As filed with the Securities and Exchange Commission on October 7, 2010
Commission File Nos.  333-155675
811-08664

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 3	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 233	[X]

JACKSON NATIONAL SEPARATE ACCOUNT - I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

1 Corporate Way, Lansing, Michigan 48951
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Thomas J. Meyer, Esq., Senior Vice President, Secretary and General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Frank J. Julian, Esq., Associate General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on October 11, 2010 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts

SEC 2125 (7-09)

PERSPECTIVE REWARDS

FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company® and through
Jackson National Separate Account – I

The date of this prospectus is   October 11 , 2010 which states the information about the separate account, the Contract, and Jackson National Life Insurance Company (“Jackson®”) you should know before investing.  This prospectus provides a description of the material rights and obligations under the Contract.  Your Contract and any endorsements are the formal contractual agreement between you and the Company.  It is important that you read the Contract and endorsements, which reflect state or other variations. This information is meant to help you decide if the Contract will meet your needs.  Please carefully read this prospectus and any related documents and keep everything together for future reference.  Additional information about the separate account can be found in the statement of additional information (“SAI”) dated October 11 , 2010 that is available upon request without charge.  To obtain a copy, contact us at our:

Annuity Service Center
P.O. Box 30314
Lansing, Michigan 48909
1-800-873-5654
www.jackson.com

This prospectus also describes a variety of optional features, not all of which may be available at the time you are interested in purchasing a Contract, as we reserve the right to prospectively restrict availability of the optional features.  Broker-dealers selling the Contracts may limit the availability of an optional feature.  Ask your representative about what optional features are or are not offered.  If a particular optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability.  In addition, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected.  We reserve the right to limit the number of Contracts that you may purchase.  We also reserve the right to refuse any premium payment.  Some optional features, including certain living benefits and death benefits, contain withdrawal restrictions that, if exceeded, may have a significant negative impact on the value of the feature and may cause the feature to prematurely terminate.  Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.

The expenses for this Contract generally are higher than those for a Contract without a Contract Enhancement, and in some cases the amount of a Contract Enhancement may be more than offset by those expenses.  Please carefully consider the features of this Contract and the related expenses to determine whether they address your investment and insurance goals and your anticipated premium payments and withdrawals.

We offer other variable annuity products with different product features, benefits and charges.  In some states, you may purchase the Contract through an automated electronic transmission/order ticket verification procedure.  Ask your representative about availability and the details.

The SAI is incorporated by reference into this prospectus, and its table of contents begins on page 209.  The prospectus and SAI are part of the registration statement that we filed with the Securities and Exchange Commission (“SEC”) about this securities offering.  The registration statement, material incorporated by reference, and other information is available on the website the SEC maintains (http://www.sec.gov) regarding registrants that make electronic filings.

Jackson is relying on SEC Rule 12h-7, which exempts insurance companies from filing periodic reports under the Securities Exchange Act of 1934 with respect to variable annuity contracts that are registered under the Securities Act of 1933 and regulated as insurance under state law.

Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus disclosure.  It is a criminal offense to represent otherwise.  We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state where this is not permitted.

• Not FDIC/NCUA insured • Not Bank/CU guaranteed • May lose value • Not a deposit • Not insured by any federal agency

The Contract makes available for investment fixed and variable options.  The variable options are Investment Divisions of the Separate Account, each of which invests in one of the following funds – all class A shares (the “Funds”):

JNL Series Trust
JNL Institutional Alt 20 Fund
JNL Institutional Alt 35 Fund
JNL Institutional Alt 50 Fund
JNL Institutional Alt 65 Fund
JNL/American Funds® Blue Chip Income and Growth Fund
JNL/American Funds Global Bond Fund
JNL/American Funds Global Small Capitalization Fund
JNL/American Funds Growth-Income Fund
JNL/American Funds International Fund
JNL/American Funds New World Fund
JNL/BlackRock Commodity Securities Fund (formerly, JNL/Credit Suisse Commodity Securities Fund)
JNL/BlackRock Global Allocation Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund (formerly, JNL/Capital Guardian International Small Cap Fund)
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs U.S. Equity Flex Fund (formerly, JNL/Credit Suisse Long/Short Fund)
JNL/Invesco Global Real Estate Fund (formerly, JNL/AIM Global Real Estate Fund)
JNL/Invesco International Growth Fund (formerly, JNL/AIM International Growth Fund)
JNL/Invesco Large Cap Growth Fund (formerly, JNL/AIM Large Cap Growth Fund)
JNL/Invesco Small Cap Growth Fund (formerly, JNL/AIM Small Cap Growth Fund)
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund
JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/Mellon Capital Management 10 x 10 Fund
JNL/Mellon Capital Management Index 5 Fund
JNL/Mellon Capital Management European 30 Fund
JNL/Mellon Capital Management Pacific Rim 30 Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Global Alpha Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Listed Private Equity Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund (formerly, JNL/Goldman Sachs Short Duration Bond Fund)
JNL/T. Rowe Price Value Fund
JNL/S&P Competitive Advantage Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Total Yield Fund
JNL/S&P 4 Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Disciplined Moderate Fund
JNL/S&P Disciplined Moderate Growth Fund
JNL/S&P Disciplined Growth Fund

JNL Variable Fund LLC
JNL/Mellon Capital Management DowSM 10 Fund
JNL/Mellon Capital Management S&P® 10 Fund
JNL/Mellon Capital Management Global 15 Fund
JNL/Mellon Capital Management Nasdaq® 25 Fund
JNL/Mellon Capital Management Value Line® 30 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management S&P® 24 Fund
JNL/Mellon Capital Management S&P® SMid 60 Fund
JNL/Mellon Capital Management NYSE® International 25 Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

Underscored are the Funds that are newly available or recently underwent name changes, as may be explained in the accompanying parenthetical.  The Funds are not the same mutual funds that you would buy directly from a retail mutual fund or through your stockbroker.  The prospectuses for the Funds are attached to this prospectus.

TABLE OF CONTENTS
GLOSSARY	1
KEY FACTS	2
FEES AND EXPENSES TABLES	4
Owner Transaction Expenses	4
Periodic Expenses	6
Total Annual Fund Operating Expenses	13
EXAMPLE	16
CONDENSED FINANCIAL INFORMATION	17
THE ANNUITY CONTRACT	17
JACKSON	18
THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT	18
The Fixed Account	18
The GMWB Fixed Account	21
THE SEPARATE ACCOUNT	21
INVESTMENT DIVISIONS	22
JNL Series Trust	22
JNL Variable Fund LLC	31
Voting Privileges	34
Substitution	34
CONTRACT CHARGES	34
Mortality and Expense Risk Charge	34
Annual Contract Maintenance Charge	35
Administration Charge	35
Transfer Charge	35
Withdrawal Charge	35
Earnings Protection Benefit (“EarningsMax”) Charge	36
Contract Enhancement Recapture Charge	37
Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”) Charge	38
5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”) Charge	39
6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”) Charge	40
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB”) Charge	40
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”) Charge	41
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (“LifeGuard Select”) Charge	42
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (“LifeGuard Select With Joint Option”) Charge	42
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up And Transfer Of Assets (“Jackson Select”) Charge	43
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up And Transfer Of Assets (“Jackson Select With Joint Option”) Charge	44
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”) Charge	45
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net with Joint Option”) Charge	46
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex GMWB”) Charge.	47
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex With Joint Option GMWB”) Charge.	48
Death Benefit Charges	48
Commutation Fee	50
Other Expenses	50
Premium Taxes	50
Income Taxes	50
DISTRIBUTION OF CONTRACTS	51
PURCHASES	52
Minimum Initial Premium	52
Minimum Additional Premiums	52
Maximum Premiums	53
Allocations of Premium	53
Contract Enhancements	54
Capital Protection Program	55
Accumulation Units	55
TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS	56
Potential Limits and Conditions on Fixed Account Transfers	56
Restrictions on Transfers: Market Timing	57
TELEPHONE AND INTERNET TRANSACTIONS	58
The Basics	58
What You Can Do and How	58
What You Can Do and When	58
How to Cancel a Transaction	58
Our Procedures	58
ACCESS TO YOUR MONEY	59
Waiver of Withdrawal and Recapture Charges for Certain Emergencies	60
Guaranteed Minimum Withdrawal Benefit Considerations	61
Guaranteed Minimum Withdrawal Benefit Important Special Considerations	62
Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”)	62
5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”)	68
6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”)	71
For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom 6 GMWB”)	75
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”)	84
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (“LifeGuard Select”)	93
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (“LifeGuard Select With Joint Option”)	105
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up And Transfer Of Assets (“Jackson Select”)	118
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up And Transfer Of Assets (“Jackson Select With Joint Option”)	130
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”)	143
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net with Joint Option”)	154
Guaranteed Minimum Withdrawal Benefits for a Single Life or two Covered Lives with Combinations of Optional Bonus Percentage Amounts, Annual or Quarterly Contract Value-Based Step-Ups, and Guaranteed Death Benefit (“LifeGuard Freedom Flex GMWB” and “LifeGuard Freedom Flex with Joint Option GMWB”).	165
LifeGuard Freedom Flex GMWB	167
LifeGuard Freedom Flex with Joint Option GMWB	177
Systematic Withdrawal Program	165
Suspension of Withdrawals or Transfers	189
INCOME PAYMENTS (THE INCOME PHASE)	189
Variable Income Payments	190
Income Options	190
DEATH BENEFIT	191
Basic Death Benefit	191
Earnings Protection Benefit (“EarningsMax”)	192
Optional Death Benefits	192
5% Roll-up Death Benefit	193
6% Roll-up Death Benefit	194
Highest Quarterly Anniversary Value Death Benefit	195
Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit	195
Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit	197
LifeGuard Freedom 6 DB	198
LifeGuard Freedom Flex DB	200
Payout Options	201
Pre-Selected Payout Options	202
Special Spousal Continuation Option	202
Death of Owner On or After the Income Date	202
Death of Annuitant	202
TAXES	202
Contract Owner Taxation	203
Tax-Qualified and Non-Qualified Contracts	203
Non-Qualified Contracts – General Taxation	203
Non-Qualified Contracts – Aggregation of Contracts	203
Non-Qualified Contracts – Withdrawals and Income Payments	203
Non-Qualified Contracts – Required Distributions	203
Tax-Qualified Contracts – Withdrawals and Income Payments	204
Withdrawals – Tax-Sheltered Annuities	204
Withdrawals – Roth IRAs	204
Constructive Withdrawals – Investment Adviser Fees	204
Extension of Latest Income Date	204
Death Benefits	204
IRS Approval	204
Assignment	204
Diversification	205
Owner Control	205
Withholding	205
Jackson Taxation	205
OTHER INFORMATION	206
Dollar Cost Averaging	206
Dollar Cost Averaging Plus (DCA+)	206
Earnings Sweep	206
Rebalancing	206
Free Look	206
Advertising	207
Restrictions Under the Texas Optional Retirement Program (ORP)	207
Modification of Your Contract	207
Legal Proceedings	207
PRIVACY POLICY	207
Collection of Nonpublic Personal Information	207
Disclosure of Current and Former Customer Nonpublic Personal Information	208
Security to Protect the Confidentiality of Nonpublic Personal Information	208
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION	209
APPENDIX A (Trademarks, Services Marks, and Related Disclosures)	A-1
APPENDIX B (Contract Enhancement Recapture Charge Prospectus Examples)	B-1
APPENDIX C (Broker-Dealer Support)	C-1
APPENDIX D (GMWB Prospectus Examples)	D-1
APPENDIX E (GMWB Prospectus Examples for LifeGuard Freedom Flex GMWB, LifeGuard Freedom Flex With Joint Option GMWB, Jackson Select and Jackson Select With Joint Option)	E- 1
APPENDIX F (Transfer of Assets Methodology)	F -1
APPENDIX G (Accumulation Unit Values)	G -1

GLOSSARY

These terms are capitalized when used throughout this prospectus because they have special meaning.  In reading this prospectus, please refer back to this glossary if you have any questions about these terms.

Accumulation Unit – a unit of measure we use to calculate the value in an Investment Division prior to the Income Date.

Annuitant – the natural person on whose life annuity payments for this Contract are based.  The Contract allows for the naming of joint Annuitants.  Any reference to the Annuitant includes any joint Annuitant.

Annuity Unit – a unit of measure we use in calculating the value of a variable annuity payment on and after the Income Date.

Beneficiary – the natural person or legal entity designated to receive any Contract benefits upon the Owner's death.  The Contract allows for the naming of multiple Beneficiaries.

Completed Year – the succeeding twelve months from the date on which we receive a premium payment.  Completed Years specify the years from the date of receipt of the premium and does not refer to Contract Years.  If the premium receipt date is on the Issue Date of the Contract then Completed Year 0-1 does not include the first Contract Anniversary.  The first Contract Anniversary begins Completed Year 1-2 and each successive Completed Year begins with the Contract Anniversary of the preceding Contract Year and ends the day before the next Contract Anniversary.

If the premium receipt date is other than the Issue Date or a subsequent Contract Anniversary, there is no correlation of the Contract Anniversary date and Completed Years.  For example, if the Issue Date is January 15, 2010 and a premium payment is received on February 28, 2010 then, although the first Contract Anniversary is January 15, 2011, Completed Year 0-1 for that premium payment would begin on February 28, 2010 and end on February 27, 2011.  Completed Year 1-2 for that premium payment would begin on February 28, 2011.

Contract – the individual deferred variable and fixed annuity contract and any optional endorsements you may have selected.

Contract Anniversary – each one-year anniversary of the Contract's Issue Date.

Contract Enhancement – a credit that we will make to each premium payment you make.

Contract Month – the period of time between consecutive monthly anniversaries of the Contract's Issue Date.

Contract Monthly Anniversary – each one-month anniversary of the Contract's Issue Date.

Contract Quarter – the period of time between consecutive three-month anniversaries of the Contract's Issue Date.

Contract Quarterly Anniversary – each three-month anniversary of the Contract's Issue Date.

Contract Value – the sum of the allocations between the Contract's Investment Divisions, Fixed Account and Guaranteed Minimum Withdrawal Benefit (GMWB) Fixed Account.

Contract Year – the succeeding twelve months from a Contract's Issue Date and every anniversary.  The first Contract Year (Contract Year 0-1) starts on the Contract's Issue Date and extends to, but does not include, the first Contract Anniversary.  Subsequent Contract Years start on an anniversary date and extend to, but do not include, the next anniversary date.

For example, if the Issue Date is January 15, 2010, then the end of Contract Year 0-1 would be January 14, 2011, and January 15, 2011, which is the first Contract Anniversary, begins Contract Year 1-2.

Excess Interest Adjustment – an adjustment to the Contract Value allocated to the Fixed Account that is withdrawn, transferred, or annuitized before the end of the period.

Fixed Account – part of our General Account to which the Contract Value you allocate is guaranteed to earn a stated rate of return over the specified period.

Fixed Account Contract Value – the sum of the allocations between the Contract's Fixed Account Options.

Fixed Account Option – a Contract option within the Fixed Account for a specific period under which a stated rate of return will be credited.

General Account – the General Account includes all our assets, including any Contract Value allocated to the Fixed Account and the GMWB Fixed Account, which are available to our creditors.

Good Order – when our administrative requirements are met for any requested action or change, including that we have received sufficient supporting documentation.

Guaranteed Minimum Withdrawal Benefit (GMWB) Fixed Account – part of our General Account to and from which, if you elect a GMWB containing a Transfer of Assets provision (the LifeGuard Select GMWB, LifeGuard Select with Joint Option GMWB, Jackson Select GMWB and Jackson Select with Joint Option GMWB contain a Transfer of Assets provision), automatic transfers of your Contract Value may be required according to non-discretionary formulas.  The Contract Value allocated to the GMWB Fixed Account will earn a stated rate of return over a specified period.

GMWB Fixed Account Contract Value – the sum of the allocation s to the Contract's GMWB Fixed Account.

Income Date – the date on which you begin receiving annuity payments.

Issue Date – the date your Contract is issued.

Investment Division – one of multiple variable options of the Separate Account to allocate your Contract's value, each of which exclusively invests in a different available Fund.  The Investment Divisions are called variable because the return on investment is not guaranteed.

Jackson, JNL, we, our, or us – Jackson National Life Insurance Company.  (We do not capitalize “we,” “our,” or “us” in the prospectus.)

GLOSSARY
Owner, you or your – the natural person or legal entity entitled to exercise all rights and privileges under the Contract.  Usually, but not always, the Owner is the Annuitant.  The Contract allows for the naming of joint Owners.  (We do not capitalize “you” or “your” in the prospectus.)  Any reference to the Owner includes any joint Owner.
Separate Account – Jackson National Separate Account – I.  The Separate Account is divided into sub-accounts generally referred to as Investment Divisions.
Separate Account Contract Value – the sum of the allocations between the Contract's Investment Divisions.

KEY FACTS

The immediately following two sections briefly introduce the Contract (and its benefits and features) and its costs; however, please carefully read the whole prospectus and any related documents before purchasing the Contract to be sure that it will meet your needs.

Allocation Options
The Contract makes available Investment Divisions and a Fixed Account for allocation of your premium payments and Contract Value.  In addition, if you elect a GMWB containing a Transfer of Assets provision, automatic transfers of your Contract Value may be allocated to a GMWB Fixed Account.  For more information about the fixed accounts, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 18.  For more information about the Investment Divisions, please see “INVESTMENT DIVISIONS” beginning on page 22.

Investment Purpose
The Contract is intended to help you save for retirement or another long-term investment purpose.  The Contract is designed to provide tax deferral on your earnings, if it is not issued under a qualified retirement plan.  Qualified plans confer their own tax deferral.  For more information, please see “TAXES” beginning on page 202.

Free Look
If you change your mind about having purchased the Contract, you may return it without penalty.  There are conditions and limitations, including time limitations, depending on where you live.  For more information, please see “Free Look” beginning on page 206.  In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions.  State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

Purchases
There are minimum and maximum premium requirements.  You will receive a credit on your premium payments, subject to fees, conditions and limitations.  The Contract also has a premium protection option, namely the Capital Protection Program.  For more information, please see “PURCHASES” beginning on page 52.

Optional Endorsements
Not all optional endorsements are available in all states or through all broker-dealers.  The availability of optional endorsements may reflect state prohibitions and variations, Jackson’s reservation of the right not to offer certain optional endorsements, and broker-dealer selections.  The representative assisting you will advise you whether an optional benefit is available and of any variations.

Withdrawals
Before the Income Date, there are a number of ways to access your Contract Value, generally subject to a charge or adjustment, particularly during the early Contract Years.  There are also a number of optional withdrawal benefits available.  The Contract has a free withdrawal provision and waives the charges and adjustments in the event of some unforeseen emergencies.  For more information, please see “ACCESS TO YOUR MONEY” beginning on page 59 .

Income Payments	There are a number of income options available. For more information, please see “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 189.

Death Benefit
The Contract has a death benefit that becomes payable if you die before the Income Date.  There are also a number of optional death benefits available.  For more information, please see “DEATH BENEFIT” beginning on page 191.

FEES AND EXPENSES TABLES

The following tables describe the fees and expenses that you will pay when purchasing, owning and surrendering the Contract.  The first table (and footnotes) describes the fees and expenses that you will pay at the time that you purchase the Contract, surrender the Contract or transfer cash value between investment options.

Owner Transaction Expenses

Front-end Sales Load	None

Maximum Withdrawal Charge 1
Percentage of premium withdrawn, if applicable	7.5%

Maximum Contract Enhancement Recapture Charge 2
Percentage of the corresponding premiums withdrawn	6.0%

Maximum Premium Taxes 3
Percentage of each premium	3.5%

Commutation Fee:  Upon a total withdrawal after income payments have commenced under income option 4, or if after death during the period for which payments are guaranteed under income option 3 and Beneficiary elects a lump sum payment, the amount received will be reduced by (a) minus (b) where:

• (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and
• (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

Commutation Fee:  Upon a total withdrawal after income payments have commenced under income option 4, or if after death during the period for which payments are guaranteed under income option 3 and Beneficiary elects a lump sum payment, the amount received will be reduced by (a) minus (b) where:

• (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and
• (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

Transfer Charge 4
Per transfer after 15 in a Contract Year	$25

Expedited Delivery Charge 5	$22.50

1
There may be a withdrawal charge on these withdrawals of Contract Value:  withdrawals in excess of the free withdrawal amounts; withdrawals under a tax-qualified Contract that exceed the required minimum distributions of the Internal Revenue Code; withdrawals in excess of the free withdrawal amount to meet the required minimum distributions of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distributions of a Roth IRA annuity; a total withdrawal; and withdrawals on an Income Date that is within one year of the Issue Date.  The withdrawal charge is a schedule lasting nine Completed Years (state variations may apply) :

	Withdrawal Charge (as a percentage of premium payments)
Completed Years Since Receipt Of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7-8	8-9	9+
Withdrawal Charge	7.5%	7%	6%	5.50%	5%	4%	3%	2%	1%	0

For Contracts purchased in the state of Connecticut on or after  October 11, 2010 , the withdrawal charge schedule includes the Contract Enhancement recapture charge and reflects the fact that the maximum Contract Enhancement credited is 5% (rather than 6% or 8%),  The withdrawal charge schedule is as follows:

	Withdrawal Charge (as a percentage of premium payments)
Completed Years Since Receipt Of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7-8	8-9	9+
Withdrawal Charge	9%	9%	8%	7%	6%	5%	4%	2%	1%	0
For Contracts purchased in the state of Connecticut before October 11, 2010 , the withdrawal charge schedule is as follows:
	Withdrawal Charge (as a percentage of premium payments)
Completed Years Since Receipt Of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7-8	8-9	9+
Withdrawal Charge	5%	4.50%	4%	3.50%	3%	2.50%	2%	1%	0.50%	0

2
Contract Enhancements (C.E.) are subject to recapture charges in addition to asset-based charges for specified periods.  There is a recapture charge on withdrawals of Contract Value when: the Contract is returned during the free look period; withdrawals are in excess of the free withdrawal amounts; withdrawals exceed the required minimum distributions of the Internal Revenue Code; there is a total withdrawal; and there is a total withdrawal due to annuitizing the Contract and the corresponding Income Date is within the recapture charge schedule.  The recapture charge schedule is based on Completed Years:

	Contract Enhancement Recapture Charge (as a percentage of premium payments)
Completed Years Since Receipt Of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7-8	8-9	9+
Recapture Charge	6%	5.50%	4.50%	4%	3.50%	3%	2%	1%	0.50%	0

Please note that if you return your Contract during the free look period, the entire amount of any Contract Enhancement will be recaptured.
For Contracts purchased in the state of Connecticut before October 11, 2010 , the recapture charge schedule reflects the fact that the maximum Contract Enhancement credited is 5% (rather than 6% or 8%), and is as follows:

	Contract Enhancement Recapture Charge (as a percentage of premium payments)
Completed Years Since Receipt Of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7-8	8-9	9+
Recapture Charge	5%	4.50%	4%	3.50%	3%	2.50%	2%	1%	0.50%	0

Again, if you return your Contract during the free look period, the entire amount of any Contract Enhancement will be recaptured.

3	Premium taxes generally range from 0 to 3.5% and vary by state.
4	We do not count transfers in conjunction with dollar cost averaging, earnings sweep, automatic rebalancing, and periodic automatic transfers.
5	For overnight delivery on Saturday; otherwise, the overnight delivery charge is $10 for withdrawals. We also charge $20 for wire transfers in connection with withdrawals.

The next table (and footnotes) describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds' fees and expenses.

Periodic Expenses

Base Contract

Annual Contract Maintenance Charge 6		$35

Separate Account Annual Expenses
Annual percentage of average daily account value of Investment Divisions		1.80%

Mortality And Expense Risk Charge	1.65%

Administration Charge	0.15%

Total Separate Account Annual Expenses for Base Contract		1.80%

Optional Endorsements - A variety of optional endorsements to the Contract are available. Please see the footnotes for additional information on the various optional endorsement charges.

The following optional endorsement charge is based on average daily net asset value. You may select the benefit below7:

Earnings Protection Benefit Maximum Annual Charge (“EarningsMax®”) 8	0.45%

The following optional death benefit endorsement charges are benefit based.  Please see the footnotes for additional information on the various optional death benefit endorsement charges.  You may select one of the available benefits listed below7:

5% Roll-up Death Benefit Maximum Annual Charge 9	1.20%
6% Roll-up Death Benefit Maximum Annual Charge 10	1.60%
Highest Quarterly Anniversary Value Death Benefit Maximum Annual Charge 11	0.60%
Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit Maximum Annual Charge 12	1.40%
Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit Maximum Annual Charge 13	1.80%
LifeGuard Freedom 6 DBSM Maximum Annual Charge (no longer offered as of October 11, 2010) (only available if the LifeGuard Freedom 6 GMWB is also selected) 14	0.60%
LifeGuard Freedom Flex DB SM Maximum Annual Charge (only available with a specified combination of Options for the LifeGuard Freedom Flex GMWB) 15	0.72%

The following optional endorsement charges are benefit based.  Please see the footnotes for additional information on the various optional endorsement charges.  You may select one of the available benefits listed below7:

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up Maximum Annual Charge (“SafeGuard MaxSM”) 16	1.20%
5% GMWB With Annual Step-Up Maximum Annual Charge (“AutoGuard 5SM”) 17	1.47%
6% GMWB With Annual Step-Up Maximum Annual Charge (“AutoGuard 6SM”) 18	1.62%
For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of October 11, 2010) (“LifeGuard Freedom 6SM GMWB”) 19	1.50%
Joint For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of October 11, 2010) (“LifeGuard Freedom 6 GMWB With Joint Option”) 20	1.86%
For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Maximum Annual Charge (no longer offered as of May 1, 2010)(“LifeGuard SelectSM”) 21	1.50%
Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Maximum Annual Charge (no longer offered as of May 1, 2010)(“LifeGuard Select With Joint Option”) 22	1.86%
For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets Maximum Annual Charge (“Jackson SelectSM”) 23	2.04%
Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets Maximum Annual Charge (“Jackson Select With Joint Option”) 24	2.64%
For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Maximum Annual Charge (“LifeGuard Freedom 6 Net”) 25	2.10%
Joint For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Maximum Annual Charge (“LifeGuard Freedom 6 Net With Joint Option”) 26	3.00%
For Life GMWB With Bonus and Step-Up Maximum Annual Charge (“LifeGuard Freedom Flex GMWB”) 27	2.64%
Joint For Life GMWB With Bonus and Step-Up Maximum Annual Charge (“LifeGuard Freedom Flex With Joint Option GMWB”) 28	3.00%

6
This charge is waived on Contract Value of $50,000 or more.  This charge is deducted proportionally from allocations to the Investment Divisions, the Fixed Account and the GMWB Fixed Account either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.

7	Some optional endorsements are only available to select when purchasing the Contract and once purchased cannot be canceled.
8	The current charge is 0.30%.
9
The current charge for this 5% Roll up Death Benefit is 0.15% of the GMDB Benefit Base each Contract Quarter (0.60% annually), subject to a maximum annual charge of 1.20% of the GMDB Benefit Base (as used in the Table).  The GMDB Benefit Base for this optional endorsement generally equals the Step-Up Value on the most recent Step-Up Date, subject to certain adjustments after the most recent Step-Up Date, compounded at an annual interest rate of 5% (4% if the Owner was age 70 or older on the endorsement’s effective date) until the Contract Anniversary immediately preceding the Owner's 81st birthday.
The Step-Up Date is initially equal to the endorsement’s effective date, and the Step-Up Value is initially equal to: (a) the initial premium paid (net of any applicable premium taxes) if the endorsement’s effective date is the Contract’s Issue Date; or (b) the Contract Value, less any recapture charges (that would be paid were you to make a full withdrawal on the endorsement’s effective date), as of the endorsement’s effective date if the effective date is after the Contract’s Issue Date.  If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary following the endorsement’s effective date or the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday, the Step-Up Date is equal to that Contract Anniversary, and the Step-Up Value is equal to the Contract Value on that Step-Up Date.
For more information about the charge for this endorsement, please see “5% Roll-up Death Benefit” under “Death Benefit Charges”, beginning on page 48.  For more information about how the endorsement works, including more details regarding the GMDB Benefit Base, please see “5% Roll-up Death Benefit” under “Optional Death Benefits”, beginning on page 193.

10
The current charge for this 6% Roll-up Death Benefit is 0.20% of the GMDB Benefit Base each Contract Quarter (0.80% annually), subject to a maximum annual charge of 1.60% of the GMDB Benefit Base (as used in the Table).  The GMDB Benefit Base for this optional endorsement generally equals the Step-Up Value on the most recent Step-Up Date, subject to certain adjustments after the most recent Step-Up Date, compounded at an annual interest rate of 6% (5% if the Owner was age 70 or older on the endorsement’s effective date) until the Contract Anniversary immediately preceding the Owner's 81st birthday.

The Step-Up Date is initially equal to the endorsement’s effective date, and the Step-Up Value is initially equal to: (a) the initial Premium paid (net of any applicable premium taxes) if the endorsement’s effective date is the Contract’s Issue Date: or (b) the Contract Value, less any recapture charges (that would be paid were you to make a full withdrawal on the endorsement’s effective date), as of the endorsement’s effective date if the effective date is after the Contract’s Issue Date.  If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary following the endorsement’s effective date or the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday, the Step-Up Date is equal to that Contract Anniversary, and the Step-Up Value is equal to the Contract Value on that Step-Up Date.

For more information about the charge for this endorsement, please see “6% Roll-up Death Benefit” under “Death Benefit Charges”, beginning on page 49.  For more information about how the endorsement works, including more details regarding the GMDB Benefit Base, please see “6% Roll-up Death Benefit” under “Optional Death Benefits”, beginning on page 194.

11
The current charge for this Highest Quarterly Anniversary Value Death Benefit is 0.075% of the GMDB Benefit Base each Contract Quarter (0.30% annually), subject to a maximum annual charge of 0.60% of the GMDB Benefit Base (as used in the Table).  The GMDB Benefit Base for this optional endorsement generally equals the greatest of the adjusted quarterly Contract Values on the endorsement’s effective date and on any Contract Quarterly Anniversary following the endorsement’s effective date but prior to the Owner's 81st birthday, subject to certain adjustments after that date.
For more information about the charge for this endorsement, please see “Highest Quarterly Anniversary Value Death Benefit” under “Death Benefit Charges”, beginning on page 49.  For more information about how the endorsement works, including more details regarding the GMDB Benefit Base, please see “Highest Quarterly Anniversary Value Death Benefit” under “Optional Death Benefits”, beginning on page 195.

12
The current charge for this Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit is 0.175% of the GMDB Benefit Base each Contract Quarter (0.70% annually), subject to a maximum annual charge of 1.40% of the GMDB Benefit Base (as used in the Table).  The GMDB Benefit Base for this optional endorsement generally equals the greater of (a) or (b), where:
(a) Generally equals the Step-Up Value on the most recent Step-Up Date, subject to certain adjustments after the most recent Step-Up Date, compounded at an annual interest rate of 5% (4% if the Owner was age 70 or older on the endorsement’s effective date) until the Contract Anniversary immediately preceding the Owner's 81st birthday; and
(b) Generally equals the greatest of the adjusted quarterly Contract Values on the endorsement’s effective date and on any Contract Quarterly Anniversary following the endorsement’s effective date but prior to the Owner's 81st birthday, subject to certain adjustments after that date.
The Step-Up Date is initially equal to the endorsement’s effective date, and the Step-Up Value is initially equal to: (a) the initial Premium paid (net of any applicable premium taxes) if the endorsement’s effective date is the Contract’s Issue Date: or (b) the Contract Value, less any recapture charges (that would be paid were you to make a full withdrawal on the endorsement’s effective date), as of the endorsement’s effective date if the effective date is after the Contract’s Issue Date.  If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary following the endorsement’s effective date or the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday, the Step-Up Date is equal to that Contract Anniversary, and the Step-Up Value is equal to the Contract Value on that Step-Up Date.
For more information about the charge for this endorsement, please see “Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit” under “Death Benefit Charges”, beginning on page 49.  For more information about how the endorsement works, including more details regarding the GMDB Benefit Base, please see “Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit” under “Optional Death Benefits”, beginning on page 195.

13
The current charge for this Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit is 0.225% of the GMDB Benefit Base each Contract Quarter (0.90% annually), subject to a maximum annual charge of 1.80% of the GMDB Benefit Base (as used in the Table).  The GMDB Benefit Base for this optional endorsement generally equals the greater of (a) or (b), where:
(a) Generally equals the Step-Up Value on the most recent Step-Up Date, subject to certain adjustments after the most recent Step-Up Date, compounded at an annual interest rate of 6% (5% if the Owner was age 70 or older on the endorsement’s effective date) until the Contract Anniversary immediately preceding the Owner's 81st birthday; and
(b) Generally equals the greatest of the adjusted quarterly Contract Values on the endorsement’s effective date and on any Contract Quarterly Anniversary following the endorsement’s effective date but prior to the Owner's 81st birthday, subject to certain adjustments after that date.
The Step-Up Date is initially equal to the endorsement’s effective date, and the Step-Up Value is initially equal to: (a) the initial Premium paid (net of any applicable premium taxes) if the endorsement’s effective date is the Contract’s Issue Date: or (b) the Contract Value, less any recapture charges (that would paid were you to make a full withdrawal on the endorsement’s effective date), as of the endorsement’s effective date if the effective date is after the Contract’s Issue Date.  If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary following the endorsement’s effective date or the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday, the Step-Up Date is equal to that Contract Anniversary, and the Step-Up Value is equal to the Contract Value on that Step-Up Date.
For more information about the charge for this endorsement, please see “Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit” under “Death Benefit Charges”, beginning on page 49.  For more information about how the endorsement works, including more details regarding the GMDB Benefit Base, please see “Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit” under “Optional Death Benefits”, beginning on page 197.

14
The LifeGuard Freedom 6 DB is only available in conjunction with the purchase of the LifeGuard Freedom 6 GMWB.  The current and maximum charge for the LifeGuard Freedom 6 DB is 0.15% of the GMWB Death Benefit each Contract Quarter (0.60% annually).  The charge for LifeGuard Freedom 6 DB is in addition to the charge for the LifeGuard Freedom 6 GMWB.
The GMWB Death Benefit is equal to the LifeGuard Freedom 6 GWB (see footnote 18 below).  If you select the LifeGuard Freedom 6 GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the LifeGuard Freedom 6 GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
For more information about the charge for the LifeGuard Freedom 6 DB, please see “LifeGuard Freedom 6 DB” under “Death Benefit Charges”, beginning on page 49.  For more information about how this optional death benefit endorsement works, please see “LifeGuard Freedom 6 DB” under “Optional Death Benefits”, beginning on page 198.  For more information about how the LifeGuard Freedom 6 GMWB works, please see “For Life GMWB With Bonus and Annual Step-Up” beginning on page 75.

15
The LifeGuard Freedom Flex DB is only available in conjunction with the purchase of the LifeGuard Freedom Flex GMWB (with 6% Bonus and Annual Step-Up Options).  The current and maximum charge for the LifeGuard Freedom Flex DB is 0.175% of the GMWB Death Benefit each Contract Quarter (0.70% annually).  For Contracts purchased in Washington State , the current and maximum charge is 0.06% of the GMWB Death Benefit each Contract Month (0.72% annually, as used in the table).   The charge for LifeGuard Freedom Flex DB   is in addition to the charge for the LifeGuard Freedom Flex GMWB (with 6% Bonus and Annual Step-Up Options) .
If you select the LifeGuard Freedom Flex DB when you purchase your Contract, the initial GMWB Death Benefit is generally your initial premium payment, net of premium taxes, plus any Contract Enhancement.
For more information about the charge for the LifeGuard Freedom Flex DB, please see “LifeGuard Freedom Flex DB” under “Death Benefit Charges”, beginning on page 50 .  For more information about how the LifeGuard Freedom Flex DB works, please see “LifeGuard Freedom Flex DB” under “Optional Death Benefits”, beginning on page 200 .  For more information about how the LifeGuard Freedom Flex GMWB works, please see “LifeGuard Freedom Flex GMWB” beginning on page 167 .

16
1.20% is the maximum annual charge of the Guaranteed Withdrawal Benefit with 5-Year Step-Up, which charge is payable quarterly.  The below tables have the maximum and current charges.  You pay the applicable percentage of the GWB each Contract Quarter.  But for Contracts purchased in Washington State, you pay the charge each Contract Month.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB was elected after the issue date (which is no longer an option on or after May 1, 2010), the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

GMWB With 5-Year Step-Up
Annual Charge	Maximum		Current
For endorsements purchased on or after May 1, 2010	1.20%÷4	1.20%÷12	.60%÷4	.60%÷12
For endorsements purchased before May 1, 2010	.80%÷4	.81%÷12	0.45%÷4	0.45%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued; or upon election of a step-up – subject to the applicable maximum annual charge.
For more information, including how the GWB is calculated, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 62.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.

17
The charge is quarterly, currently 0.1625% of the GWB, which is 0.65% of the GWB on an annual basis, subject to a maximum annual charge of 1.45%.  But for Contracts purchased in Washington State, the charge is monthly, currently 0.055% of the GWB, which, annually, is 0.66% of the GWB, subject to a maximum annual charge of 1.47% as used in the Table.  We reserve the right to prospectively change the current charge: on new Contracts: if you select this benefit after your Contract is issued: or with a step-up that you request (not on step-ups that are automatic) – subject to the applicable maximum annual charge.
The charge is deducted at the end of each Contract Quarter/Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.
While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information, including how the GWB is calculated, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 68.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.

18
The charge is quarterly, currently 0.2125% of the GWB, which is 0.85% of the GWB on an annual basis, subject to a maximum annual charge of 1.60%.  But for Contracts purchased in Washington State, the charge is monthly, currently 0.0725% of the GWB, which, annually, is 0.87% of the GWB, subject to a maximum annual charge of 1.62% as used in the Table.  The charge is deducted at the end of each Contract Quarter/Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.  We reserve the right to prospectively change the current charge: on new Contracts: if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to the applicable maximum annual charge.
While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information, including how the GWB is calculated, please see “6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 71.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.

19
1.50% is the maximum annual charge of the For Life GMWB With Bonus and Annual Step-Up, which charge is payable quarterly.  The below tables have the maximum and current charges.  You pay the applicable percentage of the GWB each Contract Quarter.  But for Contracts purchased in Washington State, you pay the charge each Contract Month.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

For Life GMWB With Bonus and Annual Step-Up
Annual Charge	Maximum		Current
Ages 45 – 80	1.50%÷4	1.50%÷12	0.95%÷4	0.96%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

20
For Contracts purchased in Washington State, 1.86% is the maximum annual charge of the Joint For Life GMWB With Bonus and Annual Step-Up, which charge is payable each Contract Month.  For Contracts purchased in all other states, 1.85% is the maximum annual charge of the Joint For Life GMWB With Bonus and Annual Step-Up, which charge is payable each Contract Quarter.  The below tables have the maximum and current charges.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

Joint For Life GMWB With Bonus and Annual Step-Up
Annual Charge	Maximum		Current
Ages 45 – 80	1.85%÷4	1.86%÷12	1.25%÷4	1.26%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.
For more information about the charge for this endorsement, please see “Joint For Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 41.  For more information about how the endorsement works, please see “Joint For Life GMWB With Bonus and Annual Step-Up” beginning on page 84.

21
1.50% is the maximum annual charge of the For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up, which charge is payable quarterly.  The below tables have the maximum and current charges.  You pay the applicable percentage of the GWB each Contract Quarter.  But for Contracts purchased in Washington State, you pay the charge each Contract Month.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up
Annual Charge	Maximum		Current
Ages 55 – 80	1.50%÷4	1.50%÷12	0.85%÷4	0.87%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the applicable maximum annual charge.
For more information about the charge for this endorsement, please see “For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Charge” beginning on page 42.  For more information about how the endorsement works, please see “For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 93.  Please check with your representative to learn about the current interest rate for the GMWB Fixed Account.  You may also contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.

22
For contracts purchased in Washington State, 1.86% is the maximum annual charge of the Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up, which charge is payable each Contract Month.  For Contracts purchased in all other states, 1.85% is the maximum annual charge of the Joint for Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up, which charge is payable each Contract Quarter.  The below tables have the maximum and current charges.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up
Annual Charge	Maximum		Current
Ages 55– 80	1.85%÷4	1.86%÷12	1.05%÷4	1.05%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the applicable maximum annual charge.
For more information about the charge for this endorsement, please see “Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Charge” beginning on page 42.  For more information about how the endorsement works, please see “Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 105.  Please check with your representative to learn about the current interest rate for the GMWB Fixed Account.  You may also contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.

23
For Contracts purchased in Washington State, 2.04 % is the maximum annual charge of the For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets, which charge is payable each Contract Month.  For Contracts purchased in all other states, 2.00 % is the maximum annual charge of the For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets, which charge is payable quarterly.  The below tables have the maximum and current charges.   If you select this GMWB on or after October 11, 2010 when you purchase your Contract, the initial GWB is generally your initial premium payment net of premium taxes, plus any Contract Enhancement .  If the GMWB is elected after the issue date, subject to availability, the initial GWB is generally your Contract Value less (for GMWBs issued before October 11, 2010 ) any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement was added, .
We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets
Annual Charge	Maximum		Current
For endorsements purchased on or after October 11, 2010	2.00%÷4	2.04%÷12	1.00%÷4	1.02%÷12
For endorsements purchased before October 11, 2010	1.70%÷4	1.74%÷12	.85%÷4	.87%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the second Contract Anniversary (fifth Contract Anniversary if this endorsement was issued before October 11, 2010) , again subject to the applicable maximum annual charge.
For more information about the charge for this endorsement, please see “For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets Charge” beginning on page 43.  For more information about how the endorsement works, please see “For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets” beginning on page 118.  Please check with your representative to learn about the current interest rate for the GMWB Fixed Account.  You may also contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.

24
For Contracts purchased in Washington State , 2.64 % is the maximum annual charge of the Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets, which charge is payable each Contract Month .   For Contracts purchased in all other states, 2.60% is the maximum annual charge of the Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets, which charge is payable quarterly.   The below tables have the maximum and current charges.  The GWB is the guaranteed amount available for future periodic withdrawals.   If you select this GMWB on or after October 11, 2010 when you purchase your Contract, the initial GWB is generally your initial premium payment net of premium taxes, plus any Contract Enhancement .   If the GMWB is elected after the issue date, subject to availability, the initial GWB is generally your Contract Value, less (for GMWBs issued before October 11, 2010 ) any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement was added
We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets
Annual Charge	Maximum		Current
For endorsements purchased on or after October 11, 2010	2.60%÷4	2.64%÷12	1.30%÷4	1.32%÷12
For endorsements purchased before October 11, 2010	2.10%÷4	2.10%÷12	1.05%÷4	1.05%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the second Contract Anniversary (fifth Contract Anniversary if this endorsement was issued before October 11, 2010) , again subject to the applicable maximum annual charge.
For more information about the charge for this endorsement, please see “Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets Charge” beginning on page 44.  For more information about how the endorsement works, please see “Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets” beginning on page 130.  Please check with your representative to learn about the current interest rate for the GMWB Fixed Account.  You may also contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.

25
2.10% is the maximum annual charge of the For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount, which charge is payable quarterly.  The below tables have the maximum and current charges.  You pay the applicable percentage of the GWB each Contract Quarter.  But for Contracts purchased in Washington State, you pay the charge each Contract Month.  The GWB is the guaranteed amount available for future periodic withdrawals.  The GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.
We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount
Annual Charge	Maximum		Current
Ages 45 – 80	2.10%÷4	2.10%÷12	1.05%÷4	1.05%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.
For more information about the charge for this endorsement, please see “For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Charge” beginning on page 45.  For more information about how the endorsement works, please see “For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount” beginning on page 143.

26
3.00% is the maximum annual charge of the Joint For Life GMWB Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount, which charge is payable quarterly.  The below tables have the maximum and current charges.  You pay the applicable percentage of the GWB each Contract Quarter.  But for Contracts purchased in Washington State, you pay the charge each Contract Month.  The GWB is the guaranteed amount available for future periodic withdrawals.  The GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.
We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

Joint For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount
Annual Charge	Maximum		Current
Ages 45 – 80	3.00%÷4	3.00%÷12	1.50%÷4	1.50%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.
For more information about the charge for this endorsement, please see “Joint For Life GMWB Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Charge” beginning on page 46.  For more information about how the endorsement works, please see “Joint For Life GMWB Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount” beginning on page 154.

27
For Contracts purchased in Washington State , 2.64% is the maximum annual charge for the For Life GMWB With Bonus and Annual Step-Up Options.  For Contracts purchased in all other states, 2.60% is the maximum annual charge of the For Life GMWB With Bonus and Annual Step-Up.   Charges are an annual percentage of the GWB and are payable each Contract Quarter.   The below tables have the maximum and current charges.   The GWB is the guaranteed amount available for future periodic withdrawals.  If you select this GMWB when you purchase your Contract, the initial GWB is generally your initial premium payment net of premium taxes, plus any Contract Enhancement .
We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

LifeGuard Freedom Flex GMWB
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	1.80%÷4	1.80%÷12	0.90%÷4	0.90%÷12
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.00%÷4	2.04%÷12	1.00%÷4	1.02%÷12
6% Bonus and Annual Step-Up	1.90%÷4	1.92%÷12	0.95%÷4	0.96%÷12
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.20%÷4	2.22%÷12	1.10%÷4	1.11%÷12
7% Bonus and Annual Step-Up	2.20%÷4	2.22%÷12	1.10%÷4	1.11%÷12
7% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.50%÷4	2.52%÷12	1.25%÷4	1.26%÷12
8% Bonus and Annual Step-Up	2.60%÷4	2.64%÷12	1.30%÷4	1.32%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the second Contract Anniversary, again subject to the applicable maximum annual charge.
For more information about the charge for this endorsement, please see “For Life GMWB With Bonus and Step-Up Charge” beginning on page 47 .  For more information about how the endorsement works, please see “LifeGuard Freedom Flex GMWB” beginning on page 167 .  You may also contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.

28
3.00% is the maximum annual charge for the Joint For Life GMWB With Bonus and Annual Step-Up Options, which charge is payable each Contract Quarter.   The below tables have the maximum and current charges.   Charges are an annual percentage of the GWB and are payable each Contract Quarter.  But for Contracts purchased in Washington State , you pay the charge each Contract Month.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select this GMWB when you purchase your Contract, the initial GWB is generally your initial premium payment net of premium taxes, plus any Contract Enhancements.
We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

LifeGuard Freedom Flex With Joint Option GMWB
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.10%÷4	2.10%÷12	1.05%÷4	1.05%÷12
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.50%÷4	2.52%÷12	1.25%÷4	1.26%÷12
6% Bonus and Annual Step-Up	2.50%÷4	2.52%÷12	1.25%÷4	1.26%÷12
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	3.00%÷4	3.00%÷12	1.50%÷4	1.50%÷12
7% Bonus and Annual Step-Up	3.00%÷4	3.00%÷12	1.50%÷4	1.50%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the second Contract Anniversary, again subject to the applicable maximum annual charge.
For more information about the charge for this endorsement, please see “Joint For Life GMWB With Bonus and Step-Up Charge” beginning on page 48 . For more information about how the endorsement works, please see “LifeGuard Freedom Flex GMWB With Joint Option” beginning on page 177 .  You may also contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract.

Total Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets, including management and administration fees, 12b-1 service fees and other expenses.)

Minimum: 0.57%

Maximum: 2.41%

More detail concerning each Fund's fees and expenses is below.  But please refer to the Funds' prospectuses for even more information, including investment objectives, performance, and information about Jackson National Asset Management, LLC®, the Funds' Adviser and Administrator, as well as the sub-advisers.

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management and Admin Fee A	Distribution and/or Service (12b-1) Fees	Other Expenses B	Acquired Fund Fees and Expenses C	Total Annual Fund Operating Expenses	Contractual Fee Waiver and/or Expense Reimbursement	Net Total Annual Fund Operating Expenses
JNL/American Funds® Blue Chip Income and Growth	1.28%D	0.25%	0.02%D	0.00%	1.55%D	0.45%E	1.10%D,E
JNL/American Funds Global Bond	1.41%D	0.25%	0.04%D	0.00%	1.70%D	0.55%E	1.15%D,E
JNL/American Funds Global Small Capitalization	1.62%D	0.25%	0.05%D	0.00%	1.92%D	0.60%E	1.32%D,E
JNL/American Funds Growth-Income	1.13%D	0.25%	0.02%D	0.00%	1.40%D	0.40%E	1.00%D,E
JNL/American Funds International	1.50%D	0.25%	0.05%D	0.00%	1.80%D	0.55%E	1.25%D,E
JNL/American Funds New World	1.97%D	0.25%	0.06%D	0.00%	2.28%D	0.80%E	1.48%D,E
JNL/BlackRock Global Allocation	1.40% I	0.20%	0.19% I	0.02%	1.81% I	0.66% E	1.15% I, E
JNL/Select Money Market	0.36%F	0.20%	0.01%	0.00%	0.57%F	0.09%	0.48%

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management and Admin Fee A	Distribution and/or Service (12b-1) Fees	Other Expenses B	Acquired Fund Fees and Expenses C	Total Annual Fund Operating Expenses
JNL Institutional Alt 20	0.20%	0.00%	0.00%	0.81% H	1.01%
JNL Institutional Alt 35	0.20%	0.00%	0.00%	0.95% H	1.15%
JNL Institutional Alt 50	0.20%	0.00%	0.00%	1.10% H	1.30%
JNL Institutional Alt 65	0.20%	0.00%	0.00%	1.23% H	1.43%
JNL/BlackRock Commodity Securities	0.82%	0.20%	0.01%	0.02%	1.05%
JNL/Capital Guardian Global Balanced	0.80%	0.20%	0.01%	0.01%	1.02%
JNL/Capital Guardian Global Diversified Research	0.88%	0.20%	0.01%	0.01%	1.10%
JNL/Capital Guardian U.S. Growth Equity	0.77%	0.20%	0.01%	0.01%	0.99%
JNL/Eagle Core Equity	0.75%	0.20%	0.01%	0.03%	0.99%
JNL/Eagle SmallCap Equity	0.82%	0.20%	0.01%	0.00%	1.03%
JNL/Franklin Templeton Founding Strategy	0.05%	0.00%	0.01%	1.07% H	1.13%
JNL/Franklin Templeton Global Growth	0.89%	0.20%	0.01%	0.01%	1.11%
JNL/Franklin Templeton Income	0.79%	0.20%	0.01%	0.02%	1.02%
JNL/Franklin Templeton International Small Cap Growth	1.10%	0.20%	0.01%	0.04%	1.35%
JNL/Franklin Templeton Mutual Shares	0.85%	0.20%	0.06% G	0.02%	1.13%
JNL/Franklin Templeton Small Cap Value	0.95%	0.20%	0.01%	0.02%	1.18%
JNL/Goldman Sachs Core Plus Bond	0.69%	0.20%	0.01%	0.02%	0.92%
JNL/Goldman Sachs Emerging Markets Debt	0.90%	0.20%	0.01%	0.05%	1.16%
JNL/Goldman Sachs Mid Cap Value	0.83%	0.20%	0.00%	0.01%	1.04%
JNL/Goldman Sachs U.S. Equity Flex	0.95%	0.20%	0.39% G	0.01%	1.55%
JNL/Invesco Global Real Estate	0.86%	0.20%	0.01%	0.01%	1.08%
JNL/Invesco International Growth	0.82%	0.20%	0.02%	0.02%	1.06%
JNL/Invesco Large Cap Growth	0.77%	0.20%	0.00%	0.01%	0.98%
JNL/Invesco Small Cap Growth	0.95%	0.20%	0.01%	0.01%	1.17%
JNL/Ivy Asset Strategy	1.05%	0.20%	0.00%	0.04%	1.29%
JNL/JPMorgan International Value	0.82%	0.20%	0.01%	0.01%	1.04%
JNL/JPMorgan MidCap Growth	0.80%	0.20%	0.01%	0.01%	1.02%
JNL/JPMorgan U.S. Government & Quality Bond	0.52%	0.20%	0.01%	0.01%	0.74%
JNL/Lazard Emerging Markets	1.05%	0.20%	0.02%	0.02%	1.29%
JNL/Lazard Mid Cap Equity	0.82%	0.20%	0.01%	0.01%	1.04%
JNL/M&G Global Basics	1.00%	0.20%	0.01%	0.01%	1.22%
JNL/M&G Global Leaders	1.00%	0.20%	0.01%	0.01%	1.22%
JNL/Mellon Capital Management European 30	0.57%	0.20%	0.01%	0.01%	0.79%
JNL/Mellon Capital Management Pacific Rim 30	0.57%	0.20%	0.01%	0.01%	0.79%
JNL/Mellon Capital Management S&P 500 Index	0.38%	0.20%	0.02%	0.01%	0.61%
JNL/Mellon Capital Management S&P 400 MidCap Index	0.39%	0.20%	0.02%	0.00%	0.61%
JNL/Mellon Capital Management Small Cap Index	0.39%	0.20%	0.03%	0.00%	0.62%
JNL/Mellon Capital Management International Index	0.44%	0.20%	0.05%	0.00%	0.69%
JNL/Mellon Capital Management Bond Index	0.39%	0.20%	0.01%	0.01%	0.61%
JNL/Mellon Capital Management Global Alpha	1.15%	0.20%	0.00%	0.02%	1.37%
JNL/Mellon Capital Management Index 5	0.05%	0.00%	0.01%	0.62%H	0.68%
JNL/Mellon Capital Management 10 x 10	0.05%	0.00%	0.01%	0.63%H	0.69%
JNL/Oppenheimer Global Growth	0.85%	0.20%	0.01%	0.01%	1.07%
JNL/PAM Asia ex-Japan	1.05%	0.20%	0.02%	0.01%	1.28%
JNL/PAM China-India	1.10%	0.20%	0.03%	0.01%	1.34%
JNL/PIMCO Real Return	0.60%	0.20%	0.01%	0.00%	0.81%
JNL/PIMCO Total Return Bond	0.60%	0.20%	0.01%	0.00%	0.81%
JNL/PPM America High Yield Bond	0.57%	0.20%	0.01%	0.04%	0.82%
JNL/PPM America Mid Cap Value	0.85%	0.20%	0.01%	0.01%	1.07%
JNL/PPM America Small Cap Value	0.85%	0.20%	0.01%	0.00%	1.06%
JNL/PPM America Value Equity	0.65%	0.20%	0.01%	0.00%	0.86%
JNL/Red Rocks Listed Private Equity	1.00%	0.20%	0.00%	1.21%	2.41%
JNL/Select Balanced	0.57%	0.20%	0.01%	0.01%	0.79%
JNL/Select Value	0.62%	0.20%	0.00%	0.01%	0.83%
JNL/T. Rowe Price Established Growth	0.70%	0.20%	0.01%	0.00%	0.91%
JNL/T. Rowe Price Mid-Cap Growth	0.81%	0.20%	0.01%	0.00%	1.02%
JNL/T. Rowe Price Short-Term Bond	0.53%	0.20%	0.01%	0.05%	0.79%
JNL/T. Rowe Price Value	0.76%	0.20%	0.00%	0.01%	0.97%
JNL/S&P Managed Conservative	0.18%	0.00%	0.00%	0.83%H	1.01%
JNL/S&P Managed Moderate	0.16%	0.00%	0.01%	0.87%H	1.04%
JNL/S&P Managed Moderate Growth	0.15%	0.00%	0.01%	0.90%H	1.06%
JNL/S&P Managed Growth	0.15%	0.00%	0.01%	0.93%H	1.09%
JNL/S&P Managed Aggressive Growth	0.18%	0.00%	0.01%	0.95%H	1.14%
JNL/S&P Disciplined Moderate	0.18%	0.00%	0.01%	0.65%H	0.84%
JNL/S&P Disciplined Moderate Growth	0.18%	0.00%	0.01%	0.65%H	0.84%
JNL/S&P Disciplined Growth	0.18%	0.00%	0.01%	0.65%H	0.84%
JNL/S&P Competitive Advantage	0.50%	0.20%	0.02%	0.00%	0.72%
JNL/S&P Dividend Income & Growth	0.50%	0.20%	0.02%	0.00%	0.72%
JNL/S&P Intrinsic Value	0.50%	0.20%	0.02%	0.00%	0.72%
JNL/S&P Total Yield	0.50%	0.20%	0.02%	0.00%	0.72%
JNL/S&P 4	0.05%	0.00%	0.01%	0.72%H	0.78%
JNL/Mellon Capital Management DowSM 10	0.44%	0.20%	0.04%	0.00%	0.68%
JNL/Mellon Capital Management S&P® 10	0.44%	0.20%	0.03%	0.00%	0.67%
JNL/Mellon Capital Management Global 15	0.49%	0.20%	0.02%	0.00%	0.71%
JNL/Mellon Capital Management Nasdaq® 25	0.48%	0.20%	0.04%	0.00%	0.72%
JNL/Mellon Capital Management Value Line® 30	0.44%	0.20%	0.16%	0.00%	0.80%
JNL/Mellon Capital Management DowSM Dividend	0.45%	0.20%	0.03%	0.00%	0.68%
JNL/Mellon Capital Management S&P® 24	0.48%	0.20%	0.02%	0.01%	0.71%
JNL/Mellon Capital Management 25	0.44%	0.20%	0.01%	0.00%	0.65%
JNL/Mellon Capital Management Select Small-Cap	0.45%	0.20%	0.00%	0.00%	0.65%
JNL/Mellon Capital Management JNL 5	0.42%	0.20%	0.02%	0.00%	0.64%
JNL/Mellon Capital Management VIP	0.45%	0.20%	0.04%	0.00%	0.69%
JNL/Mellon Capital Management JNL Optimized 5	0.44%	0.20%	0.06%	0.00%	0.70%
JNL/Mellon Capital Management S&P® SMid 60	0.47%	0.20%	0.02%	0.01%	0.70%
JNL/Mellon Capital Management NYSE® International 25	0.53%	0.20%	0.05%	0.00%	0.78%
JNL/Mellon Capital Management Communications Sector	0.49%	0.20%	0.03%	0.00%	0.72%
JNL/Mellon Capital Management Consumer Brands Sector	0.49%	0.20%	0.03%	0.00%	0.72%
JNL/Mellon Capital Management Financial Sector	0.47%	0.20%	0.03%	0.00%	0.70%
JNL/Mellon Capital Management Healthcare Sector	0.47%	0.20%	0.03%	0.00%	0.70%
JNL/Mellon Capital Management Oil & Gas Sector	0.44%	0.20%	0.03%	0.00%	0.67%
JNL/Mellon Capital Management Technology Sector	0.46%	0.20%	0.03%	0.00%	0.69%

A
Certain Funds pay Jackson National Asset Management, LLC, the Investment Adviser and Administrator, an administrative fee for certain services provided to each Fund.

The JNL/American Funds® Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund, JNL/BlackRock Commodity Securities Fund, JNL/BlackRock Global Allocation Fund, JNL/Capital Guardian Global Diversified Research Fund, JNL/Capital Guardian Global Balanced Fund,  JNL/Franklin Templeton Global Growth Fund, JNL/Franklin Templeton International Small Cap Growth Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Goldman Sachs U.S. Equity Flex Fund, JNL/Invesco Global Real Estate Fund, JNL/Invesco International Growth Fund, JNL/Ivy Asset Strategy Fund, JNL/JPMorgan International Value Fund, JNL/Lazard Emerging Markets Fund, JNL/M&G Global Basics Fund, JNL/M&G Global Leaders Fund, JNL/Oppenheimer Global Growth Fund, JNL/PAM Asia Ex-Japan Fund, JNL/Red Rocks Listed Private Equity Fund, and all of the JNL/Mellon Capital Management Funds, except the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Global 15 Fund, JNL/Mellon Capital Management NYSE® International 25 Fund, JNL/Mellon Capital Management European 30 Fund, and JNL/Mellon Capital Management Pacific Rim 30 Fund, pay an administrative fee of 0.15%.

The JNL/Mellon Capital Management Global 15 Fund, JNL/Mellon Capital Management NYSE® International 25 Fund, JNL/Mellon Capital Management European 30 Fund, JNL/Mellon Capital Management Pacific Rim 30 Fund, and JNL/PAM China-India Fund pay an administrative fee of 0.20%.

The JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, and all of the JNL/S&P Funds, except the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund, pay an administrative fee of 0.05%.

All other Funds pay an administrative fee of 0.10%.

The Management and Admin Fee and the Total Annual Fund Operating Expenses columns in this table reflect the inclusion of the applicable administrative fee.

B
Other expenses include registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, certain professional fees, fees and expenses of the disinterested Trustees/Managers, independent legal counsel to the disinterested Trustees/Managers fees, and other operating expenses not otherwise covered by the administrative fee.

C
Acquired fund fees and expenses represent each Fund’s pro rata share of fees and expenses of investing in securities deemed “investment companies,” including money market funds used for purposes of investing available cash balances.

D
Fees and expenses at the Master Fund level for Class 1 shares of each respective Fund are as follows:
JNL/American Funds Blue Chip Income and Growth Fund: Management Fee: 0.43%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.01%; Total Annual Portfolio Operating Expenses: 0.44%.
JNL/American Funds Global Bond Fund: Management Fee: 0.56%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.03%; Total Annual Portfolio Operating Expenses: 0.59%.
JNL/American Funds Global Small Capitalization Fund: Management Fee: 0.72%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.76%.
JNL/American Funds Growth-Income Fund: Management Fee: 0.28%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.01%; Total Annual Portfolio Operating Expenses: 0.29%.
JNL/American Funds International Fund: Management Fee: 0.50%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.54%.
JNL/American Funds New World Fund: Management Fee: 0.77%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.05%; Total Annual Portfolio Operating Expenses: 0.82%.

E
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the investment advisory and management services. This fee waiver will generally continue as long as the Fund is part of a master-feeder fund structure, but in any event, the fee waiver will continue for at least one year from the date of the current Prospectus (May 1, 2010), unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. The Management and Admin Fee and the Annual Operating Expense columns in this table reflect the inclusion of the contractual fee waivers.

F
JNAM has contractually agreed to waive fees and reimburse expenses of the Fund through December 31, 2010 to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.

G
Amount includes the costs associated with the Fund's short sales on equity securities.  When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the security sold short.  In addition, the Fund incurs fees in connection with the borrowing of securities related to short sale transactions.  For the period ended December 31, 2009, the total cost of short sales transactions to the JNL/Credit Suisse Long/Short Fund and JNL/Franklin Templeton Mutual Shares Fund was 0.37% and 0.05%, respectively.   Effective October 11, 2010, the sub-adviser for the JNL/Credit Suisse Long/Short Fund is Goldman Sachs Asset Management, L.P., and as a result, the name of the fund has changed to JNL/Goldman Sachs U.S. Equity Flex Fund.

H
Amounts are based on the allocations to underlying funds during the period ended December 31, 2009.  Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than the amounts presented.

I
Fees and expenses at the Master Fund level for Class I shares of the Fund are as follows:  Management Fee:  0.35%; Other Expenses:  0.18%; Acquired Fund Fees and Expenses:  0.02%; Total Annual Portfolio Operating Expenses:  0.55%.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

(The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions, the Fixed Account and the GMWB Fixed Account, if applicable.)

The example assumes that you invest $10,000 in the Contract for the time periods indicated.  Neither transfer fees nor premium tax charges are reflected in the example.  The example also assumes that your investment has a 5% annual return on assets each year.

The following example includes maximum Fund fees and expenses and the cost if you select the optional Earnings Protection Benefit, the most expensive Optional Death Benefit Endorsement and the most expensive Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$ 1,707	$ 3,336	$ 4,848	$ 7,746

If you annuitize at the end of the applicable time period:

1 year *	3 years	5 years	10 years
$ 1,707	$ 3,336	$ 4,848	$ 7,746

*  Withdrawal charges apply to income payments occurring within one year of the Contract's Issue Date.

If you do not surrender your Contract:

1 year	3 years	5 years	10 years
$ 957	$ 2,736	$ 4,348	$ 7,746

The example does not represent past or future expenses.  Your actual costs may be higher or lower.

CONDENSED FINANCIAL INFORMATION

The information about the values of all Accumulation Units constitute the condensed financial information, which can be found in the Statement of Additional Information.    The value of an Accumulation Unit is determined on the basis of changes in the per share value of an underlying fund and Separate Account charges for the base Contract and the various combinations of optional endorsements.  The financial statements of the Separate Account and Jackson can be found in the Statement of Additional Information.  The financial statements of the Separate Account include information about all the contracts offered through the Separate Account.  The financial statements of Jackson that are included should be considered only as bearing upon the company’s ability to meet its contractual obligations under the Contracts.  Jackson's financial statements do not bear on the future investment experience of the assets held in the Separate Account.  For your copy of the Statement of Additional Information, please contact us at the Annuity Service Center.  Our contact information is on the cover page of this prospectus.

THE ANNUITY CONTRACT

Your Contract is a contract between you, the Owner, and us.  Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit.  Purchases under tax-qualified plans should be made for other than tax deferral reasons.  Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract.  We will not issue a Contract to someone older than age 85.  Optional benefits may have different requirements, as noted.
Your Contract Value may be allocated to:

●	our Fixed Account, as may be made available by us, or as may be otherwise limited by us,
●
our GMWB Fixed Account (only if the optional LifeGuard Select GMWB, LifeGuard Select with Joint Option GMWB, Jackson Select GMWB or Jackson Select with Joint Option GMWB are elected), as may be made available by us, or as may be otherwise limited by us, or to

●	Investment Divisions of the Separate Account that invest in underlying Funds.

Your Contract, like all deferred annuity contracts, has two phases:

●	the accumulation phase, when you make premium payments to us, and
●	the income phase, when we make income payments to you.

As the Owner, you can exercise all the rights under your Contract.  You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment (there is an assignment form).  We reserve the right to refuse an assignment, and an assignment may be a taxable event.  Your ability to change ownership is limited on Contracts with one of the For Life GMWBs.  Please contact our Annuity Service Center for help and more information.

The Contract is a flexible premium fixed and variable deferred annuity and may be issued as either an individual or a group contract.  Contracts issued in your state may provide different features and benefits than those described in this prospectus.  This prospectus provides a description of the material rights and obligations under the Contract.  Your Contract and any endorsements are the formal contractual agreement between you and the Company.  In those states where Contracts are issued as group contracts, references throughout the prospectus to “Contract(s)” shall also mean “certificate(s).”

JACKSON

We are a stock life insurance company organized under the laws of the state of Michigan in June 1961.  Our legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951.  We are admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York.  We are ultimately a wholly owned subsidiary of Prudential plc (London, England).

We issue and administer the Contracts and the Separate Account.  We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner, the number and type of Contracts issued to each Owner and records with respect to the value of each Contract.

We are working to provide documentation electronically.  When this program is available, we will, as permitted, forward documentation electronically.  Please contact us at our Annuity Service Center for more information.

THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT

Contract Value allocated to the Fixed Account and/or the GMWB Fixed Account will be placed with other assets in our General Account.  Unlike the Separate Account, the General Account is not segregated or insulated from the claims of the insurance company's creditors.  Investors are looking to the financial strength of the insurance company for its obligations under the Contract, including, for example, guaranteed minimum death benefits and guaranteed minimum withdrawal benefits.  The Fixed Account and the GMWB Fixed Account are not registered with the SEC, and the SEC does not review the information we provide to you about them.  Disclosures regarding the Fixed Account and the GMWB Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.  Both the availability of, and transfers into and out of, the Fixed Account (which consists of Fixed Account Options) and the GMWB Fixed Account may be subject to contractual and administrative requirements.  For more information, please see the application, check with the registered representative helping you to purchase the Contract, or contact us at our Annuity Service Center.

THE FIXED ACCOUNT

Fixed Account Options.  Each Fixed Account Option credit s interest to your Contract Value in the Fixed Account for a specified period that you select (currently, one, three, five or seven years), subject to availability (and we reserve the right, in our sole discretion, to limit or suspend availability of the Fixed Account Options), so long as the Contract Value in that Fixed Account Option is not withdrawn, transferred, or annuitized until the end of the specified period.   You may not elect any Fixed Account Option that extends beyond the Income Date, other than the one-year option; and election of the one-year option will not extend the Income Date.  Rather, commencing on the Income Date, we will cease to credit interest under any one-year Fixed Account Option that has not yet reached the end of its term.

Rates of Interest We Credit.   Our procedures for determining the rates of interest we credit differ somewhat depending on when your Contract is issued, as discussed in 1 and 2 below.

1.
For Contracts issued on or after October 11, 2010.   These Contracts guarantee a Fixed Account minimum interest rate that applies to every Fixed Account Option under any Contract, regardless of the term of that option.  The Fixed Account minimum interest rate guaranteed by the Contracts at least equals the minimum rate prescribed by the applicable non-forfeiture law in each state where the Contracts are sold.  In addition, we establish a declared rate of interest (“base interest rate”) at the time you allocate any premium payment or other Contract Value to a Fixed Account Option, and that base interest rate will remain in effect for the entire term of the Fixed Account Option that you select for that allocation.  To the extent that the base interest rate that we establish for any allocation is higher than the Fixed Account minimum interest rate, we will credit that allocation with the higher base interest rate.  Thus, the declared base interest rate could be greater than the guaranteed Fixed Account minimum interest rate specified in your Contract, but will never cause you to be credited with less than the currently applicable Fixed Account minimum interest rate.  Subject to the Fixed Account minimum interest rate, we may declare different base interest rates at different times, although any new base interest rate Jackson declares for a Fixed Account Option will apply only to premiums or other amounts allocated to that Fixed Account Option after the new rate goes into effect.

The Fixed Account minimum interest rate will be a rate, credited daily, that will be reset every January pursuant to a formula that is prescribed under applicable state nonforfeiture laws and that is set forth in the Contracts.  Specifically, the Fixed Account minimum interest rate will be reset each January to equal the average of the daily five-year Constant Maturity Treasury Rates reported by the Federal Reserve for the preceding October (rounded to the nearest 1/20 of a percent), less 1.25%, provided further that the Fixed Account minimum interest rate will never be less than 1% or more than 3%.  As noted above, these limits are prescribed by state non-forfeiture laws and set forth in the Contracts .   This means that the Fixed Account minimum interest rate applicable to your Contract will in no case ever exceed a maximum of 3%.   Your Contract’s initial Fixed Account minimum interest rate will be stated in your Contract, and will be the rate that is in effect on the Contract’s Issue Date pursuant to the foregoing formula.     Thereafter, on the Contract Monthly Anniversary for each January, the Fixed Account minimum interest rate will be reset in accordance with the above formula. (The Contract Monthly Anniversary for any January is the Contract Monthly Anniversary that falls within that month).  If you allocate a premium payment or other Contract Value to a Fixed Account Option, the Fixed Account minimum interest rate in effect at the time of the allocation would initially apply to that allocation.  Subsequent resets of the Fixed Account minimum interest rate on each January Contract Monthly Anniversary could change the amount of interest you would thereafter earn on that allocation.  Thus, if the new Fixed Account minimum interest rate is higher than the rate previously being credited to your allocation to a Fixed Account Option, the interest rate being credited would increase to that new higher rate.  On the other hand, if the new Fixed Account minimum interest rate is lower than the rate being credited to your allocation, the interest rate being credited would decrease to that lower rate, but never below the base interest rate.  We will advise you of any new Fixed Account minimum interest rate in the fourth quarter report for the calendar year preceding the January Contract Monthly Anniversary on which the change occurs.

2.
For Contracts issued before October 11, 2010.   Under these Contracts, we credit a base interest rate that we declare at the time you allocate any premium payment or other Contract Value to a Fixed Account Option, and that base interest rate will remain in effect for the entire term of the Fixed Account Option that you select for that allocation.  No base interest rate will be less than the Contract’s Fixed Account minimum interest rate that applies at the time we establish that base interest rate.  The Fixed Account minimum interest rate under these Contracts is 2% a year, credited daily, during the first ten Contract Years and 3% a year, credited daily, thereafter.   Subject to these minimum requirements, we may declare different base interest rates at different times.

For the most current information about applicable interest rates, you may contact your registered representative or (at the address and phone number on the cover page of this prospectus) our Annuity Service Center].

Excess Interest Adjustment.  An Excess Interest Adjustment may apply to amounts withdrawn, transferred or annuitized from a Fixed Account Option prior to the end of the specified period.  The Excess Interest Adjustment reflects changes in the level of interest rates since the beginning of the Fixed Account Option period.   In order to determine whether there will be an Excess Interest Adjustment, we first consider the base interest rate of the Fixed Account Option from which you are taking an amount as a withdrawal, transfer, or annuitization.  As discussed above under ‘Rates of Interest we Credit,’ the ‘base interest rate’ is a rate which we declare at the time you allocate any amount to a Fixed Account Option and which we credit to that Fixed Account Option if and when such base interest rate is higher than the Fixed Account minimum interest rate.    The Excess Interest Adjustment is based on the relationship of the base interest rate on your Fixed Account Option to the ‘current new business interest rate,’ which is a rate that we use solely for purposes of calculating the amount of any Excess Interest Adjustment.  The ‘current new business interest rate’ is .50% per annum greater than the base interest rate we are then offering on a new Fixed Account Option with the same duration as your Fixed Account Option.   If we are not then offering that duration, we will estimate a base interest rate for that duration based on the closest durations that we are then offering.

Generally, the Excess Interest Adjustment will (a) increase the amount withdrawn, transferred, or annuitized when the current new business rate is lower than the base interest rate being credited for the Fixed Account Option from which the amount is being taken and will (b) decrease the amount withdrawn, transferred, or annuitized when the current new business rate is higher than the base interest rate for the Fixed Account Option from which the amount is being taken. There will be no excess interest adjustment if these rates are the same. Any adjustment resulting from the Excess Interest Adjustment is applied to the amount that is being withdrawn, transferred, or annuitized from the Fixed Account Option.  However, an Excess Interest Adjustment will not otherwise affect the values under your Contract.

Moreover, even if the current new business interest rate  is greater than the base interest rate for the Fixed Account Option from which the amount is being taken, there will be no Excess Interest Adjustment if the difference between the two is less than 0.50%.   This limitation avoids decreases in the amount withdrawn, transferred, or annuitized in situations where the general level of interest rates has declined but the current new business interest rate nevertheless exceeds the base interest rate for your Fixed Account Option because of the additional .50% that (as described above) is added when determining the current new business rate.

Also, there is no Excess Interest Adjustment on: amounts taken from the one-year Fixed Account Option; death benefit proceed payments; payments pursuant to a life contingent income option or an income option resulting in payments spread over at least five years; amounts withdrawn for Contract charges; and free withdrawals.  In no event will a total withdrawal , transfer or annuitization from the Fixed Account Options be less than the Fixed Account minimum value.   The Fixed Account minimum value at least equals the minimum value prescribed by the applicable non-forfeiture law in each state where the Contracts are sold.   The Fixed Amount minimum value for any Fixed Account Option is the amount that would result from (1) accumulating the following amounts at the Fixed Account minimum interest rate: (a) any premium payments (net of any associated premium taxes plus any Contract Enhancements) or transfers that you allocate to that Fixed Account Option less (b) any withdrawals, transfers, or charges that are taken out of that Fixed Account Option; and (2) deducting any withdrawal charges, recapture charges, or charge for taxes due in connection with the withdrawal.     In the case of a partial withdrawal or transfer from a Fixed Account Option, you will have been credited with interest on the amount withdrawn or transferred at a rate at least equal to the Fixed Account minimum interest rate, even if subject to an Excess Interest Adjustment that otherwise would have reduced it below that rate.

The following example illustrates how the Fixed Account minimum value may affect an Excess Interest Adjustment on a partial withdrawal.  If you allocated your initial premium of $10,000 to the Fixed Account and your declared rate of interest was 3%, after one year (assuming no other transactions or withdrawal charges) your Contract Value in the Fixed Account would be $10,300. If the Fixed Account minimum interest rate was 1%, your Fixed Account minimum value would be $10,100. In this case, an Excess Interest Adjustment could not reduce the withdrawal by more than $200 (the difference between your Contract Value in the Fixed Account and the Fixed Account minimum value).  For example, if you request an $8,000 withdrawal and it is subject to a $200 negative Excess Interest Adjustment, the withdrawal would be adjusted to $7,800. However, if it were subject to a negative $400 Excess Interest Adjustment, the $8,000 withdrawal still would only be adjusted to $7,800, so that it does not invade the Fixed Account minimum value. Immediately after either of these withdrawals, there will be no difference between your Contract Value in the Fixed Account and Fixed Account minimum value, and no negative Excess Interest Adjustments will apply on subsequent withdrawals until the Contract Value in the Fixed Account again grows to be larger than the Fixed Account minimum value .

End of Fixed Account Option Periods.  Whenever a specified period ends, you will have 30 days to transfer or withdraw the Contract Value in the Fixed Account Option, and there will not be an Excess Interest Adjustment.  If you do nothing, then after 30 days, the Contract Value that remains in that Fixed Account Option will be subject to another specified period of the same duration, subject to availability, and provided that that specified period will not extend beyond the Income Date.   If such new Fixed Account Option would extend beyond the Income Date, we will use the longest Fixed Account Option that does not extend beyond the Income Date; or (if less than 1 year remains until the Income Date) we will credit interest at the current interest rate under the one-year Fixed Account Option up to the Income Date.  If the specified period of the same duration that has ended is no longer available, we will use the next shorter period that is then available.

Additional Information Concerning the One-Year Fixed Account Option.   If you allocate premiums to the one-year Fixed Account Option, we may require that the amount in the one-year Fixed Account Option (including any Contract Enhancement) be automatically transferred on a monthly basis in installments to your choice of Investment Division within 12 months of the date we received the premium, so that at the end of the period, all amounts in the one-year Fixed Account Option will have been transferred.  The amount will be determined based on the amount allocated to the one-year Fixed Account Option and the base interest rate.  Charges, withdrawals and additional transfers taken from the one-year Fixed Account Option will shorten the length of time it takes to deplete the account balance.  These automatic transfers will not count against the 15 free transfers in a Contract year or any maximum on amounts transferable from the one-year Fixed Account Option that we may impose as described in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions” later in this prospectus .

Interest will continue to be credited daily on the account balance remaining in the one-year Fixed Account Option as funds are automatically transferred into your choice of Investment Divisions.  However, the effective yield over the 12-month automatic transfer period will be less than the base interest rate (or, if applicable, the Fixed Account minimum interest rate) , as the applicable rate will be applied to a declining balance in the one-year Fixed Account Option.

Please also refer to “Transfers and Frequent Transfer Restrictions” later in this prospectus for information about certain restrictions, limits and requirements that may apply (or may in the future apply) to transfers to or from the Fixed Account Options.  In particular, we  describe certain additional restrictions that may apply with respect to transfers from the one-year Fixed Account Option, including the possibility that, for Contracts issued on or after October 11, 2010 , you might not be able to transfer all of your Contract Value out of the one-year Fixed Account Option for at least three years.  Accordingly, before allocating any premium payments or other Contract Value to the one year Fixed Account Option, you should consider carefully the conditions we may impose upon your use of that option.

The DCA+ Fixed Account Option, if available, offers a fixed interest rate that we guarantee for a period of up to one year in connection with dollar-cost-averaging transfers to one or more of the Investment Divisions or systematic transfers to other Fixed Account Options.  From time to time, we will offer special enhanced rates on the DCA+ Fixed Account Option.  DCA+ Fixed Account Option is only available for new premiums.   We provide more information about Dollar Cost Averaging, including DCA+, under “Other Information” later in this prospectus.

THE GMWB FIXED ACCOUNT

The Guaranteed Minimum Withdrawal Benefit (GMWB) Fixed Account.  The GMWB Fixed Account is available only in conjunction with the purchase of the LifeGuard Select GMWB, LifeGuard Select with Joint Option GMWB, Jackson Select GMWB or Jackson Select with Joint Option GMWB.  If you elect to purchase one of these four GMWBs, automatic transfers of your Contract Value may be required to and from the GMWB Fixed Account according to non-discretionary formulas.  You may not allocate additional monies to the GMWB Fixed Account.

The Contract Value in the GMWB Fixed Account is credited with a specific interest rate.  The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year.  GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared.  The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than the Fixed Account minimum interest rate applicable to the Contract, as discussed under "THE FIXED ACCOUNT" beginning on page 18 .  As explained there, the Fixed Account minimum interest rate is calculated differently depending upon whether your Contract was issued before, or on or after October 11, 2010 .  Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state.  Our contact information is on the cover page of this prospectus.

Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions.  DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account.  There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account.  Transfers to and from the GMWB Fixed Account are automatic according to non-discretionary formulas; you may not choose to transfer amounts to and from the GMWB Fixed Account.  These automatic transfers will not count against the 15 free transfers in a Contract Year.  You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

For more detailed information regarding LifeGuard Select, including the GMWB Fixed Account, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement” beginning on page 93.  For more detailed information regarding LifeGuard Select with Joint Option, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement” beginning on page 105.  For more detailed information regarding Jackson Select, including the GMWB Fixed Account, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets Endorsement” beginning on page 118.  For more detailed information regarding Jackson Select with Joint Option, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets Endorsement” beginning on page 130.

THE SEPARATE ACCOUNT

We established the Separate Account on June 14, 1993, pursuant to the provisions of Michigan law.  The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations.  However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct.  All of the income, gains and losses resulting from these assets (whether or not realized) are credited to or charged against the Contracts and not against any other Contracts we may issue.

The Separate Account is divided into Investment Divisions.  We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

INVESTMENT DIVISIONS

Your Contract Value may be allocated to no more than 18 Investment Divisions, the Fixed Account and the GMWB Fixed Account at any one time.  Each Investment Division purchases the shares of one underlying fund (mutual fund portfolio) that has its own investment objective.  The Investment Divisions are designed to offer the potential for a higher return than the Fixed Account Options and the GMWB Fixed Account.  However, this is not guaranteed.  It is possible for you to lose your Contract Value allocated to any of the Investment Divisions.  If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depend upon the performance of the Investment Divisions you select.  The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

The following Funds in which the Investment Divisions invest are each known as a Fund of Funds.  Funds offered in a Fund of Funds structure may have higher expenses than direct investments in the underlying Funds.  You should read the prospectus for the JNL Series Trust for more information.

JNL Institutional Alt 20
JNL Institutional Alt 35
JNL Institutional Alt 50
JNL Institutional Alt 65
JNL/Franklin Templeton Founding Strategy
JNL/Mellon Capital Management 10 x 10
JNL/Mellon Capital Management Index 5
JNL/S&P 4
JNL/S&P Managed Conservative
JNL/S&P Managed Moderate
JNL/S&P Managed Moderate Growth
JNL/S&P Managed Growth
JNL/S&P Managed Aggressive Growth
JNL/S&P Disciplined Moderate
JNL/S&P Disciplined Moderate Growth
JNL/S&P Disciplined Growth

The names of the Funds that are available, along with the names of the advisers and sub-advisers and a brief statement of each investment objective, are below:

JNL Series Trust
JNL Institutional Alt 20 Fund
Jackson National Asset Management, LLC

Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC.  Under normal circumstances, the Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes (approximately 80%) and non-traditional asset classes (approximately 20%).

JNL Institutional Alt 35 Fund
Jackson National Asset Management, LLC

Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC.  Under normal circumstances, the Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes (approximately 65%) and non-traditional asset classes (approximately 35%).  Under normal circumstances, the Fund allocates approximately 65% of its assets to Underlying Funds that invest primarily in traditional asset classes, and approximately 35% to Underlying Funds that invest primarily in non-traditional asset classes.

JNL Institutional Alt 50 Fund
Jackson National Asset Management, LLC

Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC.  Under normal circumstances, the Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes (approximately 50%) and non-traditional asset classes (approximately 50%).

JNL Institutional Alt 65 Fund
Jackson National Asset Management, LLC

Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC.  Under normal circumstances, the Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes (approximately 35%) and non-traditional asset classes (approximately 65%).

JNL/American Funds® Blue Chip Income and Growth Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks both income and capital appreciation through exclusive investment in the Class 1 shares of the Blue Chip Income and Growth Fund (“Master Blue Chip Income and Growth Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master Fund invests primarily in dividend-paying common stocks of larger, more established companies based in the United States with market capitalizations of $4 billion and above. The Master Fund also will ordinarily invest at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade. The Master Fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States.

JNL/American Funds Global Bond Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks a high level of total return through exclusive investment in the Class 1 shares of the Global Bond Fund (“Master Global Bond Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master Fund is designed for investors seeking returns through a portfolio of debt securities issued by companies based around the world. The Master Fund seeks to provide, over the long term, with as high a level of total return as is consistent with prudent management, by investing at least 80% of its assets in investment-grade bonds issued by companies based around the world and denominated in various currencies, including U.S. dollars. The Master Fund may also invest in lower quality, higher yielding debt securities.  Such securities are sometimes referred to as “junk bonds.” The total return of the Master Fund will be the result of interest income, changes in the market value of the Master Fund’s investments and changes in the value of other currencies relative to the U.S. dollar.

JNL/American Funds Global Small Capitalization Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks growth of capital over time through exclusive investment in the Class 1 shares of the Global Small Capitalization Fund (“Master Global Small Capitalization Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master Global Small Capitalization Fund invests at least 80% of its net assets in stocks of smaller companies located around the world. The Master Global Small Capitalization Fund is designed for investors seeking capital appreciation through stocks. Investors in the Master Global Capitalization Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

JNL/American Funds Growth-Income Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks capital appreciation and income through exclusive investment in the Class 1 shares of the Growth-Income Fund (“Master Growth-Income Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master Growth-Income Fund seeks to make the investment grow and provide income over time by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. Normally, the Master Growth-Income Fund invests up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in Standard & Poor’s 500 Composite Index.

JNL/American Funds International Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks capital appreciation through exclusive investment in the Class 1 shares of the International Fund (“Master International Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master International Fund seeks to make the investment grow over time by investing primarily in common stocks of companies located outside the United States. The Master Fund is designed for investors seeking capital appreciation through stocks. Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

JNL/American Funds New World Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks capital appreciation through exclusive investment in the Class 1 shares of the New World Fund (“Master New World Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master Fund is designed for investors seeking capital appreciation.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value. Under normal market conditions, the Master Fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

JNL/BlackRock Global Allocation Fund (“Feeder Fund”)
    Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and BlackRock Investment Management, LLC, investment adviser to the Master Fund )

Seeks high total return through exclusive investment in BlackRock Global Allocation Portfolio (the “Master Global Allocation Fund” or “Master Fund”), a series of BlackRock Series Fund, Inc. The Master Fund invests in a portfolio of equity, debt and money market securities. Generally, the Master Fund’s portfolio will invest in both equity and debt securities. Equity securities include common stock, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock.  The Master Fund uses derivatives as a means of managing exposure to foreign currencies and other adverse market movements, as well as to increase returns. The Master Fund may also invest in corporate loans.

JNL/BlackRock Commodity Securities Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)

Seeks long-term capital growth by investing in equity securities and commodity-linked derivative instruments that provide exposure to the natural resources sector, as well as fixed income securities.  The Fund may invest in securities of any market capitalization.

Under normal market conditions, the Fund will utilize two strategies and will invest approximately 50% of its total assets in each strategy. The “Natural Resources Strategy” will focus on companies active in the extraction, production, and processing of commodities and raw materials. The “Commodities Strategy” will focus on investments in commodity securities.

JNL/Capital Guardian Global Balanced Fund
Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

Seeks income and capital growth, consistent with reasonable risk through investments in stocks and fixed-income securities of U.S. and non-U.S. issuers.  The Fund's neutral position is a 65%/35% blend of equities and fixed-income, but may allocate 55% to 75% of the Fund’s assets to equities and 25% to 45% of the Fund’s assets to fixed-income.

JNL/Capital Guardian Global Diversified Research Fund
Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

Seeks long-term growth of capital and income by investing at least 80% of its assets in a portfolio consisting of equity securities of U.S. and non-U.S. issuers.  The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $1 billion at the time of purchase.

JNL/Capital Guardian U.S. Growth Equity Fund
Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

Seeks long-term growth of capital and income by investing at least 80% of its assets in a portfolio consisting primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S. (including American Depositary Receipts and other U.S. registered foreign securities that are tied economically to the U.S.).  The Fund normally will invest in common stocks and convertible securities of companies with market capitalization greater than $1.5 billion at the time of purchase.

JNL/Eagle Core Equity Fund
Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

Seeks long-term growth through capital appreciation and, secondarily, current income by investing under normal circumstances at least 80% of its net assets in equity securities consisting primarily of common stocks of large U.S. companies.

JNL/Eagle SmallCap Equity Fund
Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

Seeks long-term capital appreciation by investing under normal circumstances at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of $100 million to $3 billion.

JNL/Franklin Templeton Founding Strategy Fund
Jackson National Asset Management, LLC

Seeks capital appreciation by making allocations (approximately 33 1/3%) of its assets and cash flows among three Underlying Funds: 1) JNL/Franklin Templeton Income Fund; 2) JNL/Franklin Templeton Global Growth Fund; and 3) JNL/Franklin Templeton Mutual Shares Fund.

JNL/Franklin Templeton Global Growth Fund
Jackson National Asset Management, LLC (and Templeton Global Advisors Limited)

Seeks long-term capital growth by investing primarily in the equity securities of companies located anywhere in the world, including emerging markets (under normal market conditions).

JNL/Franklin Templeton Income Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)

Seeks to maximize income while maintaining prospects for capital appreciation by investing in a diversified portfolio of debt and equity securities (under normal market conditions).

JNL/Franklin Templeton International Small Cap Growth Fund
Jackson National Asset Management, LLC (and Franklin Templeton Institutional, LLC)

Seeks long-term capital appreciation by investing at least 80% of its assets in a diversified portfolio of marketable equity and equity-related securities of smaller international companies with a market capitalization of less than $5 billion (under normal market conditions). The Fund may invest in emerging market countries.

JNL/Franklin Templeton Mutual Shares Fund
Jackson National Asset Management, LLC (and Franklin Mutual Advisers, LLC)

Seeks capital appreciation, which may occasionally be short-term, and secondarily, income by investing mainly in equity securities (including securities convertible into, or that the sub-adviser expects to be exchanged for, common or preferred stock) of companies of any nation that the sub-adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).  The Fund currently invests the equity portion of its portfolio primarily to predominately in companies with market capitalizations greater than $5 billion , with a portion in smaller companies.

JNL/Franklin Templeton Small Cap Value Fund
Jackson National Asset Management, LLC (and Franklin Advisory Services, LLC)

Seeks long-term total return by investing, normally, at least 80% of its assets in securities of small-capitalization companies.

JNL/Goldman Sachs Core Plus Bond Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and sub-sub-adviser: Goldman Sachs Asset Management International)

Seeks a high level of current income, with capital appreciation as a secondary objective, by investing, under normal circumstances, at least 80% of its assets in a globally diverse portfolio of bonds and other fixed-income securities and related investments.

JNL/Goldman Sachs Emerging Markets Debt Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and sub-sub-adviser: Goldman Sachs Asset Management International)

Seeks a high level of total return consisting of income and capital appreciation by investing, under normal circumstances, at least 80% of its assets in sovereign and corporate debt of issuers located in emerging countries denominated in the local currency of such emerging countries, sovereign and corporate debt of issuers located in emerging countries denominated in U.S. dollars, and/or in currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate exposure.

JNL/Goldman Sachs Mid Cap Value Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations within the range of market capitalization of companies constituting the Russell Midcap® Value Index at the time of the investment.

JNL/Goldman Sachs U.S. Equity Flex Fund
  Jackson National Asset Management, LLC (Goldman Sachs Asset Management, L.P.)

Seeks long-term capital appreciation by investing in a broad mix of equity securities that aims to produce long-term capital appreciation and target attractive risk adjusted returns compared to the S&P 500 Index.

JNL/Invesco Global Real Estate Fund
   Jackson National Asset Management, LLC (and Invesco Advisers, Inc. (f/k/a Invesco Aim Capital Management, Inc.) and sub-sub-adviser: Invesco Asset Management Ltd.)

Seeks high total return by investing, normally, at least 80% of its assets in the equity and debt securities of real estate and real estate-related companies located in at least three different countries, including the United States.

JNL/Invesco International Growth Fund
   Jackson National Asset Management, LLC (and Invesco Advisers, Inc. (f/k/a Invesco Aim Capital Management, Inc.))

Seeks long-term growth of capital by investing in a diversified portfolio of reasonably priced, quality international equity securities of companies located in at least four countries outside of the U.S., emphasizing investment in companies in the developed markets of Western Europe and the Pacific Basin.

JNL/Invesco Large Cap Growth Fund
 Jackson National Asset Management, LLC (and Invesco Advisers, Inc. (f/k/a Invesco Aim Capital Management, Inc. ))

Seeks long-term growth of capital by investing, normally, at least 80% of its assets in securities of large-capitalization companies.

JNL/Invesco Small Cap Growth Fund
  Jackson National Asset Management, LLC (and Invesco Advisers, Inc. (f/k/a Invesco Aim Capital Management, Inc.))

Seeks long-term growth of capital by investing, normally, at least 80% of its assets in equity securities of small-capitalization companies.

JNL/Ivy Asset Strategy Fund
Jackson National Asset Management, LLC (and Ivy Investment Management Company)

Seeks high total return over the long term by allocating its assets among primarily stocks, bonds, commodities, and short-term instruments of issuers located around the world.

JNL/JPMorgan International Value Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)

Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio consisting primarily of value common stocks of non-U.S. companies; the Fund seeks to invest mainly in, but is not limited to, securities included in the MSCI EAFE Value Index.

JNL/JPMorgan MidCap Growth Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)

Seeks capital growth over the long-term by investing, under normal circumstances, at least 80% of its assets in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase.

JNL/JPMorgan U.S. Government & Quality Bond Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)

Seeks to obtain a high level of current income by investing, under normal circumstances, at least 80% of its assets in US Treasury securities, obligations issued by agencies or instrumentalities of the U.S. government (which may not be backed by the U.S. government) and mortgage-backed securities, that are supported either by the full faith and credit of the U.S. government or their own credit, collateralized mortgage obligations issued by private issuers, repurchase agreements and derivatives related to the principal investments.

JNL/Lazard Emerging Markets Fund
Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries and that the sub-adviser believes are undervalued based on their earnings, cash flow or asset values.

JNL/Lazard Mid Cap Equity Fund
Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

Seeks long-term capital appreciation by investing at least 80% of its assets in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued.

JNL/M&G Global Basics Fund
Jackson National Asset Management, LLC (and M&G Investment Management Limited)

Seeks to maximize long-term capital growth by investing in companies operating in basic industries (“primary” and “secondary” industries), and also in companies that service these industries.  The Fund focuses on the “building blocks of the global economy.”  The Fund invests in companies that produce raw materials or turn them into products for consumers.  Such companies can be found either in primary industries (raw materials) or in secondary industries (products and services, such as manufacturing, food production, construction, and energy). The Fund may also invest in other global equities.

JNL/M&G Global Leaders Fund
Jackson National Asset Management, LLC (and M&G Investment Management Limited)

Seeks to maximize long-term total return (the combination of income and growth of capital) by investing in stocks selected from the full spectrum of leading companies world-wide (leading companies is defined as those companies that are at the forefront of creating value for shareholders) either directly or as a result of a rise in its stock or bond price or dividends, or stock splits, or indirectly by its participation in activities or markets providing for future enhanced profitability.  The Fund aims to achieve consistent returns in the global equity funds sector.

JNL/Mellon Capital Management 10 x 10 Fund
Jackson National Asset Management, LLC

Seeks capital appreciation and income by investing in Class A shares of the following Underlying Funds:

➢	50% in the JNL/Mellon Capital Management JNL 5 Fund;
➢	10% in the JNL/Mellon Capital Management S&P 500 Index Fund;
➢	10% in the JNL/Mellon Capital Management S&P 400 MidCap Index Fund;
➢	10% in the JNL/Mellon Capital Management Small Cap Index Fund;
➢	10% in the JNL/Mellon Capital Management International Index Fund; and
➢	10% in the JNL/Mellon Capital Management Bond Index Fund.

JNL/Mellon Capital Management Index 5 Fund
Jackson National Asset Management, LLC

Seeks capital appreciation by investing in Class A shares of the following Underlying Funds:

➢	20% in the JNL/Mellon Capital Management S&P 500 Index Fund;
➢	20% in the JNL/Mellon Capital Management S&P 400 MidCap Index Fund;
➢	20% in the JNL/Mellon Capital Management Small Cap Index Fund;
➢	20% in the JNL/Mellon Capital Management International Index Fund; and
➢	20% in the JNL/Mellon Capital Management Bond Index Fund.

JNL/Mellon Capital Management European 30 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to provide capital appreciation by investing at least 80% of its assets in the common stock of 30 companies selected from the MSCI Europe Index.

JNL/Mellon Capital Management Pacific Rim 30 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to provide capital appreciation by investing under normal circumstances at least 80% of its assets in the common stock of 30 companies selected from the MSCI Pacific Index.

JNL/Mellon Capital Management S&P 500 Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the S&P 500® Index.   The Fund seeks to invest under normal circumstances at least 80% of its assets in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index in order to provide long-term capital growth.

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the S&P MidCap 400 Index.  The Fund invests in equity securities of medium capitalization-weighted domestic corporations; under normal circumstances the Fund invests at least 80% of its assets in the stocks in the S&P MidCap 400 Index in proportion to their market capitalization weighting in the S&P MidCap 400 Index in order to provide long-term capital growth.

JNL/Mellon Capital Management Small Cap Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the Russell 2000® Index.  The Fund invests in equity securities of small- to mid-size domestic companies; under normal circumstances the Fund invests at least 80% of its assets in a portfolio of securities, which seeks to match performance and characteristics of the Russell 2000 Index through replicating a majority of the Russell 2000 index and sampling from the remaining securities.

JNL/Mellon Capital Management International Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the Morgan Stanley Capital International (“MSCI”) Europe Australasia Far East Index (“EAFE”).  The Fund invests in international equity securities attempting to match the characteristics of each country within the index; under normal circumstances the Fund invests at least 80% of its assets in the stocks included in the MCSI EAFE Index or derivative securities economically related to the MSCI EAFE Index.

JNL/Mellon Capital Management Bond Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the Barclays Capital U.S. Aggregate Bond Index by investing under normal circumstances at least 80% of its assets in fixed-income securities.  The Fund seeks to provide a moderate rate of income by investing in domestic fixed-income investments.

JNL/Mellon Capital Management Global Alpha Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Company)

Seeks total return by investing in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed-income securities.  The Fund ordinarily invests in at least three countries, focusing on the major developed capital markets of the world, such as the United States, Canada, Japan, Australia, and Western Europe.

JNL/Oppenheimer Global Growth Fund
Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

Seeks capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries.  The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.

JNL/PAM Asia ex-Japan Fund
Jackson National Asset Management, LLC (and Prudential Asset Management (Singapore) Limited)

Seeks long-term total return and further seeks to achieve long-term capital growth by investing under normal circumstances at least 80% of its assets in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of companies, which are listed, incorporated, or have their area of primary activity in the Asia ex-Japan region.

JNL/PAM China-India Fund
Jackson National Asset Management, LLC (and Prudential Asset Management (Singapore) Limited)

Seeks long-term total return by investing normally, 80% of its assets in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the People’s Republic of China and India.

JNL/PIMCO Real Return Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

Seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing under normal circumstances at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

JNL/PIMCO Total Return Bond Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

Seeks to realize maximum total return, consistent with the preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

JNL/PPM America High Yield Bond Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks to maximize current income, with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in high-yield, high-risk debt securities, commonly referred to as “junk bonds” and related investments. The Fund may also invest in derivative instruments that have economic characteristics similar to the fixed income instruments, and in derivative instruments (such as options, futures contracts or swap agreements, including credit default swaps), and the Fund may also invest in securities of foreign issuers.

JNL/PPM America Mid Cap Value Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks long-term growth of capital by investing, primarily, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies, constituting the Russell Midcap Index at the time of the initial purchase.  If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

JNL/PPM America Small Cap Value Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks long-term growth of capital by investing, primarily, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies within the range of securities of the S&P SmallCap 600 Index under normal market conditions at the time of initial purchase.  The range will vary with market conditions over time. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

JNL/PPM America Value Equity Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks long-term growth of capital by investing primarily in a diversified portfolio of equity securities of domestic companies with market capitalizations within the range of companies constituting the S&P 500 Index.  At least 80% of its assets will be invested, under normal circumstances, in equity securities.

JNL/Red Rocks Listed Private Equity Fund
Jackson National Asset Management, LLC (and Red Rocks Capital LLC)

Seeks maximum total return by investing at least 80% of its assets in (i) securities of U.S. and non-U.S. companies listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as its stated intention to have a majority of its assets invested in or exposed to private companies  (“Listed Private Equity Companies”), and (ii) derivatives that otherwise have the economic characteristics of Listed Private Equity Companies.

JNL/Select Balanced Fund
Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities.  The Fund may invest in any type or class of security. The anticipated mix of the Fund’s holdings is typically 60-70% of its assets in equities and 30-40% in fixed-income securities, including cash and cash equivalents.

JNL/Select Money Market Fund
Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, U.S. dollar-denominated short-term money market instruments.

JNL/Select Value Fund
Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

Seeks long-term growth of capital by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies, focusing on companies with large market capitalizations (generally $3 billion).

JNL/T. Rowe Price Established Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks long-term growth of capital and increasing dividend income by investing primarily in common stocks, concentrating its investments in well-established growth companies. The sub-adviser seeks investments in companies that have the ability to pay increasing dividends through strong cash flow.  While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options.

JNL/T. Rowe Price Mid-Cap Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks long-term growth of capital by investing at least 80% of its assets, under normal circumstances, in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings the sub-adviser expects to grow at a faster rate than the average company.

JNL/T. Rowe Price Short-Term Bond Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks a high level of income consistent with minimal fluctuation in principal value and liquidity by investing in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities.  The Fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities. Normally, the Fund will invest at least 80% of its net assets in bonds.  The Fund’s average effective maturity will not exceed three years.  The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by the sub-adviser.

JNL/T. Rowe Price Value Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks long-term capital appreciation by investing, via a value approach investment selection process, at least 65% of total assets in common stocks believed to be undervalued.  Income is a secondary objective.

JNL/S&P Competitive Advantage Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500 that are, in the opinion of Standard & Poor's Investment Advisory Services LLC (“SPIAS”), profitable and predominantly higher-quality.

JNL/S&P Dividend Income & Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks primarily capital appreciation with a secondary focus on current income by investing approximately equal amounts in the common stock of the 30 companies included in the S&P 500 that have the highest indicated annual dividend yields (“Dividend Yield”) within their sector.  The three stocks with the highest Dividend Yield, are selected from each of 10 economic sectors in the S&P 500.

JNL/S&P Intrinsic Value Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500, excluding financial companies, that are, in the opinion of Standard & Poor's Investment Advisory Services LLC (“SPIAS”), companies with positive free cash flows and low external financing needs.

JNL/S&P Total Yield Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks capital appreciation by investing approximately equal amounts in the common stock of the 30 companies included in the S&P 500 that have the highest S&P Total Yield (a broad measure of cash returned to shareholders and bondholders).  Standard & Poor's Investment Advisory Services LLC (“SPIAS”) seeks companies that are significantly reducing their debt burden and/or increasing their equity distributions.

JNL/S&P 4 Fund
Jackson National Asset Management, LLC

Seeks capital appreciation by making initial allocations (25%) of its assets and cash flows to the following four Underlying Funds (Class A) on each Stock Selection Date:

➢	25% in JNL/S&P Competitive Advantage Fund;
➢	25% in JNL/S&P Dividend Income & Growth Fund;
➢	25% in JNL/S&P Intrinsic Value Fund; and
➢	25% in JNL/S&P Total Yield Fund.

JNL/S&P Managed Conservative Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 10% to 30% of its assets to Underlying Funds that invest primarily in equity securities, 50% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Managed Moderate Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying Funds that invest primarily in equity securities, 35% to 65% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Managed Moderate Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Managed Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and JNL Variable Fund.

Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Managed Aggressive Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates up to 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Disciplined Moderate Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Disciplined Moderate Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0% to 15% of its assets to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Disciplined Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL Variable Fund LLC
JNL/Mellon Capital Management DowSM 10 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through a combination of capital appreciation and dividend income by investing approximately equal amounts in the common stock of the ten companies included in the Dow Jones Industrial Average which have the highest indicated annual dividend yields.

JNL/Mellon Capital Management S&P® 10 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through a combination of capital appreciation and dividend income by investing approximately equal amounts in the common stocks of ten companies selected from a pre-screened subset of the stocks listed in the S&P 500 Index.

JNL/Mellon Capital Management Global 15 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through a combination of capital appreciation and dividend income by investing in the common stocks of certain companies which are components of the Dow Jones Industrial Average, the Financial Times Ordinary Index  and the Hang Seng Index.

JNL/Mellon Capital Management Nasdaq® 25 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return by investing in the common stocks of companies that are expected to have a potential for capital appreciation.  The Nasdaq 25 Strategy selects a portfolio of common stocks of 25 companies are selected from stocks included in the Nasdaq-100 Index®.

JNL/Mellon Capital Management Value Line® 30 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks capital appreciation by investing in 30 of the 100 common stocks that Value Line® gives a #1 ranking for TimelinessTM.  The 30 stocks are selected each year by the sub-adviser based on certain positive financial attributes.

JNL/Mellon Capital Management DowSM Dividend Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to provide the potential for an above-average total return by investing approximately equal amounts in the common stock of the 25 companies included in the Dow Jones Select Dividend IndexSM which have the best overall ranking on both the change in return on assets of the last year compared to the prior year and price-to-book on each Stock Selection Date.

JNL/Mellon Capital Management S&P® 24 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation by investing approximately equal amounts in the common stocks of 24 companies that have the potential for capital appreciation, on each Stock Selection Date.

JNL/Mellon Capital Management S&P® SMid 60 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks capital appreciation by investing in the common stock of 30 companies included in the Standard & Poor's MidCap 400 Index and 30 companies in the Standard & Poor's SmallCap 600 Index.  The 60 companies are selected on each Stock Selection Date.  The Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment.  The Fund focuses on small and mid-capitalization companies because the sub-adviser believes they are more likely to be in an earlier stage of their economic life cycle than mature large-cap companies.

JNL/Mellon Capital Management NYSE® International 25 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks capital appreciation by investing in foreign companies.  The 25 companies are selected on each Stock Selection Date by ranking the stocks on the NYSE International IndexSM based on two factors: price to book and price to cash flow. The sub-adviser then selects an equally-weighted portfolio of the 25 stocks with the highest overall ranking on the two factors.

JNL/Mellon Capital Management 25 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through a combination of capital appreciation and dividend income by investing the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange (“NYSE”). The stocks are selected by selecting all of the dividend-paying stocks listed on the NYSE. Next, the 400 highest market capitalization stocks are selected which are then ranked by dividend yield and 75 of the highest dividend yielding stocks are selected. From the remaining 75 stocks, the 50 highest dividend yielding stocks are eliminated and the remaining 25 companies are selected only once annually on each Stock Selection Date.

JNL/Mellon Capital Management Select Small-Cap Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation by investing at least 80% of its assets in a portfolio of common stocks of 100 small capitalization companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange or The Nasdaq Stock Market, on each Stock Selection Date.

JNL/Mellon Capital Management JNL 5 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:

➢	20% in the DowSM 10 Strategy, a dividend yielding strategy;
➢	20% in the S&P® 10 Strategy, a blended valuation-momentum strategy;
➢	20% in the Global 15 Strategy, a dividend yielding strategy;
➢	20% in the 25 Strategy, a dividend yielding strategy; and
➢	20% in the Select Small-Cap Strategy, a small capitalization strategy.

JNL/Mellon Capital Management JNL Optimized 5 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks capital appreciation by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies:

➢	25% in the Nasdaq® 25 Strategy;
➢	25% in the Value Line® 30 Strategy;
➢	24% in the European 20 Strategy;
➢	14% in the Global 15 Strategy; and
➢	12% in the 25 Strategy.

JNL/Mellon Capital Management VIP Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies. The Fund invests approximately 1/6 (approximately 17%) of its net assets in each of the following strategies:

➢	The DowSM Dividend Strategy;
➢	The European 20 Strategy;
➢	The Nasdaq® 25 Strategy;
➢	The S&P 24 Strategy;
➢	The Select Small-Cap Strategy; and
➢	The Value Line® 30 Strategy.

JNL/Mellon Capital Management Communications Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Telecommunications Index in proportion to their market capitalization weighting in the Dow Jones U.S. Telecommunications Index.

JNL/Mellon Capital Management Consumer Brands Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Consumer Services Index in proportion to their market capitalization weighting in the Dow Jones U.S. Consumer Services Index.

JNL/Mellon Capital Management Financial Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Financial Index in proportion to their market capitalization weighting in the Dow Jones U.S. Financials Index.

JNL/Mellon Capital Management Healthcare Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Health Care Index in proportion to their market capitalization weighting in the Dow Jones U.S. Health Care Index.

JNL/Mellon Capital Management Oil & Gas Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Oil & Gas Index in proportion to their market capitalization weighting in the Dow Jones U.S. Oil & Gas Index.

JNL/Mellon Capital Management Technology Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Technology Index in proportion to their market capitalization weighting in the Dow Jones U.S. Technology Index.

The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that the Fund's investment sub-advisers also manage.  Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the results of those other mutual funds.  We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment sub-advisers.  The Funds described are available only through variable annuity contracts issued by Jackson.  They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base.  A Fund may not experience similar performance as its assets grow.

You should read the prospectuses for the JNL Series Trust and the JNL Variable Fund LLC carefully before investing.  Additional Funds and Investment Divisions may be available in the future.  The prospectuses for the JNL Series Trust and the JNL Variable Fund LLC are attached to this prospectus.  However, these prospectuses may also be obtained at no charge by calling 1-800-873-5654 (Annuity and Life Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution), by writing P.O. Box 30314, Lansing, Michigan 48909-7814, or by visiting www.jackson.com.

Voting Privileges. To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund.  We will vote all the shares we own in proportion to those instructions from Owners.  An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.

Substitution. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account.  We will not do this without any required approval of the SEC.  We will give you notice of any substitution.

CONTRACT CHARGES

There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract.  Charges are deducted proportionally from your Contract Value.  Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you elected to add that optional endorsement to your Contract.  These charges may be a lesser amount where required by state law or as described below, but will not be increased.  We expect to profit from certain charges assessed under the Contract.  These charges (and certain other expenses) are as follows:

Mortality and Expense Risk Charge. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for the Mortality and Expense Risk Charge.  On an annual basis, this charge equals 1.65% of the average daily net asset value of your allocations to the Investment Divisions.

This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract.  Our mortality risks under the Contracts arise from our obligations:

●	to make income payments for the life of the Annuitant during the income phase;
●	to waive the withdrawal charge in the event of the Owner's death; and
●	to provide a basic death benefit prior to the Income Date.

Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charge.  Included among these expense risks are those that we assume in connection with waivers of withdrawal charges under the Terminal Illness Benefit, the Specified Conditions Benefit and the Extended Care Benefit.

If your Contract Value were ever to become insufficient to pay this charge, your Contract would terminate without value.

Annual Contract Maintenance Charge. During the accumulation phase, we deduct a $35 annual contract maintenance charge on the Contract Anniversary of the Issue Date.  We will also deduct the annual contract maintenance charge if you make a total withdrawal.  This charge is for administrative expenses.  The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and generally is taken from the Investment Divisions, the Fixed Account and the GMWB Fixed Account based on the proportion their respective value bears to the Contract Value.  We will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more.

Administration Charge. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for administration charges.  On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions.  This charge does not apply to the Fixed Account or the GMWB Fixed Account.  This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account.

Transfer Charge. You must pay $25 for each transfer in excess of 15 in a Contract Year.  This charge is deducted from the amount that is transferred prior to the allocation to a different Investment Division or the Fixed Account, as applicable.  We waive the transfer charge in connection with Dollar Cost Averaging, Earnings Sweep, Rebalancing transfers and any transfers we require, and we may charge a lesser fee where required by state law.

Withdrawal Charge. At any time during the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:

●	premiums that are no longer subject to a withdrawal charge (premiums in your annuity for at least nine years without being withdrawn), plus
●
earnings (excess of your Contract Value allocated to the Investment Divisions, the Fixed Account and the GMWB Fixed Account over premiums and Contract Enhancements that you have not previously withdrawn (referred to as remaining premiums and remaining Contract Enhancements, respectively) allocated to those accounts;  Contract Enhancements, thus, are not considered earnings for purposes of calculating the withdrawal charge or free withdrawal amount described below.  However, Contract Enhancements, and any increase in value attributable to a Contract Enhancement, distributed under your Contract will be considered earnings under the Contract for tax purposes.  Contract Enhancements are also considered earnings for purposes of calculating the optional Earnings Protection Benefit (for more information about this endorsement, please see "Earnings Protection Benefit" beginning on page 192.)

●
during each Contract Year 10% of premium (subject to certain exclusions) that would otherwise incur a withdrawal charge, be subject to a Contract Enhancement recapture charge, or be reduced by an Excess Interest Adjustment, and that has not been previously withdrawn (this can be withdrawn at once or in segments throughout the Contract Year), minus earnings (required minimum distributions will be counted as part of the free withdrawal amount).

We will deduct a withdrawal charge on:

●	withdrawals in excess of the free withdrawal amounts, or
●	withdrawals under a tax-qualified Contract that exceed its required minimum distributions, or
●
withdrawals in excess of the free withdrawal amounts to meet the required minimum distribution of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distribution of a Roth IRA annuity, or

●	Amounts withdrawn in a total withdrawal, or
●	Amounts applied to income payments on an Income Date that is within one year of the Issue Date.

The amount of the withdrawal charge deducted varies (depending upon how many years prior to the withdrawal you made the premium payment(s) you are withdrawing) according to the following schedule (except for Contracts purchased in Connecticut and other state variations ):

Withdrawal Charge (as a percentage of premium payments):

Completed Years since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7-8	8-9	9+

Withdrawal Charge	7.5%	7%	6%	5.50%	5%	4%	3%	2%	1%	0

For Contracts purchased in the state of Connecticut before October 11, 2010 , the amount of the withdrawal charge deducted also varies (depending upon how many years prior to the withdrawal you made the premium payment(s) you are withdrawing) and is according to the following schedule:

Withdrawal Charge (as a percentage of premium payments) for Contracts purchased in Connecticut:

Completed Years since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7-8	8-9	9+

Withdrawal Charge	5%	4.5%	4%	3.50%	3%	2.50%	2%	1%	0.50%	0

For Contracts purchased in the state of Connecticut on or after October 11, 2010 , the withdrawal charge includes the Contract E n hancement recapture charge and reflects the fact that the maximum Contract Enhancement credited is 5% (rather than 6% or 8%).

Withdrawal Charge (as a percentage of premium payments) for Contracts purchased in Connecticut :

Completed Years since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7-8	8-9	9+

Withdrawal Charge	9%	9%	8%	7%	6%	5%	4%	2%	1%	0

For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings, second from the oldest remaining premium, and third from Contract Enhancements.  If you make a full withdrawal, or elect to commence income payments within one year of the date your Contract was issued, the withdrawal charge is based on premiums remaining in the Contract and no free withdrawal amount applies.  If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract.  The withdrawal charge compensates us for costs associated with selling the Contracts.

Note:  Withdrawals under a non-qualified Contract will be taxable on an “income first” basis.  This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full.  Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions).  In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

We do not assess the withdrawal charge on any amounts paid out as:

●	income payments during your Contract's income phase (but the withdrawal charge is deducted at the Income Date if income payments are commenced in the first Contract Year);
●	death benefits;
●
withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the withdrawal requested exceeds the required minimum distribution; if the Contract was purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA); or is a Roth IRA annuity, then the entire withdrawal will be subject to the withdrawal charge);

●
if permitted by your state, withdrawals of up to $250,000 from the Investment Divisions, the Fixed Account (subject to certain exclusions) and the GMWB Fixed Account if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

●
if permitted by your state, withdrawals of up to 25% (12 1/2% for each of two joint Owners) of your Contract Value from the Investment Divisions, the Fixed Account (subject to certain exclusions) and the GMWB Fixed Account if you incur certain serious medical conditions specified in your Contract.

We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce our sales expense.  Some examples are the purchase of a Contract by a large group of individuals or an existing relationship between us and a prospective purchaser.  We may not deduct a withdrawal charge under a Contract issued to an officer, director, agent or employee of Jackson or any of our affiliates.

Earnings Protection Benefit (“EarningsMax”) Charge.  If you select the Earnings Protection Benefit endorsement, you may pay us a charge that equals 0.30% (for a maximum of 0.45%) on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.  The charge on currently offered Contracts may be less.  Please check with your representative to learn about the current level of the charge and its availability in your state.  This charge continues if you transfer ownership of the Contract to someone who would not have been eligible for the Earnings Protection Benefit upon application (age 75 or younger), even though the benefit is not payable.  If your spouse elects to continue the Contract under the Special Spousal Continuation Option, the charge will continue to be assessed unless your spouse elects to discontinue the Earnings Protection Benefit, at which time the charge will cease.  We stop deducting this charge on the date you annuitize.

Contract Enhancement Recapture Charge. If you make a partial or total withdrawal from your Contract in the first nine years since the premium payment withdrawn was made, you will pay a Contract Enhancement recapture charge that reimburses us for all or part of the Contract Enhancements that we credited to your Contract based on your premiums.  The recapture charge is applied to withdrawals of Contract Value when: the Contract is returned during the free look period; withdrawals are in excess of the free withdrawal amounts; withdrawals exceed the required minimum distributions of the Internal Revenue Code; there is a total withdrawal; there is a total withdrawal due to annuitizing the Contract and the corresponding Income Date is within the recapture charge schedule (see Example 3 in Appendix B).  The recapture charge schedule is based on Completed Years and the amounts of these charges are as follows (except for Contracts purchased in Connecticut):

Contract Enhancement Recapture Charge (as a percentage of premium payments)

Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7-8	8-9	9+
Recapture Charge	6%	5.50%	4.50%	4%	3.50%	3%	2%	1%	0.50%	0

The above specified recapture charge percentages apply in all circumstances, whether the Contract Enhancement is 6% at the time of the premium payment, or includes the additional 2%. Therefore, the recapture charge percentage is not higher for premium payments that receive the 8% Contract Enhancement than those that receive the 6% Contract Enhancement.  If you return your Contract during the free look period, however, the entire amount of any Contract Enhancement will be recaptured.

For Contracts purchased in the state of Connecticut before Octo ber 11, 2010 , the Contract Enhancement is 5% (rather than 6% or 8%)   (see "Contract Enhancements" beginning on page 54 for more information about how the Contract Enhancement works) and the recapture charge schedule is as follows:

Contract Enhancement Recapture Charge (as a percentage of premium payments) for Contracts purchased in Connecticut before October 11, 2010

Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7-8	8-9	9+
Recapture Charge	5%	4.50%	4%	3.50%	3%	2.50%	2%	1%	0.50%	0

I f you return your Contract during the free look period, the entire amount of any Contract Enhancement will be recaptured.

The recapture charge percentage will be applied to the corresponding premium reflected in the amount withdrawn or the amount applied to income payments that remain subject to a recapture charge.  (Please see the examples in Appendix B).  The amount recaptured will be taken from the Investment Divisions and the Fixed Account (and the GMWB Fixed Account, if applicable) in the proportion their respective values bear to the Contract Value.  The dollar amount recaptured will never exceed the dollar amount of the Contract Enhancement added to the Contract.  Recapture charges will be applied upon electing to commence income payments, even in a situation where the withdrawal charge is waived.

We expect to make a profit on the recapture charge, and examples in Appendix B may assist you in understanding how the recapture charge works.  However, we do not assess the recapture charge on any amounts paid out as:

●	death benefits;
●	withdrawals taken under the free withdrawal provision;
●
withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the requested withdrawal exceeds the required minimum distribution, then the entire withdrawal will be assessed the applicable recapture charge);

●
if permitted by your state, additional withdrawals of up to $250,000 from the Separate Account, the Fixed Account Options (subject to certain exclusions) and the GMWB Fixed Account if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

●
if permitted by your state, additional withdrawals of up to 25% (12 1/2% for each of two joint Owners) of your Contract Value from the Separate Account, the Fixed Account Options (subject to certain exclusions) and the GMWB Fixed Account if you incur certain serious medical conditions specified in your Contract.

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 62.

Annual Charge	Maximum		Current
For endorsements purchased on or after May 1, 2010	1.20% ÷ 4	1.20% ÷ 12	0.60% ÷ 4	0.60% ÷ 12
For endorsements purchased before May 1, 2010	.80% ÷ 4	.81% ÷ 12	0.45% ÷ 4	0.45% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge: on new Contracts or upon election of a step-up – subject to the applicable maximum charge.

The actual deduction of the charge will be reflected in your quarterly statement.  We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 62.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 62 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”) Charge. If you select the 5% GMWB With Annual Step-Up, in most states you will pay 0.1625% of the GWB each quarter (0.65% annually).  In Washington State, the charge is monthly, currently 0.055% of the GWB (0.66% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  You pay the applicable percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the applicable percentage of the GWB each Contract Month.  The actual deduction of the charge will be reflected in your quarterly statement.  For more information about the GWB, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 68.

We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account. In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.

The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date.  If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.1125% of the GWB each quarter (0.45% annually).  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.05% of the GWB each quarter (0.20% annually).  If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0375% of the GWB each Contract Month (0.45% annually).  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.0175% of the GWB each Contract Month (0.21% annually).

We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to a maximum charge of 1.45% annually in states where the charge is quarterly, 1.47% annually in states where the charge is monthly.  We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “5% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up” beginning on page 68.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 62 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”) Charge. If you select the 6% GMWB With Annual Step-Up, in most states you will pay 0.2125% of the GWB each quarter (0.85% annually).  In Washington State, the charge is monthly, currently 0.0725% of the GWB (0.87% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  You pay the applicable percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the applicable percentage of the GWB each Contract Month. The actual deduction of the charge will be reflected in your quarterly statement.  For more information about the GWB, please see “6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 71.

We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account. In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.

The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date.  If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.15% of the GWB each quarter (0.60% annually).  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.075% of the GWB each quarter (0.30% annually).  If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.05% of the GWB each Contract Month (0.60% annually).  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each Contract Month (0.30% annually).

We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to a maximum charge of 1.60% annually in states where the charge is quarterly, 1.62% annually in states where the charge is monthly.  We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “6% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up” beginning on page 71.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 62 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB”) Charge.  The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 75.

Annual Charge	Maximum		Current
Ages 45 – 80	1.50% ÷ 4	1.50% ÷ 12	0.95% ÷ 4	0.96% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

PLEASE NOTE:  EFFECTIVE OCTOBER 11, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the applicable maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 75.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 75.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 62 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Note: The above section describes the charge for the LifeGuard Freedom 6 GMWB only.  If you purchase the LifeGuard Freedom 6 DB, additional charges apply for that benefit.  Please see “LifeGuard Freedom 6 DB” under “Death Benefit Charges”, beginning on page 49 for details.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”) Charge.  The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 84.

PLEASE NOTE:  EFFECTIVE OCTOBER 11, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45– 80	1.85% ÷ 4	1.86% ÷ 12	1.25% ÷ 4	1.26% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the applicable maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 84.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 84.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 62 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (“LifeGuard Select”) Charge.  The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 93.

PLEASE NOTE:  EFFECTIVE MAY 1, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 55– 80	1.50% ÷ 4	1.50% ÷ 12	0.85% ÷ 4	0.87% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  The deduction of the charge could cause an automatic transfer under this GMWB's Transfer of Assets provision.  For more information, please see “Transfer of Assets” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 93.

Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the applicable maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 93.  Please check with your representative to learn about the current level of the charge and the current interest rate for the GMWB Fixed Account, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and upon automatic Step-Up on or after the fifth Contract Anniversary, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 93.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 62 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (“LifeGuard Select With Joint Option”) Charge.  The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 105.

PLEASE NOTE:  EFFECTIVE MAY 1, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 55-80	1.85% ÷ 4	1.86% ÷ 12	1.05% ÷ 4	1.05% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  The deduction of the charge could cause an automatic transfer under this GMWB's Transfer of Assets provision.  For more information, please see “Transfer of Assets” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 105.

Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the applicable maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 105.  Please check with your representative to learn about the current level of the charge and the current interest rate for the GMWB Fixed Account, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and upon automatic Step-Up on or after the fifth Contract Anniversary, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 105.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 62 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (“Jackson Select”) Charge.  The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets” beginning on page 118.

Annual Charge	Maximum		Current
For endorsements issued on or after October 11, 2010	2.00% ÷ 4	2.04% ÷ 12	1.00% ÷ 4	1.02% ÷ 12
For endorsements issued before October 11, 2010	1.70% ÷ 4	1.74% ÷ 12	0.85% ÷ 4	0.87% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  The deduction of the charge could cause an automatic transfer under this GMWB's Transfer of Assets provision.  For more information, please see “Transfer of Assets” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets” beginning on page 118.

Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts subject to the applicable maximum annual charge.  We may also change the charge when there is a step-up on or after the second Contract Anniversary (fifth Contract Anniversary if this endorsement was issued before October 11, 2010 ) , again subject to the applicable maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets” beginning on page 118.  Please check with your representative to learn about the current level of the charge and the current interest rate for the GMWB Fixed Account, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and upon automatic Step-Up on or after the second Contract Anniversary ( fifth Contract Anniversary if this endorsement was issued before October 11, 2010) , the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets” beginning on page 118.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 62 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (“Jackson Select With Joint Option”) Charge.  The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets” beginning on page 130.

Annual Charge	Maximum		Current
For endorsements issued on or after October 11, 2010	2.60% ÷ 4	2.64% ÷ 12	1.30% ÷ 4	1.32% ÷ 12
For endorsements issued before October 11, 2010	2.10% ÷ 4	2.10% ÷ 12	1.05% ÷ 4	1.05% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  The deduction of the charge could cause an automatic transfer under this GMWB's Transfer of Assets provision.  For more information, please see “Transfer of Assets” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets” beginning on page 130.

Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts subject to the applicable maximum annual charge.  We may also change the charge when there is a step-up on or after the second Contract Anniversary (fifth Contract Anniversary if this endorsement was issued before October 11, 2010 ) , again subject to the applicable maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets” beginning on page 130.  Please check with your representative to learn about the current level of the charge and the current interest rate for the GMWB Fixed Account, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and upon automatic Step-Up on or after the second Contract Anniversary ( fifth Contract Anniversary if this endorsement was issued before October 11, 2010) , the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets” beginning on page 130.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 62 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”) Charge.  The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 143.

Annual Charge	Maximum		Current
Ages 45 – 80	2.10% ÷ 4	2.10% ÷ 12	1.05% ÷ 4	1.05% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts subject to the applicable maximum annual charge.  We may also change the charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 143.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 143.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 62 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net With Joint Option”) Charge.  The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 154.

Annual Charge	Maximum		Current
Ages 45 – 80	3.00% ÷ 4	3.00% ÷ 12	1.50% ÷ 4	1.50% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts subject to the applicable maximum annual charge.  We may also change the charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 154.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 154.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 62 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex GMWB”) Charge.   The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “LifeGuard Freedom Flex GMWB” beginning on page .

LifeGuard Freedom Flex GMWB
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	1.80%÷4	1.80%÷12	0.90%÷4	0.90%÷12
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.00%÷4	2.04%÷12	1.00%÷4	1.02%÷12
6% Bonus and Annual Step-Up	1.90%÷4	1.92%÷12	0.95%÷4	0.96%÷12
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.20%÷4	2.22%÷12	1.10%÷4	1.11%÷12
7% Bonus and Annual Step-Up	2.20%÷4	2.22%÷12	1.10%÷4	1.11%÷12
7% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.50%÷4	2.52%÷12	1.25%÷4	1.26%÷12
8% Bonus and Annual Step-Up	2.60%÷4	2.64%÷12	1.30%÷4	1.32%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State , you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.   In Washington State , the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued ( subject to availability), subject to the applicable maximum annual charge.  We may also change the charge when there is a Step-Up on or after the second Contract Anniversary, again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic Step-Ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic Step-Ups will prevent an increase in the charge, discontinuing Step-Ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement.   You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  We will, however, stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “ LifeGuard Freedom Flex GMWB ” beginning on page 175 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.   For more information about how the endorsement works, please see “LifeGuard Freedom Flex GMWB” beginning on page 167 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 62 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Note: The above section describes the charge for the LifeGuard Freedom Flex GMWB only.  If you purchase the LifeGuard Freedom Flex DB, additional charges apply for that benefit.  Please see “LifeGuard Freedom Flex DB” under “Contract Charges”, in the part entitled “Death Benefit Charges”, beginning on page 200 for details.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex With Joint Option GMWB”) Charge.   The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “LifeGuard Freedom Flex With Joint Option” beginning on page 177 .

LifeGuard Freedom Flex With Joint Option GMWB
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.10%÷4	2.10%÷12	1.05%÷4	1.05%÷12
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.50%÷4	2.52%÷12	1.25%÷4	1.26%÷12
6% Bonus and Annual Step-Up	2.50%÷4	2.52%÷12	1.25%÷4	1.26%÷12
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	3.00%÷4	3.00%÷12	1.50%÷4	1.50%÷12
7% Bonus and Annual Step-Up	3.00%÷4	3.00%÷12	1.50%÷4	1.50%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly
You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State , you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.   In Washington State , the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued (subject to availability ), subject to the applicable maximum annual charge.  We may also change the charge when there is a Step-Up on or after the second Contract Anniversary, again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic Step-Ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic Step-Ups will prevent an increase in the charge, discontinuing Step-Ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement.   You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  We will, however, stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “LifeGuard Freedom Flex With Joint Option GMWB” beginning on page.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.   For more information about how the endorsement works, please see “LifeGuard Freedom Flex With Joint Option GMWB” beginning on page 177 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 62 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Death Benefit Charges. There is no additional charge for the Contract's basic death benefit.  However, for an additional charge, you may select one of the Contract's available optional death benefits in place of the basic death benefit.  Please ask your agent whether there are variations on these benefits in your state or contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

If you select the 5% Roll-up Death Benefit, you will pay 0.15% of the GMDB Benefit Base for this benefit each Contract Quarter (0.60% annually), subject to a maximum quarterly charge of 0.30% (1.20% annually) on new issues.  We deduct the charge from your Contract Value.  The charge is pro rata deducted over each applicable Investment Division and the Fixed Account.  The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value.  While the charge is deducted from Contract Value, it is calculated based on the applicable percentage of the GMDB Benefit Base.  Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge.  For more information about how the endorsement works, including this benefit's GMDB Benefit Base, please see “5% Roll-up Death Benefit” under “Optional Death Benefits”, beginning on page 193.

If you select the 6% Roll-up Death Benefit, you will pay 0.20% of the GMDB Benefit Base for this benefit each Contract Quarter (0.80% annually), subject to a maximum quarterly charge of 0.40% (1.60% annually) on new issues.  We deduct the charge from your Contract Value.  The charge is pro rata deducted over each applicable Investment Division and the Fixed Account.  The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value.  While the charge is deducted from Contract Value, it is calculated based on the applicable percentage of the GMDB Benefit Base.  Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge.  For more information about how the endorsement works, including this benefit's GMDB Benefit Base, please see “6% Roll-up Death Benefit” under “Optional Death Benefits”, beginning on page 194.

If you select the Highest Quarterly Anniversary Value Death Benefit, you will pay 0.075% of the GMDB Benefit Base for this benefit each Contract Quarter (0.30% annually), subject to a maximum quarterly charge of 0.15% (0.60% annually) on new issues.  We deduct the charge from your Contract Value.  The charge is pro rata deducted over each applicable Investment Division and the Fixed Account.  The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value.  While the charge is deducted from Contract Value, it is calculated based on the applicable percentage of the GMDB Benefit Base.  Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge.  For more information about how the endorsement works, including this benefit's GMDB Benefit Base, please see “Highest Quarterly Anniversary Value Death Benefit” under “Optional Death Benefits”, beginning on page 195.

If you select the Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit, you will pay 0.175% of the GMDB Benefit Base for this benefit each Contract Quarter (0.70% annually), subject to a maximum quarterly charge of 0.35% (1.40% annually) on new issues.  We deduct the charge from your Contract Value.  The charge is pro rata deducted over each applicable Investment Division and the Fixed Account.  The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value.  While the charge is deducted from Contract Value, it is calculated based on the applicable percentage of the GMDB Benefit Base.  Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge.  For more information about how the endorsement works, including this benefit's GMDB Benefit Base, please see “Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit” under “Optional Death Benefits”, beginning on page 195.

If you select the Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit, you will pay 0.225% of the GMDB Benefit Base for this benefit each Contract Quarter (0.90% annually), subject to a maximum quarterly charge of 0.45% (1.80% annually) on new issues.  We deduct the charge from your Contract Value.  The charge is pro rata deducted over each applicable Investment Division and the Fixed Account.  The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value.  While the charge is deducted from Contract Value, it is calculated based on the applicable percentage of the GMDB Benefit Base.  Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge.  For more information about how the endorsement works, including this benefit's GMDB Benefit Base, please see “Combination 6% Roll-up and Highest Quarterly Anniversary Death Benefit” under “Optional Death Benefits”, beginning on page 197.

If you select the LifeGuard Freedom 6 DB optional death benefit, which is only available in conjunction with the purchase of the LifeGuard Freedom 6 GMWB, you will pay two separate charges for the combined benefit.  For LifeGuard Freedom 6 DB, you will pay 0.15% of the GMWB Death Benefit each Contract Quarter (0.60% annually).  The charge for LifeGuard Freedom 6 DB, which is based on a percentage of the GMWB Death Benefit, is separate from and in addition to the charge for the LifeGuard Freedom 6 GMWB, which is based on a percentage of the Guaranteed Withdrawal Balance (GWB) and paid each Contract Quarter at the rate of 0.95% annually.  For more information about the GMWB Death Benefit, please see “LifeGuard Freedom 6 DB” under “Optional Death Benefits”, beginning on page 198.  For more information about the charges for LifeGuard Freedom 6 GMWB, please see page 40, and for benefit information, including the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 75.

We deduct the charge from your Contract Value.  The charge is pro rata deducted over each applicable Investment Division and the Fixed Account.  The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value.  While the charge is deducted from Contract Value, it is calculated based on the applicable percentage of the GMWB Death Benefit.  Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge.   PLEASE NOTE:  EFFECTIVE OCTOBER 11, 2010, THE LIFEGUARD FREEDOM 6 DB ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

If you select the LifeGuard Freedom Flex DB optional death benefit, which is only available in conjunction with the purchase of the LifeGuard Freedom Flex GMWB (with 6% Bonus and Annual Step-Up Options), you will pay two separate charges for the combined benefit.  For LifeGuard Freedom Flex DB, you will pay 0.175% of the GMWB Death Benefit each Contract Quarter ( 0.70% annually ).  (For Contracts purchased in Washington State , the current and maximum charge for LifeGuard Freedom Flex DB is 0.06% of the GMWB Death Benefit each Contract Month ( 0.72% annually ).)   The charge for LifeGuard Freedom Flex DB, which is based on a percentage of the GMWB Death Benefit, is separate from and in addition to the charge for the LifeGuard Freedom Flex GMWB, which is based on a percentage of the Guaranteed Withdrawal Balance (GWB) and paid each Contract Quarter at the current rate of 0.95% annually.   (For Contracts purchased in Washington State , the charge for LifeGuard Freedom Flex GMWB is currently 0.08% of the GWB each Contract Month ( 0.96% annually ).)  For more information about the GMWB Death Benefit, please see “LifeGuard Freedom Flex DB” under “Optional Death Benefits”, beginning on page 200 .  For more information about the charges for LifeGuard Freedom Flex GMWB, please see page 50   and for benefit information, including the GWB, please see “LifeGuard Freedom Flex GMWB” beginning on page 167 .

We deduct the charge from your Contract Value.  The charge is pro rata deducted over each applicable Investment Division and the Fixed Account.  The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value.  While the charge is deducted from Contract Value, it is calculated based on the applicable percentage of the GMWB Death Benefit.  Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge.

Commutation Fee. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your Beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

●
(a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

●
(b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

Other Expenses.  We pay the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charges.  There are deductions from and expenses paid out of the assets of the Funds.  These expenses are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund LLC.  For more information, please see the “Fund Operating Expenses” table beginning on page 13.

Premium Taxes.  Some states and other governmental entities charge premium taxes or other similar taxes.  We pay these taxes and may make a deduction from your Contract Values for them.  Premium taxes generally range from 0% to 3.5% (the amount of state premium tax, if any, will vary from state to state).

Income Taxes.  We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division.  No federal income taxes are applicable under present law and we are not presently making any such deduction.

DISTRIBUTION OF CONTRACTS

Jackson National Life Distributors LLC (“JNLD”), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the Contracts.  JNLD is a wholly owned subsidiary of Jackson National Life Insurance Company.

The Contract is offered to customers of various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any legal responsibility to pay amounts that are owed under the Contract. The obligations and guarantees under the Contract are the sole responsibility of Jackson.  The financial institution, brokerage firm or insurance agency is responsible for delivery of various related disclosure documents and the accuracy of their oral description and recommendation of the purchase of the Contract.

Commissions are paid to broker-dealers who sell the Contracts.  While commissions may vary, they are not expected to exceed 8% of any premium payment.  Where lower commissions are paid up front, we may also pay trail commissions.  We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.

Under certain circumstances, JNLD out of its own resources may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions.  These payments and/or reimbursements to broker-dealers are in recognition of their marketing and distribution and/or administrative services support.  They may not be offered to all broker-dealers, and the terms of any particular agreement may vary among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided assets under management, and the volume and size of the sales of our insurance products.  They may provide us greater access to the registered representatives of the broker-dealers receiving such compensation or may otherwise influence the broker-dealer and/or registered representative to present the Contracts more favorably than other investment alternatives.  Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct.  While such compensation may be significant, it will not cause any additional direct charge by us to you.

The two primary forms of such compensation paid by JNLD are overrides and marketing support payments.  Overrides are payments that are designed as consideration for product placement, assets under management and sales volume.  Overrides are generally based on a fixed percentage of product sales and currently range from 10 to 50 basis points (0.10% to 0.50%).  Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences and educational seminars.  Examples of such payments include, but are not limited to, reimbursements for representative training or “due diligence” meetings (including travel and lodging expenses), client prospecting seminars, and business development and educational enhancement items.  Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience.  Subject to NASD rules of conduct, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items and occasional meals and entertainment.

Below is an alphabetical listing of the 20 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 2009 from the Distributor in relation to the sale of our variable insurance products:

Centaurus Financial, Inc.
Commonwealth Financial Network
First Allied Securities, Inc.
Invest Financial Corp.
Investment Centers of America, Inc.
Lincoln Financial
LPL Financial Corporation
MML Investors Services Inc.
Morgan Keegan & Company
National Planning Corporation
NEXT Financial Group, Inc.
Prime Capital Services Inc.
Raymond James
Securities America, Inc.
Signator Investors, Inc.
SII Investments, Inc.
Transamerica Financial Advisors, Inc.
UBS Financial Services, Inc.
Wells Fargo Advisors LLC
Woodbury Financial Services, Inc.

Please see Appendix C for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 2009 from the Distributor in relation to the sale of our variable insurance products.  While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed.

You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus.  Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law.  We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges.  Besides Jackson National Life Distributors LLC, we are affiliated with the following broker-dealers:

●	National Planning Corporation,
●	SII Investments, Inc.,
●	IFC Holdings, Inc. d/b/a Invest Financial Corporation,
●	Investment Centers of America, Inc., and
●	Curian Clearing LLC

The Distributor also has the following relationships with the sub-advisers and their affiliates.  The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate.  The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation.  National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds.  The fees range between 0.30% and 0.45% depending on these factors.  In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the “Other Contracts”) issued by Jackson and its subsidiary, Jackson National Life Insurance Company of New York.  Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation.  Unaffiliated broker-dealers are also compensated at the standard rates of compensation.  The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

All of the compensation described here, and other compensation or benefits provided by Jackson or our affiliates, may be greater or less than the total compensation on similar or other products.  The amount and/or structure of the compensation can possibly create a potential conflict of interest as it may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives.  The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer.  You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.

PURCHASES

Minimum Initial Premium:

●	$5,000 under most circumstances
●	$2,000 for a qualified plan Contract

Minimum Additional Premiums:

●	$500 for a qualified or non-qualified plan
●	$50 for an automatic payment plan
●
You can pay additional premiums during the accumulation phase; however, premium will not be accepted on or after the first Contract Anniversary following the Owner’s 85th birthday.  (Premium payments also will not be accepted on or after the first Contract Anniversary for Contracts purchased in the state s of Montana and Mississippi .)

These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay the withdrawal charge.  We reserve the right to limit the number of Contracts that you may purchase.  We also reserve the right to refuse any premium payment.  There is a $100 minimum balance requirement for each Investment Division and Fixed Account.  We reserve the right to restrict availability or impose restrictions on the Fixed Account and the GMWB Fixed Account.

Maximum Premiums:

●	The maximum aggregate premiums you may make without our prior approval is $1 million.

The payment of subsequent premiums relative to market conditions at the time they are made may or may not contribute to the various benefits under your Contract, including the enhanced death benefits or any GMWB.

Allocations of Premium.  You may allocate your premiums to one or more of the Investment Divisions and Fixed Account.  Each allocation must be a whole percentage between 0% and 100%.  The minimum amount you may allocate to the Investment Division or a Fixed Account is $100.  We will allocate any additional premiums you pay in the same way unless you instruct us otherwise.  These allocations will be subject to our minimum allocation rules.

Although more than 18 Investment Divisions, the Fixed Account and the GMWB Fixed Account are available under your Contract, you may not allocate your Contract Values among more than 18 at any one time.  Additionally, you may not choose to allocate your premiums to the GMWB Fixed Account; however, Contract Value may be automatically allocated to the GMWB Fixed Account according to non-discretionary formulas if you have purchased the optional LifeGuard Select GMWB, LifeGuard Select with Joint Option GMWB, Jackson Select GMWB or Jackson Select with Joint Option GMWB.  For more detailed information regarding LifeGuard Select, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement” beginning on page 93.  For more detailed information regarding LifeGuard Select with Joint Option, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement” beginning on page 105.  For more detailed information regarding Jackson Select, including the GMWB Fixed Account, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets Endorsement” beginning on page 118.  For more detailed information regarding Jackson Select with Joint Option, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets Endorsement” beginning on page 130.

We will issue your Contract and allocate your first premium within two business days (days when the New York Stock Exchange is open) after we receive your first premium and all information that we require for the purchase of a Contract.  If we do not receive all of the information that we require, we will contact you to get the necessary information.  If for some reason we are unable to complete this process within five business days, we will return your money.

Each business day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

Contract Enhancements. We will add a Contract Enhancement to the Owner's Contract Value for the initial premium payment, and for each subsequent premium payment received prior to the first Contract Anniversary following the Owner’s 85th birthday.  Premium payments will not be accepted on or after the first Contract Anniversary following the Owner’s 85th birthday.  If the Owner is age 85 at issue, premium payments will not be accepted on or after the first Contract Anniversary.  In addition, premium payments will not be accepted on or after the first Contract Anniversary for Contracts purchased in the state of Montana.

The Contract Enhancement is equal to 6% of the premium payment if the adjusted premium, as defined below, is less than $100,000 at the time the premium payment is received.  The Contract Enhancement is equal to 8% of the premium payments if adjusted premium is greater than or equal to $100,000 at the time the premium payment is received.  The adjusted premium is determined at the time each premium payment is processed and is equal to (a) the sum of all premium payments processed prior to the receipt of the current premium payment plus the current premium payment less (b) the sum of all partial withdrawals processed prior to the receipt of the current premium payment (including any applicable withdrawal charges, recapture charges and other charges or adjustments to such withdrawals).  During the first Contract Year only, at the time that a subsequent premium payment is received that causes the adjusted premium to equal or exceed $100,000 when it was less than $100,000 before the receipt of the premium payment, a retroactive Contract Enhancement will be added to the Contract Value equal to 2% of each previous premium payment for which a 6% Contract Enhancement was credited and for which no 2% retroactive Contract Enhancement has already been added.  The Contract Enhancement will be applied as of the date of the subsequent premium payment and there will be no adjustments to previous Contract Values.

For example, if the initial premium payment is equal to $50,000, then the initial adjusted premium is equal to $50,000 and the Contract Enhancement credited to the contract value is equal to 6% (since the adjusted premium is less than $100,000) of the initial premium payment (.06*$50,000 = $3,000).  If a withdrawal equal to $25,000 is taken at the end of the third Contract Month and a premium payment equal to $75,000 is made at the end of the sixth Contract Month, then the adjusted premium at the time the $75,000 subsequent premium payment is received is equal to the initial premium less the withdrawal plus the subsequent premium payment ($50,000 - $25,000 + $75,000 = $100,000).  The Contract Enhancement credited to the contract value at the time of the subsequent premium payment is equal to 8% (since the adjusted premium is equal to or greater than $100,000) of the subsequent premium payment plus the retroactive Contract Enhancement of 2% of the initial premium payment (.08*$75,000 + .02*$50,000 = $7,000).  (Please also see Example 2 in Appendix B.)

For Contracts purchased in the state of Connecticut, the Contract Enhancement is equal to 5% of the premium payment for all premium payments, regardless of the amount of the adjusted premium at the time the premium is received.

We will impose a Contract Enhancement recapture charge if you

●	make a total withdrawal within the recapture charge schedule or a partial withdrawal within the recapture charge schedule in excess of the free withdrawals permitted by your Contract,
●
elect to receive payment under an income option (see Example 3 in Appendix B)(for more information about these income options, see “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 189) within the recapture charge schedule, or

●	return your Contract during the Free Look period. (If you return your Contract during the Free Look period, the entire amount of any Contract Enhancement will be recaptured.)

The Recapture Charge Schedule can be found on page 37 of this prospectus.  We will not impose the Contract Enhancement recapture charge if your withdrawal is made for certain health-related emergencies (see "Waiver of Withdrawal and Recapture Charges for Certain Emergencies" on page 60 for more information), withdrawals of earnings, withdrawals in accordance with the free withdrawal provision, amounts paid out as death benefits or to satisfy required minimum distributions of the Internal Revenue Code.  For purposes of the recapture charge, we treat withdrawals as coming first from earnings; second from the oldest remaining premium, based on the completed years (12 months) since the receipt of premiums; and third from Contract Enhancements.  (See example 2 in Appendix B for an illustration.)  If the withdrawal requested exceeds the required minimum distribution, the recapture charge will be charged on the entire withdrawal amount.  We expect to make a profit on these charges for the Contract Enhancements.  Examples in Appendix B may assist you in understanding how recapture charges for the Contract Enhancements work.  In certain situations, both a recapture charge and a withdrawal charge will be charged on your withdrawal amount (see examples 1 and 2 in Appendix B).
Your Contract Value will reflect any gains or losses attributable to a Contract Enhancement.  Contract Enhancements, and any increase in value attributable to a Contract Enhancement, distributed under your Contract will be considered earnings under the Contract for tax purposes.

Asset-based charges are deducted from the total value of the Separate Account.  In addition, certain Contract charges, including a higher mortality and expense risk charge than would be charged under a similar contract without a Contract Enhancement, are assessed based on the total Contract Value.  In some cases, the amount of a Contract Enhancement may be more than offset by those charges.  Accordingly, it is possible that upon surrender, you will receive less money back than you would have if you had purchased a similar contract without a Contract Enhancement.  We expect to profit from certain charges assessed under the Contract, including the withdrawal charge and the mortality and expense risk charge.

Capital Protection Program. If you select our Capital Protection Program at issue, we will allocate enough of your premium to the Fixed Account you select to assure that the amount so allocated will equal, at the end of a selected period of 1, 3, 5, or 7 years, your total original premium paid.  You may allocate the rest of your premium to any Investment Division(s).  If any part of the Fixed Account value is surrendered or transferred before the end of the selected guaranteed period, the value at the end of that period will not equal the original premium.  This program is available only if Fixed Account Options are available.  There is no charge for the Capital Protection Program.  You should consult your Jackson representative with respect to the current availability of Fixed Account Options, their limitations, and the availability of the Capital Protection Program.

For an example of capital protection, assume you made a premium payment of $10,000 and were credited a $600 Contract Enhancement when the interest rate for the three-year guaranteed period was 3% per year.  We would allocate $9,152 to that Guarantee Period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken.  The remaining $848 of the payment and the $600 Contract Enhancement would be allocated to the Investment Division(s) you selected.

Alternatively, assume you made a premium payment of $10,000 and were credited a $600 Contract Enhancement when the interest rate for the 7-year period was 6.75% per year.  Jackson would allocate $6,331 to that Guarantee Period because $6,331 will increase at that interest rate to $10,000 after 7 years.  The remaining $3,669 of the payment and the $600 Contract Enhancement will be allocated to the Investment Division(s) you selected.

Thus, as these examples demonstrate, the shorter Guarantee Periods require allocation of substantially all your premium to achieve the intended result.  In each case, the results will depend on the interest rate declared for the Guarantee Period.

The Capital Protection Program will not be available if you purchase the LifeGuard Select Guaranteed Minimum Withdrawal Benefit, LifeGuard Select with Joint Option Guaranteed Minimum Withdrawal Benefit, Jackson Select Guaranteed Minimum Withdrawal Benefit or Jackson Select with Joint Option Guaranteed Minimum Withdrawal Benefit.

Accumulation Units.  Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select.  In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an “Accumulation Unit.”  During the income phase we use a measure called an “Annuity Unit.”

Every business day, we determine the value of an Accumulation Unit for each of the Investment Divisions by:

●	determining the total amount of assets held in the particular Investment Division;
●	subtracting any asset-based charges and taxes chargeable under the Contract; and
●	dividing this amount by the number of outstanding Accumulation Units.

Charges deducted through the cancellation of units are not reflected in this computation.

The value of an Accumulation Unit may go up or down from day to day.  The base Contract has a different Accumulation Unit value than each combination of optional endorsements an Owner may elect, based on the differing amount of charges applied in calculating that Accumulation Unit value.

When you make a premium payment, we credit your Contract with Accumulation Units.  The number of Accumulation Units we credit is determined at the close of that business day by dividing the amount of the premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division that reflects the combination of optional endorsements you have elected and their respective charges.

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between an Investment Division and the Fixed Account must occur prior to the Income Date.
You can make 15 transfers every Contract Year during the accumulation phase without charge.

A transfer will be effective as of the end of the business day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

Transfers from the Fixed Account generally will be subject to any applicable Excess Interest Adjustment.

Potential Limits and Conditions on Fixed Account Transfers.   There may be periods when we do not offer any Fixed Account.  We can prohibit or impose limitations or other requirements on transfers to or from the Fixed Account, as permitted by applicable law.

In addition, Contracts issued on or after October 11, 2010 also specifically reserve the right to impose the limitations and conditions set forth in 1-4 below with respect to the one-year Fixed Account Option.  Although we are not imposing these restrictions as of the date of this prospectus, if we do decide to impose them, they could provide as follows with respect to both new and already outstanding Contracts:

1.  During any Contract Year, the aggregate dollar amount of all transfers from the one-year Fixed Account Option (including transfers at the end of the one-year period) could not exceed whichever of the following three maximums apply to you for that year:
•
Maximum transfers during the first Contract Year in which you have Contract Value in the one-year Fixed Account Option subject to these restrictions : 1/3 of your Contract Value in the one-year Fixed Account Option as of the most recent Contract Anniversary;

•	Maximum transfers during any subsequent Contract Year, if you had Contract Value subject to these restrictions during the preceding Contract year :
i.	1/3 of your Contract Value in the one-year Fixed Account Option as of the most recent Contract Anniversary if you did not make a 1/3 transfer in the preceding year as mentioned above or
ii.	1/2 of your Contract Value in the one-year Fixed Account Option as of the most recent Contract Anniversary if you did make such a 1/3 transfer in the preceding year; or
•
Maximum transfers during any Contract Year, if you had Contract Value subject to these restrictions during both of the preceding two Contract Years and, in those years, you made the 1/3 maximum transfer in the first year and 1/2 maximum transfer the second year as mentioned above : all of your remaining Contract Value in the one-year Fixed Account Option.

2.  We could require that any transfer from the one-year Fixed Account Option in a Contract Year occur at least twelve months after the most recent such transfer in the previous Contract Year.

3.  We could restrict or prohibit your transfers into or allocations of any additional premiums to the one-year Fixed Account Option in any Contract Year in which you make a transfer from the one-year Fixed Account Option.

4.  We could restrict or prohibit your transfers from the one-year Fixed Account Option in any Contract Year in which you make a transfer into or allocate any additional premiums to the one-year Fixed Account Option.

We may impose restrictions 1-4 separately or in combination but we expect that they would be imposed as a group, so that you would be subject to all of these restrictions if you are subject to any of them.

Certain systematic investment programs could be excluded from the restrictions listed in 1-4 above, such that transfers under those programs would not count against the maximum amounts that may be transferred out of the one-year Fixed Account Option and the Contract Value under such programs would be excluded from the computation of such maximum amounts.

We also could permit or require that a systematic transfer program be used to make transfers from any Fixed Account Options. For example, you could be permitted to have the three transfers that are referred to in restriction 1 above automated through a systematic transfer out (“STO”) on each of your next three Contract Anniversaries.  The amount automatically transferred on each of such three Contract Anniversaries would be the maximum amount that would be permitted to be transferred on that date under restriction 1, such that following the automatic STO transfer on the third such Contract Anniversary you would no longer have any Contract Value in the one-year Fixed Account Option.  If we establish such an STO for you, however, we would (pursuant to restrictions 3 and 4 above) prohibit you from making any other transfer from, or any premium payments or transfers into, the one-year Fixed Account Option during any Contract Year in which an automatic STO transfer is made for you.  Also (pursuant to restriction 2 above) you could elect such an STO only if (i) at least twelve calendar months have passed since your last STO program (if any) had ended and (ii) during the Contract Year in which you make the election, you have not made any transfers from, or any premium payments or transfers into the one-year Fixed Account Option (unless you made the transfer or premium payment before the time we had instituted restrictions 1-4). Transfers pursuant to any STO would not count toward your 15 free transfer limit.

If we require you to commence an STO at a time when, due to any of the foregoing restrictions, you would not be eligible to elect such a program, the three annual STO transfers will be delayed.  In that case, the first such STO transfer would occur on the first Contract Anniversary after you are eligible to elect an STO.

If we impose the restrictions described in 1-4 above, we would provide you prompt written notice of that fact, as well as any requirement or option to commence an STO.  In that case, the restrictions would be effective immediately and we would not expect to provide you with an opportunity to make transfers from the one-year Fixed Account Option, other than in compliance with and subject to the limitations in such restrictions.  Accordingly, if your Contract is issued on or after October 11, 2010, you should consider whether you are willing to be subject to those limitations before you allocate any premiums or transfers to the one-year Fixed Account Option.

Under Contracts issued on or after October 10, 2010, we also may restrict your participation in any systematic investment program if you allocate any amounts to a Fixed Account Option.

Restrictions on Transfers: Market Timing.  The Contract is not designed for frequent transfers by anyone.  Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs.  Frequent transfers may also dilute the value of shares of an underlying Fund.  Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing.  Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract.  To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days.  Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

●	limiting the number of transfers over a period of time;
●	requiring a minimum time period between each transfer;
●	limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or
●	limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive business days.  In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size.  We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary.  If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer.  We will notify you and your representative in writing within five days of placing the Contract on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption.  We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the money market Investment Division, the Fixed Account, the GMWB Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program.  We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship.  These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application.  Please contact our Annuity Service Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures.  We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract.  We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time.  If these policies and procedures are ineffective, the adverse consequences described above could occur.  We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

TELEPHONE AND INTERNET TRANSACTIONS

The Basics. You can request certain transactions by telephone or at www.jackson.com, our Internet website, subject to our right to terminate electronic or telephonic transfer privileges described above.  Our Annuity Service Center representatives are available during business hours to provide you with information about your account.  We require that you provide proper identification before performing transactions over the telephone or through our Internet website.  For Internet transactions, this will include a Personal Identification Number (PIN).  You may establish or change your PIN at www.jackson.com.

What You Can Do and How. You may make transfers by telephone or through the Internet unless you elect not to have this privilege.  Any authorization you provide to us in an application, at our website, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary.  To notify us, please call us at the Annuity Service Center.  Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement.

What You Can Do and When. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's Accumulation Unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you.  If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day.  Otherwise the instructions will be carried out the next business day.  We will retain permanent records of all web-based transactions by confirmation number.  If you do not receive an electronic acknowledgement, you should telephone our Annuity Service Center immediately.

How to Cancel a Transaction. You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Annuity Service Center before the New York Stock Exchange closes.  Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

Our Procedures. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine.  Our procedures include requesting identifying information and tape-recording telephone communications and other specific details.  We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize.  However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times.  We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege.  Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

●	by making either a partial or complete withdrawal,
●	by electing the Systematic Withdrawal Program,
●	by electing a Guaranteed Minimum Withdrawal Benefit, or
●	by electing to receive income payments.

Your Beneficiary can have access to the money in your Contract when a death benefit is paid.

Withdrawals under the Contract may be subject to a withdrawal charge.  For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings, second from the oldest remaining premium, and third from Contract Enhancements.  When you make a complete withdrawal you will receive the value of your Contract as of the end of the business day your request is received by us in Good Order, minus any applicable taxes, the annual contract maintenance charge, charges due under any optional endorsement and all applicable withdrawal charges, adjusted for any applicable Excess Interest Adjustment.  For more information about withdrawal charges, please see “Withdrawal Charge” beginning on page 35.

Your withdrawal request must be in writing.  We will accept withdrawal requests submitted via facsimile.  There are risks associated with not requiring original signatures in order to disburse the money.  To minimize the risks, the proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing, with an original signature of any address change.  We do not assume responsibility for improper disbursements if you have failed to provide us with the current address to which the proceeds should be sent.

Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Fixed Account Option or Investment Division from which you are making the withdrawal.  If you are not specific in your withdrawal request, your withdrawal will be taken from your allocations to the Investment Divisions, Fixed Account Options and GMWB Fixed Account based on the proportion their respective values bear to the Contract Value.  If you are specific in your withdrawal request, please know that, for Contracts with a GMWB containing a Transfer of Assets provision, the percentage of the partial withdrawal taken from the GMWB Fixed Account cannot exceed the ratio of the GMWB Fixed Account value to the Contract Value.

With the Systematic Withdrawal Program, you may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage.  After your withdrawal, at least $100 must remain in each Fixed Account Option or Investment Division from which the withdrawal was taken.  A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal.  If your Contract contains a GMWB containing a Transfer of Assets provision, any systematic withdrawal request for a specified dollar amount or specified percentage from a particular Investment Division, the Fixed Account or the GMWB Fixed Account will be limited in that such withdrawals cannot be made from the GMWB Fixed Account.  If you wish your systematic withdrawal to include amounts allocated to the GMWB Fixed Account, your systematic withdrawal must be taken proportionally from all of the allocations (to the Investment Divisions, the GMWB Fixed Account and the Fixed Account) based on their respective values in relation to the Contract Value.

If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal.  There are conditions and limitations, so please contact our Annuity Service Center for more information.  Our contact information is on the cover page of this prospectus.  We neither endorse any investment advisers, nor make any representations as to their qualifications.  The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.  There are limitations on withdrawals from qualified plans.  For more information, please see “TAXES” beginning on page 202.

Waiver of Withdrawal and Recapture Charges for Certain Emergencies. We will waive the withdrawal charge (withdrawals from the Investment Divisions, the Fixed Account and the GMWB Fixed Account), but not any Excess Interest Adjustment that would otherwise apply in certain circumstances by providing you, at no charge, the following:

●
Terminal Illness Benefit, under which we will waive any withdrawal charges and recapture charges on amounts of up to $250,000 of your Contract Value from the Investment Divisions, Fixed Account (subject to certain exclusions) and the GMWB Fixed Account that you withdraw after providing us with a physician's statement that you have been diagnosed with an illness that will result in your death within 12 months;

●
Specified Conditions Benefit, under which you may make a one-time withdrawal of up to 25% (for joint Owners, this benefit applies to each of them for 12 1/2%) of your Contract Value from the Investment Divisions, Fixed Account (subject to certain exclusions) and the GMWB Fixed Account with no withdrawal charge or recapture charge after having provided us with a physician's statement that you have been diagnosed with one of the following conditions:

	○	Heart attack
	○	Stroke
	○	Coronary artery surgery
	○	Life-threatening cancer
	○	Renal failure or
	○	Alzheimer's disease; and
●
Extended Care Benefit, under which we will waive any withdrawal charges and recapture charges on amounts of up to $250,000 of your Contract Value from the Investment Divisions, Fixed Account (subject to certain exclusions) and the GMWB Fixed Account that you withdraw after providing us with a physician's statement that you have been confined to a nursing home or hospital for 90 consecutive days, beginning at least 30 days after your Contract was issued.

You may exercise these benefits once under your Contract.

Guaranteed Minimum Withdrawal Benefit Considerations.  Most people who are managing their investments to provide retirement income want to provide themselves with sufficient lifetime income and also to provide for an inheritance for their beneficiaries.  The main obstacles they face in meeting these goals are the uncertainties as to (i) how much income their investments will produce, and (ii) how long they will live and will need to draw income from their investments.  A Guaranteed Minimum Withdrawal Benefit (GMWB) is designed to help reduce these uncertainties.

A GMWB is intended to address those concerns but does not provide any guarantee the income will be sufficient to cover any individual's particular needs.  Moreover, the GMWB does not assure that you will receive any return on your investments.  The GMWB also does not protect against loss of purchasing power of assets covered by a GMWB due to inflation.  Even relatively low levels of inflation may have a significant effect on purchasing power if not offset by stronger positive investment returns.  The step-up feature on certain of the GMWBs may provide protection against inflation when there are strong investment returns that coincide with the availability of effecting a step-up.  However, strong investment performance will only help the GMWB guard against inflation if the endorsement includes a step-up feature.

Payments under the GMWB will first be made from your Contract Value.  Our obligations to pay you more than your Contract Value will only arise under limited circumstances.  Thus, in considering the election of any GMWB you need to consider whether the value to you of the level of protection that is provided by a GMWB and its costs, which reduce Contract Value and offset our risks, are consistent with your level of concern and the minimum level of assets that you want to be sure are guaranteed.

The Joint For Life GMWB with Bonus and Annual Step-Up, the Joint For Life GMWB with Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets and the Joint For Life GMWB with Bonus, Step-Up and Earnings-Sensitive Withdrawal Amount endorsements are available only to spouses and differ from the For Life GMWB with Bonus and Step-Up without the Joint Option, the For Life GMWB with Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets without the Joint Option and the For Life GMWB with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount without the Joint Option endorsements (which are available to spouses and unrelated parties) and enjoy the following advantages:

●
If the Contract Value falls to zero, benefit payments under the endorsement will continue until the death of the last surviving Covered Life if the For Life Guarantee is effective.  (For more information about the For Life Guarantee and for information on who is a Covered Life under this form of GMWB, please see the “ LifeGuard Freedom Flex GMWB With Joint Option ” subsection beginning on page 84, the Joint For Life GMWB with Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets subsection beginning on page 130 and the For Life GMWB with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount with the Joint Option subsection beginning on page 143.)

●
If an Owner dies before the automatic payment of benefits begins, the surviving Covered Life may continue the Contract and the For Life Guarantee is not automatically terminated (as it is on the For Life GMWBs without the Joint Option).

The Joint For Life GMWBs have a higher charge than the respective For Life GMWBs without the Joint Option.

Guaranteed Minimum Withdrawal Benefit Important Special Considerations.  Each of the GMWBs provides that the GMWB and all benefits thereunder will terminate on the Income Date, which is the date when annuity payments begin.  The Income Date is either a date that you choose or the Latest Income Date.  The Latest Income Date is the Contract Anniversary on or next following the date on which the Owner attains age 95 under a non-qualified Contract, or such earlier date as required by the applicable qualified plan, law or regulation.

Before (1) electing a GMWB, (2) electing to annuitize your Contract after having purchased a GMWB, or (3) when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB, you should consider whether the termination of all benefits under the GMWB and annuitizing produces the better financial results for you.  Naturally, you should discuss with your Jackson representative whether a GMWB is even suitable for you.  Consultation with your financial and tax advisor is also recommended.

These considerations are of greater significance if you are thinking about electing or have elected a GMWB For Life, as the For Life payments will cease when you annuitize voluntarily or on the Latest Income Date.  Although each of the For Life GMWBs contain an annuitization option that may allow the equivalent of For Life payments when you annuitize on the Latest Income Date, all benefits under a GMWB For Life (and under the other GMWBs) will terminate when you annuitize.  To the extent that we can extend the Latest Income Date without adverse tax consequences to you, we will do so, as permitted by the applicable qualified plan, law, or regulation.  After you have consulted your financial and tax advisors you will need to contact us to request an extension of the Latest Income Date.  Please also see “Extension of Latest Income Date” beginning on page 204 for further information regarding possible adverse tax consequences of extending the Latest Income Date.

In addition, with regard to required minimum distributions (RMDs) under an IRA only, it is important to consult your financial and tax advisor to determine whether the benefits of a particular GMWB will satisfy your RMD requirements or whether there are other IRA holdings that can satisfy the aggregate RMD requirements.  With regard to other qualified plans, you must determine what your qualified plan permits.  Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire.  You do not necessarily have to annuitize your Contract to meet the minimum distribution.

Finally, please note that withdrawals in excess of certain limits may have a significantly negative impact on the value of your GMWB through prematurely reducing the benefit's Guaranteed Withdrawal Balance (GWB) and Guaranteed Annual Withdrawal Amount (GAWA) and, therefore, cause your GMWB to prematurely terminate.  Please see the explanations of withdrawals under each of the following GMWB descriptions for more information concerning the effect of excess withdrawals.

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage and examples 6 and 7 for the Step-Ups.  This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) until the earlier of:

•	The Owner’s (or any joint Owner’s) death;

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners up to 85 years old (proof of age is required); may be added to a Contract on the Issue Date; and once added cannot be canceled.  This GMWB is not currently available after the Contract Issue Date.  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

PLEASE NOTE: Prior to May 1, 2010, this GMWB was available to add to a Contract after the Issue Date, on any Contract Anniversary.  Effective May 1, 2010, this GMWB may only be added to a Contract on the Issue Date and can no longer be added to a Contract on any Contract Anniversary after the Issue Date.

When this GMWB is added to	The GWB equals initial premium net of any applicable premium taxes.
the Contract on the Issue Date –
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
Anniversary (for Contracts issued before May 1, 2010) –
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you instead added this GMWB to your Contract post issue on a Contract Anniversary, the GWB was calculated based on Contract Value, which included any previously applied Contract Enhancements, and, as a result, we subtracted any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, this GMWB might be continued by a spousal Beneficiary.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
0 – 74	7%
75 – 79	8%
80 – 84	9%
85+	10%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, is less than or equal to	●	The GWB before the withdrawal less the withdrawal; Or
the greater of the GAWA or RMD, as	●	Zero.
applicable –	The GAWA is recalculated, equaling the lesser of:
	●	The GAWA before the withdrawal; Or
	●	The GWB after the withdrawal.

You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

When a withdrawal,	The GWB is recalculated, equaling the greater of:
plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this endorsement was added to	●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

your Contract on or after May 1, 2010 –	●	Zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or
	●	The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, Or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

When a withdrawal, plus all	The GWB is recalculated, equaling the lesser of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
or RMD, as applicable, and this endorsement was added to your Contract before May 1, 2010	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA before the withdrawal; Or
	●	The GWB after the withdrawal; Or
	●	The GAWA percentage multiplied by the Contract Value after the withdrawal less any recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 18.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 202.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  An RMD exceeding our calculation may also result in an Excess Withdrawal for purposes of this GMWB.  An RMD exceeding our calculation may also result in an Excess Withdrawal for purposes of this GMWB.  For information regarding the RMD calculation for your contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011 , then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2011 , he should wait until the next Contract Year begins (that is after June 30, 2012 ) to take his third RMD (the 2012 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
the Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).   (See Examples 6 and 7 in Exhibit D.)

Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value (subject to a $5 million maximum).
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.  Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value is reduced to zero and the GAWA will be equal to the GAWA percentage multiplied by the GWB.

After each payment when	The GWB is recalculated, equaling the greater of:
the Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA before the payment; Or
	●	The GWB after the payment.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value.  Upon your death as the Owner, no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner.
If the spouse continues the Contract and this endorsement already applies to the Contract, the GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age on the continuation date and the GAWA will be equal to the GAWA percentage multiplied by the GWB.  Your spouse may elect to Step-Up on the continuation date.  If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon Step-Up is the Contract Value, including any adjustments applied on the continuation date.  Any subsequent Step-Up must follow the Step-Up restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 202.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The first date both the GWB and the Contract Value equals zero; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

On the Latest Income Date, the Owner may choose the following income option instead of one of the other income options listed in the Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option and the GAWA will be equal to the GAWA percentage multiplied by the GWB.  The GAWA percentage will not change after election of this option.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 61 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”). The following description is supplemented by the examples in Appendix D that may assist you in understanding how calculations are made in certain circumstances.  For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)   (as defined below), regardless of your Contract Value.  The 5% GMWB With Annual Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract).  We may further limit the availability of this optional endorsement.  Once selected, the 5% GMWB With Annual Step-Up cannot be canceled.  If you select the 5% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB.  The GWB will not include any Contract Enhancement.  The 5% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order.  If you select the 5% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added.  In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D).  The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below).  Upon selection, the GAWA is equal to 5% of the GWB.  The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%.  However, withdrawals are not cumulative.  If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year.  If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced.  The GAWA can be divided up and taken on a payment schedule that you request.  You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA.  Each time you make a premium payment, the GWB is increased by the amount of the net premium payment.  Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached.  We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future.  In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, too.  Recalculation of the GWB and GAWA may result in reducing or extending the payout period.  Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees.  Examples 4, 5, and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “Required Minimum Distribution Calculations” below for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:

●	the GWB prior to the partial withdrawal less the partial withdrawal; or
●	zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:

●	the GAWA prior to the partial withdrawal; or
●	the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, the GWB is equal to the greater of:

●
the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

●	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or
●	the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	the total amount of the current partial withdrawal, or
●	the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Consistent with the explanation above, Excess Withdrawals may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D).  For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 202.

Required Minimum Distribution Calculations.  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with the 5% GMWB With Annual Step-Up, GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMD requirements for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011 , then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2011 , he should wait until the next Contract Year begins (that is after June 30, 2012 ) to take his third RMD (the 2012 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 5% GMWB With Annual Step-Up ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-Up. Step-Ups with the 5% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the greater of 5% of the new GWB or GAWA before step-up.  Step-Ups occur automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups.  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.  The request will be processed and effective on the day we receive the request in Good Order.  Before deciding to “step-up,” please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation.  If you die before annuitizing a Contract with the 5% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero.  Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner.  If the spouse continues the Contract and the 5% GMWB With Annual Step-Up endorsement already applies to the Contract, the 5% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  Step-Ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date.  Upon spousal continuation of a Contract without the 5% GMWB With Annual Step-Up, if the 5% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination.  The 5% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract.  In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB With Annual Step-Up.  The 5% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); or upon the first date both the GWB and Contract Value equal zero – whichever occurs first.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value.  Upon your death as the Owner, your Beneficiary will receive the scheduled payments.  No other death benefit or Earnings Protection Benefit will be paid.

Annuitization.  If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 61 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  The purchase of the 5% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB With Annual Step-Up.

6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”). The following description is supplemented by the examples in Appendix D that may assist you in understanding how calculations are made in certain circumstances.  For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 6% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)   (as defined below), regardless of your Contract Value.  The 6% GMWB With Annual Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract).  We may further limit the availability of this optional endorsement.  Once selected, the 6% GMWB With Annual Step-Up cannot be canceled.  If you select the 6% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB.  The GWB will not include any Contract Enhancement.  The 6% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order.  If you select the 6% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added.  In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D).  The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below).  Upon selection, the GAWA is equal to 6% of the GWB.  The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 6%.  However, withdrawals are not cumulative.  If you do not take 6% in one Contract Year, you may not take more than 6% the next Contract Year.  If you withdraw more than 6%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced.  The GAWA can be divided up and taken on a payment schedule that you request.  You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 6% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.
Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA.  Each time you make a premium payment, the GWB is increased by the amount of the net premium payment.  Also, the GAWA will increase by 6% of the net premium payment or 6% of the increase in the GWB, if the maximum GWB is reached.  We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future.  In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, too.  Recalculation of the GWB and GAWA may result in reducing or extending the payout period.  Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees.  Examples 4, 5, and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “Required Minimum Distribution Calculations” below for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:

●	the GWB prior to the partial withdrawal less the partial withdrawal; or
●	zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:

●	the GAWA prior to the partial withdrawal; or
●	the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, the GWB is equal to the greater of:

●
the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

●	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or
●	the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	the total amount of the current partial withdrawal, or
●	the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Consistent with the explanation above, Excess Withdrawals may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D).  For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 202.

Required Minimum Distribution Calculations.  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with the 6% GMWB With Annual Step-Up, GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMD requirements for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011 , then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2011 , he should wait until the next Contract Year begins (that is after June 30, 2012 ) to take his third RMD (the 2012 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 6% GMWB With Annual Step-Up ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-Up. Step-Ups with the 6% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the greater of 6% of the new GWB or GAWA before step-up.  Step-Ups occur automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups.  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.  The request will be processed and effective on the day we receive the request in Good Order.  Before deciding to “step-up,” please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation.  If you die before annuitizing a Contract with the 6% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero.  Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner.  If the spouse continues the Contract and the 6% GMWB With Annual Step-Up endorsement already applies to the Contract, the 6% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  Step-Ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date.  Upon spousal continuation of a Contract without the 6% GMWB With Annual Step-Up, if the 6% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination.  The 6% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract.  In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 6% GMWB With Annual Step-Up.  The 6% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); or upon the first date both the GWB and Contract Value equal zero – whichever occurs first.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid automatically to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value.  Upon your death as the Owner, your Beneficiary will receive the scheduled payments.  No other death benefit or Earnings Protection Benefit will be paid.

Annuitization.  If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 61 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  The purchase of the 6% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors on this and other matters prior to electing the 6% GMWB With Annual Step-Up.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom 6 GMWB”).  The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 11 for the guaranteed withdrawal balance adjustment.  This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

PLEASE NOTE:  EFFECTIVE OCTOBER 11, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  There are also other GMWB options for joint Owners that are spouses, as described below.
For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2.  If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.  The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.
Or
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.
Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to	The GWB equals initial premium net of any applicable premium taxes.
the Contract on the Issue Date –
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void.  However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner’s attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 64	4%
65 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, is less than or equal to the greater	●	The GWB before the withdrawal less the withdrawal; Or
of the GAWA or RMD, as	●	Zero.
applicable –	The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

• The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or

• The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 18.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 202.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011 , then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2011 , he should wait until the next Contract Year begins (that is after June 30, 2012 ) to take his third RMD (the 2012 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, Or
●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.
●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent premium payment on the Contract	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “Step-Up”).

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the Owner is age 76, a Step-Up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value.  The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future Step-Up if an age band is crossed.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the Contract Value (subject to a $5 million maximum).

If the Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.50%.  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when	The GWB is recalculated, equaling the greater of:
the Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die, all rights under your Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	The GWB adjustment provision is void.
	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
○
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date.  The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 202.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 61 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period.  The Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday.  (See example below.)
The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2008.  At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021.  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033.  (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”).  The description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, example 10 for the For Life guarantees and example 11 for the guaranteed withdrawal balance adjustment.

PLEASE NOTE:  EFFECTIVE OCTOBER 11, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2.  If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.  The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.
Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.
Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range).  This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to	The GWB equals initial premium net of any applicable premium taxes.
the Contract on the Issue Date –
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
Anniversary –
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life.  However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 64	4%
65 – 74	5%
75 – 80	6%
81+	7%
Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, is less than or equal to the greater	●	The GWB before the withdrawal less the withdrawal; Or
of the GAWA or RMD, as	●	Zero.
applicable –	The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
• The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or
• The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.
Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 18.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 202.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011 , then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2011 , he should wait until the next Contract Year begins (that is after June 30, 2012 ) to take his third RMD (the 2012 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the youngest Covered Life's 70th birthday, Or
●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.
●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “Step-Up”).

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the youngest Covered Life is age 76, a Step-Up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value.  The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future Step-Up if an age band is crossed.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the Contract Value (subject to a $5 million maximum).

If the Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.86%.  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge.  All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up.  However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.
Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value.  Please see the information beginning on page 84 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Bonus and Annual Step-Up benefit.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when	The GWB is recalculated, equaling the greater of:
the Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  Upon death of the last surviving Covered Life, all rights under the Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○
If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.
If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

○
If the surviving spouse is a Covered Life and the GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the GWB adjustment provision rules above.  The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.
If the surviving spouse is not a Covered Life, the GWB adjustment is null and void.

	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the original Contract's Issue Date.
	○	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.
○
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date.  The GAWA percentage will not change on future Step-Ups.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

	○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.
●
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

●
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 202.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 61 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period.  The Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday.  (See example below.)
The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2008.  At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021.  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033.  (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (“LifeGuard Select”).

This is a Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner (or, in the case of joint Owners, until the death of the first Owner to die) regardless of the performance of the underlying investment options.  This benefit may be appropriate for those individuals who are looking for a number of features, within the GMWB, that may offer a higher level of guarantee and who are not averse to allowing Jackson to transfer assets between investment options, on a formulaic basis, in order to protect its risk.

PLEASE NOTE:  EFFECTIVE MAY 1, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, example 8 for the bonus, example 11 for the guaranteed withdrawal balance adjustment and example 12 for transfer of assets.  This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  There are also other GMWB options for joint Owners that are spouses, as described elsewhere in this prospectus.
For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective when this GMWB is added to the Contract.
So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event the Contract Value is reduced to zero.
Or
●
If the For Life Guarantee is not in effect, until the earlier of (1) the death of the Owner (or any joint Owner) or (2) all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB depends on when this GMWB is added to the Contract (as explained below).
Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 55 to 80 years old (proof of age is required) and may be added to a Contract on the Issue Date or any Contract Anniversary.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  The Owner may terminate this GMWB on any Contract Anniversary but a request for termination must be received in writing in Good Order within 30 calendar days' prior to the Contract Anniversary.  This GMWB may also be terminated by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to	The GWB equals initial premium net of any applicable premium taxes.
the Contract on the Issue Date –
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.
The For Life Guarantee becomes effective on the Contract Issue Date.

When this GMWB is added to the Contract on any Contract	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
Anniversary –
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.
The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void.  However, this GMWB may be continued by a spousal Beneficiary without the For Life Guarantee.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
55 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, is less than or equal to the greater	●	The GWB before the withdrawal less the withdrawal; Or
of the GAWA or RMD, as	●	Zero.
applicable –	The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

• The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal (see below), Or

• The GWB after the withdrawal.
•

The Excess Withdrawal is defined to be the lesser of:
●	The total amount of the current partial withdrawal, Or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 18.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 202.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011 , then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2011 , he should wait until the next Contract Year begins (that is after June 30, 2012 ) to take his third RMD (the 2012 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

200 % Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the 200% GWB Adjustment Date (as defined below), then you will receive a 200% GWB adjustment.

The 200% GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, Or

●	The 10th Contract Anniversary following the effective date of this endorsement.

The 200% GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the 200% GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the 200% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 200% GWB adjustment.  No adjustments are made to the Bonus Base or the GMWB Death Benefit.  Once the GWB is re-set, this 200% GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the 200% GWB Adjustment Date, this 200% GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of this 200% GWB adjustment provision.)

400 % Guaranteed Withdrawal Balance Adjustment.  If this GMWB was added to your Contract and no withdrawals are taken from the Contract on or prior to the 400% GWB Adjustment Date (as defined below), then you will receive a 400% GWB adjustment.

The 400% GWB Adjustment Date is the 20th Contract Anniversary following the effective date of this endorsement.  The 400% GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the 400% GWB adjustment is equal to 400% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the premium payment plus 400% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the 400% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 400% GWB adjustment.  No adjustments are made to the Bonus Base or the GMWB Death Benefit.  Once the GWB is re-set, this 400% GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the 400% GWB Adjustment Date, this 400% GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of a 400% GWB adjustment provision.)

PLEASE NOTE: If you purchase this GMWB when you are 76 years old or older, you will be ineligible for the 400% GWB Adjustment.  Since the 400% GWB Adjustment Date is the 20th Contract Anniversary following the effective date of this endorsement, and since the Latest Income Date (on which all benefits under this GMWB terminate) for this annuity Contract is the Contract Anniversary on or next following the date on which the Owner attains age 95, the 400% GWB Adjustment will be of no benefit to you unless you are 75 years old or younger when you purchase this GMWB.

Premiums.

With each subsequent premium payment on the Contract	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “Step-Up”).

With a Step-Up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined.  The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.  When determining the quarterly adjusted Contract Value on a Contract Anniversary, the quarterly adjusted Contract Value will be determined prior to any automatic transfer, as required under this GMWB's Transfer of Assets provision (see below), occurring on the Contract Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all	The quarterly adjusted Contract Value is equal to the greater of:
prior withdrawals in the current Contract Year, is less than or equal to the greater	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
of the GAWA or RMD, as applicable –	●	Zero.

When a withdrawal, plus all	The quarterly adjusted Contract Value is equal to the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

Upon Step-Up on or after the 5th Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.50%.  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision (together with the GWB bonus provision, if this endorsement is added to the Contract) at the then current GMWB Charge.  All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

GMWB Death Benefit.  Upon the death of the Owner (or death of any joint Owner) while the Contract is still in force, the Contract's death benefit payable is guaranteed not to be less than the GMWB death benefit.  On the effective date of this GMWB endorsement, the GMWB death benefit is equal to the GWB.  With each subsequent Premium received after this endorsement is effective, the GMWB death benefit is recalculated to equal the GMWB death benefit prior to the premium plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5 million.

Partial withdrawals will affect the GMWB death benefit as follows:

When a withdrawal, plus all	The GMWB death benefit is equal to the greater of:
prior withdrawals in the current Contract Year, is less than or equal to the greater	●	The GMWB death benefit before the withdrawal less the withdrawal; Or
of the GAWA or RMD, as applicable –	●	Zero.

When a withdrawal, plus all	The GMWB death benefit is equal to the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The GMWB death benefit prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

The GMWB death benefit is not adjusted upon Step-Up, the application of any bonus, or the application of a GWB adjustment.  The GMWB death benefit will terminate on the date the Contract Value is zero and no death benefit will be payable, including this Contract's basic death benefit or any optional death benefit (i.e., the Earnings Protection Benefit, the High Anniversary Value Death Benefit, etc.).  The GMWB death benefit will also terminate and will not be included in any applicable continuation adjustment should this GMWB be continued through Spousal continuation of a Contract.

Transfer of Assets.  This GMWB requires automatic transfers between your elected Investment Divisions/Fixed Account Options and the GMWB Fixed Account in accordance with the non-discretionary formulas defined in the Transfer of Assets Methodology found in Appendix F .  The formulas are generally designed to mitigate the financial risks to which we are subjected by providing this GMWB's guarantees.  By electing this GMWB, you are giving control to us of all or a portion of your Contract Value.  By way of the non-discretionary formulas, we determine whether to make a transfer and the amount of any transfer.

Under this automatic transfer provision, we monitor your Contract Value each Contract Monthly Anniversary and, if necessary, systematically transfer amounts between your elected Investment Divisions/Fixed Account Options and the GMWB Fixed Account.  Amounts transferred to the GMWB Fixed Account will be transferred from each Investment Division/Fixed Account Option in proportion to their current value.  Transfers from Fixed Account Options will be subject to an Excess Interest Adjustment, if applicable.  There is no Excess Interest Adjustment on transfers from the GMWB Fixed Account.

Generally, automatic transfers to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Options will occur when your Contract Value declines due to withdrawals or negative investment returns.  However, there may be an automatic transfer to the GMWB Fixed Account even when you experience positive investment returns if your Contract Value does not sufficiently increase relative to the projected value of the benefits, as reflected in the use of the GAWA and annuity factors in the Liability calculation under the Transfer of Assets Methodology (see Appendix F for the Liability formula, the calculation of which is designed to represent the projected value of this GMWB's benefits).  In other words, any increase in the GAWA (due to, for example, a premium payment, a Step-Up, the application of any bonus or the application of a GWB adjustment) may also cause an automatic transfer to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Options.

For an example of how this Transfer of Assets provision and the non-discretionary formulas work, let us assume that, on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000 and your Fixed Account Contract Value is $5,000.  Your Liability would then be $91,560, which is your GAWA multiplied by your annuity factor.  Using the Liability amount, a ratio is then calculated that determines whether a transfer is necessary.  Generally, if the ratio is lower than 77%, funds will be transferred from the GMWB Fixed Account.  If the ratio is more than 83%, then funds are transferred to the GMWB Fixed Account.

In this example, the ratio is 91.56, which is the Liability amount ($91,560) minus any GMWB Fixed Account Contract Value ($0), then divided by the sum of the Separate Account Contract Value ($95,000) and the Fixed Account Contract Value ($5,000).  Since the ratio is more than the 83%, funds are transferred to the GMWB Fixed Account from the Investment Divisions and the Fixed Account.

Regarding the amount to be transferred when the ratio is above 83%, the amount is determined by taking the lesser of (a) the Separate Account Value plus the Fixed Account Contract Value; or (b) the Liability amount minus the GMWB Fixed Account Contract Value, less 80% of the Separate Account Value and the Fixed Account Contract Value, divided by 20% (1-80%).  Applying this calculation to our example, (a) would be $100,000 [$95,000 + $5,000] and (b) would be $57,800 [($91,560 - $0 - 0.80*($95,000 + $5,000)) / (1 - .80)] so the lesser of the two and, therefore, the amount transferred to the GMWB Fixed Account is $57,800.

To determine how much of the $57,800 transfer is taken from the Fixed Account and how much from the Investment Divisions, we multiply the transfer amount by the proportion of the Contract Value in each the Fixed Account and the Investment Divisions before the transfer.  That is, of the $100,000 total Contract Value in our example, 5% of it was in the Fixed Account ($5,000 /$100,000) and 95% of it was in the Investment Divisions ($95,000/$100,000); therefore, $2,890 ($57,800 multiplied by 5%) is transferred from the Fixed Account to the GMWB Fixed Account and $54,910 ($57,800 multiplied by 95%) is transferred from the Investment Divisions to the GMWB Fixed Account.  After the transfer in this example, the GMWB Fixed Account Contract Value is $57,800, the Separate Account Contract Value is $40,090 and the Fixed Account Contract Value is $2,110.

For more information regarding the example above and to see this Transfer of Assets Provision applied using other assumptions, please see Example 12 in Appendix D.  Please also see the Transfer of Assets Methodology in Appendix F , which contains the non-discretionary formulas.

By electing this GMWB, it is possible that a significant amount of your Contract Value – possibly your entire Contract Value – may be transferred to the GMWB Fixed Account.  It is also possible that amounts in the GMWB Fixed Account will never be transferred back to your elected Investment Divisions/Fixed Account Options.  If any of your Contract Value is automatically transferred to and held in the GMWB Fixed Account, less of your Contract Value may be allocated to the Investment Divisions, which will limit your participation in any market gains and limit the potential for any Step-Ups and increases in your GAWA.  If you are uncomfortable with the possibility of some or all of your Contract Value being automatically moved into the GMWB Fixed Account, this particular GMWB may not be appropriate for you.

Amounts transferred from the GMWB Fixed Account will be allocated to the Investment Divisions and Fixed Account Options according to your most recent allocation instructions on file with us.  The automatic transfers under this Transfer of Assets provision will not count against the 15 free transfers in a Contract Year.  No adjustment will be made to the GWB, GAWA, 200% GWB Adjustment, 400% GWB Adjustment, GMWB death benefit or Bonus Base as a result of these transfers.  You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

Once you purchase your Contract, the non-discretionary formulas are fixed and not subject to change.  However, we reserve the right to change the formulas for Contracts issued in the future.

Guaranteed Minimum Withdrawal Benefit Fixed Account.  A certain percentage of the value in your Contract, as explained above, may be allocated to the GMWB Fixed Account in accordance with non-discretionary formulas.  You may not allocate additional monies to the GMWB Fixed Account.  The Contract Value in the GMWB Fixed Account is credited with a specific interest rate.  The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year.  GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared.  The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than 2% a year during the first ten Contract Years and 3% a year afterwards.  Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state.  Our contact information is on the cover page of this prospectus.

Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions.  The deduction of charges may cause an automatic transfer under the Transfer of Assets provision. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account.  There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account.  Transfers to and from the GMWB Fixed Account are automatic; you may not choose to transfer amounts to and from the GMWB Fixed Account.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the	The GWB is recalculated, equaling the greater of:
Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die, all rights under your Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the GMWB death benefit and the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	The GMWB death benefit is void and will not be included in the continuation adjustment.
	○	The GWB adjustment provisions are void.
	○	The Bonus provision is void.
	○	Step-Ups will continue as permitted; otherwise, the above rules for Step-Ups apply.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
	○	The Liability factors for the transfer of assets formulas (see Appendix F ) will continue to be based on the duration since the effective date of the GMWB endorsement.
	○	If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death.
○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to the “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

	○	The spousal Beneficiary may terminate the GMWB on any subsequent Contract Anniversary.
●	Continue the Contract without this GMWB (GMWB is terminated).
	○	The GMWB death benefit will be included in the calculation of the Continuation Adjustment.
	○	The GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Options based on the current premium allocation for the Contract.
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 202.

Termination.  This GMWB terminates subject to a prorated GMWB Charge, when applicable, assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Contract Anniversary following the Company's receipt of the Owner's request for termination in Good Order;
●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

If this GMWB is terminated and the Contract remains in force, the GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Options based on the current premium allocation for the Contract.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.
See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 61 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 7% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 7% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 7% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, 200% GWB Adjustment, 400% GWB Adjustment, or GMWB death benefit.
The Bonus is only available during the Bonus Period.  The Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday.  (See example below.)
The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2008.  At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021.  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033.  (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (“LifeGuard Select With Joint Option”).

This is a Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner and the Owner's spouse regardless of the performance of the underlying investment options.  This benefit may be appropriate for those individuals who are looking for a number of features, within the GMWB, that may offer a higher level of guarantee and who are not averse to allowing Jackson to transfer assets between investment options, on a formulaic basis, in order to protect its risk.

PLEASE NOTE:  EFFECTIVE MAY 1, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, example 8 for the bonus, example 11 for the guaranteed withdrawal balance adjustment and example 12 for transfer of assets.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;
The For Life Guarantee becomes effective when this GMWB is added to the Contract.
So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event the Contract Value is reduced to zero.
Or
●
If the For Life Guarantee is not in effect, until the earlier of (1) the death of the Owner (or any joint Owner) or (2) all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB depends on when this GMWB is added to the Contract (as explained below).
Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 55 to 80 years old (proof of age is required) and may be added to a Contract on the Issue Date or any Contract Anniversary.  The Owner may terminate this GMWB on any Contract Anniversary but a request for termination must be received in writing in Good Order within 30 calendar days' prior to the Contract Anniversary.  This GMWB may also be terminated by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract).  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to	The GWB equals initial premium net of any applicable premium taxes.
the Contract on the Issue Date –
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.
The For Life Guarantee becomes effective on the Contract Issue Date.

When this GMWB is added to the Contract on any Contract	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
Anniversary –
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.
The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life.  However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
55 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA	●	The GWB before the withdrawal less the withdrawal; Or
or RMD, as applicable –	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
• The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal (see below), Or
• The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, Or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 18.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 202.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  If the age at election of either Covered Life's falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011 , then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2011 , he should wait until the next Contract Year begins (that is after June 30, 2012 ) to take his third RMD (the 2012 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

200% Guaranteed Withdrawal Balance Adjustment.    If no withdrawals are taken from the Contract on or prior to the 200% GWB Adjustment Date (as defined below), then you will receive a 200% GWB adjustment.

The 200% GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the youngest Covered Life's 70th birthday, Or

●	The 10th Contract Anniversary following the effective date of this endorsement.

The 200% GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the 200% GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the 200% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 200% GWB adjustment.  No adjustments are made to the Bonus Base or the GMWB Death Benefit.  Once the GWB is re-set, this 200% GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the 200% GWB Adjustment Date, this 200% GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of this 200% GWB adjustment provision.)

400 % Guaranteed Withdrawal Balance Adjustment.  If this GMWB was added to your Contract and no withdrawals are taken from the Contract on or prior to the 400% GWB Adjustment Date (as defined below), then you will receive a 400% GWB adjustment.

The 400% GWB Adjustment Date is the 20th Contract Anniversary following the effective date of this endorsement.  The 400% GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the 400% GWB adjustment is equal to 400% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the premium payment plus 400% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the 400% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 400% GWB adjustment.  No adjustments are made to the Bonus Base or the GMWB Death Benefit.  Once the GWB is re-set, this 400% GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the 400% GWB Adjustment Date, this 400% GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of a GWB adjustment provision.)

PLEASE NOTE: If either Covered Life is 76 years old or older when this GMWB is purchased, the 400% GWB Adjustment will be of no benefit.  Since the 400% GWB Adjustment Date is the 20th Contract Anniversary following the effective date of this endorsement, and since the Latest Income Date (on which all benefits under this GMWB terminate) for this annuity Contract is the Contract Anniversary on or next following the date on which the Owner or either joint Owner (oldest Covered Life) attains age 95, the 400% GWB Adjustment will be of no benefit to you unless both Covered Lives are 75 years old or younger when you purchase this GMWB.

Premiums.

With each subsequent premium payment on	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
the Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “Step-Up”).

With a Step-Up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined.  The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.  When determining the quarterly adjusted Contract Value on a Contract Anniversary, the quarterly adjusted Contract Value will be determined prior to any automatic transfer, as required under this GMWB's Transfer of Assets provision (see below), occurring on the Contract Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus	The quarterly adjusted Contract Value is equal to the greater of:
all prior withdrawals in the current Contract Year, is less than or equal to the	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
greater of the GAWA or RMD, as applicable –	●	Zero.

When a withdrawal, plus all	The quarterly adjusted Contract Value is equal to the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

Upon Step-Up on or after the 5th Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.86%.  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision (together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

GMWB Death Benefit.  Upon the death of the Owner (or death of any joint Owner) while the Contract is still in force, the Contract's death benefit payable is guaranteed not to be less than the GMWB death benefit.  On the effective date of this GMWB endorsement, the GMWB death benefit is equal to the GWB.  With each subsequent Premium received after this endorsement is effective, the GMWB death benefit is recalculated to equal the GMWB death benefit prior to the premium plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5 million.

Partial withdrawals will affect the GMWB death benefit as follows:

When a withdrawal, plus all	The GMWB death benefit is equal to the greater of:
prior withdrawals in the current Contract Year, is less than or equal to the greater	●	The GMWB death benefit before the withdrawal less the withdrawal; Or
of the GAWA or RMD, as applicable –	●	Zero.

When a withdrawal, plus all	The GMWB death benefit is equal to the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The GMWB death benefit prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

The GMWB death benefit is not adjusted upon Step-Up, the application of any bonus, or the application of a GWB adjustment.  The GMWB death benefit will terminate on the date the Contract Value is zero and no death benefit will be payable, including this Contract's basic death benefit or any optional death benefit (i.e., the Earnings Protection Benefit, the High Anniversary Value Death Benefit, etc.).  The GMWB death benefit will also terminate and will not be included in any applicable continuation adjustment should this GMWB be continued through Spousal continuation of a Contract.

Transfer of Assets.  This GMWB requires automatic transfers between your elected Investment Divisions/Fixed Account Options and the GMWB Fixed Account in accordance with the non-discretionary formulas defined in the Transfer of Assets Methodology found in Appendix F .  The formulas are generally designed to mitigate the financial risks to which we are subjected by providing this GMWB's guarantees.  By electing this GMWB, you are giving control to us of all or a portion of your Contract Value.  By way of the non-discretionary formulas, we determine whether to make a transfer and the amount of any transfer.

Under this automatic transfer provision, we monitor your Contract Value each Contract Monthly Anniversary and, if necessary, systematically transfer amounts between your elected Investment Divisions/Fixed Account Options and the GMWB Fixed Account.  Amounts transferred to the GMWB Fixed Account will be transferred from each Investment Division/Fixed Account Option in proportion to their current value.  Transfers from Fixed Account Options will be subject to an Excess Interest Adjustment, if applicable.  There is no Excess Interest Adjustment on transfers from the GMWB Fixed Account.

Generally, automatic transfers to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Options will occur when your Contract Value declines due to withdrawals or negative investment returns.  However, there may be an automatic transfer to the GMWB Fixed Account even when you experience positive investment returns if your Contract Value does not sufficiently increase relative to the projected value of the benefits, as reflected in the use of the GAWA and annuity factors in the Liability calculation under the Transfer of Assets Methodology (see Appendix F for the Liability formula, the calculation of which is designed to represent the projected value of this GMWB's benefits).  In other words, any increase in the GAWA (due to, for example, a premium payment, a Step-Up, the application of any bonus or the application of a GWB adjustment) may also cause an automatic transfer to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Options.

For an example of how this Transfer of Assets provision and the non-discretionary formulas work, let us assume that, on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000 and your Fixed Account Contract Value is $5,000.  Your Liability would then be $91,560, which is your GAWA multiplied by your annuity factor.  Using the Liability amount, a ratio is then calculated that determines whether a transfer is necessary.  Generally, if the ratio is lower than 77%, funds will be transferred from the GMWB Fixed Account.  If the ratio is more than 83%, then funds are transferred to the GMWB Fixed Account.

In this example, the ratio is 91.56, which is the Liability amount ($91,560) minus any GMWB Fixed Account Contract Value ($0), then divided by the sum of the Separate Account Contract Value ($95,000) and the Fixed Account Contract Value ($5,000).  Since the ratio is more than the 83%, funds are transferred to the GMWB Fixed Account from the Investment Divisions and the Fixed Account.

Regarding the amount to be transferred when the ratio is above 83%, the amount is determined by taking the lesser of (a) the Separate Account Value plus the Fixed Account Contract Value; or (b) the Liability amount minus the GMWB Fixed Account Contract Value, less 80% of the Separate Account Value and the Fixed Account Contract Value, divided by 20% (1-80%).  Applying this calculation to our example, (a) would be $100,000 [$95,000 + $5,000] and (b) would be $57,800 [($91,560 - $0 - 0.80*($95,000 + $5,000)) / (1 - .80)] so the lesser of the two and, therefore, the amount transferred to the GMWB Fixed Account is $57,800.

To determine how much of the $57,800 transfer is taken from the Fixed Account and how much from the Investment Divisions, we multiply the transfer amount by the proportion of the Contract Value in each the Fixed Account and the Investment Divisions before the transfer.  That is, of the $100,000 total Contract Value in our example, 5% of it was in the Fixed Account ($5,000 /$100,000) and 95% of it was in the Investment Divisions ($95,000/$100,000); therefore, $2,890 ($57,800 multiplied by 5%) is transferred from the Fixed Account to the GMWB Fixed Account and $54,910 ($57,800 multiplied by 95%) is transferred from the Investment Divisions to the GMWB Fixed Account.  After the transfer in this example, the GMWB Fixed Account Contract Value is $57,800, the Separate Account Contract Value is $40,090 and the Fixed Account Contract Value is $2,110.

For more information regarding the example above and to see this Transfer of Assets Provision applied using other assumptions, please see Example 12 in Appendix D.  Please also see the Transfer of Assets Methodology in Appendix F , which contains the non-discretionary formulas.

By electing this GMWB, it is possible that a significant amount of your Contract Value – possibly your entire Contract Value – may be transferred to the GMWB Fixed Account.  It is also possible that amounts in the GMWB Fixed Account will never be transferred back to your elected Investment Divisions/Fixed Account Options.  If any of your Contract Value is automatically transferred to and held in the GMWB Fixed Account, less of your Contract Value may be allocated to the Investment Divisions, which will limit your participation in any market gains and limit the potential for any Step-Ups and increases in your GAWA.  If you are uncomfortable with the possibility of some or all of your Contract Value being automatically moved into the GMWB Fixed Account, this particular GMWB may not be appropriate for you.

Amounts transferred from the GMWB Fixed Account will be allocated to the Investment Divisions and Fixed Account Options according to your most recent allocation instructions on file with us.  The automatic transfers under this Transfer of Assets provision will not count against the 15 free transfers in a Contract Year.  No adjustment will be made to the GWB, GAWA, 200% GWB Adjustment, 400% GWB Adjustment, GMWB death benefit or Bonus Base as a result of these transfers.  You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

Once you purchase your Contract, the non-discretionary formulas are fixed and not subject to change.  However, we reserve the right to change the formulas for Contracts issued in the future.

Guaranteed Minimum Withdrawal Benefit Fixed Account.  A certain percentage of the value in your Contract, as explained above, may be allocated to the GMWB Fixed Account in accordance with non-discretionary formulas.  You may not allocate additional monies to the GMWB Fixed Account.  The Contract Value in the GMWB Fixed Account is credited with a specific interest rate.  The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year.  GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared.  The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than 2% a year during the first ten Contract Years and 3% a year afterwards.  Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state.  Our contact information is on the cover page of this prospectus.

Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions.  The deduction of charges may cause an automatic transfer under the Transfer of Assets provision. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account.  There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account.  Transfers to and from the GMWB Fixed Account are automatic; you may not choose to transfer amounts to and from the GMWB Fixed Account.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the	The GWB is recalculated, equaling the greater of:
Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  Upon death of the last surviving Covered Life, all rights under your Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the GMWB death benefit and the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○
If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.
If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

○
For a surviving spouse who is a Covered Life, the GMWB death benefit remains in force but will not be included in the continuation adjustment.
If the surviving spouse is not a Covered Life, the GMWB death benefit is null and void and will not be included in the continuation adjustment.

○
If the surviving spouse is a Covered Life and a GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the applicable GWB adjustment provision rules above.  The applicable GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.
If the surviving spouse is not a Covered Life, the GWB adjustment provisions are null and void.

○
For a surviving spouse who is a Covered Life, the Bonus provision will continue as permitted in accordance with the Bonus rules above.  The Bonus Period will continue to be based on the original effective date of the endorsement, the most recent Bonus Base Step-Up, or the youngest Covered Life's attained age, as applicable.
If the surviving spouse is not a Covered Life, the Bonus provision is null and void.

	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
○
The Liability factors for the transfer of assets formulas (see Appendix F ) will continue to be based on the youngest Covered Life’s attained age on the effective date of the endorsement and the duration since the effective date of the GMWB endorsement.

	○	If the surviving spouse is a Covered Life and the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age.
○
If the surviving spouse is not a Covered Life and the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to the “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

	○	The spousal Beneficiary may terminate the GMWB on any subsequent Contract Anniversary. Such a request must be received in Good Order within 30 calendar days prior to the Contract Anniversary.
●	Continue the Contract without this GMWB (GMWB is terminated). Thereafter, no GMWB charge will be assessed.
	○	The GMWB death benefit will be included in the calculation of the Continuation Adjustment.
	○	The GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Options based on the current premium allocation for the Contract.
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 202.

Termination.  This GMWB terminates subject to a prorated GMWB Charge, when applicable, assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Contract Anniversary following the Company's receipt of the Owner's request for termination in Good Order;
●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

If this GMWB is terminated and the Contract remains in force, the GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Options based on the current premium allocation for the Contract.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 61 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 7% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 7% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 7% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, 200% GWB adjustment, 400% GWB Adjustment, or BDB.
The Bonus is only available during the Bonus Period.  The Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday.  (See example below.)
The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2008.  At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021.  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033.  (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (“Jackson Select”).

This is a Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner (or, in the case of joint Owners, until the death of the first Owner to die) regardless of the performance of the underlying investment options. This benefit may be appropriate for those individuals who are looking for a number of features, within the GMWB, that may offer a higher level of guarantee and who are not averse to allowing Jackson to transfer assets between investment options, on a formulaic basis, in order to protect its risk.

The following description of this GMWB is supplemented by the examples in Appendix E , particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, example 8 for the B onus, example 11 for the GWB A djustment and example 12 for transfer of assets.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  There are also other GMWB options for joint Owners that are spouses, as described elsewhere in this prospectus.
For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective when this GMWB is added to the Contract.
So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event the Contract Value is reduced to zero.
Or
●
If the For Life Guarantee is not in effect, until the earlier of (1) the death of the Owner (or any joint Owner) or (2) all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals (as explained below).
Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 55 to 80 years old (proof of age is required) and may be added to a Contract on the Issue Date.  The Owner may terminate this GMWB on any Contract Anniversary but a request for termination and any election of a new GMWB, as may be made available, must be received in writing in Good Order within 30 calendar days prior to the Contract Anniversary.  This GMWB may also be terminated by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  This GMWB is not currently available to add to a Contract after the Contract Issue Date.   It may be made available in the future on any Contract Anniversary.  This GMWB is also not available on a Contract that has another GMWB (only one GMWB per Contract) .   Availability of this GMWB may be subject to further limitation.

We allow ownership changes of a Contract with this GMWB (i) from an Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity , to another legal entity or the Annuitant , provided these changes are not taxable events under the Code .   For Contracts purchased in the state of  Oregon , other  ownership changes may be permitted, however any ownership change not  specifically described above as a permitted change, will result in termination of the GMWB.   Otherwise, changes of Owner are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB is determined on the Contract Issue Date, and the GAWA derives from the GWB.

On the Contract Issue Date –	The GWB equals initial premium net of any applicable premium taxes , plus (for GMWBs issued on or after October 11, 2010 ) any Contract Enhancement .
Election After Issue, subject to availability −
The GWB equals   the Contract Value.
The endorsement will be effective on the Contract Anniversary following receipt of the request in Good Order.
Requests must be received within the 30 calendar days prior to the Contract Anniversary.
The GAWA is determined based on the Owner's (or oldest joint Owner's) attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.
The For Life Guarantee becomes effective on the Contract Issue Date , or the effective date of the endorsement .

Contract Enhancements and the corresponding recapture charges were not included in the calculation of the GWB when this GMWB was added to the Contract on the Issue Date for Contracts issued prior to October 11, 2010 .  This is why premium (net of any applicable premium taxes) is used under those Contracts to calculate the GWB when this GMWB was added to the Contract on the Issue Date.  Th is result ed in a GWB that was less than Contract Value when this GMWB was added to the Contract.  (See Example 1 in Appendix E .)   Under the calculation of the GWB for Contracts issued on or after October 11, 2010, Contract Enhancements are reflected in the GWB at issue, and as part of Contract Value after issue.  Potential recapture charges are not reflected either at issue or after issue in the GWB calculation.

The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's (or any joint Owner's) death, the For Life Guarantee is void.  However, this GMWB may be continued by a spousal Beneficiary without the For Life Guarantee.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  ( E lsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
55 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, is less	●	The GWB before the withdrawal less the withdrawal; Or
than or equal to the greater of the GAWA or RMD, as	●	Zero.
applicable –	The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable , so long as the For Life Guarantee is in effect .  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E ).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable	●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
• The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal (see below), Or
• The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, Or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, asset allocation fees, recapture charges and other charges or adjustments.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 202.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011 , then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits   that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2),  you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2011 , he should wait until the next Contract Year begins (that is after June 30, 2012 ) to take his third RMD (the 2012 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix E , particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

200 % Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the 200% GWB Adjustment Date (as defined below), then you will receive a 200% GWB adjustment.

The 200% GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, Or

●	The 10th Contract Anniversary following the effective date of this endorsement.

The 200% GWB adjustment is determined as follows if this GMWB is issued   on or after October 11, 2010 :

●	On the effective date of this endorsement, the 200% GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the premium payment plus 200% of the sum of i) the premium payment, net of any applicable premium taxes, and ii) any Contract Enhancement, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E .)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E .)

If this GMWB was issued prior to October 11, 2010 , the Contract Enhancements are not included in the computation of the 200% GWB Adjustment.

If no partial withdrawals are taken on or prior to the 200% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 200% GWB adjustment.  No adjustments are made to the Bonus Base , the Benefit Determination Baseline, or the GMWB Death Benefit.  Once the GWB is re-set, this 200% GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the 200% GWB Adjustment Date, this 200% GWB adjustment provision terminates without value.  (Please see example 11 in Appendix E for an illustration of this 200% GWB adjustment provision.)

400 % Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the 400% GWB Adjustment Date (as defined below), then you will receive a 400% GWB adjustment.

The 400% GWB Adjustment Date is the 20th Contract Anniversary following the effective date of this endorsement.  The 400% GWB adjustment is determined as follows if this GMWB is issued on or after October 11, 2010 :

●	On the effective date of this endorsement, the 400% GWB adjustment is equal to 400% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the premium payment plus 400% of the sum of i) the premium payment, net of any applicable premium taxes, and ii) any Contract Enhancement, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E .)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E .)

If this GMWB was issued prior to October 11, 2010 , the Contract Enhancements are not included in the computation of the 400% GWB Adjustment.

If no partial withdrawals are taken on or prior to the 400% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 400% GWB adjustment.  No adjustments are made to the Bonus Base , the Benefit Determination Baseline, or the GMWB Death Benefit.  Once the GWB is re-set, this 400% GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the 400% GWB Adjustment Date, this 400% GWB adjustment provision terminates without value.  (Please see example 11 in Appendix E for an illustration of a 400% GWB adjustment provision.)

PLEASE NOTE: If you purchase this GMWB when you are 76 years old or older, you will be ineligible for the 400% GWB Adjustment.  Since the 400% GWB Adjustment Date is the 20th Contract Anniversary following the effective date of this endorsement, and since the Latest Income Date (on which all benefits under this GMWB terminate) for this annuity Contract is the date on which the Owner attains age 95, the 400% GWB Adjustment will be of no benefit to you unless you are 75 years old or younger when you purchase this GMWB.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes , plus (for GMWBs issued on or after October 11, 2010 ) any Contract Enhancement .
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
●
For GMWBs issued on or after October 11, 2011 , t he GAWA percentage multiplied by the sum of i) the subsequent premium payment net of any applicable premium taxes , and ii) any Contract Enhancement ; For GMWBs issued before October 11,2011 , the GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or

● The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “Step-Up”).   The manner in which the highest quarterly Contract Value is determined is discussed in detail further below.  (See Examples 6 and 7 in Exhibit E.)

With a Step-Up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

If this GMWB was added to your Contract on or after October 11, 2010 , then, in addition to the above-described increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  Whether there will be any such increase in the GAWA percentage will depend on a value called the Benefit Determination Baseline (BDB).

The initial BDB equals (a) the initial premium, net of any applicable premium taxes, plus any Contract Enhancement, if this GMWB is elected at Contract issue or (b) the Contract Value on the Contract Anniversary on which the GMWB is effective, if elected after Contract issue (subject to availability).  In the event that the highest quarterly Contract Value is greater than the BDB on a Contract Anniversary, the BDB is increased to equal that highest quarterly Contract Value.  Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium, net of any applicable premium taxes, plus any Contract Enhancement.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more   than $5 million.

Upon Step-Up under a GMWB issued on or after October 11, 2010 , if the highest quarterly Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the attained age of the Owner (or oldest joint Owner).  If an age band is crossed, the GAWA percentage will be increased.  For example, assume the Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the Owner is age 76, a Step-Up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

If the highest quarterly Contract Value is not greater than the BDB prior to a Step-Up, the BDB does not change, and the GAWA percentage also remains unchanged regardless of whether an age band has been crossed.

With a Step-Up under a GMWB issued on or after October 11, 2010 –
In addition to any increase in the GWB described above, if the highest quarterly Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA   percentage is recalculated based on the attained age of the Owner:

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon Step-Ups following Spousal Continuation.

If the GAWA percentage is reset as discussed above, the GAWA will be set to equal the greater of (a) the new GAWA percentage times the then current GWB (as adjusted by any increase therein that occurs pursuant to the same Step-Up) or (b) the GAWA as in effect prior to the Step-Up.

Regardless of when a GMWB is issued, t he highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined.  The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, plus any Contract Enhancement in the case of a GMWB issued on or after October 11, 2010   adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.  When determining the quarterly adjusted Contract Value on a Contract Anniversary, the quarterly adjusted Contract Value will be determined prior to any automatic transfer, as required under this GMWB's Transfer of Assets provision (see below), occurring on the Contract Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all	The quarterly adjusted Contract Value is equal to the greater of:
prior withdrawals in the current Contract Year, is less than or equal to the greater	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
of the GAWA or RMD, as applicable –	●	Zero.

When a withdrawal, plus all	The quarterly adjusted Contract Value is equal to the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when withdrawals are made from the Contract.

Upon Step-Up on or after the 2 nd   Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to a maximum charge of 2.04% (5 th Contract Anniversary if this endorsement was added before October 11, 2010, subject to a maximum charge of 1.74%).   You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic S tep- U ps of the GWB .  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic S tep- U ps will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic S tep- U ps will prevent an increase in the charge, discontinuing S tep- U ps and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA ; so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order , and any reinstatement of the GWB bonus provision will not reinstate any bonuses that would have been credited during the period when they were discontinued .

The GWB can never be more than $5 million with a Step-Up. However, the BDB is not subject to a $5 million maximum.  Therefore, it is still possible for the GAWA percentage under a GMWB issued on or after October 11, 2010 to increase even when the GWB has hit its $5 million maximum, because automatic Step-Ups of the BDB would continue to occur if the highest quarterly Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the highest quarterly Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the new GAWA percentage for the Owner’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

GMWB Death Benefit.  Upon the death of the Owner (or death of any joint Owner) while the Contract is still in force, the Contract's death benefit payable is guaranteed not to be less than the GMWB death benefit.  On the effective date of this GMWB endorsement, the GMWB death benefit is equal to the GWB.  With each subsequent Premium received after this endorsement is effective, the GMWB death benefit is recalculated to equal the GMWB death benefit prior to the premium plus the amount of the premium payment, net of any applicable premium taxes, plus any Contract Enhancement for GMWBs issued on or after October 11, 2010 , subject to a maximum of $5 million.

Partial withdrawals will affect the GMWB death benefit as follows:

When a withdrawal, plus all	The GMWB death benefit is equal to the greater of:
prior withdrawals in the current Contract Year, is less than or equal to the greater	●	The GMWB death benefit before the withdrawal less the withdrawal; Or
of the GAWA or RMD, as applicable –	●	Zero.

When a withdrawal, plus all	The GMWB death benefit is equal to the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The GMWB death benefit prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

The GMWB death benefit is not adjusted upon Step-Up, the application of any bonus, or the application of a GWB adjustment.  The GMWB death benefit will terminate on the date the Contract Value is zero and no death benefit will be payable, including this Contract's basic death benefit or any optional death benefit (i.e., the Earnings Protection Benefit, the High Quarterly Anniversary Value Death Benefit, etc.).  The GMWB death benefit will also terminate and will not be included in any applicable continuation adjustment should this GMWB be continued through Spousal continuation of a Contract.

Transfer of Assets.  This GMWB requires automatic transfers between your elected Investment Divisions/Fixed Account Option and the GMWB Fixed Account in accordance with the non-discretionary formulas defined in the Transfer of Assets Methodology found in Appendix F .  The formulas are generally designed to mitigate the financial risks to which we are subjected by providing this GMWB's guarantees.  By electing this GMWB, you are giving control to us of almost all or a portion of your Contract Value.  By way of the non-discretionary formulas, we determine whether to make a transfer and the amount of any transfer.

Under this automatic transfer provision, we monitor your Contract Value each Contract Monthly Anniversary and, if necessary, systematically transfer amounts between your elected Investment Divisions/Fixed Account Option and the GMWB Fixed Account.  Amounts transferred to the GMWB Fixed Account will be transferred from each Investment Division/Fixed Account Option in proportion to their current value. Please be aware, however, that the 3, 5 and 7-year Fixed Account Option are not available on Contracts that elect this benefit.

Generally, automatic transfers to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Option will occur when your Contract Value declines due to withdrawals or negative investment returns.  However, there may be an automatic transfer to the GMWB Fixed Account even when you experience positive investment returns if your Contract Value does not sufficiently increase relative to the projected value of the benefits, as reflected in the use of the GAWA and annuity factors in the Liability calculation under the Transfer of Assets Methodology (see Appendix F for the Liability formula, the calculation of which is designed to represent the projected value of this GMWB's benefits).  In other words, any increase in the GAWA (due to, for example, a premium payment, a Step-Up, the application of any bonus or the application of a GWB adjustment) may also cause an automatic transfer to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Option.

For an example of how this Transfer of Assets provision and the non-discretionary formulas work, let us assume that, on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000 and your Fixed Account Contract Value is $5,000.  Your Liability would then be $91,560, which is your GAWA multiplied by your annuity factor.  Using the Liability amount, a ratio is then calculated that determines whether a transfer is necessary.  Generally, if the ratio is lower than 77%, funds will be transferred from the GMWB Fixed Account.  If the ratio is more than 83%, then funds are transferred to the GMWB Fixed Account.

In this example, the ratio is 91.56, which is the Liability amount ($91,560) minus any GMWB Fixed Account Contract Value ($0), then divided by the sum of the Separate Account Contract Value ($95,000) and the Fixed Account Contract Value ($5,000).  Since the ratio is more than the 83%, funds are transferred to the GMWB Fixed Account from the Investment Divisions and the Fixed Account.

Regarding the amount to be transferred when the ratio is above 83%, the amount is determined by taking the lesser of (a) the Separate Account Value plus the Fixed Account Contract Value; or (b) the Liability amount minus the GMWB Fixed Account Contract Value, less 80% of the Separate Account Value and the Fixed Account Contract Value, divided by 20% (1-80%).  Applying this calculation to our example, (a) would be $100,000 [$95,000 + $5,000] and (b) would be $57,800 [($91,560 - $0 - 0.80*($95,000 + $5,000)) / (1 - .80)] so the lesser of the two and, therefore, the amount transferred to the GMWB Fixed Account is $57,800.

To determine how much of the $57,800 transfer is taken from the Fixed Account and how much from the Investment Divisions, we multiply the transfer amount by the proportion of the Contract Value in each the Fixed Account and the Investment Divisions before the transfer.  That is, of the $100,000 total Contract Value in our example, 5% of it was in the Fixed Account ($5,000 /$100,000) and 95% of it was in the Investment Divisions ($95,000/$100,000); therefore, $2,890 ($57,800 multiplied by 5%) is transferred from the Fixed Account to the GMWB Fixed Account and $54,910 ($57,800 multiplied by 95%) is transferred from the Investment Divisions to the GMWB Fixed Account.  After the transfer in this example, the GMWB Fixed Account Contract Value is $57,800, the Separate Account Contract Value is $40,090 and the Fixed Account Contract Value is $2,110.

If any transfer indicated by the above procedure would result in the GMWB Fixed Account Value exceeding 90% of the Contract Value, then the actual transfer will be such that exactly 90% of the Contract Value is allocated to the GMWB Fixed Account.  Otherwise, the indicated transfer will be the actual transfer.  For more information regarding the example above and to see this Transfer of Assets Provision applied using other assumptions, please see Example 12 in Appendix E .  Please also see the Transfer of Assets Methodology in Appendix   F , which contains the non-discretionary formulas , including how the annuity factor will vary for some endorsements issued on or after October 11, 2010 .

By electing this GMWB, it is possible that a significant amount of your Contract Value – possibly 90% of your entire Contract Value – may be transferred to the GMWB Fixed Account.  It is also possible that amounts in the GMWB Fixed Account will never be transferred back to your elected Investment Divisions/Fixed Account Option.  If any of your Contract Value is automatically transferred to and held in the GMWB Fixed Account, less of your Contract Value may be allocated to the Investment Divisions, which will limit your participation in any market gains and limit the potential for any Step-Ups and increases in your GAWA.  If you are uncomfortable with the possibility of some or almost all of your Contract Value being automatically moved into the GMWB Fixed Account, this particular GMWB may not be appropriate for you.

Amounts transferred from the GMWB Fixed Account will be allocated to the Investment Divisions and Fixed Account Option according to your most recent allocation instructions on file with us.  The automatic transfers under this Transfer of Assets provision will not count against the 15 free transfers in a Contract Year.  No adjustment will be made to the GWB, GAWA, BDB, 200% GWB Adjustment, 400% GWB Adjustment, GMWB death benefit or Bonus Base as a result of these transfers.  You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.
Once you purchase your Contract, the non-discretionary formulas are fixed and not subject to change.  However, we reserve the right to change the formulas for Contracts issued in the future.

Guaranteed Minimum Withdrawal Benefit Fixed Account.  A certain percentage of the value in your Contract, as explained above, may be allocated to the GMWB Fixed Account in accordance with non-discretionary formulas.  You may not allocate additional monies to the GMWB Fixed Account.  The Contract Value in the GMWB Fixed Account is credited with a specific interest rate.  The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year.  GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared.  The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than the Fixed Account minimum interest rate applicable to the Contract, as discussed under “THE FIXED ACCOUNT AND THE GMWB FIXED ACCOUNT” beginning on page 18.  Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state.  Our contact information is on the cover page of this prospectus.

Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions.  The deduction of charges may cause an automatic transfer under the Transfer of Assets provision. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account.  There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account.  Transfers to and from the GMWB Fixed Account are automatic; you may not choose to transfer amounts to and from the GMWB Fixed Account.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the	The GWB is recalculated, equaling the greater of:
Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die, all rights under your Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the GMWB death benefit and the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○	Upon the Owner's death, the For Life Guarantee is void.
○	Only the GWB is payable while there is value to it (until depleted).
○	The GMWB death benefit is void and will not be included in the continuation adjustment.
○	The GWB adjustment provisions are void.
○	The Bonus provision is void.
○
Step-Ups will continue as permitted; otherwise, the above rules for Step-Ups apply , except that no new GAWA percentage will be determined as a result of any Step-Up subsequent to spousal continuation .

○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
○	The Liability factors for the transfer of assets formulas (see Appendix F ) will continue to be based on the duration since the effective date of the GMWB endorsement.
○	If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death.
○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to the “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

○	The spousal Beneficiary may terminate the GMWB on any subsequent Contract Anniversary.

●	Continue the Contract without this GMWB (GMWB is terminated). Thereafter, no GMWB charge will be assessed.

○	The GMWB death benefit will be included in the calculation of the Continuation Adjustment.
○	The GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Option based on the current premium allocation for the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 202.

Termination.  This GMWB terminates subject to a prorated GMWB Charge, when applicable, assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Contract Anniversary following the Company's receipt of the Owner's request for termination in Good Order;
●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

If this GMWB is terminated and the Contract remains in force, the GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Option based on the current premium allocation for the Contract.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 61 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The description of the bonus feature is supplemented by the examples in Appendix E , particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  The bonus is a percentage of a sum called the Bonus Base (defined below).  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 8% ( 7% if this GMWB was added before October 11, 2010 ) and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.

●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes plus (for a GMWB issued on or after October 11, 2010 ) any Contract Enhancement .
●	With any Step-Up (if the GWB increases upon Step-Up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”).  The Bonus Period begins on the effective date of this GMWB endorsement and will re-start at the time of a Bonus Base Step-Up if the Bonus Base increases due to the Step-Up and if the Step-Up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday.  The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base Step-Up, if later; or
●	The date the Contract Value is zero.
○
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start at a later date if the Bonus Base increases due to a Step-Up.   Such a restart, however, will not reinstate any bonus that would have been credited on any date that was not within a Bonus Period.

This GWB Bonus provision is terminated when this GMWB is terminated or if this GMWB is continued through Spousal continuation of a Contract; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 8% ( 7% if this endorsement was added before October 11, 2010 ) of the Bonus Base.
●	If the Bonus is applied after the first withdrawal, the GAWA is recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, BDB, 200% GWB Adjustment, 400% GWB Adjustment, or GMWB death benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (“Jackson Select With Joint Option”).

This is a Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner and the Owner's spouse regardless of the performance of the underlying investment options. This benefit may be appropriate for those individuals who are looking for a number of features, within the GMWB, that may offer a higher level of guarantee and who are not averse to allowing Jackson to transfer assets between investment options, on a formulaic basis, in order to protect its risk.

The following description of this GMWB is supplemented by the examples in Appendix E , particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, example 8 for the B onus, example 11 for the GWB A djustment and example 12 for transfer of assets.

Except as otherwise discussed below, t he election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”   In such cases, the Owners cannot be subsequently changed (except in the limited circumstances discussed below), and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners and joint Annuitants.  In these cases the spouses are the Covered Lives , and the For Life Guarantee is based on the Annuitant's life who dies last.   We will allow changes (a) from joint individual ownership of non-qualified Contracts to ownership by the types of legal entities that we permit, or (b) changes of ownership from such a legal entity to the Annuitants or to another such legal entity;  however, we do not allow these ownership changes if they are a taxable event under the Code, and no changes of Annuitant subsequent to any such change are allowed.   For Contracts purchased in the state of  Oregon , other  ownership changes may be permitted, however any ownership change not  specifically described above as a permitted change, will result in termination of the GMWB.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

The GMWB is also available on a limited basis under Qualified Custodial Account Contracts, pursuant to which the Annuitant and a Contingent Annuitant named at election of the GMWB must be spouses and will be the Covered Lives.  The only changes in these arrangements that we permit are that (i) the custodial owner may be changed or (ii) the ownership of the Contract may be transferred to the Annuitant if, at the same time as that transfer, the Contingent Annuitant is designated as the primary (spousal) Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;
The For Life Guarantee becomes effective when this GMWB is added to the Contract.
So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event the Contract Value is reduced to zero.
Or
●
If the For Life Guarantee is not in effect, until the earlier of (1) the death of the Owner (or any joint Owner) or (2) all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals (as explained below).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 55 to 80 years old (proof of age is required) and may be added to a Contract on the Issue Date.  The Owner may terminate this GMWB on any Contract Anniversary but a request for termination must be received in writing in Good Order within 30 calendar days prior to the Contract Anniversary.  This GMWB may also be terminated by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

This GMWB is not currently available to add to a Contract after the Contract Issue Date.   It may be made available in the future on any Contract Anniversary.   Availability of this GMWB may be subject to further limitation.   This GMWB is not available on a Contract that has another GMWB (only one GMWB per Contract).

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB is determined on the Contract Issue Date, and the GAWA derives from the GWB.

On the Contract Issue Date – Election After Issue, subject to availability ─	The GWB equals initial premium net of any applicable premium taxes , plus (for GMWBs issued on or after October 11, 2010 ) any Contract Enhancement . The GWB equals the Contract Value.
The endorsement will be effective on the Contract Anniversary following receipt of the request in Good Order. Requests must be received within the 30 calendar days prior to the Contract Anniversary.

The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.
The For Life Guarantee becomes effective on the Contract Issue Date , or the effective date of the endorsement .

Contract Enhancements and the corresponding recapture charges were not included in the calculation of the GWB when this GMWB was added to the Contract on the Issue Date   prior to October 11, 2010 .  This is why premium (net of any applicable premium taxes) is used under those Contracts to calculate the GWB when this GMWB was added to the Contract on the Issue Date.  Th is result ed i n a GWB that was less than Contract Value when this GMWB was added to the Contract.  (See Example 1 in Appendix E .)   Under the calculation of the GWB for Contracts issued after October 11, 2010, Contract Enhancements are reflected in the GWB at issue, and as part of Contract Value after issue.  Potential recapture charges are not reflected either at issue or after issue in the GWB calculation.

The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's (or either joint Owner's) death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life.  However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal.  (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
55 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, is less than or	●	The GWB before the withdrawal less the withdrawal; Or
equal to the greater of the GAWA or RMD, as applicable –	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable , so long as the For Life Guarantee is in effect .  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E ).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
• The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal (see below), Or
• The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, Or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, asset allocation fees, recapture charges and other charges or adjustments.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 202.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  If the age at election of either Covered Life's falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011 , then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2),  you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2011 , he should wait until the next Contract Year begins (that is after June 30, 2012 ) to take his third RMD (the 2012 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix E , particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

200% Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the 200% GWB Adjustment Date (as defined below), then you will receive a 200% GWB adjustment.

The 200% GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the youngest Covered Life's 70th birthday,
Or

●	The 10th Contract Anniversary following the effective date of this endorsement.

The 200% GWB adjustment is determined as follows if this GMWB is issued on or after October 11, 2010 :

●	On the effective date of this endorsement, the 200% GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the premium payment plus 200% of the sum of i) the premium payment, net of any applicable premium taxes, and ii) any Contract Enhancement, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E .)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E .)

If this GMWB was issued prior to October 11, 2010 , the Contract Enhancements are not included in the computation of the 200% GWB Adjustment.

If no partial withdrawals are taken on or prior to the 200% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 200% GWB adjustment.  No adjustments are made to the Bonus Base , the Benefit Determination Baseline, or the GMWB Death Benefit.  Once the GWB is re-set, this 200% GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the 200% GWB Adjustment Date, this 200% GWB adjustment provision terminates without value.  (Please see example 11 in Appendix E for an illustration of this 200% GWB adjustment provision.)

400 % Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the 400% GWB Adjustment Date (as defined below), then you will receive a 400% GWB adjustment.

The 400% GWB Adjustment Date is the 20th Contract Anniversary following the effective date of this endorsement.  The 400% GWB adjustment is determined as follows if this GMWB is issued on or after October 11, 2010 :

●	On the effective date of this endorsement, the 400% GWB adjustment is equal to 400% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the premium payment plus 400% of the sum of i) the premium payment, net of any applicable premium taxes, and ii) any Contract Enhancement, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E .)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E .)

If this GMWB was issued prior to October 11, 2010 , the Contract Enhancements are not included in the computation of the 400% GWB Adjustment.

If no partial withdrawals are taken on or prior to the 400% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 400% GWB adjustment.  No adjustments are made to the Bonus Base , the Benefit Determination Baseline, or the GMWB Death Benefit.  Once the GWB is re-set, this 400% GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the 400% GWB Adjustment Date, this 400% GWB adjustment provision terminates without value.  (Please see example 11 in Appendix E for an illustration of a GWB adjustment provision.)

PLEASE NOTE: If either Covered Life is 76 years old or older when this GMWB is purchased, the 400% GWB Adjustment will be of no benefit.  Since the 400% GWB Adjustment Date is the 20th Contract Anniversary following the effective date of this endorsement, and since the Latest Income Date (on which all benefits under this GMWB terminate) for this annuity Contract is the date on which the Owner or either joint Owner (oldest Covered Life) attains age 95, the 400% GWB Adjustment will be of no benefit to you unless both Covered Lives are 75 years old or younger when you purchase this GMWB.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes plus (for GMWBs issued on or after October 11, 2010 ) any Contract Enhancement .
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
●
For GMWBs issued on or after October 11, 2011, the GAWA percentage multiplied by the sum of i) the subsequent premium payment net of any applicable premium taxes, and ii) any Contract Enhancement ;  For GMWBs issued before October 11,2011, the GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or

● The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “Step-Up”).   The manner in which the highest quarterly Contract Value is determined is discussed in detail further below.  (See Examples 6 and 7 in Exhibit E.)

With a Step-Up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

If this GMWB was added to your Contract on or after October 11, 2010 , then, in addition to the above-described increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  Whether there will be any such increase in the GAWA percentage will depend on a value called the Benefit Determination Baseline (BDB).

The initial BDB equals (a) the initial premium net of any applicable premium taxes, plus any Contract Enhancement, if this GMWB is elected at Contract issue or (b) the Contract Value on the Contract Anniversary on which the GMWB is effective, if elected after Contract issue.  In the event that the highest quarterly Contract Value is greater than the BDB on a Contract Anniversary, the BDB is increased to equal that highest quarterly Contract Value.  Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes, plus any Contract Enhancement. In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more   than $5 million.

Upon Step-Up under a GMWB issued after October 11, 2010 , if the highest quarterly Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life’s attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the youngest Covered Life is age 76, a Step-Up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on that person's attained age of 76, resulting in a new GAWA percentage of 6%.

If the highest quarterly Contract Value is not greater than the BDB prior to a  Step-Up, the BDB does not change, and the GAWA percentage also remains unchanged regardless of whether an age band has been crossed.

With a Step-Up under a GMWB issued on or after October 11, 2010 –
In addition to any increase in the GWB described above, if the highest quarterly Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA   percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon Step-Ups following Spousal Continuation if the spouse electing such continuation is not a Covered Life.

If the GAWA percentage is reset as discussed above, the GAWA will be set to equal the greater of (a) the new GAWA percentage times the then current GWB (as adjusted by any increase therein that occurs pursuant to the same Step-Up) or (b) the GAWA as in effect prior to the Step-Up.

Regardless of when a GMWB is issued, t he highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined.  The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, plus (in the case of a GMWB issued on or after October 11, 2010 ) any Contract Enhancement, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.  When determining the quarterly adjusted Contract Value on a Contract Anniversary, the quarterly adjusted Contract Value will be determined prior to any automatic transfer, as required under this GMWB's Transfer of Assets provision (see below), occurring on the Contract Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all	The quarterly adjusted Contract Value is equal to the greater of:
prior withdrawals in the current Contract Year, is less than or equal to the greater	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
of the GAWA or RMD, as applicable –	●	Zero.

When a withdrawal, plus all	The quarterly adjusted Contract Value is equal to the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when withdrawals are made from the Contract.

Upon Step-Up on or after the 2 nd   Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 2.64% (5th Contract Anniversary if this endorsement was  added before October 11, 2010, subject to a maximum charge of 2.10% ) .  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic S tep- U ps of the GWB .  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic S tep- U ps will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic S tep- U ps will prevent an increase in charge, discontinuing S tep- U ps and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA ; so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order , and any reinstatement of the GWB bonus provision will not reinstate any bonuses that would have been credited during the period when they were discontinued .

The GWB can never be more than $5 million with a Step-Up. However, the BDB is not subject to a $5 million maximum.  Therefore, it is still possible for the GAWA percentage under a GMWB issued on or after October 11, 2010 to increase even when the GWB has hit its $5 million maximum, because automatic Step-Ups of the BDB would continue to occur if the highest quarterly Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the highest quarterly Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the new GAWA percentage for the youngest Covered Life’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

GMWB Death Benefit.  Upon the death of the Owner (or death of any joint Owner) while the Contract is still in force, the Contract's death benefit payable is guaranteed not to be less than the GMWB death benefit.  On the effective date of this GMWB endorsement, the GMWB death benefit is equal to the GWB.  With each subsequent Premium received after this endorsement is effective, the GMWB death benefit is recalculated to equal the GMWB death benefit prior to the premium plus the amount of the premium payment, net of any applicable premium taxes, plus any Contract Enhancement for GMWBs issued on or after October 11, 2010 , subject to a maximum of $5 million.

Partial withdrawals will affect the GMWB death benefit as follows:

When a withdrawal, plus all	The GMWB death benefit is equal to the greater of:
prior withdrawals in the current Contract Year, is less than or equal to the greater	●	The GMWB death benefit before the withdrawal less the withdrawal; Or
of the GAWA or RMD, as applicable –	●	Zero.

When a withdrawal, plus all	The GMWB death benefit is equal to the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The GMWB death benefit prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

The GMWB death benefit is not adjusted upon Step-Up, the application of any bonus, or the application of a GWB adjustment.  The GMWB death benefit will terminate on the date the Contract Value is zero and no death benefit will be payable, including this Contract's basic death benefit or any optional death benefit (i.e., the Earnings Protection Benefit, the High Quarterly Anniversary Value Death Benefit, etc.).  The GMWB death benefit will also terminate and will not be included in any applicable continuation adjustment should this GMWB be continued through Spousal continuation of a Contract.

Transfer of Assets.  This GMWB requires automatic transfers between your elected Investment Divisions/Fixed Account Option and the GMWB Fixed Account in accordance with the non-discretionary formulas defined in the Transfer of Assets Methodology found in Appendix F .  The formulas are generally designed to mitigate the financial risks to which we are subjected by providing this GMWB's guarantees.  By electing this GMWB, you are giving control to us of almost all or a portion of your Contract Value.  By way of the non-discretionary formulas, we determine whether to make a transfer and the amount of any transfer.

Under this automatic transfer provision, we monitor your Contract Value each Contract Monthly Anniversary and, if necessary, systematically transfer amounts between your elected Investment Divisions/Fixed Account Option and the GMWB Fixed Account.  Amounts transferred to the GMWB Fixed Account will be transferred from each Investment Division/Fixed Account Option in proportion to their current value.  Please be aware, however, that the 3, 5 and 7-year Fixed Account Option are not available on Contracts that elect this benefit.

Generally, automatic transfers to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Option will occur when your Contract Value declines due to withdrawals or negative investment returns.  However, there may be an automatic transfer to the GMWB Fixed Account even when you experience positive investment returns if your Contract Value does not sufficiently increase relative to the projected value of the benefits, as reflected in the use of the GAWA and annuity factors in the Liability calculation under the Transfer of Assets Methodology (see Appendix F for the Liability formula, the calculation of which is designed to represent the projected value of this GMWB's benefits).  In other words, any increase in the GAWA (due to, for example, a premium payment, a Step-Up, the application of any bonus or the application of a GWB adjustment) may also cause an automatic transfer to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Option.

For an example of how this Transfer of Assets provision and the non-discretionary formulas work, let us assume that, on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000 and your Fixed Account Contract Value is $5,000.  Your Liability would then be $91,560, which is your GAWA multiplied by your annuity factor.  Using the Liability amount, a ratio is then calculated that determines whether a transfer is necessary.  Generally, if the ratio is lower than 77%, funds will be transferred from the GMWB Fixed Account.  If the ratio is more than 83%, then funds are transferred to the GMWB Fixed Account.

In this example, the ratio is 91.56, which is the Liability amount ($91,560) minus any GMWB Fixed Account Contract Value ($0), then divided by the sum of the Separate Account Contract Value ($95,000) and the Fixed Account Contract Value ($5,000).  Since the ratio is more than the 83%, funds are transferred to the GMWB Fixed Account from the Investment Divisions and the Fixed Account.

Regarding the amount to be transferred when the ratio is above 83%, the amount is determined by taking the lesser of (a) the Separate Account Value plus the Fixed Account Contract Value; or (b) the Liability amount minus the GMWB Fixed Account Contract Value, less 80% of the Separate Account Value and the Fixed Account Contract Value, divided by 20% (1-80%).  Applying this calculation to our example, (a) would be $100,000 [$95,000 + $5,000] and (b) would be $57,800 [($91,560 - $0 - 0.80*($95,000 + $5,000)) / (1 - .80)] so the lesser of the two and, therefore, the amount transferred to the GMWB Fixed Account is $57,800.

To determine how much of the $57,800 transfer is taken from the Fixed Account and how much from the Investment Divisions, we multiply the transfer amount by the proportion of the Contract Value in each the Fixed Account and the Investment Divisions before the transfer.  That is, of the $100,000 total Contract Value in our example, 5% of it was in the Fixed Account ($5,000 /$100,000) and 95% of it was in the Investment Divisions ($95,000/$100,000); therefore, $2,890 ($57,800 multiplied by 5%) is transferred from the Fixed Account to the GMWB Fixed Account and $54,910 ($57,800 multiplied by 95%) is transferred from the Investment Divisions to the GMWB Fixed Account.  After the transfer in this example, the GMWB Fixed Account Contract Value is $57,800, the Separate Account Contract Value is $40,090 and the Fixed Account Contract Value is $2,110.

If any transfer indicated by the above procedure would result in the GMWB Fixed Account Value exceeding 90% of the Contract Value, then the actual transfer will be such that exactly 90% of the Contract Value is allocated to the GMWB Fixed Account.  Otherwise, the indicated transfer will be the actual transfer.  For more information regarding the example above and to see this Transfer of Assets Provision applied using other assumptions, please see Example 12 in Appendix E .  Please also see the Transfer of Assets Methodology in Appendix F , which contains the non-discretionary formulas , including how the annuity factor will vary for some endorsements issued on or after October 11, 2010 .

By electing this GMWB, it is possible that a significant amount of your Contract Value – possibly 90% of your entire Contract Value – may be transferred to the GMWB Fixed Account.  It is also possible that amounts in the GMWB Fixed Account will never be transferred back to your elected Investment Divisions/Fixed Account Option.  If any of your Contract Value is automatically transferred to and held in the GMWB Fixed Account, less of your Contract Value may be allocated to the Investment Divisions, which will limit your participation in any market gains and limit the potential for any Step-Ups and increases in your GAWA.  If you are uncomfortable with the possibility of some or almost all of your Contract Value being automatically moved into the GMWB Fixed Account, this particular GMWB may not be appropriate for you.

Amounts transferred from the GMWB Fixed Account will be allocated to the Investment Divisions and Fixed Account Option according to your most recent allocation instructions on file with us.  The automatic transfers under this Transfer of Assets provision will not count against the 15 free transfers in a Contract Year.  No adjustment will be made to the GWB, GAWA, 200% GWB Adjustment, 400% GWB Adjustment, GMWB death benefit or Bonus Base as a result of these transfers.  You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

Once you purchase your Contract, the non-discretionary formulas are fixed and not subject to change.  However, we reserve the right to change the formulas for Contracts issued in the future.

Guaranteed Minimum Withdrawal Benefit Fixed Account.  A certain percentage of the value in your Contract, as explained above, may be allocated to the GMWB Fixed Account in accordance with non-discretionary formulas.  You may not allocate additional monies to the GMWB Fixed Account.  The Contract Value in the GMWB Fixed Account is credited with a specific interest rate.  The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year.  GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared.  The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than the Fixed Account minimum interest rate applicable to the Contract, as discussed under “THE FIXED ACCOUNT AND THE GMWB FIXED ACCOUNT” beginning on page   18.  Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state.  Our contact information is on the cover page of this prospectus.

Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions.  The deduction of charges may cause an automatic transfer under the Transfer of Assets provision. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account.  There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account.  Transfers to and from the GMWB Fixed Account are automatic; you may not choose to transfer amounts to and from the GMWB Fixed Account.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the	The GWB is recalculated, equaling the greater of:
Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  Upon death of the last surviving Covered Life, all rights under your Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the GMWB death benefit and the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○
If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.
If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

○
For a surviving spouse who is a Covered Life, the GMWB death benefit remains in force but will not be included in the continuation adjustment.
If the surviving spouse is not a Covered Life, the GMWB death benefit is null and void and will not be included in the continuation adjustment.

○
If the surviving spouse is a Covered Life and a GWB adjustment provision is in force on the C ontinuation D ate then the provision will continue to apply in accordance with the applicable GWB adjustment provision rules above.  The applicable GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.
If the surviving spouse is not a Covered Life, the GWB adjustment provisions are null and void.

○
For a surviving spouse who is a Covered Life, the Bonus provision will continue as permitted in accordance with the Bonus rules below .  The Bonus Period will continue to be based on the original effective date of the endorsement, the most recent Bonus Base Step-Up, or the youngest Covered Life's attained age, as applicable.
If the surviving spouse is not a Covered Life, the Bonus provision is null and void.

○
Step-Ups of GWB will continue as permitted in accordance with the Step-Up rules above.
New GAWA percentages will continue to be determined in accordance with the Step-Up rules above if the continuing spouse is a Covered Life.  No such new GAWA percentages will be determined subsequent to continuation by a spouse who is not a Covered Life.

	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
○
The Liability factors for the transfer of assets formulas (see Appendix F ) will continue to be based on the youngest Covered Life’s attained age on the effective date of the endorsement and the duration since the effective date of the GMWB endorsement.

○
If the surviving spouse is a Covered Life and the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the date the percentage is determined.  We do not require this determination to be made at the time of continuation.

○
If the surviving spouse is not a Covered Life and the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the C ontinuation D ate.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to the “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

	○	The spousal Beneficiary may terminate the GMWB on any subsequent Contract Anniversary. Such a request must be received in Good Order within 30 calendar days prior to the Contract Anniversary.
●	Continue the Contract without this GMWB (GMWB is terminated). Thereafter, no GMWB charge will be assessed.
	○	The GMWB death benefit will be included in the calculation of the Continuation Adjustment.
	○	The GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Option based on the current premium allocation for the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 202.

Termination.  This GMWB terminates subject to a prorated GMWB Charge, when applicable, assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Contract Anniversary following the Company's receipt of the Owner's request for termination in Good Order;
●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

If this GMWB is terminated and the Contract remains in force, the GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Option based on the current premium allocation for the Contract.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 61 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The description of the bonus feature is supplemented by the examples in Appendix E , particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  The bonus is a percentage of a sum called the Bonus Base (defined below).  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 8% ( 7% if this endorsement was added before October 11, 2010 ) and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.

●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes , plus (for a GMWB issued on or after October 11, 2010 ) any Contract Enhancement) .
●	With any Step-Up (if the GWB increases upon Step-Up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”).  The Bonus Period begins on the effective date of this GMWB endorsement and will re-start at the time of a Bonus Base Step-Up if the Bonus Base increases due to the Step-Up and if the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday.  The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base Step-Up, if later; or
●	The date the Contract Value is zero.
○
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start at a later date if the Bonus Base increases due to a Step-Up. Such a restart, however, will not reinstate any bonus that would have been credited on any date that was not within a Bonus Period.

This GWB Bonus provision is terminated when this GMWB is terminated or if this GMWB is continued through Spousal continuation of a Contract and the surviving spouse is not a Covered Life.  If the surviving spouse is a Covered Life, spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 8% ( 7% if this endorsement was added before October 11, 2010 ) of the Bonus Base.
●	If the Bonus is applied after the first withdrawal, the GAWA is recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, BDB, 200% GWB Adjustment, 400% GWB Adjustment, or GMWB death benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”).

This is a new Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner (or, in the case of joint Owners, until the death of the first Owner to die) regardless of the performance of the underlying investment options, subject to the conditions described below.  This benefit may be appropriate for those individuals who are looking for a number of features, within a GMWB, that may offer a higher level of guarantee and who are seeking greater access to earnings to provide more income when the Contract performs well, without negatively impacting the guarantees.  By allowing the Owner to add earnings to the amount of otherwise permissible withdrawals, referred to below as the Earnings-Sensitive Adjustment, he or she has the potential to take greater withdrawals and to receive the same after-tax withdrawal amount every Contract Year (assuming a 40% tax rate).

The following descriptions of this GMWB's features are supplemented by a basic example below and the examples in Appendix D.  The examples in Appendix D are generally relevant to all GMWBs.  Example 13 is specifically relevant to this LifeGuard Freedom 6 Net GMWB.  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.  Please consult the representative who is helping you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB guarantees withdrawals during the Contract's accumulation phase (i.e., before the Income Date), subject to the following:

●	This guarantee lasts for the duration of the Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the single Owner or the first Owner to die if there are joint Owners.  There are also other GMWB options for joint Owners that are spouses, as described below.
For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2.  If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero. (Please see the "Contract Value is Zero" subsection below to understand what happens when the Contract Value is reduced to zero.)  Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.  Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

●
If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of death of the Owner (or any joint Owner) or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the Owner's death, a spousal Beneficiary may continue this GMWB endorsement under spousal continuation.  In that event, the GWB is payable until depleted.  (Please see the “Spousal Continuation” subsection below for more information.)  If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the Owner's death may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) or, for certain tax-qualified Contracts, the required minimum distribution (RMD), plus the Earnings-Sensitive Adjustments during a Contract Year, if any.  The withdrawals that exceed the limit are referred to as "Excess Withdrawals", as further described below, while those that do not exceed the limit are referred to as “permissible withdrawals” or “permissible amounts.”

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  This GMWB is not currently available to add to a Contract after the Contract Issue Date.  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

Election.  The GWB is determined on the Contract Issue Date, and the GAWA derives from the GWB.

On the Contract Issue Date –	The GWB equals initial premium net of any applicable premium taxes.

The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB.  The result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1a in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 64	4%
65 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or, for certain tax-qualified Contracts only, the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any.  The tables below clarify what happens in either instance.  (Example 13 in Appendix D demonstrates how withdrawals affect this GMWB's guaranteed values).  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

(RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.  For certain tax-qualified Contracts, this GMWB allows withdrawals greater than the GAWA plus the Earnings-Sensitive Adjustments during that Contract Year, if any, to meet the Contract's RMD (when the RMD is higher than the GAWA) without compromising the endorsement's guarantees. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.)

When a withdrawal, plus all prior withdrawals in the	The GWB is recalculated, equaling the greater of:
current Contract Year, is less than or equal to the	●	The GWB before the withdrawal less the withdrawal; Or
greater of the GAWA or RMD, plus the Earnings- Sensitive	●	Zero.
Adjustments during that Contract Year, if any –	The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any, all at once or throughout the Contract Year.

Withdrawing more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, if any, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 13c in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, plus the Earnings-Sensitive Adjustments, if any, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments	●
The GWB prior to the withdrawal, first reduced dollar-for-dollar for any portion of the withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

during that Contract Year, if any –	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
• The GAWA prior to the withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or
• The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current withdrawal, or

●
The amount by which the cumulative withdrawals for the current Contract Year (including the current withdrawal) exceeds the greater of the GAWA or the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any.

How the Earnings-Sensitive Adjustment works:  As previously stated, the Earnings-Sensitive Adjustment is an amount that the Owner may be allowed to withdraw each Contract Year in addition to the GAWA while keeping the guarantees of this GMWB fully effective.  An Earnings-Sensitive Adjustment calculation is done for each withdrawal taken and the amount, if any, depends on the withdrawal amount and the GMWB Earnings at the time of the withdrawal.  A withdrawal under the Contract that includes an Earnings-Sensitive Adjustment will reduce Contract Value and other values in the same manner as any other withdrawal.

When determining the amount of permissible withdrawals, the formula for this GMWB takes into account two additional factors in computing the Earnings-Sensitive Adjustment (the additional permissible amount attributable to earnings) after all the other standard values such as the GAWA and GWB used in all GMWB endorsements are determined.  The Guaranteed Withdrawal Balance Adjustment is also determined in the same manner without any special computational factors.  Thus, this GMWB is similar to all other GMWBs except with regard to calculating the amount of permissible withdrawals.

The first concept used is the Maximum Eligible Withdrawal Amount Remaining (MEWAR), which is the maximum withdrawal amount (before the application of any Earnings-Sensitive Adjustment) that is eligible for the Earnings-Sensitive Adjustment at a given time.  At any time, the MEWAR is the greater of:

1.	Zero; or

2.	The amount equal to:

a.	the amount of previous Earnings-Sensitive Adjustments in the current Contract Year; plus,

b.	the greater of the GAWA or the RMD; less

c.	all withdrawals previously made in the current Contract Year, including Earnings-Sensitive Adjustments.

The second concept relates to determining what the eligible earnings (GMWB Earnings) were. This involves a calculation that provides that at any time, GMWB Earnings are the greater of:

1.	Zero; or

2.	The Contract Value minus the GMWB Earnings Determination Baseline.
The GMWB Earnings Determination Baseline is determined as follows:  On the Contract's Issue Date, the GMWB Earnings Determination Baseline is equal to the premium, net of any applicable premium taxes.

With each subsequent premium received after the Contract Issue Date, the GMWB Earnings Determination Baseline is recalculated to equal the GMWB Earnings Determination Baseline prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes.

With each withdrawal, the GMWB Earnings Determination Baseline is recalculated to equal the greater of:

1.	Zero; or

2.	GMWB Earnings Determination Baseline prior to the withdrawal less the greater of:

a. the withdrawal amount less the GMWB Earnings at the time of the withdrawal; or

b. zero.

In determining the GMWB Earnings and the GMWB Earnings Determination Baseline, the formulas utilize the greater of zero, which serves to limit negative earnings results from affecting the calculations.

Withdrawals exceeding the permissible amount do not invalidate the For Life Guarantee if the Contract Value remains greater than zero, but cause the GWB and GAWA to be recalculated.

Earnings-Sensitive Adjustment as applied:

If the For Life Guarantee is in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

1.	40% of the GMWB Earnings at the time of the withdrawal; or

2.	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment.

If the For Life Guarantee is not in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

1.	40% of the GMWB Earnings at the time of withdrawal;

2.	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment; or

3. The greater of:

a.	zero; or

b.	the GWB less the MEWAR.

Example:  For an example of a contract that makes basic simple assumptions to show how this Earnings-Sensitive Adjustment provision and its various components (i.e., GMWB Earnings, MEWAR, GMWB Earnings Determination Baseline, etc.) work, assume that you request the maximum permissible withdrawal, including an Earnings Sensitive Adjustment, if any.  At the time of your withdrawal request, also assume that:

• You are age 65	• You have a non-qualified Contract (so there is no applicable RMD)
• Your initial premium payment was $100,000	• You have not made any additional premium payments or any
• The For Life Guarantee is in effect	withdrawals in the prior Contract Years or the current Contract Year
• Your GWB is $100,000	• Your GAWA percentage is 5%
• Your GAWA is $5,000	• Your Contract Value is $108,000

Your GMWB Earnings Determination Baseline prior to the withdrawal is equal to your initial sole premium payment of  $100,000.  Since you have not taken other withdrawals and, therefore, there have been no previous Earnings-Sensitive Adjustments during the current Contract Year, the MEWAR is $5,000 (which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year ($0) plus the GAWA ($5,000) less all partial withdrawals thus far in the current Contract year ($0)) ($0 + $5,000 - $0 = $5,000).  As there have been no previous withdrawals taken in the current Contract Year, the MEWAR in this example equals the GAWA.

Your GMWB Earnings in this example are equal to $8,000, which is the greater of: zero, or your Contract Value less your GMWB Earnings Determination Baseline ($108,000 - $100,000 = $8,000).  The Earnings-Sensitive Adjustment is equal to $3,200, which is the lesser of two amounts: $3,200, which is equal to 40% of the GMWB Earnings (0.40 * $8,000 = $3,200); and $3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333).  The total withdrawal amount requested in this example, therefore, is $8,200, which is the GAWA plus the Earnings-Sensitive Adjustment ($5,000 + $3,200 = $8,200).

Going forward adjustments are made to your various GMWB values and demonstrated by using the same assumptions as this example. Your Contract Value after the withdrawal is equal to $99,800, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($108,000 - $8,200 = $99,800).  Your GMWB Earnings Determination Baseline after the withdrawal is also equal to $99,800, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the greater of: the withdrawal amount in excess of the GMWB Earnings ($8,200 - $8,000 = $200), or zero.  Your MEWAR after the withdrawal is equal to $0, which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all withdrawals thus far in the current Contract Year ($3,200 + $5,000 - $8,200 = 0).  Your GWB after the withdrawal is equal to $91,800, which is the GWB before the withdrawal less the total withdrawal ($100,000 - $8,200 = $91,800).

Since the total withdrawals for the year do not exceed the GAWA ($5,000) plus the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200), no proportional reduction applies to your GWB for this withdrawal.  In addition, since the total withdrawals for the year do not exceed the GAWA ($5,000) plus the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200), your GAWA is unchanged after the withdrawal.

For more examples showing how the Earnings-Sensitive Adjustment provision works, including an example involving an Excess Withdrawal, please see Example 13 in Appendix D.

More on Withdrawals:  Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 18.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 202.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  An RMD exceeding our calculation may also result in an Excess Withdrawal for purposes of this GMWB.  For information regarding the RMD calculation for your contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, that there are no withdrawals other than as described, and that the Earnings-Sensitive Adjustment equals zero.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011 , then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2),  you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).  If you do elect to take your RMDs for the current and next calendar years during the same Contract Year, the Earnings-Sensitive Adjustment will be calculated using the amount of the RMD for the calendar year in which the withdrawal is taken, if that RMD amount is greater than the GAWA.

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2011 , he should wait until the next Contract Year begins (that is after June 30, 2012 ) to take his third RMD (the 2012 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , for purposes of determining the Earnings-Sensitive Adjustment, the MEWAR will be calculated using the amount of the 2011 RMD.

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or Excess Withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, Or

●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If no withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base, the GMWB Earnings Determination Baseline or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent premium payment on	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
the Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “Step-Up”). (See Examples 6 and 7 in Exhibit D.)

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The BDB equals initial premium net of any applicable premium taxes.

Upon Step-Up, if the Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the Owner is age 76, a Step-Up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value.  The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future Step-Up if an age band is crossed.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the Contract Value (subject to a $5 million maximum).

If the Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 2.10%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  The For Life Guarantee will remain in effect if the Contract Value is reduced to zero by adverse investment performance or permissible withdrawals, but will terminate if reduced to zero by an Excess Withdrawal.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the	The GWB is recalculated, equaling the greater of:
Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die, all rights under your Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	The GWB adjustment provision is void.
	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
○
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date.  The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

●	Continue the Contract without this GMWB (GMWB is terminated).

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 202.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 61 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the Earnings-Sensitive Adjustments during that Contract Year plus the greater of the GAWA or the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday.  (See example below.)
The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2008.  At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021.  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033.  (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net With Joint Option”).

This is a new Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner and the Owner's spouse regardless of the performance of the underlying investment options, subject to the conditions described below.  This benefit may be appropriate for those individuals who are looking for a number of features, within a GMWB, that may offer a higher level of guarantee and who are seeking greater access to earnings to provide more income when the Contract performs well, without negatively impacting the guarantees.  By allowing the Owner and the Owner's spouse to add earnings to the amount of otherwise permissible withdrawals, referred to below as the Earnings-Sensitive Adjustment, he or she has the potential to take greater withdrawals and to receive the same after-tax withdrawal amount every Contract Year (assuming a 40% tax rate).

The following descriptions of this GMWB's features are supplemented by a basic example below and the examples in Appendix D.  The examples in Appendix D are generally relevant to all GMWBs.  Example 13 is specifically relevant to this LifeGuard Freedom 6 Net GMWB.  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.  Please consult the representative who is helping you purchase your Contract to be sure that this GMWB ultimately suits your needs.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees withdrawals during the Contract's accumulation phase (i.e., before the Income Date), subject to the following:

●	This guarantee lasts for the duration of the life of the last surviving Covered Life (the "For Life Guarantee") if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2.  If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero.  (Please see the "Contract Value is Zero" subsection below to understand what happens when the Contract Value is reduced to zero.)  Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.  Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

●
If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of the death of the last surviving Covered Life or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the last surviving Covered Life's death, a spousal Beneficiary who is not a Covered Life may continue this GMWB endorsement under spousal continuation.  In that event, the GWB is payable until depleted.  (Please see the “Spousal Continuation” subsection below for more information.)  If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the death of the last surviving Covered Life may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) or, for certain tax-qualified Contracts, the required minimum distribution (RMD), plus the Earnings-Sensitive Adjustments during a Contract Year, if any.  The withdrawals that exceed the limit are referred to as "Excess Withdrawals", as further described below, while those that do not exceed the limit are referred to as “permissible withdrawals” or “permissible amounts.”

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range).  This GMWB may be added to a Contract on the Issue Date and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

This GMWB is not currently available to add to a Contract after the Contract Issue Date.  Availability of this GMWB may be subject to further limitation.

Election.  The GWB is determined on the Contract Issue Date, and the GAWA derives from the GWB.

On the Contract Issue Date –	The GWB equals initial premium net of any applicable premium taxes.

The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB.  The result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 64	4%
65 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or, for certain tax-qualified Contracts only, the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any.  The tables below clarify what happens in either instance.  (Example 13 in Appendix D demonstrates how withdrawals affect this GMWB's guaranteed values).  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

(RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.  For certain tax-qualified Contracts, this GMWB allows withdrawals greater than the GAWA plus the Earnings-Sensitive Adjustments during that Contract Year, if any, to meet the Contract's RMD (when the RMD is higher than the GAWA) without compromising the endorsement's guarantees.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.)

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, is less	●	The GWB before the withdrawal less the withdrawal; Or
than or equal to the greater of the GAWA or RMD, plus	●	Zero.
the Earnings-Sensitive Adjustments during that	The GAWA:
Contract Year, if any –	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any, all at once or throughout the Contract Year.

Withdrawing more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, if any, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 13c in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, if any in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, plus the Earnings-Sensitive	●
The GWB prior to the withdrawal, first reduced dollar-for-dollar for any portion of the withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

Adjustments during that Contract Year, if any –	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
• The GAWA prior to the withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or
• The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current withdrawal, or

●
The amount by which the cumulative withdrawals for the current Contract Year (including the current withdrawal) exceeds the greater of the GAWA or the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any.

How the Earnings-Sensitive Adjustment works:  As previously stated, the Earnings-Sensitive Adjustment is an amount that the Owner may be allowed to withdraw each Contract Year in addition to the GAWA while keeping the guarantees of this GMWB fully effective.  An Earnings-Sensitive Adjustment calculation is done for each withdrawal taken and the amount, if any, depends on the withdrawal amount and the GMWB Earnings at the time of the withdrawal.  A withdrawal under the Contract that includes an Earnings-Sensitive Adjustment will reduce Contract Value and other values in the same manner as any other withdrawal.

When determining the amount of permissible withdrawals, the formula for this GMWB takes into account two additional factors in computing the Earnings-Sensitive Adjustment (the additional permissible amount attributable to earnings) after all the other standard values such as the GAWA and GWB used in all GMWB endorsements are determined.  The Guaranteed Withdrawal Balance Adjustment is also determined in the same manner without any special computational factors.  Thus, this GMWB is similar to all other GMWBs except with regard to calculating the amount of permissible withdrawals.

The first concept used is the Maximum Eligible Withdrawal Amount Remaining (MEWAR), which is the maximum withdrawal amount (before the application of any Earnings-Sensitive Adjustment) that is eligible for the Earnings-Sensitive Adjustment at a given time.  At any time, the MEWAR is the greater of:

1.	Zero; or

2.	The amount equal to:

a.	the amount of previous Earnings-Sensitive Adjustments in the current Contract Year; plus,

b.	the greater of the GAWA or the RMD; less

c.	all withdrawals previously made in the current Contract Year, including Earnings-Sensitive Adjustments.

The second concept relates to determining what the eligible earnings (GMWB Earnings) were. This involves a calculation that provides that at any time, GMWB Earnings are the greater of:

1.	Zero; or

2.	The Contract Value minus the GMWB Earnings Determination Baseline.

The GMWB Earnings Determination Baseline is determined as follows:  On the Contract's Issue Date, the GMWB Earnings Determination Baseline is equal to the premium, net of any applicable premium taxes.

With each subsequent premium received after the Contract Issue Date, the GMWB Earnings Determination Baseline is recalculated to equal the GMWB Earnings Determination Baseline prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes.

With each withdrawal, the GMWB Earnings Determination Baseline is recalculated to equal the greater of:

1.	Zero; or

2.	GMWB Earnings Determination Baseline prior to the withdrawal less the greater of:

a. the withdrawal amount less the GMWB Earnings at the time of the withdrawal; or

b. zero.

In determining the GMWB Earnings and the GMWB Earnings Determination Baseline, the formulas utilize the greater of zero, which serves to limit negative earnings results from affecting the calculations.

Withdrawals exceeding the permissible amount do not invalidate the For Life Guarantee if the Contract Value remains greater than zero, but cause the GWB and GAWA to be recalculated.

Earnings-Sensitive Adjustment as applied:

If the For Life Guarantee is in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

1.	40% of the GMWB Earnings at the time of the withdrawal; or

2.	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment.

If the For Life Guarantee is not in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

1.	40% of the GMWB Earnings at the time of withdrawal;

2.	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment; or

3. The greater of:

a.	zero; or

b.	the GWB less the MEWAR.

Example:  For an example of a contract that makes basic simple assumptions to show how this Earnings-Sensitive Adjustment provision and its various components (i.e., GMWB Earnings, MEWAR, GMWB Earnings Determination Baseline, etc.) work, assume that you request the maximum permissible withdrawal, including an Earnings Sensitive Adjustment, if any.  At the time of your withdrawal request, also assume that:

• You and your spouse are age 65	• You have a non-qualified Contract (so there is no applicable RMD)
• Your initial premium payment was $100,000	• You have not made any additional premium payments or any
• The For Life Guarantee is in effect	withdrawals in the prior Contract Years or the current Contract Year
• Your GWB is $100,000	• Your GAWA percentage is 5%
• Your GAWA is $5,000	• Your Contract Value is $108,000

Your GMWB Earnings Determination Baseline prior to the withdrawal is equal to your initial sole premium payment of  $100,000.  Since you have not taken other withdrawals and, therefore, there have been no previous Earnings-Sensitive Adjustments during the current Contract Year, the MEWAR is $5,000 (which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year ($0) plus the GAWA ($5,000) less all partial withdrawals thus far in the current Contract year ($0)) ($0 + $5,000 - $0 = $5,000).  As there have been no previous withdrawals taken in the current Contract Year, the MEWAR in this example equals the GAWA.

Your GMWB Earnings in this example are equal to $8,000, which is the greater of: zero, or your Contract Value less your GMWB Earnings Determination Baseline ($108,000 - $100,000 = $8,000).  The Earnings-Sensitive Adjustment is equal to $3,200, which is the lesser of two amounts: $3,200, which is equal to 40% of the GMWB Earnings (0.40 * $8,000 = $3,200); and $3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333).  The total withdrawal amount requested in this example, therefore, is $8,200, which is the MEWAR plus the Earnings-Sensitive Adjustment ($5,000 + $3,200 = $8,200).

Going forward adjustments are made to your various GMWB values and demonstrated by using the same assumptions as this example. Your Contract Value after the withdrawal is equal to $99,800, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($108,000 - $8,200 = $99,800).  Your GMWB Earnings Determination Baseline after the withdrawal is also equal to $99,800, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the greater of: the withdrawal amount in excess of the GMWB Earnings ($8,200 - $8,000 = $200), or zero.  Your MEWAR after the withdrawal is equal to $0, which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all withdrawals thus far in the current Contract Year ($3,200 + $5,000 - $8,200 = 0).  Your GWB after the withdrawal is equal to $91,800, which is the GWB before the withdrawal less the total withdrawal ($100,000 - $8,200 = $91,800).

Since the total withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200) plus the GAWA ($5,000), no proportional reduction applies to your GWB for this withdrawal.  In addition, since the total withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200) plus the GAWA ($5,000), your GAWA is unchanged after the withdrawal.

For more examples showing how the Earnings-Sensitive Adjustment provision works, including an example involving an Excess Withdrawal, please see Example 13 in Appendix D.

More on Withdrawals:  Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 18.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 202.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  An RMD exceeding our calculation may also result in an Excess Withdrawal for purposes of this GMWB.  For information regarding the RMD calculation for your contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, that there are no withdrawals other than as described, and that the Earnings-Sensitive Adjustment equals zero.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011 , then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).  If you do elect to take your RMDs for the current and next calendar years during the same Contract Year, the Earnings-Sensitive Adjustment will be calculated using the amount of the RMD for the calendar year in which the withdrawal is taken, if that RMD amount is greater than the GAWA.

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2011 , he should wait until the next Contract Year begins (that is after June 30, 2012 ) to take his third RMD (the 2012 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , for purposes of determining the Earnings-Sensitive Adjustment, the MEWAR will be calculated using the amount of the 2011 RMD.

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the youngest Covered Life's 70th birthday, Or
●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.
●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If no withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base, the GMWB Earnings Determination Baseline or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent premium payment on	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
the Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “Step-Up”).   (See Examples 6 and 7 in Exhibit D.)

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The BDB equals initial premium net of any applicable premium taxes.

Upon Step-Up, if the Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the youngest Covered Life is age 76, a Step-Up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value.  The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future Step-Up if an age band is crossed.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the Contract Value (subject to a $5 million maximum).

If the Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 3.00%.  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge.  All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up.  However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse.  Please see the information beginning on page 154 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting this Joint For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount benefit.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  The For Life Guarantee will remain in effect if the Contract Value is reduced to zero by adverse investment performance or permissible withdrawals, but will terminate if reduced to zero by an Excess Withdrawal.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract	The GWB is recalculated, equaling the greater of:
Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  Upon death of the last surviving Covered Life, all rights under the Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○
If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.
If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

○
If the surviving spouse is a Covered Life and a GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the applicable GWB adjustment provision rules above.  The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.
If the surviving spouse is not a Covered Life, any GWB adjustment is null and void.

○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
○	Contract Anniversaries will continue to be based on the original Contract's Issue Date.
○	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.
○
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date.  The GAWA percentage will not change on future Step-Ups.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

●
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 202.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 61 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the Earnings-Sensitive Adjustments during that Contract Year plus the greater of the GAWA or the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period.  The Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday.  (See example below.)
The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2008.  At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021.  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033.  (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Guaranteed Minimum Withdrawal Benefits for a Single Life or two Covered Lives with Combinations of Optional Bonus Percentage Amounts, Annual or Quarterly Contract Value-Based Step-Ups, and Guaranteed Death Benefit (“LifeGuard Freedom Flex GMWB” and, “LifeGuard Freedom Flex with Joint Option GMWB”.

These are Guaranteed Minimum Withdrawal Benefits (GMWBs) that guarantee the withdrawal of minimum annual amounts for the duration of the life of the Owner (or, in the case of joint Owners, until the death of any joint Owner) and, if for two Covered Lives,* until the death of the Owner and the Owner’s spouse.  The amount of withdrawals that you can make will depend on how you combine the many optional features under these GMWBs, but we guarantee the minimum annual withdrawal amount regardless of the performance of the underlying investment options.

* LifeGuard Freedom Flex GMWB with Joint Option provides for coverage for the life of the Owner and Owner’s spouse (“Covered Lives”).   In the case of tax-qualified Contracts owned by a natural person, the Owner and the primary spousal Beneficiary named as of the effective date of this endorsement will each be considered a Covered Life. On non-qualified LifeGuard Freedom Flex GMWB with Joint Option Contracts owned by natural persons, the spousal joint Owners will each be considered a Covered Life.

These GMWBs permit, prior to the Issue Date of the Contract, a selection among combinations of the following optional features (Options):
•	a range of bonus percentage amounts,
•	annual or quarterly Contract Value Step-Ups (quarterly Step-Ups are applied annually based on the highest quarterly Contract Value), and
•	an optional death benefit.

Following is a summary of the available combinations of Options:

LifeGuard Freedom Flex GMWB -
Available Option Combinations

           Step-Up
                           Annual or Highest Quarterly                         Freedom Flex
              Bonus         Contract Value                               Death Benefit (DB)

                5%                    Annual
5%                    Quarterly
6%                    Annual                                                             Yes**
6%                    Quarterly
                 7%                     Annual
7%                    Quarterly
                 8%                     Annual

LifeGuard Freedom Flex with Joint Option GMWB-
Available Option Combinations

                  Step-Up
            Annual or Highest Quarterly
Bonus          Contract Value

                5%                      Annual
5%                      Quarterly
6%                      Annual
6%                      Quarterly
            7%                 Annual

**This Guaranteed Death Benefit is only available in conjunction with the purchase of the 6% Bonus and Annual Step-Up combination of options within the LifeGuard Freedom Flex GMWB  (the “LifeGuard Freedom Flex GMWB 6% Bonus and Annual Step-Ups”).

These GMWBs may be appropriate for those individuals who are looking for a combination of Options within a GMWB that differs from the combinations of specified similar features offered by Jackson under other GMWBs.  Thus, the LifeGuard Freedom Flex GMWB and LifeGuard Freedom Flex with Joint Option GMWB allow the Owner (or the Owner and the Owner’s spouse), with the assistance of his or her representative, to select an available combination of Options, consistent with a variety of considerations, such as: his or her expectations of market performance; anticipated timing of subsequent premiums; needs for future guaranteed annual percentage of withdrawals; expectation of need for early or unscheduled withdrawals to fund then current living expenses and obligations; marital and family status; and tax-qualified or non-tax-qualified purpose of the investment.

Differences in the percentage of a Bonus Option or differences in the method of computing Contract Value for purposes of a Step-Up Option do not otherwise affect the operation of the resulting combination of Options.

References to “this GMWB” apply to each of the GMWBs, LifeGuard Freedom Flex GMWB and LifeGuard Freedom Flex GMWB with Joint Option GMWB, including all of the available combinations of Options that each provides, as discussed below.  In addition, as disclosed in the Fee Table, above , and footnotes below   the fees and charges of each GMWB will vary depending on the mix of Options. Upon selection of the Options and a request for one of these GMWBs received in Good Order, the Owner will receive an endorsement to the Contract reflecting the selection of Options.

Each combination of Options, other than the combination that includes the LifeGuard Freedom Flex DB ( for information about the LifeGuard Freedom Flex DB, please see “LifeGuard Freedom Flex DB” under “Optional Death Benefits”, beginning on page 200 ) is offered to Owners between the ages of 35 and 80.  As explained below with regard to both the LifeGuard Freedom Flex GMWB and LifeGuard Freedom Flex with Joint Option GMWB, the timing and amounts of withdrawals have a significant impact on the amount and duration of benefits.  The cumulative costs of these GMWBs also are greater the longer the duration of ownership.  The closer you are to retirement the more reliably you may be able to forecast your needs to make withdrawals prior to the ages where the amounts of certain benefits (such as the For Life Guarantee (59 1/2) and the GWB Adjustment (70)) are locked-in.  Conversely, forecasts at younger ages may prove less reliable.  You should undertake careful consideration and thorough consultation with your representative or retirement planning agent as to the financial resources and age of the Owner/Annuitant and the value to you of the potentially limited downside protection that this GMWB might provide.

These GMWBs may not be terminated by the Owner independently from the Contract to which they are attached.

LifeGuard Freedom Flex GMWB.

The following description of this GMWB is supplemented by the examples in Appendix E , particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 11 for the guaranteed withdrawal balance adjustment.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) subject to the following :

• The guarantee lasts for the duration of the Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the single Owner or the first Owner to die if there are joint Owners.  There are also other GMWB options for joint Owners that are spouses, as described below.
For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2.  If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.
If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero.   (Please see the "Contract Value is Zero" subsection below to understand what happens when the Contract Value is reduced to zero.)  Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.  Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee and it will never become effective.  See “Contract Value is Zero” below for more information.

•   If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of death of the Owner (or any joint Owner) or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the Owner's death, a spousal Beneficiary may continue this GMWB endorsement under spousal continuation.  In that event, the GWB is payable until depleted.  (Please see the “Spousal Continuation” subsection below for more information.)  If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the Owner's death may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB and the combination of Options you ultimately choose suit your needs and are consistent with your expectations.

This GMWB is available to Owners 35 to 80 years old, or 35 to 70 years old if you select the Option combination that includes the LifeGuard Freedom Flex DB, (proof of age is required).  This GMWB may be added to a Contract on the Issue Date or, subject to availability, on any Contract Anniversary.  Once added this GMWB cannot be cancelled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.   This GMWB is not currently available to add to a Contract after the Contract Issue Date.   It may be made available in the future on any Contract Anniversary.   At least 30 calendar days' prior notice and proof of age is required to add this GMWB to a Contract on a Contract Anniversary.   This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract).

We allow ownership changes of a Contract with this GMWB (i) from an individual Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant.  However, we do not allow these Ownership changes if they are a taxable event under the Code; nor do we allow any other changes of Owner.  For Contracts purchased in the state of  Oregon , other  ownership changes may be permitted, however any ownership change not  specifically described above as a permitted change, will result in termination of the GMWB.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB for all combinations of Options.

On the Contract Issue Date –	The GWB equals initial premium net of any applicable premium taxes, plus any Contract Enhancements.

The GAWA is determined based on the Owner's (or oldest joint Owner’s) attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to	The GWB equals Contract Value,
the Contract on any Contract Anniversary , as subject to availability –
The GAWA is determined based on the Owner's (or oldest joint Owner’s) attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB Adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.  Please note that while Contract Enhancements are effectively included in the GWB calculations at and after issue, potential recapture charges are not included at either time.

PLEASE NOTE:   Upon the Owner's or any joint Owner’s death, the For Life Guarantee is void.  However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee.  Please see the “Spousal Continuation” subsection below for more information. If the For Life Guarantee is not in effect, upon the death of the Owner or the death of any joint Owner or the depletion of the GWB, all payments will cease and Spousal Continuation is not available.

Withdrawals.   The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)   The GAWA percentage for each age group is:

Ages	GAWA Percentage
35 – 64	4%
65 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee and it will never become effective.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix E supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the	The GWB is recalculated, equaling the greater of:
current Contract Year, is less than or equal to the greater of	●	The GWB before the withdrawal less the withdrawal; Or
the GAWA or RMD, as applicable –	●	Zero.
The GAWA :
	●	Is unchanged while the For Life Guarantee is in effect ; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E ). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
•   The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or
•   The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or

●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, asset allocation fees, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “ THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 18 .   Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 202 .

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:   Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e. withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011, then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011, he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2011, he should wait until the next Contract Year begins (that is after June 30, 2012) to take his third RMD (the 2012 RMD) , because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix E , particularly examples 4, 5, and 7.   Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.   If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB Adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70 th birthday, Or

●	The 10 th Contract Anniversary following the effective date of this endorsement.

The GWB Adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB Adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB Adjustment is recalculated to equal the GWB Adjustment prior to the premium payment plus 200% of the sum of i) the premium payment, net of any applicable premium taxes, and ii) any Contract Enhancement , subject to a maximum of $5,000,000.  (See Example 3 in Appendix E .)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB Adjustment is recalculated to equal the GWB Adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, plus any Contract Enhancements, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E .)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB Adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB Adjustment provision terminates.   In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB Adjustment provision terminates without value .  (Please see example 11 in Appendix E for an illustration of this 200% GWB Adjustment provision.)

Premiums.

With each subsequent premium payment	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes, plus any Contract Enhancements.
on the Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the sum of i) subsequent premium payment net of any applicable premium taxes, and ii) any Contract Enhancement ; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit .

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.   The GWB can never be more than $5 million.   See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.   On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value by one of two calculation methods, which must be selected by you at issue and once selected can not be change d .  Under one method the GWB will be reset to the Contract Value on that Contract Anniversary  (the “Contract Anniversary Value”) for the applicable 5, 6, 7 and 8% Bonus Options. Under the other method the GWB will be reset annually on each Contract Anniversary to the highest quarterly Contract Value, as described immediately below for the applicable 5, 6, and 7% Bonus Options  (“Highest Quarterly Contract Value “) .  The Step-Up for the 8% Bonus Option is only available with the Contract Anniversary Value Step-Up Option.  (See Examples 6 and 7 in Appendix E.)

The Contract Anniversary Value method, as opposed  to the Highest Quarterly Contract Value method, is determined solely by reference to and use of the Contract Value on that Contract Anniversary.

The Highest Quarterly Contract Value is determined by reference to and use of the Contract Values on the highest of the four prior quarterly Contract Values as follows:

The Highest Quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, plus any Contract Enhancements, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus	The quarterly adjusted Contract Value is equal to the greater of:
all prior withdrawals in the current Contract Year, is less	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
than or equal to the greater of the GAWA or RMD, as applicable –	●	Zero.

When a withdrawal, plus	The quarterly adjusted Contract Value is equal to the greater of:
all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The initial BDB equals (a) the initial premium net of any applicable premium taxes, plus any Contract Enhancements if this GMWB is elected at issue or (b) the Contract Value on the Contract Anniversary on which the endorsement is effective, if elected after issue, as subject to availability.

Upon Step-Up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's (or the oldest joint Owner’s) attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the Owner is age 76, a Step-Up occurs and the applicable Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is not greater than the BDB prior to Step-Up, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB, the BDB is set equal to that greater Contract Value.  The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future Step-Up if an age band is crossed.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes, plus any Contract Enhancements.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more   than $5 million.

With a Step-Up –	The GWB equals the Contract Value , as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value. ( subject to a $5 million maximum ).

If the Contract Value , as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB is prior to the Step-Up, then the BDB is set to equal that greater Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA   percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage (as adjusted by any increase that occurs pursuant to the same Step-Up) multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when withdrawals are made from the Contract.

Upon Step-Up on or after the 2 nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge for each available combination of Options as shown below *   and above in the Fee Table .  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic Step-Ups.  Such election must be received in Good Order prior to the Contract Anniversary.   Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.   While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing Step-Ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order, and any reinstatement of the GWB bonus provision will not reinstate any bonus that would have been credited during the period when the GWB bonus provision was discontinued.

 *
LifeGuard Freedom Flex GMWB
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	1.80%÷4	1.80%÷12	0.90%÷4	0.90%÷12
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.00%÷4	2.04%÷12	1.00%÷4	1.02%÷12
6% Bonus and Annual Step-Up	1.90%÷4	1.92%÷12	0.95%÷4	0.96%÷12
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.20%÷4	2.22%÷12	1.10%÷4	1.11%÷12
7% Bonus and Annual Step-Up	2.20%÷4	2.22%÷12	1.10%÷4	1.11%÷12
7% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.50%÷4	2.52%÷12	1.25%÷4	1.26%÷12
8% Bonus and Annual Step-Up	2.60%÷4	2.64%÷12	1.30%÷4	1.32%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

The GWB can never be more than $5 million with a Step-Up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million) .

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you, which Contract Value is used to calculate the Step-Up, and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.   The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or any Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse.

Also see the “ LifeGuard Freedom Flex DB ” under “Optional Death Benefits”, beginning on page 200 , for the death benefit that differs from the Contract’s death benefit and is available only in combination with the selection of the 6% Bonus, and the Annual Anniversary Contract Value Step-up.

Contract Value Is Zero .   With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the	The GWB is recalculated, equaling the greater of:
Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA :
	●	Is unchanged so long as the For Life Guarantee is in effect ; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die when your Contract Value is zero, all rights under your Contract cease ,   no subsequent premium payments will be accepted ,   all optional endorsements terminate without value ,   and no death benefit is payable, including the Earnings Protection Benefit and the LifeGuard Freedom Flex DB.

Spousal Continuation .   In the event of the Owner's death (or any Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	The GWB Adjustment provision is void.
	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
○
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date (as if that person survived to that date).  The GAWA percentage will not change on future Step-Ups, even if the Contract Value,  as determined based on (as applicable) either the Contract Anniversary Value or the Highest Quarterly Contract Value, exceeds the BDB.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract .

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 202 .

Termination.   This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or any Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations for payment under this GMWB are satisfied after the Contract has terminated pursuant to the termination provisions of the Contract.

This GMWB may not otherwise be terminated independently from termination of the Contract.

Annuitization.

Life Income of GAWA.   On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of the joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or any Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.   On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.   (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.     Upon each payment, the GWB will be reduced by the payment amount, and no payments will be made in excess of the remaining GWB. The annual amount payable will equal the GAWA, except that the last payment may be a smaller amount equal to the then-remaining GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued as a tax qualified Contract under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 65 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral .   This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.   The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 5, 6, 7 or 8% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The percentage that actually applies under your GMWB is the one that is included as the bonus rate in the combination of Options that you elect.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix E , particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 5, 6, 7 or 8% of the Bonus Base. The Bonus Base may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract , the Bonus Base equals the GWB.
●
With a withdrawal , if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment , the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes , plus any Contract Enhancements.
●	With any Step-Up (if the GWB increases upon step-up) , the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.   Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 5, 6, 7 or 8% (as applicable) of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB Adjustment or BDB.
The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the Owner’s (if joint Owners, the oldest Owner’s) 80 th birthday.  (See example below.)
The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up  Such a restart, however, will not reinstate any bonus that would have been credited on a prior date that was not within a Bonus Period.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB is added to a Contract on December 1, 2010.  At that time, the bonus period is scheduled to expire on December 1, 2020 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2013), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2023.  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2025 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2025, and would be scheduled to expire on December 1, 2035.  (Please also see Examples 6 and 7 in Appendix E for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

LifeGuard Freedom Flex with Joint Option   GMWB.

The description of this GMWB is supplemented by the examples in Appendix E , particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, example 10 for the For Life guarantees and example 11 for the guaranteed withdrawal balance adjustment.

Except as otherwise discussed below, the election of this GMWB under a non-tax-qualified contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”    In such cases, the Owners cannot be subsequently changed (except in the limited circumstances discussed below), and new Owners cannot be added.  Upon the death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners and joint Annuitants.  In these cases, the spouses are the Covered Lives, and the For Life Guarantee is based on the Annuitant's life who dies last.  We will allow changes (a) from joint individual ownership of non-qualified Contracts to ownership by the types of legal entities that we permit or (b) changes of ownership from such a legal entity to the Annuitants or to another such legal entity; however, we do not allow these ownership changes if they are a taxable event under the Code, and no changes of Annuitant subsequent to any such change are allowed.  For Contracts purchased in the state of  Oregon , other  ownership changes may be permitted, however any ownership change not  specifically described above as a permitted change, will result in termination of the GMWB.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

This GMWB is also available on a limited basis under Qualified Custodial Account Contracts, pursuant to which the Annuitant and a Contingent Annuitant named at election of the GMWB must be spouses and will be the Covered Lives.  The only changes in these arrangements that we permit are that (i) the custodial owner may be changed or (ii) the ownership of the Contract may be transferred to the Annuitant if, at the same time as that transfer, the Contingent Annuitant is designated as the primary (spousal) Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) subject to the following :

●	This guarantee lasts for the duration of the life of the last surviving Covered Life (the "For Life Guarantee") if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2.  If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero.   (Please see the "Contract Value is Zero" subsection below to understand what happens when the Contract Value is reduced to zero.)  Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.  Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee and it will never become effective.   See “Contract Value is Zero” below for more information .

●
If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of the death of the last surviving Covered Life or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the last surviving Covered Life's death, a spousal Beneficiary who is not a Covered Life may continue this GMWB endorsement under spousal continuation.  In that event, the GWB is payable until depleted.  (Please see the “Spousal Continuation” subsection below for more information.)   If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the death of the last surviving Covered Life may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB  and the combination of Options you ultimately choose suit your needs and are consistent with your expectations.

This GMWB is available to Covered Lives 35 to 80 years old (proof of age is required and both Covered Lives   must be within the eligible age range). This GMWB is not currently available to add to a Contract after the Contract Issue Date. It may be made available in the future on any Contract Anniversary. This GMWB cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue Joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary, subject to availability.   This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract).     Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.   The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB for all combinations of Options.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes, plus any Contract Enhancements.

The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to	The GWB equals Contract Value
the Contract on any Contract Anniversary –
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB Adjustment or the application of any Bonus), and the GWB is reduced by each withdrawal.  Please note that while Contract Enhancements are effectively included in the GWB calculations at and after issue, potential recapture charges are not included at either time.

PLEASE NOTE:   Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life.  However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.   The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal.  (Elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)   The GAWA percentage for each age group is:

Ages	GAWA Percentage
35 – 64	4%
65 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee and it will never become effective.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, is less than or equal to the	●	The GWB before the withdrawal less the withdrawal; Or
greater of the GAWA or RMD, as	●	Zero.
applicable –	The GAWA :
	●	Is unchanged while the For Life Guarantee is in effect ; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E ).   In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
•   The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or
•   The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or

●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, asset allocation fees, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “ THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 18 .  Withdrawals may be subject to a recapture charge on any Contract Enhancements.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 202 .

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:   Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  We monitor for whether your requested RMD exceeds the standardized calculation for your Contract and we will impose the applicable charges, if necessary, which will be reflected in the confirmation of the transaction. If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e. withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the standardized RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011, then at the time the withdrawal in the first half of calendar year 2010 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2010 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011, he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2010, he should wait until the next Contract Year begins (that is after June 30, 2012) to take his third RMD (the 2012 RMD) , because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix E , particularly examples 4, 5, and 7.   Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.   If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB Adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the youngest Covered Life's 70 th birthday, Or

●	The 10 th Contract Anniversary following the effective date of this endorsement.

The GWB Adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB Adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB Adjustment is recalculated to equal the GWB Adjustment prior to the premium payment plus 200% of the sum of i) the premium payment, net of any applicable premium taxes, and ii) any Contract Enhancement , subject to a maximum of $5,000,000.  (See Example 3 in Appendix E .)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB Adjustment is recalculated to equal the GWB Adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, plus any Contract Enhancements, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E .)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB Adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB Adjustment provision terminates.   In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB Adjustment provision terminates without value .  (Please see example 11 in Appendix E for an illustration of this 200% GWB Adjustment provision.)

Premiums.

With each subsequent premium payment on	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes, plus any Contract Enhancements,.
the Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the sum of i) the subsequent premium payment net of any applicable premium taxes, and ii) any Contract Enhancement ; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit .

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.   The GWB can never be more than $5 million.   See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.   On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value by one of two calculation methods, which must be selected by you at issue and once selected can not be changed .  Under one method the GWB will be reset to the Contract Value on that Contract Anniversary  (the “Contract Anniversary Value”) for the applicable 5, 6, and 7% Bonus Options. (a “Step-Up”). Under the other method the GWB will be reset annually on each Contract Anniversary to the highest quarterly Contract Value, as described immediately below, for the applicable 5 and 6% Bonus Options  (“Highest Quarterly Contract Value “) .  The Step-Up for the 7% Bonus Option is only available with the Contract Anniversary Value Step-Up Option.  (See Examples 6 and 7 in Exhibit E,)

The Contract Anniversary Value method, as opposed to the Highest Quarterly Contract Value method, is determined solely by reference to and use of the Contract Value on that Contract Anniversary.

The Highest Quarterly Contract Value is determined by reference to and use of the Contract Values on the highest of the four prior quarterly Contract Values as follows:

The Highest Quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined.  The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly  Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, plus any Contract Enhancements, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all	The quarterly adjusted Contract Value is equal to the greater of:
prior withdrawals in the current Contract Year, is less than or equal to the greater	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
of the GAWA or RMD, as applicable –	●	Zero.

When a withdrawal, plus all	The quarterly adjusted Contract Value is equal to the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The initial BDB equals (a) the initial premium net of any applicable premium taxes, plus any Contract Enhancement , if this GMWB is elected at issue, or (b) the Contract Value on the Contract Anniversary on which the endorsement is effective, if elected after issue, as subject to availability.

Upon Step-Up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the youngest Covered Life is age 76, a Step-Up occurs and the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value  is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is not greater than the BDB prior to Step-Up, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB, the BDB is set equal to that greater Contract Value.  The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future Step-Up if an age band is crossed.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes, plus any Contract Enhancement .  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more   than $5 million.

With a Step-Up –	The GWB equals the Contract Value, as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, subject to a $5 million maximum .

If the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value is greater than the BDB is prior to the Step-Up, then the BDB is set to equal that greater Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA   percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon Step-Ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage (as adjusted by any increase that occurs pursuant to the same Step-Up) multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when withdrawals are made from the Contract.

  Upon Step-Up on or after the 2 nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge for each available combination of Options, as shown below *   and above in the Fee Table. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic Step-Ups.  Such election must be received in Good Order prior to the Contract Anniversary.   Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.   While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing Step-Ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge.  All requests will be effective on the Contract Anniversary following receipt of the request in Good Order, and any reinstatement of the GWB bonus provision will not reinstate any bonuses that would have been credited during the period when the GWB bonus provision was discontinued.
           *
LifeGuard Freedom Flex With Joint Option GMWB
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.10%÷4	2.10%÷12	1.05%÷4	1.05%÷12
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.50%÷4	2.52%÷12	1.25%÷4	1.26%÷12
6% Bonus and Annual Step-Up	2.50%÷4	2.52%÷12	1.25%÷4	1.26%÷12
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	3.00%÷4	3.00%÷12	1.50%÷4	1.50%÷12
7% Bonus and Annual Step-Up	3.00%÷4	3.00%÷12	1.50%÷4	1.50%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

The GWB can never be more than $5 million with a Step-Up.   However,   the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million) .

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.   The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase .  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse.  Please see the information beginning on page 177 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting this GMWB.

Contract Value Is Zero .   With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when	The GWB is recalculated, equaling the greater of:
the Contract Value is zero	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA :
	●	Is unchanged so long as the For Life Guarantee is in effect ; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  Upon death of the last surviving Covered Life, all rights under the Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation .   In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○
If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.
If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

○
If the surviving spouse is a Covered Life and a GWB Adjustment provision is in force on the Continuation Date then the provision will continue to apply in accordance with the applicable GWB Adjustment provision rules above.  The GWB Adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.
If the surviving spouse is not a Covered Life, any GWB Adjustment is null and void.

○
Step-Ups will continue as permitted in accordance with the Step-Up rules above.
New GAWA percentages will continue to be determined in accordance with the Step-Up rules above if the continuing spouse is a Covered Life.  No such new GAWA percentages will be determined subsequent to continuation by a spouse who is not a Covered Life.

	○	Contract Anniversaries will continue to be based on the original Contract's Issue Date.
	○	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.
○
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the Continuation Date (as if that person survived to that date).

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

	○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.
●
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

●
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 202 .

Termination.   This GMWB terminates, subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge, and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●
The date of death of the Owner (or any joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or
●	The date all obligations for payment under this GMWB are satisfied after the Contract has terminated pursuant to the termination provisions of the Contract.

This GMWB may not otherwise be terminated independently from termination of the Contract.

Annuitization .

Joint Life Income of GAWA.   On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.   On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.   (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.   Upon each payment, the GWB will be reduced by the payment amount, and no payments will be made in excess of the remaining GWB. The annual amount payable will equal the GAWA, except that the last payment may be a smaller amount equal to the then-remaining GWB.   This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued as a tax-qualified Contract under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 61 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral .   This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.   The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 5, 6, or 7% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The percentage that actually applies under your GMWB is the one that is included as the bonus rate in the combination of Options that you elect.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix E , particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 5, 6 or 7% of the Bonus Base. The Bonus Base may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract , the Bonus Base equals the GWB.
●
With a withdrawal , if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment , the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes, plus any Contract Enhancements..
●	With any Step-Up (if the GWB increases upon step-up) , the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.   Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 5, 6 or 7% (as applicable) of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB Adjustment or BDB.
The Bonus is only available during the Bonus Period.  The Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80 th birthday.  (See example below.)
The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.  Such a restart, however, will not reinstate any bonus that would have been credited on  a prior date that was not within a Bonus Period.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2010.  At that time, the bonus period is scheduled to expire on December 1, 2020 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2013), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2023.  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2025 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2025, and would be scheduled to expire on December 1, 2035.  (Please also see Examples 6 and 7 in Appendix E for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Systematic Withdrawal Program.  You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase.  You may withdraw a specified dollar amount (of at least $50 per withdrawal), a specified percentage or earnings.  Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis.  If you have arranged for systematic withdrawals, schedule any planned Step-Up under a GMWB to occur prior to the withdrawal.  Example 7 in Appendix D and Appendix E illustrates the consequences of a withdrawal preceding a Step-Up.  There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on the money you receive.  You may also be subject to a withdrawal charge and an Excess Interest Adjustment.

If your Contract contains a GMWB containing a Transfer of Assets provision, systematic withdrawals are only allowed on a pro-rata basis including all investment options (including the Fixed Account and GMWB Fixed Account) or, in the alternative, may be requested from specified investment options, excluding the GMWB Fixed Account.  Specific to the GMWB Fixed Account, a specified withdrawal request may cause an automatic transfer from the GMWB Fixed Account on the following Contract Monthly Anniversary.

In addition, for Contracts with a GMWB containing a Transfer of Assets provision, the percentage of the partial withdrawal taken from the GMWB Fixed Account cannot exceed the ratio of the GMWB Fixed Account value to the Contract Value.

Suspension of Withdrawals or Transfers.  We may be required to suspend or delay withdrawals or transfers to or from an Investment Division when:

●	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
●	under applicable SEC rules, trading on the New York Stock Exchange is restricted;
●	under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or
●	the SEC, by order, may permit for the protection of Contract Owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account and the GMWB Fixed Account for up to six months or the period permitted by law.

INCOME PAYMENTS (THE INCOME PHASE)

The income phase of your Contract occurs when you begin receiving regular income payments from us.  The Income Date is the day those payments begin.  Once income payments begin, the Contract cannot be returned to the accumulation phase.  You can choose the Income Date and an income option.  All of the Contract Value must be annuitized.  The income options are described below.

If you do not choose an income option, we will assume that you selected option 3, which provides a life annuity with 120 months of guaranteed payments.

You can change the Income Date or income option at least seven days before the Income Date, but changes to the Income Date may only be to a later date.  You must give us written notice at least seven days before the scheduled Income Date.  Income payments must begin by the Contract Anniversary on or next following your 95th birthday under a non-qualified Contract, or by such earlier date as required by the applicable qualified plan, law or regulation.  Under a traditional Individual Retirement Annuity, required minimum distributions must begin in the calendar year in which you attain age 70 1/2 (or such other age as required by law).  Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire.  You do not necessarily have to annuitize your Contract to meet the minimum distribution requirements for Individual Retirement Annuities, qualified plans, and Tax-Sheltered Annuities.  Distributions from Roth IRAs are not required prior to your death.

At the Income Date, you can choose to receive fixed payments or variable payments based on the Investment Divisions.  Unless you tell us otherwise, your income payments will be based on the fixed and variable options that were in place on the Income Date.

You can choose to have income payments made monthly, quarterly, semi-annually or annually.  Or you can choose a single lump sum payment.  If you have less than $5,000 to apply toward an income option and state law permits, we may provide your payment in a single lump sum, part of which may be taxable as Federal Income.  Likewise, if your first income payment would be less than $50 and state law permits, we may set the frequency of payments so that the first payment would be at least $50.

Variable Income Payments.  If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

●	the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;
●	the amount of any applicable premium taxes, recapture charges or withdrawal charges and any Excess Interest Adjustment deducted from your Contract Value on the Income Date;
●	which income option you select; and
●
the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of Annuity Units of the Investment Division(s) you select credited to your Contract.

The investment factors in your Contract are calculated based upon a variety of factors, including an assumed investment rate of 3% for option 4 or 4.5% for options 1-3 and, if you select an income option with a life contingency, the age and gender of the Annuitant.  State variations may apply.

If the actual net investment rate experienced by an Investment Division exceeds the assumed net investment rate, variable annuity payments will increase over time.  Conversely, if the actual net investment rate is less than the assumed net investment rate, variable annuity payments will decrease over time.  If the actual net investment rate equals the assumed net investment rate, the variable annuity payments will remain constant.

If the assumed net investment rate is a lower percentage, for example, 3% versus 4.5% under a particular Annuity Option, the initial payment will be smaller if a 3% assumed net investment rate applies instead of a 4.5% assumed net investment rate, but, all other things being equal, the subsequent 3% assumed net investment rate payments have the potential for increasing in amount by a larger percentage and for decreasing in amount by a smaller percentage.

We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select.  If that performance (measured by changes in the value of Annuity Units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease.  Neither expenses actually incurred (other than taxes on investment return), nor mortality actually experienced, will adversely affect the dollar amount of subsequent income payments.

Income Options.  The Annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and Annuitant).  The following income options may not be available in all states.

Option 1 - Life Income.  This income option provides monthly payments for your life.  No further payments are payable after your death.  No further payments are payable after your death.

Option 2 - Joint and Survivor.  This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.  Upon the death of either person, the monthly payments will continue during the lifetime of the survivor.  No further payments are payable after the death of the survivor.  Upon the death of either person, the monthly payments will continue during the lifetime of the survivor.  No further payments are payable after the death of the survivor.

Option 3 - Life Annuity With at Least 120 or 240 Monthly Payments.  This income option provides monthly payments for the Annuitant's life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period.  If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

Option 4 - Income for a Specified Period.  This income option provides monthly payments for any number of years from 5 to 30.  If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

Additional Options - We may make other income options available.

No withdrawals are permitted during the income phase under an income option that is life contingent.

DEATH BENEFIT

The Contract has a death benefit, namely the basic death benefit, which is payable during the accumulation phase.  Instead you may choose an optional death benefit for an additional charge, availability of which may vary by state.  For more information about the availability of an optional death benefit in your state, please see the application, check with the registered representative helping you to purchase the Contract or contact us at our Annuity Service Center.  Our contact information is on the first page of this prospectus.  With the exception of LifeGuard Freedom Flex DB, which currently may only be selected at issue in conjunction with the purchase of the LifeGuard Freedom Flex GMWB (with 6% Bonus and Annual Step-Up Options) , the optional death benefits are only available upon application.  In addition, once an optional death benefit is chosen, it cannot be canceled , except upon spousal continuation in the case of the LifeGuard Freedom Flex DB.

The effects of any GMWB on the amount payable to your beneficiaries upon your death should be considered in selecting the death benefits in combination with a GMWB.  Except as provided in certain of the GMWB endorsements, no death benefit will be paid upon your death in the event the Contract Value falls to zero.

The death benefit paid to your Beneficiary upon your death is calculated as of the date we receive all required documentation in Good Order which includes, but is not limited to, due proof of death and a completed claim form from the Beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive this documentation from the first Beneficiary).  Payment will include interest to the extent required by law.  The death benefit paid will be the basic death benefit unless you have selected the Earnings Protection Benefit and/or one of the other death benefit endorsements.  If you have a guaranteed minimum death benefit, the amount by which the guaranteed minimum death benefit exceeds the account value will be put into your account as of the date we receive all required documentation from the Beneficiary of record and will be allocated among the Investment Divisions and Fixed Account according to the current allocation instructions on file for your account as of that date.  Each Beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Home Office in Lansing, Michigan.

Basic Death Benefit.  If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit.  If you have a joint Owner, the death benefit will be paid when the first joint Owner dies.  The surviving joint Owner will be treated as the Beneficiary.  Any other Beneficiary designated will be treated as a contingent Beneficiary.  Only a spousal Beneficiary has the right to continue the Contract in force upon your death.

The death benefit equals the greater of:

●	your Contract Value on the date we receive all required documentation from your Beneficiary; or
●
the total premiums you have paid since your Contract was issued reduced for prior withdrawals (including any applicable charges and adjustments) in the same proportion that the Contract Value was reduced on the date of the withdrawal.

Earnings Protection Benefit (“EarningsMax”).  The Earnings Protection Benefit is an optional benefit that may increase the amount of the death benefit payable at your death.  If you are 75 years of age or younger when your Contract is issued, you may elect the Earnings Protection Benefit when the Contract is issued.

If you are under the age of 70 when your Contract is issued and you elect the Earnings Protection Benefit then, the amount that will be added to the death benefit that is otherwise payable is 40% of the earnings in your Contract, subject to the limit described below.

If you are between the ages of 70 and 75 when your Contract is issued and you elect the Earnings Protection Benefit, the amount that will be added to the death benefit that is otherwise payable is 25% of the earnings in your Contract, subject to the limit described below.

For purposes of this benefit, we define earnings as the amount by which the sum of your Contract Value, including any Contract Enhancement, exceeds the remaining premiums (premiums not previously withdrawn).  If the earnings amount is negative, i.e., the total remaining premiums are greater than your Contract Value, no Earnings Protection Benefit will be paid.  In determining the maximum amount of earnings on which we will calculate your Earnings Protection Benefit, earnings shall never exceed 250% of the remaining premiums, excluding remaining premiums paid in the 12 months prior to the date of your death (other than your initial premium if you die in the first Contract year).

As described below, if your spouse exercises the Special Spousal Continuation Option upon your death, the Earnings Protection Benefit will be paid upon your death and your spouse may then discontinue the Earnings Protection Benefit.  If your spouse fails to make such an election, the Earnings Protection Benefit will remain in force and upon your spouse's death we will pay an Earnings Protection Benefit if the Contract has accrued additional earnings since your death.  In calculating that benefit, we will not take into consideration earnings accrued on or prior to the Continuation Date (as defined in “Special Spousal Continuation Option” beginning on page 202).  In addition, the maximum earnings on which we calculate the Earnings Protection Benefit is 250% of the Contract Value after application of the Continuation Adjustment plus remaining premiums paid on or after the Continuation Date (excluding remaining premiums paid within 12 months of your spouse's death).

You must elect the Earnings Protection Benefit when you apply for your Contract.  Once elected, the benefit may not be terminated.  However, if the Contract is continued under the Special Spousal Continuation Option, your spouse may then elect to discontinue the Earnings Protection Benefit.

No Earnings Protection Benefit (other than a “Continuation Adjustment” described below in “Special Spousal Continuation”) will be paid:

●	if your Contract is in the income phase at the time of your death;
●	if there are no earnings in your Contract; or
●	if your spouse exercises the Special Spousal Continuation Option (described below) and either
○ is age 76 or older at the Continuation Date or
○ elects to discontinue the Earnings Protection Benefit.

The Earnings Protection Benefit may not be available in your state.  See your financial advisor for information regarding the availability of the Earnings Protection Benefit.

Optional Death Benefits.  Several optional death benefits are available, in lieu of or in addition to any Earnings Protection Benefit, which are designed to protect your Contract Value from potentially poor investment performance and the impact that poor investment performance could have on the amount of the basic death benefit.  Because there is an additional annual charge for each of these optional death benefits, and because you cannot change your selection, please be sure that you have read about and understand the Contract's basic death benefit before selecting an optional death benefit.  Except for LifeGuard Freedom Flex DB, all optional death benefits are available if you are 79 years of age or younger on the Contract's Issue Date.  The LifeGuard Freedom 6 DB is only available in conjunction with the purchase of the LifeGuard Freedom Flex GMWB (with 6% Bonus and Annual Step-Up Options) and only if the Owner is 35 to 70 years of age on the date the endorsement is added to the Contract.  The older you are at the time of selection, the less advantageous it would be for you to select an optional death benefit.  These optional death benefits are subject to our administrative rules to assure appropriate use, which administrative rules may be changed, as necessary.

For purposes of these optional death benefits, “Net Premiums” are defined as your premium payments net of premium taxes, reduced by any withdrawals (including applicable charges and deductions) at the time of the withdrawal in the same proportion that the Contract Value was reduced on the date of the withdrawal.  Accordingly, if a withdrawal were to reduce the Contract Value by 50%, for example, Net Premiums would also be reduced by 50%.  Similarly, with the “Highest Quarterly Anniversary Value” component, the adjustment to your Contract Value for any withdrawals (including applicable charges and deductions) will have occurred proportionally at the time of the withdrawals.

Following are the calculations for the optional death benefits.  For purposes of these calculations, with the “Roll-up” component, interest will compound (accumulate) until the Contract Anniversary immediately preceding your 81st birthday.

5% Roll-up Death Benefit, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
(b)	total Net Premiums since your Contract was issued; or
(c)	your GMDB Benefit Base.

The GMDB Benefit Base for the 5% Roll-up Death Benefit will be determined as of the end of any business day and is equal to:

●	The Step-Up Value on the most recent Step-Up Date,
●	Plus any premium paid (net of any applicable premium taxes) subsequent to the determination of the Step-Up Value,
●	Less any withdrawal adjustments for withdrawals taken subsequent to the determination of the Step-Up Value,

compounded at an annual interest rate of 5% from the Step-Up Date until the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday.
However, the interest rate is 4% per annum if you are 70 years old or older on the endorsement’s effective date.  The interest rate is 3% per annum for all ages in Washington State.

All premium payment adjustments will occur at the time of the premium payment, unless the premium payment is received during the first Contract Quarter.  If the premium payment is received during the first Contract Quarter, the adjustment to the GMDB Benefit Base for the premium payment effectively occurs on the Issue Date, which lessens the impact a subsequent withdrawal may have on the GMDB Benefit Base.  All withdrawal adjustments are made at the end of the Contract Year and on the date of receipt of due proof of death (after the calculation of this guaranteed minimum death benefit's charge).  For total withdrawals up to 5% of the GMDB Benefit Base as of the previous Contract Anniversary (or the Issue Date, as applicable), the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal).  After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 5% of the GMDB Benefit Base as of the previous Contract Anniversary (or the Issue Date, as applicable) is the GMDB Benefit Base immediately prior to the excess withdrawal adjustment multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawals (including any applicable charges and adjustments to such excess withdrawals).  Withdrawals, particularly excess withdrawals, may prematurely reduce the value of this 5% Roll-up Death Benefit.

The Step-Up Date is initially equal to the endorsement’s effective date, and the Step-Up Value is initially equal to: (a) the initial premium paid (net of any applicable premium taxes) if the endorsement’s effective date is the Contract’s Issue Date: or (b) the Contract Value, less any recapture charges, as of the endorsement’s effective date if the effective date is after the Contract’s Issue Date.  If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary following the endorsement’s effective date or the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday, the Step-Up Date is set equal to that Contract Anniversary, and the Step-Up Value is set equal to the Contract Value on that Step-Up Date.

The GMDB Benefit Base is used only in connection with the determination of the guaranteed minimum death benefit, does not affect other endorsements, and is not reflective of the Contract Value.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments.  If the Income Date is before the Latest Income Date, then this optional death benefit endorsement terminates and no death benefit is payable.  However, if the Income Date is on the Latest Income Date, then the death benefit amount is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMDB Benefit Base on the Income Date; and
(b) = the Contract Value on the Income Date.

If there is a death benefit amount on or after the Income Date, it will be payable to the Beneficiary when due proof of the Owner’s death is received by the Company in Good Order.  If the Owner is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment.

6% Roll-up Death Benefit, changes your basic death benefit during the accumulation phase of your contract to the greatest of:

(a)	your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
(b)	total Net Premiums since your Contract was issued; or
(c)	your GMDB Benefit Base.

The GMDB Benefit Base for the 6% Roll-up Death Benefit will be determined as of the end of any business day and is equal to:

●	The Step-Up Value on the most recent Step-Up Date,
●	Plus any premium paid (net of any applicable premium taxes) subsequent to the determination of the Step-Up Value,
●	Less any withdrawal adjustments for withdrawals taken subsequent to the determination of the Step-Up Value,

compounded at an annual interest rate of 6% from the Step-Up Date until the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday.
However, the interest rate is 5% per annum if you are 70 years old or older on the endorsement’s effective date.  The interest rate is 3% per annum for all ages in Washington State.

All premium payment adjustments will occur at the time of the premium payment, unless the premium payment is received during the first Contract Quarter.  If the premium payment is received during the first Contract Quarter, the adjustment to the GMDB Benefit Base for the premium payment effectively occurs on the Issue Date, which lessens the impact a subsequent withdrawal may have on the GMDB Benefit Base.  All withdrawal adjustments are made at the end of the Contract Year and on the date of receipt of due proof of death (after the calculation of this guaranteed minimum death benefit's charge).  For total withdrawals up to 6% of the GMDB Benefit Base as of the previous Contract Anniversary (or the Issue Date, as applicable), the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal).  After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 6% of the GMDB Benefit Base as of the previous Contract Anniversary (or the Issue Date, as applicable) is the GMDB Benefit Base immediately prior to the excess withdrawal adjustment multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawals (including any applicable charges and adjustments to such excess withdrawals).  Withdrawals, particularly excess withdrawals, may prematurely reduce the value of this 6% Roll-up Death Benefit.

The Step-Up Date is initially equal to the endorsement’s effective date, and the Step-Up Value is initially equal to: (a) the initial premium paid (net of any applicable premium taxes) if the endorsement’s effective date is the Contract’s Issue Date; or (b) the Contract Value, less any recapture charges, as of the endorsement’s effective date if the effective date is after the Contract’s Issue Date.  If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary following the endorsement’s effective date or the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday, the Step-Up Date is set equal to that Contract Anniversary, and the Step-Up Value is set equal to the Contract Value on that Step-Up Date.

The GMDB Benefit Base is used only in connection with the determination of the guaranteed minimum death benefit, does not affect other endorsements, and is not reflective of the Contract Value.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments.  If the Income Date is before the Latest Income Date, then this optional death benefit endorsement terminates and no death benefit is payable.  However, if the Income Date is on the Latest Income Date, then the death benefit amount is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMDB Benefit Base on the Income Date; and
(b) = the Contract Value on the Income Date.

If there is a death benefit amount on or after the Income Date, it will be payable to the Beneficiary when due proof of the Owner’s death is received by the Company in Good Order.  If the Owner is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment.

Highest Quarterly Anniversary Value Death Benefit, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
(b)	total Net Premiums since your Contract was issued; or
(c)	your GMDB Benefit Base.

The GMDB Benefit Base for the Highest Quarterly Anniversary Value Death Benefit will be determined as of the end of any business day and is equal to the greatest of the adjusted quarterly Contract Values on the endorsement’s effective date and on any Contract Quarterly Anniversary following the endorsement’s effective date but prior to the Owner's 81st birthday.  Each adjusted quarterly Contract Value is equal to:

●	The Contract Value on the endorsement’s effective date or Contract Quarterly Anniversary, as applicable,
●	Less for any withdrawals subsequent to that date (including any applicable charges and adjustments for such withdrawals),
●	Plus any premium paid (net of any applicable premium taxes) subsequent to that date.

For the purposes of calculating the GMDB Benefit Base, all adjustments will occur at the time of the withdrawal or premium payment and all adjustments for amounts withdrawn will reduce the GMDB Benefit Base in the same proportion that the Contract Value was reduced on the date of such withdrawal.  Withdrawals may prematurely reduce the value of this Highest Quarterly Anniversary Value Death Benefit.

The GMDB Benefit Base is used only in connection with the determination of the guaranteed minimum death benefit, does not affect other endorsements, and is not reflective of the Contract Value.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments.  If the Income Date is before the Latest Income Date, then this optional death benefit endorsement terminates and no death benefit is payable.  However, if the Income Date is on the Latest Income Date, then the death benefit amount is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMDB Benefit Base on the Income Date; and
(b) = the Contract Value on the Income Date.

If there is a death benefit amount on or after the Income Date, it will be payable to the Beneficiary when due proof of the Owner’s death is received by the Company in Good Order.  If the Owner is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment.

Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
(b)	total Net Premiums since your Contract was issued; or
(c)	your GMDB Benefit Base.

The GMDB Benefit Base for the Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit will be determined as of the end of any business day and is equal to the greater of (a) or (b):

(a) is the Roll-Up Component which is equal to:

●	The Step-Up Value on the most recent Step-Up Date,
●	Plus any premium paid (net of any applicable premium taxes) subsequent to the determination of the Step-Up Value,
●	Less any withdrawal adjustments for withdrawals taken subsequent to the determination of the Step-Up Value,

compounded at an annual interest rate of 5% from the Step-Up Date until the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday.
However, the interest rate is 4% per annum if you are 70 years old or older on the endorsement’s effective date.  The interest rate is 3% per annum for all ages in Washington State.

For purposes of calculating the Roll-Up Component, adjustments to the GMDB Benefit Base due to the payment of the premium will occur at the time of the premium payment, unless the premium payment is received during the first Contract Quarter.  If the premium payment is received during the first Contract Quarter, the adjustment to the GMDB Benefit Base for the premium payment effectively occurs on the Issue Date, which lessens the impact a subsequent withdrawal may have on the GMDB Benefit Base.  All withdrawal adjustments are made at the end of the Contract Year and on the date of receipt of due proof of death (after the calculation of this guaranteed minimum death benefit's charge).  For total withdrawals up to 5% of the Roll-Up Component as of the previous Contract Anniversary (or the Issue Date, as applicable), the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal).  After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 5% of the Roll-Up Component as of the previous Contract Anniversary (or the Issue Date, as applicable) is the Roll-Up Component immediately prior to the excess withdrawal adjustment multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawals (including any applicable charges and adjustments to such excess withdrawals).  Withdrawals, particularly excess withdrawals, may prematurely reduce the value of this Roll-Up Component.

and (b) is the Highest Quarterly Anniversary Value Component, which is equal to the greatest of the adjusted quarterly Contract Values on the endorsement’s effective date and on any Contract Quarterly Anniversary following the endorsement’s effective date but prior to the Owner's 81st birthday.  Each adjusted quarterly Contract Value is equal to:

●	The Contract Value on the endorsement’s effective date or Contract Quarterly Anniversary, as applicable,
●	Less for any withdrawals subsequent to that date (including any applicable charges and adjustments for such withdrawals),
●	Plus any premium paid (net of any applicable premium taxes) subsequent to that date.

For the purposes of calculating the Highest Quarterly Anniversary Value Component, all adjustments will occur at the time of the withdrawal or premium payment and all adjustments for amounts withdrawn will reduce the Highest Quarterly Anniversary Value Component in the same proportion that the Contract Value was reduced on the date of such withdrawal.  Withdrawals may prematurely reduce the value of this Highest Quarterly Anniversary Value Component.
The Step-Up Date is initially equal to the endorsement’s effective date, and the Step-Up Value is initially equal to: (a) the initial premium paid (net of any applicable premium taxes) if the endorsement’s effective date is the Contract’s Issue Date: or (b) the Contract Value, less any recapture charges, as of the endorsement’s effective date if the effective date is after the Contract’s Issue Date.  If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary following the endorsement’s effective date or the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday, the Step-Up Date is set equal to that Contract Anniversary, and the Step-Up Value is set equal to the Contract Value on that Step-Up Date.

The GMDB Benefit Base is used only in connection with the determination of the guaranteed minimum death benefit, does not affect other endorsements, and is not reflective of the Contract Value.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments.  If the Income Date is before the Latest Income Date, then this optional death benefit endorsement terminates and no death benefit is payable.  However, if the Income Date is on the Latest Income Date, then the death benefit amount is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMDB Benefit Base on the Income Date; and
(b) = the Contract Value on the Income Date.

If there is a death benefit amount on or after the Income Date, it will be payable to the Beneficiary when due proof of the Owner’s death is received by the Company in Good Order.  If the Owner is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment.

Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
(b)	total Net Premiums since your Contract was issued; or
(c)	your GMDB Benefit Base.

The GMDB Benefit Base for the Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit will be determined as of the end of any business day and is equal to the greater of (a) or (b):

(a) is the Roll-Up Component which is equal to:

●	The Step-Up Value on the most recent Step-Up Date,
●	Plus any premium paid (net of any applicable premium taxes) subsequent to the determination of the Step-Up Value,
●	Less any withdrawal adjustments for withdrawals taken subsequent to the determination of the Step-Up Value,

compounded at an annual interest rate of 6% from the Step-Up Date until the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday.
However, the interest rate is 5% per annum if you are 70 years old or older on the endorsement’s effective date.  The interest rate is 3% per annum for all ages in Washington State.

For purposes of calculating the Roll-Up Component, adjustments to the GMDB Benefit Base due to the payment of the premium will occur at the time of the premium payment, unless the premium payment is received during the first Contract Quarter.  If the premium payment is received during the first Contract Quarter, the adjustment to the GMDB Benefit Base for the premium payment effectively occurs on the Issue Date, which lessens the impact a subsequent withdrawal may have on the GMDB Benefit Base  All withdrawal adjustments are made at the end of the Contract Year and on the date of receipt of due proof of death (after the calculation of this guaranteed minimum death benefit's charge).  For total withdrawals up to 6% of the Roll-Up Component as of the previous Contract Anniversary (or the Issue Date, as applicable), the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal).  After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 6% of the Roll-Up Component as of the previous Contract Anniversary (or the Issue Date, as applicable) is the Roll-Up Component immediately prior to the excess withdrawal adjustment multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawals (including any applicable charges and adjustments to such excess withdrawals).  Withdrawals, particularly excess withdrawals, may prematurely reduce the value of this Roll-Up Component.

and (b) is the Highest Quarterly Anniversary Value Component, which is equal to the greatest of the adjusted quarterly Contract Values on the endorsement’s effective date and on any Contract Quarterly Anniversary following the endorsement’s effective date but prior to the Owner's 81st birthday.  Each adjusted quarterly Contract Value is equal to:

●	The Contract Value on the endorsement’s effective date or Contract Quarterly Anniversary, as applicable,
●	Less for any withdrawals subsequent to that date (including any applicable charges and adjustments for such withdrawals),
●	Plus any premium paid (net of any applicable premium taxes) subsequent to that date.

For the purposes of calculating the Highest Quarterly Anniversary Value Component, all adjustments will occur at the time of the withdrawal or premium payment and all adjustments for amounts withdrawn will reduce the Highest Quarterly Anniversary Value Component in the same proportion that the Contract Value was reduced on the date of such withdrawal.  Withdrawals may prematurely reduce the value of this Highest Quarterly Anniversary Value Component.

The Step-Up Date is initially equal to the endorsement’s effective date, and the Step-Up Value is initially equal to: (a) the initial premium paid (net of any applicable premium taxes) if the endorsement’s effective date is the Contract’s Issue Date: or (b) the Contract Value, less any recapture charges, as of the endorsement’s effective date if the effective date is after the Contract’s Issue Date.  If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary following the endorsement’s effective date or the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday, the Step-Up Date is set equal to that Contract Anniversary, and the Step-Up Value is set equal to the Contract Value on that Step-Up Date.

The GMDB Benefit Base is used only in connection with the determination of the guaranteed minimum death benefit, does not affect other endorsements, and is not reflective of the Contract Value.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments.  If the Income Date is before the Latest Income Date, then this optional death benefit endorsement terminates and no death benefit is payable.  However, if the Income Date is on the Latest Income Date, then the death benefit amount is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMDB Benefit Base on the Income Date; and
(b) = the Contract Value on the Income Date.

If there is a death benefit amount on or after the Income Date, it will be payable to the Beneficiary when due proof of the Owner’s death is received by the Company in Good Order.  If the Owner is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment.

LifeGuard Freedom 6 DB, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	The Contract's Basic Death Benefit (see the description above); or
(b)	The GMWB Death Benefit

PLEASE NOTE:  EFFECTIVE OCTOBER 11, 2010, THE LIFEGUARD FREEDOM 6 DB ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The LifeGuard Freedom 6 DB is only available in conjunction with the purchase of the LifeGuard Freedom 6 GMWB and only if the Owner is 75 years of age or younger on the date the endorsement is added to the Contract.  At election, the GMWB Death Benefit equals the LifeGuard Freedom 6 GMWB Guaranteed Withdrawal Balance (GWB).  If you select the LifeGuard Freedom 6 GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of any applicable premium taxes and adjusted for any subsequent premium payments and withdrawals.  If the LifeGuard Freedom 6 GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  Election after issue of LifeGuard Freedom 6 DB is only permitted if another optional death benefit endorsement has not been elected.

At the time of a partial withdrawal, if the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of (1) the LifeGuard Freedom 6 GMWB Guaranteed Annual Withdrawal Amount (GAWA) or (2) the required minimum distribution (RMD) under the Internal Revenue Code (for certain tax-qualified Contracts), the GMWB Death Benefit will be unchanged.  If a partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA or the RMD, the excess withdrawal is defined to be the lesser of (1) the amount of the partial withdrawal or (2) the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, and the GMWB Death Benefit is reduced in the same proportion as the Contract Value is reduced for the excess withdrawal.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

With each subsequent premium received after this endorsement is effective, the GMWB Death Benefit is recalculated to equal the GMWB Death Benefit prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.00.

In addition, on the 7th Contract Anniversary following the effective date of the endorsement, the GMWB Death Benefit will automatically step up to the Contract Value if the Contract Value is greater than the GMWB Death Benefit.

The GMWB Death Benefit is not adjusted upon step-up of the LifeGuard Freedom 6 GMWB GWB, the application of the GWB adjustment or the application of any bonus.  The GMWB Death Benefit will terminate on the date the Contract Value equals zero.

For more information about how the LifeGuard Freedom 6 GMWB works, including how the GWB and GAWA are calculated, please see “For Life GMWB With Bonus and Annual Step-Up” beginning on page 75.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments.  If the Income Date is before the Latest Income Date, then this optional death benefit endorsement terminates and no death benefit is payable.  However, if the Income Date is on the Latest Income Date and one of the following income options is elected, then the corresponding death benefit is payable:

●
Life Income of the GAWA.  If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

●
Specified Period Income of the GAWA.  If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.
If, under this income option, the Owner is not deceased as of the date that the final payment of the remaining GWB is due, the death benefit will be payable in a lump sum to the Owner along with the remaining GWB.

●
Life Income.  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:
(a) = the GMWB Death Benefit on the Income Date; and
(b) = the Contract Value on the Income Date.

●
Joint and Survivor.  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the survivor's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:
(a) = the GMWB Death Benefit on the Income Date; and
(b) = the Contract Value on the Income Date.

●
Life Annuity With at Least 120 Monthly Payments.  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:
(a) = the GMWB Death Benefit on the Income Date; and
(b) = the Contract Value on the Income Date.

LifeGuard Freedom Flex DB , if elected, replaces your basic death benefit and is the only death benefit during the accumulation phase of your Contract.  The LifeGuard Freedom Flex DB is the greater of:

(a) The Contract's Basic Death Benefit (see the description above); or
(b) The GMWB Death Benefit as calculated under this death benefit.

The LifeGuard Freedom Flex DB is only available currently in conjunction with the purchase of the 6% Bonus and Annual Step-Up combination of LifeGuard Freedom Flex GMWB  (the “LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups Option”) and only if the Owner is 35 to 70 years of age on the date that the endorsement is issued in connection with the Contract.  At election, the GMWB Death Benefit equals the LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups Guaranteed Withdrawal Balance (GWB).  When purchased at Contract issuance, the GWB is your initial premium payment, net of any applicable premium taxes, plus any Contract Enhancements on the premium payments.
At the time of a partial withdrawal, if the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of (1) LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups Option Guaranteed Annual Withdrawal Amount (GAWA) or (2) the required minimum distribution (RMD) under the Internal Revenue Code (for certain tax-qualified Contracts), the GMWB Death Benefit will be unchanged.  If a partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA or the RMD, the excess withdrawal is defined to be the lesser of (1) the amount of the partial withdrawal or (2) the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD; and the GMWB Death Benefit is reduced in the same proportion as the Contract Value is reduced for the excess withdrawal.   Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

With each subsequent premium received after this endorsement is effective, the GMWB Death Benefit is recalculated to equal the GMWB Death Benefit prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.

In addition, on the 7 th Contract Anniversary following the effective date of the endorsement, the GMWB Death Benefit will automatically step up to the Contract Value if the Contract Value is greater than the GMWB Death Benefit, subject to a maximum of $5,000,000.

The GMWB Death Benefit is not adjusted upon Step-Up of the LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups GWB, the application of the GWB Adjustment or the application of any bonus.   The GMWB Death Benefit will terminate on the date the Contract Value equals zero.

Upon continuation of the Contract by a spousal Beneficiary, the surviving spouse may elect to terminate LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups, in which case the GMWB death benefit will be included in the calculation of the Continuation Adjustment.  If the spouse does not make such an election, the endorsement, including the death benefit thereunder, will continue in accordance with its terms, but the GMWB death benefit will not be included in the Continuation Adjustment.

For more information about how the LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups works, including how the GWB and GAWA are calculated, please see “For Life GMWB With Bonus and Step-Up” beginning on page .

Unlike the basic death benefit, LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups may provide a death benefit on or after the Income Date, which is the date on which you begin receiving annuity payments.  If the Income Date is before the Owner attains the age of 95, then this endorsement terminates and no death benefit under the endorsement is payable.  However, if the Income Date is on the date the Owner attains age of 95 (the latest possible Income Date) and one of the following income options is elected, then the corresponding death benefit is payable:

●
Life Income of the GAWA .  If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner’s (or either joint Owner’s) death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

●
Specified Period Income of the GAWA .  If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner’s (or either joint Owner’s) death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.
If, under this income option, no Owner is deceased as of the date that the final payment of the remaining GWB is due, the death benefit will be payable in a lump sum to the Owner(s) along with the remaining GWB.

●
Life Income .  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant’s death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:
(a) = the GMWB Death Benefit on the Income Date; and
(b) = the Contract Value on the Income Date.

●
Joint and Survivor .  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the survivor payee’s death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:
(a) = the GMWB Death Benefit on the Income Date; and
(b) = the Contract Value on the Income Date.

●
Life Annuity With at Least 120 Monthly Payments .  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant’s death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:
(a) = the GMWB Death Benefit on the Income Date; and
(b) = the Contract Value on the Income Date.

The death benefits under the Income Options vary depending on which Income Option you select. Either  the GMWB Death Benefit calculation, described above, with or without any remaining GWB, or the greater of the GMWB Death Benefit calculation or the Contract Value is payable. Each is computed on the Income Date. For more information on these Income Options, see “LifeGuard Freedom Flex GMWB – Annuitization” beginning on page 175, and  “Income Options” beginning on  page 190.”

Payout Options. The basic death benefit and the optional death benefits can be paid under one of the following payout options:

●	single lump sum payment; or
●	payment of entire death benefit within 5 years of the date of death; or
●
payment of the entire death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy, with the balance of the death benefit payable to the Beneficiary.  Any portion of the death benefit not applied under an income option within one year of the Owner's death, however, must be paid within five years of the date of the Owner's death.

Under these payout options, the Beneficiary may also elect to receive additional lump sums at any time.  The receipt of any additional lump sums will reduce the future income payments to the Beneficiary.

Unless the Beneficiary chooses to receive the entire death benefit in a single sum, the Beneficiary must elect a payout option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death.  If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days.  If your Beneficiary is your spouse, he/she may elect to continue the Contract, at the current Contract Value, in his/her own name.  For more information, please see “Special Spousal Continuation Option” beginning on page 202.

Pre-Selected Payout Options.  As Owner, you may also make a predetermined selection of the death benefit payout option if your death occurs before the Income Date.  However, at the time of your death, we may modify the death benefit option if the death benefit you selected exceeds the life expectancy of the Beneficiary.  If this Pre-selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract.  This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code.  If the Beneficiary does not submit the required documentation for the death benefit to us within one year of your death, however, the death benefit must be paid, in a single lump sum, within five years of your death.  The Pre-selected Death Benefit Option may not be available in your state.

Special Spousal Continuation Option. If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option, no death benefit will be paid at that time.  Moreover, we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value.  We calculate this amount using the Contract Value and death benefit as of the date we receive completed forms and due proof of death from the Beneficiary of record and the spousal Beneficiary's written request to continue the Contract (the “Continuation Date”).  We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse.  The Special Spousal Continuation Option may not be available in your state.  See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

If your spouse continues the Contract in his/her own name under the Special Spousal Continuation Option, the new Contract Value will be considered the initial premium for purposes of determining any future death benefit including any Earnings Protection Benefit under the Contract.  The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract prospectively, so the death benefit may be at a different level.

If your spouse elects to continue the Contract, your spouse, as new Owner, cannot terminate most of the optional benefits you elected.  However, your spouse may then terminate the Earnings Protection Benefit and no further Earnings Protection Benefit charges will be deducted and no Earnings Protection Benefit will be paid upon your spouse's death.  A GMWB will terminate upon your death (and no further GMWB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract.  For more information, please see the respective GMWB subsections in this prospectus.

Unless your spouse discontinues the Earnings Protection Benefit on the Continuation Date, charges for the benefit will be deducted even though no Earnings Protection Benefit will apply if your spouse is 76 or older when the Contract is continued.

The Special Spousal Continuation Option is available to elect one time on the Contract.  However, if you have elected the Pre-Selected Death Benefit Option the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code.  The Pre-Selected Death Benefit Option may not be available in your state.

Death of Owner On or After the Income Date.  If you or a joint Owner dies, and is not the Annuitant, on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death.  If you die, the Beneficiary becomes the Owner.  If the joint Owner dies, the surviving joint Owner, if any, will be the designated Beneficiary.  Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.  A contingent Beneficiary is entitled to receive payment only after the Beneficiary dies.

Death of Annuitant.  If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant, subject to our underwriting rules.  If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant.  However, if the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

If the Annuitant dies on or after the Income Date, any remaining guaranteed payment will be paid to the Beneficiary as provided for in the income option selected.  Any remaining guaranteed payment will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

TAXES

The following is only general information and is not intended as tax advice to any individual.  Additional tax information is included in the SAI.  You should consult your own tax adviser as to how these general rules will apply to you if you purchase a Contract.

CONTRACT OWNER TAXATION

Tax-Qualified and Non-Qualified Contracts.  If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan) your Contract will be what is referred to as a tax-qualified contract.  Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral.  You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified contract.

If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

Non-Qualified Contracts – General Taxation.  Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either a withdrawal, including withdrawals under any GMWB you may elect, or an income payment) is made from the Contract.  This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person).  Loans based on a non-qualified Contract are treated as distributions.

Non-Qualified Contracts – Aggregation of Contracts. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract.  Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

Non-Qualified Contracts – Withdrawals and Income Payments.  Any withdrawal from a non-qualified Contract, including withdrawals under any GMWB you may elect, is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract.  In contrast, a part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of premium.  The balance of each income payment is taxable as ordinary income.  The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made.  Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income.  Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract.  This penalty tax will not apply to any amounts:

●	paid on or after the date you reach age 59 1/2;
●	paid to your Beneficiary after you die;
●	paid if you become totally disabled (as that term is defined in the Code);
●
paid in a series of substantially equal periodic payments made annually (or more frequently) for your life (or life expectancy) or for a period not exceeding the joint lives (or joint life expectancies) of you and your Beneficiary;

●	paid under an immediate annuity; or
●	which come from premiums made prior to August 14, 1982.

Non-Qualified Contracts – Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a “designated beneficiary” is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner's death.  The Owner's “designated beneficiary,” who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death.  However, if the Owner's “designated beneficiary” is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

Tax-Qualified Contracts – Withdrawals and Income Payments.  The Code imposes limits on loans, withdrawals, and income payments under tax-qualified Contracts.  The Code also imposes required minimum distributions for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract.  These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI.  Any withdrawals under a tax-qualified Contract, including withdrawals under any GMWB you may elect, will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions).  In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

Withdrawals – Tax-Sheltered Annuities.  The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities.  Withdrawals can only be made when an Owner:

●	reaches age 59 1/2;
●	leaves his/her job;
●	dies;
●	becomes disabled (as that term is defined in the Code); or
●	experiences hardship. However, in the case of hardship, the Owner can only withdraw the premium and not any earnings.

Withdrawals – Roth IRAs.  Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity.  Qualified distributions from Roth IRA annuities are entirely federal income tax free.  A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild or ancestor.
Constructive Withdrawals – Investment Adviser Fees.  Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract.  In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes.  Under the facts in these Rulings:

●	there was a written agreement providing for payments of the fees solely from the annuity Contract,
●	the Contract Owner had no liability for the fees, and
●	the fees were paid solely from the annuity Contract to the adviser.

Extension of Latest Income Date.  If you do not annuitize your non-qualified Contract on or before the latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes.  The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the Contract Value each year from the inception of the Contract or the entire increase in the Contract Value would be taxable in the year of your Latest Income Date.  In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time.  Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

Death Benefits.  None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits.  The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments.  Estate or gift taxes may also apply.

IRS Approval.  The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

Assignment.  An assignment of your Contract will generally be a taxable event.  Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended.  These limits are summarized in the SAI.  You should consult your tax adviser prior to making any assignment of your Contract.

Diversification.  The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract.  We believe that the underlying investments are being managed so as to comply with these requirements.  A fuller discussion of the diversification requirements is contained in the SAI.

Owner Control.  In a Revenue Ruling issued in 2003, the Internal Revenue Service (IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets.  Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the contract owner and Jackson regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.

The Contract will differ from the contracts described in the Revenue Ruling, in two respects.  The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 99 Investment Divisions and at least one Fixed Account Option, although a Contract Owner's Contract Value can be allocated to no more than 18 fixed and variable options at any one time.  The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner will be permitted to make up to 15 transfers in any one year without a charge.

The Revenue Ruling states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.  Jackson does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract.  At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance.  We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

Withholding. In general, the income portion of distributions from a Contract are subject to 10% federal income tax withholding and the income portion of income payments are subject to withholding at the same rate as wages unless you elect not to have tax withheld.  Some states have enacted similar rules.  Different rules may apply to payments delivered outside the United States.

Eligible rollover distributions from a Contract issued under certain types of  tax-qualified plans  will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments.  Distributions which may not be rolled over are those which are:

(a)
one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee's beneficiary, or (c) for a specified period of ten years or more;

(b)	a required minimum distribution;
(c)	a hardship withdrawal; or
(d)	the non-taxable portion of a distribution.

JACKSON TAXATION

We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below.  While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the Contract.  We will periodically review the issue of charging for these taxes and may impose a charge in the future.  (We do impose a so-called “Federal (DAC) Tax Charge” under variable life insurance policies, but the “Federal (DAC) Tax Charge” merely compensates us for the required deferral of acquisition cost and does not constitute company income taxes.)

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law.  These benefits reduce our overall corporate income tax liability.  Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material.  We do not pass these benefits through to the separate accounts, principally because:  (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product owners are not the owners of the assets generating the benefits under applicable income tax law; and (iii) while we impose a so-called “Federal (DAC) Tax Charge” under variable life insurance policies, we do not currently include company income taxes in the charges owners pay under the products.

OTHER INFORMATION

Dollar Cost Averaging.  If the amount allocated to the Investment Divisions plus the amount allocated to a Fixed Account Option is at least $15,000, you can arrange to have a dollar amount or percentage of money periodically transferred automatically into the Investment Divisions and other Fixed Account Options (each a "Designated Option") from the one-year Fixed Account Option or any of the Investment Divisions (each a “Source Option”).   For Contracts issued on or after October 11, 2010 , if we impose any transfer restrictions on the one-year Fixed Account Option as discussed in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions,” then (i) the one-year Fixed Account Option can be used as a Source Option for Dollar Cost Averaging only with respect to new premiums that are allocated to that Source Option, (ii) only a twelve-month Dollar Cost Averaging period may be selected, (iii) transfers out of the one-year Fixed Account Option pursuant to such Dollar Cost Averaging will not count against the maximum amount limitations we have imposed on transfers out of the one-year Fixed Account Option and (iv) transfers from that Source Option other than such scheduled transfers will not be permitted.

To the extent that Fixed Account Options are not available or are otherwise restricted from being a Dollar Cost Averaging Source Option , D ollar C ost A veraging will be exclusively from the Investment Divisions.  In the case of transfers from the one-year Fixed Account Option or Investment Divisions with a stable unit value to the Investment Divisions, Dollar Cost Averaging can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase.  Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets.  There is no charge for Dollar Cost Averaging.  Certain restrictions may apply.

Dollar Cost Averaging Plus (DCA+).  The DCA+ Fixed Account Option is a “source account” designed for dollar cost averaging transfers to Investment Divisions or systematic transfers to other Fixed Account Options.   A Contract Value of $15,000 is required to participate.   The DCA+ Fixed Account Option is credited with an enhanced interest rate.  If a DCA+ Fixed Account Option is selected, monies in the DCA+ Fixed Account Option will be systematically transferred to the Investment Divisions or other Fixed Account Options chosen over a DCA+ term of either twelve months or six months, as you select.

For Contracts issued on or after October 11, 2010 , transfers out of the DCA+ Fixed Account Option other than the automatic DCA+ transfers can be made only if you discontinue use of the DCA+ Fixed Account Option.  Also, for Contracts issued on or after October 11, 2010 , if we impose any transfer restrictions on the one-year Fixed Account Option as discussed in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions,” then (i) you may not discontinue the DCA+ Fixed Account Option or otherwise transfer or withdraw any amounts from the DCA+ Fixed Account Option, but (ii) automatic transfers pursuant to DCA+ will not count against any maximum amount limitations we have imposed on transfers out of the one-year Fixed Account Option.

There is no charge for DCA+.  You should consult your Jackson representative with respect to the current availability of the Fixed Account Options and the availability of DCA+.

Earnings Sweep.  You can choose to move your earnings from the source accounts (only applicable from the one-year Fixed Account Option, if currently available, and the Money Market Investment Division).  There is no charge for Earnings Sweep.

Rebalancing.  You can arrange to have us automatically reallocate your Contract Value among Investment Divisions and the one-year Fixed Account Option (if currently available) periodically to maintain your selected allocation percentages.   If your Contract was issued on or after October 11, 2010, rebalancing will terminate if your rebalancing program includes the one-year Fixed Account Option and (i) we impose any transfer restrictions on the one-year Fixed Account Option as discussed in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions” or (ii) we exercise our right to require that any premiums allocated to the one-year Fixed Account Option be automatically transferred out of that option over a period of time that we specify.  In that case, however, you could re-elect automatic rebalancing without the one-year Fixed Account Option.   Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions.  There is no charge for Rebalancing.

You may cancel a Dollar Cost Averaging, Earnings Sweep or Rebalancing program using whatever methods you use to change your allocation instructions.

Free Look. You may return your Contract to the selling agent or us within ten days (or longer if required by your state) after receiving it.  We will return

●	the Contract Value, plus
●	any fees (other than asset-based fees) and expenses deducted from the premiums, minus
●	any applicable Contract Enhancement recapture charges (which will equal the entire amount of any Contract Enhancement).

We will determine the Contract Value in the Investment Divisions as of the date we receive the Contract or the date you return it to the selling agent.  We will return premium payments where required by law.  In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions.  State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

Advertising.  From time to time, we may advertise several types of performance of the Investment Divisions.

●	Total return is the overall change in the value of an investment in an Investment Division over a given period of time.
●	Standardized average annual total return is calculated in accordance with SEC guidelines.
●
Non-standardized total return may be for periods other than those required by, or may otherwise differ from, standardized average annual total return.  For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

●	Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period.  Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of the annual contract maintenance and withdrawal charges, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features.  The deduction of withdrawal charges and/or the charges for optional features would reduce the percentage increase or make greater any percentage decrease.

Restrictions Under the Texas Optional Retirement Program (ORP).  Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code.  In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education.  The restrictions on withdrawal do not apply in the event a participant in ORP transfers the Contract Value to another approved contract or vendor during the period of ORP participation.  These requirements will apply to any other jurisdiction with comparable requirements.

Modification of Your Contract.  Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract.  Any change or waiver must be in writing.  We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

Legal Proceedings.  Jackson is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products.  These matters are sometimes referred to as market conduct litigation.  The market conduct litigation currently pending against Jackson asserts various theories of liability and purports to be filed on behalf of individuals or differing classes of persons in the United States who purchased either life insurance or annuity products from Jackson during periods ranging from 1981 to present.  Jackson has retained national and local counsel experienced in the handling of such litigation.  To date, such litigation has either been resolved by Jackson on a non-material basis, or is being vigorously defended.  Jackson accrues for legal contingencies once the contingency is deemed to be probable and estimable.  Please see the Jackson National Life Insurance Company and Subsidiaries Consolidated Financial Statements for the year ending December 31, 2009, for information concerning such amounts that have been accrued.  At this time, it is not feasible to make a meaningful estimate of the amount or range of any additional losses that could result from an unfavorable outcome in such actions.
PRIVACY POLICY

Collection of Nonpublic Personal Information.  We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

●	Information we receive from you on applications or other forms;
●	Information about your transactions with us;
●	Information we receive from a consumer reporting agency;
●	Information we obtain from others in the process of verifying information you provide us; and
●	Individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.

Disclosure of Current and Former Customer Nonpublic Personal Information.  We will not disclose our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, except as permitted by law.  To the extent permitted by law, we may disclose to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request.  We do not sell information to either affiliated or non-affiliated parties.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract Owner communications.  Our agreements with these third parties require them to use this information responsibly and restrict their ability to share this information with other parties.

We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested.  These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

You should know that your representative is independent of Jackson.  He or she is responsible for the use and security of information you provide him or her.  Please contact your representative if you have any questions about his or her privacy policy.

Security to Protect the Confidentiality of Nonpublic Personal Information.  We have security practices and procedures in place to prevent unauthorized access to your nonpublic personal information.  Our practices of safeguarding your information help protect against the criminal use of the information.  Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

We restrict access to nonpublic personal information about you to our employees, agents and contractors.  We maintain physical, electronic and procedural safeguards that comply with federal and state regulations to guard your nonpublic personal information.

TABLE OF CONTENTS OF
THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History	2
Services	7
Purchase of Securities Being Offered	7
Underwriters	7
Calculation of Performance	7
Additional Tax Information	9
Annuity Provisions	19
Net Investment Factor	20
Condensed Financial Information	20

APPENDIX A

TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES

“JNL®,” “Jackson National®” and “Jackson®” are trademarks or service marks of Jackson National Life Insurance Company.

“Dow Jones®”, “Dow Jones Industrial AverageSM”, “DJIASM” “Dow Jones Select Dividend IndexSM,” “The DowSM” and “the Dow 10SM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed to CME Group Index Holdings LLC (“CME”) and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company®.  Dow Jones, CME and their respective affiliates have no relationship to the JNL Variable Fund LLC and Mellon Capital Management Corporation, other than the licensing of the Dow Jones Industrial Average (DJIA) and their respective service marks for use in connection with the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

Dow Jones, CME and their respective affiliates do not:
●
Sponsor, endorse, sell or promote the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

●
Recommend that any person invest in the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, or the JNL/Mellon Capital Management Technology Sector Fund.

●
Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

●
Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

●
Consider the needs of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or the owners of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund in determining, composing or calculating the DJIA or have any obligation to do so.

Dow Jones, CME and their respective affiliates will not have any liability in connection with the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, or the JNL/Mellon Capital Management Technology Sector Fund. Specifically,

●	Dow Jones, CME and their respective affiliates do not make any warranty, express or implied, and Dow Jones, CME and their respective affiliates disclaim any warranty about:
●
The results to be obtained by the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund, the owners of the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or any other person in connection with the use of the DJIA and the data included in the DJIA;

	●	The accuracy or completeness of the DJIA and its data;
	●	The merchantability and the fitness for a particular purpose or use of the DJIA and its data;
●	Dow Jones, CME and/or their respective affiliates will have no liability for any errors, omissions or interruptions in the DJIA or its data;
●
Under no circumstances will Dow Jones, CME and/or their respective affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if they know that they might occur.

The licensing agreement relating to the use of the indexes and trademarks referred to above by Jackson National Life Insurance Company® and Dow Jones is solely for the benefit of the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund and not for any other third parties.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations).  The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s).  The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance.  The Corporations’ only relationship to Jackson (Licensee) is in the licensing of the Nasdaq-100®, Nasdaq-100 Index® and Nasdaq® trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s).  Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®.  The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash.  The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Nasdaq-100 index® or any data included therein.  The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, Owners of the product(s) or any other person or entity from the use of the Nasdaq-100 Index® or any data included therein.  The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Nasdaq-100 Index® or any data included therein.  Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect or consequential damages, even if notified of the possibility of such damages.

“The Nasdaq-100®,” “Nasdaq-100 Index®,” “Nasdaq Stock Market®” and “Nasdaq®” are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the “Corporations”) and have been licensed for use by Jackson.  The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq®25 Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, or the JNL/Mellon Capital Management VIP Fund.  The JNL/Mellon Capital Management Nasdaq® 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations.  THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ® 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

“NYSE®” is a registered mark of, and “NYSE International 100 IndexSM” is a service mark of, the New York Stock Exchange, Inc. (“NYSE”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC.  The JNL/Mellon Capital Management NYSE® International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE® International 25 Fund.

“NYSE International 100 IndexSM” is a service mark of NYSE Group, Inc.  NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the “NYSE International 100 IndexSM” (the “Index”) and its service marks for use in connection with the JNL/Mellon Capital Management NYSE® International 25 Fund.

NYSE Group, Inc. does not:

• Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE® International 25 Fund.
• Recommend that any person invest in the JNL/Mellon Capital Management NYSE® International 25 Fund or any other securities.
• Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital Management NYSE® International 25 Fund.
• Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management NYSE® International 25 Fund.
• Consider the needs of the JNL/Mellon Capital Management NYSE® International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE® International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.

NYSE Group, Inc. and its affiliates will not have any liability in connection with the JNL/Mellon Capital Management NYSE® International 25 Fund.  Specifically,

• NYSE Group, Inc. and its affiliates make no warranty, express or implied, and NYSE Group, Inc. and its affiliates disclaim any warranty about:
• The results to be obtained by the JNL/Mellon Capital Management NYSE® International 25 Fund, the owner of the JNL/Mellon Capital Management NYSE® International 25 Fund or any other person in connection with the use of the Index and the data included in the NYSE International 100 IndexSM;
• The accuracy or completeness of the Index and its data;
• The merchantability and the fitness for a particular purpose or use of the Index and its data;
• NYSE Group, Inc. will have no liability for any errors, omissions or interruptions in the Index or its data;
▪ Under no circumstances will NYSE Group, Inc. or any of its affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if NYSE Group, Inc. knows that they might occur.

The licensing agreement between Jackson National Asset Management, LLC and NYSE Group, Inc. is solely for their benefit and not for the benefit of the owners of the JNL/Mellon Capital Management NYSE® International 25 Fund or any other third parties.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.  Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”).  Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes.  Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based.  RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES.  RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES.  RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500®,” “S&P 500 Index®,” “S&P MidCap 400 Index®,” and the “S&P SmallCap 600 Index®” are registered trademarks of The Standard & Poor’s Financial Services LLC (“S&P”) and have been licensed for use by Jackson.  The JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management S&P® 10 Fund, the JNL/Mellon Capital Management S&P® SMid 60 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management S&P® 24 Fund and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor’s Index  are not sponsored, endorsed, sold or promoted by S&P and its affiliates. S&P is not an investment adviser and S&P and its affiliates make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in these Funds.  Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P.  S&P typically receives license fees from the issuers of such funds, some of which may be based on the amount of assets invested in the fund.  Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

“Value Line®,” “The Value Line Investment Survey,” and “Value Line TimelinessTM Ranking System” are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson.  The JNL/Mellon Capital Management Value Line® 30 Fund, the JNL/Mellon Capital Management VIP Fund, and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. (“Value Line”).  Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line® 30 Fund, the JNL/Mellon Capital Management VIP Fund, and the JNL/Mellon Capital Management JNL Optimized 5 Fund.  Jackson is not affiliated with any Value Line Company.

THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

A-

APPENDIX B

CONTRACT ENHANCEMENT RECAPTURE CHARGE PROSPECTUS EXAMPLES

Example 1 illustrates the application of the Contract Enhancement to a Contract with a single premium payment and the application of withdrawal charges and recapture charges upon a partial withdrawal when earnings exceed 10% of remaining premium (and, therefore, there is no free withdrawal).  The withdrawal charges and recapture charges are applied only to the withdrawal in excess of earnings.

Example 2 illustrates the application of the Contract Enhancement for a Contract with multiple premium payments in which the second premium causes the adjusted premium to exceed $100,000 and the application of the withdrawal charges and recapture charges upon a partial withdrawal when there are no earnings.  The withdrawal charges and recapture charges are applied only to the withdrawal in excess of earnings and the free withdrawal, first to the premium with the lowest withdrawal charges and recapture charges and last to the premium with the highest withdrawal charges and recapture charges.

Example 3 illustrates the application of the Contract Enhancement to a Contract with a single premium payment and the application of recapture charges when a contract is annuitized and the corresponding Income Date is within the recapture charge schedule (please see the Recapture Charge Schedule on page 37 of this prospectus).

Example 1
10/1/2008
$100,000.00	: Premium
$100,000.00	: Adjusted Premium (equal to Premium)
8.00%	: Contract Enhancement Percentage
$8,000.00	: Contract Enhancement (Premium ($100,000) multiplied by the Contract Enhancement Percentage (8.00%))
5.50%	: Withdrawal Charge Percentage for Completed Year 3-4 (WC%)
4.00%	: Recapture Charge Percentage for Completed Year 3-4 (RC%)
5.50%	: Hypothetical Net Return

At end of Year 4
9/30/2012
$133,793.06	: Contract Value at end of Year 4
$100,000.00	: Net Withdrawal requested

$25,793.06	: Earnings (Contract Value ($133,793.06) less Premium ($100,000) less Contract Enhancement ($8,000))
$81,996.62
 : Total Premium withdrawn is computed as the difference between the Net Withdrawal requested ($100,000), minus Earnings ($25,793.06) that are presumed to be withdrawn first and without charges, plus the Withdrawal Charge ($4,509.81) and Recapture Charge ($3,279.87) that is imposed on the withdrawal of premium.

$100,000.00	: Net Withdrawal
$4,509.81	: Withdrawal Charge: $81,996.62 multiplied by WC% (5.50%)
$3,279.87	: Recapture Charge: $81,996.62 multiplied by RC% (4.00%)
$107,789.68	: Total Withdrawal (total amount deducted from the contract value)

$26,003.38	: Contract Value after Total Withdrawal ($133,793.06 less $107,789.68)

B-

Example 2
10/1/2008
$50,000.00	: Premium 1
$50,000.00	: Adjusted Premium (equal to Premium 1)
6.00%	: Contract Enhancement Percentage
$3,000.00	: Contract Enhancement (Premium ($50,000) multiplied by the Contract Enhancement Percentage (6.00%))
6.00%	: Withdrawal Charge Percentage for Completed Year 2-3 (WC%1)
4.50%	: Recapture Charge Percentage for Completed Year 2-3 (RC%1)

12/1/2008
$75,000.00	: Premium 2
$125,000.00	: Adjusted Premium (Premium 1 plus Premium 2)(exceeds $100,000 so a retroactive 2% Contract Enhancement is applicable to the prior $50,000 Premium)
8.00%	: Contract Enhancement Percentage
$7,000.00
 : Contract Enhancement including retroactive 2% for Premium that previously received a 6% Contract Enhancement [(Premium 2 ($75,000) multiplied by 8% = $6,000) plus (Premium 1 ($50,000) multiplied by 2% = $1,000)]

7.00%	: Withdrawal Charge Percentage for Completed Year 1-2 (WC%2)
5.50%	: Recapture Charge Percentage for Completed Year 1-2 (RC%2)
0.00%	: Hypothetical Net Return

11/1/2010
$135,000.00	: Contract Value
$75,000.00	: Net Withdrawal Requested

0.00	: Earnings (Contract Value ($135,000) less Premiums ($125,000) less Contract Enhancements ($10,000))
$12,500.00	: Amount available for withdrawal under the free withdrawal provision [(Premium ($125,000) multiplied by 10%) less Earnings ($0.00)]
$50,000.00
 : Total Premium 1 withdrawn is computed as the difference between the Net Withdrawal requested ($75,000), minus Earnings ($0.00) that are presumed to be withdrawn first and without charges, minus the free withdrawal ($12,500), plus the Withdrawal Charge from Premium 1 ($3,000.00) and Recapture Charge from Premium 1 ($2,250.00) that is imposed on the withdrawal of premium.  (The computed total premium withdrawn is capped at the amount of the premium, which is $50,000 in this example.)

$44,750.00
: Premium 1 withdrawn not including Withdrawal Charge and Recapture Charge (Total Premium 1 withdrawn ($50,000) less the Withdrawal Charge from Premium 1($3,000) less the Recapture Charge from Premium 1 ($2,250))

$20,285.71
 : Total Premium 2 withdrawn is computed as the difference between the Net Withdrawal requested ($75,000), minus Earnings ($0.00) that are presumed to be withdrawn first and without charges, minus the free withdrawal ($12,500), minus Premium 1 withdrawn not including Withdrawal Charge and Recapture Charge ($44,750), plus the Withdrawal Charge from Premium 2 ($1,420.00) and the Recapture Charge from Premium 2 ($1,115.71) that is imposed on the withdrawal of premium.

$75,000.00	: Net Withdrawal
$3,000.00	: Withdrawal Charge from Premium 1: $50,000 multiplied by RC%2 (6.00%)
$2,250.00	: Recapture Charge from Premium 1: $50,000 multiplied by RC%2 (4.50%)
$1,420.00	: Withdrawal Charge from Premium 2: $20,285.71 multiplied by RC%2 (7.00%)
$1,115.71	: Recapture Charge from Premium 2: $20,285.71 multiplied by RC%2 (5.50%)
$82,785.71	: Total Withdrawal (total amount deducted from the Contract Value)

$52,214.29	: Contract Value after Total Withdrawal ($135,000.00 less $82,785.71)

Example 3
10/1/2008
$100,000.00	: Premium
$100,000.00	: Adjusted Premium (equal to Premium)
8.00%	: Contract Enhancement Percentage
$8,000.00	: Contract Enhancement (Premium ($100,000) multiplied by the Contract Enhancement Percentage (8.00%))
4.00%	: Recapture Charge Percentage for Completed Year 3-4 (RC%)
5.50%	: Hypothetical Net Return

At end of Year 4
9/30/2012
$133,793.06	: Contract Value at end of Year 4
$4,000.00	: Recapture Charge when the Income Date is at the end of Year 4: Premium ($100,000) multiplied by RC% (4.00%)
$129,793.06	: Contract Value to be annuitized (Contract Value less Recapture Charge on the Income Date)

B-

APPENDIX C

BROKER-DEALER SUPPORT

Below is a complete list of broker-dealers that received marketing and distribution and/or administrative support in 2009 from the Distributor in relation to the sale of our variable insurance products.

1st Discount Brokerage Inc.	Center Street Securities	FSP Investments LLC	Investors Capital Corp.
1st Global Capital Corporation	CFD Investments, Inc.	Fulcrum Securities Inc.	Investors Security Co Inc.
Advisory Group Equity Services	Commonwealth Financial Network	G. F. Investment Services, LLC	J.J.B. Hilliard, W.L. Lyons, LLC
American Capital Partners LLC	Compak Securities Inc.	G.A. Repple & Company	J.W. Cole Financial, Inc.
American Independent Securities Group	Comprehensive Asset Mgmt and Servicing, Inc.	G.W. Sherwold Associates, Inc.	Janney Montgomery Scott, LLC
American Portfolios Financial Services, Inc.	Crowell, Weedon & Company	Geneos Wealth Management, Inc.	JP Turner & Company, LLC
Ameriprise Financial Services Inc.	Crown Capital Securities L.P.	Genworth Financial Securities	JRL Capital Corporation
Ameritas Investment Corp.	CUE Financial Group, Inc.	Girard Securities, Inc.	K. W. Chambers & Co.
Apple Tree Investments	CUSO Financial Services	Great American Advisors, Inc.	Kalos Capital, Inc.
Askar Corp	Cutter and Company	GWN Securities, Inc.	KCD Financial
Assist Investment Management Company, Inc.	D H Hill Securities LLP	H. Beck, Inc.	Key Investment Services LLC
Associated Securities Corp.	D.A. Davidson & Co.	H.D. Vest Investment Securities	KMS Financial
Ausdal Financial Partners Inc.	David A. Noyes & Company	Hantz Financial Services, Inc.	Koehler Financial, LLC
AXA Advisors LLC	Eagle One Investments, LLC	Harbor Financial Services	Kovack Securities, Inc.
BancWest Investment Services Inc.	EDI Financial, Inc.	Harbour Investment, Inc.	L.M. Kohn & Company
BB&T Investment Services Inc.	Ensemble Financial Services	Harger & Company	Labrunerie Financial, Inc.
BCG Securities	Equity Services, Inc.	Harold Dance Investments	Landoak Securities
Beneficial Investment Services	Essex National Securities	Harvest Capital	Lasalle St Securities LLC
Benjamin F. Edwards & Co. Inc.	Feltl & Company	Hazard & Siegel, Inc.	Legend Equities Corp.
Bentley-Lawrence Securities	Ferris Baker Watts, Inc.	HBW Securities	Leigh Baldwin & Company, LLC
Berthel Fisher & Company Financial Services	Fifth Third Securities	Heartland	Lincoln Financial
BOSC, Inc.	Financial Advisers of America	Heritage Financial Systems Inc	Lincoln Investment Planning
Brecek & Young Advisors, Inc.	Financial Network Investment	Hornor Townsend & Kent, Inc.	Lombard Securities
Broker Dealer Financial	Financial Planning Consultants	Huntleigh Securities Corp.	Lowell & Company Inc.
Brokers International Financial Services, LLC	Financial Security Management	IBN Financial Services	LPL Financial Corporation
Brookstone Securities	Financial West Investment Group	IMS Securities	Madison Avenue Securities, Inc.
Butler Freeman Tally Financial Group, LLC	Fintegra	Independent Financial Group	Main Street Securities
Cadaret, Grant & Company	First Allied Securities, Inc.	Infinex Investments	Medallion Investment Services Inc.
Cambridge Investment Research	First Brokerage America	ING Financial	Merrimac Corporate Securities Inc.
Cape Securities Inc.	First Citizens Investor Services	Institutional Securities Corp.	Metlife Securities
Capital Analysts, Inc.	First Financial Equity	InterCarolina Financial Services	Michigan Securities Inc.
Capital Financial Services	First Heartland Capital, Inc.	Intervest International	Mid Atlantic Securities Inc.
Capital Guardian LLC	First Independent Financial	Invest Financial Corp.	Midwest Financial and
Capital Investment Brokerage, Inc.	FMN Capital Corporation	Investacorp, Inc.	Investment Services, Inc.
Capital Investment Group, Inc.	Foresters Equity Services Inc.	Investment Centers of America, Inc.	MML Investors Services Inc.
Capitol Securities Management	Fortune Financial Services	Investment Network	Money Concepts Capital Corp.
Capwest Securities, Inc.	Founders Financial Securities	Investment Planners Inc.	Moors & Cabot Inc.
CCF Investments	FPA Fund Distributors, Inc.	Investment Professionals, Inc.	Morgan Keegan & Company
Centaurus Financial, Inc.	FSC Securities Corporation	Investment Securities, Inc.	Morris Group, Inc.
Multi-Financial Securities Corp.	Quest Securities	Southwest Securities Financial Services, Inc.	Valmark Securities, Inc.
Mutual of Omaha Investor Services, Inc.	Questar Capital Corp.	Spectrum Capital	Vanderbilt Securities LLC
Mutual Service Corp.	Raymond James	Stephens Inc.	Veritrust Financial LLC
National Planning Corporation	RBC Capital Markets Corp.	Sterne Agee Financial Services	Vorpahl Wing Securities Inc.
National Securities Corp.	Regal Securities Inc.	Stifel Nicolaus & Company	VSR Financial Services, Inc.
New England Securities	Resource Horizons Group	Summit Brokerage Services, Inc.	Wall Street Financial Inc.
Newbridge Securities Corporation	Ridgeway & Conger Inc.	Summit Equities Inc.	Walnut Street Securities
Newport Coast Securities, Inc.	RNR Securities LLC	Sunset Financial Services, Inc.	Waterford Investor Services
NEXT Financial Group, Inc.	Robert W Baird & Company, Inc.	SWBC Investment Services, LLC	Waterstone Financial Group
NFP Securities, Inc.	Rogan & Associates, Inc.	Synergy Investment Group	Wedbush Morgan Securities
Northridge Securities Corp.	Royal Alliance Associates, Inc.	The Huntington Investment Company	Wells Fargo Advisors LLC
NRP Financial, Inc.	S M H Capital Inc.	The Investment Center, Inc.	Western Equity Group
NYLife Securities LLC	Sagepoint Financial, Inc.	The Leaders Group, Inc.	WFG Investments, Inc.
OneAmerica Securities	Sammons Securities Company, LLC	The O.N. Equity Sales Company	Wilbanks Securities
Oppenheimer & Company	SCF Securities	The Strategic Financial Alliance, Inc.	Woodbury Financial Services, Inc.
Pacific West	Schlitt Investor Services, Inc.	Thrasher & Company	Woodstock Financial Group
Packerland Brokerage Services	Scott & Stringfellow, Inc.	Thrivent Investment Management	Workman Securities Corp.
Park Avenue Securities	Securian Financial Services	Tower Square Securities, Inc.	World Choice Securities Inc.
Paulson Investment Company	Securities America, Inc.	Transamerica Financial Advisors, Inc.	World Equity Group, Inc.
Peoples Securities	Securities Service Network	Triad Advisors, Inc.	World Financial Group
Planmember Securities	Sentinel Securities	Trustmont Financial Group	WRP Investments, Inc.
Prime Capital Services Inc.	SICOR Securities, Inc.	UBS Financial Services, Inc.	Wunderlich Securities
Primevest Financial Services, Inc.	Sigma Financial Corp.	UnionBanc Investment Services LLC
Princor Financial Services Corporation	Signator Investors, Inc.	United Brokerage Services, Inc.
Pro Equities, Inc.	SII Investments, Inc.	United Equity Securities
Professional Asset Management	Silver Oak Securities	United Planners' Financial
Prospera Financial Services, Inc.	Sorrento Pacific Financial, LLC	Services of America
Purshe Kaplan Sterling	South Valley Wealth Management	USA Financial Securities Corp.
QA3 Financial Corporation	Southeast Investments	UVEST Financial Services Group, Inc.

APPENDIX D

GMWB PROSPECTUS EXAMPLES

Unless otherwise specified, the following examples assume you elected a GMWB with a 5% benefit when you purchased your Contract, no other optional benefits were elected, your initial premium payment was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges, no prior partial withdrawals have been made, and the bonus percentage (if applicable) is 7%.  The examples also assume that the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus.  If you elected a GMWB other than a GMWB with a 5% benefit, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%.  If you elected a GMWB with a bonus percentage other than 7%, the examples will still apply if you replace the 7% in each of the bonus calculations with the appropriate bonus percentage.   See Appendix E for examples regarding Jackson Select GMWB and Jackson Select GMWB with Joint Option for those endorsements issued on or after October 11, 2010, as well as LifeGuard Freedom Flex GMWB, and LifeGuard Freedom Flex GMWB with Joint Option.

Example 1: This example demonstrates how GMWB values are set at election.

▪	Example 1a: If the GMWB is elected at issue:
♦	Your initial GWB is $100,000, which is your initial Premium payment.
♦	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).
♦	If your endorsement includes an Earnings-Sensitive Adjustment, your initial GMWB Earnings Determination Baseline is $100,000, which is your initial premium payment.

▪	Example 1b: If the GMWB is elected after issue (if permitted) when the Contract Value is $110,000 and your Contract has a total Recapture Charge of $5,000 at the time the GMWB is elected:
♦	Your initial GWB in your new GMWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.
♦	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Notes:
♦	If your endorsement contains a varying benefit percentage:
-
Your GAWA% and GAWA are not determined until the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of a GMWB Income Option.

-
If your endorsement allows for re-determination of the GAWA%, your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract.

♦	If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is set equal to your GWB at the time of election.
♦	If your endorsement includes a 200% Guaranteed Withdrawal Balance Adjustment provision, your initial 200% GWB adjustment is set equal to 200% times your initial GWB.
♦	If your endorsement includes a 400% Guaranteed Withdrawal Balance Adjustment provision, your initial 400% GWB adjustment is set equal to 400% times your initial GWB.
♦	If your endorsement includes a GMWB Death Benefit provision, your initial GMWB death benefit is set equal to your initial GWB.
♦
If your endorsement includes an Earnings-Sensitive Adjustment provision, your initial GMWB Earnings Determination Baseline is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract.

Example 2: This example demonstrates how your GAWA% is determined.  If your endorsement contains a varying benefit percentage, your GAWA% is determined on the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of the Life Income of a GMWB Income Option.  Your GAWA% is set based upon your attained age at that time.  Your initial GAWA is determined based on this GAWA% and the GWB at that time.

▪
If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

▪
If your endorsement allows for re-determination of the GAWA%, your GAWA% will be re-determined based on your attained age if your Contract Value (or highest quarterly Contract Value, as applicable) at the time of a step-up is greater than the BDB.

Example 3: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined.

▪	Example 3a: This example demonstrates what happens if you make an additional Premium payment of $50,000 and your GWB is $100,000 at the time of payment:
♦
Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).  Your GWB is subject to a maximum of $5,000,000 (see Example 3b).

♦	Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).
♦
If your endorsement includes an Earnings-Sensitive Adjustment and your GMWB Earnings Determination Baseline is $100,000 at the time of the additional Premium payment, your new GMWB Earnings Determination Baseline is $150,000, which is your GMWB Earnings Determination Baseline prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).  Note that GMWB Earnings Determination Baseline is not subject to a maximum.

▪
Example 3b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent premium.  If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

♦	Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.
♦	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:
♦	If your endorsement contains a varying benefit percentage:
-	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.
-	If your endorsement allows for re-determination of the GAWA%, your BDB is increased by the Premium payment.
♦	If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is increased by the Premium payment, subject to a maximum of $5,000,000.
♦	If your endorsement includes a 200% Guaranteed Withdrawal Balance Adjustment provision:
-
If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your 200% GWB adjustment is increased by the Premium payment times 200%, subject to a maximum of $5,000,000.  For example, if, as in Example 3a, you make an additional Premium payment of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB adjustment value before the additional Premium payment is $200,000, then the 200% GWB adjustment is increased by 200% of the additional premium payment.  The resulting 200% GWB adjustment is $200,000 + $100,000 = $300,000.

-
If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your 200% GWB adjustment is increased by the Premium payment, subject to a maximum of $5,000,000.  For example, if you make an additional Premium payment of $50,000 after your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB adjustment value before the additional Premium payment is $200,000, then the 200% GWB adjustment is increased by 100% of the additional premium payment.  The resulting 200% GWB adjustment is $200,000 + $50,000 = $250,000.

♦	If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit is increased by the Premium payment, subject to a maximum of $5,000,000.
♦	If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline is increased by the Premium payment.

Example 4: This example demonstrates how GMWB values are re-determined upon withdrawal of the guaranteed amount (which is your GAWA for endorsements for non-qualified and qualified contracts that do not permit withdrawals in excess of the GAWA or which is the greater of your GAWA or your RMD for those GMWBs related to qualified contracts that permit withdrawals in excess of the GAWA to equal your RMD).

▪	Example 4a: This example demonstrates what happens if you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:
♦	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).
♦	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.
♦
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪
Example 4b: This example demonstrates what happens if you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

♦	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).
♦	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).
♦
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.
♦
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

♦	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.
♦
If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit may be reduced.  In the case where your GMWB death benefit is reduced for all withdrawals, it will be reduced by the amount of the withdrawal since the withdrawal did not exceed the greater of the GAWA or the RMD.

♦	If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your new GWB.
♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

♦	If your endorsement includes an Earnings-Sensitive Adjustment provision:
-
The GMWB Earnings Determination Baseline will be reduced by the amount of the withdrawal in excess of GMWB Earnings. The GMWB Earnings Determination Baseline cannot be reduced below zero, however.  See Example 13.

-
An Earnings-Sensitive Adjustment may apply to your withdrawal, which will allow you to withdraw additional amounts from your contract during that  Contract Year without causing a proportional reduction of your GMWB.  See Examples 13a and 13b.

Example 5: This example demonstrates how GMWB values are re-determined upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 4).

▪	Example 5a: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:
♦	Your GWB is recalculated based on the type of endorsement you have elected.
-
If your endorsement contains an annual Step-Up provision   or if your endorsement does not contain an annual Step-Up provision, is effective on or after 5/3/2010, and is not a For Life GMWB , your new GWB is $91,200, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

-
Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($130,000 - $10,000 = $120,000).

♦	Your GAWA is recalculated based on the type of endorsement you have elected
-
If your endorsement contains an annual Step-Up provision or if your endorsement does not contain an annual Step-Up provision, is effective on or after 5/3/2010, and is not a For Life GMWB , your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
Otherwise, if your endorsement is not a For Life GMWB, your GAWA for the next year remains $5,000, since it is recalculated to equal the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($120,000*0.05 = $6,000).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

▪	Example 5b: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:
♦	Your GWB is recalculated based on the type of endorsement you have elected.
-
If your endorsement contains an annual Step-Up provision or if your endorsement does not contain an annual Step-Up provision, is effective on or after 5/3/2010, and is not a For Life GMWB , your new GWB is $90,250, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

-
Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($105,000 - $10,000 = $95,000).

♦	Your GAWA is recalculated based on the type of endorsement you have elected
-
If your endorsement contains an annual Step-Up provision or if your endorsement does not contain an annual Step-Up provision, is effective on or after 5/3/2010, and is not a For Life GMWB , your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
Otherwise, if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,750, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($95,000*0.05 = $4,750).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,000 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of your final withdrawal would be less than your GAWA (and equal to your remaining GWB).  In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

▪	Example 5c: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:
♦	Your GWB is recalculated based on the type of endorsement you have elected.
-
If your endorsement contains an annual Step-Up provision or if your endorsement does not contain an annual Step-Up provision, is effective on or after 5/3/2010, and is not a For Life GMWB , your new GWB is $85,500, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

-
Otherwise, your new GWB is $45,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($55,000 - $10,000 = $45,000).

♦	Your GAWA is recalculated based on the type of endorsement you have elected
-
If your endorsement contains an annual Step-Up provision or if your endorsement does not contain an annual Step-Up provision, is effective on or after 5/3/2010, and is not a For Life GMWB , your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
Otherwise, if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $2,250, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($45,000*0.05 = $2,250).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

▪	Notes:
♦	If your endorsement contains a varying benefit percentage and allows for re-determination of your GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.
♦
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is recalculated to equal the lesser of 1) your bonus base prior to the withdrawal or 2) your GWB following the withdrawal.  In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

♦	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.
♦
If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit will be reduced.  In the case where your GMWB Death Benefit is reduced for all withdrawals, the GMWB Death Benefit is reduced in the same manner that the GWB is reduced; it is first reduced dollar for dollar for the GAWA and then is reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA.  Otherwise, your GMWB Death Benefit is only reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA.

♦	If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.
♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

♦	If your endorsement includes an Earnings-Sensitive Adjustment provision:
-
The GMWB Earnings Determination Baseline will be reduced by the amount of the withdrawal in excess of GMWB Earnings. The GMWB Earnings Determination Baseline cannot be reduced below zero, however.  See Example 13.

-
Your GWB will be reduced dollar for dollar for up to the sum of the Earnings-Sensitive Adjustments during that Contract Year and the GAWA, and your GWB and GAWA will be reduced proportionally only for the portion of the withdrawal in excess of that amount.  See Example 13c.

Example 6: This example illustrates how GMWB values are re-determined upon step-up (This example only applies if your endorsement contains a Step-Up provision.)

▪
Example 6a: This example demonstrates what happens if at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GWB is $90,000, and your GAWA is $5,000:

♦	Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).
♦
If your GAWA% is not eligible for re-determination, your GAWA for the next year is recalculated to equal $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).

-
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($200,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

♦
However, if your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (or highest quarterly Contract Value, as applicable) at the time of the step-up is greater than your BDB.

-	If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:
•	Your GAWA% is set to 6%, since your Contract Value (or highest quarterly Contract Value, as applicable)($200,000) is greater than your BDB ($100,000).
•	Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).
•
Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($200,000).

♦
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision your bonus base is $100,000 just prior to the step-up, your bonus base is recalculated to equal $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

-
If your endorsement allows for the Bonus Period to re-start and you have not passed your Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

▪
Example 6b: This example demonstrates what happens if at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $90,000, your GWB is $80,000, and your GAWA is $5,000:

♦	Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).
♦	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).
-
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

♦
If your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (or highest quarterly Contract Value, as applicable) is greater than your BDB.  However, in this case, it is assumed that your initial Premium is $100,000.  Your BDB would not be less than $100,000, implying that this would not be an opportunity for a re-determination of the GAWA%.  In addition, if your BDB is $100,000 prior to the step-up, your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($90,000).

♦
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, your bonus base remains $100,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

-	Even if your endorsement allows for the Bonus Period to re-start, your Bonus Period will not re-start since your bonus base has not been increased due to the step-up.

▪	Notes:
♦
Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up.  If the charge does increase, a separate calculation would be recommended to establish if the step-up is beneficial.

♦
If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

♦
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

♦	If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.
♦	If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since step-ups do not impact the GWB adjustment.
♦	If your endorsement contains a GMWB Death Benefit provision, your GMWB death benefit remains unchanged since step-ups do not impact the GMWB death benefit.
♦
If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values.  The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

♦
If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline remains unchanged since step-ups do not impact the GMWB Earnings Determination Baseline.

Example 7: This example demonstrates how the timing of a withdrawal request interacts with the timing of the Step-Up provision (if applicable) to impact re-determination of GMWB values.  (This example only applies if your endorsement contains a Step-Up provision.)

▪
Example 7a: This example demonstrates what happens if prior to any transactions your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GAWA is $5,000, your GAWA% is not eligible for re-determination upon step-up, your GWB is $100,000 and you wish to step up your GWB (or your GWB is due to step up automatically) and you also wish to take a withdrawal of an amount equal to $5,000:

♦
If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value (or highest quarterly Contract Value, as applicable).  At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).  On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA.  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, at the time of step-up, your bonus base is recalculated and is equal to $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).  Your bonus base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

-
If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

-
If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($200,000).  Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

♦
If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000).  Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value.  At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your bonus base is not adjusted since the amount of the withdrawal does not exceed your GAWA.  At the time of step-up, your bonus base is recalculated and is equal to $195,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

-
If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

-
If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals.  At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($195,000).

▪	Notes:
♦
As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA.

-
If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.  This is especially true if your endorsement allows for re-determination of the GAWA% and the step-up would result in a re-determination of the GAWA%.

-
If your endorsement contains an annual Step-Up provision, the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

-	Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.
♦	This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.
♦	Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up.
♦
If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

♦
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

♦	If your endorsement contains a varying benefit percentage, the GAWA% is determined at the time of the withdrawal (if not previously determined).
-
If your endorsement allows for re-determination of the GAWA%, the GAWA% is re-determined upon step-up if your Contract Value (or highest quarterly Contract Value, as applicable) is greater than your BDB.

♦	If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated at the time of the withdrawal.
♦
If your endorsement contains a GMWB Death Benefit provision, the GMWB death benefit would not be adjusted for the step-up since step-ups do not impact the GMWB death benefit, but your GMWB death benefit may be reduced for the withdrawal.

♦
If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values.  The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

♦	If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.
♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where a minimum death benefit is reduced proportionately for withdrawals, the death benefit may be reduced by more than the amount of the withdrawal.

♦
If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline would not be adjusted for the step-up since step-ups do not impact the GMWB Earnings Determination Baseline, but your GMWB Earnings Determination Baseline may be reduced for the withdrawal.  See Example 13 to see how the GMWB Earnings Determination Baseline is re-determined on a withdrawal.

Example 8: This example illustrates how GMWB values are re-determined upon application of the Guaranteed Withdrawal Balance Bonus.  (This example only applies during the Bonus Period if your endorsement contains a Guaranteed Withdrawal Balance Bonus provision.)

▪	Example 8a: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your bonus base is $100,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $107,000, which is equal to your GWB plus 7% of your bonus base ($100,000 + $100,000*0.07 = $107,000).
♦	Your GAWA for the next year is recalculated to equal $5,350, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($107,000*0.05 = $5,350).
♦
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($107,000 / $5,350 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 8b: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your bonus base is $100,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $97,000, which is equal to your GWB plus 7% of your bonus base ($90,000 + $100,000*0.07 = $97,000).
♦	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($97,000*0.05 = $4,850).
♦
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($97,000 / $5,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	Your bonus base is not recalculated upon the application of the bonus to your GWB.
♦
If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon the application of the bonus (as described above) only if the application of the bonus occurs after your GAWA% has been determined.

♦	If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not impacted by the application of the bonus.
♦	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since the GWB adjustment is not impacted by the application of the bonus.
♦	If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit remains unchanged since the GMWB death benefit is not impacted by the application of the bonus.
♦	If the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.
♦
If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline remains unchanged since the GMWB Earnings Determination Baseline is not impacted by the application of the bonus.

Example 9: This example illustrates how the GAWA is re-determined when the For Life Guarantee becomes effective after the effective date of the endorsement.  At the time the For Life Guarantee becomes effective, your GAWA is re-determined.  (This example only applies if your endorsement is a For Life GMWB that contains a For Life Guarantee that becomes effective after the effective date of the endorsement.)

▪	Example 9a: This example demonstrates what happens if on the reset date your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:
♦	Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).
♦
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.  Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

▪	Example 9b: This example demonstrates what happens if your Contract Value has fallen to $0 prior to the reset date, your GWB is $50,000 and your GAWA is $5,000:
♦
You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted.  However, your GAWA would not be permitted to exceed your remaining GWB.  Your GAWA is not recalculated since the Contract Value is $0.

♦	The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

▪	Example 9c: This example demonstrates what happens if on the reset date, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:
♦	Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).
♦
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.  Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

♦
Although your GAWA is $0, upon step-up or subsequent premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦
Your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2 (or the date the youngest Covered Life attains, or would have attained, age 59 1/2 if your endorsement is a For Life GMWB with Joint Option).

Example 10: This example illustrates how the For Life Guarantee is affected upon death of the Owner on a For Life GMWB with Joint Option.  (This example only applies if your endorsement is a For Life GMWB with Joint Option.)

▪	This example demonstrates what happens if at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:
♦
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on the reset date.  Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

♦
If your endorsement has a For Life Guarantee that becomes effective on the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect.  The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life’s attained age (or the age he or she would have attained).  The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

♦
The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

♦	Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

▪	Notes:
♦
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the date that the youngest Covered Life attains (or would have attained) age 59 1/2.

♦	If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged at the time of continuation.
♦	If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged at the time of continuation.
♦	If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline remains unchanged at the time of continuation.

Example 11: This example demonstrates how the GWB is re-determined upon application of the 200% Guaranteed Withdrawal Balance Adjustment.  (This example only applies if your endorsement contains a 200% Guaranteed Withdrawal Balance Adjustment or a 400% Guaranteed Withdrawal Balance Adjustment provision.  If your endorsement contains a 400% Guaranteed Withdrawal Balance Adjustment provision, the examples below still apply, given that you replace the 200% in each of the calculations with 400%)

▪
Example 11a: This example demonstrates what happens if on the 200% GWB Adjustment Date, your GWB is $160,000, your 200% GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the 200% GWB Adjustment Date:

♦	Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the 200% GWB adjustment ($160,000) or 2) the 200% GWB adjustment ($200,000).

▪
Example 11b: This example demonstrates what happens if on the 200% GWB Adjustment Date, your GWB is $210,000, your 200% GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the 200% GWB Adjustment Date:

♦	Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the 200% GWB adjustment ($210,000) or 2) the 200% GWB adjustment ($200,000).

▪	Notes:
♦	The 200% GWB adjustment provision is terminated on the 200% GWB Adjustment Date after the 200% GWB adjustment is applied (if any).
♦	Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.
♦	No adjustment is made to your bonus base since the bonus base is not impacted by the 200% GWB adjustment.
♦	If your endorsement allows for re-determination of the GAWA%, no adjustment is made to your BDB since the BDB is not impacted by the 200% GWB Adjustment.
♦	If your endorsement includes a GMWB Death Benefit provision, no adjustment is made to your GMWB death benefit since the GMWB death benefit is not impacted by the 200% GWB adjustment.
♦
If your endorsement includes an Earnings-Sensitive Adjustment provision, no adjustment is made to your GMWB Earnings Determination Baseline since the GMWB Earnings Determination Baseline is not impacted by the 200% GWB adjustment.

Example 12: This example demonstrates how funds are transferred to or from the GMWB Fixed Account, on each Contract Monthly Anniversary, via the formulas defined in the Transfer of Assets Methodology in Appendix F .  The annuity factors referenced in this example are also found in Appendix F .  (This example only applies if your endorsement contains a Transfer of Assets provision.)

▪
Example 12a: This example demonstrates what happens if on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000, and your Fixed Account Contract Value is $5,000:

♦	Your liability is equal to $91,560, which is your GAWA multiplied by your annuity factor ($6,000 * 15.26 = $91,560).
♦
The ratio is equal to 91.56%, which is the liability (net of the GMWB Fixed Account Contract Value) divided by the sum of the Separate Account Contract Value and the Fixed Account Contract Value [($91,560 - $0) / ($95,000 + $5,000) = 91.56%].

♦
Since the ratio (91.56%) is greater than the upper breakpoint (83%), funds are transferred from the Investment Divisions and the Fixed Account Options to the GMWB Fixed Account.  The amount of the transfer is equal to $57,800, which is the lesser of 1) the Separate Account Contract Value plus the Fixed Account Contract Value ($95,000 + $5,000 = $100,000) or 2) the liability (net of the GMWB Fixed Account Contract Value) less 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($91,560 - $0 - 0.80*($95,000 + $5,000)) / (1 - 0.80) = $57,800].

♦	Your GMWB Fixed Account Contract Value is $57,800, which is your previous GMWB Fixed Account Contract Value plus the amount of the transfer ($0 + $57,800 = $57,800).
♦
Your Separate Account Contract Value is $40,090, which is your previous Separate Account Contract Value less the amount of the transfer multiplied by the ratio of the Separate Account Contract Value to the sum of the Separate Account Contract Value and the Fixed Account Contract Value [$95,000 - $57,800 * ($95,000 / ($95,000 + $5,000)) = $40,090].

♦
Your Fixed Account Contract Value is $2,110, which is your previous Fixed Account Contract Value less the amount of the transfer multiplied by the ratio of the Fixed Account Contract Value to the sum of the Separate Account Contract Value and the Fixed Account Contract Value [$5,000 - $57,800 * ($5,000 / ($95,000 + $5,000)) = $2,110].

▪
Example 12b: This example demonstrates what happens if on your 13th Contract Monthly Anniversary, your annuity factor is 14.83, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $15,000, your Separate Account Contract Value is $90,000, your Fixed Account Contract Value is $10,000, your current allocation percentage to the Investment Divisions is 95%, and your current allocation percentage to the Fixed Account Options is 5%:

♦	Your liability is equal to $88,980, which is your GAWA multiplied by your annuity factor ($6,000 * 14.83 = $88,980).
♦
The ratio is equal to 73.98%, which is the liability (net of the GMWB Fixed Account Contract Value) divided by the sum of the Separate Account Contract Value and the Fixed Account Contract Value [($88,980 - $15,000) / ($90,000 + $10,000) = 73.98%].

♦
Since the ratio (73.98%) is less than the lower breakpoint (77%), funds are transferred from the GMWB Fixed Account to the Investment Divisions and the Fixed Account Options.  The amount of the transfer is equal to $15,000, which is the lesser of 1) the GMWB Fixed Account Contract Value ($15,000) or 2) the GMWB Fixed Account Contract Value less the liability plus 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($15,000 - $88,980 + 0.80 * ($90,000 + $10,000)) / (1 - 0.80) = $30,100].

♦	Your GMWB Fixed Account Contract Value is $0, which is your previous GMWB Fixed Account Contract Value less the amount of the transfer ($15,000 - $15,000 = $0).
♦
Your Separate Account Contract Value is $104,250, which is your previous Separate Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Investment Divisions ($90,000 + $15,000 * 0.95 = $104,250).

♦
Your Fixed Account Contract Value is $10,750, which is your previous Fixed Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Fixed Account Options ($10,000 + $15,000 * 0.05 = $10,750).

▪
Example 12c: This example demonstrates what happens if on your 25th Contract Monthly Anniversary, your annuity factor is 14.39, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $100,000, your Separate Account Contract Value is $0, your Fixed Account Contract Value is $0, your current allocation percentage to the Investment Divisions is 95%, and your current allocation percentage to the Fixed Account Options is 5%:

♦	Your liability is equal to $86,340, which is your GAWA multiplied by your annuity factor ($6,000 * 14.39 = $86,340).
♦	The ratio is not calculated since the sum of the Separate Account Contract Value and the Fixed Account Contract Value is equal to zero.
♦
Since all funds are allocated to the GMWB Fixed Account and the GMWB Fixed Account Contract Value ($100,000) is greater than the liability ($86,340), funds are transferred from the GMWB Fixed Account to the Investment Divisions and the Fixed Account Options.  The amount of the transfer is equal to $68,300, which is the lesser of 1) the GMWB Fixed Account Contract Value ($100,000) or 2) the GMWB Fixed Account Contract Value less the liability plus 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($100,000 - $86,340 + 0.80 * ($0 + $0)) / (1 - 0.80) = $68,300].

♦	Your GMWB Fixed Account Contract Value is $31,700, which is your previous GMWB Fixed Account Contract Value less the amount of the transfer ($100,000 - $68,300 = $31,700).
♦
Your Separate Account Contract Value is $64,885, which is your previous Separate Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Investment Divisions ($0 + $68,300 * 0.95 = $64,885).

♦
Your Fixed Account Contract Value is $3,415, which is your previous Fixed Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Fixed Account Options ($0 + $68,300 * 0.05 = $3,415).

▪	Notes:
♦
If your GAWA had not yet been determined prior to the transfer of assets calculation, the GAWA used in the liability calculation will be based on the GAWA% for your attained age (or the attained age of the youngest Covered Life if your endorsement is a For Life GMWB with Joint Option) at the time of the calculation multiplied by your GWB at that time.

♦
The amount transferred from each Investment Division and Fixed Account Option to the GMWB Fixed Account will be in proportion to their current value.  The amount transferred to each Investment Division and Fixed Account Option will be based on your most current premium allocation instructions.

♦	Funds transferred out of the Fixed Account Option(s) will be subject to an Excess Interest Adjustment (if applicable).
♦	No adjustments are made to the GWB, the GAWA, the bonus base, the GWB adjustment, or the GMWB death benefit as a result of the transfer.

Example 13: This example expands on the basic examples at pages 147and 158 and demonstrates how GMWB values are valued and re-determined at the time of a withdrawal when the Earnings-Sensitive Adjustment increases the permissible withdrawal amount.  (This example only applies if your endorsement contains an Earnings-Sensitive Adjustment provision.)

▪
Example 13a: This example demonstrates how the Earnings-Sensitive Adjustment is applied if the GMWB Earnings are in excess of the total withdrawal.  This example assumes that you request a withdrawal that includes the applicable Earnings-Sensitive Adjustment, if any, where at the time of the withdrawal your Contract Value is $118,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect. You have taken no other partial withdrawals during the current Contract Year. Thus, your requested withdrawal amount (before the application of the Earnings-Sensitive Adjustment) is $5,000:

♦	Your GMWB Earnings are equal to $18,000, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($118,000 - $100,000 = $18,000).
♦
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000).  Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

♦	The Earnings-Sensitive Adjustment is equal to $3,333, which is the lesser of two quantities:
-	$7,200, which is equal to 40% of the GMWB Earnings (0.40 * $18,000 = $7,200)
-	$3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333).
♦
The total withdrawal amount is equal to $8,333, which is the requested withdrawal amount before the Earnings-Sensitive Adjustment (or your MEWAR) plus the Earnings-Sensitive Adjustment ($5,000 + $3,333 = $8,333).

♦	Your Contract Value after the withdrawal is equal to $109,667, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($118,000 - $8,333 = $109,667).
♦
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $100,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of GMWB Earnings ($0, since the withdrawal of $8,333 is less than the GMWB Earnings of $18,000).  Since the GMWB Earnings is in excess of the total withdrawal the GMWB Earnings Determination Baseline is not reduced.

♦
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($3,333 + $5,000 - $8,333 = 0).

♦
Your GWB after the withdrawal is equal to $91,667, which is the GWB before the withdrawal less the total partial withdrawal ($100,000 - $8,333 = $91,667). Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,333) plus the GAWA ($5,000), no proportional reduction applies to your GWB for this withdrawal.

♦
Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,333) plus the GAWA ($5,000), your GAWA is unchanged after the withdrawal.

▪
Example 13b: This example demonstrates how the Earnings-Sensitive Adjustment is applied if there are no GMWB Earnings in the Contract, i.e. your Contract Value is less than the GMWB Earnings Determination Baseline at the time of your total withdrawal.  This example assumes that you request a withdrawal that includes the applicable Earnings-Sensitive Adjustment, if any, where at the time of the withdrawal your Contract Value is $98,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect. You have taken no other partial withdrawals during the current Contract Year. Thus, your requested withdrawal amount (before the application of the Earnings-Sensitive Adjustment) is $5,000:

♦	Your GMWB Earnings are equal to $0, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($98,000 - $100,000 = -$2,000 which is less than zero).
♦
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000).  Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

♦	The Earnings-Sensitive Adjustment is equal to $0, which is the lesser of two quantities:
-	$0, which is equal to 40% of the GMWB Earnings (0.40 * $0 = $0)
-	$3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333).
♦
The total withdrawal amount is equal to $5,000, which is the requested withdrawal amount before the Earnings-Sensitive Adjustment (or your MEWAR) plus the Earnings-Sensitive Adjustment ($5,000 + $0 = $5,000).

♦	Your Contract Value after the withdrawal is equal to $93,000, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($98,000 - $5,000 = $93,000).
♦
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $95,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of GMWB Earnings ($5,000 - $0 = $5,000).  Since there are no GMWB Earnings at the time of the withdrawal the GMWB Earnings Determination Baseline is reduced by the total withdrawal amount.

♦
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $5,000 = 0).

♦
Your GWB after the withdrawal is equal to $95,000, which is the GWB before the withdrawal less the total partial withdrawal ($100,000 - $5,000 = $95,000). Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($0) plus the GAWA ($5,000), no proportional reduction applies to your GWB for this withdrawal.

♦
Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($0) plus the GAWA ($5,000), your GAWA is unchanged after the withdrawal.

▪
Example 13c: This example demonstrates an Excess Withdrawal that results in a re-determination of your GWB and GAWA.  This example assumes that you request a withdrawal for $15,000 where at the time of the withdrawal your Contract Value is $108,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect. You have taken no other partial withdrawals during the current Contract Year.

♦	Your GMWB Earnings are equal to $8,000, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($108,000 - $100,000 = $8,000).
♦
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000).  Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

♦
Because you specified a withdrawal of exactly $15,000 including the Earnings-Sensitive Adjustment, the amount of the Earnings-Sensitive Adjustment for that withdrawal must be calculated. This requires a couple of steps.

First, the Earnings-Sensitive Adjustment that would apply to a withdrawal of the MEWAR is calculated.  This is the maximum Earnings-Sensitive Adjustment that could apply to a withdrawal of any size at that time.  The maximum Earnings-Sensitive Adjustment is equal to $3,200, which is the lesser of two quantities:

$3,200, which is equal to 40% of the GMWB Earnings (0.40 * $8,000 = $3,200)
$3,333, which is equal to 2/3 of the MEWAR (2/3 * $5,000 = $3,333).

Second, your requested withdrawal is compared to the withdrawal of the MEWAR ($5,000) plus the maximum Earnings-Sensitive Adjustment ($3,200).  Your requested withdrawal of $15,000 is greater than $8,200 ($5,000 + $3,200), so your Earnings-Sensitive Adjustment is equal to the maximum Earnings-Sensitive Adjustment ($3,200).

Thus, your $15,000 withdrawal has a $3,200 Earnings-Sensitive Adjustment.  Note that the result is the same as if you had requested a withdrawal of $11,800 plus the Earnings-Sensitive Adjustment, since your total withdrawal would also have been $15,000 in that case.

♦	The total withdrawal amount is equal to $15,000. Thus, your requested withdrawal exceeds your GAWA plus the Earnings-Sensitive Adjustment.
♦	Your Contract Value after the withdrawal is equal to $93,000, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($108,000 - $15,000 = $93,000).
♦
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $93,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of GMWB Earnings ($15,000 - $8,000 = $7,000).  Since a portion of the total withdrawal ($7,000) is in excess of GMWB Earnings, the GMWB Earnings Determination Baseline is reduced by the amount of the withdrawal in excess of GMWB Earnings.

♦
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($3,200 + $5,000 - $15,000 = -$6,800 which is less than zero).

♦
Your GWB after the withdrawal is equal to $85,545, which is your GWB reduced dollar for dollar for your GAWA plus the Earnings-Sensitive Adjustments in the current Contract Year, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA plus the Earnings-Sensitive Adjustments for the current Contract Year [($100,000 - $8,200) * (1 - ($15,000 - $8,200) / ($108,000 - $8,200)) = $85,545].

♦
Since the total partial withdrawals for the year ($15,000) then exceeds the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200) plus the GAWA ($5,000), your GAWA after the withdrawal is equal to $4,659, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA plus the Earnings-Sensitive Adjustments for the current Contract Year [$5,000*(1-($15,000-$8,200)/($108,000-$8,200))=$4,659].

▪	Notes:
♦	If your For Life Guarantee is not in effect, your Earnings-Sensitive Adjustment may not exceed the greater of zero or your GWB less the MEWAR.
♦
If you request a withdrawal of an exact amount (for example, you wish to take a withdrawal from your Contract Value of only your GAWA, and no more), an Earnings-Sensitive Adjustment will still be calculated.  The effect of that Earnings-Sensitive Adjustment will be to potentially allow for an additional amount available for withdrawal during the current Contract Year without incurring proportional reduction of your benefit.  In other words, due to the Earnings-Sensitive Adjustment your GAWA may decrease by less than the total amount of Contract Value withdrawn.

APPENDIX E

GMWB PROSPECTUS EXAMPLES

Guaranteed Minimum Withdrawal Benefits for a Single Life or two Covered Lives with Combinations of Optional Bonus Percentage Amounts, Annual or Quarterly Contract Value-Based Step-Ups (“LifeGuard Freedom Flex”, “LifeGuard Freedom Flex with Joint Option GMWB”)

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (“Jackson Select”) for Endorsements Issued on or After October 11, 2010

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (“Jackson Select With Joint Option GMWB”) for Endorsements Issued on or After October 11, 2010

Unless otherwise specified, the following examples apply to and assume you elected either LifeGuard Freedom Flex, LifeGuard Freedom Flex with Joint Option, Jackson Select or Jackson Select With Joint Option (referred to below as a GMWB) when you purchased your Contract, no other optional benefits other than any available Contract Enhancements that could be elected, your initial premium payment net of any applicable premium taxes, plus any Contract Enhancement was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges and no prior partial withdrawals have been made.  The examples generally only assume a 200% Guaranteed Withdrawal Balance Adjustment (GWB Adjustment) unless specifically noted, as a 400% GWB Adjustment is not available under all GMWBs.  The examples assume that your age when the GAWA% is first determined corresponds to a GAWA% of 5%, the GMWB elected has a bonus percentage of 7%, and the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus at pages 59 .  If your age at the time the GAWA% is first determined corresponds to a GAWA% other than 5%, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%.  If you elected a GMWB with a bonus percentage other than 7%, the examples will still apply if you replace the 7% in each of the bonus calculations with the appropriate bonus percentage for the GMWB you elected. References to the GMWB Death Benefit refer to a death benefit provided by certain GMWB endorsements, but not to any separate death benefit endorsement.

Example 1: This example demonstrates how GMWB values are set at election.

▪	Example 1a: If the GMWB is elected at issue:
♦	Your initial GWB is $100,000, which is your initial premium payment, net of any applicable premium taxes, plus any Contract Enhancement.
♦	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5000).

▪	Example 1b: If the GMWB is added after issue (subject to availability) when the Contract Value is $105,000:
♦	Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.
♦	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Notes:
♦
Your initial Benefit Determination Baseline (BDB) is set equal to your initial premium payment, net of any applicable premium taxes, plus any Contract Enhancement, if the endorsement is elected at issue or your Contract Value if the endorsement is elected after issuance of the contract, subject to availability.

♦	Your initial Bonus Base is set equal to your GWB at the time of election.
♦	Your initial 200% GWB Adjustment is set equal to 200% times your initial GWB.
♦	If your endorsement includes a 400% GWB Adjustment provision, your initial 400% GWB Adjustment is set equal to 400% times your initial GWB.
♦	If your endorsement includes a GMWB Death Benefit provision, your initial GMWB Death Benefit is set equal to your initial GWB.

Example 2: This example demonstrates how your GAWA% is determined.  Your GAWA% is determined on the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of the Life Income of a GMWB Income Option.  Your GAWA% is set based upon your attained age at that time.  Your initial GAWA is determined based on this GAWA% and the GWB at that time.

▪
If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

▪
Your GAWA% will be re-determined based on your attained age if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of a Step-Up is greater than the BDB.

Example 3: This example demonstrates how upon payment of a subsequent premium, GMWB values may be re-determined.

▪
Example 3a: This example demonstrates what happens if you make an additional premium payment, net of any applicable premium taxes, plus any Contract Enhancement of $50,000 and your GWB is $100,000 at the time of payment:

♦
Your new GWB is $150,000, which is your GWB prior to the additional premium payment ($100,000) plus your additional premium payment, net of any applicable premium taxes, plus any Contract Enhancement ($50,000).  Your GWB is subject to a maximum of $5,000,000 (see Example 3b).

♦
Your GAWA is $7,500, which is your GAWA prior to the additional premium payment ($5,000) plus 5% of your additional premium payment, net of any applicable premium taxes, plus any Contract Enhancement ($50,000*0.05 = $2,500).

▪
Example 3b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent premium.  If you make an additional premium payment, net of any applicable premium taxes, plus any Contract Enhancement of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

♦
Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional premium payment ($4,950,000) plus your additional premium payment, net of any applicable premium taxes, plus any Contract Enhancement ($100,000) exceeds the maximum of $5,000,000.

♦	Your GAWA is $250,000, which is your GAWA prior to the additional premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:
♦	Your GAWA is recalculated upon payment of an additional premium (as described above) only if such payment occurs after your GAWA% has been determined.
♦	Your BDB is increased by the premium payment, net of any applicable premium taxes, plus any Contract Enhancement. The BDB is not subject to a maximum of $5,000,000.
♦	Your Bonus Base is increased by the premium payment, net of any applicable premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.
♦
If the premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your 200% GWB Adjustment is increased by the premium payment, net of any applicable premium taxes, plus any Contract Enhancement times 200%, subject to a maximum of $5,000,000.  For example, if, as in Example 3a, you make an additional premium payment, net of any applicable premium taxes, plus any Contract Enhancement of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB Adjustment value before the additional premium payment is $200,000, then the 200% GWB Adjustment is increased by 200% of the additional premium payment, net of any applicable premium taxes, plus any Contract Enhancement.  The resulting 200% GWB Adjustment is $200,000 + $100,000 = $300,000.

♦
If the premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your 200% GWB Adjustment is increased by the premium payment, net of any applicable premium taxes,  plus any Contract Enhancement, subject to a maximum of $5,000,000.  For example, if you make an additional premium payment, net of any applicable premium taxes, plus any Contract Enhancement of $50,000 after your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB Adjustment value before the additional premium payment is $200,000, then the 200% GWB Adjustment is increased by 100% of the additional premium payment, net of any applicable premium taxes, plus any Contract Enhancement.  The resulting 200% GWB Adjustment is $200,000 + $50,000 = $250,000.

♦
If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit is increased by the premium payment, net of any applicable premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.

Example 4: This example demonstrates how GMWB values are re-determined upon withdrawal of the guaranteed amount (which is your GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA)).

▪	Example 4a: This example demonstrates what happens if you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:
♦	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).
♦	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.
♦
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the death of any Owner or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪
Example 4b: This example demonstrates what happens if you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

♦	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).
♦	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).
♦
If you continued to take annual withdrawals equal to your initial and unchanged RMD ($7,500),  it would take approximately an additional   12  years to deplete your GWB ($92,500 / $7,500 per year = approximately 12  years), provided that there are no further adjustments made to your GWB or your RMD (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your RMD could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 12  years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	Your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.
♦
Your Bonus Base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no Bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

♦	Your GWB Adjustment provision is terminated since a withdrawal is taken.
♦
If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit may be reduced.  In the case where your GMWB Death Benefit is reduced for all withdrawals, it will be reduced by the amount of the withdrawal since the withdrawal did not exceed the greater of the GAWA or the RMD.

♦	If the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your new GWB.
♦	Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.

Example 5: This example demonstrates how GMWB values are re-determined upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 4).

▪	Example 5a: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:
♦
Your new GWB is $91,200, which is your GWB, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

Your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the any death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5b: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:
♦
Your new GWB is $90,250, which is your GWB, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

-
Your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
The Excess Withdrawal is defined to be the lesser of t he total amount of the current partial withdrawal, or the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

▪	Example 5c: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:
♦
Your new GWB is $85,500, which is your GWB, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

♦
Your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	Your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.
♦
Your Bonus Base is recalculated to equal the lesser of 1) your Bonus Base prior to the withdrawal or 2) your GWB following the withdrawal.  In addition, no Bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

♦	Your GWB Adjustment provision is terminated since a withdrawal is taken.
♦
If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit will be reduced.  In the case where your GMWB Death Benefit is reduced for all withdrawals, the GMWB Death Benefit is reduced in the same manner that the GWB is reduced; it is first reduced dollar for dollar for the GAWA and then is reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA.  Otherwise, your GMWB Death Benefit is only reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA.

♦	If the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.
♦
The Excess Withdrawal is defined to be the lesser of the total amount of the current partial withdrawal, or the amount     by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 6: This example illustrates how GMWB values are re-determined upon automatic Step-Up.

▪
Example 6a: This example demonstrates what happens if at the time of Step-Up your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is $200,000, your GWB is $90,000, and your GAWA is $5,000:

♦
Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable).

♦
If the Step-Up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of the Step-Up is greater than your BDB.

-	If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:
•
Your GAWA% is set to 6%, since your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable)($200,000) is greater than your BDB ($100,000).

•	Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).
•
Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the Step-Up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of Step-Up ($200,000).

♦
Your Bonus Base is $100,000 just prior to the Step-Up, your Bonus Base is recalculated to equal $200,000, which is the greater of 1) your Bonus Base prior to the Step-Up ($100,000) or 2) your GWB following the Step-Up ($200,000).

-
If you have not passed your Contract Anniversary immediately following your 80 th birthday (or the youngest Covered Life's 80 th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the Step-Up.

▪
Example 6b: This example demonstrates what happens if at the time of Step-Up your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is $90,000, your GWB is $80,000, and your GAWA is $5,000:

♦
Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable).

♦
If the Step-Up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is greater than your BDB.  However, in this case, it is assumed that your initial premium, net of any applicable premium taxes, plus any Contract Enhancement is $100,000.  Your BDB would not be less than $100,000, entailing that this would not cause a re-determination of the GAWA%.  Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the Step-Up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).  In addition, if your BDB is $100,000 prior to the Step-Up, your BDB remains $100,000, which is the greater of 1) your BDB prior to the Step-Up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of Step-Up ($90,000).

♦
If your Bonus Base is $100,000 just prior to the Step-Up, your Bonus Base remains $100,000, which is the greater of 1) your Bonus Base prior to the Step-Up ($100,000) or 2) your GWB following the Step-Up ($90,000).

-	Your Bonus Period will not re-start since your Bonus Base has not been increased due to the Step-Up.

▪	Notes:
♦
Your endorsement contains a provision allowing the Company to increase the GMWB charge upon Step-Up.  If the charge does increase, a separate calculation is advisable to establish if the Step-Up is beneficial.

♦	Your Bonus Base will be re-determined only if your GWB is increased upon Step-Up to a value above your Bonus Base just prior to the Step-Up.
♦	Your GAWA is recalculated upon Step-Up (as described above) only if the Step-Up occurs after your GAWA% has been determined.
♦	Your GWB Adjustment remains unchanged since Step-Ups do not impact the GWB Adjustment.
♦	If your endorsement contains a GMWB Death Benefit provision, your GMWB Death Benefit remains unchanged since Step-Ups do not impact the GMWB death benefit.
♦
If your endorsement bases Step-Ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, plus any Contract Enhancement, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary..

Example 7: This example demonstrates how the timing of a withdrawal request interacts with the timing of the Step-Up provision (if applicable) to impact re-determination of GMWB values.

▪
Example 7a: This example demonstrates what happens if prior to any transactions your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is $200,000, your GAWA is $5,000, your GWB is $100,000, your GWB is due to Step Up automatically, and you also wish to take a withdrawal of an amount equal to $5,000:

♦
If you request the withdrawal the day after the Step-Up, upon Step-Up, your GWB is set equal to $200,000, which is your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable).  At that time, your GAWA is equal to $10,000, which is 5% of your new GWB ($200,000*0.05 = $10,000).  On the day following the Step-Up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA.  If you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = approximately 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
If your Bonus Base is $100,000 just prior to the Step-Up, at the time of Step-Up, your Bonus Base is recalculated and is equal to $200,000, which is the greater of 1) your Bonus Base prior to the Step-Up ($100,000) or 2) your GWB following the Step-Up ($200,000).  Your Bonus Base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

-
If you have not passed the Contract Anniversary immediately following your 80 th birthday (or the youngest Covered Life's 80 th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the Step-Up.

-
If your BDB is $100,000 just prior to the Step-Up, then at the time of Step-Up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the Step-Up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of Step-Up ($200,000).  Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

♦
If you request the withdrawal prior to the Step-Up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) becomes $195,000, which is your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000).  Upon Step-Up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable).  At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the Step-Up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
If your Bonus Base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your Bonus Base is not adjusted since the amount of the withdrawal does not exceed your GAWA.  At the time of Step-Up, your Bonus Base is recalculated and is equal to $195,000, which is the greater of 1) your Bonus Base prior to the Step-Up ($100,000) or 2) your GWB following the Step-Up ($195,000).

-
If you have not passed the Contract Anniversary immediately following your 80 th birthday (or the youngest Covered Life's 80 th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the Step-Up.

-
If your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals.  At the time of Step-Up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of Step-Up ($195,000).

▪	Notes:
♦	As the example illustrates, when considering a request for a withdrawal at or near the same time as application of a Step-Up, the order of the two transactions may impact your GAWA.
-
If the Step-Up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the Step-Up is applied. If the Step-Up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the Step-Up is applied.

-	Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.
♦	This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.
♦	Your Bonus Base will be re-determined only if your GWB is increased upon Step-Up to a value above your Bonus Base just prior to the Step-Up.
♦	The GAWA% is determined at the time of the withdrawal (if not previously determined).
-
The GAWA% is re-determined upon Step-Up if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is greater than your BDB.

♦
Your GWB Adjustment provision is terminated at the time of the withdrawal. If your endorsement contains a GMWB Death Benefit provision, the GMWB Death Benefit would not be adjusted for the Step-Up since Step-Ups do not impact the GMWB death benefit, but your GMWB Death Benefit may be reduced for the withdrawal.

♦
If your endorsement bases Step-Ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, plus any Contract Enhancement, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary..

♦	If the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.
♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where a minimum death benefit is reduced proportionately for withdrawals, the death benefit may be reduced by more than the amount of the withdrawal.

Example 8: This example illustrates how GMWB values are re-determined upon application of the Bonus applied to your GWB.

▪	Example 8a: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your Bonus Base is $100,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $107,000, which is equal to your GWB plus 7% of your Bonus Base ($100,000 + $100,000*0.07 = $107,000).
♦	Your GAWA for the next year is equal $5,350, which is 5% of your new GWB ($107,000*0.05 = $5,350).
♦
After the application of the Bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($107,000 / $5,350 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 8b: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your Bonus Base is $100,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $97,000, which is equal to your GWB plus 7% of your Bonus Base ($90,000 + $100,000*0.07 = $97,000).
♦	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the Bonus ($5,000) or 2) 5% of your new GWB ($97,000*0.05 = $4,850).
♦
After the application of the Bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($97,000 / $5,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	Your Bonus Base is not recalculated upon the application of the Bonus to your GWB.
♦	Your GAWA is recalculated upon the application of the Bonus (as described above) only if the application of the Bonus occurs after your GAWA% has been determined.
♦	Your BDB remains unchanged since the BDB is not impacted by the application of the Bonus.
♦	Your GWB Adjustment remains unchanged since the GWB Adjustment is not impacted by the application of the Bonus.
♦	If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit remains unchanged since the GMWB Death Benefit is not impacted by the application of the Bonus.
♦	If the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

Example 9: This example illustrates how the GAWA is re-determined when the For Life Guarantee for the LifeGuard Freedom Flex and the LifeGuard Freedom Flex with Joint Option becomes effective after the effective date of the endorsement at age 591/2.  At the time the For Life Guarantee becomes effective, your GAWA is re-determined.  (This example only applies if your endorsement is a For Life GMWB that contains a For Life Guarantee that becomes effective after the effective date of the endorsement.)

▪	Example 9a: This example demonstrates what happens if on the date the For Life Guarantee becomes effective, your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:
♦	Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).
♦
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.  Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

▪	Example 9b: This example demonstrates what happens if your Contract Value has fallen to $0 prior to the date the For Life Guarantee becomes effective, your GWB is $50,000 and your GAWA is $5,000:
♦
You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted.  However, your GAWA would not be permitted to exceed your remaining GWB.  Your GAWA is not recalculated since the Contract Value is $0.

♦	The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

▪	Example 9c: This example demonstrates what happens if on the date the For Life Guarantee becomes effective, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:
♦	Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).
♦
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.  Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

♦
Although your GAWA is $0, upon Step-Up or subsequent premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

Example 10: This example illustrates how the For Life Guarantee is affected upon death of the Owner on a For Life GMWB with Joint Option.

▪	This example demonstrates what happens if at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:
♦
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or begin on the date the For Life Guarantee becomes effective. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life’s attained age (or the age he or she would have attained).  Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

♦
If your endorsement has a For Life Guarantee that becomes effective on the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect.  The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life’s attained age (or the age he or she would have attained).  The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

♦
The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

♦	Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

▪	Notes:
♦
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 ½.  Your Bonus Base remains unchanged at the time of continuation.

♦	Your BDB remains unchanged at the time of continuation.

Example 11: This example demonstrates how the GWB is re-determined upon application of the 200% GWB Adjustment.  (If your endorsement contains a 400% GWB Adjustment provision, the examples below still apply, by replacing the 200% in each of the calculations with 400%.)

▪
Example 11a: This example demonstrates what happens if on the 200% GWB Adjustment Date, your GWB is $160,000, your 200% GWB Adjustment is $200,000, and you have taken no withdrawals on or prior to the 200% GWB Adjustment Date:

♦	Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the 200% GWB Adjustment ($160,000) or 2) the 200% GWB Adjustment ($200,000).

▪
Example 11b: This example demonstrates what happens if on the 200% GWB Adjustment Date, your GWB is $210,000, your 200% GWB Adjustment is $200,000, and you have taken no withdrawals on or prior to the 200% GWB Adjustment Date:

♦	Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the 200% GWB Adjustment ($210,000) or 2) the 200% GWB Adjustment ($200,000).

▪	Notes:
♦	The 200% GWB Adjustment provision is terminated on the 200% GWB Adjustment Date after the 200% GWB Adjustment is applied (if any).
♦	Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.
♦	No adjustment is made to your Bonus Base since the Bonus Base is not impacted by the 200% GWB Adjustment.
♦	No adjustment is made to your BDB since the BDB is not impacted by the 200% GWB Adjustment.
♦	If your endorsement includes a GMWB Death Benefit provision, no adjustment is made to your GMWB Death Benefit since the GMWB Death Benefit is not impacted by the 200% GWB Adjustment.

Example 12: This example demonstrates how funds are transferred to or from the GMWB Fixed Account, on each Contract Monthly Anniversary, via the formulas defined in the Transfer of Assets Methodology in Appendix G.  The annuity factors referenced in this example are also found in Appendix G.  (This example only applies if your endorsement contains a Transfer of Assets provision.)

▪
Example 12a: This example demonstrates what happens if on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000, and your Fixed Account Contract Value is $5,000:

♦	Your liability is equal to $91,560, which is your GAWA multiplied by your annuity factor ($6,000 * 15.26 = $91,560).
♦
The ratio is equal to 91.56%, which is the liability (net of the GMWB Fixed Account Contract Value) divided by the sum of the Separate Account Contract Value and the Fixed Account Contract Value [($91,560 - $0) / ($95,000 + $5,000) = 91.56%].

♦
Since the ratio (91.56%) is greater than the upper breakpoint (83%), funds are transferred from the Investment Divisions and the Fixed Account Options to the GMWB Fixed Account.  The amount of the transfer is equal to $57,800, which is the lesser of 1) the Separate Account Contract Value plus the Fixed Account Contract Value ($95,000 + $5,000 = $100,000) or 2) the liability (net of the GMWB Fixed Account Contract Value) less 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($91,560 - $0 - 0.80*($95,000 + $5,000)) / (1 - 0.80) = $57,800].

♦	Your GMWB Fixed Account Contract Value is $57,800, which is your previous GMWB Fixed Account Contract Value plus the amount of the transfer ($0 + $57,800 = $57,800).
♦
Your Separate Account Contract Value is $40,090, which is your previous Separate Account Contract Value less the amount of the transfer multiplied by the ratio of the Separate Account Contract Value to the sum of the Separate Account Contract Value and the Fixed Account Contract Value [$95,000 - $57,800 * ($95,000 / ($95,000 + $5,000)) = $40,090].

♦
Your Fixed Account Contract Value is $2,110, which is your previous Fixed Account Contract Value less the amount of the transfer multiplied by the ratio of the Fixed Account Contract Value to the sum of the Separate Account Contract Value and the Fixed Account Contract Value [$5,000 - $57,800 * ($5,000 / ($95,000 + $5,000)) = $2,110].

▪
Example 12b: This example demonstrates what happens if on your 13th Contract Monthly Anniversary, your annuity factor is 14.83, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $15,000, your Separate Account Contract Value is $90,000, your Fixed Account Contract Value is $10,000, your current allocation percentage to the Investment Divisions is 95%, and your current allocation percentage to the Fixed Account Options is 5%:

♦	Your liability is equal to $88,980, which is your GAWA multiplied by your annuity factor ($6,000 * 14.83 = $88,980).
♦
The ratio is equal to 73.98%, which is the liability (net of the GMWB Fixed Account Contract Value) divided by the sum of the Separate Account Contract Value and the Fixed Account Contract Value [($88,980 - $15,000) / ($90,000 + $10,000) = 73.98%].

♦
Since the ratio (73.98%) is less than the lower breakpoint (77%), funds are transferred from the GMWB Fixed Account to the Investment Divisions and the Fixed Account Options.  The amount of the transfer is equal to $15,000, which is the lesser of 1) the GMWB Fixed Account Contract Value ($15,000) or 2) the GMWB Fixed Account Contract Value less the liability plus 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($15,000 - $88,980 + 0.80 * ($90,000 + $10,000)) / (1 - 0.80) = $30,100].

♦	Your GMWB Fixed Account Contract Value is $0, which is your previous GMWB Fixed Account Contract Value less the amount of the transfer ($15,000 - $15,000 = $0).
♦
Your Separate Account Contract Value is $104,250, which is your previous Separate Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Investment Divisions ($90,000 + $15,000 * 0.95 = $104,250).

♦
Your Fixed Account Contract Value is $10,750, which is your previous Fixed Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Fixed Account Options ($10,000 + $15,000 * 0.05 = $10,750).

▪
Example 12c: This example demonstrates what happens if on your 25th Contract Monthly Anniversary, your annuity factor is 14.39, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $100,000, your Separate Account Contract Value is $0, your Fixed Account Contract Value is $0, your current allocation percentage to the Investment Divisions is 95%, and your current allocation percentage to the Fixed Account Options is 5%:

♦	Your liability is equal to $86,340, which is your GAWA multiplied by your annuity factor ($6,000 * 14.39 = $86,340).
♦	The ratio is not calculated since the sum of the Separate Account Contract Value and the Fixed Account Contract Value is equal to zero.
♦
Since all funds are allocated to the GMWB Fixed Account and the GMWB Fixed Account Contract Value ($100,000) is greater than the liability ($86,340), funds are transferred from the GMWB Fixed Account to the Investment Divisions and the Fixed Account Options.  The amount of the transfer is equal to $68,300, which is the lesser of 1) the GMWB Fixed Account Contract Value ($100,000) or 2) the GMWB Fixed Account Contract Value less the liability plus 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($100,000 - $86,340 + 0.80 * ($0 + $0)) / (1 - 0.80) = $68,300].

♦	Your GMWB Fixed Account Contract Value is $31,700, which is your previous GMWB Fixed Account Contract Value less the amount of the transfer ($100,000 - $68,300 = $31,700).
♦
Your Separate Account Contract Value is $64,885, which is your previous Separate Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Investment Divisions ($0 + $68,300 * 0.95 = $64,885).

♦
Your Fixed Account Contract Value is $3,415, which is your previous Fixed Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Fixed Account Options ($0 + $68,300 * 0.05 = $3,415).

▪	Notes:
♦
If your GAWA had not yet been determined prior to the transfer of assets calculation, the GAWA used in the liability calculation will be based on the GAWA% for your attained age (or the attained age of the youngest Covered Life if your endorsement is a For Life GMWB with Joint Option) at the time of the calculation multiplied by your GWB at that time.

♦
The amount transferred from each Investment Division and Fixed Account Option to the GMWB Fixed Account will be in proportion to their current value.  The amount transferred to each Investment Division and Fixed Account Option will be based on your most current premium allocation instructions.

♦	Funds transferred out of the Fixed Account Option(s) will be subject to an Excess Interest Adjustment (if applicable).
♦	No adjustments are made to the GWB, the GAWA, the Bonus Base, the GWB Adjustment, or the GMWB Death Benefit as a result of the transfer.

APPENDIX F

 TRANSFER OF ASSETS METHODOLOGY

On each Contract Monthly Anniversary, transfers to or from the GMWB Fixed Account will be determined based on the formulas defined below.

Liability = GAWA x annuity factor

The Liability calculated in the above formula is designed to represent the projected value of this GMWB's benefits.  If the GAWA% has not yet been determined, the GAWA used in the Liability calculation will be based on the GAWA% corresponding to the Owner's (or oldest Joint Owner's) attained age at the time the Liability is calculated, multiplied by the GWB at that time.

The tables of annuity factors (as shown below) are set at election of the LifeGuard Select GMWB, LifeGuard Select with Joint Option GMWB, Jackson Select GMWB or Jackson Select with Joint Option GMWB, as applicable, and do not change.

Ratio = (Liability – GMWB Fixed Account Contract Value) ÷ (Separate Account Contract Value + Fixed Account Contract Value)

If the sum of the Separate Account Contract Value and the Fixed Account Contract Value is equal to zero, the Ratio will not be calculated.

The transfer amount is determined as follows:

If the Ratio is less than the lower breakpoint of 77% or if the GMWB Fixed Account Contract Value is greater than the Liability and all funds are allocated to the GMWB Fixed Account, the amount transferred from the GMWB Fixed Account is equal to the lesser of:

1.	The GMWB Fixed Account Contract Value; or
2.	(GMWB Fixed Account Contract Value + 80% x (Separate Account Contract Value + Fixed Account Contract Value) – Liability) ÷ (1-80%).

If the Ratio is greater than the upper breakpoint of 83%, the amount transferred to the GMWB Fixed Account is equal to the lesser of:

1.	Separate Account Contract Value + Fixed Account Contract Value; or
2.	(Liability – GMWB Fixed Account Contract Value – 80% x (Separate Account Contract Value + Fixed Account Contract Value)) ÷ (1-80%).

Otherwise, no funds are transferred.

Under the Jackson Select GMWB or the Jackson Select with Joint Option GMWB, if any transfer indicated by the above procedure would result in the GMWB Fixed Account Value exceeding 90% of the Contract Value, then the actual transfer will be such that exactly 90% of the Contract Value is allocated to the GMWB Fixed Account.  Otherwise, the indicated transfer will be the actual transfer.

LifeGuard Select and Jackson Select
Transfer of Assets Provision
Annuity Factors*

Age**	Contract Monthly Anniversary
	1	2	3	4	5	6	7	8	9	10	11	12
65	15.26	15.22	15.19	15.15	15.12	15.08	15.05	15.01	14.97	14.94	14.90	14.87
66	14.83	14.79	14.76	14.72	14.68	14.65	14.61	14.57	14.54	14.50	14.46	14.43
67	14.39	14.35	14.32	14.28	14.25	14.21	14.18	14.14	14.10	14.07	14.03	14.00
68	13.96	13.92	13.89	13.85	13.81	13.77	13.74	13.70	13.66	13.62	13.59	13.55
69	13.51	13.47	13.44	13.40	13.37	13.33	13.30	13.26	13.22	13.19	13.15	13.12
70	13.08	13.04	13.01	12.97	12.93	12.89	12.86	12.82	12.78	12.74	12.71	12.67
71	12.63	12.59	12.56	12.52	12.48	12.44	12.41	12.37	12.33	12.29	12.26	12.22
72	12.18	12.14	12.11	12.07	12.03	12.00	11.96	11.92	11.89	11.85	11.81	11.78
73	11.74	11.70	11.67	11.63	11.60	11.56	11.53	11.49	11.45	11.42	11.38	11.35
74	11.31	11.27	11.24	11.20	11.16	11.12	11.09	11.05	11.01	10.97	10.94	10.90
75	10.86	10.82	10.79	10.75	10.72	10.68	10.65	10.61	10.57	10.54	10.50	10.47
76	10.43	10.39	10.36	10.32	10.28	10.25	10.21	10.17	10.14	10.10	10.06	10.03
77	9.99	9.96	9.92	9.89	9.85	9.82	9.78	9.75	9.71	9.68	9.64	9.61
78	9.57	9.54	9.50	9.47	9.43	9.40	9.36	9.33	9.29	9.26	9.22	9.19
79	9.15	9.12	9.08	9.05	9.01	8.98	8.94	8.91	8.87	8.84	8.80	8.77
80	8.73	8.70	8.66	8.63	8.60	8.56	8.53	8.50	8.46	8.43	8.40	8.36
81	8.33	8.30	8.26	8.23	8.20	8.16	8.13	8.10	8.06	8.03	8.00	7.96
82	7.93	7.90	7.86	7.83	7.80	7.76	7.73	7.70	7.66	7.63	7.60	7.56
83	7.53	7.50	7.47	7.44	7.41	7.38	7.35	7.31	7.28	7.25	7.22	7.19
84	7.16	7.13	7.10	7.07	7.04	7.01	6.98	6.95	6.92	6.89	6.86	6.83
85	6.80	6.77	6.74	6.71	6.68	6.65	6.62	6.59	6.56	6.53	6.50	6.47
86	6.44	6.41	6.39	6.36	6.33	6.30	6.28	6.25	6.22	6.19	6.17	6.14
87	6.11	6.08	6.06	6.03	6.00	5.98	5.95	5.92	5.90	5.87	5.84	5.82
88	5.79	5.76	5.74	5.71	5.69	5.66	5.64	5.61	5.58	5.56	5.53	5.51
89	5.48	5.46	5.43	5.41	5.38	5.36	5.34	5.31	5.29	5.26	5.24	5.21
90	5.19	5.17	5.14	5.12	5.10	5.07	5.05	5.03	5.00	4.98	4.96	4.93
91	4.91	4.89	4.87	4.85	4.83	4.81	4.79	4.76	4.74	4.72	4.70	4.68
92	4.66	4.64	4.62	4.60	4.58	4.56	4.54	4.51	4.49	4.47	4.45	4.43
93	4.41	4.39	4.37	4.35	4.33	4.31	4.30	4.28	4.26	4.24	4.22	4.20
94	4.18	4.16	4.14	4.13	4.11	4.09	4.07	4.05	4.03	4.02	4.00	3.98
95	3.96	3.94	3.93	3.91	3.89	3.87	3.86	3.84	3.82	3.80	3.79	3.77
96	3.75	3.73	3.72	3.70	3.68	3.66	3.65	3.63	3.61	3.59	3.58	3.56
97	3.54	3.52	3.51	3.49	3.47	3.46	3.44	3.42	3.41	3.39	3.37	3.36
98	3.34	3.32	3.31	3.29	3.27	3.26	3.24	3.22	3.21	3.19	3.17	3.16
99	3.14	3.12	3.11	3.09	3.07	3.06	3.04	3.02	3.01	2.99	2.97	2.96
100	2.94	2.92	2.91	2.89	2.87	2.85	2.84	2.82	2.80	2.78	2.77	2.75
101	2.73	2.71	2.70	2.68	2.66	2.65	2.63	2.61	2.60	2.58	2.56	2.55
102	2.53	2.51	2.50	2.48	2.46	2.45	2.43	2.41	2.40	2.38	2.36	2.35
103	2.33	2.31	2.30	2.28	2.26	2.24	2.23	2.21	2.19	2.17	2.16	2.14
104	2.12	2.10	2.09	2.07	2.06	2.04	2.03	2.01	1.99	1.98	1.96	1.95
105	1.93	1.91	1.90	1.88	1.87	1.85	1.84	1.82	1.80	1.79	1.77	1.76
106	1.74	1.73	1.71	1.70	1.68	1.67	1.65	1.64	1.62	1.61	1.59	1.58
107	1.56	1.55	1.53	1.52	1.50	1.49	1.47	1.46	1.44	1.43	1.41	1.40
108	1.38	1.37	1.35	1.34	1.33	1.31	1.30	1.29	1.27	1.26	1.25	1.23
109	1.22	1.21	1.19	1.18	1.17	1.15	1.14	1.13	1.11	1.10	1.09	1.07
110	1.06	1.05	1.04	1.03	1.01	1.00	0.99	0.98	0.97	0.96	0.94	0.93
111	0.92	0.91	0.90	0.89	0.88	0.87	0.86	0.84	0.83	0.82	0.81	0.80
112	0.79	0.78	0.77	0.76	0.75	0.74	0.73	0.72	0.71	0.70	0.69	0.68
113	0.67	0.66	0.65	0.64	0.63	0.62	0.62	0.61	0.60	0.59	0.58	0.57
114	0.56	0.55	0.54	0.54	0.53	0.52	0.51	0.50	0.49	0.49	0.48	0.47
115	0.46	0.42	0.38	0.35	0.31	0.27	0.23	0.19	0.15	0.12	0.08	0.04

* Annuity factors are based on the Annuity 2000 Mortality Table and 3.00% interest.

** The age of the Owner as of the effective date or the most recent Contract Anniversary.  For endorsements issued before October 11, 2010 , all Owners aged 55-64 on the effective date of the endorsement will be assumed to be age 65 on the effective date of the endorsement for the purpose of determining the applicable annuity factor.  For endorsements issued on or after October 11, 2010 , on each Contract Anniversary and at the effective date of the endorsement, if the Owner is aged 55-64 then the factor for age 65 and the first contract monthly anniversary will apply until age 65.

LifeGuard Select with Joint Option
And
Jackson Select with Joint Option
Transfer of Assets Provision
Annuity Factors

Age*	Contract Monthly Anniversary
	1	2	3	4	5	6	7	8	9	10	11	12
65	15.26	15.24	15.23	15.21	15.19	15.17	15.16	15.14	15.12	15.10	15.09	15.07
66	15.05	15.03	15.01	14.99	14.97	14.95	14.94	14.92	14.90	14.88	14.86	14.84
67	14.82	14.81	14.79	14.78	14.77	14.75	14.74	14.73	14.71	14.70	14.69	14.67
68	14.66	14.64	14.63	14.61	14.59	14.58	14.56	14.54	14.53	14.51	14.49	14.48
69	14.46	14.44	14.43	14.41	14.39	14.38	14.36	14.34	14.33	14.31	14.29	14.28
70	14.26	14.24	14.22	14.20	14.18	14.16	14.14	14.12	14.10	14.08	14.06	14.04
71	14.02	14.00	13.98	13.96	13.93	13.91	13.89	13.87	13.85	13.83	13.80	13.78
72	13.76	13.74	13.72	13.70	13.67	13.65	13.63	13.61	13.59	13.57	13.54	13.52
73	13.50	13.48	13.46	13.43	13.41	13.39	13.37	13.34	13.32	13.30	13.28	13.25
74	13.23	13.20	13.18	13.15	13.13	13.10	13.08	13.05	13.02	13.00	12.97	12.95
75	12.92	12.88	12.84	12.81	12.77	12.73	12.69	12.65	12.61	12.58	12.54	12.50
76	12.46	12.42	12.38	12.34	12.30	12.26	12.22	12.17	12.13	12.09	12.05	12.01
77	11.97	11.93	11.89	11.86	11.82	11.78	11.74	11.70	11.66	11.63	11.59	11.55
78	11.51	11.47	11.43	11.39	11.35	11.31	11.28	11.24	11.20	11.16	11.12	11.08
79	11.04	11.00	10.96	10.93	10.89	10.85	10.81	10.77	10.73	10.70	10.66	10.62
80	10.58	10.54	10.50	10.46	10.42	10.38	10.35	10.31	10.27	10.23	10.19	10.15
81	10.11	10.07	10.04	10.00	9.96	9.93	9.89	9.85	9.82	9.78	9.74	9.71
82	9.67	9.63	9.60	9.56	9.52	9.49	9.45	9.41	9.38	9.34	9.30	9.27
83	9.23	9.19	9.16	9.12	9.08	9.05	9.01	8.97	8.94	8.90	8.86	8.83
84	8.79	8.76	8.72	8.69	8.65	8.62	8.59	8.55	8.52	8.48	8.45	8.41
85	8.38	8.35	8.31	8.28	8.24	8.21	8.18	8.14	8.11	8.07	8.04	8.00
86	7.97	7.94	7.90	7.87	7.84	7.80	7.77	7.74	7.70	7.67	7.64	7.60
87	7.57	7.54	7.51	7.48	7.44	7.41	7.38	7.35	7.32	7.29	7.25	7.22
88	7.19	7.16	7.13	7.10	7.07	7.04	7.01	6.98	6.95	6.92	6.89	6.86
89	6.83	6.80	6.77	6.74	6.71	6.68	6.66	6.63	6.60	6.57	6.54	6.51
90	6.48	6.45	6.43	6.40	6.37	6.34	6.32	6.29	6.26	6.23	6.21	6.18
91	6.15	6.12	6.10	6.07	6.04	6.01	5.99	5.96	5.93	5.90	5.88	5.85
92	5.82	5.80	5.77	5.75	5.72	5.70	5.67	5.65	5.62	5.60	5.57	5.55
93	5.52	5.50	5.47	5.45	5.42	5.40	5.37	5.35	5.32	5.30	5.27	5.25
94	5.22	5.20	5.17	5.15	5.12	5.10	5.08	5.05	5.03	5.00	4.98	4.95
95	4.93	4.91	4.88	4.86	4.84	4.81	4.79	4.77	4.74	4.72	4.70	4.67
96	4.65	4.63	4.60	4.58	4.56	4.53	4.51	4.49	4.46	4.44	4.42	4.39
97	4.37	4.35	4.33	4.30	4.28	4.26	4.24	4.21	4.19	4.17	4.15	4.12
98	4.10	4.08	4.05	4.03	4.01	3.98	3.96	3.94	3.91	3.89	3.87	3.84
99	3.82	3.80	3.78	3.75	3.73	3.71	3.69	3.66	3.64	3.62	3.60	3.57
100	3.55	3.53	3.51	3.48	3.46	3.44	3.42	3.39	3.37	3.35	3.33	3.30
101	3.28	3.26	3.24	3.21	3.19	3.17	3.15	3.12	3.10	3.08	3.06	3.03
102	3.01	2.99	2.97	2.94	2.92	2.90	2.88	2.85	2.83	2.81	2.79	2.76
103	2.74	2.72	2.70	2.68	2.65	2.63	2.61	2.59	2.57	2.55	2.52	2.50
104	2.48	2.46	2.44	2.42	2.40	2.38	2.36	2.33	2.31	2.29	2.27	2.25
105	2.23	2.21	2.19	2.17	2.15	2.13	2.11	2.08	2.06	2.04	2.02	2.00
106	1.98	1.96	1.94	1.92	1.90	1.88	1.86	1.84	1.82	1.80	1.78	1.76
107	1.74	1.72	1.70	1.68	1.66	1.64	1.63	1.61	1.59	1.57	1.55	1.53
108	1.51	1.49	1.48	1.46	1.44	1.42	1.41	1.39	1.37	1.35	1.34	1.32
109	1.30	1.28	1.27	1.25	1.23	1.21	1.20	1.18	1.16	1.14	1.13	1.11
110	1.09	1.08	1.07	1.06	1.04	1.03	1.02	1.01	1.00	0.99	0.97	0.96
111	0.95	0.94	0.93	0.92	0.90	0.89	0.88	0.87	0.86	0.85	0.83	0.82
112	0.81	0.80	0.79	0.78	0.77	0.76	0.75	0.74	0.73	0.72	0.71	0.70
113	0.69	0.68	0.67	0.66	0.65	0.64	0.64	0.63	0.62	0.61	0.60	0.59
114	0.58	0.57	0.56	0.55	0.54	0.53	0.53	0.52	0.51	0.50	0.49	0.48
115	0.47	0.43	0.39	0.35	0.31	0.27	0.24	0.20	0.16	0.12	0.08	0.04

* The age of the youngest Covered Life as of the effective date of the endorsement or the most recent Contract Anniversary.  For endorsements issued before October 11, 2010 , a Covered Life aged 55-64 on the effective date of the endorsement will be assumed to be age 65 on the effective date of the endorsement for the purpose of determining the applicable annuity factor.  For endorsements issued on or after October 11, 2010 , on each Contract Anniversary and at the effective date of the endorsement, if the youngest Covered Life is aged 55-64 then the factor for age 65 and the first contract monthly anniversary will apply until age 65.

APPENDIX G

ACCUMULATION UNIT VALUES

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated – for each of a base Contract (with no optional endorsements) and for each Contract with the most expensive combination of optional endorsements (through the end of the most recent period).  This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information.  The annualized charge for your Contract may fall in between the charge for a base Contract and a Contract with the most expensive combination of optional endorsements, and complete condensed financial information about the Separate Account is available in the SAI.  Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus.  Also, please ask about the more timely accumulation unit values that are available for each Investment Division.

Set forth below are fund changes and additions since the May 1, 2010 Prospectus, for your information in reviewing Accumulation
Unit information.

Effective October 11, 2010, the following Investment Divisions changed (whether or not in connection with a sub-adviser change):

JNL/AIM Global Real Estate Fund to JNL/Invesco Global Real Estate Fund;
JNL/AIM International Growth Fund to JNL/Invesco International Growth Fund;
JNL/AIM Large Cap Growth Fund to JNL/Invesco Large Cap Growth Fund;
JNL/AIM Small Cap Growth Fund to JNL/Invesco Small Cap Growth Fund;
JNL/Credit Suisse Commodity Securities Fund to JNL/BlackRock Commodity Securities Fund; and
    JNL/Credit Suisse Long/Short Fund to JNL/Goldman Sachs U.S. Equity Flex Fund .

The Separate Account has the following new Investment Divisions, for which no Accumulation Unit information is yet available:

Effective May 1, 2010

JNL/American Funds® Blue Chip Income and Growth Fund;
JNL/American Funds Global Bond Fund;
JNL/American Funds Global Small Capitalization Fund;
JNL/American Funds Growth-Income Fund;
JNL/American Funds International Fund; and
JNL/American Funds New World Fund.

Effective October 11, 2010

JNL/BlackRock Global Allocation Fund.

At the end of the tables in the SAI are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.

Accumulation Unit Values
Base Contract  - 1.80%

Investment Divisions	December 31,
2009

JNL Institutional Alt 20 Division2129

Accumulation unit value:
Beginning of period	$12.16
End of period	$12.56
Accumulation units outstanding
at the end of period	29,963

JNL Institutional Alt 35 Division2129

Accumulation unit value:
Beginning of period	$12.61
End of period	$13.07
Accumulation units outstanding
at the end of period	226,144

JNL Institutional Alt 50 Division2129

Accumulation unit value:
Beginning of period	$12.96
End of period	$13.39
Accumulation units outstanding
at the end of period	148,279

JNL Institutional Alt 65 Division2129

Accumulation unit value:
Beginning of period	$13.34
End of period	$13.79
Accumulation units outstanding
at the end of period	35,767

JNL/AIM Global Real Estate Division2129

Accumulation unit value:
Beginning of period	$10.31
End of period	$10.63
Accumulation units outstanding
at the end of period	10,234

Investment Divisions	December 31,
2009

JNL/AIM International Growth Division2129

Accumulation unit value:
Beginning of period	$13.45
End of period	$14.29
Accumulation units outstanding
at the end of period	19,946

JNL/AIM Large Cap Growth Division2129

Accumulation unit value:
Beginning of period	$9.98
End of period	$10.47
Accumulation units outstanding
at the end of period	15,116

JNL/AIM Small Cap Growth Division2129

Accumulation unit value:
Beginning of period	$11.65
End of period	$12.09
Accumulation units outstanding
at the end of period	3,718

JNL/Capital Guardian Global Balanced Division2129

Accumulation unit value:
Beginning of period	$10.29
End of period	$10.58
Accumulation units outstanding
at the end of period	13,582

JNL/Capital Guardian Global Diversified Research Division2129

Accumulation unit value:
Beginning of period	$21.84
End of period	$22.61
Accumulation units outstanding
at the end of period	7,247

JNL/Capital Guardian International Small Cap Division2129

Accumulation unit value:
Beginning of period	$6.55
End of period	$6.69
Accumulation units outstanding
at the end of period	16,903

Investment Divisions	December 31,
2009

JNL/Capital Guardian U.S. Growth Equity Division2129

Accumulation unit value:
Beginning of period	$20.93
End of period	$21.99
Accumulation units outstanding
at the end of period	14,045

JNL/Credit Suisse Commodity Securities Division2129

Accumulation unit value:
Beginning of period	$8.80
End of period	$9.64
Accumulation units outstanding
at the end of period	67,408

JNL/Credit Suisse Long/Short Division2129

Accumulation unit value:
Beginning of period	$7.62
End of period	$8.00
Accumulation units outstanding
at the end of period	15,527

JNL/Eagle Core Equity Division2129

Accumulation unit value:
Beginning of period	$14.23
End of period	$14.48
Accumulation units outstanding
at the end of period	2,544

JNL/Eagle SmallCap Equity Division2129

Accumulation unit value:
Beginning of period	$19.07
End of period	$19.97
Accumulation units outstanding
at the end of period	1,598

JNL/Franklin Templeton Founding Strategy Division2129

Accumulation unit value:
Beginning of period	$7.67
End of period	$7.95
Accumulation units outstanding
at the end of period	78,139

Investment Divisions	December 31,
2009

JNL/Franklin Templeton Global Growth Division2129

Accumulation unit value:
Beginning of period	$7.22
End of period	$7.41
Accumulation units outstanding
at the end of period	14,249

JNL/Franklin Templeton Income Division2129

Accumulation unit value:
Beginning of period	$9.34
End of period	$9.78
Accumulation units outstanding
at the end of period	42,562

JNL/Franklin Templeton Mutual Shares Division2129

Accumulation unit value:
Beginning of period	$7.20
End of period	$7.48
Accumulation units outstanding
at the end of period	39,825

JNL/Franklin Templeton Small Cap Value Division2129

Accumulation unit value:
Beginning of period	$9.99
End of period	$10.01
Accumulation units outstanding
at the end of period	17,208

JNL/Goldman Sachs Core Plus Bond Division2129

Accumulation unit value:
Beginning of period	$20.19
End of period	$20.39
Accumulation units outstanding
at the end of period	21,030

JNL/Goldman Sachs Emerging Markets Debt Division2129

Accumulation unit value:
Beginning of period	$11.48
End of period	$11.64
Accumulation units outstanding
at the end of period	23,190

Investment Divisions	December 31,
2009

JNL/Goldman Sachs Mid Cap Value Division2129

Accumulation unit value:
Beginning of period	$10.09
End of period	$10.56
Accumulation units outstanding
at the end of period	29,706

JNL/Ivy Asset Strategy Division2131

Accumulation unit value:
Beginning of period	$10.00
End of period	$10.36
Accumulation units outstanding
at the end of period	234,066

JNL/JPMorgan International Value Division2129

Accumulation unit value:
Beginning of period	$11.64
End of period	$11.78
Accumulation units outstanding
at the end of period	28,131

JNL/JPMorgan MidCap Growth Division2129

Accumulation unit value:
Beginning of period	$17.57
End of period	$18.84
Accumulation units outstanding
at the end of period	3,152

JNL/JPMorgan U.S. Government & Quality Bond Division2129

Accumulation unit value:
Beginning of period	$17.20
End of period	$17.02
Accumulation units outstanding
at the end of period	10,977

JNL/Lazard Emerging Markets Division2129

Accumulation unit value:
Beginning of period	$10.95
End of period	$11.63
Accumulation units outstanding
at the end of period	76,013

Investment Divisions	December 31,
2009

JNL/Lazard Mid Cap Equity Division2129

Accumulation unit value:
Beginning of period	$14.95
End of period	$15.87
Accumulation units outstanding
at the end of period	6,780

JNL/Lazard Small Cap Equity Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/M&G Global Basics Division2129

Accumulation unit value:
Beginning of period	$11.41
End of period	$12.11
Accumulation units outstanding
at the end of period	1,387

JNL/M&G Global Leaders Division2129

Accumulation unit value:
Beginning of period	$10.89
End of period	$11.23
Accumulation units outstanding
at the end of period	2,575

JNL/Mellon Capital Management (MCM) 10 x 10 Division2129

Accumulation unit value:
Beginning of period	$7.29
End of period	$7.51
Accumulation units outstanding
at the end of period	9,828

JNL/MCM 25 Division2129

Accumulation unit value:
Beginning of period	$10.14
End of period	$11.26
Accumulation units outstanding
at the end of period	2,093

Investment Divisions	December 31,
2009

JNL/MCM Bond Index Division2129

Accumulation unit value:
Beginning of period	$12.44
End of period	$12.37
Accumulation units outstanding
at the end of period	77,108

JNL/MCM Communications Sector Division2129

Accumulation unit value:
Beginning of period	$4.14
End of period	$4.44
Accumulation units outstanding
at the end of period	4,332

JNL/MCM Consumer Brands Sector Division2129

Accumulation unit value:
Beginning of period	$8.56
End of period	$9.11
Accumulation units outstanding
at the end of period	2,294

JNL/MCM Dow 10 Division2129

Accumulation unit value:
Beginning of period	$6.19
End of period	$6.65
Accumulation units outstanding
at the end of period	18,857

JNL/MCM Dow Dividend Division2129

Accumulation unit value:
Beginning of period	$5.80
End of period	$6.12
Accumulation units outstanding
at the end of period	7,463

JNL/MCM Enhanced S&P 500 Stock Index Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

Investment Divisions	December 31,
2009

JNL/MCM European 30 Division2129

Accumulation unit value:
Beginning of period	$11.54
End of period	$11.90
Accumulation units outstanding
at the end of period	4,388

JNL/MCM Financial Sector Division2129

Accumulation unit value:
Beginning of period	$6.79
End of period	$6.62
Accumulation units outstanding
at the end of period	26,542
JNL/MCM Global 15 Division2129

Accumulation unit value:
Beginning of period	$11.82
End of period	$12.23
Accumulation units outstanding
at the end of period	3,221

JNL/MCM Global Alpha Division2193

Accumulation unit value:
Beginning of period	$9.85
End of period	$9.83
Accumulation units outstanding
at the end of period	1,680

JNL/MCM Healthcare Sector Division2129

Accumulation unit value:
Beginning of period	$10.28
End of period	$11.04
Accumulation units outstanding
at the end of period	9,031

JNL/MCM Index 5 Division2129

Accumulation unit value:
Beginning of period	$8.15
End of period	$8.37
Accumulation units outstanding
at the end of period	61,733

Investment Divisions	December 31,
2009

JNL/MCM International Index Division2129

Accumulation unit value:
Beginning of period	$14.01
End of period	$14.24
Accumulation units outstanding
at the end of period	41,215

JNL/MCM JNL 5 Division2129

Accumulation unit value:
Beginning of period	$9.15
End of period	$9.48
Accumulation units outstanding
at the end of period	40,441

JNL/MCM JNL Optimized 5 Division2129

Accumulation unit value:
Beginning of period	$8.19
End of period	$8.55
Accumulation units outstanding
at the end of period	9,801

JNL/MCM Nasdaq 25 Division2129

Accumulation unit value:
Beginning of period	$9.05
End of period	$9.58
Accumulation units outstanding
at the end of period	4,762

JNL/MCM NYSE International 25 Division2129

Accumulation unit value:
Beginning of period	$8.94
End of period	$8.19
Accumulation units outstanding
at the end of period	14,222

JNL/MCM Oil & Gas Sector Division2129

Accumulation unit value:
Beginning of period	$25.17
End of period	$26.02
Accumulation units outstanding
at the end of period	20,000

Investment Divisions	December 31,
2009

JNL/MCM Pacific Rim 30 Division2129

Accumulation unit value:
Beginning of period	$11.79
End of period	$11.66
Accumulation units outstanding
at the end of period	998

JNL/MCM S&P 10 Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/MCM S&P 24 Division2129

Accumulation unit value:
Beginning of period	$7.60
End of period	$8.29
Accumulation units outstanding
at the end of period	6,739

JNL/MCM S&P 400 MidCap Index Division2129

Accumulation unit value:
Beginning of period	$12.60
End of period	$13.21
Accumulation units outstanding
at the end of period	27,088

JNL/MCM S&P 500 Index Division2129

Accumulation unit value:
Beginning of period	$8.97
End of period	$9.40
Accumulation units outstanding
at the end of period	67,544

JNL/MCM S&P SMid 60 Division2129

Accumulation unit value:
Beginning of period	$9.12
End of period	$9.60
Accumulation units outstanding
at the end of period	4,900

Investment Divisions	December 31,
2009

JNL/MCM Select Small-Cap Division2129

Accumulation unit value:
Beginning of period	$10.51
End of period	$11.09
Accumulation units outstanding
at the end of period	5,594

JNL/MCM Small Cap Index Division2129

Accumulation unit value:
Beginning of period	$11.61
End of period	$11.83
Accumulation units outstanding
at the end of period	29,700

JNL/MCM Technology Sector Division2129

Accumulation unit value:
Beginning of period	$5.57
End of period	$6.11
Accumulation units outstanding
at the end of period	30,742

JNL/MCM Value Line 30 Division2129

Accumulation unit value:
Beginning of period	$9.64
End of period	$10.29
Accumulation units outstanding
at the end of period	12,620

JNL/MCM VIP Division2129

Accumulation unit value:
Beginning of period	$9.26
End of period	$9.78
Accumulation units outstanding
at the end of period	3,042

JNL/Oppenheimer Global Growth Division2129

Accumulation unit value:
Beginning of period	$11.40
End of period	$11.91
Accumulation units outstanding
at the end of period	9,207

Investment Divisions	December 31,
2009

JNL/PAM Asia ex-Japan Division2129

Accumulation unit value:
Beginning of period	$7.64
End of period	$7.99
Accumulation units outstanding
at the end of period	36,541

JNL/PAM China-India Division2129

Accumulation unit value:
Beginning of period	$6.94
End of period	$7.43
Accumulation units outstanding
at the end of period	95,692

JNL/PIMCO Real Return Division2129

Accumulation unit value:
Beginning of period	$11.61
End of period	$11.87
Accumulation units outstanding
at the end of period	62,487

JNL/PIMCO Total Return Bond Division2129

Accumulation unit value:
Beginning of period	$16.41
End of period	$16.50
Accumulation units outstanding
at the end of period	154,338

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/PPM America High Yield Bond Division2129

Accumulation unit value:
Beginning of period	$12.48
End of period	$13.10
Accumulation units outstanding
at the end of period	42,537

Investment Divisions	December 31,
2009

JNL/PPM America Mid Cap Value Division2129

Accumulation unit value:
Beginning of period	$7.79
End of period	$8.14
Accumulation units outstanding
at the end of period	2,476

JNL/PPM America Small Cap Value Division2129

Accumulation unit value:
Beginning of period	$8.01
End of period	$8.20
Accumulation units outstanding
at the end of period	2,598

JNL/PPM America Value Equity Division2129

Accumulation unit value:
Beginning of period	$14.16
End of period	$14.89
Accumulation units outstanding
at the end of period	1,999

JNL/Red Rocks Listed Private Equity Division2129

Accumulation unit value:
Beginning of period	$8.01
End of period	$8.16
Accumulation units outstanding
at the end of period	22,289

JNL/S&P 4 Division2129

Accumulation unit value:
Beginning of period	$8.95
End of period	$9.28
Accumulation units outstanding
at the end of period	77,479

JNL/S&P Competitive Advantage Division2129

Accumulation unit value:
Beginning of period	$9.30
End of period	$9.74
Accumulation units outstanding
at the end of period	9,107

Investment Divisions	December 31,
2009

JNL/S&P Disciplined Growth Division2129

Accumulation unit value:
Beginning of period	$7.42
End of period	$7.70
Accumulation units outstanding
at the end of period	4,664

JNL/S&P Disciplined Moderate Division2129

Accumulation unit value:
Beginning of period	$8.63
End of period	$8.84
Accumulation units outstanding
at the end of period	51,325

JNL/S&P Disciplined Moderate Growth Division2129

Accumulation unit value:
Beginning of period	$7.82
End of period	$8.10
Accumulation units outstanding
at the end of period	106,679

JNL/S&P Dividend Income & Growth Division2129

Accumulation unit value:
Beginning of period	$8.33
End of period	$8.61
Accumulation units outstanding
at the end of period	30,165

JNL/S&P Intrinsic Value Division2129

Accumulation unit value:
Beginning of period	$8.98
End of period	$9.63
Accumulation units outstanding
at the end of period	7,757

JNL/S&P Managed Aggressive Growth Division2129

Accumulation unit value:
Beginning of period	$11.81
End of period	$12.31
Accumulation units outstanding
at the end of period	76,530

Investment Divisions	December 31,
2009

JNL/S&P Managed Conservative Division2129

Accumulation unit value:
Beginning of period	$10.85
End of period	$10.97
Accumulation units outstanding
at the end of period	72,272

JNL/S&P Managed Growth Division2129

Accumulation unit value:
Beginning of period	$12.22
End of period	$12.68
Accumulation units outstanding
at the end of period	154,080

JNL/S&P Managed Moderate Division2129

Accumulation unit value:
Beginning of period	$10.98
End of period	$11.19
Accumulation units outstanding
at the end of period	130,211

JNL/S&P Managed Moderate Growth Division2129

Accumulation unit value:
Beginning of period	$12.65
End of period	$13.02
Accumulation units outstanding
at the end of period	102,672

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

Investment Divisions	December 31,
2009

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/S&P Total Yield Division2129

Accumulation unit value:
Beginning of period	$8.93
End of period	$8.92
Accumulation units outstanding
at the end of period	2,570

JNL/Select Balanced Division2129

Accumulation unit value:
Beginning of period	$23.94
End of period	$24.72
Accumulation units outstanding
at the end of period	31,301

JNL/Select Money Market Division2129

Accumulation unit value:
Beginning of period	$12.44
End of period	$12.38
Accumulation units outstanding
at the end of period	78,949

JNL/Select Value Division2129

Accumulation unit value:
Beginning of period	$16.74
End of period	$17.37
Accumulation units outstanding
at the end of period	10,717

Investment Divisions	December 31,
2009

JNL/T.Rowe Price Established Growth Division2129

Accumulation unit value:
Beginning of period	$22.82
End of period	$24.70
Accumulation units outstanding
at the end of period	17,977

JNL/T.Rowe Price Mid-Cap Growth Division2129

Accumulation unit value:
Beginning of period	$35.08
End of period	$36.64
Accumulation units outstanding
at the end of period	15,040

JNL/T.Rowe Price Short-Term Bond Division2129

Accumulation unit value:
Beginning of period	$10.22
End of period	$10.24
Accumulation units outstanding
at the end of period	17,956

JNL/T.Rowe Price Value Division2129

Accumulation unit value:
Beginning of period	$12.01
End of period	$12.43
Accumulation units outstanding
at the end of period	15,834

Accumulation Unit Values
Contract with Endorsements - 2.10%

Investment Divisions	December 31,
2009

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

Investment Divisions	December 31,
2009

JNL/AIM International Growth Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/Capital Guardian Global Balanced Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/Capital Guardian Global Diversified Research Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/Capital Guardian International Small Cap Division2129

Accumulation unit value:
Beginning of period	$6.51
End of period	$6.65
Accumulation units outstanding
at the end of period	2,002

Investment Divisions	December 31,
2009

JNL/Capital Guardian U.S. Growth Equity Division2129

Accumulation unit value:
Beginning of period	$20.05
End of period	$21.05
Accumulation units outstanding
at the end of period	4,223

JNL/Credit Suisse Commodity Securities Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/Eagle Core Equity Division2129

Accumulation unit value:
Beginning of period	$13.68
End of period	$13.92
Accumulation units outstanding
at the end of period	4,341

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/Franklin Templeton Founding Strategy Division2129

Accumulation unit value:
Beginning of period	$7.61
End of period	$7.88
Accumulation units outstanding
at the end of period	5,185

Investment Divisions	December 31,
2009

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/Franklin Templeton Small Cap Value Division2129

Accumulation unit value:
Beginning of period	$9.86
End of period	$9.87
Accumulation units outstanding
at the end of period	394

JNL/Goldman Sachs Core Plus Bond Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/Goldman Sachs Emerging Markets Debt Division2129

Accumulation unit value:
Beginning of period	$11.45
End of period	$11.60
Accumulation units outstanding
at the end of period	1,141

Investment Divisions	December 31,
2009

JNL/Goldman Sachs Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/JPMorgan International Value Division2129

Accumulation unit value:
Beginning of period	$11.24
End of period	$11.37
Accumulation units outstanding
at the end of period	3,757

JNL/JPMorgan MidCap Growth Division2129

Accumulation unit value:
Beginning of period	$16.83
End of period	$18.04
Accumulation units outstanding
at the end of period	217

JNL/JPMorgan U.S. Government & Quality Bond Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/Lazard Emerging Markets Division2129

Accumulation unit value:
Beginning of period	$10.84
End of period	$11.51
Accumulation units outstanding
at the end of period	2,336

Investment Divisions	December 31,
2009

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/Lazard Small Cap Equity Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

Investment Divisions	December 31,
2009

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/MCM Dow 10 Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/MCM Enhanced S&P 500 Stock Index Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

Investment Divisions	December 31,
2009

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/MCM Financial Sector Division2129

Accumulation unit value:
Beginning of period	$6.58
End of period	$6.42
Accumulation units outstanding
at the end of period	13,295

JNL/MCM Global 15 Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/MCM Healthcare Sector Division2129

Accumulation unit value:
Beginning of period	$9.97
End of period	$10.70
Accumulation units outstanding
at the end of period	367

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

Investment Divisions	December 31,
2009

JNL/MCM International Index Division2129

Accumulation unit value:
Beginning of period	$13.71
End of period	$13.91
Accumulation units outstanding
at the end of period	1,896

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/MCM Oil & Gas Sector Division2129

Accumulation unit value:
Beginning of period	$24.41
End of period	$25.21
Accumulation units outstanding
at the end of period	1,191

Investment Divisions	December 31,
2009

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/MCM S&P 10 Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/MCM S&P 400 MidCap Index Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

Investment Divisions	December 31,
2009

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/MCM Small Cap Index Division2129

Accumulation unit value:
Beginning of period	$11.33
End of period	$11.54
Accumulation units outstanding
at the end of period	2,426

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/Oppenheimer Global Growth Division2129

Accumulation unit value:
Beginning of period	$11.11
End of period	$11.60
Accumulation units outstanding
at the end of period	340

Investment Divisions	December 31,
2009

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/PIMCO Real Return Division2129

Accumulation unit value:
Beginning of period	$11.52
End of period	$11.76
Accumulation units outstanding
at the end of period	1,134

JNL/PIMCO Total Return Bond Division2129

Accumulation unit value:
Beginning of period	$15.85
End of period	$15.93
Accumulation units outstanding
at the end of period	2,925

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/PPM America High Yield Bond Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

Investment Divisions	December 31,
2009

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/PPM America Value Equity Division2129

Accumulation unit value:
Beginning of period	$13.57
End of period	$14.25
Accumulation units outstanding
at the end of period	4,268

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

Investment Divisions	December 31,
2009

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/S&P Managed Aggressive Growth Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

Investment Divisions	December 31,
2009

JNL/S&P Managed Conservative Division2129

Accumulation unit value:
Beginning of period	$10.69
End of period	$10.80
Accumulation units outstanding
at the end of period	8,549

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/S&P Managed Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

Investment Divisions	December 31,
2009

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/Select Money Market Division2129

Accumulation unit value:
Beginning of period	$11.94
End of period	$11.87
Accumulation units outstanding
at the end of period	23,466

JNL/Select Value Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

Investment Divisions	December 31,
2009

JNL/T.Rowe Price Established Growth Division2129

Accumulation unit value:
Beginning of period	$21.86
End of period	$23.64
Accumulation units outstanding
at the end of period	2,607

JNL/T.Rowe Price Mid-Cap Growth Division2129

Accumulation unit value:
Beginning of period	$33.60
End of period	$35.07
Accumulation units outstanding
at the end of period	781

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/T.Rowe Price Value Division2129

Accumulation unit value:
Beginning of period	$11.67
End of period	$12.08
Accumulation units outstanding
at the end of period	5,032

Questions: If you have any questions about your Contract, you may contact us at:
Annuity Service Center:	1 (800) 873-5654 (8 a.m. - 8 p.m. ET)
Mail Address:	P.O. Box 30314, Lansing, Michigan 48909-7814
Delivery Address:	1 Corporate Way, Lansing, Michigan 48951
Institutional Marketing Group Service Center:	1 (800) 777-7779 (8 a.m. - 8 p.m. ET)
(for Contracts purchased through a bank or another financial institution)
Mail Address:	P.O. Box30314, Lansing, Michigan 48909-7814
Delivery Address:	1 Corporate Way, Lansing, Michigan 48951 Attn: IMG
Home Office:	1 Corporate Way, Lansing, Michigan 48951

STATEMENT OF ADDITIONAL INFORMATION

October 11, 2010

INDIVIDUAL AND GROUP FLEXIBLE PREMIUM
FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS
ISSUED BY THE JACKSON NATIONAL SEPARATE ACCOUNT - I
OF JACKSON NATIONAL LIFE INSURANCE COMPANY®

This Statement of Additional Information (SAI) is not a prospectus.  It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated October 11, 2010.  The Prospectus may be obtained from Jackson National Life Insurance Company by writing P.O. Box 30314, Lansing, Michigan 48909-78140, or calling 1-800-873-5654.

General Information and History

Jackson National Separate Account - I (Separate Account) is a separate investment account of Jackson National Life Insurance Company (Jackson®).  Jackson is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.

Trademarks, Service Marks, and Related Disclosures

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations).  The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s).  The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance.  The Corporations’ only relationship to Jackson (Licensee) is in the licensing of the Nasdaq-100®, Nasdaq-100 Index® and Nasdaq® trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s).  Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®.  The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash.  The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Nasdaq-100 index® or any data included therein.  The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, Owners of the product(s) or any other person or entity from the use of the Nasdaq-100 Index® or any data included therein.  The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Nasdaq-100 Index® or any data included therein.  Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect or consequential damages, even if notified of the possibility of such damages.

“The Nasdaq-100®,” “Nasdaq-100 Index®,” “Nasdaq Stock Market®” and “Nasdaq®” are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the “Corporations”) and have been licensed for use by Jackson.  The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq®25 Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, or the JNL/Mellon Capital Management VIP Fund.  The JNL/Mellon Capital Management Nasdaq® 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations.  THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ® 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

“NYSE®” is a registered mark of, and “NYSE International 100 IndexSM” is a service mark of, the New York Stock Exchange, Inc. (“NYSE”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC.  The JNL/Mellon Capital Management NYSE® International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE® International 25 Fund.

“NYSE International 100 IndexSM” is a service mark of NYSE Group, Inc.  NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the “NYSE International 100 IndexSM” (the “Index”) and its service marks for use in connection with the JNL/Mellon Capital Management NYSE® International 25 Fund.

NYSE Group, Inc. does not:

• Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE® International 25 Fund.
• Recommend that any person invest in the JNL/Mellon Capital Management NYSE® International 25 Fund or any other securities.
• Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital Management NYSE® International 25 Fund.
• Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management NYSE® International 25 Fund.
• Consider the needs of the JNL/Mellon Capital Management NYSE® International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE® International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.

NYSE Group, Inc. and its affiliates will not have any liability in connection with the JNL/Mellon Capital Management NYSE® International 25 Fund.  Specifically,

• NYSE Group, Inc. and its affiliates make no warranty, express or implied, and NYSE Group, Inc. and its affiliates disclaim any warranty about:
• The results to be obtained by the JNL/Mellon Capital Management NYSE® International 25 Fund, the owner of the JNL/Mellon Capital Management NYSE® International 25 Fund or any other person in connection with the use of the Index and the data included in the NYSE International 100 IndexSM;
• The accuracy or completeness of the Index and its data;
• The merchantability and the fitness for a particular purpose or use of the Index and its data;
• NYSE Group, Inc. will have no liability for any errors, omissions or interruptions in the Index or its data;
• Under no circumstances will NYSE Group, Inc. or any of its affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if NYSE Group, Inc. knows that they might occur.

The licensing agreement between Jackson National Asset Management, LLC and NYSE Group, Inc. is solely for their benefit and not for the benefit of the owners of the JNL/Mellon Capital Management NYSE® International 25 Fund or any other third parties.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.  Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell").  Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes.  Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based.  RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES.  RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES.  RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) is a registered investment adviser and a wholly-owned subsidiary of The McGraw-Hill Companies, Inc. SPIAS does not provide advice to underlying clients of the firms to which it provides services.  SPIAS does not act as a “fiduciary” or as an “investment manager”, as defined under ERISA, to any investor.  SPIAS is not responsible for client suitability. Past performance of the Funds is no indication of future results. Since performance fluctuates over time, the fact that the Funds may have outperformed the benchmarks over one period of time does not mean that they outperformed the benchmarks over other periods or will outperform the benchmarks in the future.  SPIAS does not take into account any information about any investor or any investor’s assets when creating, providing or maintaining any asset allocation portfolio.  SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments.

The JNL/Mellon Capital Management S&P Divisions and JNL/S&P Divisions, and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor’s Index are not sponsored, endorsed, sold or promoted by Standard & Poor's Financial Services LLC (“S&P”) and its affiliates. S&P is not an investment adviser and S&P and its affiliates make no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P 500 Index®, the S&P MidCap 400 Index®, the S&P SmallCap 600 Index®, or any other S&P Index to track general stock market performance.  S&P's only relationship to the Separate Account (Licensee) is the licensing of certain registered trademarks and trade names of S&P, the S&P 500 Index, the S&P MidCap 400 Index, and the S&P SmallCap 600 Index, which are determined, composed and calculated by S&P without regard to the Licensee or the Divisions.  S&P has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 Index, the S&P 400 Index, the S&P SmallCap 600 Index, or any other S&P Index.  S&P is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash.  S&P has no obligation or liability in connection with the administration, marketing or trading of the Divisions.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, THE S&P SMALLCAP 600 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISIONS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, THE S&P SMALLCAP 600 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN.  S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, THE S&P SMALLCAP 600 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Jackson has entered into a License Agreement with Value Line®.  Value Line Publishing, Inc.'s ("VLPI") only relationship to Jackson is VLPI's licensing to Jackson of certain VLPI trademarks and trade names and the Value Line Timeliness Ranking System (the "System"), which is composed by VLPI without regard to Jackson, this Product or any investor.  VLPI has no obligation to take the needs of Jackson or any investor in the Product into consideration in composing the System.  The Product results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System.  VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.

VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM.  VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE.  VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM.  VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.

THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Services

Jackson keeps the assets of the Separate Account.  Jackson holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.

The financial statements of Jackson National Separate Account - I and Jackson National Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  KPMG LLP is located at 303 East Wacker Drive, Chicago, Illinois 60601.

Purchase of Securities Being Offered

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold.  The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority (FINRA).

Underwriters

The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 7601 Technology Way, Denver, Colorado 80237.  JNLD is a subsidiary of Jackson.

 The aggregate amount of underwriting commissions paid to broker/dealers was $2,314,274 in 2009.

Calculation of Performance

When Jackson advertises performance for an Investment Division (except the JNL/Select Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts.  Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Funds.  We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment") and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value ("redeemable value") of that investment at the end of the period, carried to at least the nearest hundredth of a percent.  Standardized average annual total return reflects the deduction of all recurring charges that are charged to all Contracts.  The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period.  No deduction is made for premium taxes that may be assessed by certain states.

Jackson may also advertise non-standardized total return on an annualized and cumulative basis.  Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return.  The Contract is designed for long-term investment; therefore, Jackson believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors.  Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.  Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate.  Any quotation of performance should not be considered a guarantee of future performance.  Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management.  An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson may advertise the current annualized yield for a 30-day period for an Investment Division.  The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period.  Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period.  The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

[Missing Graphic Reference]

Where:

a	=	net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
b	=	expenses for the Investment Division accrued for the period (net of reimbursements).
c	=	the average daily number of accumulation units outstanding during the period.
d	=	the maximum offering price per accumulation unit on the last day of the period.

The maximum withdrawal charge is 7.5%.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission.  Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Funds.  The yield on amounts held in the Investment Division normally will fluctuate over time.  Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return.  An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.
Any current yield quotations of the JNL/Select Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent.  We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period.  The JNL/Select Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7).  The JNL/Select Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/Select Money Market Division's and effective yield will fluctuate daily.  Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion.  The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information.  There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant.  It should be noted that neither a Contract owner's investment in the JNL/Select Money Market Division nor that Division's investment in the JNL/Select Money Market Division is guaranteed or insured.  Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

Additional Tax Information

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER.  JACKSON DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.  PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS.  MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

Jackson's Tax Status

Jackson is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code").  For federal income tax purposes, the Separate Account is not a separate entity from Jackson and its operations form a part of Jackson.

Taxation of Annuity Contracts in General

Section 72 of the Code governs the taxation of annuities in general.  An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected.  For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract.  For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis.  The taxable portion of a withdrawal is taxed at ordinary income tax rates.  Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income.  All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract.  The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made.  No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract).  For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Withholding Tax on Distributions

The Code generally requires Jackson (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract.  For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer.  This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals).  Failure to "roll over" the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement.  If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%.  If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate.  A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts.  The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department").  Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract.  The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying variable Contracts.  These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above.  Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account.  Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets.  Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.  Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time.  The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson or an advisor in its sole and absolute discretion.  The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects.  The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract offers 99 Investment Divisions and at least one Fixed Account option, although a Contract owner's Contract Value can be allocated to no more than 18 fixed and variable options at any one time.  The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.

Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.  Jackson does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract.  At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance.  Jackson reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution.  Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts.  For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange.  Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract.  Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial exchange, would be accorded tax-free status.  In 1998, in Conway v. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange.  In response to the Conway decision, the IRS issued Notice 2003-51 and Revenue Procedure 2008-24.  In accordance with these rulings, the IRS will consider a partial exchange valid if there is either no withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 12 months of the date of the partial exchange or if the owner can demonstrate that they have met certain conditions under Section 72(a)(2) or had any life event similar to these conditions that occurred between the date of the exchange and the date of the withdrawal or surrender.  In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of life events may be approved by the Internal Revenue Service.  Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

Contracts Owned by Other Than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities.  Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies).  However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans.  Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may have tax consequences.  Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances.  Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity.  The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income.  In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract.  If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan.  If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable.  If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary.  The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments.  Estate or gift taxes may also apply.

Tax-Qualified Plans

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans.  Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan.  Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan.  Owners, annuitant and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.

Tax Treatment of Withdrawals

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity Contracts.  It provides that if the Contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal.  Withdrawn earnings are included in a taxpayer's gross income.  Section 72 further provides that a 10% penalty will apply to the income portion of any distribution.  The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Qualified Contracts

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan.  Special tax rules may be available for certain distributions from a tax-qualified Contract.  Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A.  To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts; (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an  IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code).  The exceptions stated in items (4) and (6) above do not apply in the case of an IRA.  The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship.  Hardship withdrawals do not include any earnings on salary reduction contributions.  These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988.  The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans.  Tax penalties may also apply.  While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion.  Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes – Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA.  Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement.  In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2.  Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used.  Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs.  If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Types of Tax-Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans.  Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan.  Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan.  Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson's administrative procedures.  Jackson is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson specifically consents to be bound.  Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred.  However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan.  Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used.  Such descriptions are not exhaustive and are for general informational purposes only.  The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances.  Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein.  Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization.  Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations.  Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts.  (See "Tax Treatment of Withdrawals – Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women.  The Contracts sold by Jackson in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex.  Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

(a) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code.  These qualifying employers may make contributions to the Contracts for the benefit of their employees.  Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract.  The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.  Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts.  Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity").  Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual's gross income.  IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions.  Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA.  Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(c) Roth IRA Annuities

Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity.  Purchase payments for Roth IRA annuities are limited to a maximum of $5,000 for 2010.  The limit will be adjusted annually for inflation in $500 increments.  In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions.  The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000.  The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.

Lower maximum limitations apply to individuals above certain adjusted gross income levels.  For2010, these levels are $105,000 in the case of single taxpayers, $167,000 in the case of married taxpayers filing joint returns, and $0 in the case of married taxpayers filing separately.  These levels are indexed annually in $1,000 increments.  An overall $5,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

Qualified distributions from Roth IRA annuities are free from federal income tax.  A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor.  Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution.  Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity.  The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity.  Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity.  The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over.  For rollovers in 2010, the income may be reported ratably in 2011 and 2012.  There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.
(d) Pension and Profit-Sharing Plans

The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees.  These retirement plans may permit the purchase of the Contracts to provide benefits under the plan.  Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan.  The tax consequences to owners may vary depending upon the particular plan design.  However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders.  Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(e) Eligible Deferred Compensation Plans -- Section 457

Under Code provisions, employees and independent Contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code.  The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary.  As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant's includible compensation or the $16,500 elective deferral limitation in 2010.  The limit is indexed for inflation in $500 increments annually thereafter.  In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions.  The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $5,500.  The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age.  Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries.  For this purpose, custodial accounts and certain annuity Contracts are treated as trusts.  The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer.  In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code.  In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

●	attains age 70 1/2,
●	severs employment,
●	dies, or
●	suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457.  Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

Annuity Provisions

Variable Annuity Payment

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract.  The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment.  That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment.  The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

Annuity Unit Value

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established.  The value may increase or decrease from one business day to the next.  The income option tables contained in the Contract are based on an assumed investment rate of 3% for option 4 or 4.5% for option 1-3.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3% for option 4 or 4.5% for option 1-3.

Net Investment Factor

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

(a)	is the net result of:
	(1)	the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus
	(2)	the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus
(3)
a per share credit or charge with respect to any taxes paid or reserved for by Jackson during the valuation period which are determined by Jackson to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

(b)	is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and
(c)
is the asset charge factor determined by Jackson for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

Condensed Financial Information

Accumulation Unit Values

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated – for each of a base Contract (with no optional endorsements) and for each Contract with the most expensive combination of optional endorsements (through the end of the most recent period).  This information derives from the financial statements of the Separate Account, which together constitute the Separate Account’s condensed financial information.  Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus.  Also, please ask about the more timely accumulation unit values that are available for each Investment Division.

Set forth below are fund changes and additions since the May 1, 2010 Prospectus, for your information in reviewing Accumulation Unit information.

Effective October 11, 2010, the following Investment Divisions changed (whether or not in connection with a sub-adviser change):

JNL/AIM Global Real Estate Fund to JNL/Invesco Global Real Estate Fund;
JNL/AIM International Growth Fund to JNL/Invesco International Growth Fund;
JNL/AIM Large Cap Growth Fund to JNL/Invesco Large Cap Growth Fund;
JNL/AIM Small Cap Growth Fund to JNL/Invesco Small Cap Growth Fund;
JNL/Credit Suisse Commodity Securities Fund to JNL/BlackRock Commodity Securities Fund; and
JNL/Credit Suisse Long/Short Fund to JNL/Goldman Sachs U.S. Equity Flex Fund.

The Separate Account has the following new Investment Divisions, for which no Accumulation Unit information is yet available:

Effective May 1, 2010

JNL/American Funds® Blue Chip Income and Growth Fund;
JNL/American Funds Global Bond Fund;
JNL/American Funds Global Small Capitalization Fund;
JNL/American Funds Growth-Income Fund;
JNL/American Funds International Fund; and
JNL/American Funds New World Fund.

Effective October 11, 2010

JNL/BlackRock Global Allocation Fund.

At the end of the tables are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.

Accumulation Unit Values
Base Contract  - 1.80%

Investment Divisions	December 31,
2009

JNL Institutional Alt 20 Division2129

Accumulation unit value:
Beginning of period	$12.16
End of period	$12.56
Accumulation units outstanding
at the end of period	29,963

JNL Institutional Alt 35 Division2129

Accumulation unit value:
Beginning of period	$12.61
End of period	$13.07
Accumulation units outstanding
at the end of period	226,144

JNL Institutional Alt 50 Division2129

Accumulation unit value:
Beginning of period	$12.96
End of period	$13.39
Accumulation units outstanding
at the end of period	148,279

JNL Institutional Alt 65 Division2129

Accumulation unit value:
Beginning of period	$13.34
End of period	$13.79
Accumulation units outstanding
at the end of period	35,767

JNL/AIM Global Real Estate Division2129

Accumulation unit value:
Beginning of period	$10.31
End of period	$10.63
Accumulation units outstanding
at the end of period	10,234

Investment Divisions	December 31,
2009

JNL/AIM International Growth Division2129

Accumulation unit value:
Beginning of period	$13.45
End of period	$14.29
Accumulation units outstanding
at the end of period	19,946

JNL/AIM Large Cap Growth Division2129

Accumulation unit value:
Beginning of period	$9.98
End of period	$10.47
Accumulation units outstanding
at the end of period	15,116

JNL/AIM Small Cap Growth Division2129

Accumulation unit value:
Beginning of period	$11.65
End of period	$12.09
Accumulation units outstanding
at the end of period	3,718

JNL/Capital Guardian Global Balanced Division2129

Accumulation unit value:
Beginning of period	$10.29
End of period	$10.58
Accumulation units outstanding
at the end of period	13,582

JNL/Capital Guardian Global Diversified Research Division2129

Accumulation unit value:
Beginning of period	$21.84
End of period	$22.61
Accumulation units outstanding
at the end of period	7,247

JNL/Capital Guardian International Small Cap Division2129

Accumulation unit value:
Beginning of period	$6.55
End of period	$6.69
Accumulation units outstanding
at the end of period	16,903

Investment Divisions	December 31,
2009

JNL/Capital Guardian U.S. Growth Equity Division2129

Accumulation unit value:
Beginning of period	$20.93
End of period	$21.99
Accumulation units outstanding
at the end of period	14,045

JNL/Credit Suisse Commodity Securities Division2129

Accumulation unit value:
Beginning of period	$8.80
End of period	$9.64
Accumulation units outstanding
at the end of period	67,408

JNL/Credit Suisse Long/Short Division2129

Accumulation unit value:
Beginning of period	$7.62
End of period	$8.00
Accumulation units outstanding
at the end of period	15,527

JNL/Eagle Core Equity Division2129

Accumulation unit value:
Beginning of period	$14.23
End of period	$14.48
Accumulation units outstanding
at the end of period	2,544

JNL/Eagle SmallCap Equity Division2129

Accumulation unit value:
Beginning of period	$19.07
End of period	$19.97
Accumulation units outstanding
at the end of period	1,598

JNL/Franklin Templeton Founding Strategy Division2129

Accumulation unit value:
Beginning of period	$7.67
End of period	$7.95
Accumulation units outstanding
at the end of period	78,139

Investment Divisions	December 31,
2009

JNL/Franklin Templeton Global Growth Division2129

Accumulation unit value:
Beginning of period	$7.22
End of period	$7.41
Accumulation units outstanding
at the end of period	14,249

JNL/Franklin Templeton Income Division2129

Accumulation unit value:
Beginning of period	$9.34
End of period	$9.78
Accumulation units outstanding
at the end of period	42,562

JNL/Franklin Templeton Mutual Shares Division2129

Accumulation unit value:
Beginning of period	$7.20
End of period	$7.48
Accumulation units outstanding
at the end of period	39,825

JNL/Franklin Templeton Small Cap Value Division2129

Accumulation unit value:
Beginning of period	$9.99
End of period	$10.01
Accumulation units outstanding
at the end of period	17,208

JNL/Goldman Sachs Core Plus Bond Division2129

Accumulation unit value:
Beginning of period	$20.19
End of period	$20.39
Accumulation units outstanding
at the end of period	21,030

JNL/Goldman Sachs Emerging Markets Debt Division2129

Accumulation unit value:
Beginning of period	$11.48
End of period	$11.64
Accumulation units outstanding
at the end of period	23,190

Investment Divisions	December 31,
2009

JNL/Goldman Sachs Mid Cap Value Division2129

Accumulation unit value:
Beginning of period	$10.09
End of period	$10.56
Accumulation units outstanding
at the end of period	29,706

JNL/Ivy Asset Strategy Division2131

Accumulation unit value:
Beginning of period	$10.00
End of period	$10.36
Accumulation units outstanding
at the end of period	234,066

JNL/JPMorgan International Value Division2129

Accumulation unit value:
Beginning of period	$11.64
End of period	$11.78
Accumulation units outstanding
at the end of period	28,131

JNL/JPMorgan MidCap Growth Division2129

Accumulation unit value:
Beginning of period	$17.57
End of period	$18.84
Accumulation units outstanding
at the end of period	3,152

JNL/JPMorgan U.S. Government & Quality Bond Division2129

Accumulation unit value:
Beginning of period	$17.20
End of period	$17.02
Accumulation units outstanding
at the end of period	10,977

JNL/Lazard Emerging Markets Division2129

Accumulation unit value:
Beginning of period	$10.95
End of period	$11.63
Accumulation units outstanding
at the end of period	76,013

Investment Divisions	December 31,
2009

JNL/Lazard Mid Cap Equity Division2129

Accumulation unit value:
Beginning of period	$14.95
End of period	$15.87
Accumulation units outstanding
at the end of period	6,780

JNL/Lazard Small Cap Equity Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/M&G Global Basics Division2129

Accumulation unit value:
Beginning of period	$11.41
End of period	$12.11
Accumulation units outstanding
at the end of period	1,387

JNL/M&G Global Leaders Division2129

Accumulation unit value:
Beginning of period	$10.89
End of period	$11.23
Accumulation units outstanding
at the end of period	2,575

JNL/Mellon Capital Management (MCM) 10 x 10 Division2129

Accumulation unit value:
Beginning of period	$7.29
End of period	$7.51
Accumulation units outstanding
at the end of period	9,828

JNL/MCM 25 Division2129

Accumulation unit value:
Beginning of period	$10.14
End of period	$11.26
Accumulation units outstanding
at the end of period	2,093

Investment Divisions	December 31,
2009

JNL/MCM Bond Index Division2129

Accumulation unit value:
Beginning of period	$12.44
End of period	$12.37
Accumulation units outstanding
at the end of period	77,108

JNL/MCM Communications Sector Division2129

Accumulation unit value:
Beginning of period	$4.14
End of period	$4.44
Accumulation units outstanding
at the end of period	4,332

JNL/MCM Consumer Brands Sector Division2129

Accumulation unit value:
Beginning of period	$8.56
End of period	$9.11
Accumulation units outstanding
at the end of period	2,294

JNL/MCM Dow 10 Division2129

Accumulation unit value:
Beginning of period	$6.19
End of period	$6.65
Accumulation units outstanding
at the end of period	18,857

JNL/MCM Dow Dividend Division2129

Accumulation unit value:
Beginning of period	$5.80
End of period	$6.12
Accumulation units outstanding
at the end of period	7,463

JNL/MCM Enhanced S&P 500 Stock Index Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

Investment Divisions	December 31,
2009

JNL/MCM European 30 Division2129

Accumulation unit value:
Beginning of period	$11.54
End of period	$11.90
Accumulation units outstanding
at the end of period	4,388

JNL/MCM Financial Sector Division2129

Accumulation unit value:
Beginning of period	$6.79
End of period	$6.62
Accumulation units outstanding
at the end of period	26,542

JNL/MCM Global 15 Division2129

Accumulation unit value:
Beginning of period	$11.82
End of period	$12.23
Accumulation units outstanding
at the end of period	3,221

JNL/MCM Global Alpha Division2193

Accumulation unit value:
Beginning of period	$9.85
End of period	$9.83
Accumulation units outstanding
at the end of period	1,680

JNL/MCM Healthcare Sector Division2129

Accumulation unit value:
Beginning of period	$10.28
End of period	$11.04
Accumulation units outstanding
at the end of period	9,031

JNL/MCM Index 5 Division2129

Accumulation unit value:
Beginning of period	$8.15
End of period	$8.37
Accumulation units outstanding
at the end of period	61,733

Investment Divisions	December 31,
2009

JNL/MCM International Index Division2129

Accumulation unit value:
Beginning of period	$14.01
End of period	$14.24
Accumulation units outstanding
at the end of period	41,215

JNL/MCM JNL 5 Division2129

Accumulation unit value:
Beginning of period	$9.15
End of period	$9.48
Accumulation units outstanding
at the end of period	40,441

JNL/MCM JNL Optimized 5 Division2129

Accumulation unit value:
Beginning of period	$8.19
End of period	$8.55
Accumulation units outstanding
at the end of period	9,801

JNL/MCM Nasdaq 25 Division2129

Accumulation unit value:
Beginning of period	$9.05
End of period	$9.58
Accumulation units outstanding
at the end of period	4,762

JNL/MCM NYSE International 25 Division2129

Accumulation unit value:
Beginning of period	$8.94
End of period	$8.19
Accumulation units outstanding
at the end of period	14,222

JNL/MCM Oil & Gas Sector Division2129

Accumulation unit value:
Beginning of period	$25.17
End of period	$26.02
Accumulation units outstanding
at the end of period	20,000

Investment Divisions	December 31,
2009

JNL/MCM Pacific Rim 30 Division2129

Accumulation unit value:
Beginning of period	$11.79
End of period	$11.66
Accumulation units outstanding
at the end of period	998

JNL/MCM S&P 10 Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/MCM S&P 24 Division2129

Accumulation unit value:
Beginning of period	$7.60
End of period	$8.29
Accumulation units outstanding
at the end of period	6,739

JNL/MCM S&P 400 MidCap Index Division2129

Accumulation unit value:
Beginning of period	$12.60
End of period	$13.21
Accumulation units outstanding
at the end of period	27,088

JNL/MCM S&P 500 Index Division2129

Accumulation unit value:
Beginning of period	$8.97
End of period	$9.40
Accumulation units outstanding
at the end of period	67,544

JNL/MCM S&P SMid 60 Division2129

Accumulation unit value:
Beginning of period	$9.12
End of period	$9.60
Accumulation units outstanding
at the end of period	4,900

Investment Divisions	December 31,
2009

JNL/MCM Select Small-Cap Division2129

Accumulation unit value:
Beginning of period	$10.51
End of period	$11.09
Accumulation units outstanding
at the end of period	5,594

JNL/MCM Small Cap Index Division2129

Accumulation unit value:
Beginning of period	$11.61
End of period	$11.83
Accumulation units outstanding
at the end of period	29,700

JNL/MCM Technology Sector Division2129

Accumulation unit value:
Beginning of period	$5.57
End of period	$6.11
Accumulation units outstanding
at the end of period	30,742

JNL/MCM Value Line 30 Division2129

Accumulation unit value:
Beginning of period	$9.64
End of period	$10.29
Accumulation units outstanding
at the end of period	12,620

JNL/MCM VIP Division2129

Accumulation unit value:
Beginning of period	$9.26
End of period	$9.78
Accumulation units outstanding
at the end of period	3,042

JNL/Oppenheimer Global Growth Division2129

Accumulation unit value:
Beginning of period	$11.40
End of period	$11.91
Accumulation units outstanding
at the end of period	9,207

Investment Divisions	December 31,
2009

JNL/PAM Asia ex-Japan Division2129

Accumulation unit value:
Beginning of period	$7.64
End of period	$7.99
Accumulation units outstanding
at the end of period	36,541

JNL/PAM China-India Division2129

Accumulation unit value:
Beginning of period	$6.94
End of period	$7.43
Accumulation units outstanding
at the end of period	95,692

JNL/PIMCO Real Return Division2129

Accumulation unit value:
Beginning of period	$11.61
End of period	$11.87
Accumulation units outstanding
at the end of period	62,487

JNL/PIMCO Total Return Bond Division2129

Accumulation unit value:
Beginning of period	$16.41
End of period	$16.50
Accumulation units outstanding
at the end of period	154,338

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/PPM America High Yield Bond Division2129

Accumulation unit value:
Beginning of period	$12.48
End of period	$13.10
Accumulation units outstanding
at the end of period	42,537

Investment Divisions	December 31,
2009

JNL/PPM America Mid Cap Value Division2129

Accumulation unit value:
Beginning of period	$7.79
End of period	$8.14
Accumulation units outstanding
at the end of period	2,476

JNL/PPM America Small Cap Value Division2129

Accumulation unit value:
Beginning of period	$8.01
End of period	$8.20
Accumulation units outstanding
at the end of period	2,598

JNL/PPM America Value Equity Division2129

Accumulation unit value:
Beginning of period	$14.16
End of period	$14.89
Accumulation units outstanding
at the end of period	1,999

JNL/Red Rocks Listed Private Equity Division2129

Accumulation unit value:
Beginning of period	$8.01
End of period	$8.16
Accumulation units outstanding
at the end of period	22,289

JNL/S&P 4 Division2129

Accumulation unit value:
Beginning of period	$8.95
End of period	$9.28
Accumulation units outstanding
at the end of period	77,479

JNL/S&P Competitive Advantage Division2129

Accumulation unit value:
Beginning of period	$9.30
End of period	$9.74
Accumulation units outstanding
at the end of period	9,107

Investment Divisions	December 31,
2009

JNL/S&P Disciplined Growth Division2129

Accumulation unit value:
Beginning of period	$7.42
End of period	$7.70
Accumulation units outstanding
at the end of period	4,664

JNL/S&P Disciplined Moderate Division2129

Accumulation unit value:
Beginning of period	$8.63
End of period	$8.84
Accumulation units outstanding
at the end of period	51,325

JNL/S&P Disciplined Moderate Growth Division2129

Accumulation unit value:
Beginning of period	$7.82
End of period	$8.10
Accumulation units outstanding
at the end of period	106,679

JNL/S&P Dividend Income & Growth Division2129

Accumulation unit value:
Beginning of period	$8.33
End of period	$8.61
Accumulation units outstanding
at the end of period	30,165

JNL/S&P Intrinsic Value Division2129

Accumulation unit value:
Beginning of period	$8.98
End of period	$9.63
Accumulation units outstanding
at the end of period	7,757

JNL/S&P Managed Aggressive Growth Division2129

Accumulation unit value:
Beginning of period	$11.81
End of period	$12.31
Accumulation units outstanding
at the end of period	76,530

Investment Divisions	December 31,
2009

JNL/S&P Managed Conservative Division2129

Accumulation unit value:
Beginning of period	$10.85
End of period	$10.97
Accumulation units outstanding
at the end of period	72,272

JNL/S&P Managed Growth Division2129

Accumulation unit value:
Beginning of period	$12.22
End of period	$12.68
Accumulation units outstanding
at the end of period	154,080

JNL/S&P Managed Moderate Division2129

Accumulation unit value:
Beginning of period	$10.98
End of period	$11.19
Accumulation units outstanding
at the end of period	130,211

JNL/S&P Managed Moderate Growth Division2129

Accumulation unit value:
Beginning of period	$12.65
End of period	$13.02
Accumulation units outstanding
at the end of period	102,672

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

Investment Divisions	December 31,
2009

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/S&P Total Yield Division2129

Accumulation unit value:
Beginning of period	$8.93
End of period	$8.92
Accumulation units outstanding
at the end of period	2,570

JNL/Select Balanced Division2129

Accumulation unit value:
Beginning of period	$23.94
End of period	$24.72
Accumulation units outstanding
at the end of period	31,301

JNL/Select Money Market Division2129

Accumulation unit value:
Beginning of period	$12.44
End of period	$12.38
Accumulation units outstanding
at the end of period	78,949

JNL/Select Value Division2129

Accumulation unit value:
Beginning of period	$16.74
End of period	$17.37
Accumulation units outstanding
at the end of period	10,717

Investment Divisions	December 31,
2009

JNL/T.Rowe Price Established Growth Division2129

Accumulation unit value:
Beginning of period	$22.82
End of period	$24.70
Accumulation units outstanding
at the end of period	17,977

JNL/T.Rowe Price Mid-Cap Growth Division2129

Accumulation unit value:
Beginning of period	$35.08
End of period	$36.64
Accumulation units outstanding
at the end of period	15,040

JNL/T.Rowe Price Short-Term Bond Division2129

Accumulation unit value:
Beginning of period	$10.22
End of period	$10.24
Accumulation units outstanding
at the end of period	17,956

JNL/T.Rowe Price Value Division2129

Accumulation unit value:
Beginning of period	$12.01
End of period	$12.43
Accumulation units outstanding
at the end of period	15,834

Accumulation Unit Values
Contract with Endorsements - 2.10%

Investment Divisions	December 31,
2009

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

Investment Divisions	December 31,
2009

JNL/AIM International Growth Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/Capital Guardian Global Balanced Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/Capital Guardian Global Diversified Research Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/Capital Guardian International Small Cap Division2129

Accumulation unit value:
Beginning of period	$6.51
End of period	$6.65
Accumulation units outstanding
at the end of period	2,002

Investment Divisions	December 31,
2009

JNL/Capital Guardian U.S. Growth Equity Division2129

Accumulation unit value:
Beginning of period	$20.05
End of period	$21.05
Accumulation units outstanding
at the end of period	4,223

JNL/Credit Suisse Commodity Securities Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/Eagle Core Equity Division2129

Accumulation unit value:
Beginning of period	$13.68
End of period	$13.92
Accumulation units outstanding
at the end of period	4,341

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/Franklin Templeton Founding Strategy Division2129

Accumulation unit value:
Beginning of period	$7.61
End of period	$7.88
Accumulation units outstanding
at the end of period	5,185

Investment Divisions	December 31,
2009

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/Franklin Templeton Small Cap Value Division2129

Accumulation unit value:
Beginning of period	$9.86
End of period	$9.87
Accumulation units outstanding
at the end of period	394

JNL/Goldman Sachs Core Plus Bond Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/Goldman Sachs Emerging Markets Debt Division2129

Accumulation unit value:
Beginning of period	$11.45
End of period	$11.60
Accumulation units outstanding
at the end of period	1,141

Investment Divisions	December 31,
2009

JNL/Goldman Sachs Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/JPMorgan International Value Division2129

Accumulation unit value:
Beginning of period	$11.24
End of period	$11.37
Accumulation units outstanding
at the end of period	3,757

JNL/JPMorgan MidCap Growth Division2129

Accumulation unit value:
Beginning of period	$16.83
End of period	$18.04
Accumulation units outstanding
at the end of period	217

JNL/JPMorgan U.S. Government & Quality Bond Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/Lazard Emerging Markets Division2129

Accumulation unit value:
Beginning of period	$10.84
End of period	$11.51
Accumulation units outstanding
at the end of period	2,336

Investment Divisions	December 31,
2009

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/Lazard Small Cap Equity Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

Investment Divisions	December 31,
2009

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/MCM Dow 10 Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/MCM Enhanced S&P 500 Stock Index Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

Investment Divisions	December 31,
2009

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/MCM Financial Sector Division2129

Accumulation unit value:
Beginning of period	$6.58
End of period	$6.42
Accumulation units outstanding
at the end of period	13,295

JNL/MCM Global 15 Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/MCM Healthcare Sector Division2129

Accumulation unit value:
Beginning of period	$9.97
End of period	$10.70
Accumulation units outstanding
at the end of period	367

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

Investment Divisions	December 31,
2009

JNL/MCM International Index Division2129

Accumulation unit value:
Beginning of period	$13.71
End of period	$13.91
Accumulation units outstanding
at the end of period	1,896

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/MCM Oil & Gas Sector Division2129

Accumulation unit value:
Beginning of period	$24.41
End of period	$25.21
Accumulation units outstanding
at the end of period	1,191

Investment Divisions	December 31,
2009

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/MCM S&P 10 Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/MCM S&P 400 MidCap Index Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

Investment Divisions	December 31,
2009

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/MCM Small Cap Index Division2129

Accumulation unit value:
Beginning of period	$11.33
End of period	$11.54
Accumulation units outstanding
at the end of period	2,426

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/Oppenheimer Global Growth Division2129

Accumulation unit value:
Beginning of period	$11.11
End of period	$11.60
Accumulation units outstanding
at the end of period	340

Investment Divisions	December 31,
2009

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/PIMCO Real Return Division2129

Accumulation unit value:
Beginning of period	$11.52
End of period	$11.76
Accumulation units outstanding
at the end of period	1,134

JNL/PIMCO Total Return Bond Division2129

Accumulation unit value:
Beginning of period	$15.85
End of period	$15.93
Accumulation units outstanding
at the end of period	2,925

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/PPM America High Yield Bond Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

Investment Divisions	December 31,
2009

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/PPM America Value Equity Division2129

Accumulation unit value:
Beginning of period	$13.57
End of period	$14.25
Accumulation units outstanding
at the end of period	4,268

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

Investment Divisions	December 31,
2009

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/S&P Managed Aggressive Growth Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

Investment Divisions	December 31,
2009

JNL/S&P Managed Conservative Division2129

Accumulation unit value:
Beginning of period	$10.69
End of period	$10.80
Accumulation units outstanding
at the end of period	8,549

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/S&P Managed Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

Investment Divisions	December 31,
2009

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/Select Money Market Division2129

Accumulation unit value:
Beginning of period	$11.94
End of period	$11.87
Accumulation units outstanding
at the end of period	23,466

JNL/Select Value Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

Investment Divisions	December 31,
2009

JNL/T.Rowe Price Established Growth Division2129

Accumulation unit value:
Beginning of period	$21.86
End of period	$23.64
Accumulation units outstanding
at the end of period	2,607

JNL/T.Rowe Price Mid-Cap Growth Division2129

Accumulation unit value:
Beginning of period	$33.60
End of period	$35.07
Accumulation units outstanding
at the end of period	781

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding
at the end of period	N/A

JNL/T.Rowe Price Value Division2129

Accumulation unit value:
Beginning of period	$11.67
End of period	$12.08
Accumulation units outstanding
at the end of period	5,032

1 -	September 16, 1996
2 -	April 1, 1998
3 -	April 8, 1998
4 -	April 9, 1998
5 -	April 13, 1998
6 -	April 15, 1998
7 -	January 21, 1999
8 -	January 29, 1999
9 -	February 9, 1999
10 -	March 22, 1999
11 -	April 1, 1999
12 -	April 8, 1999
13 -	April 9, 1999
14 -	April 13, 1999
15 -	April 15, 1999
16 -	April 22, 1999
17 -	July 2, 1999
18 -	August 16, 1999
19 -	May 1, 2000
20 -	November 3, 2000
21 -	November 17, 2000
22 -	November 27, 2000
23 -	December 14, 2000
24 -	December 19, 2000
25 -	February 12, 2001
26 -	March 28, 2001
27 -	May 1, 2001
28 -	June 7, 2001
29 -	August 15, 2001
30 -	October 29, 2001
31 -	December 14, 2001
32 -	January 3, 2002
33 -	January 7, 2002
34 -	January 10, 2002
35 -	January 11, 2002
36 -	January 14, 2002
37 -	January 15, 2002
38 -	January 18, 2002
39 -	January 22, 2002
40 -	January 23, 2002
41 -	January 25, 2002
42 -	January 28, 2002
43 -	January 29, 2002
44 -	January 30, 2002
45 -	January 31, 2002
46 -	February 1, 2002
47 -	February 4, 2002
48 -	February 5, 2002
49 -	February 6, 2002
50 -	February 7, 2002
51 -	February 8, 2002
52 -	February 11, 2002
53 -	February 12, 2002
54 -	February 13, 2002
55 -	February 14, 2002
56 -	February 15, 2002
57 -	February 19, 2002
58 -	February 20, 2002
59 -	February 21, 2002
60 -	February 22, 2002
61 -	February 25, 2002
62 -	February 26, 2002
63 -	February 27, 2002
64 -	February 28, 2002
65 -	March 1, 2002
66 -	March 4, 2002
67 -	March 5, 2002
68 -	March 6, 2002
69 -	March 7, 2002
70 -	March 8, 2002
71 -	March 11, 2002
72 -	March 12, 2002
73 -	March 13, 2002
74 -	March 14, 2002
75 -	March 15, 2002
76 -	March 18, 2002
77 -	March 19, 2002
78 -	March 20, 2002
79 -	March 21, 2002
80 -	March 22, 2002
81 -	March 25, 2002
82 -	March 26, 2002
83 -	March 27, 2002
84 -	March 28, 2002
85 -	April 1, 2002
86 -	April 2, 2002
87 -	April 3, 2002
88 -	April 4, 2002
89 -	April 8, 2002
90 -	April 9, 2002
91 -	April 10, 2002
92 -	April 11, 2002
93 -	April 12, 2002
94 -	April 15, 2002
95 -	April 16, 2002
96 -	April 17, 2002
97 -	April 18, 2002
98 -	April 19, 2002
99 -	April 22, 2002
100 -	April 23, 2002
101 -	April 24, 2002
102 -	April 25, 2002
103 -	April 26, 2002
104 -	April 29, 2002
105 -	April 30, 2002
106 -	May 1, 2002
107 -	May 2, 2002
108 -	May 3, 2002
109 -	May 6, 2002
110 -	May 7, 2002
111 -	May 8, 2002
112 -	May 9, 2002
113 -	May 10, 2002
114 -	May 13, 2002
115 -	May 14, 2002
116 -	May 15, 2002
117 -	May 16, 2002
118 -	May 17, 2002
119 -	May 20, 2002
120 -	May 21, 2002
121 -	May 23, 2002
122 -	May 24, 2002
123 -	May 28, 2002
124 -	May 29, 2002
125 -	May 30, 2002
126 -	May 31, 2002
127 -	June 3, 2002
128 -	June 4, 2002
129 -	June 5, 2002
130 -	June 6, 2002
131 -	June 7, 2002
132 -	June 10, 2002
133 -	June 11, 2002
134 -	June 12, 2002
135 -	June 14, 2002
136 -	June 17, 2002
137 -	June 20, 2002
138 -	June 21, 2002
139 -	June 24, 2002
140 -	June 25, 2002
141 -	June 26, 2002
142 -	June 27, 2002
143 -	June 28, 2002
144 -	July 1, 2002
145 -	July 2, 2002
146 -	July 3, 2002
147 -	July 5, 2002
148 -	July 8, 2002
149 -	July 9, 2002
150 -	July 11, 2002
151 -	July 12, 2002
152 -	July 15, 2002
153 -	July 16, 2002
154 -	July 18, 2002
155 -	July 22, 2002
156 -	July 24, 2002
157 -	July 25, 2002
158 -	July 26, 2002
159 -	July 29, 2002
160 -	July 30, 2002
161 -	July 31, 2002
162 -	August 1, 2002
163 -	August 5, 2002
164 -	August 6, 2002
165 -	August 7, 2002
166 -	August 8, 2002
167 -	August 12, 2002
168 -	August 13, 2002
169 -	August 14, 2002
170 -	August 15, 2002
171 -	August 16, 2002
172 -	August 19, 2002
173 -	August 20, 2002
174 -	August 23, 2002
175 -	August 26, 2002
176 -	August 28, 2002
177 -	August 29, 2002
178 -	August 30, 2002
179 -	September 3, 2002
180 -	September 4, 2002
181 -	September 5, 2002
182 -	September 6, 2002
183 -	September 10, 2002
184 -	September 11, 2002
185 -	September 12, 2002
186 -	September 13, 2002
187 -	September 16, 2002
188 -	September 17, 2002
189 -	September 18, 2002
190 -	September 19, 2002
191 -	September 20, 2002
192 -	September 23, 2002
193 -	September 24, 2002
194 -	September 25, 2002
195 -	September 26, 2002
196 -	September 27, 2002
197 -	September 30, 2002
198 -	October 1, 2002
199 -	October 2, 2002
200 -	October 3, 2002
201 -	October 4, 2002
202 -	October 7, 2002
203 -	October 8, 2002
204 -	October 9, 2002
205 -	October 10, 2002
206 -	October 11, 2002
207 -	October 14, 2002
208 -	October 15, 2002
209 -	October 17, 2002
210 -	October 18, 2002
211 -	October 21, 2002
212 -	October 22, 2002
213 -	October 24, 2002
214 -	October 25, 2002
215 -	October 28, 2002
216 -	October 29, 2002
217 -	October 31, 2002
218 -	November 1, 2002
219 -	November 4, 2002
220 -	November 5, 2002
221 -	November 6, 2002
222 -	November 7, 2002
223 -	November 8, 2002
224 -	November 12, 2002
225 -	November 13, 2002
226 -	November 14, 2002
227 -	November 15, 2002
228 -	November 18, 2002
229 -	November 19, 2002
230 -	November 20, 2002
231 -	November 22, 2002
232 -	November 25, 2002
233 -	November 26, 2002
234 -	November 27, 2002
235 -	November 29, 2002
236 -	December 2, 2002
237 -	December 3, 2002
238 -	December 5, 2002
239 -	December 6, 2002
240 -	December 9, 2002
241 -	December 16, 2002
242 -	December 17, 2002
243 -	December 18, 2002
244 -	December 19, 2002
245 -	December 23, 2002
246 -	December 27, 2002
247 -	December 30, 2002
248 -	December 31, 2002
249 -	January 2, 2003
250 -	January 3, 2003
251 -	January 6, 2003
252 -	January 9, 2003
253 -	January 16, 2003
254 -	January 17, 2003
255 -	January 21, 2003
256 -	January 22, 2003
257 -	January 24, 2003
258 -	January 27, 2003
259 -	January 28, 2003
260 -	January 30, 2003
261 -	January 31, 2003
262 -	February 3, 2003
263 -	February 4, 2003
264 -	February 5, 2003
265 -	February 6, 2003
266 -	February 7, 2003
267 -	February 12, 2003
268 -	February 13, 2003
269 -	February 14, 2003
270 -	February 18, 2003
271 -	February 19, 2003
272 -	February 20, 2003
273 -	February 21, 2003
274 -	February 24, 2003
275 -	February 25, 2003
276 -	February 26, 2003
277 -	February 27, 2003
278 -	February 28, 2003
279 -	March 3, 2003
280 -	March 4, 2003
281 -	March 5, 2003
282 -	March 6, 2003
283 -	March 7, 2003
284 -	March 10, 2003
285 -	March 11, 2003
286 -	March 12, 2003
287 -	March 13, 2003
288 -	March 14, 2003
289 -	March 17, 2003
290 -	March 18, 2003
291 -	March 19, 2003
292 -	March 20, 2003
293 -	March 21, 2003
294 -	March 24, 2003
295 -	March 26, 2003
296 -	March 27, 2003
297 -	March 28, 2003
298 -	March 31, 2003
299 -	April 1, 2003
300 -	April 2, 2003
301 -	April 3, 2003
302 -	April 4, 2003
303 -	April 7, 2003
304 -	April 8, 2003
305 -	April 9, 2003
306 -	April 10, 2003
307 -	April 11, 2003
308 -	April 14, 2003
309 -	April 15, 2003
310 -	April 16, 2003
311 -	April 17, 2003
312 -	April 21, 2003
313 -	April 22, 2003
314 -	April 23, 2003
315 -	April 24, 2003
316 -	April 25, 2003
317 -	April 28, 2003
318 -	April 29, 2003
319 -	April 30, 2003
320 -	May 1, 2003
321 -	May 2, 2003
322 -	May 5, 2003
323 -	May 6, 2003
324 -	May 7, 2003
325 -	May 8, 2003
326 -	May 12, 2003
327 -	May 13, 2003
328 -	May 14, 2003
329 -	May 15, 2003
330 -	May 19, 2003
331 -	May 20, 2003
332 -	May 21, 2003
333 -	May 22, 2003
334 -	May 23, 2003
335 -	May 27, 2003
336 -	May 28, 2003
337 -	May 29, 2003
338 -	May 30, 2003
339 -	June 2, 2003
340 -	June 3, 2003
341 -	June 4, 2003
342 -	June 5, 2003
343 -	June 6, 2003
344 -	June 9, 2003
345 -	June 10, 2003
346 -	June 11, 2003
347 -	June 12, 2003
348 -	June 13, 2003
349 -	June 16, 2003
350 -	June 17, 2003
351 -	June 18, 2003
352 -	June 19, 2003
353 -	June 20, 2003
354 -	June 23, 2003
355 -	June 24, 2003
356 -	June 25, 2003
357 -	June 26, 2003
358 -	June 27, 2003
359 -	June 30, 2003
360 -	July 1, 2003
361 -	July 2, 2003
362 -	July 3, 2003
363 -	July 7, 2003
364 -	July 8, 2003
365 -	July 9, 2003
366 -	July 10, 2003
367 -	July 11, 2003
368 -	July 14, 2003
369 -	July 15, 2003
370 -	July 17, 2003
371 -	July 18, 2003
372 -	July 21, 2003
373 -	July 22, 2003
374 -	July 23, 2003
375 -	July 24, 2003
376 -	July 25, 2003
377 -	July 28, 2003
378 -	July 29, 2003
379 -	July 30, 2003
380 -	July 31, 2003
381 -	August 1, 2003
382 -	August 4, 2003
383 -	August 5, 2003
384 -	August 6, 2003
385 -	August 7, 2003
386 -	August 8, 2003
387 -	August 11, 2003
388 -	August 12, 2003
389 -	August 13, 2003
390 -	August 14, 2003
391 -	August 15, 2003
392 -	August 18, 2003
393 -	August 19, 2003
394 -	August 20, 2003
395 -	August 21, 2003
396 -	August 22, 2003
397 -	August 25, 2003
398 -	August 26, 2003
399 -	August 27, 2003
400 -	August 28, 2003
401 -	August 29, 2003
402 -	September 2, 2003
403 -	September 3, 2003
404 -	September 5, 2003
405 -	September 8, 2003
406 -	September 9, 2003
407 -	September 10, 2003
408 -	September 11, 2003
409 -	September 12, 2003
410 -	September 15, 2003
411 -	September 16, 2003
412 -	September 17, 2003
413 -	September 18, 2003
414 -	September 19, 2003
415 -	September 22, 2003
416 -	September 23, 2003
417 -	September 24, 2003
418 -	September 25, 2003
419 -	September 26, 2003
420 -	September 29, 2003
421 -	September 30, 2003
422 -	October 1, 2003
423 -	October 2, 2003
424 -	October 3, 2003
425 -	October 4, 2003
426 -	October 6, 2003
427 -	October 7, 2003
428 -	October 8, 2003
429 -	October 9, 2003
430 -	October 10, 2003
431 -	October 13, 2003
432 -	October 14, 2003
433 -	October 15, 2003
434 -	October 16, 2003
435 -	October 17, 2003
436 -	October 20, 2003
437 -	October 21, 2003
438 -	October 22, 2003
439 -	October 23, 2003
440 -	October 24, 2003
441 -	October 27, 2003
442 -	October 28, 2003
443 -	October 29, 2003
444 -	October 30, 2003
445 -	October 31, 2003
446 -	November 3, 2003
447 -	November 4, 2003
448 -	November 5, 2003
449 -	November 6, 2003
450 -	November 7, 2003
451 -	November 10, 2003
452 -	November 11, 2003
453 -	November 12, 2003
454 -	November 13, 2003
455 -	November 14, 2003
456 -	November 17, 2003
457 -	November 18, 2003
458 -	November 19, 2003
459 -	November 20, 2003
460 -	November 21, 2003
461 -	November 24, 2003
462 -	November 25, 2003
463 -	November 26, 2003
464 -	November 28, 2003
465 -	December 1, 2003
466 -	December 2, 2003
467 -	December 3, 2003
468 -	December 4, 2003
469 -	December 5, 2003
470 -	December 8, 2003
471 -	December 9, 2003
472 -	December 10, 2003
473 -	December 11, 2003
474 -	December 12, 2003
475 -	December 15, 2003
476 -	December 16, 2003
477 -	December 17, 2003
478 -	December 18, 2003
479 -	December 19, 2003
480 -	December 22, 2003
481 -	December 23, 2003
482 -	December 24, 2003
483 -	December 26, 2003
484 -	December 29, 2003
485 -	December 30, 2003
486 -	December 31, 2003
487 -	January 2, 2004
488 -	January 5, 2004
489 -	January 6, 2004
490 -	January 7, 2004
491 -	January 8, 2004
492 -	January 9, 2004
493 -	January 12, 2004
494 -	January 13, 2004
495 -	January 14, 2004
496 -	January 15, 2004
497 -	January 16, 2004
498 -	January 20, 2004
499 -	January 21, 2004
500 -	January 22, 2004
501 -	January 23, 2004
502 -	January 26, 2004
503 -	January 27, 2004
504 -	January 28, 2004
505 -	January 29, 2004
506 -	January 30, 2004
507 -	February 2, 2004
508 -	February 3, 2004
509 -	February 4, 2004
510 -	February 5, 2004
511 -	February 6, 2004
512 -	February 9, 2004
513 -	February 10, 2004
514 -	February 11, 2004
515 -	February 12, 2004
516 -	February 13, 2004
517 -	February 17, 2004
518 -	February 18, 2004
519 -	February 19, 2004
520 -	February 20, 2004
521 -	February 23, 2004
522 -	February 24, 2004
523 -	February 25, 2004
524 -	February 26, 2004
525 -	February 27, 2004
526 -	March 1, 2004
527 -	March 2, 2004
528 -	March 3, 2004
529 -	March 4, 2004
530 -	March 5, 2004
531 -	March 8, 2004
532 -	March 9, 2004
533 -	March 10, 2004
534 -	March 11, 2004
535 -	March 12, 2004
536 -	March 15, 2004
537 -	March 16, 2004
538 -	March 17, 2004
539 -	March 18, 2004
540 -	March 19, 2004
541 -	March 22, 2004
542 -	March 23, 2004
543 -	March 24, 2004
544 -	March 25, 2004
545 -	March 26, 2004
546 -	March 29, 2004
547 -	March 30, 2004
548 -	March 31, 2004
549 -	April 1, 2004
550 -	April 2, 2004
551 -	April 5, 2004
552 -	April 6, 2004
553 -	April 7, 2004
554 -	April 8, 2004
555 -	April 12, 2004
556 -	April 13, 2004
557 -	April 14, 2004
558 -	April 15, 2004
559 -	April 16, 2004
560 -	April 19, 2004
561 -	April 20, 2004
562 -	April 21, 2004
563 -	April 22, 2004
564 -	April 23, 2004
565 -	April 26, 2004
566 -	April 27, 2004
567 -	April 28, 2004
568 -	April 29, 2004
569 -	April 30, 2004
570 -	May 3, 2004
571 -	May 4, 2004
572 -	May 5, 2004
573 -	May 6, 2004
574 -	May 7, 2004
575 -	May 10, 2004
576 -	May 11, 2004
577 -	May 12, 2004
578 -	May 13, 2004
579 -	May 14, 2004
580 -	May 17, 2004
581 -	May 18, 2004
582 -	May 19, 2004
583 -	May 20, 2004
584 -	May 21, 2004
585 -	May 24, 2004
586 -	May 25, 2004
587 -	May 26, 2004
588 -	May 27, 2004
589 -	May 28, 2004
590 -	June 1, 2004
591 -	June 2, 2004
592 -	June 3, 2004
593 -	June 4, 2004
594 -	June 7, 2004
595 -	June 8, 2004
596 -	June 9, 2004
597 -	June 10, 2004
598 -	June 14, 2004
599 -	June 15, 2004
600 -	June 16, 2004
601 -	June 17, 2004
602 -	June 18, 2004
603 -	June 21, 2004
604 -	June 22, 2004
605 -	June 23, 2004
606 -	June 24, 2004
607 -	June 25, 2004
608 -	June 28, 2004
609 -	June 29, 2004
610 -	July 1, 2004
611 -	July 2, 2004
612 -	July 6, 2004
613 -	July 7, 2004
614 -	July 8, 2004
615 -	July 9, 2004
616 -	July 12, 2004
617 -	July 13, 2004
618 -	July 14, 2004
619 -	July 15, 2004
620 -	July 16, 2004
621 -	July 19, 2004
622 -	July 20, 2004
623 -	July 21, 2004
624 -	July 22, 2004
625 -	July 23, 2004
626 -	July 26, 2004
627 -	July 27, 2004
628 -	July 28, 2004
629 -	July 29, 2004
630 -	July 30, 2004
631 -	August 2, 2004
632 -	August 3, 2004
633 -	August 4, 2004
634 -	August 5, 2004
635 -	August 6, 2004
636 -	August 9, 2004
637 -	August 10, 2004
638 -	August 11, 2004
639 -	August 12, 2004
640 -	August 13, 2004
641 -	August 16, 2004
642 -	August 17, 2004
643 -	August 18, 2004
644 -	August 19, 2004
645 -	August 20, 2004
646 -	August 23, 2004
647 -	August 24, 2004
648 -	August 25, 2004
649 -	August 26, 2004
650 -	August 27, 2004
651 -	August 30, 2004
652 -	August 31, 2004
653 -	September 1, 2004
654 -	September 2, 2004
655 -	September 3, 2004
656 -	September 7, 2004
657 -	September 8, 2004
658 -	September 9, 2004
659 -	September 10, 2004
660 -	September 13, 2004
661 -	September 14, 2004
662 -	September 15, 2004
663 -	September 16, 2004
664 -	September 17, 2004
665 -	September 20, 2004
666 -	September 21, 2004
667 -	September 22, 2004
668 -	September 23, 2004
669 -	September 24, 2004
670 -	September 27, 2004
671 -	September 28, 2004
672 -	September 29, 2004
673 -	September 30, 2004
674 -	October 1, 2004
675 -	October 4, 2004
676 -	October 5, 2004
677 -	October 6, 2004
678 -	October 7, 2004
679 -	October 8, 2004
680 -	October 11, 2004
681 -	October 12, 2004
682 -	October 13, 2004
683 -	October 14, 2004
684 -	October 15, 2004
685 -	October 18, 2004
686 -	October 19, 2004
687 -	October 20, 2004
688 -	October 21, 2004
689 -	October 22, 2004
690 -	October 25, 2004
691 -	October 26, 2004
692 -	October 27, 2004
693 -	October 28, 2004
694 -	October 29, 2004
695 -	November 1, 2004
696 -	November 2, 2004
697 -	November 3, 2004
698 -	November 4, 2004
699 -	November 5, 2004
700 -	November 8, 2004
701 -	November 9, 2004
702 -	November 10, 2004
703 -	November 11, 2004
704 -	November 12, 2004
705 -	November 15, 2004
706 -	November 16, 2004
707 -	November 17, 2004
708 -	November 18, 2004
709 -	November 19, 2004
710 -	November 22, 2004
711 -	November 23, 2004
712 -	November 24, 2004
713 -	November 26, 2004
714 -	November 29, 2004
715 -	November 30, 2004
716 -	December 1, 2004
717 -	December 2, 2004
718 -	December 3, 2004
719 -	December 6, 2004
720 -	December 7, 2004
721 -	December 8, 2004
722 -	December 9, 2004
723 -	December 10, 2004
724 -	December 13, 2004
725 -	December 14, 2004
726 -	December 15, 2004
727 -	December 16, 2004
728 -	December 17, 2004
729 -	December 20, 2004
730 -	December 21, 2004
731 -	December 22, 2004
732 -	December 23, 2004
733 -	December 27, 2004
734 -	December 28, 2004
735 -	December 29, 2004
736 -	December 30, 2004
737 -	December 31, 2004
738 -	January 3, 2005
739 -	January 4, 2005
740 -	January 5, 2005
741 -	January 6, 2005
742 -	January 7, 2005
743 -	January 10, 2005
744 -	January 11, 2005
745 -	January 12, 2005
746 -	January 13, 2005
747 -	January 14, 2005
748 -	January 18, 2005
749 -	January 19, 2005
750 -	January 20, 2005
751 -	January 21, 2005
752 -	January 24, 2005
753 -	January 25, 2005
754 -	January 26, 2005
755 -	January 27, 2005
756 -	January 28, 2005
757 -	January 31, 2005
758 -	February 1, 2005
759 -	February 2, 2005
760 -	February 3, 2005
761 -	February 4, 2005
762 -	February 7, 2005
763 -	February 8, 2005
764 -	February 9, 2005
765 -	February 10, 2005
766 -	February 11, 2005
767 -	February 14, 2005
768 -	February 15, 2005
769 -	February 16, 2005
770 -	February 17, 2005
771 -	February 18, 2005
772 -	February 22, 2005
773 -	February 23, 2005
774 -	February 24, 2005
775 -	February 25, 2005
776 -	February 28, 2005
777 -	March 1, 2005
778 -	March 2, 2005
779 -	March 3, 2005
780 -	March 4, 2005
781 -	March 7, 2005
782 -	March 8, 2005
783 -	March 9, 2005
784 -	March 10, 2005
785 -	March 11, 2005
786 -	March 14, 2005
787 -	March 15, 2005
788 -	March 16, 2005
789 -	March 17, 2005
790 -	March 18, 2005
791 -	March 21, 2005
792 -	March 22, 2005
793 -	March 23, 2005
794 -	March 24, 2005
795 -	March 28, 2005
796 -	March 29, 2005
797 -	March 30, 2005
798 -	March 31, 2005
799 -	April 1, 2005
800 -	April 4, 2005
801 -	April 5, 2005
802 -	April 6, 2005
803 -	April 7, 2005
804 -	April 8, 2005
805 -	April 11, 2005
806 -	April 12, 2005
807 -	April 13, 2005
808 -	April 14, 2005
809 -	April 15, 2005
810 -	April 18, 2005
811 -	April 19, 2005
812 -	April 20, 2005
813 -	April 21, 2005
814 -	April 22, 2005
815 -	April 25, 2005
816 -	April 26, 2005
817 -	April 27, 2005
818 -	April 28, 2005
819 -	April 29, 2005
820 -	May 2, 2005
821 -	May 3, 2005
822 -	May 4, 2005
823 -	May 5, 2005
824 -	May 6, 2005
825 -	May 9, 2005
826 -	May 10, 2005
827 -	May 11, 2005
828 -	May 12, 2005
829 -	May 13, 2005
830 -	May 16, 2005
831 -	May 17, 2005
832 -	May 18, 2005
833 -	May 19, 2005
834 -	May 20, 2005
835 -	May 23, 2005
836 -	May 24, 2005
837 -	May 25, 2005
838 -	May 26, 2005
839 -	May 27, 2005
840 -	May 31, 2005
841 -	June 1, 2005
842 -	June 2, 2005
843 -	June 3, 2005
844 -	June 6, 2005
845 -	June 8, 2005
846 -	June 9, 2005
847 -	June 10, 2005
848 -	June 13, 2005
849 -	June 14, 2005
850 -	June 15, 2005
851 -	June 16, 2005
852 -	June 17, 2005
853 -	June 20, 2005
854 -	June 21, 2005
855 -	June 22, 2005
856 -	June 23, 2005
857 -	June 24, 2005
858 -	June 27, 2005
859 -	June 28, 2005
860 -	June 29, 2005
861 -	June 30, 2005
862 -	July 1, 2005
863 -	July 5, 2005
864 -	July 6, 2005
865 -	July 7, 2005
866 -	July 8, 2005
867 -	July 11, 2005
868 -	July 12, 2005
869 -	July 13, 2005
870 -	July 14, 2005
871 -	July 15, 2005
872 -	July 18, 2005
873 -	July 19, 2005
874 -	July 20, 2005
875 -	July 21, 2005
876 -	July 22, 2005
877 -	July 25, 2005
878 -	July 26, 2005
879 -	July 27, 2005
880 -	July 28, 2005
881 -	July 29, 2005
882 -	August 1, 2005
883 -	August 2, 2005
884 -	August 3, 2005
885 -	August 4, 2005
886 -	August 5, 2005
887 -	August 8, 2005
888 -	August 9, 2005
889 -	August 10, 2005
890 -	August 11, 2005
891 -	August 12, 2005
892 -	August 15, 2005
893 -	August 16, 2005
894 -	August 17, 2005
895 -	August 18, 2005
896 -	August 19, 2005
897 -	August 22, 2005
898 -	August 24, 2005
899 -	August 25, 2005
900 -	August 26, 2005
901 -	August 29, 2005
902 -	August 30, 2005
903 -	August 31, 2005
904 -	September 1, 2005
905 -	September 2, 2005
906 -	September 6, 2005
907 -	September 7, 2005
908 -	September 8, 2005
909 -	September 9, 2005
910 -	September 12, 2005
911 -	September 13, 2005
912 -	September 14, 2005
913 -	September 15, 2005
914 -	September 16, 2005
915 -	September 19, 2005
916 -	September 21, 2005
917 -	September 22, 2005
918 -	September 23, 2005
919 -	September 26, 2005
920 -	September 27, 2005
921 -	September 29, 2005
922 -	September 30, 2005
923 -	October 3, 2005
924 -	October 4, 2005
925 -	October 5, 2005
926 -	October 6, 2005
927 -	October 7, 2005
928 -	October 10, 2005
929 -	October 11, 2005
930 -	October 12, 2005
931 -	October 13, 2005
932 -	October 14, 2005
933 -	October 17, 2005
934 -	October 18, 2005
935 -	October 19, 2005
936 -	October 20, 2005
937 -	October 21, 2005
938 -	October 24, 2005
939 -	October 25, 2005
940 -	October 26, 2005
941 -	October 27, 2005
942 -	October 28, 2005
943 -	October 31, 2005
944 -	November 1, 2005
945 -	November 2, 2005
946 -	November 3, 2005
947 -	November 4, 2005
948 -	November 7, 2005
949 -	November 8, 2005
950 -	November 9, 2005
951 -	November 10, 2005
952 -	November 11, 2005
953 -	November 14, 2005
954 -	November 15, 2005
955 -	November 16, 2005
956 -	November 17, 2005
957 -	November 18, 2005
958 -	November 21, 2005
959 -	November 22, 2005
960 -	November 23, 2005
961 -	November 25, 2005
962 -	November 28, 2005
963 -	November 29, 2005
964 -	November 30, 2005
965 -	December 1, 2005
966 -	December 2, 2005
967 -	December 5, 2005
968 -	December 6, 2005
969 -	December 7, 2005
970 -	December 9, 2005
971 -	December 12, 2005
972 -	December 13, 2005
973 -	December 14, 2005
974 -	December 16, 2005
975 -	December 19, 2005
976 -	December 20, 2005
977 -	December 21, 2005
978 -	December 22, 2005
979 -	December 23, 2005
980 -	December 27, 2005
981 -	December 28, 2005
982 -	December 29, 2005
983 -	December 30, 2005
984 -	January 3, 2006
985 -	January 5, 2006
986 -	January 6, 2006
987 -	January 9, 2006
988 -	January 10, 2006
989 -	January 11, 2006
990 -	January 12, 2006
991 -	January 13, 2006
992 -	January 17, 2006
993 -	January 18, 2006
994 -	January 19, 2006
995 -	January 20, 2006
996 -	January 23, 2006
997 -	January 24, 2006
998 -	January 25, 2006
999 -	January 26, 2006
1000 -	January 27, 2006
1001 -	January 30, 2006
1002 -	January 31, 2006
1003 -	February 1, 2006
1004 -	February 2, 2006
1005 -	February 3, 2006
1006 -	February 6, 2006
1007 -	February 7, 2006
1008 -	February 8, 2006
1009 -	February 9, 2006
1010 -	February 10, 2006
1011 -	February 13, 2006
1012 -	February 14, 2006
1013 -	February 15, 2006
1014 -	February 16, 2006
1015 -	February 17, 2006
1016 -	February 21, 2006
1017 -	February 22, 2006
1018 -	February 23, 2006
1019 -	February 24, 2006
1020 -	February 27, 2006
1021 -	February 28, 2006
1022 -	March 1, 2006
1023 -	March 2, 2006
1024 -	March 3, 2006
1025 -	March 6, 2006
1026 -	March 7, 2006
1027 -	March 8, 2006
1028 -	March 9, 2006
1029 -	March 10, 2006
1030 -	March 13, 2006
1031 -	March 16, 2006
1032 -	March 17, 2006
1033 -	March 20, 2006
1034 -	March 21, 2006
1035 -	March 22, 2006
1036 -	March 23, 2006
1037 -	March 24, 2006
1038 -	March 27, 2006
1039 -	March 28, 2006
1040 -	March 29, 2006
1041 -	March 30, 2006
1042 -	March 31, 2006
1043 -	April 3, 2006
1044 -	April 4, 2006
1045 -	April 5, 2006
1046 -	April 6, 2006
1047 -	April 7, 2006
1048 -	April 10, 2006
1049 -	April 11, 2006
1050 -	April 13, 2006
1051 -	April 17, 2006
1052 -	April 18, 2006
1053 -	April 19, 2006
1054 -	April 20, 2006
1055 -	April 21, 2006
1056 -	April 24, 2006
1057 -	April 25, 2006
1058 -	April 27, 2006
1059 -	April 28, 2006
1060 -	May 1, 2006
1061 -	May 2, 2006
1062 -	May 3, 2006
1063 -	May 4, 2006
1064 -	May 5, 2006
1065 -	May 8, 2006
1066 -	May 9, 2006
1067 -	May 10, 2006
1068 -	May 11, 2006
1069 -	May 12, 2006
1070 -	May 15, 2006
1071 -	May 16, 2006
1072 -	May 17, 2006
1073 -	May 18, 2006
1074 -	May 19, 2006
1075 -	May 22, 2006
1076 -	May 23, 2006
1077 -	May 24, 2006
1078 -	May 25, 2006
1079 -	May 26, 2006
1080 -	May 30, 2006
1081 -	May 31, 2006
1082 -	June 1, 2006
1083 -	June 2, 2006
1084 -	June 5, 2006
1085 -	June 6, 2006
1086 -	June 7, 2006
1087 -	June 8, 2006
1088 -	June 9, 2006
1089 -	June 12, 2006
1090 -	June 13, 2006
1091 -	June 14, 2006
1092 -	June 15, 2006
1093 -	June 16, 2006
1094 -	June 19, 2006
1095 -	June 20, 2006
1096 -	June 21, 2006
1097 -	June 22, 2006
1098 -	June 23, 2006
1099 -	June 26, 2006
1100 -	June 27, 2006
1101 -	June 28, 2006
1102 -	June 29, 2006
1103 -	June 30, 2006
1104 -	July 3, 2006
1105 -	July 5, 2006
1106 -	July 6, 2006
1107 -	July 7, 2006
1108 -	July 10, 2006
1109 -	July 11, 2006
1110 -	July 12, 2006
1111 -	July 13, 2006
1112 -	July 14, 2006
1113 -	July 17, 2006
1114 -	July 18, 2006
1115 -	July 19, 2006
1116 -	July 20, 2006
1117 -	July 21, 2006
1118 -	July 24, 2006
1119 -	July 25, 2006
1120 -	July 26, 2006
1121 -	July 27, 2006
1122 -	July 28, 2006
1123 -	July 31, 2006
1124 -	August 1, 2006
1125 -	August 2, 2006
1126 -	August 3, 2006
1127 -	August 4, 2006
1128 -	August 7, 2006
1129 -	August 8, 2006
1130 -	August 9, 2006
1131 -	August 10, 2006
1132 -	August 11, 2006
1133 -	August 14, 2006
1134 -	August 15, 2006
1135 -	August 16, 2006
1136 -	August 17, 2006
1137 -	August 18, 2006
1138 -	August 21, 2006
1139 -	August 22, 2006
1140 -	August 23, 2006
1141 -	August 24, 2006
1142 -	August 25, 2006
1143 -	August 28, 2006
1144 -	August 29, 2006
1145 -	August 30, 2006
1146 -	August 31, 2006
1147 -	September 1, 2006
1148 -	September 5, 2006
1149 -	September 6, 2006
1150 -	September 7, 2006
1151 -	September 11, 2006
1152 -	September 12, 2006
1153 -	September 13, 2006
1154 -	September 14, 2006
1155 -	September 15, 2006
1156 -	September 18, 2006
1157 -	September 19, 2006
1158 -	September 20, 2006
1159 -	September 21, 2006
1160 -	September 22, 2006
1161 -	September 25, 2006
1162 -	September 26, 2006
1163 -	September 27, 2006
1164 -	September 28, 2006
1165 -	September 29, 2006
1166 -	October 2, 2006
1167 -	October 3, 2006
1168 -	October 4, 2006
1169 -	October 5, 2006
1170 -	October 6, 2006
1171 -	October 9, 2006
1172 -	October 10, 2006
1173 -	October 11, 2006
1174 -	October 12, 2006
1175 -	October 13, 2006
1176 -	October 16, 2006
1177 -	October 17, 2006
1178 -	October 18, 2006
1179 -	October 19, 2006
1180 -	October 20, 2006
1181 -	October 23, 2006
1182 -	October 24, 2006
1183 -	October 25, 2006
1184 -	October 26, 2006
1185 -	October 27, 2006
1186 -	October 31, 2006
1187 -	November 1, 2006
1188 -	November 2, 2006
1189 -	November 3, 2006
1190 -	November 6, 2006
1191 -	November 7, 2006
1192 -	November 8, 2006
1193 -	November 10, 2006
1194 -	November 13, 2006
1195 -	November 14, 2006
1196 -	November 15, 2006
1197 -	November 16, 2006
1198 -	November 17, 2006
1199 -	November 20, 2006
1200 -	November 21, 2006
1201 -	November 22, 2006
1202 -	November 24, 2006
1203 -	November 27, 2006
1204 -	November 28, 2006
1205 -	November 29, 2006
1206 -	November 30, 2006
1207 -	December 1, 2006
1208 -	December 4, 2006
1209 -	December 5, 2006
1210 -	December 6, 2006
1211 -	December 7, 2006
1212 -	December 11, 2006
1213 -	December 12, 2006
1214 -	December 13, 2006
1215 -	December 14, 2006
1216 -	December 18, 2006
1217 -	December 20, 2006
1218 -	December 21, 2006
1219 -	December 22, 2006
1220 -	December 26, 2006
1221 -	December 27, 2006
1222 -	December 28, 2006
1223 -	December 29, 2006
1224 -	January 3, 2007
1225 -	January 4, 2007
1226 -	January 5, 2007
1227 -	January 8, 2007
1228 -	January 9, 2007
1229 -	January 10, 2007
1230 -	January 11, 2007
1231 -	January 12, 2007
1232 -	January 16, 2007
1233 -	January 17, 2007
1234 -	January 18, 2007
1235 -	January 19, 2007
1236 -	January 22, 2007
1237 -	January 23, 2007
1238 -	January 24, 2007
1239 -	January 25, 2007
1240 -	January 26, 2007
1241 -	January 29, 2007
1242 -	January 30, 2007
1243 -	January 31, 2007
1244 -	February 1, 2007
1245 -	February 2, 2007
1246 -	February 5, 2007
1247 -	February 6, 2007
1248 -	February 7, 2007
1249 -	February 8, 2007
1250 -	February 9, 2007
1251 -	February 12, 2007
1252 -	February 13, 2007
1253 -	February 14, 2007
1254 -	February 15, 2007
1255 -	February 16, 2007
1256 -	February 20, 2007
1257 -	February 21, 2007
1258 -	February 22, 2007
1259 -	February 23, 2007
1260 -	February 26, 2007
1261 -	February 27, 2007
1262 -	February 28, 2007
1263 -	March 1, 2007
1264 -	March 2, 2007
1265 -	March 5, 2007
1266 -	March 6, 2007
1267 -	March 7, 2007
1268 -	March 8, 2007
1269 -	March 9, 2007
1270 -	March 12, 2007
1271 -	March 13, 2007
1272 -	March 14, 2007
1273 -	March 15, 2007
1274 -	March 16, 2007
1275 -	March 19, 2007
1276 -	March 20, 2007
1277 -	March 21, 2007
1278 -	March 22, 2007
1279 -	March 23, 2007
1280 -	March 26, 2007
1281 -	March 27, 2007
1282 -	March 28, 2007
1283 -	March 29, 2007
1284 -	March 30, 2007
1285 -	April 2, 2007
1286 -	April 3, 2007
1287 -	April 4, 2007
1288 -	April 5, 2007
1289 -	April 9, 2007
1290 -	April 10, 2007
1291 -	April 11, 2007
1292 -	April 12, 2007
1293 -	April 13, 2007
1294 -	April 16, 2007
1295 -	April 17, 2007
1296 -	April 18, 2007
1297 -	April 19, 2007
1298 -	April 20, 2007
1299 -	April 23, 2007
1300 -	April 24, 2007
1301 -	April 25, 2007
1302 -	April 26, 2007
1303 -	April 27, 2007
1304 -	April 30, 2007
1305 -	May 1, 2007
1306 -	May 2, 2007
1307 -	May 3, 2007
1308 -	May 4, 2007
1309 -	May 7, 2007
1310 -	May 8, 2007
1311 -	May 9, 2007
1312 -	May 10, 2007
1313 -	May 11, 2007
1314 -	May 14, 2007
1315 -	May 15, 2007
1316 -	May 16, 2007
1317 -	May 17, 2007
1318 -	May 18, 2007
1319 -	May 21, 2007
1320 -	May 22, 2007
1321 -	May 23, 2007
1322 -	May 24, 2007
1323 -	May 25, 2007
1324 -	May 29, 2007
1325 -	May 30, 2007
1326 -	May 31, 2007
1327 -	June 1, 2007
1328 -	June 4, 2007
1329 -	June 5, 2007
1330 -	June 6, 2007
1331 -	June 7, 2007
1332 -	June 8, 2007
1333 -	June 11, 2007
1334 -	June 12, 2007
1335 -	June 13, 2007
1336 -	June 14, 2007
1337 -	June 15, 2007
1338 -	June 18, 2007
1339 -	June 19, 2007
1340 -	June 20, 2007
1341 -	June 21, 2007
1342 -	June 22, 2007
1343 -	June 25, 2007
1344 -	June 26, 2007
1345 -	June 27, 2007
1346 -	June 28, 2007
1347 -	June 29, 2007
1348 -	July 2, 2007
1349 -	July 3, 2007
1350 -	July 5, 2007
1351 -	July 6, 2007
1352 -	July 9, 2007
1353 -	July 10, 2007
1354 -	July 11, 2007
1355 -	July 12, 2007
1356 -	July 13, 2007
1357 -	July 16, 2007
1358 -	July 17, 2007
1359 -	July 18, 2007
1360 -	July 19, 2007
1361 -	July 20, 2007
1362 -	July 23, 2007
1363 -	July 24, 2007
1364 -	July 25, 2007
1365 -	July 26, 2007
1366 -	July 27, 2007
1367 -	July 30, 2007
1368 -	July 31, 2007
1369 -	August 1, 2007
1370 -	August 2, 2007
1371 -	August 3, 2007
1372 -	August 6, 2007
1373 -	August 7, 2007
1374 -	August 8, 2007
1375 -	August 9, 2007
1376 -	August 10, 2007
1377 -	August 13, 2007
1378 -	August 14, 2007
1379 -	August 15, 2007
1380 -	August 16, 2007
1381 -	August 17, 2007
1382 -	August 20, 2007
1383 -	August 21, 2007
1384 -	August 23, 2007
1385 -	August 24, 2007
1386 -	August 27, 2007
1387 -	August 28, 2007
1388 -	August 29, 2007
1389 -	August 30, 2007
1390 -	August 31, 2007
1391 -	September 4, 2007
1392 -	September 5, 2007
1393 -	September 6, 2007
1394 -	September 7, 2007
1395 -	September 10, 2007
1396 -	September 11, 2007
1397 -	September 12, 2007
1398 -	September 13, 2007
1399 -	September 14, 2007
1400 -	September 17, 2007
1401 -	September 18, 2007
1402 -	September 19, 2007
1403 -	September 20, 2007
1404 -	September 21, 2007
1405 -	September 24, 2007
1406 -	September 25, 2007
1407 -	September 26, 2007
1408 -	September 28, 2007
1409 -	October 1, 2007
1410 -	October 2, 2007
1411 -	October 3, 2007
1412 -	October 4, 2007
1413 -	October 5, 2007
1414 -	October 8, 2007
1415 -	October 9, 2007
1416 -	October 10, 2007
1417 -	October 11, 2007
1418 -	October 12, 2007
1419 -	October 15, 2007
1420 -	October 16, 2007
1421 -	October 17, 2007
1422 -	October 18, 2007
1423 -	October 19, 2007
1424 -	October 22, 2007
1425 -	October 23, 2007
1426 -	October 24, 2007
1427 -	October 25, 2007
1428 -	October 26, 2007
1429 -	October 29, 2007
1430 -	October 30, 2007
1431 -	October 31, 2007
1432 -	November 1, 2007
1433 -	November 2, 2007
1434 -	November 5, 2007
1435 -	November 6, 2007
1436 -	November 8, 2007
1437 -	November 9, 2007
1438 -	November 12, 2007
1439 -	November 13, 2007
1440 -	November 14, 2007
1441 -	November 15, 2007
1442 -	November 16, 2007
1443 -	November 19, 2007
1444 -	November 20, 2007
1445 -	November 21, 2007
1446 -	November 23, 2007
1447 -	November 26, 2007
1448 -	November 27, 2007
1449 -	November 28, 2007
1450 -	November 30, 2007
1451 -	December 3, 2007
1452 -	December 4, 2007
1453 -	December 5, 2007
1454 -	December 6, 2007
1455 -	December 7, 2007
1456 -	December 10, 2007
1457 -	December 11, 2007
1458 -	December 12, 2007
1459 -	December 13, 2007
1460 -	December 14, 2007
1461 -	December 17, 2007
1462 -	December 18, 2007
1463 -	December 19, 2007
1464 -	December 20, 2007
1465 -	December 21, 2007
1466 -	December 24, 2007
1467 -	December 26, 2007
1468 -	December 27, 2007
1469 -	December 28, 2007
1470 -	December 31, 2007
1710 -	January 02, 2008
1711 -	January 03, 2008
1712 -	January 04, 2008
1713 -	January 07, 2008
1714 -	January 08, 2008
1715 -	January 09, 2008
1716 -	January 10, 2008
1717 -	January 11, 2008
1718 -	January 14, 2008
1719 -	January 15, 2008
1720 -	January 16, 2008
1721 -	January 17, 2008
1722 -	January 18, 2008
1723 -	January 22, 2008
1724 -	January 23, 2008
1725 -	January 24, 2008
1726 -	January 25, 2008
1727 -	January 28, 2008
1728 -	January 29, 2008
1729 -	January 30, 2008
1730 -	January 31, 2008
1731 -	February 01, 2008
1732 -	February 04, 2008
1733 -	February 05, 2008
1734 -	February 06, 2008
1735 -	February 07, 2008
1736 -	February 08, 2008
1737 -	February 11, 2008
1738 -	February 12, 2008
1739 -	February 13, 2008
1740 -	February 14, 2008
1741 -	February 15, 2008
1742 -	February 19, 2008
1743 -	February 20, 2008
1744 -	February 21, 2008
1745 -	February 22, 2008
1746 -	February 25, 2008
1747 -	February 26, 2008
1748 -	February 27, 2008
1749 -	February 28, 2008
1750 -	February 29, 2008
1751 -	March 03, 2008
1752 -	March 04, 2008
1753 -	March 05, 2008
1754 -	March 06, 2008
1755 -	March 07, 2008
1756 -	March 10, 2008
1757 -	March 11, 2008
1758 -	March 12, 2008
1759 -	March 13, 2008
1760 -	March 14, 2008
1761 -	March 17, 2008
1762 -	March 18, 2008
1763 -	March 19, 2008
1764 -	March 20, 2008
1765 -	March 24, 2008
1766 -	March 25, 2008
1767 -	March 26, 2008
1768 -	March 27, 2008
1769 -	March 28, 2008
1770 -	March 31, 2008
1771 -	April 01, 2008
1772 -	April 02, 2008
1773 -	April 03, 2008
1774 -	April 04, 2008
1775 -	April 07, 2008
1776 -	April 08, 2008
1777 -	April 09, 2008
1778 -	April 10, 2008
1779 -	April 11, 2008
1780 -	April 14, 2008
1781 -	April 15, 2008
1782 -	April 16, 2008
1783 -	April 17, 2008
1784 -	April 18, 2008
1785 -	April 21, 2008
1786 -	April 22, 2008
1787 -	April 23, 2008
1788 -	April 24, 2008
1789 -	April 25, 2008
1790 -	April 28, 2008
1791 -	April 29, 2008
1792 -	April 30, 2008
1793 -	May 01, 2008
1794 -	May 02, 2008
1795 -	May 05, 2008
1796 -	May 06, 2008
1797 -	May 07, 2008
1798 -	May 08, 2008
1799 -	May 09, 2008
1800 -	May 12, 2008
1801 -	May 13, 2008
1802 -	May 14, 2008
1803 -	May 15, 2008
1804 -	May 16, 2008
1805 -	May 19, 2008
1806 -	May 20, 2008
1807 -	May 21, 2008
1808 -	May 22, 2008
1809 -	May 23, 2008
1810 -	May 27, 2008
1811 -	May 28, 2008
1812 -	May 29, 2008
1813 -	May 30, 2008
1814 -	June 02, 2008
1815 -	June 03, 2008
1816 -	June 04, 2008
1817 -	June 05, 2008
1818 -	June 06, 2008
1819 -	June 09, 2008
1820 -	June 10, 2008
1821 -	June 11, 2008
1822 -	June 12, 2008
1823 -	June 13, 2008
1824 -	June 17, 2008
1825 -	June 18, 2008
1826 -	June 19, 2008
1827 -	June 20, 2008
1828 -	June 23, 2008
1829 -	June 24, 2008
1830 -	June 25, 2008
1831 -	June 26, 2008
1832 -	June 27, 2008
1833 -	June 30, 2008
1834 -	July 01, 2008
1835 -	July 02, 2008
1836 -	July 03, 2008
1837 -	July 07, 2008
1838 -	July 08, 2008
1839 -	July 09, 2008
1840 -	July 10, 2008
1841 -	July 11, 2008
1842 -	July 14, 2008
1843 -	July 15, 2008
1844 -	July 16, 2008
1845 -	July 17, 2008
1846 -	July 18, 2008
1847 -	July 21, 2008
1848 -	July 22, 2008
1849 -	July 23, 2008
1850 -	July 24, 2008
1851 -	July 25, 2008
1852 -	July 28, 2008
1853 -	July 29, 2008
1854 -	July 30, 2008
1855 -	July 31, 2008
1856 -	August 01, 2008
1857 -	August 04, 2008
1858 -	August 05, 2008
1859 -	August 06, 2008
1860 -	August 07, 2008
1861 -	August 11, 2008
1862 -	August 12, 2008
1863 -	August 13, 2008
1864 -	August 14, 2008
1865 -	August 15, 2008
1866 -	August 18, 2008
1867 -	August 19, 2008
1868 -	August 20, 2008
1869 -	August 21, 2008
1870 -	August 22, 2008
1871 -	August 25, 2008
1872 -	August 26, 2008
1873 -	August 28, 2008
1874 -	August 29, 2008
1875 -	September 03, 2008
1876 -	September 04, 2008
1877 -	September 05, 2008
1878 -	September 08, 2008
1879 -	September 10, 2008
1880 -	September 11, 2008
1881 -	September 12, 2008
1882 -	September 15, 2008
1883 -	September 16, 2008
1884 -	September 17, 2008
1885 -	September 18, 2008
1886 -	September 19, 2008
1887 -	September 22, 2008
1888 -	September 23, 2008
1889 -	September 24, 2008
1890 -	September 25, 2008
1891 -	September 26, 2008
1892 -	September 29, 2008
1893 -	September 30, 2008
1894 -	October 01, 2008
1895 -	October 02, 2008
1896 -	October 03, 2008
1897 -	October 06, 2008
1898 -	October 07, 2008
1899 -	October 08, 2008
1900 -	October 09, 2008
1901 -	October 10, 2008
1902 -	October 13, 2008
1903 -	October 14, 2008
1904 -	October 15, 2008
1905 -	October 16, 2008
1906 -	October 17, 2008
1907 -	October 20, 2008
1908 -	October 21, 2008
1909 -	October 22, 2008
1910 -	October 23, 2008
1911 -	October 24, 2008
1912 -	October 27, 2008
1913 -	October 28, 2008
1914 -	October 29, 2008
1915 -	October 30, 2008
1916 -	October 31, 2008
1917 -	November 03, 2008
1918 -	November 04, 2008
1919 -	November 05, 2008
1920 -	November 06, 2008
1921 -	November 07, 2008
1922 -	November 10, 2008
1923 -	November 11, 2008
1924 -	November 12, 2008
1925 -	November 13, 2008
1926 -	November 14, 2008
1927 -	November 17, 2008
1928 -	November 18, 2008
1929 -	November 19, 2008
1930 -	November 20, 2008
1931 -	November 21, 2008
1932 -	November 24, 2008
1933 -	November 25, 2008
1934 -	November 26, 2008
1935 -	December 01, 2008
1936 -	December 02, 2008
1937 -	December 04, 2008
1938 -	December 05, 2008
1939 -	December 08, 2008
1940 -	December 09, 2008
1941 -	December 10, 2008
1942 -	December 11, 2008
1943 -	December 12, 2008
1944 -	December 15, 2008
1945 -	December 16, 2008
1946 -	December 17, 2008
1947 -	December 19, 2008
1948 -	December 22, 2008
1949 -	December 23, 2008
1950 -	December 24, 2008
1951 -	December 26, 2008
1952 -	December 29, 2008
1953 -	December 31, 2008
1954 -	January 2, 2009
1955 -	January 5, 2009
1956 -	January 6, 2009
1957 -	January 7, 2009
1958 -	January 9, 2009
1959 -	January 12, 2009
1960 -	January 13, 2009
1961 -	January 14, 2009
1962 -	January 15, 2009
1963 -	January 16, 2009
1964 -	January 20, 2009
1965 -	January 21, 2009
1966 -	January 22, 2009
1967 -	January 27, 2009
1968 -	January 28, 2009
1969 -	January 29, 2009
1970 -	February 2, 2009
1971 -	February 3, 2009
1972 -	February 4, 2009
1973 -	February 5, 2009
1974 -	February 6, 2009
1975 -	February 9, 2009
1976 -	February 10, 2009
1977 -	February 11, 2009
1978 -	February 12, 2009
1979 -	February 13, 2009
1980 -	February 17, 2009
1981 -	February 18, 2009
1982 -	February 19, 2009
1983 -	February 20, 2009
1984 -	February 23, 2009
1985 -	February 24, 2009
1986 -	February 25, 2009
1987 -	March 2, 2009
1988 -	March 4, 2009
1989 -	March 5, 2009
1990 -	March 6, 2009
1991 -	March 9, 2009
1992 -	March 10, 2009
1993 -	March 11, 2009
1994 -	March 12, 2009
1995 -	March 13, 2009
1996 -	March 16, 2009
1997 -	March 17, 2009
1998 -	March 18, 2009
1999 -	March 19, 2009
2000 -	March 20, 2009
2001 -	March 24, 2009
2002 -	March 25, 2009
2003 -	March 26, 2009
2004 -	March 27, 2009
2005 -	March 30, 2009
2006 -	March 31, 2009
2007 -	April 1, 2009
2008 -	April 2, 2009
2009 -	April 3, 2009
2010 -	April 6, 2009
2011 -	April 7, 2009
2012 -	April 8, 2009
2013 -	April 9, 2009
2014 -	April 13, 2009
2015 -	April 14, 2009
2016 -	April 15, 2009
2017 -	April 16, 2009
2018 -	April 17, 2009
2019 -	April 20, 2009
2020 -	April 21, 2009
2021 -	April 22, 2009
2022 -	April 23, 2009
2023 -	April 24, 2009
2024 -	April 27, 2009
2025 -	April 28, 2009
2026 -	April 30, 2009
2027 -	May 1, 2009
2028 -	May 4, 2009
2029 -	May 5, 2009
2030 -	May 6, 2009
2031 -	May 7, 2009
2032 -	May 8, 2009
2033 -	May 11, 2009
2034 -	May 12, 2009
2035 -	May 13, 2009
2036 -	May 14, 2009
2037 -	May 15, 2009
2038 -	May 18, 2009
2039 -	May 19, 2009
2040 -	May 20, 2009
2041 -	May 21, 2009
2042 -	May 22, 2009
2043 -	May 27, 2009
2044 -	May 28, 2009
2045 -	May 29, 2009
2046 -	June 1, 2009
2047 -	June 2, 2009
2048 -	June 3, 2009
2049 -	June 4, 2009
2050 -	June 5, 2009
2051 -	June 8, 2009
2052 -	June 9, 2009
2053 -	June 10, 2009
2054 -	June 11, 2009
2055 -	June 12, 2009
2056 -	June 15, 2009
2057 -	June 16, 2009
2058 -	June 17, 2009
2059 -	June 18, 2009
2068 -	July 1, 2009
2069 -	July 2, 2009
2070 -	July 6, 2009
2071 -	July 7, 2009
2072 -	July 8, 2009
2073 -	July 9, 2009
2074 -	July 10, 2009
2075 -	July 13, 2009
2076 -	July 14, 2009
2077 -	July 15, 2009
2078 -	July 16, 2009
2079 -	July 17, 2009
2080 -	July 20, 2009
2081 -	July 21, 2009
2082 -	July 22, 2009
2083 -	July 23, 2009
2084 -	July 24, 2009
2085 -	July 27, 2009
2086 -	July 28, 2009
2087 -	July 29, 2009
2088 -	July 30, 2009
2089 -	July 31, 2009
2090 -	August 3, 2009
2091 -	August 4, 2009
2092 -	August 5, 2009
2093 -	August 6, 2009
2094 -	August 7, 2009
2095 -	August 10, 2009
2096 -	August 11, 2009
2097 -	August 12, 2009
2098 -	August 13, 2009
2099 -	August 14, 2009
2100 -	August 17, 2009
2101 -	August 18, 2009
2102 -	August 19, 2009
2103 -	August 20, 2009
2104 -	August 21, 2009
2105 -	August 24, 2009
2106 -	August 25, 2009
2107 -	August 26, 2009
2108 -	August 27, 2009
2109 -	August 28, 2009
2110 -	August 31, 2009
2111 -	September 1, 2009
2112 -	September 2, 2009
2113 -	September 3, 2009
2114 -	September 4, 2009
2115 -	September 8, 2009
2116 -	September 9, 2009
2117 -	September 10, 2009
2118 -	September 11, 2009
2119 -	September 14, 2009
2120 -	September 15, 2009
2121 -	September 16, 2009
2122 -	September 17, 2009
2123 -	September 18, 2009
2124 -	September 21, 2009
2125 -	September 22, 2009
2126 -	September 23, 2009
2127 -	September 24, 2009
2128 -	September 25, 2009
2129 -	September 28, 2009
2130 -	September 29, 2009
2131 -	September 30, 2009
2132 -	October 1, 2009
2133 -	October 2, 2009
2134 -	October 5, 2009
2135 -	October 6, 2009
2136 -	October 7, 2009
2137 -	October 8, 2009
2138 -	October 9, 2009
2139 -	October 12, 2009
2140 -	October 13, 2009
2141 -	October 14, 2009
2142 -	October 15, 2009
2143 -	October 16, 2009
2144 -	October 19, 2009
2145 -	October 20, 2009
2146 -	October 21, 2009
2147 -	October 22, 2009
2148 -	October 23, 2009
2149 -	October 26, 2009
2150 -	October 27, 2009
2151 -	October 28, 2009
2152 -	October 29, 2009
2153 -	October 30, 2009
2154 -	November 2, 2009
2155 -	November 3, 2009
2156 -	November 4, 2009
2157 -	November 5, 2009
2158 -	November 6, 2009
2159 -	November 9, 2009
2160 -	November 10, 2009
2161 -	November 11, 2009
2162 -	November 12, 2009
2163 -	November 13, 2009
2164 -	November 16, 2009
2165 -	November 17, 2009
2166 -	November 18, 2009
2167 -	November 19, 2009
2168 -	November 20, 2009
2169 -	November 23, 2009
2170 -	November 24, 2009
2171 -	November 25, 2009
2172 -	November 27, 2009
2173 -	November 30, 2009
2174 -	December 1, 2009
2175 -	December 2, 2009
2176 -	December 3, 2009
2177 -	December 7, 2009
2178 -	December 8, 2009
2179 -	December 9, 2009
2180 -	December 10, 2009
2181 -	December 11, 2009
2182 -	December 14, 2009
2183 -	December 15, 2009
2184 -	December 16, 2009
2185 -	December 17, 2009
2186 -	December 18, 2009
2187 -	December 21, 2009
2188 -	December 22, 2009
2189 -	December 23, 2009
2190 -	December 24, 2009
2191 -	December 28, 2009
2192 -	December 29, 2009
2193 -	December 30, 2009
2194 -	December 31, 2009

Jackson National Separate Account I

Financial Statements December 31, 2009

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2009

									JNL/Capital	JNL/Capital
	JNL Institutional	JNL Institutional	JNL Institutional	JNL Institutional	JNL/AIM Global	JNL/AIM	JNL/AIM	JNL/AIM	Guardian Global	Guardian Global
	Alt 20	Alt 35	Alt 50	Alt 65	Real Estate	International	Large Cap	Small Cap	Balanced	Diversified
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Growth Portfolio	Growth Portfolio	Growth Portfolio	Portfolio	Research Portfolio
Assets
Investments, at value (a)	$ 194,778,698	$ 303,776,892	$ 351,060,487	$ 225,707,466	$ 214,583,320	$ 186,950,812	$ 218,613,800	$ 86,034,969	$ 265,058,223	$ 239,990,695
Receivables:
Investment securities sold	83,029	199,279	222,596	141,060	246,299	669,354	492,984	94,473	896,298	166,380
Sub-account units sold	571,139	834,304	1,607,840	540,711	249,855	311,237	213,525	456,192	326,256	198,981
Total assets	195,432,866	304,810,475	352,890,923	226,389,237	215,079,474	187,931,403	219,320,309	86,585,634	266,280,777	240,356,056

Liabilities
Payables:
Investment securities purchased	571,139	834,304	1,607,840	540,711	249,855	311,237	213,525	456,192	326,256	198,981
Sub-account units redeemed	75,114	186,610	207,944	131,417	236,758	661,169	483,219	90,727	884,827	156,287
Insurance fees due to Jackson	7,915	12,669	14,652	9,643	9,541	8,185	9,765	3,746	11,471	10,093
Total liabilities	654,168	1,033,583	1,830,436	681,771	496,154	980,591	706,509	550,665	1,222,554	365,361
Net assets (Note 7)	$ 194,778,698	$ 303,776,892	$ 351,060,487	$ 225,707,466	$ 214,583,320	$ 186,950,812	$ 218,613,800	$ 86,034,969	$ 265,058,223	$ 239,990,695

(a) Investment shares	15,300,762	22,943,874	25,870,338	16,156,583	28,497,121	20,167,294	20,336,167	8,509,888	30,051,953	11,471,831
Investments at cost	$ 183,643,193	$ 282,469,551	$ 327,869,169	$ 211,913,116	$ 235,470,416	$ 202,028,220	$ 224,248,595	$ 85,844,014	$ 282,108,737	$ 235,249,131

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2009

	JNL/Capital	JNL/Capital	JNL/Credit Suisse	JNL/				JNL/Franklin
	Guardian	Guardian U.S.	Commodity	Credit Suisse	JNL/Eagle	JNL/Eagle	JNL/Franklin	Templeton	JNL/Franklin	JNL/Franklin
	International Small	Growth Equity	Securities	Long/Short	Core Equity	SmallCap Equity	Templeton Founding	Global Growth	Templeton	Templeton Mutual
	Cap Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Strategy Portfolio	Portfolio	Income Portfolio	Shares Portfolio
Assets
Investments, at value (a)	$ 92,047,661	$ 284,324,608	$ 499,892,821	$ 86,764,788	$ 76,608,889	$ 179,791,969	$ 795,637,995	$ 82,732,829	$ 406,535,087	$ 145,999,965
Receivables:
Investment securities sold	1,051,388	168,989	2,039,299	533,475	104,069	1,301,220	1,098,236	74,712	365,296	203,309
Sub-account units sold	165,543	378,861	1,235,507	91,805	177,850	1,022,397	303,918	89,495	380,326	608,370
Total assets	93,264,592	284,872,458	503,167,627	87,390,068	76,890,808	182,115,586	797,040,149	82,897,036	407,280,709	146,811,644

Liabilities
Payables:
Investment securities purchased	165,543	378,861	1,235,507	91,805	177,850	1,022,397	303,918	89,495	380,326	608,370
Sub-account units redeemed	1,047,356	157,104	2,016,988	529,654	100,735	1,293,353	1,062,748	71,117	347,386	196,968
Insurance fees due to Jackson	4,032	11,885	22,311	3,821	3,334	7,867	35,488	3,595	17,910	6,341
Total liabilities	1,216,931	547,850	3,274,806	625,280	281,919	2,323,617	1,402,154	164,207	745,622	811,679
Net assets (Note 7)	$ 92,047,661	$ 284,324,608	$ 499,892,821	$ 86,764,788	$ 76,608,889	$ 179,791,969	$ 795,637,995	$ 82,732,829	$ 406,535,087	$ 145,999,965

(a) Investment shares	13,437,615	15,083,534	53,123,573	11,446,542	11,660,409	11,132,630	96,792,943	10,828,904	43,760,505	19,185,278
Investments at cost	$ 84,904,947	$ 273,908,652	$ 473,890,840	$ 78,499,923	$ 88,931,897	$ 179,586,394	$ 847,139,353	$ 84,601,889	$ 411,893,970	$ 149,011,772

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2009

	JNL/Franklin	JNL/	JNL/Goldman	JNL/				JNL/JPMorgan
	Templeton	Goldman Sachs	Sachs Emerging	Goldman Sachs	JNL/Ivy	JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard	JNL/Lazard
	Small Cap	Core Plus	Markets Debt	Mid Cap	Asset Strategy	International	MidCap Growth	& Quality Bond	Emerging Markets	Mid Cap
	Value Portfolio	Bond Portfolio	Portfolio	Value Portfolio	Portfolio	Value Portfolio	Portfolio	Portfolio	Portfolio	Equity Portfolio
Assets
Investments, at value (a)	$ 126,298,758	$ 365,183,187	$ 126,740,884	$ 130,123,620	$ 157,831,757	$ 270,170,472	$ 115,417,454	$ 389,728,164	$ 531,698,354	$ 150,303,016
Receivables:
Investment securities sold	356,743	532,824	1,427,764	154,249	115,937	609,682	181,691	632,779	807,992	264,110
Sub-account units sold	139,324	526,610	312,181	136,484	1,975,423	531,124	126,685	1,022,636	1,266,742	169,360
Total assets	126,794,825	366,242,621	128,480,829	130,414,353	159,923,117	271,311,278	115,725,830	391,383,579	533,773,088	150,736,486

Liabilities
Payables:
Investment securities purchased	139,324	526,610	312,181	136,484	1,975,423	531,124	126,685	1,022,636	1,266,742	169,360
Sub-account units redeemed	351,166	516,595	1,422,066	148,492	109,125	597,528	176,809	615,396	784,364	257,437
Insurance fees due to Jackson	5,577	16,229	5,698	5,757	6,812	12,154	4,882	17,383	23,628	6,673
Total liabilities	496,067	1,059,434	1,739,945	290,733	2,091,360	1,140,806	308,376	1,655,415	2,074,734	433,470
Net assets (Note 7)	$ 126,298,758	$ 365,183,187	$ 126,740,884	$ 130,123,620	$ 157,831,757	$ 270,170,472	$ 115,417,454	$ 389,728,164	$ 531,698,354	$ 150,303,016

(a) Investment shares	14,483,803	31,265,684	10,659,452	15,201,358	15,161,552	37,680,679	7,240,744	31,455,058	53,383,369	15,888,268
Investments at cost	$ 121,302,264	$ 362,786,047	$ 119,728,675	$ 132,767,405	$ 157,002,620	$ 330,118,331	$ 111,601,148	$ 384,313,303	$ 483,137,118	$ 173,567,953

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2009

	JNL/Lazard	JNL/M&G	JNL/M&G	JNL/MCM		JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Small Cap	Global Basics	Global Leaders	10 x 10	JNL/MCM	Bond Index	Communications	Consumer Brands	Dow 10	Dow Dividend
	Equity Portfolio	Portfolio	Portfolio	Portfolio	25 Portfolio	Portfolio	Sector Portfolio	Sector Portfolio	Portfolio	Portfolio
Assets
Investments, at value (a)	$ -	$ 23,030,577	$ 11,179,437	$ 172,515,513	$ 383,253,409	$ 466,312,128	$ 39,176,677	$ 33,163,363	$ 338,274,025	$ 231,277,334
Receivables:
Investment securities sold	-	24,601	9,614	115,480	1,003,293	501,188	58,688	21,816	476,208	358,398
Sub-account units sold	-	1,401,013	15,153	63,778	412,870	587,559	4,798	48,259	282,571	172,339
Total assets	-	24,456,191	11,204,204	172,694,771	384,669,572	467,400,875	39,240,163	33,233,438	339,032,804	231,808,071

Liabilities
Payables:
Investment securities purchased	-	1,401,013	15,153	63,778	412,870	587,559	4,798	48,259	282,571	172,339
Sub-account units redeemed	-	23,664	9,125	108,214	986,050	480,293	56,875	20,343	461,118	347,919
Insurance fees due to Jackson	-	937	489	7,266	17,243	20,895	1,813	1,473	15,090	10,479
Total liabilities	-	1,425,614	24,767	179,258	1,416,163	1,088,747	63,486	70,075	758,779	530,737
Net assets (Note 7)	$ -	$ 23,030,577	$ 11,179,437	$ 172,515,513	$ 383,253,409	$ 466,312,128	$ 39,176,677	$ 33,163,363	$ 338,274,025	$ 231,277,334

(a) Investment shares	-	1,875,454	979,793	23,993,813	36,851,289	40,940,485	13,555,943	4,084,158	42,126,280	37,914,317
Investments at cost	$ -	$ 20,890,421	$ 9,890,376	$ 176,806,282	$ 404,434,850	$ 460,458,031	$ 44,268,836	$ 31,627,002	$ 415,289,375	$ 319,163,643

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2009

	JNL/MCM
	Enhanced	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	S&P 500 Stock	European 30	Financial	Global 15	Global Alpha	Healthcare	Index 5	International	JNL 5	JNL Optimized
	Index Portfolio	Portfolio	Sector Portfolio	Portfolio	Portfolio	Sector Portfolio	Portfolio	Index Portfolio	Portfolio	5 Portfolio
Assets
Investments, at value (a)	$ -	$ 12,296,011	$ 139,932,756	$ 571,292,504	$ 6,516,233	$ 151,086,078	$ 181,699,369	$ 448,711,296	$3,112,602,983	$ 394,466,153
Receivables:
Investment securities sold	-	36,776	1,155,816	1,058,140	4,653	322,713	113,924	524,336	6,246,863	1,088,360
Sub-account units sold	-	66,651	147,370	254,774	22,089	1,107,538	76,790	344,441	796,907	151,530
Total assets	-	12,399,438	141,235,942	572,605,418	6,542,975	152,516,329	181,890,083	449,580,073	3,119,646,753	395,706,043

Liabilities
Payables:
Investment securities purchased	-	66,651	147,370	254,774	22,089	1,107,538	76,790	344,441	796,907	151,530
Sub-account units redeemed	-	36,266	1,149,330	1,032,454	4,360	315,970	106,293	504,246	6,107,418	1,070,718
Insurance fees due to Jackson	-	510	6,486	25,686	293	6,743	7,631	20,090	139,445	17,642
Total liabilities	-	103,427	1,303,186	1,312,914	26,742	1,430,251	190,714	868,777	7,043,770	1,239,890
Net assets (Note 7)	$ -	$ 12,296,011	$ 139,932,756	$ 571,292,504	$ 6,516,233	$ 151,086,078	$ 181,699,369	$ 448,711,296	$3,112,602,983	$ 394,466,153

(a) Investment shares	-	1,088,143	21,830,383	38,679,249	659,538	13,685,333	21,656,659	37,706,832	410,633,639	49,493,871
Investments at cost	$ -	$ 12,040,181	$ 141,573,522	$ 604,857,472	$ 6,590,228	$ 152,186,905	$ 168,838,917	$ 481,578,791	$4,330,052,221	$ 457,462,182

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2009

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Nasdaq 25	NYSE International	Oil & Gas	Pacific Rim 30	S&P 10	S&P 24	S&P 400 MidCap	S&P 500	S&P SMid	Select Small-Cap
	Portfolio	25 Portfolio	Sector Portfolio	Portfolio	Portfolio	Portfolio	Index Portfolio	Index Portfolio	60 Portfolio	Portfolio
Assets
Investments, at value (a)	$ 84,028,601	$ 79,880,093	$ 434,344,840	$ 15,721,732	$ 320,366,498	$ 32,401,072	$ 359,664,317	$ 662,896,119	$ 123,129,151	$ 288,802,419
Receivables:
Investment securities sold	181,757	284,679	2,298,957	27,330	514,139	34,200	1,032,270	1,354,964	241,655	841,702
Sub-account units sold	72,536	167,148	300,815	72,246	165,869	84,788	161,958	1,022,127	1,081,638	405,610
Total assets	84,282,894	80,331,920	436,944,612	15,821,308	321,046,506	32,520,060	360,858,545	665,273,210	124,452,444	290,049,731

Liabilities
Payables:
Investment securities purchased	72,536	167,148	300,815	72,246	165,869	84,788	161,958	1,022,127	1,081,638	405,610
Sub-account units redeemed	177,868	281,049	2,278,713	26,645	499,725	32,757	1,015,928	1,325,537	236,025	828,762
Insurance fees due to Jackson	3,889	3,630	20,244	685	14,414	1,443	16,342	29,427	5,630	12,940
Total liabilities	254,293	451,827	2,599,772	99,576	680,008	118,988	1,194,228	2,377,091	1,323,293	1,247,312
Net assets (Note 7)	$ 84,028,601	$ 79,880,093	$ 434,344,840	$ 15,721,732	$ 320,366,498	$ 32,401,072	$ 359,664,317	$ 662,896,119	$ 123,129,151	$ 288,802,419

(a) Investment shares	8,548,179	10,868,040	19,159,455	1,396,246	32,623,880	3,711,463	32,199,133	70,671,228	13,112,796	29,865,814
Investments at cost	$ 81,551,329	$ 84,799,445	$ 479,471,644	$ 15,187,726	$ 398,130,293	$ 31,279,253	$ 374,717,106	$ 651,468,021	$ 102,639,165	$ 459,006,789

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2009

					JNL/					JNL/
	JNL/MCM	JNL/MCM	JNL/MCM		Oppenheimer	JNL/PAM	JNL/PAM	JNL/PIMCO	JNL/PIMCO	PPM America
	Small Cap	Technology	Value Line 30	JNL/MCM	Global Growth	Asia ex-Japan	China-India	Real Return	Total Return	Core Equity
	Index Portfolio	Sector Portfolio	Portfolio	VIP Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Bond Portfolio	Portfolio
Assets
Investments, at value (a)	$ 363,255,877	$ 225,291,853	$ 524,475,688	$ 282,986,302	$ 173,881,213	$ 96,476,093	$ 216,740,394	$ 694,975,054	$1,673,846,310	$ -
Receivables:
Investment securities sold	487,107	1,771,618	914,929	308,514	299,642	147,746	623,683	1,148,482	3,459,898	-
Sub-account units sold	150,102	1,481,328	399,410	131,507	413,510	279,423	1,163,725	1,042,071	2,689,006	-
Total assets	363,893,086	228,544,799	525,790,027	283,426,323	174,594,365	96,903,262	218,527,802	697,165,607	1,679,995,214	-

Liabilities
Payables:
Investment securities purchased	150,102	1,481,328	399,410	131,507	413,510	279,423	1,163,725	1,042,071	2,689,006	-
Sub-account units redeemed	470,682	1,761,334	890,939	295,721	292,018	143,409	614,020	1,117,062	3,385,541	-
Insurance fees due to Jackson	16,425	10,284	23,990	12,793	7,624	4,337	9,663	31,420	74,357	-
Total liabilities	637,209	3,252,946	1,314,339	440,021	713,152	427,169	1,787,408	2,190,553	6,148,904	-
Net assets (Note 7)	$ 363,255,877	$ 225,291,853	$ 524,475,688	$ 282,986,302	$ 173,881,213	$ 96,476,093	$ 216,740,394	$ 694,975,054	$1,673,846,310	$ -

(a) Investment shares	36,180,864	34,928,970	48,607,571	45,790,664	19,024,203	11,852,100	28,111,594	60,066,988	137,313,069	-
Investments at cost	$ 368,769,110	$ 190,867,143	$ 675,379,564	$ 387,012,221	$ 198,596,734	$ 84,393,702	$ 184,207,272	$ 672,528,215	$1,658,591,008	$ -

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2009

	JNL/	JNL/	JNL/	JNL/	JNL/		JNL/S&P			JNL/S&P
	PPM America	PPM America	PPM America	PPM America	Red Rocks Listed		Competitive	JNL/S&P	JNL/S&P	Disciplined
	High Yield	Mid Cap Value	Small Cap Value	Value Equity	Private Equity	JNL/S&P 4	Advantage	Disciplined	Disciplined	Moderate
	Bond Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Growth Portfolio	Moderate Portfolio	Growth Portfolio
Assets
Investments, at value (a)	$ 491,309,807	$ 19,224,995	$ 14,748,241	$ 88,888,602	$ 111,569,389	$ 592,013,081	$ 88,880,352	$ 74,917,526	$ 158,926,421	$ 194,086,483
Receivables:
Investment securities sold	884,559	35,163	17,590	50,383	91,108	858,847	85,059	43,811	93,692	853,506
Sub-account units sold	639,548	60,912	28,102	61,828	101,843	565,603	889,558	19,341	111,496	361,308
Total assets	492,833,914	19,321,070	14,793,933	89,000,813	111,762,340	593,437,531	89,854,969	74,980,678	159,131,609	195,301,297

Liabilities
Payables:
Investment securities purchased	639,548	60,912	28,102	61,828	101,843	565,603	889,558	19,341	111,496	361,308
Sub-account units redeemed	862,587	34,254	16,917	46,692	86,333	832,734	81,149	40,565	86,908	845,353
Insurance fees due to Jackson	21,972	909	673	3,691	4,775	26,113	3,910	3,246	6,784	8,153
Total liabilities	1,524,107	96,075	45,692	112,211	192,951	1,424,450	974,617	63,152	205,188	1,214,814
Net assets (Note 7)	$ 491,309,807	$ 19,224,995	$ 14,748,241	$ 88,888,602	$ 111,569,389	$ 592,013,081	$ 88,880,352	$ 74,917,526	$ 158,926,421	$ 194,086,483

(a) Investment shares	79,887,774	2,330,302	1,762,036	8,497,954	13,894,071	61,990,898	8,932,699	9,805,959	17,777,005	23,961,294
Investments at cost	$ 460,269,446	$ 16,744,624	$ 13,269,243	$ 100,763,404	$ 94,773,707	$ 499,362,114	$ 76,772,330	$ 71,858,162	$ 154,933,645	$ 188,700,577

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2009

	JNL/S&P	JNL/S&P		JNL/	JNL/		JNL/	JNL/	JNL/S&P	JNL/S&P
	Dividend Income	Growth	JNL/S&P	S&P Managed	S&P Managed	JNL/	S&P Managed	S&P Managed	Moderate Growth	Moderate
	& Growth	Retirement	Intrinsic Value	Aggressive	Conservative	S&P Managed	Moderate	Moderate	Retirement	Retirement
	Portfolio	Strategy Portfolio	Portfolio	Growth Portfolio	Portfolio	Growth Portfolio	Portfolio	Growth Portfolio	Strategy Portfolio	Strategy Portfolio
Assets
Investments, at value (a)	$ 79,218,179	$ -	$ 86,340,798	$ 508,673,317	$ 572,712,595	$1,329,575,445	$ 930,311,121	$1,625,058,958	$ -	$ -
Receivables:
Investment securities sold	52,096	-	229,165	608,250	435,810	1,538,674	674,221	1,301,739	-	-
Sub-account units sold	391,369	-	1,485,787	691,096	833,393	2,074,655	985,118	4,665,522	-	-
Total assets	79,661,644	-	88,055,750	509,972,663	573,981,798	1,333,188,774	931,970,460	1,631,026,219	-	-

Liabilities
Payables:
Investment securities purchased	391,369	-	1,485,787	691,096	833,393	2,074,655	985,118	4,665,522	-	-
Sub-account units redeemed	48,666	-	225,348	586,684	409,672	1,481,503	632,851	1,230,330	-	-
Insurance fees due to Jackson	3,430	-	3,817	21,566	26,138	57,171	41,370	71,409	-	-
Total liabilities	443,465	-	1,714,952	1,299,346	1,269,203	3,613,329	1,659,339	5,967,261	-	-
Net assets (Note 7)	$ 79,218,179	$ -	$ 86,340,798	$ 508,673,317	$ 572,712,595	$1,329,575,445	$ 930,311,121	$1,625,058,958	$ -	$ -

(a) Investment shares	9,116,016	-	8,855,466	48,630,336	55,388,065	136,928,470	89,367,063	154,180,167	-	-
Investments at cost	$ 68,549,756	$ -	$ 74,427,850	$ 538,217,615	$ 579,154,116	$1,441,214,934	$ 944,816,048	$1,693,224,586	$ -	$ -

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2009

				JNL/
	JNL/S&P	JNL/S&P	JNL/S&P	S&P Retirement	JNL/S&P	JNL/Select	JNL/Select	JNL/	JNL/T. Rowe	JNL/T. Rowe
	Retirement 2015	Retirement 2020	Retirement 2025	Income	Total Yield	Balanced	Money Market	Select Value	Price Established	Price Mid-Cap
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Growth Portfolio	Growth Portfolio
Assets
Investments, at value (a)	$ -	$ -	$ -	$ -	$ 53,500,549	$ 698,799,207	$ 813,942,764	$ 245,684,757	$ 548,364,407	$ 590,369,343
Receivables:
Investment securities sold	-	-	-	-	48,977	1,248,903	3,537,726	839,852	629,801	763,728
Sub-account units sold	-	-	-	-	72,831	1,674,754	4,669,192	191,847	1,716,613	988,840
Total assets	-	-	-	-	53,622,357	701,722,864	822,149,682	246,716,456	550,710,821	592,121,911

Liabilities
Payables:
Investment securities purchased	-	-	-	-	72,831	1,674,754	4,669,192	191,847	1,716,613	988,840
Sub-account units redeemed	-	-	-	-	46,593	1,219,398	3,500,693	829,078	606,691	738,405
Insurance fees due to Jackson	-	-	-	-	2,384	29,505	37,033	10,774	23,110	25,323
Total liabilities	-	-	-	-	121,808	2,923,657	8,206,918	1,031,699	2,346,414	1,752,568
Net assets (Note 7)	$ -	$ -	$ -	$ -	$ 53,500,549	$ 698,799,207	$ 813,942,764	$ 245,684,757	$ 548,364,407	$ 590,369,343

(a) Investment shares	-	-	-	-	5,879,181	46,555,577	813,942,764	15,943,203	30,163,059	24,815,861
Investments at cost	$ -	$ -	$ -	$ -	$ 47,868,016	$ 697,004,164	$ 813,942,763	$ 250,435,743	$ 538,142,726	$ 584,032,655

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2009

	JNL/T. Rowe	JNL/T. Rowe
	Price Short-Term	Price Value
	Bond Portfolio	Portfolio
Assets
Investments, at value (a)	$ 182,385,335	$ 318,777,332
Receivables:
Investment securities sold	474,447	785,083
Sub-account units sold	358,772	667,277
Total assets	183,218,554	320,229,692

Liabilities
Payables:
Investment securities purchased	358,772	667,277
Sub-account units redeemed	466,327	771,045
Insurance fees due to Jackson	8,120	14,038
Total liabilities	833,219	1,452,360
Net assets (Note 7)	$ 182,385,335	$ 318,777,332

(a) Investment shares	18,783,248	33,768,785
Investments at cost	$ 185,833,739	$ 361,339,849

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2009

									JNL/Capital	JNL/Capital
	JNL Institutional	JNL Institutional	JNL Institutional	JNL Institutional	JNL/AIM Global	JNL/AIM	JNL/AIM	JNL/AIM	Guardian Global	Guardian Global
	Alt 20	Alt 35	Alt 50	Alt 65	Real Estate	International	Large Cap	Small Cap	Balanced	Diversified
	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio	Growth Portfolio	Growth Portfolio	Growth Portfolio	Portfolio	Research Portfolio
Investment income
Dividends	$ -	$ -	$ -	$ -	$ 3,911,099	$ 2,975,216	$ 516,222	$ -	$ 5,264,340	$ 3,099,374

Expenses
Insurance charges (Note 3)	816,915	1,402,531	1,559,446	991,751	2,444,256	2,104,397	2,745,131	917,391	3,204,559	2,516,708
Total expenses	816,915	1,402,531	1,559,446	991,751	2,444,256	2,104,397	2,745,131	917,391	3,204,559	2,516,708
Net investment income (loss)	(816,915)	(1,402,531)	(1,559,446)	(991,751)	1,466,843	870,819	(2,228,909)	(917,391)	2,059,781	582,666

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	-	-	-	-	-	-	-
Investments	569,763	907,146	1,311,978	1,210,730	(25,489,475)	(21,656,778)	(12,180,762)	(5,846,587)	(17,681,993)	(9,145,573)
Net change in unrealized appreciation
(depreciation) on investments	11,135,505	21,307,340	23,191,318	13,794,351	70,371,385	60,376,379	51,855,882	23,426,097	54,032,345	59,696,023
Net realized and unrealized gain (loss)	11,705,268	22,214,486	24,503,296	15,005,081	44,881,910	38,719,601	39,675,120	17,579,510	36,350,352	50,550,450

Net increase (decrease) in net assets
from operations	$ 10,888,353	$ 20,811,955	$ 22,943,850	$ 14,013,330	$ 46,348,753	$ 39,590,420	$ 37,446,211	$ 16,662,119	$ 38,410,133	$ 51,133,116

(a) Commencement of operations April 6, 2009.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2009

	JNL/Capital	JNL/Capital	JNL/Credit Suisse	JNL/				JNL/Franklin
	Guardian	Guardian U.S.	Commodity	Credit Suisse	JNL/Eagle	JNL/Eagle	JNL/Franklin	Templeton	JNL/Franklin	JNL/Franklin
	International Small	Growth Equity	Securities	Long/Short	Core Equity	SmallCap Equity	Templeton Founding	Global Growth	Templeton	Templeton Mutual
	Cap Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Strategy Portfolio	Portfolio	Income Portfolio	Shares Portfolio
Investment income
Dividends	$ 985,210	$ 345,769	$ 3,354,230	$ 546,517	$ 769,228	$ -	$ 426,422	$ 1,210,146	$ 21,529,566	$ 4,448,658

Expenses
Insurance charges (Note 3)	693,151	2,865,682	5,226,724	962,253	863,651	2,130,539	10,387,102	818,374	4,667,811	1,489,525
Total expenses	693,151	2,865,682	5,226,724	962,253	863,651	2,130,539	10,387,102	818,374	4,667,811	1,489,525
Net investment income (loss)	292,059	(2,519,913)	(1,872,494)	(415,736)	(94,423)	(2,130,539)	(9,960,680)	391,772	16,861,755	2,959,133

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	-	-	-	-	-	-	-
Investments	(139,599)	(7,943,738)	(34,564,694)	(3,573,460)	(11,174,627)	(20,468,357)	(56,550,050)	(3,822,165)	(13,262,770)	(4,743,092)
Net change in unrealized appreciation
(depreciation) on investments	13,970,979	66,429,328	156,076,506	19,071,690	25,739,003	63,535,619	227,354,032	17,400,742	75,548,281	24,788,539
Net realized and unrealized gain (loss)	13,831,380	58,485,590	121,511,812	15,498,230	14,564,376	43,067,262	170,803,982	13,578,577	62,285,511	20,045,447

Net increase (decrease) in net assets
from operations	$ 14,123,439	$ 55,965,677	$ 119,639,318	$ 15,082,494	$ 14,469,953	$ 40,936,723	$ 160,843,302	$ 13,970,349	$ 79,147,266	$ 23,004,580

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2009

	JNL/Franklin	JNL/	JNL/Goldman	JNL/				JNL/JPMorgan
	Templeton	Goldman Sachs	Sachs Emerging	Goldman Sachs	JNL/Ivy	JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard	JNL/Lazard
	Small Cap	Core Plus	Markets Debt	Mid Cap	Asset Strategy	International	MidCap Growth	& Quality Bond	Emerging Markets	Mid Cap
	Value Portfolio	Bond Portfolio	Portfolio	Value Portfolio	Portfolio(a)	Value Portfolio	Portfolio	Portfolio	Portfolio	Equity Portfolio
Investment income
Dividends	$ 802,740	$ 14,830,465	$ 99,044	$ 1,134,868	$ -	$ 9,827,757	$ -	$ 9,693,197	$ 7,034,966	$ 1,004,025

Expenses
Insurance charges (Note 3)	1,386,992	4,918,581	866,042	1,480,856	292,949	3,463,859	1,294,223	6,714,296	4,889,406	1,991,681
Total expenses	1,386,992	4,918,581	866,042	1,480,856	292,949	3,463,859	1,294,223	6,714,296	4,889,406	1,991,681
Net investment income (loss)	(584,252)	9,911,884	(766,998)	(345,988)	(292,949)	6,363,898	(1,294,223)	2,978,901	2,145,560	(987,656)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	1,375,613	-	-	-	-	-	-	-	-
Investments	(10,346,529)	(2,338,856)	1,478,585	(12,344,747)	10,384	(48,159,055)	(6,697,805)	11,130,184	(25,794,180)	(27,854,802)
Net change in unrealized appreciation
(depreciation) on investments	35,250,727	24,683,024	6,928,043	38,363,280	829,137	94,698,284	37,524,827	(7,340,214)	164,677,660	67,758,543
Net realized and unrealized gain (loss)	24,904,198	23,719,781	8,406,628	26,018,533	839,521	46,539,229	30,827,022	3,789,970	138,883,480	39,903,741

Net increase (decrease) in net assets
from operations	$ 24,319,946	$ 33,631,665	$ 7,639,630	$ 25,672,545	$ 546,572	$ 52,903,127	$ 29,532,799	$ 6,768,871	$ 141,029,040	$ 38,916,085

(a) Commencement of operations September 28, 2009.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2009

	JNL/Lazard	JNL/M&G	JNL/M&G	JNL/MCM		JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Small Cap	Global Basics	Global Leaders	10 x 10	JNL/MCM	Bond Index	Communications	Consumer Brands	Dow 10	Dow Dividend
	Equity Portfolio(a)	Portfolio	Portfolio	Portfolio	25 Portfolio	Portfolio	Sector Portfolio	Sector Portfolio	Portfolio	Portfolio
Investment income
Dividends	$ 263,809	$ 59,022	$ 60,037	$ 5,807,068	$ 14,718,435	$ 11,848,232	$ 1,384,034	$ 167,763	$ -	$ 13,739,502

Expenses
Insurance charges (Note 3)	220,138	122,048	71,167	1,942,104	5,311,483	6,347,783	476,449	408,705	4,946,114	3,065,920
Total expenses	220,138	122,048	71,167	1,942,104	5,311,483	6,347,783	476,449	408,705	4,946,114	3,065,920
Net investment income (loss)	43,671	(63,026)	(11,130)	3,864,964	9,406,952	5,500,449	907,585	(240,942)	(4,946,114)	10,673,582

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	111,177	-	5,656,282	-	318,265	-	-	-	-
Investments	(51,141,343)	667,722	135,377	(8,696,871)	(55,920,466)	2,589,386	(8,210,801)	(4,642,402)	(64,313,567)	(51,482,928)
Net change in unrealized appreciation
(depreciation) on investments	47,422,828	2,125,517	1,266,280	29,667,320	179,846,912	6,718,737	12,756,700	11,179,745	108,925,800	78,626,338
Net realized and unrealized gain (loss)	(3,718,515)	2,904,416	1,401,657	26,626,731	123,926,446	9,626,388	4,545,899	6,537,343	44,612,233	27,143,410

Net increase (decrease) in net assets
from operations	$ (3,674,844)	$ 2,841,390	$ 1,390,527	$ 30,491,695	$ 133,333,398	$ 15,126,837	$ 5,453,484	$ 6,296,401	$ 39,666,119	$ 37,816,992

(a) The period is from January 1, 2009 through acquisition April 3, 2009.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2009

	JNL/MCM
	Enhanced	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	S&P 500 Stock	European 30	Financial	Global 15	Global Alpha	Healthcare	Index 5	International	JNL 5	JNL Optimized
	Index Portfolio(a)	Portfolio	Sector Portfolio	Portfolio	Portfolio(b)	Sector Portfolio	Portfolio	Index Portfolio	Portfolio	5 Portfolio
Investment income
Dividends	$ 1,132,976	$ 236,627	$ 1,919,075	$ -	$ -	$ 1,650,420	$ 1,505,327	$ 9,609,609	$ 100,589,155	$ 8,838,940

Expenses
Insurance charges (Note 3)	155,921	62,132	1,841,850	8,671,495	15,546	1,987,688	1,627,498	5,857,599	44,851,872	5,291,781
Total expenses	155,921	62,132	1,841,850	8,671,495	15,546	1,987,688	1,627,498	5,857,599	44,851,872	5,291,781
Net investment income (loss)	977,055	174,495	77,225	(8,671,495)	(15,546)	(337,268)	(122,171)	3,752,010	55,737,283	3,547,159

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	531,284	-	-	-	4,587,898	1,715,517	30,044	-	-
Investments	(27,416,638)	311,712	(20,601,915)	(61,275,270)	(4,789)	(13,426,085)	(2,700,131)	(35,347,166)	(549,672,000)	(50,089,173)
Net change in unrealized appreciation
(depreciation) on investments	23,709,759	238,344	45,976,882	204,079,051	(73,995)	30,511,787	27,398,241	125,585,066	1,062,884,101	147,283,299
Net realized and unrealized gain (loss)	(3,706,879)	1,081,340	25,374,967	142,803,781	(78,784)	21,673,600	26,413,627	90,267,944	513,212,101	97,194,126

Net increase (decrease) in net assets
from operations	$ (2,729,824)	$ 1,255,835	$ 25,452,192	$ 134,132,286	$ (94,330)	$ 21,336,332	$ 26,291,456	$ 94,019,954	$ 568,949,384	$ 100,741,285

(a) The period is from January 1, 2009 through acquisition April 3, 2009.
(b) Commencement of operations September 28, 2009.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2009

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Nasdaq 25	NYSE International	Oil & Gas	Pacific Rim 30	S&P 10	S&P 24	S&P 400 MidCap	S&P 500	S&P SMid	Select Small-Cap
	Portfolio	25 Portfolio	Sector Portfolio	Portfolio	Portfolio	Portfolio	Index Portfolio	Index Portfolio	60 Portfolio	Portfolio
Investment income
Dividends	$ -	$ 3,215,347	$ 3,537,612	$ 185,346	$ -	$ 59,905	$ 3,438,080	$ 8,204,665	$ 788,504	$ 2,471,176

Expenses
Insurance charges (Note 3)	1,153,050	1,139,022	6,251,156	102,870	4,962,028	422,472	4,571,398	8,019,069	1,272,854	4,361,802
Total expenses	1,153,050	1,139,022	6,251,156	102,870	4,962,028	422,472	4,571,398	8,019,069	1,272,854	4,361,802
Net investment income (loss)	(1,153,050)	2,076,325	(2,713,544)	82,476	(4,962,028)	(362,567)	(1,133,318)	185,596	(484,350)	(1,890,626)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	29,214,193	640,331	-	-	-	-	-	-
Investments	(7,314,036)	(9,879,373)	(51,083,274)	271,128	(62,171,121)	(3,501,276)	(35,449,358)	(31,749,980)	(2,062,714)	(81,604,959)
Net change in unrealized appreciation
(depreciation) on investments	27,847,090	28,053,641	92,537,937	498,770	115,125,416	7,762,758	123,486,425	153,029,741	34,497,915	90,695,758
Net realized and unrealized gain (loss)	20,533,054	18,174,268	70,668,856	1,410,229	52,954,295	4,261,482	88,037,067	121,279,761	32,435,201	9,090,799

Net increase (decrease) in net assets
from operations	$ 19,380,004	$ 20,250,593	$ 67,955,312	$ 1,492,705	$ 47,992,267	$ 3,898,915	$ 86,903,749	$ 121,465,357	$ 31,950,851	$ 7,200,173

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2009

					JNL/					JNL/
	JNL/MCM	JNL/MCM	JNL/MCM		Oppenheimer	JNL/PAM	JNL/PAM	JNL/PIMCO	JNL/PIMCO	PPM America
	Small Cap	Technology	Value Line 30	JNL/MCM	Global Growth	Asia ex-Japan	China-India	Real Return	Total Return	Core Equity
	Index Portfolio	Sector Portfolio	Portfolio	VIP Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Bond Portfolio	Portfolio(a)
Investment income
Dividends	$ 2,550,860	$ 147,856	$ 640,123	$ 4,126,817	$ 2,128,807	$ 4,399	$ -	$ 15,731,170	$ 37,184,207	$ 2,904,837

Expenses
Insurance charges (Note 3)	4,538,347	2,191,203	8,385,217	3,967,198	2,038,434	757,734	1,706,845	8,823,255	19,458,333	395,320
Total expenses	4,538,347	2,191,203	8,385,217	3,967,198	2,038,434	757,734	1,706,845	8,823,255	19,458,333	395,320
Net investment income (loss)	(1,987,487)	(2,043,347)	(7,745,094)	159,619	90,373	(753,335)	(1,706,845)	6,907,915	17,725,874	2,509,517

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	1,766,998	-	-	-	8,667,618	-	-	-	39,557,175	-
Investments	(26,446,035)	(2,365,479)	(98,189,308)	(45,707,698)	(15,563,703)	3,710,416	7,811,603	(6,012,254)	670,211	(14,687,194)
Net change in unrealized appreciation
(depreciation) on investments	103,756,706	64,904,153	165,925,431	96,440,533	47,214,943	12,923,808	40,729,924	73,167,378	85,014,664	20,884,420
Net realized and unrealized gain (loss)	79,077,669	62,538,674	67,736,123	50,732,835	40,318,858	16,634,224	48,541,527	67,155,124	125,242,050	6,197,226

Net increase (decrease) in net assets
from operations	$ 77,090,182	$ 60,495,327	$ 59,991,029	$ 50,892,454	$ 40,409,231	$ 15,880,889	$ 46,834,682	$ 74,063,039	$ 142,967,924	$ 8,706,743

(a) The period is from January 1, 2009 through acquisition September 25, 2009.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2009

	JNL/	JNL/	JNL/	JNL/	JNL/		JNL/S&P			JNL/S&P
	PPM America	PPM America	PPM America	PPM America	Red Rocks Listed		Competitive	JNL/S&P	JNL/S&P	Disciplined
	High Yield	Mid Cap Value	Small Cap Value	Value Equity	Private Equity	JNL/S&P 4	Advantage	Disciplined	Disciplined	Moderate
	Bond Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Growth Portfolio	Moderate Portfolio	Growth Portfolio
Investment income
Dividends	$ 27,904,671	$ 72,662	$ 50,418	$ 3,852,503	$ 3,271,112	$ 4,906,975	$ 9,625	$ 1,589,730	$ 2,688,609	$ 3,754,159

Expenses
Insurance charges (Note 3)	5,393,973	180,510	140,941	1,018,237	916,177	6,559,870	1,046,084	748,608	1,543,919	1,815,446
Total expenses	5,393,973	180,510	140,941	1,018,237	916,177	6,559,870	1,046,084	748,608	1,543,919	1,815,446
Net investment income (loss)	22,510,698	(107,848)	(90,523)	2,834,266	2,354,935	(1,652,895)	(1,036,459)	841,122	1,144,690	1,938,713

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	-	163,247	4,180	-	921,067	1,007,603	2,120,551
Investments	(16,130,787)	(642,372)	(371,804)	(11,283,135)	3,303,134	(5,460,702)	2,227,986	(1,615,057)	(1,887,011)	(6,283,009)
Net change in unrealized appreciation
(depreciation) on investments	109,699,919	4,226,847	3,030,435	33,373,404	18,194,731	155,995,559	19,904,848	11,668,979	17,301,781	27,577,540
Net realized and unrealized gain (loss)	93,569,132	3,584,475	2,658,631	22,090,269	21,661,112	150,539,037	22,132,834	10,974,989	16,422,373	23,415,082

Net increase (decrease) in net assets
from operations	$ 116,079,830	$ 3,476,627	$ 2,568,108	$ 24,924,535	$ 24,016,047	$ 148,886,142	$ 21,096,375	$ 11,816,111	$ 17,567,063	$ 25,353,795

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2009

	JNL/S&P	JNL/S&P		JNL/	JNL/		JNL/	JNL/	JNL/S&P	JNL/S&P
	Dividend Income	Growth	JNL/S&P	S&P Managed	S&P Managed	JNL/	S&P Managed	S&P Managed	Moderate Growth	Moderate
	& Growth	Retirement	Intrinsic Value	Aggressive	Conservative	S&P Managed	Moderate	Moderate	Retirement	Retirement
	Portfolio	Strategy Portfolio(a)	Portfolio	Growth Portfolio	Portfolio	Growth Portfolio	Portfolio	Growth Portfolio	Strategy Portfolio(a)	Strategy Portfolio(a)
Investment income
Dividends	$ 18,533	$ 2,464	$ 15,994	$ 9,766,001	$ 9,379,988	$ 20,814,214	$ 10,088,449	$ 9,866,449	$ 3,563	$ 16,437

Expenses
Insurance charges (Note 3)	780,011	964	802,928	6,186,639	7,870,455	14,754,132	11,018,038	19,041,315	1,068	1,764
Total expenses	780,011	964	802,928	6,186,639	7,870,455	14,754,132	11,018,038	19,041,315	1,068	1,764
Net investment income (loss)	(761,478)	1,500	(786,934)	3,579,362	1,509,533	6,060,082	(929,589)	(9,174,866)	2,495	14,673

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	9	15,048,762	5,459,571	39,354,065	10,111,050	36,855,384	-	-
Investments	(1,187,257)	(330,238)	(1,714,551)	(26,200,185)	(11,002,192)	(60,744,492)	(23,143,619)	(49,520,939)	(285,852)	(385,576)
Net change in unrealized appreciation
(depreciation) on investments	15,009,058	295,356	22,003,299	111,937,906	55,969,297	236,592,798	116,809,198	253,504,869	257,982	313,075
Net realized and unrealized gain (loss)	13,821,801	(34,882)	20,288,757	100,786,483	50,426,676	215,202,371	103,776,629	240,839,314	(27,870)	(72,501)

Net increase (decrease) in net assets
from operations	$ 13,060,323	$ (33,382)	$ 19,501,823	$ 104,365,845	$ 51,936,209	$ 221,262,453	$ 102,847,040	$ 231,664,448	$ (25,375)	$ (57,828)

(a) The period is from January 1, 2009 through acquisition April 3, 2009.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2009

				JNL/
	JNL/S&P	JNL/S&P	JNL/S&P	S&P Retirement	JNL/S&P	JNL/Select	JNL/Select	JNL/	JNL/T. Rowe	JNL/T. Rowe
	Retirement 2015	Retirement 2020	Retirement 2025	Income	Total Yield	Balanced	Money Market	Select Value	Price Established	Price Mid-Cap
	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio	Portfolio	Portfolio	Portfolio	Growth Portfolio	Growth Portfolio
Investment income
Dividends	$ 893,387	$ 332,197	$ 188,046	$ 1,904,907	$ 8,394	$ 14,975,061	$ 1,768,112	$ 3,280,527	$ 1,277,214	$ -

Expenses
Insurance charges (Note 3)	386,477	183,406	105,540	648,126	646,366	8,133,469	16,843,346	2,992,312	6,063,084	6,637,191
Total expenses	386,477	183,406	105,540	648,126	646,366	8,133,469	16,843,346	2,992,312	6,063,084	6,637,191
Net investment income (loss)	506,910	148,791	82,506	1,256,781	(637,972)	6,841,592	(15,075,234)	288,215	(4,785,870)	(6,637,191)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	463,948	292,155	1,200,309	6	-	-	-	-	300,021
Investments	(2,625,761)	(970,172)	(672,600)	(2,796,550)	(2,996,866)	(21,221,781)	2	(17,170,845)	(26,691,263)	(32,131,179)
Net change in unrealized appreciation
(depreciation) on investments	8,284,059	3,797,173	2,458,450	6,914,383	14,258,807	105,974,763	(1)	56,847,641	169,951,443	193,451,052
Net realized and unrealized gain (loss)	5,658,298	3,290,949	2,078,005	5,318,142	11,261,947	84,752,982	1	39,676,796	143,260,180	161,619,894

Net increase (decrease) in net assets
from operations	$ 6,165,208	$ 3,439,740	$ 2,160,511	$ 6,574,923	$ 10,623,975	$ 91,594,574	$ (15,075,233)	$ 39,965,011	$ 138,474,310	$ 154,982,703

(a) The period is from January 1, 2009 through acquisition September 25, 2009.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2009

	JNL/T. Rowe	JNL/T. Rowe
	Price Short-Term	Price Value
	Bond Portfolio	Portfolio
Investment income
Dividends	$ 5,033,868	$ 4,244,294

Expenses
Insurance charges (Note 3)	2,170,315	3,967,547
Total expenses	2,170,315	3,967,547
Net investment income (loss)	2,863,553	276,747

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	1,629,992	-
Investments	(1,382,461)	(34,283,208)
Net change in unrealized appreciation
(depreciation) on investments	3,931,856	110,097,185
Net realized and unrealized gain (loss)	4,179,387	75,813,977

Net increase (decrease) in net assets
from operations	$ 7,042,940	$ 76,090,724

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

									JNL/Capital	JNL/Capital
	JNL Institutional	JNL Institutional	JNL Institutional	JNL Institutional	JNL/AIM Global	JNL/AIM	JNL/AIM	JNL/AIM	Guardian Global	Guardian Global
	Alt 20	Alt 35	Alt 50	Alt 65	Real Estate	International	Large Cap	Small Cap	Balanced	Diversified
	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio	Growth Portfolio	Growth Portfolio	Growth Portfolio	Portfolio	Research Portfolio
Operations
Net investment income (loss)	$ (816,915)	$ (1,402,531)	$ (1,559,446)	$ (991,751)	$ 1,466,843	$ 870,819	$ (2,228,909)	$ (917,391)	$ 2,059,781	$ 582,666
Net realized gain (loss) on investments	569,763	907,146	1,311,978	1,210,730	(25,489,475)	(21,656,778)	(12,180,762)	(5,846,587)	(17,681,993)	(9,145,573)
Net change in unrealized appreciation
(depreciation) on investments	11,135,505	21,307,340	23,191,318	13,794,351	70,371,385	60,376,379	51,855,882	23,426,097	54,032,345	59,696,023
Net increase (decrease) in net assets
from operations	10,888,353	20,811,955	22,943,850	14,013,330	46,348,753	39,590,420	37,446,211	16,662,119	38,410,133	51,133,116

Contract transactions 1
Purchase payments (Note 4)	134,780,147	177,737,972	202,781,005	112,881,752	50,207,822	41,598,805	52,303,915	20,618,222	66,123,809	60,511,926
Surrenders and terminations	(1,671,981)	(2,949,649)	(2,406,119)	(3,208,152)	(8,083,328)	(10,275,912)	(11,223,302)	(3,945,379)	(16,056,595)	(10,820,593)
Transfers between portfolios	50,801,721	108,247,580	127,755,647	102,060,389	13,773,224	7,542,616	13,211,822	15,210,648	3,453,898	19,324,111
Net annuitization transactions	-	-	23,601	22,307	(23,762)	(78,371)	(8,815)	(53,972)	(7,226)	(48,608)
Policyholder charges (Note 3)	(19,542)	(70,966)	(37,497)	(62,160)	(178,201)	(176,616)	(150,590)	(76,602)	(204,320)	(165,462)
Net increase (decrease) in net assets from
contract transactions	183,890,345	282,964,937	328,116,637	211,694,136	55,695,755	38,610,522	54,133,030	31,752,917	53,309,566	68,801,374

Net increase (decrease) in net assets	194,778,698	303,776,892	351,060,487	225,707,466	102,044,508	78,200,942	91,579,241	48,415,036	91,719,699	119,934,490

Net assets beginning of period	-	-	-	-	112,538,812	108,749,870	127,034,559	37,619,933	173,338,524	120,056,205

Net assets end of period	$ 194,778,698	$ 303,776,892	$ 351,060,487	$ 225,707,466	$ 214,583,320	$ 186,950,812	$ 218,613,800	$ 86,034,969	$ 265,058,223	$ 239,990,695

1 Contract unit transactions
Units Outstanding at December 31, 2008	-	-	-	-	13,736,558	10,061,021	14,671,176	4,075,586	19,423,029	7,530,606

Units Issued	15,892,360	23,533,259	26,581,484	17,090,791	10,198,879	5,934,245	9,282,054	4,378,527	9,610,375	4,925,397
Units Redeemed	(422,983)	(330,015)	(417,995)	(747,149)	(3,902,898)	(3,263,865)	(3,355,503)	(1,452,496)	(4,510,987)	(1,767,617)

Units Outstanding at December 31, 2009	15,469,377	23,203,244	26,163,489	16,343,642	20,032,539	12,731,401	20,597,727	7,001,617	24,522,417	10,688,386

(a) Commencement of operations April 6, 2009.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/Capital	JNL/Capital	JNL/Credit Suisse	JNL/				JNL/Franklin
	Guardian	Guardian U.S.	Commodity	Credit Suisse	JNL/Eagle	JNL/Eagle	JNL/Franklin	Templeton	JNL/Franklin	JNL/Franklin
	International Small	Growth Equity	Securities	Long/Short	Core Equity	SmallCap Equity	Templeton Founding	Global Growth	Templeton	Templeton Mutual
	Cap Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Strategy Portfolio	Portfolio	Income Portfolio	Shares Portfolio
Operations
Net investment income (loss)	$ 292,059	$ (2,519,913)	$ (1,872,494)	$ (415,736)	$ (94,423)	$ (2,130,539)	$ (9,960,680)	$ 391,772	$ 16,861,755	$ 2,959,133
Net realized gain (loss) on investments	(139,599)	(7,943,738)	(34,564,694)	(3,573,460)	(11,174,627)	(20,468,357)	(56,550,050)	(3,822,165)	(13,262,770)	(4,743,092)
Net change in unrealized appreciation
(depreciation) on investments	13,970,979	66,429,328	156,076,506	19,071,690	25,739,003	63,535,619	227,354,032	17,400,742	75,548,281	24,788,539
Net increase (decrease) in net assets
from operations	14,123,439	55,965,677	119,639,318	15,082,494	14,469,953	40,936,723	160,843,302	13,970,349	79,147,266	23,004,580

Contract transactions 1
Purchase payments (Note 4)	33,137,695	87,174,011	116,022,431	30,962,304	16,344,157	40,768,594	138,446,218	24,827,371	88,165,526	50,225,740
Surrenders and terminations	(1,611,755)	(11,370,459)	(17,173,298)	(2,881,790)	(5,090,476)	(8,224,084)	(37,974,325)	(2,516,608)	(18,385,320)	(5,012,373)
Transfers between portfolios	31,383,684	28,990,685	106,251,364	3,436,951	13,619,050	(1,274,818)	(17,843,548)	11,737,253	43,898,818	16,868,096
Net annuitization transactions	(1,367)	(3,840)	(86,031)	(13,744)	(65,941)	(83,269)	(11,705)	-	20,677	-
Policyholder charges (Note 3)	(24,299)	(191,301)	(403,903)	(54,108)	(63,496)	(122,615)	(791,754)	(65,223)	(351,477)	(83,670)
Net increase (decrease) in net assets from
contract transactions	62,883,958	104,599,096	204,610,563	31,449,613	24,743,294	31,063,808	81,824,886	33,982,793	113,348,224	61,997,793

Net increase (decrease) in net assets	77,007,397	160,564,773	324,249,881	46,532,107	39,213,247	72,000,531	242,668,188	47,953,142	192,495,490	85,002,373

Net assets beginning of period	15,040,264	123,759,835	175,642,940	40,232,681	37,395,642	107,791,438	552,969,807	34,779,687	214,039,597	60,997,592

Net assets end of period	$ 92,047,661	$ 284,324,608	$ 499,892,821	$ 86,764,788	$ 76,608,889	$ 179,791,969	$ 795,637,995	$ 82,732,829	$ 406,535,087	$ 145,999,965

1 Contract unit transactions
Units Outstanding at December 31, 2008	3,365,422	7,728,693	26,782,530	6,153,726	3,314,555	7,090,476	88,674,053	6,012,628	28,473,587	10,133,006

Units Issued	13,466,360	6,520,991	36,101,402	8,106,292	2,980,042	4,566,454	29,339,733	6,836,741	18,615,968	11,061,723
Units Redeemed	(3,130,484)	(1,358,572)	(11,289,949)	(3,485,568)	(1,136,790)	(2,856,119)	(18,456,543)	(1,757,810)	(5,790,529)	(1,790,202)

Units Outstanding at December 31, 2009	13,701,298	12,891,112	51,593,983	10,774,450	5,157,807	8,800,811	99,557,243	11,091,559	41,299,026	19,404,527

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/Franklin	JNL/	JNL/Goldman	JNL/				JNL/JPMorgan
	Templeton	Goldman Sachs	Sachs Emerging	Goldman Sachs	JNL/Ivy	JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard	JNL/Lazard
	Small Cap	Core Plus	Markets Debt	Mid Cap	Asset Strategy	International	MidCap Growth	& Quality Bond	Emerging Markets	Mid Cap
	Value Portfolio	Bond Portfolio	Portfolio	Value Portfolio	Portfolio(a)	Value Portfolio	Portfolio	Portfolio	Portfolio	Equity Portfolio
Operations
Net investment income (loss)	$ (584,252)	$ 9,911,884	$ (766,998)	$ (345,988)	$ (292,949)	$ 6,363,898	$ (1,294,223)	$ 2,978,901	$ 2,145,560	$ (987,656)
Net realized gain (loss) on investments	(10,346,529)	(963,243)	1,478,585	(12,344,747)	10,384	(48,159,055)	(6,697,805)	11,130,184	(25,794,180)	(27,854,802)
Net change in unrealized appreciation
(depreciation) on investments	35,250,727	24,683,024	6,928,043	38,363,280	829,137	94,698,284	37,524,827	(7,340,214)	164,677,660	67,758,543
Net increase (decrease) in net assets
from operations	24,319,946	33,631,665	7,639,630	25,672,545	546,572	52,903,127	29,532,799	6,768,871	141,029,040	38,916,085

Contract transactions 1
Purchase payments (Note 4)	31,061,480	57,889,476	43,841,044	31,403,308	47,442,191	40,040,082	18,654,145	86,290,551	125,316,587	18,026,040
Surrenders and terminations	(4,964,720)	(23,937,923)	(2,665,303)	(5,814,844)	(755,847)	(12,905,068)	(7,433,043)	(42,156,295)	(16,453,355)	(8,785,434)
Transfers between portfolios	18,368,972	21,669,835	69,223,162	14,175,445	110,604,101	2,874,018	10,001,688	(108,619,673)	133,360,431	(7,971,694)
Net annuitization transactions	(16,746)	(75,857)	-	(8,494)	-	(40,273)	(8,344)	(188,074)	(30,139)	(76,743)
Policyholder charges (Note 3)	(85,301)	(379,256)	(40,272)	(103,191)	(5,260)	(237,616)	(110,288)	(726,857)	(258,383)	(126,033)
Net increase (decrease) in net assets from
contract transactions	44,363,685	55,166,275	110,358,631	39,652,224	157,285,185	29,731,143	21,104,158	(65,400,348)	241,935,141	1,066,136

Net increase (decrease) in net assets	68,683,631	88,797,940	117,998,261	65,324,769	157,831,757	82,634,270	50,636,957	(58,631,477)	382,964,181	39,982,221

Net assets beginning of period	57,615,127	276,385,247	8,742,623	64,798,851	-	187,536,202	64,780,497	448,359,641	148,734,173	110,320,795

Net assets end of period	$ 126,298,758	$ 365,183,187	$ 126,740,884	$ 130,123,620	$ 157,831,757	$ 270,170,472	$ 115,417,454	$ 389,728,164	$ 531,698,354	$ 150,303,016

1 Contract unit transactions
Units Outstanding at December 31, 2008	7,518,888	14,922,597	906,471	7,952,292	-	19,655,795	5,353,372	26,520,287	21,505,499	9,535,624

Units Issued	8,767,162	6,720,724	11,093,850	7,129,432	15,448,856	8,015,030	2,415,986	10,893,235	31,627,112	2,798,736
Units Redeemed	(3,777,987)	(4,143,670)	(1,134,668)	(2,866,398)	(86,585)	(5,528,689)	(1,264,539)	(14,956,290)	(7,718,933)	(2,944,936)

Units Outstanding at December 31, 2009	12,508,063	17,499,651	10,865,653	12,215,326	15,362,271	22,142,136	6,504,819	22,457,232	45,413,678	9,389,424

(a) Commencement of operations September 28, 2009.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/Lazard	JNL/M&G	JNL/M&G	JNL/MCM		JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Small Cap	Global Basics	Global Leaders	10 x 10	JNL/MCM	Bond Index	Communications	Consumer Brands	Dow 10	Dow Dividend
	Equity Portfolio(a)	Portfolio	Portfolio	Portfolio	25 Portfolio	Portfolio	Sector Portfolio	Sector Portfolio	Portfolio	Portfolio
Operations
Net investment income (loss)	$ 43,671	$ (63,026)	$ (11,130)	$ 3,864,964	$ 9,406,952	$ 5,500,449	$ 907,585	$ (240,942)	$ (4,946,114)	$ 10,673,582
Net realized gain (loss) on investments	(51,141,343)	778,899	135,377	(3,040,589)	(55,920,466)	2,907,651	(8,210,801)	(4,642,402)	(64,313,567)	(51,482,928)
Net change in unrealized appreciation
(depreciation) on investments	47,422,828	2,125,517	1,266,280	29,667,320	179,846,912	6,718,737	12,756,700	11,179,745	108,925,800	78,626,338
Net increase (decrease) in net assets
from operations	(3,674,844)	2,841,390	1,390,527	30,491,695	133,333,398	15,126,837	5,453,484	6,296,401	39,666,119	37,816,992

Contract transactions 1
Purchase payments (Note 4)	1,998,425	7,010,413	3,801,217	52,909,648	13,604,054	106,034,719	6,885,169	6,252,024	19,623,643	22,165,766
Surrenders and terminations	(1,446,657)	(269,652)	(206,069)	(6,296,776)	(23,932,171)	(26,637,763)	(1,897,217)	(1,846,874)	(22,762,618)	(10,075,362)
Transfers between portfolios	(56,952,382)	12,900,249	5,829,761	7,438,766	(65,934,599)	57,748,974	1,155,785	184,247	(33,365,153)	(6,320,676)
Net annuitization transactions	-	-	-	(141,420)	(32,441)	(46,604)	-	-	(117,086)	(8,122)
Policyholder charges (Note 3)	(32,920)	(4,139)	(2,423)	(162,478)	(510,706)	(411,611)	(39,015)	(28,681)	(445,638)	(266,334)
Net increase (decrease) in net assets from
contract transactions	(56,433,534)	19,636,871	9,422,486	53,747,740	(76,805,863)	136,687,715	6,104,722	4,560,716	(37,066,852)	5,495,272

Net increase (decrease) in net assets	(60,108,378)	22,478,261	10,813,013	84,239,435	56,527,535	151,814,552	11,558,206	10,857,117	2,599,267	43,312,264

Net assets beginning of period	60,108,378	552,316	366,424	88,276,078	326,725,874	314,497,576	27,618,471	22,306,246	335,674,758	187,965,070

Net assets end of period	$ -	$ 23,030,577	$ 11,179,437	$ 172,515,513	$ 383,253,409	$ 466,312,128	$ 39,176,677	$ 33,163,363	$ 338,274,025	$ 231,277,334

1 Contract unit transactions
Units Outstanding at December 31, 2008	6,376,693	65,786	43,984	14,348,414	42,985,871	26,241,513	7,622,520	3,172,002	56,631,585	36,151,049

Units Issued	598,720	2,483,213	1,021,371	14,075,817	3,610,352	18,384,234	4,273,202	2,009,522	9,118,135	11,460,079
Units Redeemed	(6,975,413)	(650,268)	(72,562)	(5,609,842)	(13,110,817)	(7,363,832)	(3,170,625)	(1,606,006)	(15,749,227)	(10,029,364)

Units Outstanding at December 31, 2009	-	1,898,731	992,793	22,814,389	33,485,406	37,261,915	8,725,097	3,575,518	50,000,493	37,581,764

(a) The period is from January 1, 2009 through acquisition April 3, 2009.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/MCM
	Enhanced	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	S&P 500 Stock	European 30	Financial	Global 15	Global Alpha	Healthcare	Index 5	International	JNL 5	JNL Optimized
	Index Portfolio(a)	Portfolio	Sector Portfolio	Portfolio	Portfolio(b)	Sector Portfolio	Portfolio	Index Portfolio	Portfolio	5 Portfolio
Operations
Net investment income (loss)	$ 977,055	$ 174,495	$ 77,225	$ (8,671,495)	$ (15,546)	$ (337,268)	$ (122,171)	$ 3,752,010	$ 55,737,283	$ 3,547,159
Net realized gain (loss) on investments	(27,416,638)	842,996	(20,601,915)	(61,275,270)	(4,789)	(8,838,187)	(984,614)	(35,317,122)	(549,672,000)	(50,089,173)
Net change in unrealized appreciation
(depreciation) on investments	23,709,759	238,344	45,976,882	204,079,051	(73,995)	30,511,787	27,398,241	125,585,066	1,062,884,101	147,283,299
Net increase (decrease) in net assets
from operations	(2,729,824)	1,255,835	25,452,192	134,132,286	(94,330)	21,336,332	26,291,456	94,019,954	568,949,384	100,741,285

Contract transactions 1
Purchase payments (Note 4)	1,189,784	5,044,605	33,856,213	36,079,517	1,524,606	26,625,082	72,586,558	72,255,079	262,695,385	48,769,668
Surrenders and terminations	(982,723)	(248,797)	(7,006,282)	(37,433,694)	(41,291)	(8,447,083)	(5,644,731)	(23,956,078)	(161,709,473)	(16,987,984)
Transfers between portfolios	(40,181,578)	5,853,302	15,640,186	(84,224,207)	5,128,888	(6,578,903)	32,470,766	10,484,709	(303,300,088)	(26,341,550)
Net annuitization transactions	-	-	6,658	(93,292)	-	(2,446)	-	(7,586)	(33,261)	(20,283)
Policyholder charges (Note 3)	(23,014)	(1,836)	(135,765)	(764,963)	(1,640)	(162,267)	(127,184)	(421,214)	(4,038,570)	(457,182)
Net increase (decrease) in net assets from
contract transactions	(39,997,531)	10,647,274	42,361,010	(86,436,639)	6,610,563	11,434,383	99,285,409	58,354,910	(206,386,007)	4,962,669

Net increase (decrease) in net assets	(42,727,355)	11,903,109	67,813,202	47,695,647	6,516,233	32,770,715	125,576,865	152,374,864	362,563,377	105,703,954

Net assets beginning of period	42,727,355	392,902	72,119,554	523,596,857	-	118,315,363	56,122,504	296,336,432	2,750,039,606	288,762,199

Net assets end of period	$ -	$ 12,296,011	$ 139,932,756	$ 571,292,504	$ 6,516,233	$ 151,086,078	$ 181,699,369	$ 448,711,296	$3,112,602,983	$ 394,466,153

1 Contract unit transactions
Units Outstanding at December 31, 2008	6,840,622	45,727	12,617,959	54,391,945	-	12,595,008	8,222,833	26,076,536	351,714,820	45,494,565

Units Issued	1,314,667	1,201,909	16,929,457	6,725,337	754,127	6,323,041	16,660,805	11,382,122	53,024,690	11,345,328
Units Redeemed	(8,155,289)	(217,751)	(8,666,727)	(15,152,720)	(92,302)	(5,450,073)	(3,317,839)	(6,446,376)	(79,117,390)	(11,012,647)

Units Outstanding at December 31, 2009	-	1,029,885	20,880,689	45,964,562	661,825	13,467,976	21,565,799	31,012,282	325,622,120	45,827,246

(a) The period is from January 1, 2009 through acquisition April 3, 2009.
(b) Commencement of operations September 28, 2009.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Nasdaq 25	NYSE International	Oil & Gas	Pacific Rim 30	S&P 10	S&P 24	S&P 400 MidCap	S&P 500	S&P SMid	Select Small-Cap
	Portfolio	25 Portfolio	Sector Portfolio	Portfolio	Portfolio	Portfolio	Index Portfolio	Index Portfolio	60 Portfolio	Portfolio
Operations
Net investment income (loss)	$ (1,153,050)	$ 2,076,325	$ (2,713,544)	$ 82,476	$ (4,962,028)	$ (362,567)	$ (1,133,318)	$ 185,596	$ (484,350)	$ (1,890,626)
Net realized gain (loss) on investments	(7,314,036)	(9,879,373)	(21,869,081)	911,459	(62,171,121)	(3,501,276)	(35,449,358)	(31,749,980)	(2,062,714)	(81,604,959)
Net change in unrealized appreciation
(depreciation) on investments	27,847,090	28,053,641	92,537,937	498,770	115,125,416	7,762,758	123,486,425	153,029,741	34,497,915	90,695,758
Net increase (decrease) in net assets
from operations	19,380,004	20,250,593	67,955,312	1,492,705	47,992,267	3,898,915	86,903,749	121,465,357	31,950,851	7,200,173

Contract transactions 1
Purchase payments (Note 4)	19,715,127	13,757,894	81,666,117	6,637,129	14,838,903	7,718,838	50,136,857	113,010,052	21,010,156	17,527,236
Surrenders and terminations	(3,922,575)	(3,837,775)	(27,755,978)	(208,564)	(22,462,008)	(1,326,268)	(19,162,712)	(35,120,986)	(3,638,729)	(18,741,353)
Transfers between portfolios	(3,194,663)	(904,825)	9,788,473	7,312,778	(39,209,516)	(3,777,536)	6,682,218	111,160,082	32,914,041	(15,132,139)
Net annuitization transactions	(13,157)	(10,040)	(112,490)	-	(58,848)	-	(9,963)	(28,894)	(4,711)	(40,986)
Policyholder charges (Note 3)	(84,222)	(75,590)	(755,504)	(1,775)	(475,551)	(26,946)	(347,441)	(569,341)	(42,386)	(393,415)
Net increase (decrease) in net assets from
contract transactions	12,500,510	8,929,664	62,830,618	13,739,568	(47,367,020)	2,588,088	37,298,959	188,450,913	50,238,371	(16,780,657)

Net increase (decrease) in net assets	31,880,514	29,180,257	130,785,930	15,232,273	625,247	6,487,003	124,202,708	309,916,270	82,189,222	(9,580,484)

Net assets beginning of period	52,148,087	50,699,836	303,558,910	489,459	319,741,251	25,914,069	235,461,609	352,979,849	40,939,929	298,382,903

Net assets end of period	$ 84,028,601	$ 79,880,093	$ 434,344,840	$ 15,721,732	$ 320,366,498	$ 32,401,072	$ 359,664,317	$ 662,896,119	$ 123,129,151	$ 288,802,419

1 Contract unit transactions
Units Outstanding at December 31, 2008	7,151,158	8,264,578	13,754,549	51,185	45,660,128	3,642,928	23,886,714	45,783,856	6,769,385	27,338,779

Units Issued	4,877,321	5,960,370	9,376,988	1,491,799	6,637,383	2,404,864	9,218,878	35,019,311	12,006,134	5,112,834
Units Redeemed	(3,307,187)	(4,506,386)	(6,607,852)	(197,621)	(13,513,021)	(2,164,185)	(6,256,736)	(12,548,695)	(5,983,828)	(6,833,457)

Units Outstanding at December 31, 2009	8,721,292	9,718,562	16,523,685	1,345,363	38,784,490	3,883,607	26,848,856	68,254,472	12,791,691	25,618,156

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

					JNL/					JNL/
	JNL/MCM	JNL/MCM	JNL/MCM		Oppenheimer	JNL/PAM	JNL/PAM	JNL/PIMCO	JNL/PIMCO	PPM America
	Small Cap	Technology	Value Line 30	JNL/MCM	Global Growth	Asia ex-Japan	China-India	Real Return	Total Return	Core Equity
	Index Portfolio	Sector Portfolio	Portfolio	VIP Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Bond Portfolio	Portfolio(a)
Operations
Net investment income (loss)	$ (1,987,487)	$ (2,043,347)	$ (7,745,094)	$ 159,619	$ 90,373	$ (753,335)	$ (1,706,845)	$ 6,907,915	$ 17,725,874	$ 2,509,517
Net realized gain (loss) on investments	(24,679,037)	(2,365,479)	(98,189,308)	(45,707,698)	(6,896,085)	3,710,416	7,811,603	(6,012,254)	40,227,386	(14,687,194)
Net change in unrealized appreciation
(depreciation) on investments	103,756,706	64,904,153	165,925,431	96,440,533	47,214,943	12,923,808	40,729,924	73,167,378	85,014,664	20,884,420
Net increase (decrease) in net assets
from operations	77,090,182	60,495,327	59,991,029	50,892,454	40,409,231	15,880,889	46,834,682	74,063,039	142,967,924	8,706,743

Contract transactions 1
Purchase payments (Note 4)	45,930,519	46,967,071	43,144,144	28,217,229	31,807,289	22,558,163	59,852,680	144,670,236	399,258,367	2,008,657
Surrenders and terminations	(19,213,271)	(8,158,752)	(28,696,426)	(13,381,216)	(8,447,555)	(2,472,394)	(5,121,661)	(37,083,239)	(94,243,572)	(3,319,529)
Transfers between portfolios	65,990,001	76,400,940	(66,985,150)	(10,635,896)	5,257,393	56,624,948	90,448,292	90,713,123	356,925,100	(44,773,975)
Net annuitization transactions	(7,129)	(5,791)	(44,634)	(2,844)	(17,180)	(6,703)	(23,925)	(62,279)	(611,473)	(33,043)
Policyholder charges (Note 3)	(335,762)	(167,865)	(806,149)	(320,644)	(125,250)	(43,013)	(120,179)	(672,064)	(1,522,337)	(47,679)
Net increase (decrease) in net assets from
contract transactions	92,364,358	115,035,603	(53,388,215)	3,876,629	28,474,697	76,661,001	145,035,207	197,565,777	659,806,085	(46,165,569)

Net increase (decrease) in net assets	169,454,540	175,530,930	6,602,814	54,769,083	68,883,928	92,541,890	191,869,889	271,628,816	802,774,009	(37,458,826)

Net assets beginning of period	193,801,337	49,760,923	517,872,874	228,217,219	104,997,285	3,934,203	24,870,505	423,346,238	871,072,301	37,458,826

Net assets end of period	$ 363,255,877	$ 225,291,853	$ 524,475,688	$ 282,986,302	$ 173,881,213	$ 96,476,093	$ 216,740,394	$ 694,975,054	$1,673,846,310	$ -

1 Contract unit transactions
Units Outstanding at December 31, 2008	20,221,006	13,023,026	56,423,683	28,249,798	11,924,338	818,575	5,963,651	41,004,562	59,557,646	3,361,806

Units Issued	16,268,744	34,763,859	10,960,593	6,233,114	4,924,857	14,555,942	30,740,564	31,533,531	54,322,259	433,011
Units Redeemed	(6,363,444)	(11,386,109)	(16,761,323)	(5,786,514)	(2,490,195)	(3,365,602)	(7,702,058)	(14,239,192)	(13,892,457)	(3,794,817)

Units Outstanding at December 31, 2009	30,126,306	36,400,776	50,622,953	28,696,398	14,359,000	12,008,915	29,002,157	58,298,901	99,987,448	-

(a) The period is from January 1, 2009 through acquisition September 25, 2009.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/	JNL/	JNL/	JNL/	JNL/		JNL/S&P			JNL/S&P
	PPM America	PPM America	PPM America	PPM America	Red Rocks Listed		Competitive	JNL/S&P	JNL/S&P	Disciplined
	High Yield	Mid Cap Value	Small Cap Value	Value Equity	Private Equity	JNL/S&P 4	Advantage	Disciplined	Disciplined	Moderate
	Bond Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Growth Portfolio	Moderate Portfolio	Growth Portfolio
Operations
Net investment income (loss)	$ 22,510,698	$ (107,848)	$ (90,523)	$ 2,834,266	$ 2,354,935	$ (1,652,895)	$ (1,036,459)	$ 841,122	$ 1,144,690	$ 1,938,713
Net realized gain (loss) on investments	(16,130,787)	(642,372)	(371,804)	(11,283,135)	3,466,381	(5,456,522)	2,227,986	(693,990)	(879,408)	(4,162,458)
Net change in unrealized appreciation
(depreciation) on investments	109,699,919	4,226,847	3,030,435	33,373,404	18,194,731	155,995,559	19,904,848	11,668,979	17,301,781	27,577,540
Net increase (decrease) in net assets
from operations	116,079,830	3,476,627	2,568,108	24,924,535	24,016,047	148,886,142	21,096,375	11,816,111	17,567,063	25,353,795

Contract transactions 1
Purchase payments (Note 4)	92,774,566	4,059,038	4,846,156	8,360,787	46,382,574	161,336,396	21,331,749	33,324,954	66,708,865	92,435,183
Surrenders and terminations	(26,882,523)	(857,324)	(691,375)	(7,565,988)	(2,489,803)	(20,077,033)	(3,481,661)	(1,906,420)	(4,993,623)	(5,605,625)
Transfers between portfolios	137,395,776	9,188,738	3,272,306	7,700,224	31,582,415	46,524,447	23,348,460	6,711,978	23,947,924	10,673,245
Net annuitization transactions	(65,077)	-	-	(22,351)	-	5,493	-	-	-	-
Policyholder charges (Note 3)	(408,128)	(15,045)	(9,465)	(75,765)	(23,583)	(391,165)	(59,895)	(36,007)	(91,914)	(88,848)
Net increase (decrease) in net assets from
contract transactions	202,814,614	12,375,407	7,417,622	8,396,907	75,451,603	187,398,138	41,138,653	38,094,505	85,571,252	97,413,955

Net increase (decrease) in net assets	318,894,444	15,852,034	9,985,730	33,321,442	99,467,650	336,284,280	62,235,028	49,910,616	103,138,315	122,767,750

Net assets beginning of period	172,415,363	3,372,961	4,762,511	55,567,160	12,101,739	255,728,801	26,645,324	25,006,910	55,788,106	71,318,733

Net assets end of period	$ 491,309,807	$ 19,224,995	$ 14,748,241	$ 88,888,602	$ 111,569,389	$ 592,013,081	$ 88,880,352	$ 74,917,526	$ 158,926,421	$ 194,086,483

1 Contract unit transactions
Units Outstanding at December 31, 2008	19,369,586	599,363	764,360	5,526,336	2,043,679	38,346,478	3,872,489	3,996,180	7,341,090	10,574,410

Units Issued	30,774,932	2,863,013	2,040,305	2,055,410	13,044,460	38,163,501	10,839,264	8,504,611	13,102,652	17,399,680
Units Redeemed	(12,716,479)	(1,103,658)	(1,009,805)	(1,462,373)	(1,452,266)	(12,956,535)	(5,615,625)	(2,830,266)	(2,588,431)	(4,210,791)

Units Outstanding at December 31, 2009	37,428,039	2,358,718	1,794,860	6,119,373	13,635,873	63,553,444	9,096,128	9,670,525	17,855,311	23,763,299

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/S&P	JNL/S&P		JNL/	JNL/		JNL/	JNL/	JNL/S&P	JNL/S&P
	Dividend Income	Growth	JNL/S&P	S&P Managed	S&P Managed	JNL/	S&P Managed	S&P Managed	Moderate Growth	Moderate
	& Growth	Retirement	Intrinsic Value	Aggressive	Conservative	S&P Managed	Moderate	Moderate	Retirement	Retirement
	Portfolio	Strategy Portfolio(a)	Portfolio	Growth Portfolio	Portfolio	Growth Portfolio	Portfolio	Growth Portfolio	Strategy Portfolio(a)	Strategy Portfolio(a)
Operations
Net investment income (loss)	$ (761,478)	$ 1,500	$ (786,934)	$ 3,579,362	$ 1,509,533	$ 6,060,082	$ (929,589)	$ (9,174,866)	$ 2,495	$ 14,673
Net realized gain (loss) on investments	(1,187,257)	(330,238)	(1,714,542)	(11,151,423)	(5,542,621)	(21,390,427)	(13,032,569)	(12,665,555)	(285,852)	(385,576)
Net change in unrealized appreciation
(depreciation) on investments	15,009,058	295,356	22,003,299	111,937,906	55,969,297	236,592,798	116,809,198	253,504,869	257,982	313,075
Net increase (decrease) in net assets
from operations	13,060,323	(33,382)	19,501,823	104,365,845	51,936,209	221,262,453	102,847,040	231,664,448	(25,375)	(57,828)

Contract transactions 1
Purchase payments (Note 4)	26,664,295	-	15,598,513	102,461,227	151,202,813	339,550,227	269,442,092	424,403,083	-	-
Surrenders and terminations	(2,529,755)	(42,001)	(2,441,510)	(29,560,206)	(40,334,117)	(68,640,095)	(47,349,439)	(87,082,951)	(6,080)	(17,544)
Transfers between portfolios	8,404,659	(472,925)	24,179,456	(2,738,289)	35,597,643	116,962,865	95,085,732	155,178,882	(552,040)	(1,032,818)
Net annuitization transactions	-	-	-	(79,546)	(11,971)	15,692	(31,417)	(122,951)	-	-
Policyholder charges (Note 3)	(37,644)	(140)	(48,067)	(554,801)	(549,315)	(1,170,088)	(714,186)	(1,346,394)	-	-
Net increase (decrease) in net assets from
contract transactions	32,501,555	(515,066)	37,288,392	69,528,385	145,905,053	386,718,601	316,432,782	491,029,669	(558,120)	(1,050,362)

Net increase (decrease) in net assets	45,561,878	(548,448)	56,790,215	173,894,230	197,841,262	607,981,054	419,279,822	722,694,117	(583,495)	(1,108,190)

Net assets beginning of period	33,656,301	548,448	29,550,583	334,779,087	374,871,333	721,594,391	511,031,299	902,364,841	583,495	1,108,190

Net assets end of period	$ 79,218,179	$ -	$ 86,340,798	$ 508,673,317	$ 572,712,595	$1,329,575,445	$ 930,311,121	$1,625,058,958	$ -	$ -

1 Contract unit transactions
Units Outstanding at December 31, 2008	4,731,377	75,425	4,725,201	34,272,981	38,037,594	70,370,398	53,018,314	83,110,942	73,605	128,629

Units Issued	6,145,813	196	8,803,911	12,910,033	25,142,172	43,436,629	41,296,788	52,017,035	2,575	7,240
Units Redeemed	(1,719,202)	(75,621)	(4,588,115)	(7,022,339)	(11,311,249)	(11,596,460)	(11,925,157)	(12,987,578)	(76,180)	(135,869)

Units Outstanding at December 31, 2009	9,157,988	-	8,940,997	40,160,675	51,868,517	102,210,567	82,389,945	122,140,399	-	-

(a) The period is from January 1, 2009 through acquisition April 3, 2009.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

				JNL/
	JNL/S&P	JNL/S&P	JNL/S&P	S&P Retirement	JNL/S&P	JNL/Select	JNL/Select	JNL/	JNL/T. Rowe	JNL/T. Rowe
	Retirement 2015	Retirement 2020	Retirement 2025	Income	Total Yield	Balanced	Money Market	Select Value	Price Established	Price Mid-Cap
	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio	Portfolio	Portfolio	Portfolio	Growth Portfolio	Growth Portfolio
Operations
Net investment income (loss)	$ 506,910	$ 148,791	$ 82,506	$ 1,256,781	$ (637,972)	$ 6,841,592	$ (15,075,234)	$ 288,215	$ (4,785,870)	$ (6,637,191)
Net realized gain (loss) on investments	(2,625,761)	(506,224)	(380,445)	(1,596,241)	(2,996,860)	(21,221,781)	2	(17,170,845)	(26,691,263)	(31,831,158)
Net change in unrealized appreciation
(depreciation) on investments	8,284,059	3,797,173	2,458,450	6,914,383	14,258,807	105,974,763	(1)	56,847,641	169,951,443	193,451,052
Net increase (decrease) in net assets
from operations	6,165,208	3,439,740	2,160,511	6,574,923	10,623,975	91,594,574	(15,075,233)	39,965,011	138,474,310	154,982,703

Contract transactions 1
Purchase payments (Note 4)	11,390,690	9,492,151	4,542,336	11,024,736	11,359,718	175,736,149	386,101,405	49,464,124	90,478,710	114,266,202
Surrenders and terminations	(910,455)	(245,193)	(298,620)	(3,032,077)	(2,156,446)	(42,129,612)	(174,306,804)	(13,217,033)	(32,780,679)	(29,936,585)
Transfers between portfolios	(41,752,318)	(22,954,037)	(12,505,704)	(60,060,356)	5,322,494	41,459,525	(578,994,615)	16,166,183	51,614,624	42,509,245
Net annuitization transactions	-	-	-	-	-	(117,216)	(694,184)	(26,470)	(64,750)	(179,645)
Policyholder charges (Note 3)	(24,851)	(8,472)	(16,684)	(59,418)	(48,096)	(550,152)	(3,780,093)	(203,954)	(483,014)	(468,406)
Net increase (decrease) in net assets from
contract transactions	(31,296,934)	(13,715,551)	(8,278,672)	(52,127,115)	14,477,670	174,398,694	(371,674,291)	52,182,850	108,764,891	126,190,811

Net increase (decrease) in net assets	(25,131,726)	(10,275,811)	(6,118,161)	(45,552,192)	25,101,645	265,993,268	(386,749,524)	92,147,861	247,239,201	281,173,514

Net assets beginning of period	25,131,726	10,275,811	6,118,161	45,552,192	28,398,904	432,805,939	1,200,692,288	153,536,896	301,125,206	309,195,829

Net assets end of period	$ -	$ -	$ -	$ -	$ 53,500,549	$ 698,799,207	$ 813,942,764	$ 245,684,757	$ 548,364,407	$ 590,369,343

1 Contract unit transactions
Units Outstanding at December 31, 2008	3,142,804	1,329,083	808,409	5,098,365	4,461,877	20,425,435	94,661,141	10,667,132	17,566,585	12,488,367

Units Issued	2,252,399	1,752,813	984,181	2,350,213	5,379,546	11,154,272	47,476,202	6,160,305	7,861,055	6,102,206
Units Redeemed	(5,395,203)	(3,081,896)	(1,792,590)	(7,448,578)	(3,865,426)	(3,990,272)	(77,531,118)	(2,880,201)	(3,252,387)	(2,447,530)

Units Outstanding at December 31, 2009	-	-	-	-	5,975,997	27,589,435	64,606,225	13,947,236	22,175,253	16,143,043

(a) The period is from January 1, 2009 through acquisition September 25, 2009.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/T. Rowe	JNL/T. Rowe
	Price Short-Term	Price Value
	Bond Portfolio	Portfolio
Operations
Net investment income (loss)	$ 2,863,553	$ 276,747
Net realized gain (loss) on investments	247,531	(34,283,208)
Net change in unrealized appreciation
(depreciation) on investments	3,931,856	110,097,185
Net increase (decrease) in net assets
from operations	7,042,940	76,090,724

Contract transactions 1
Purchase payments (Note 4)	45,865,205	44,136,191
Surrenders and terminations	(10,384,688)	(19,594,489)
Transfers between portfolios	52,757,705	14,206,122
Net annuitization transactions	(22,466)	(47,762)
Policyholder charges (Note 3)	(117,223)	(253,330)
Net increase (decrease) in net assets from
contract transactions	88,098,533	38,446,732

Net increase (decrease) in net assets	95,141,473	114,537,456

Net assets beginning of period	87,243,862	204,239,876

Net assets end of period	$ 182,385,335	$ 318,777,332

1 Contract unit transactions
Units Outstanding at December 31, 2008	8,977,863	21,769,944

Units Issued	14,797,655	8,083,096
Units Redeemed	(6,075,252)	(4,695,000)

Units Outstanding at December 31, 2009	17,700,266	25,158,040

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

					JNL/Capital	JNL/Capital	JNL/Capital	JNL/Capital	JNL/Credit Suisse	JNL/
	JNL/AIM Global	JNL/AIM	JNL/AIM	JNL/AIM	Guardian Global	Guardian Global	Guardian	Guardian U.S.	Global Natural	Credit Suisse
	Real Estate	International	Large Cap	Small Cap	Balanced	Diversified	International Small	Growth Equity	Resources	Long/Short
	Portfolio	Growth Portfolio	Growth Portfolio	Growth Portfolio	Portfolio	Research Portfolio	Cap Portfolio	Portfolio	Portfolio	Portfolio
Operations
Net investment income (loss)	$ 662,158	$ (1,949,641)	$ (2,561,439)	$ (811,989)	$ (970,238)	$ (2,354,942)	$ (165,073)	$ (2,288,549)	$ (4,859,049)	$ (439,426)
Net realized gain (loss) on investments	(6,019,890)	21,440,030	(1,361,786)	1,575,238	11,436,586	(9,264,001)	(3,626,943)	(6,219,109)	(37,787,393)	921,501
Net change in unrealized appreciation
(depreciation) on investments	(65,661,515)	(102,301,906)	(76,098,187)	(26,396,270)	(83,604,384)	(72,691,339)	(6,843,195)	(71,963,477)	(151,680,404)	(11,223,299)
Net increase (decrease) in net assets
from operations	(71,019,247)	(82,811,517)	(80,021,412)	(25,633,021)	(73,138,036)	(84,310,282)	(10,635,211)	(80,471,135)	(194,326,846)	(10,741,224)

Contract transactions 1
Purchase payments (Note 4)	34,569,226	19,282,771	22,066,977	6,865,959	53,311,168	40,288,996	13,121,006	43,343,345	102,036,200	15,210,469
Surrenders and terminations	(9,185,016)	(15,643,289)	(14,824,668)	(4,357,736)	(19,813,402)	(15,323,959)	(561,348)	(16,334,998)	(18,135,190)	(1,036,874)
Transfers between portfolios	24,271,965	(15,144,697)	6,177,650	(8,261,946)	29,345,892	24,218,716	11,137,508	25,843,341	(8,170,081)	17,617,322
Net annuitization transactions	(52,845)	(28,929)	(41,859)	(125,711)	(91,990)	(60,362)	-	(42,599)	(113,851)	(43,625)
Policyholder charges (Note 3)	(231,265)	(189,271)	(220,932)	(85,484)	(258,406)	(163,098)	(7,620)	(204,383)	(442,831)	(20,719)
Net increase (decrease) in net assets from
contract transactions	49,372,065	(11,723,415)	13,157,168	(5,964,918)	62,493,262	48,960,293	23,689,546	52,604,706	75,174,247	31,726,573

Net increase (decrease) in net assets	(21,647,182)	(94,534,932)	(66,864,244)	(31,597,939)	(10,644,774)	(35,349,989)	13,054,335	(27,866,429)	(119,152,599)	20,985,349

Net assets beginning of period	134,185,994	203,284,802	193,898,803	69,217,872	183,983,298	155,406,194	1,985,929	151,626,264	294,795,539	19,247,332

Net assets end of period	$ 112,538,812	$ 108,749,870	$ 127,034,559	$ 37,619,933	$ 173,338,524	$ 120,056,205	$ 15,040,264	$ 123,759,835	$ 175,642,940	$ 40,232,681

1 Contract unit transactions
Units Outstanding at December 31, 2007	10,354,984	10,936,421	13,728,758	4,447,846	14,527,869	5,770,334	201,502	5,756,080	21,576,768	1,804,423

Units Issued	10,762,356	2,695,045	5,634,448	1,765,260	10,887,730	4,599,804	5,048,951	3,826,332	25,601,253	5,672,931
Units Redeemed	(7,380,782)	(3,570,445)	(4,692,030)	(2,137,520)	(5,992,570)	(2,839,532)	(1,885,031)	(1,853,719)	(20,395,491)	(1,323,628)

Units Outstanding at December 31, 2008	13,736,558	10,061,021	14,671,176	4,075,586	19,423,029	7,530,606	3,365,422	7,728,693	26,782,530	6,153,726

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

				JNL/Franklin			JNL/Franklin	JNL/	JNL/Goldman	JNL/
	JNL/Eagle	JNL/Eagle	JNL/Franklin	Templeton	JNL/Franklin	JNL/Franklin	Templeton	Goldman Sachs	Sachs Emerging	Goldman Sachs
	Core Equity	SmallCap Equity	Templeton Founding	Global Growth	Templeton	Templeton Mutual	Small Cap	Core Plus	Markets Debt	Mid Cap
	Portfolio	Portfolio	Strategy Portfolio	Portfolio	Income Portfolio	Shares Portfolio	Value Portfolio	Bond Portfolio	Portfolio(a)	Value Portfolio
Operations
Net investment income (loss)	$ 567,503	$ (2,187,336)	$ (2,025,908)	$ (714,801)	$ (4,189,522)	$ (1,143,835)	$ (307,621)	$ 6,015,429	$ (20,644)	$ (563,460)
Net realized gain (loss) on investments	10,052,362	(9,419,384)	(56,912,119)	(4,470,246)	(23,033,796)	(6,953,815)	(2,605,305)	3,098,821	(29,362)	244,279
Net change in unrealized appreciation
(depreciation) on investments	(36,484,953)	(55,600,313)	(262,705,773)	(17,901,248)	(71,102,309)	(26,037,663)	(24,184,597)	(34,779,113)	84,166	(39,238,534)
Net increase (decrease) in net assets
from operations	(25,865,088)	(67,207,033)	(321,643,800)	(23,086,295)	(98,325,627)	(34,135,313)	(27,097,523)	(25,664,863)	34,160	(39,557,715)

Contract transactions 1
Purchase payments (Note 4)	3,137,917	20,748,987	194,436,331	16,248,888	62,608,536	25,050,833	12,128,656	45,498,051	2,719,450	17,500,666
Surrenders and terminations	(6,524,392)	(12,865,971)	(38,593,346)	(2,287,708)	(16,771,742)	(4,153,764)	(3,589,077)	(31,527,694)	(67,201)	(5,611,623)
Transfers between portfolios	(3,543,617)	8,080,184	(42,777,203)	(3,198,228)	14,563,113	3,309,440	19,106,730	(41,184,511)	6,057,472	3,176,493
Net annuitization transactions	-	(18,973)	(39,547)	(31,762)	(23,474)	(33,219)	(9,503)	(61,271)	-	(4,995)
Policyholder charges (Note 3)	(63,321)	(147,204)	(897,721)	(60,557)	(315,394)	(87,714)	(74,599)	(472,053)	(1,258)	(113,144)
Net increase (decrease) in net assets from
contract transactions	(6,993,413)	15,797,023	112,128,514	10,670,633	60,061,039	24,085,576	27,562,207	(27,747,478)	8,708,463	14,947,397

Net increase (decrease) in net assets	(32,858,501)	(51,410,010)	(209,515,286)	(12,415,662)	(38,264,588)	(10,049,737)	464,684	(53,412,341)	8,742,623	(24,610,318)

Net assets beginning of period	70,254,143	159,201,448	762,485,093	47,195,349	252,304,185	71,047,329	57,150,443	329,797,588	-	89,409,169

Net assets end of period	$ 37,395,642	$ 107,791,438	$ 552,969,807	$ 34,779,687	$ 214,039,597	$ 60,997,592	$ 57,615,127	$ 276,385,247	$ 8,742,623	$ 64,798,851

1 Contract unit transactions
Units Outstanding at December 31, 2007	3,734,656	6,377,648	76,811,672	4,766,435	23,214,606	7,206,398	4,911,959	16,644,122	-	6,902,473

Units Issued	733,991	3,396,170	38,419,028	3,228,911	14,226,166	5,913,306	5,648,320	6,766,975	973,871	4,831,625
Units Redeemed	(1,154,092)	(2,683,342)	(26,556,647)	(1,982,718)	(8,967,185)	(2,986,698)	(3,041,391)	(8,488,500)	(67,400)	(3,781,806)

Units Outstanding at December 31, 2008	3,314,555	7,090,476	88,674,053	6,012,628	28,473,587	10,133,006	7,518,888	14,922,597	906,471	7,952,292

(a) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

	JNL/			JNL/JPMorgan
	Goldman Sachs	JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard	JNL/Lazard	JNL/Lazard	JNL/M&G	JNL/M&G	JNL/MCM
	Short Duration	International	MidCap Growth	& Quality Bond	Emerging Markets	Mid Cap	Small Cap	Global Basics	Global Leaders	10 x 10
	Bond Portfolio	Value Portfolio	Portfolio	Portfolio	Portfolio	Equity Portfolio	Equity Portfolio	Portfolio(a)	Portfolio(a)	Portfolio
Operations
Net investment income (loss)	$ 2,330,569	$ 746,782	$ (1,534,256)	$ 3,873,540	$ (2,406,338)	$ (752,062)	$ (1,439,066)	$ (684)	$ (567)	$ (385,124)
Net realized gain (loss) on investments	(2,924,748)	9,201,799	(2,238,153)	3,634,089	(1,878,277)	(30,878,744)	(16,500,014)	(12,440)	13,382	(5,131,364)
Net change in unrealized appreciation
(depreciation) on investments	(7,112,621)	(182,076,245)	(52,063,658)	9,295,629	(137,316,037)	(45,529,498)	(22,762,182)	14,639	22,780	(32,520,869)
Net increase (decrease) in net assets
from operations	(7,706,800)	(172,127,664)	(55,836,067)	16,803,258	(141,600,652)	(77,160,304)	(40,701,262)	1,515	35,595	(38,037,357)

Contract transactions 1
Purchase payments (Note 4)	22,178,819	47,875,143	8,253,144	41,947,693	71,453,366	13,608,117	7,583,126	494,717	295,886	52,363,075
Surrenders and terminations	(7,663,698)	(21,144,861)	(13,012,954)	(35,441,899)	(15,681,772)	(15,829,868)	(8,235,095)	(864)	(1,029)	(3,129,835)
Transfers between portfolios	14,589,429	(62,976,111)	(7,492,996)	234,687,634	(8,823,044)	(24,622,921)	(9,562,198)	56,951	35,974	26,250,945
Net annuitization transactions	(11,690)	(126,851)	(14,482)	(21,917)	(32,423)	(77,645)	473	-	-	-
Policyholder charges (Note 3)	(107,817)	(370,609)	(158,531)	(473,829)	(341,304)	(248,512)	(145,118)	(3)	(2)	(34,909)
Net increase (decrease) in net assets from
contract transactions	28,985,043	(36,743,289)	(12,425,819)	240,697,682	46,574,823	(27,170,829)	(10,358,812)	550,801	330,829	75,449,276

Net increase (decrease) in net assets	21,278,243	(208,870,953)	(68,261,886)	257,500,940	(95,025,829)	(104,331,133)	(51,060,074)	552,316	366,424	37,411,919

Net assets beginning of period	65,965,619	396,407,155	133,042,383	190,858,701	243,760,002	214,651,928	111,168,452	-	-	50,864,159

Net assets end of period	$ 87,243,862	$ 187,536,202	$ 64,780,497	$ 448,359,641	$ 148,734,173	$ 110,320,795	$ 60,108,378	$ 552,316	$ 366,424	$ 88,276,078

1 Contract unit transactions
Units Outstanding at December 31, 2007	6,282,624	22,558,033	6,122,148	11,779,367	17,320,893	11,206,112	7,129,999	-	-	5,187,556

Units Issued	11,035,122	7,742,480	1,680,430	26,294,411	16,929,231	2,574,070	2,535,741	72,384	88,396	12,492,561
Units Redeemed	(8,339,883)	(10,644,718)	(2,449,206)	(11,553,491)	(12,744,625)	(4,244,558)	(3,289,047)	(6,598)	(44,412)	(3,331,703)

Units Outstanding at December 31, 2008	8,977,863	19,655,795	5,353,372	26,520,287	21,505,499	9,535,624	6,376,693	65,786	43,984	14,348,414

(a) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

							JNL/MCM
		JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	Enhanced	JNL/MCM	JNL/MCM	JNL/MCM
	JNL/MCM	Bond Index	Communications	Consumer Brands	Dow 10	Dow Dividend	S&P 500 Stock	European 30	Financial	Global 15
	25 Portfolio	Portfolio	Sector Portfolio	Sector Portfolio	Portfolio	Portfolio	Index Portfolio	Portfolio(a)	Sector Portfolio	Portfolio
Operations
Net investment income (loss)	$ 7,373,997	$ 8,436,845	$ 1,015,892	$ (265,429)	$ (8,943,454)	$ (3,603,247)	$ (50,617)	$ 772	$ 45,778	$ (14,916,097)
Net realized gain (loss) on investments	17,781,744	2,384,884	(10,989,394)	26,834	(15,753,538)	(54,615,268)	(3,411,945)	(491)	(15,084,453)	25,134,325
Net change in unrealized appreciation
(depreciation) on investments	(232,971,095)	(6,442,644)	(13,458,874)	(8,110,916)	(302,071,782)	(137,802,914)	(23,555,683)	17,486	(39,932,868)	(577,548,504)
Net increase (decrease) in net assets
from operations	(207,815,354)	4,379,085	(23,432,376)	(8,349,511)	(326,768,774)	(196,021,429)	(27,018,245)	17,767	(54,971,543)	(567,330,276)

Contract transactions 1
Purchase payments (Note 4)	27,285,218	49,177,839	3,938,609	3,777,706	35,177,814	50,665,272	7,157,877	180,244	25,879,102	90,310,693
Surrenders and terminations	(36,568,033)	(23,865,910)	(4,223,231)	(2,099,235)	(42,104,583)	(17,863,464)	(4,703,022)	(1,367)	(5,329,965)	(65,523,382)
Transfers between portfolios	(145,041,982)	(17,992,036)	(30,487,881)	11,060,331	(145,176,300)	(29,355,062)	(11,769,948)	196,262	55,024,475	(240,453,499)
Net annuitization transactions	(68,651)	(80,126)	(102,923)	-	(93,682)	(23,360)	(14,321)	-	9,200	(359,464)
Policyholder charges (Note 3)	(809,598)	(472,888)	(79,347)	(41,863)	(906,342)	(524,830)	(74,300)	(4)	(131,670)	(1,401,735)
Net increase (decrease) in net assets from
contract transactions	(155,203,046)	6,766,879	(30,954,773)	12,696,939	(153,103,093)	2,898,556	(9,403,714)	375,135	75,451,142	(217,427,387)

Net increase (decrease) in net assets	(363,018,400)	11,145,964	(54,387,149)	4,347,428	(479,871,867)	(193,122,873)	(36,421,959)	392,902	20,479,599	(784,757,663)

Net assets beginning of period	689,744,274	303,351,612	82,005,620	17,958,818	815,546,625	381,087,943	79,149,314	-	51,639,955	1,308,354,520

Net assets end of period	$ 326,725,874	$ 314,497,576	$ 27,618,471	$ 22,306,246	$ 335,674,758	$ 187,965,070	$ 42,727,355	$ 392,902	$ 72,119,554	$ 523,596,857

1 Contract unit transactions
Units Outstanding at December 31, 2007	57,880,581	25,865,848	13,424,784	1,718,632	73,138,636	36,492,226	7,792,688	-	4,370,519	68,945,392

Units Issued	6,823,763	13,269,239	6,665,794	3,202,902	10,307,980	16,912,438	4,243,687	46,960	12,863,680	12,054,340
Units Redeemed	(21,718,473)	(12,893,574)	(12,468,058)	(1,749,532)	(26,815,031)	(17,253,615)	(5,195,753)	(1,233)	(4,616,240)	(26,607,787)

Units Outstanding at December 31, 2008	42,985,871	26,241,513	7,622,520	3,172,002	56,631,585	36,151,049	6,840,622	45,727	12,617,959	54,391,945

(a) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Healthcare	Index 5	International	JNL 5	JNL Optimized	Nasdaq 25	NYSE International	Oil & Gas	Pacific Rim 30	S&P 10
	Sector Portfolio	Portfolio	Index Portfolio	Portfolio	5 Portfolio	Portfolio	25 Portfolio	Sector Portfolio	Portfolio(a)	Portfolio
Operations
Net investment income (loss)	$ (1,087,433)	$ (126,399)	$ 1,648,842	$ 21,205,582	$ (6,439,452)	$ (1,297,692)	$ (1,241,685)	$ (5,126,721)	$ (929)	$ (9,330,992)
Net realized gain (loss) on investments	(3,235,312)	(2,285,609)	(6,782,307)	283,418,103	(13,097,234)	(2,210,184)	(8,190,797)	15,031,960	(17)	3,522,952
Net change in unrealized appreciation
(depreciation) on investments	(34,276,318)	(14,400,812)	(227,905,716)	(2,477,857,915)	(219,683,482)	(38,002,224)	(33,914,219)	(205,567,250)	35,235	(341,032,066)
Net increase (decrease) in net assets
from operations	(38,599,063)	(16,812,820)	(233,039,181)	(2,173,234,230)	(239,220,168)	(41,510,100)	(43,346,701)	(195,662,011)	34,289	(346,840,106)

Contract transactions 1
Purchase payments (Note 4)	24,177,929	31,288,244	54,569,865	619,667,899	151,193,264	13,731,323	26,207,703	93,555,547	205,837	30,350,164
Surrenders and terminations	(9,938,234)	(1,756,247)	(30,053,997)	(222,885,508)	(17,061,652)	(4,621,779)	(5,612,306)	(32,616,785)	(1,989)	(42,058,216)
Transfers between portfolios	36,395,898	15,521,811	(49,140,531)	(675,834,070)	18,432,200	(21,705,705)	10,071,632	(4,600,272)	251,323	(154,142,130)
Net annuitization transactions	(33,215)	-	(172,985)	(716,328)	46,453	(8,472)	-	(185,048)	-	(107,608)
Policyholder charges (Note 3)	(206,669)	(38,152)	(709,362)	(5,825,360)	(427,351)	(121,716)	(181,480)	(740,732)	(1)	(953,896)
Net increase (decrease) in net assets from
contract transactions	50,395,709	45,015,656	(25,507,010)	(285,593,367)	152,182,914	(12,726,349)	30,485,549	55,412,710	455,170	(166,911,686)

Net increase (decrease) in net assets	11,796,646	28,202,836	(258,546,191)	(2,458,827,597)	(87,037,254)	(54,236,449)	(12,861,152)	(140,249,301)	489,459	(513,751,792)

Net assets beginning of period	106,518,717	27,919,668	554,882,623	5,208,867,203	375,799,453	106,384,536	63,560,988	443,808,211	-	833,493,043

Net assets end of period	$ 118,315,363	$ 56,122,504	$ 296,336,432	$2,750,039,606	$ 288,762,199	$ 52,148,087	$ 50,699,836	$ 303,558,910	$ 489,459	$ 319,741,251

1 Contract unit transactions
Units Outstanding at December 31, 2007	8,577,438	2,823,670	27,401,164	376,758,384	31,419,740	8,393,161	5,504,285	12,229,193	-	58,972,536

Units Issued	10,939,140	7,063,431	8,051,522	84,496,080	27,646,962	3,869,096	7,500,480	10,585,765	52,875	8,308,621
Units Redeemed	(6,921,570)	(1,664,268)	(9,376,150)	(109,539,644)	(13,572,137)	(5,111,099)	(4,740,187)	(9,060,409)	(1,690)	(21,621,029)

Units Outstanding at December 31, 2008	12,595,008	8,222,833	26,076,536	351,714,820	45,494,565	7,151,158	8,264,578	13,754,549	51,185	45,660,128

(a) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

										JNL/
	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM		Oppenheimer
	S&P 24	S&P 400 MidCap	S&P 500	S&P SMid	Select Small-Cap	Small Cap	Technology	Value Line 30	JNL/MCM	Global Growth
	Portfolio	Index Portfolio	Index Portfolio	60 Portfolio	Portfolio	Index Portfolio	Sector Portfolio	Portfolio	VIP Portfolio	Portfolio
Operations
Net investment income (loss)	$ (435,698)	$ (2,014,631)	$ (190,602)	$ (764,522)	$ (6,496,636)	$ (1,058,413)	$ (1,260,615)	$ (11,657,888)	$ (605,705)	$ (454,623)
Net realized gain (loss) on investments	(1,537,583)	5,851,210	(13,879,071)	(4,423,393)	10,028,441	(3,227,361)	(8,041,319)	(1,666,742)	70,667,429	11,206,286
Net change in unrealized appreciation
(depreciation) on investments	(7,952,621)	(150,382,081)	(198,777,806)	(11,004,445)	(222,223,015)	(103,413,662)	(35,705,812)	(490,827,766)	(250,340,581)	(89,861,479)
Net increase (decrease) in net assets
from operations	(9,925,902)	(146,545,502)	(212,847,479)	(16,192,360)	(218,691,210)	(107,699,436)	(45,007,746)	(504,152,396)	(180,278,857)	(79,109,816)

Contract transactions 1
Purchase payments (Note 4)	6,131,114	31,637,211	47,935,478	11,953,193	31,371,756	26,082,609	17,723,149	127,732,107	48,956,398	19,769,113
Surrenders and terminations	(1,226,660)	(24,001,175)	(35,211,530)	(2,273,214)	(35,428,290)	(19,034,324)	(7,763,740)	(51,066,318)	(18,679,972)	(12,780,128)
Transfers between portfolios	8,236,158	(39,032,522)	(7,056,027)	15,063,129	(106,414,764)	(21,726,121)	(14,768,612)	(152,741,202)	(43,482,998)	(19,231,092)
Net annuitization transactions	-	(124,266)	(109,748)	-	(83,304)	(41,392)	(8,852)	(59,755)	(80,757)	(43,343)
Policyholder charges (Note 3)	(26,443)	(562,550)	(776,927)	(57,679)	(816,461)	(453,167)	(176,673)	(1,579,552)	(506,923)	(206,033)
Net increase (decrease) in net assets from
contract transactions	13,114,169	(32,083,302)	4,781,246	24,685,429	(111,371,063)	(15,172,395)	(4,994,728)	(77,714,720)	(13,794,252)	(12,491,483)

Net increase (decrease) in net assets	3,188,267	(178,628,804)	(208,066,233)	8,493,069	(330,062,273)	(122,871,831)	(50,002,474)	(581,867,116)	(194,073,109)	(91,601,299)

Net assets beginning of period	22,725,802	414,090,413	561,046,082	32,446,860	628,445,176	316,673,168	99,763,397	1,099,739,990	422,290,328	196,598,584

Net assets end of period	$ 25,914,069	$ 235,461,609	$ 352,979,849	$ 40,939,929	$ 298,382,903	$ 193,801,337	$ 49,760,923	$ 517,872,874	$ 228,217,219	$ 104,997,285

1 Contract unit transactions
Units Outstanding at December 31, 2007	2,111,462	25,779,781	44,589,782	3,676,287	34,012,464	21,145,571	14,471,996	61,930,772	29,419,417	13,001,501

Units Issued	3,004,864	6,760,177	13,883,676	6,628,387	5,118,876	5,531,076	12,136,083	17,502,165	7,554,030	2,826,184
Units Redeemed	(1,473,398)	(8,653,244)	(12,689,602)	(3,535,289)	(11,792,561)	(6,455,641)	(13,585,053)	(23,009,254)	(8,723,649)	(3,903,347)

Units Outstanding at December 31, 2008	3,642,928	23,886,714	45,783,856	6,769,385	27,338,779	20,221,006	13,023,026	56,423,683	28,249,798	11,924,338

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

					JNL/	JNL/	JNL/	JNL/	JNL/	JNL/
	JNL/PAM	JNL/PAM	JNL/PIMCO	JNL/PIMCO	PPM America	PPM America	PPM America	PPM America	PPM America	Red Rocks Listed
	Asia ex-Japan	China-India	Real Return	Total Return	Core Equity	High Yield	Mid Cap Value	Small Cap Value	Value Equity	Private Equity
	Portfolio(a)	Portfolio(a)	Portfolio	Bond Portfolio	Portfolio	Bond Portfolio	Portfolio(a)	Portfolio(a)	Portfolio	Portfolio(b)
Operations
Net investment income (loss)	$ 15	$ (299,458)	$ (869,524)	$ 23,438,873	$ (711,146)	$ 15,036,090	$ (40,084)	$ (13,505)	$ 866,225	$ 35,447
Net realized gain (loss) on investments	(3,460,850)	(6,962,532)	(2,118,707)	30,856,744	(2,610,062)	(38,490,930)	(3,016,033)	(736,300)	5,392,193	(234,435)
Net change in unrealized appreciation
(depreciation) on investments	(841,418)	(8,196,803)	(53,220,897)	(75,446,225)	(25,004,940)	(49,152,243)	(1,746,476)	(1,551,437)	(59,148,066)	(1,399,049)
Net increase (decrease) in net assets
from operations	(4,302,253)	(15,458,793)	(56,209,128)	(21,150,608)	(28,326,148)	(72,607,083)	(4,802,593)	(2,301,242)	(52,889,648)	(1,598,037)

Contract transactions 1
Purchase payments (Note 4)	3,728,640	12,995,797	109,831,638	176,780,817	2,021,545	22,703,000	2,055,986	2,146,602	3,816,816	6,564,082
Surrenders and terminations	(153,596)	(1,647,258)	(37,243,724)	(73,731,800)	(9,740,697)	(23,942,259)	(325,885)	(157,785)	(14,135,513)	(54,504)
Transfers between portfolios	4,663,464	29,028,151	332,552,062	192,823,131	(2,195,945)	(20,707,517)	6,456,144	5,079,390	(490,622)	7,191,065
Net annuitization transactions	-	-	(103,216)	(369,359)	2,451	(123,025)	-	-	4,459	-
Policyholder charges (Note 3)	(2,052)	(47,392)	(871,168)	(1,291,431)	(73,130)	(397,477)	(10,691)	(4,454)	(106,925)	(867)
Net increase (decrease) in net assets from
contract transactions	8,236,456	40,329,298	404,165,592	294,211,358	(9,985,776)	(22,467,278)	8,175,554	7,063,753	(10,911,785)	13,699,776

Net increase (decrease) in net assets	3,934,203	24,870,505	347,956,464	273,060,750	(38,311,924)	(95,074,361)	3,372,961	4,762,511	(63,801,433)	12,101,739

Net assets beginning of period	-	-	75,389,774	598,011,551	75,770,750	267,489,724	-	-	119,368,593	-

Net assets end of period	$ 3,934,203	$ 24,870,505	$ 423,346,238	$ 871,072,301	$ 37,458,826	$ 172,415,363	$ 3,372,961	$ 4,762,511	$ 55,567,160	$ 12,101,739

1 Contract unit transactions
Units Outstanding at December 31, 2007	-	-	6,906,343	40,603,202	4,013,494	20,645,862	-	-	6,244,762	-

Units Issued	2,872,677	12,246,468	63,358,491	40,763,515	363,748	12,672,507	1,925,697	1,108,171	1,669,904	2,090,467
Units Redeemed	(2,054,102)	(6,282,817)	(29,260,272)	(21,809,071)	(1,015,436)	(13,948,783)	(1,326,334)	(343,811)	(2,388,330)	(46,788)

Units Outstanding at December 31, 2008	818,575	5,963,651	41,004,562	59,557,646	3,361,806	19,369,586	599,363	764,360	5,526,336	2,043,679

(a) Commencement of operations March 31, 2008.
(b) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

		JNL/S&P			JNL/S&P	JNL/S&P	JNL/S&P		JNL/	JNL/
		Competitive	JNL/S&P	JNL/S&P	Disciplined	Dividend Income	Growth	JNL/S&P	S&P Managed	S&P Managed
	JNL/S&P 4	Advantage	Disciplined	Disciplined	Moderate	& Growth	Retirement	Intrinsic Value	Aggressive	Conservative
	Portfolio	Portfolio	Growth Portfolio	Moderate Portfolio	Growth Portfolio	Portfolio	Strategy Portfolio	Portfolio	Growth Portfolio	Portfolio
Operations
Net investment income (loss)	$ (2,972,658)	$ (81,264)	$ 13,582	$ (181,408)	$ (145,228)	$ 583,431	$ 49,641	$ (177,412)	$ (5,839,500)	$ 8,560,625
Net realized gain (loss) on investments	(12,180,790)	(2,462,453)	(2,024,054)	(1,996,076)	(3,225,855)	(1,170,192)	(45,438)	(5,182,041)	25,371,279	(3,935,859)
Net change in unrealized appreciation
(depreciation) on investments	(63,129,882)	(7,752,847)	(8,629,592)	(13,719,885)	(22,326,391)	(4,336,302)	(298,751)	(10,025,929)	(249,172,602)	(64,160,775)
Net increase (decrease) in net assets
from operations	(78,283,330)	(10,296,564)	(10,640,064)	(15,897,369)	(25,697,474)	(4,923,063)	(294,548)	(15,385,382)	(229,640,823)	(59,536,009)

Contract transactions 1
Purchase payments (Note 4)	162,935,583	14,439,648	13,585,815	24,570,384	38,525,307	17,734,079	69,832	20,177,260	48,167,113	85,536,507
Surrenders and terminations	(8,342,315)	(1,557,464)	(762,814)	(2,772,013)	(2,855,760)	(862,678)	(96,268)	(2,335,217)	(49,265,568)	(31,202,765)
Transfers between portfolios	157,543,060	17,872,336	7,154,126	16,374,392	22,982,433	20,834,474	54,208	15,336,252	(40,351,672)	139,780,670
Net annuitization transactions	-	-	-	(29,035)	-	153,197	-	-	(16,990)	64,633
Policyholder charges (Note 3)	(145,979)	(43,521)	(12,888)	(48,845)	(35,510)	(17,421)	(70)	(64,772)	(832,045)	(608,894)
Net increase (decrease) in net assets from
contract transactions	311,990,349	30,710,999	19,964,239	38,094,883	58,616,470	37,841,651	27,702	33,113,523	(42,299,162)	193,570,151

Net increase (decrease) in net assets	233,707,019	20,414,435	9,324,175	22,197,514	32,918,996	32,918,588	(266,846)	17,728,141	(271,939,985)	134,034,142

Net assets beginning of period	22,021,782	6,230,889	15,682,735	33,590,592	38,399,737	737,713	815,294	11,822,442	606,719,072	240,837,191

Net assets end of period	$ 255,728,801	$ 26,645,324	$ 25,006,910	$ 55,788,106	$ 71,318,733	$ 33,656,301	$ 548,448	$ 29,550,583	$ 334,779,087	$ 374,871,333

1 Contract unit transactions
Units Outstanding at December 31, 2007	2,220,823	628,714	1,496,107	3,189,662	3,658,371	75,568	76,247	1,192,657	37,209,909	20,751,298

Units Issued	42,078,624	5,635,315	3,751,989	5,860,463	8,815,109	5,439,725	12,625	6,797,811	6,596,390	29,036,242
Units Redeemed	(5,952,969)	(2,391,540)	(1,251,916)	(1,709,035)	(1,899,070)	(783,916)	(13,447)	(3,265,267)	(9,533,318)	(11,749,946)

Units Outstanding at December 31, 2008	38,346,478	3,872,489	3,996,180	7,341,090	10,574,410	4,731,377	75,425	4,725,201	34,272,981	38,037,594

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

		JNL/	JNL/	JNL/S&P	JNL/S&P				JNL/
	JNL/	S&P Managed	S&P Managed	Moderate Growth	Moderate	JNL/S&P	JNL/S&P	JNL/S&P	S&P Retirement	JNL/S&P
	S&P Managed	Moderate	Moderate	Retirement	Retirement	Retirement 2015	Retirement 2020	Retirement 2025	Income	Total Yield
	Growth Portfolio	Portfolio	Growth Portfolio	Strategy Portfolio	Strategy Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Operations
Net investment income (loss)	$ (10,787,672)	$ 12,239,148	$ 6,581,941	$ 73,382	$ 96,153	$ (320,378)	$ (38,409)	$ (26,422)	$ 51,114	$ 31,939
Net realized gain (loss) on investments	51,999,312	(4,152,929)	21,456,483	(20,336)	(8,246)	(1,374,092)	(90,197)	(184,113)	(340,137)	(3,164,214)
Net change in unrealized appreciation
(depreciation) on investments	(470,914,100)	(145,635,471)	(395,760,052)	(248,256)	(306,907)	(8,954,796)	(4,090,812)	(2,588,390)	(7,954,488)	(8,598,047)
Net increase (decrease) in net assets
from operations	(429,702,460)	(137,549,252)	(367,721,628)	(195,210)	(219,000)	(10,649,266)	(4,219,418)	(2,798,925)	(8,243,511)	(11,730,322)

Contract transactions 1
Purchase payments (Note 4)	113,516,187	114,944,987	186,709,830	-	250,000	8,820,316	5,031,591	2,904,340	14,798,993	12,610,236
Surrenders and terminations	(100,625,361)	(43,894,327)	(94,586,596)	(14,817)	(39,857)	(1,472,377)	(442,001)	(471,927)	(3,653,879)	(988,777)
Transfers between portfolios	(60,637,993)	102,540,548	(71,938,436)	120,207	822,094	12,637,666	1,551,934	1,725,658	13,595,092	25,263,286
Net annuitization transactions	(347,073)	(54,837)	(517,739)	-	-	(6,245)	-	-	50,975	-
Policyholder charges (Note 3)	(1,681,825)	(883,703)	(1,469,983)	-	-	(22,133)	(7,200)	(17,564)	(39,316)	(20,866)
Net increase (decrease) in net assets from
contract transactions	(49,776,065)	172,652,668	18,197,076	105,390	1,032,237	19,957,227	6,134,324	4,140,507	24,751,865	36,863,879

Net increase (decrease) in net assets	(479,478,525)	35,103,416	(349,524,552)	(89,820)	813,237	9,307,961	1,914,906	1,341,582	16,508,354	25,133,557

Net assets beginning of period	1,201,072,916	475,927,883	1,251,889,393	673,315	294,953	15,823,765	8,360,905	4,776,579	29,043,838	3,265,347

Net assets end of period	$ 721,594,391	$ 511,031,299	$ 902,364,841	$ 583,495	$ 1,108,190	$ 25,131,726	$ 10,275,811	$ 6,118,161	$ 45,552,192	$ 28,398,904

1 Contract unit transactions
Units Outstanding at December 31, 2007	74,650,365	38,279,657	82,229,721	63,438	28,094	1,358,920	710,408	400,249	2,615,299	324,611

Units Issued	14,751,855	27,195,640	20,100,708	62,597	106,680	4,510,989	868,596	617,458	3,993,920	6,347,508
Units Redeemed	(19,031,822)	(12,456,983)	(19,219,487)	(52,430)	(6,145)	(2,727,105)	(249,921)	(209,298)	(1,510,854)	(2,210,242)

Units Outstanding at December 31, 2008	70,370,398	53,018,314	83,110,942	73,605	128,629	3,142,804	1,329,083	808,409	5,098,365	4,461,877

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

	JNL/Select	JNL/Select	JNL/	JNL/T.Rowe	JNL/T.Rowe	JNL/T.Rowe
	Balanced	Money Market	Select Value	Price Established	Price Mid-Cap	Price Value
	Portfolio	Portfolio	Portfolio	Growth Portfolio	Growth Portfolio	Portfolio
Operations
Net investment income (loss)	$ 4,227,809	$ 3,297,750	$ (3,029,089)	$ (6,471,387)	$ (6,747,855)	$ 778,784
Net realized gain (loss) on investments	9,319,740	8	(11,174,263)	(11,887,570)	9,570,094	14,360,234
Net change in unrealized appreciation
(depreciation) on investments	(137,331,388)	(8)	(63,620,285)	(219,540,661)	(220,233,224)	(159,230,308)
Net increase (decrease) in net assets
from operations	(123,783,839)	3,297,750	(77,823,637)	(237,899,618)	(217,410,985)	(144,091,290)

Contract transactions 1
Purchase payments (Note 4)	87,954,187	366,020,533	31,638,934	51,999,325	69,847,852	27,308,575
Surrenders and terminations	(49,461,508)	(228,882,959)	(14,210,335)	(50,427,000)	(41,988,315)	(29,092,465)
Transfers between portfolios	21,131,509	448,245,072	(2,863,043)	(20,114,007)	(11,219,185)	(16,644,674)
Net annuitization transactions	(293,748)	(1,189,009)	(76,342)	(391,044)	(94,978)	(199,977)
Policyholder charges (Note 3)	(624,516)	(4,805,226)	(263,568)	(585,445)	(586,821)	(361,741)
Net increase (decrease) in net assets from
contract transactions	58,705,924	579,388,411	14,225,646	(19,518,171)	15,958,553	(18,990,282)

Net increase (decrease) in net assets	(65,077,915)	582,686,161	(63,597,991)	(257,417,789)	(201,452,432)	(163,081,572)

Net assets beginning of period	497,883,854	618,006,127	217,134,887	558,542,995	510,648,261	367,321,448

Net assets end of period	$ 432,805,939	$1,200,692,288	$ 153,536,896	$ 301,125,206	$ 309,195,829	$ 204,239,876

1 Contract unit transactions
Units Outstanding at December 31, 2007	18,482,233	48,897,221	9,897,293	18,570,197	12,275,244	22,937,684

Units Issued	7,562,702	119,481,577	4,063,714	3,519,089	3,852,084	5,115,380
Units Redeemed	(5,619,500)	(73,717,657)	(3,293,875)	(4,522,701)	(3,638,961)	(6,283,120)

Units Outstanding at December 31, 2008	20,425,435	94,661,141	10,667,132	17,566,585	12,488,367	21,769,944

Jackson National Separate Account I
Notes to Financial Statements

Note 1 – Organization

Jackson National Life Insurance Company (“Jackson”) established Jackson National Separate Account I (the “Separate Account”) on June 14, 1993.  The Separate Account commenced operations on October 16, 1995, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson.  However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions for the contract holder, net premiums for individual flexible premium variable annuity contracts issued by Jackson.  The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment.  The Separate Account contained one hundred-two (102) Portfolios during 2009, but currently contains ninety-two (92) Portfolios as of December 31, 2009, each of which invests in the following series of mutual funds (“Funds”):

JNL Series Trust
JNL Institutional Alt 20 Fund	JNL/Lazard Emerging Markets Fund	JNL/S&P 4 Fund
JNL Institutional Alt 35 Fund	JNL/Lazard Mid Cap Equity Fund	JNL/S&P Competitive Advantage Fund
JNL Institutional Alt 50 Fund	JNL/Lazard Small Cap Equity Fund(1)	JNL/S&P Disciplined Growth Fund
JNL Institutional Alt 65 Fund	JNL/M&G Global Basics Fund	JNL/S&P Disciplined Moderate Fund
JNL/AIM Global Real Estate Fund	JNL/M&G Global Leaders Fund	JNL/S&P Disciplined Moderate Growth Fund
JNL/AIM International Growth Fund	JNL/MCM 10 x 10 Fund*	JNL/S&P Dividend Income & Growth Fund
JNL/AIM Large Cap Growth Fund	JNL/MCM Bond Index Fund*	JNL/S&P Growth Retirement Strategy Fund(1)
JNL/AIM Small Cap Growth Fund	JNL/MCM Enhanced S&P 500 Stock Index Fund(1)*	JNL/S&P Intrinsic Value Fund
JNL/Capital Guardian Global Balanced Fund	JNL/MCM European 30 Fund*	JNL/S&P Managed Aggressive Growth Fund
JNL/Capital Guardian Global Diversified Research Fund	JNL/MCM Global Alpha Fund*	JNL/S&P Managed Conservative Fund
JNL/Capital Guardian International Small Cap Fund	JNL/MCM Index 5 Fund*	JNL/S&P Managed Growth Fund
JNL/Capital Guardian U.S. Growth Equity Fund	JNL/MCM International Index Fund*	JNL/S&P Managed Moderate Fund
JNL/Credit Suisse Commodity Securities Fund	JNL/MCM Pacific Rim 30 Fund*	JNL/S&P Managed Moderate Growth Fund
JNL/Credit Suisse Long/Short Fund	JNL/MCM S&P 400 MidCap Index Fund*	JNL/S&P Moderate Growth Retirement Strategy Fund(1)
JNL/Eagle Core Equity Fund	JNL/MCM S&P 500 Index Fund*	JNL/S&P Moderate Retirement Strategy Fund(1)
JNL/Eagle SmallCap Equity Fund	JNL/MCM Small Cap Index Fund*	JNL/S&P Retirement 2015 Fund(1)
JNL/Franklin Templeton Founding Strategy Fund	JNL/Oppenheimer Global Growth Fund	JNL/S&P Retirement 2020 Fund(1)
JNL/Franklin Templeton Global Growth Fund	JNL/PAM Asia ex-Japan Fund	JNL/S&P Retirement 2025 Fund(1)
JNL/Franklin Templeton Income Fund	JNL/PAM China-India Fund	JNL/S&P Retirement Income Fund(1)
JNL/Franklin Templeton Mutual Shares Fund	JNL/PIMCO Real Return Fund	JNL/S&P Total Yield Fund
JNL/Franklin Templeton Small Cap Value Fund	JNL/PIMCO Total Return Bond Fund	JNL/Select Balanced Fund
JNL/Goldman Sachs Core Plus Bond Fund	JNL/PPM America Core Equity Fund(1)	JNL/Select Money Market Fund
JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/PPM America High Yield Bond Fund	JNL/Select Value Fund
JNL/Goldman Sachs Mid Cap Value Fund	JNL/PPM America Mid Cap Value Fund	JNL/T. Rowe Price Established Growth Fund
JNL/Ivy Asset Strategy Fund	JNL/PPM America Small Cap Value Fund	JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/JPMorgan International Value Fund	JNL/PPM America Value Equity Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/JPMorgan MidCap Growth Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/T. Rowe Price Value Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 1 – Organization (continued)

JNL Variable Fund LLC
JNL/MCM 25 Fund*	JNL/MCM Healthcare Sector Fund*	JNL/MCM S&P® 24 Fund*
JNL/MCM Communications Sector Fund*	JNL/MCM JNL 5 Fund*	JNL/MCM S&P® SMid 60 Fund*
JNL/MCM Consumer Brands Sector Fund*	JNL/MCM JNL Optimized 5 Fund*	JNL/MCM Select Small-Cap Fund*
JNL/MCM Dow SM 10 Fund*	JNL/MCM Nasdaq® 25 Fund*	JNL/MCM Technology Sector Fund*
JNL/MCM Dow SM Dividend Fund*	JNL/MCM NYSE® International 25 Fund*	JNL/MCM Value Line® 30 Fund*
JNL/MCM Financial Sector Fund*	JNL/MCM Oil & Gas Sector Fund*	JNL/MCM VIP Fund*
JNL/MCM Global 15 Fund*	JNL/MCM S&P® 10 Fund*

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson, serves as investment adviser for all the Funds and receives a fee for its services from each of the Funds.

During the year ended December 31, 2009, the following acquisitions were completed:

ACQUIRED PORTFOLIO	ACQUIRING PORTFOLIO	DATE OF AQUISITION
JNL/Lazard Small Cap Equity Fund	JNL/MCM Small Cap Index Fund	April 3, 2009
JNL/MCM Enhanced S&P 500 Stock Index Fund	JNL/MCM S&P 500 Index Fund	April 3, 2009
JNL/S&P Moderate Retirement Strategy Fund	JNL/S&P Disciplined Moderate Fund	April 3, 2009
JNL/S&P Moderate Growth Retirement Strategy Fund	JNL/S&P Disciplined Moderate Growth Fund	April 3, 2009
JNL/S&P Growth Retirement Strategy Fund	JNL/S&P Disciplined Growth Fund	April 3, 2009
JNL/S&P Retirement Income Fund	JNL/S&P Managed Moderate Fund	September 25, 2009
JNL/S&P Retirement 2015 Fund	JNL/S&P Managed Moderate Growth Fund	September 25, 2009
JNL/S&P Retirement 2020 Fund	JNL/S&P Managed Growth Fund	September 25, 2009
JNL/S&P Retirement 2025 Fund	JNL/S&P Managed Growth Fund	September 25, 2009
JNL/PPM America Core Equity Fund	JNL/MCM S&P 500 Index Fund	September 25, 2009

During the year ended December 31, 2009, the following Funds changed names:

PRIOR PORTFOLIO NAME	CURRENT PORTFOLIO NAME	EFFECTIVE DATE
JNL/Credit Suisse Global Natural Resources Fund	JNL/Credit Suisse Commodity Securities Fund	September 28, 2009
JNL/Goldman Sachs Short Duration Bond Fund	JNL/T. Rowe Price Short-Term Bond Fund(2)	September 28, 2009

(1) These funds are no longer available as of December 31, 2009.
(2) This name change is due to a change in sub-adviser.
* MCM denotes the sub-adviser Mellon Capital Management throughout these financial statements.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Investments

The Separate Account’s investments in the corresponding series of mutual funds are stated at the closing net asset values of the respective Funds.  The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account.  Investments in the Funds are recorded on trade date.  Realized gain distributions and dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income or gain to the Separate Account on the ex-dividend date.

Federal Income Taxes

The operations of the Separate Account are included in the federal income tax return of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code.  Under current law, no federal income taxes are payable with respect to the Separate Account.  Therefore, no federal income tax has been provided.

FASB Accounting Standards Codification™ (the ASC)

In June 2009, the FASB issued an accounting pronouncement establishing the FASB Accounting Standards Codification™ (the ASC) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities. This pronouncement was effective for financial statements issued for interim and annual periods ending after September 15, 2009, for most entities. On the effective date, all non-SEC accounting and reporting standards were superseded.   This pronouncement had no impact on the accompanying financial statements.

Topic 820 in the Accounting Standards Codification (ASC 820), “Fair Value Measurements”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The changes to current GAAP from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of a Fund’s investments under ASC 820 guidance.  The inputs are summarized into three broad categories.  Level 1 includes valuations based on quoted prices of identical securities in active markets.  Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include closing prices of similar securities in active markets or closing prices for identical or similar securities in non-active markets.  Indirect observable inputs include factors such as interest rates, yield curves, prepayment speeds, and credit risks.  Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including a Fund’s own assumptions in determining the fair value of the investment.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  As of December 31, 2009, all of the Separate Account's investments are in funds for which quoted prices are available in an active market.  Therefore, all investments have been categorized as Level 1. The characterization of the underlying securities held by the funds in accordance with ASC 820 differs from the characterization of an investment in the fund.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 3 – Policy Charges

Charges are deducted from the Separate Account and remitted to Jackson, to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

Policyholder Charges

Contract Maintenance Charge

An annual contract maintenance charge of $35 - $50 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract.  The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date.  This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed.  The charge is deducted by redeeming units.  For the years ended December 31, 2009 and 2008, contract maintenance charges were assessed in the amount of $6,503,209 and $5,503,908, respectively.

Transfer Fee Charge

A transfer fee of $25 will apply to transfers made by contract holders between the portfolios in excess of 15 transfers in a contract year.  Jackson may waive the transfer fee in connection with pre-authorized automatic transfer programs, or in those states where a lesser fee is required.  This fee will be deducted from the amount transferred prior to the allocation to a different portfolio.  For the years ended December 31, 2009 and 2008, transfer fee charges were assessed in the amount of $34,952 and $33,073, respectively.

Surrender or Contingent Deferred Sales Charge

During the first three to nine contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract.  The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts.  The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year.  The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals.   For the years ended December 31, 2009 and 2008, surrender charges were assessed in the amount of $25,432,934 and $35,195,770, respectively.

Optional Benefit Charges

Guaranteed Minimum Income Benefit Charge.  If this benefit has been selected, Jackson will assess an annual charge of 0.40% - 0.87%, depending on the product, of the Guaranteed Minimum Income Benefit (GMIB) base.   The charge will be deducted each calendar quarter from the contract value by redeeming units.

Guaranteed Minimum Accumulation Benefit Charge.  If this benefit has been selected, Jackson will assess an annual charge of 1.00% - 1.02%, depending on the product, of the Guaranteed Value (GV).  The charge will be deducted each calendar quarter from the contract value by redeeming units.

Guaranteed Minimum Withdrawal Benefit Charge.  If this benefit has been selected, Jackson will assess an annual charge of 0.51% - 1.86%, depending on the product.  Jackson reserves the right to prospectively increase the charge on new issues or upon any election of any “step-up” subject to a maximum charge of 0.81%.  The charge will be deducted each calendar quarter from the contract value by redeeming units.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 3 – Policy Charges (continued)

Asset-based Charges

Insurance Charges

Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%.  In designated products, this expense is waived for initial contributions greater than $1 million, refer to the product prospectus for eligibility.  The administration charge is designed to reimburse Jackson for expenses incurred in administering the Separate Account and its contracts and is assessed through the unit value calculation.

Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.15% to 1.65% for the assumption of mortality and expense risks.  The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson.  The expense risk assumed by Jackson is that the actual cost of administering the contracts of the Separate Account may exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

Optional Benefit Charges

Earnings Protection Benefit Charge.  If this benefit option has been selected, Jackson will make an additional deduction of 0.20% - 0.45%, depending on the product chosen, on an annual basis of the average daily net asset value of the contract owner’s allocations to the portfolios.

Contract Enhancement Charge.  If one of the contract enhancement benefits is selected, then for a period of five to nine contract years, Jackson will make an additional deduction based upon the average daily net asset value of the contract owner’s allocations to the portfolios.  The amounts of these charges depend upon the contract enhancements selected and range from 0.395% to 0.695%.

Withdrawal Charge Period.  If the optional three, four, or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45%, 0.40%, or 0.30%, respectively, on an annual basis of the average daily net asset value of the contract owner’s allocations to the portfolios.

20% Additional Free Withdrawal Charge.  If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a Contract year without withdrawal charge, Jackson will deduct 0.30% - 0.40% on an annual basis of the average daily net assets value of the contract owner’s allocations to the portfolios.

Optional Death Benefit Charges.  If any of the optional death benefits are selected that are available under the Contract, Jackson will make an additional deduction  of 0.22% - 1.80% on an annual basis of the average daily net asset value of the contract owner’s allocations to the portfolios, based on the optional death benefit selected.

Premium Taxes

Some states and other governmental entities charge premium taxes or other similar taxes.  Jackson pays these taxes and may make a deduction from the value of the contract for them.  Premium taxes generally range from 0% to 3.5% depending on the state.

Note 4 – Related Party Transactions

For contract enhancement benefits related to the optional benefits offered, Jackson contributed $42,967,834 and $55,553,756 to the Separate Account in the form of additional premium to contract owners’ accounts for the years ended December 31, 2009 and 2008, respectively. These amounts are included in purchase payments received from contract owners.

Jackson National Separate Account I
Notes to Financial Statements (continued)
Note 5 – Purchases and Sales of Investments

For the year ended December 31, 2009, purchases and proceeds from sales of investments are as follows:

JNL Series Trust
	Purchases	Proceeds from Sales		Purchases	Proceeds
					from Sales
JNL Institutional Alt 20 Fund	$194,415,946	$11,342,516	JNL/M&G Global Basics Fund	$28,565,859	$8,880,837
JNL Institutional Alt 35 Fund	294,318,138	12,775,733	JNL/M&G Global Leaders Fund	10,566,988	1,155,633
JNL Institutional Alt 50 Fund	346,358,437	19,801,245	JNL/MCM 10 x 10 Fund	111,413,352	48,144,366
JNL Institutional Alt 65 Fund	231,007,458	20,305,073	JNL/MCM Bond Index Fund	286,499,860	143,993,432
JNL/AIM Global Real Estate Fund	112,564,253	55,401,656	JNL/MCM Enhanced S&P 500 Stock Index Fund	9,966,750	48,987,227
JNL/AIM International Growth Fund	94,250,352	54,769,009	JNL/MCM European 30 Fund	14,470,785	3,117,732
JNL/AIM Large Cap Growth Fund	104,349,013	52,444,892	JNL/MCM Global Alpha Fund	7,790,127	1,195,110
JNL/AIM Small Cap Growth Fund	55,120,654	24,285,128	JNL/MCM Index 5 Fund	133,561,421	32,682,667
JNL/Capital Guardian Global Balanced Fund	114,642,420	59,273,072	JNL/MCM International Index Fund	177,381,464	115,244,499
JNL/Capital Guardian Global Diversified Research Fund	119,876,847	50,492,807	JNL/MCM Pacific Rim 30 Fund	17,735,946	3,273,572
JNL/Capital Guardian International Small Cap Fund	89,134,594	25,958,577	JNL/MCM S&P 400 MidCap Index Fund	136,649,020	100,483,379
JNL/Capital Guardian U.S. Growth Equity Fund	145,313,561	43,234,379	JNL/MCM S&P 500 Index Fund	362,680,691	174,044,183
JNL/Credit Suisse Commodity Securities Fund	344,846,073	142,108,005	JNL/MCM Small Cap Index Fund	188,081,511	95,937,643
JNL/Credit Suisse Long/Short Fund	62,336,495	31,302,618	JNL/Oppenheimer Global Growth Fund	75,656,190	38,423,503
JNL/Eagle Core Equity Fund	47,000,712	22,351,840	JNL/PAM Asia ex-Japan Fund	114,259,720	38,352,055
JNL/Eagle SmallCap Equity Fund	94,462,043	65,528,774	JNL/PAM China-India Fund	219,210,312	75,881,951
JNL/Franklin Templeton Founding Strategy Fund	239,941,758	168,077,552	JNL/PIMCO Real Return Fund	456,885,051	252,411,360
JNL/Franklin Templeton Global Growth Fund	50,540,356	16,165,790	JNL/PIMCO Total Return Bond Fund	1,122,580,398	405,491,264
JNL/Franklin Templeton Income Fund	212,591,952	82,381,974	JNL/PPM America Core Equity Fund	9,161,270	52,817,322
JNL/Franklin Templeton Mutual Shares Fund	86,213,967	21,257,040	JNL/PPM America High Yield Bond Fund	450,916,679	225,591,366
JNL/Franklin Templeton Small Cap Value Fund	88,891,596	45,112,162	JNL/PPM America Mid Cap Value Fund	21,075,810	8,808,251
JNL/Goldman Sachs Core Plus Bond Fund	192,260,881	125,807,109	JNL/PPM America Small Cap Value Fund	16,164,747	8,837,649
JNL/Goldman Sachs Emerging Markets Debt Fund	134,600,714	25,009,082	JNL/PPM America Value Equity Fund	33,124,516	21,893,344
JNL/Goldman Sachs Mid Cap Value Fund	76,738,721	37,432,484	JNL/Red Rocks Listed Private Equity Fund	98,713,704	20,743,918
JNL/Ivy Asset Strategy Fund	160,692,415	3,700,178	JNL/S&P 4 Fund	336,870,670	151,121,247
JNL/JPMorgan International Value Fund	115,152,644	79,057,603	JNL/S&P Competitive Advantage Fund	99,600,555	59,498,361
JNL/JPMorgan MidCap Growth Fund	48,637,418	28,827,484	JNL/S&P Disciplined Growth Fund	62,714,796	22,858,101
JNL/JPMorgan U.S. Government & Quality Bond Fund	283,454,206	345,875,652	JNL/S&P Disciplined Moderate Fund	115,427,089	27,703,544
JNL/Lazard Emerging Markets Fund	363,399,056	119,318,354	JNL/S&P Disciplined Moderate Growth Fund	135,925,940	34,452,721
JNL/Lazard Mid Cap Equity Fund	51,720,726	51,642,246	JNL/S&P Dividend Income & Growth Fund	50,000,321	18,260,244
JNL/Lazard Small Cap Equity Fund	6,210,881	62,600,744	JNL/S&P Growth Retirement Strategy Fund	3,724	517,290

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 5 – Purchases and Sales of Investments (continued)

JNL Series Trust (continued)
	Purchases	Proceeds from Sales		Purchases	Proceeds
					from Sales
JNL/S&P Intrinsic Value Fund	$81,333,348	$44,831,881	JNL/S&P Retirement 2025 Fund	$8,514,732	$16,418,743
JNL/S&P Managed Aggressive Growth Fund	197,827,379	109,670,871	JNL/S&P Retirement Income Fund	28,045,799	77,715,824
JNL/S&P Managed Conservative Fund	333,012,774	180,138,618	JNL/S&P Total Yield Fund	48,504,108	34,664,405
JNL/S&P Managed Growth Fund	647,693,295	215,560,546	JNL/Select Balanced Fund	329,388,662	148,148,375
JNL/S&P Managed Moderate Fund	508,219,026	182,604,783	JNL/Select Money Market Fund	904,769,012	1,291,518,536
JNL/S&P Managed Moderate Growth Fund	775,498,557	256,788,370	JNL/Select Value Fund	120,570,052	68,098,987
JNL/S&P Moderate Growth Retirement Strategy Fund	22,030	577,655	JNL/T. Rowe Price Established Growth Fund	209,319,698	105,340,677
JNL/S&P Moderate Retirement Strategy Fund	74,128	1,109,818	JNL/T. Rowe Price Mid-Cap Growth Fund	237,889,478	118,035,837
JNL/S&P Retirement 2015 Fund	20,661,988	51,452,012	JNL/T. Rowe Price Short-Term Bond Fund	190,652,396	98,060,318
JNL/S&P Retirement 2020 Fund	15,808,927	28,911,738	JNL/T. Rowe Price Value Fund	114,476,540	75,753,060

JNL Variable Fund LLC
	Purchases	Proceeds from Sales		Purchases	Proceeds
					from Sales
JNL/MCM 25 Fund	$72,001,066	$139,399,976	JNL/MCM Nasdaq® 25 Fund	$48,287,020	$36,939,560
JNL/MCM Communications Sector Fund	21,918,041	14,905,734	JNL/MCM NYSE® International 25 Fund	53,283,684	42,277,694
JNL/MCM Consumer Brands Sector Fund	19,159,494	14,839,720	JNL/MCM Oil & Gas Sector Fund	298,400,622	209,069,355
JNL/MCM Dow SM 10 Fund	69,795,571	111,808,537	JNL/MCM S&P® 10 Fund	65,844,486	118,173,534
JNL/MCM Dow SM Dividend Fund	78,611,373	62,442,519	JNL/MCM S&P® 24 Fund	19,692,448	17,466,929
JNL/MCM Financial Sector Fund	113,140,858	70,702,623	JNL/MCM S&P® SMid 60 Fund	107,774,078	57,990,056
JNL/MCM Global 15 Fund	101,947,358	197,055,493	JNL/MCM Select Small-Cap Fund	71,947,938	90,619,221
JNL/MCM Healthcare Sector Fund	85,462,428	69,777,415	JNL/MCM Technology Sector Fund	202,865,144	89,872,887
JNL/MCM JNL 5 Fund	602,743,112	753,391,836	JNL/MCM Value Line® 30 Fund	128,092,843	189,226,153
JNL/MCM JNL Optimized 5 Fund	106,309,488	97,799,661	JNL/MCM VIP Fund	65,595,585	61,559,337

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 – Subsequent Events

Management has evaluated subsequent events for the Funds through the date the financial statements are available to be issued, and has concluded there are no events that require financial statement disclosure and/or adjustments to the financial statements.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights
 The following is a summary for each period in the five-year period ended December 31, 2009 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.  Unit values for portfolios that do not have any assets at period end are calculated based on the net asset value of the underlying fund less expenses charged directly to the Separate Account.

									JNL/Capital	JNL/Capital
	JNL Institutional	JNL Institutional	JNL Institutional	JNL Institutional	JNL/AIM Global	JNL/AIM	JNL/AIM	JNL/AIM	Guardian Global	Guardian Global
	Alt 20	Alt 35	Alt 50	Alt 65	Real Estate	International	Large Cap	Small Cap	Balanced	Diversified
	Portfolio(b)	Portfolio(b)	Portfolio(b)	Portfolio(b)	Portfolio(a)	Growth Portfolio	Growth Portfolio	Growth Portfolio	Portfolio	Research Portfolio

Highest expense ratio
Period ended December 31, 2009

Unit Value	$ 12.446093	$ 12.965341	$ 13.272261	$ 13.603273	$ 9.719054	$ 10.490005	$ 8.926762	$ 10.513159	$ 8.665546	$ 16.721749
Total Return *	0.62%***	0.69%***	-0.06%***	-0.93%***	27.71%	31.73%	19.72%	30.15%	17.84%	33.00%
Ratio of Expenses **	3.06%	2.845%	3.01%	3.61%	3.71%	3.91%	3.75%	3.51%	3.86%	3.86%

Period ended December 31, 2008

Unit Value	n/a	n/a	n/a	n/a	$ 7.610482	$ 7.963090	$ 7.456591	$ 8.077700	$ 7.353527	$ 12.573178
Total Return *	n/a	n/a	n/a	n/a	-38.05%	-43.20%	-39.96%	-41.81%	-31.00%	-44.66%
Ratio of Expenses **	n/a	n/a	n/a	n/a	3.71%	3.91%	3.75%	3.51%	3.86%	3.86%

Period ended December 31, 2007

Unit Value	n/a	n/a	n/a	n/a	$ 12.284252	$ 14.019714	$ 12.418859	$ 13.881145	$ 10.657491	$ 22.719950
Total Return *	n/a	n/a	n/a	n/a	-18.12%	5.54%	11.47%	-2.85%***	3.85%	16.05%
Ratio of Expenses **	n/a	n/a	n/a	n/a	3.71%	3.91%	3.75%	3.51%	3.86%	3.86%

Period ended December 31, 2006

Unit Value	n/a	n/a	n/a	n/a	$ 15.003152	$ 13.283412	$ 11.141032	$ 12.952147	$ 10.262688	$ 19.577115
Total Return *	n/a	n/a	n/a	n/a	31.43%	17.90%	3.90%	10.62%	6.60%	9.03%
Ratio of Expenses **	n/a	n/a	n/a	n/a	3.71%	3.91%	3.75%	3.45%	3.86%	3.86%

Period ended December 31, 2005

Unit Value	n/a	n/a	n/a	n/a	$ 11.415702	$ 11.267140	$ 10.722972	$ 11.709139	$ 9.626865	$ 17.956055
Total Return *	n/a	n/a	n/a	n/a	0.00%***	3.64%***	3.30%	4.75%	5.93%	-1.94%
Ratio of Expenses **	n/a	n/a	n/a	n/a	3.71%	3.91%	3.75%	3.45%	3.86%	3.86%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 2, 2005.
(b) Commencement of operations April 6, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

										JNL/Capital	JNL/Capital
	JNL Institutional	JNL Institutional	JNL Institutional	JNL Institutional	JNL/AIM Global	JNL/AIM	JNL/AIM	JNL/AIM		Guardian Global	Guardian Global
	Alt 20	Alt 35	Alt 50	Alt 65	Real Estate	International	Large Cap	Small Cap		Balanced	Diversified
	Portfolio(b)	Portfolio(b)	Portfolio(b)	Portfolio(b)	Portfolio(a)	Growth Portfolio	Growth Portfolio	Growth Portfolio		Portfolio	Research Portfolio

Lowest expense ratio
Period ended December 31, 2009

Unit Value	$ 12.627216	$ 13.133099	$ 13.460423	$ 13.857205	$ 11.029111	$ 16.063122	$ 11.177218	$ 12.907977	n/a	$ 11.426506	$ 25.045545
Total Return *	1.87%***	32.53%***	18.12%***	22.71%***	31.21%	35.63%	23.05%	33.46%	n/a	21.26%	36.72%
Ratio of Expenses **	1.10%	1.10%	1.10%	1.10%	1.00%	1.00%	1.00%	1.00%	n/a	1.00%	1.10%

Period ended December 31, 2008

Unit Value	n/a	n/a	n/a	n/a	$ 8.405404	$ 11.843487	$ 9.083134	$ 9.671897	n/a	$ 9.423048	$ 18.319213
Total Return *	n/a	n/a	n/a	n/a	-36.34%	-41.52%	-38.28%	-40.33%	n/a	-29.00%	-43.11%
Ratio of Expenses **	n/a	n/a	n/a	n/a	1.00%	1.00%	1.00%	1.00%	n/a	1.00%	1.10%

Period ended December 31, 2007

Unit Value	n/a	n/a	n/a	n/a	$ 13.204592	$ 20.253728	$ 14.717475	$ 16.208684	n/a	$ 13.271782	$ 32.201914
Total Return *	n/a	n/a	n/a	n/a	-15.86%	8.68%	14.59%	10.26%	n/a	6.88%	19.32%***
Ratio of Expenses **	n/a	n/a	n/a	n/a	1.00%	1.00%	1.00%	1.00%	n/a	1.00%	1.10%

Period ended December 31, 2006

Unit Value	n/a	n/a	n/a	n/a	$ 15.693623	$ 18.636415	$ 12.843047	$ 14.700524	n/a	$ 12.417826	$ 26.987965
Total Return *	n/a	n/a	n/a	n/a	35.03%	21.37%	6.79%	13.35%	n/a	9.69%	12.65%
Ratio of Expenses **	n/a	n/a	n/a	n/a	1.00%	1.00%	1.00%	1.00%	n/a	1.00%	1.15%

Period ended December 31, 2005

Unit Value	n/a	n/a	n/a	n/a	$ 11.622681	$ 15.355109	$ 12.026701	$ 12.968937	n/a	$ 11.320907	$ 23.956905
Total Return *	n/a	n/a	n/a	n/a	8.19%***	9.59%	6.17%	7.34%	n/a	9.00%	0.75%
Ratio of Expenses **	n/a	n/a	n/a	n/a	1.00%	1.00%	1.00%	1.00%	n/a	1.00%	1.15%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 2, 2005.
(b) Commencement of operations April 6, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

									JNL/Capital	JNL/Capital
	JNL Institutional	JNL Institutional	JNL Institutional	JNL Institutional	JNL/AIM Global	JNL/AIM	JNL/AIM	JNL/AIM	Guardian Global	Guardian Global
	Alt 20	Alt 35	Alt 50	Alt 65	Real Estate	International	Large Cap	Small Cap	Balanced	Diversified
	Portfolio(b)	Portfolio(b)	Portfolio(b)	Portfolio(b)	Portfolio(a)	Growth Portfolio	Growth Portfolio	Growth Portfolio	Portfolio	Research Portfolio

Portfolio data
Period ended December 31, 2009

Net Assets (in thousands)	$ 194,779	$ 303,777	$ 351,060	$ 225,707	$ 214,583	$ 186,951	$ 218,614	$ 86,035	$ 265,058	$ 239,991
Units Outstanding (in thousands)	15,469	23,203	26,163	16,344	20,033	12,731	20,598	7,002	24,522	10,688
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	2.64%	2.29%	0.31%	0.00%	2.63%	1.91%

Period ended December 31, 2008

Net Assets (in thousands)	n/a	n/a	n/a	n/a	$ 112,539	$ 108,750	$ 127,035	$ 37,620	$ 173,339	$ 120,056
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	13,737	10,061	14,671	4,076	19,423	7,531
Investment Income Ratio *	n/a	n/a	n/a	n/a	2.18%	0.42%	0.14%	0.00%	1.15%	0.00%

Period ended December 31, 2007

Net Assets (in thousands)	n/a	n/a	n/a	n/a	$ 134,186	$ 203,285	$ 193,899	$ 69,218	$ 183,983	$ 155,406
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	10,355	10,936	13,729	4,448	14,528	5,770
Investment Income Ratio *	n/a	n/a	n/a	n/a	2.77%	1.65%	0.57%	0.34%	2.54%	0.71%

Period ended December 31, 2006

Net Assets (in thousands)	n/a	n/a	n/a	n/a	$ 151,821	$ 132,458	$ 89,484	$ 47,863	$ 151,521	$ 109,223
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	9,795	7,662	7,210	3,368	12,674	5,042
Investment Income Ratio *	n/a	n/a	n/a	n/a	1.51%	1.62%	0.02%	0.00%	0.93%	0.30%

Period ended December 31, 2005

Net Assets (in thousands)	n/a	n/a	n/a	n/a	$ 23,177	$ 88,044	$ 77,265	$ 45,043	$ 118,850	$ 117,922
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	2,005	6,119	6,605	3,570	10,813	6,149
Investment Income Ratio *	n/a	n/a	n/a	n/a	0.00%	1.75%	0.04%	0.00%	0.01%	0.50%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a) Commencement of operations May 2, 2005
(b) Commencement of operations April 6, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Capital	JNL/Capital	JNL/Credit Suisse	JNL/				JNL/Franklin
	Guardian	Guardian U.S.	Commodity	Credit Suisse	JNL/Eagle	JNL/Eagle	JNL/Franklin	Templeton	JNL/Franklin	JNL/Franklin
	International Small	Growth Equity	Securities	Long/Short	Core Equity	SmallCap Equity	Templeton Founding	Global Growth	Templeton	Templeton Mutual
	Cap Portfolio(c)	Portfolio	Portfolio(b)	Portfolio(b)	Portfolio	Portfolio	Strategy Portfolio(b)	Portfolio(b)	Income Portfolio(a)	Shares Portfolio(b)

Highest expense ratio
Period ended December 31, 2009

Unit Value	$ 6.440753	$ 17.374529	$ 9.113705	$ 7.712029	$ 11.707821	$ 15.081920	$ 7.536660	$ 7.026219	$ 9.164130	$ 7.186112
Total Return *	47.18%	30.30%	44.49%	21.10%	29.36%	30.29%	25.52%	26.20%	28.27%	22.82%
Ratio of Expenses **	3.61%	3.41%	3.695%	3.06%	3.40%	3.91%	3.61%	3.61%	3.56%	3.145%

Period ended December 31, 2008

Unit Value	$ 4.376090	$ 13.334545	$ 6.307417	$ 6.368322	$ 9.050892	$ 11.575782	$ 6.004356	$ 5.567683	$ 7.144350	$ 5.851107
Total Return *	-49.35%***	-42.86%	-52.24%***	-34.86%***	-41.07%	-40.65%	-34.77%***	-42.73%	-32.19%	-39.82%
Ratio of Expenses **	3.61%	3.41%	3.695%	3.06%	3.40%	3.91%	3.61%	3.61%	3.56%	3.145%

Period ended December 31, 2007

Unit Value	$ 9.848527	$ 23.335999	$ 13.428198	$ 10.538002	$ 15.359991	$ 19.503996	$ 9.775729	$ 9.721359	$ 10.536430	$ 9.723155
Total Return *	-1.51%***	6.03%	-3.84%***	3.69%***	-2.79%	7.77%	-6.46%***	-5.91%***	-1.73%	-8.10%***
Ratio of Expenses **	2.845%	3.41%	3.61%	3.05%	3.40%	3.91%	3.31%	3.61%	3.56%	3.145%

Period ended December 31, 2006

Unit Value	n/a	$ 22.007930	n/a	n/a	$ 15.801623	$ 18.097518	n/a	n/a	$ 10.722272	n/a
Total Return *	n/a	1.11%	n/a	n/a	8.60%	15.49%	n/a	n/a	4.10%***	n/a
Ratio of Expenses **	n/a	3.41%	n/a	n/a	3.40%	3.91%	n/a	n/a	3.56%	n/a

Period ended December 31, 2005

Unit Value	n/a	$ 21.766740	n/a	n/a	$ 14.549938	$ 15.669951	n/a	n/a	n/a	n/a
Total Return *	n/a	5.48%***	n/a	n/a	-0.07%	-0.24%***	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	3.41%	n/a	n/a	3.40%	3.91%	n/a	n/a	n/a	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations January 16, 2007.
(c) Commencement of operations December 3, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Capital	JNL/Capital	JNL/Credit Suisse	JNL/				JNL/Franklin
	Guardian	Guardian U.S.	Commodity	Credit Suisse	JNL/Eagle	JNL/Eagle	JNL/Franklin	Templeton		JNL/Franklin	JNL/Franklin
	International Small	Growth Equity	Securities	Long/Short	Core Equity	SmallCap Equity	Templeton Founding	Global Growth		Templeton	Templeton Mutual
	Cap Portfolio(c)	Portfolio	Portfolio(b)	Portfolio(b)	Portfolio	Portfolio	Strategy Portfolio(b)	Portfolio(b)		Income Portfolio(a)	Shares Portfolio(b)

Lowest expense ratio
Period ended December 31, 2009

Unit Value	$ 6.785510	$ 24.723078	$ 9.869603	$ 8.196234	$ 16.108550	$ 22.208611	$ 8.141578	$ 7.567485	n/a	$ 10.066533	$ 7.633746
Total Return *	50.92%	33.47%	48.44%	23.62%	32.50%	34.14%	28.84%	29.40%	n/a	31.60%	25.35%
Ratio of Expenses **	1.10%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.10%	n/a	1.00%	1.10%

Period ended December 31, 2008

Unit Value	$ 4.496055	$ 18.523053	$ 6.648895	$ 6.630091	$ 12.157618	$ 16.556491	$ 6.319163	$ 5.847939	n/a	$ 7.649488	$ 6.089773
Total Return *	-25.74%***	-41.46%	-51.71%	-2.64%***	-39.64%	-38.90%	-36.77%	-41.27%	n/a	-30.44%	-5.75%***
Ratio of Expenses **	1.10%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.10%	n/a	1.00%	1.10%

Period ended December 31, 2007

Unit Value	$ 9.860527	$ 31.644131	$ 13.767720	$ 10.731355	$ 20.143014	$ 27.096246	$ 9.993973	$ 9.957514	n/a	$ 10.996249	$ 9.910412
Total Return *	-1.39%***	8.63%	14.25%***	6.45%***	-0.42%	10.97%	-1.17%***	2.11%***	n/a	0.83%	-0.79%***
Ratio of Expenses **	1.25%	1.00%	1.00%	1.15%	1.00%	1.00%	1.00%	1.10%	n/a	1.00%	1.15%

Period ended December 31, 2006

Unit Value	n/a	$ 29.129267	n/a	n/a	$ 20.228069	$ 24.417432	n/a	n/a	n/a	$ 10.908218	n/a
Total Return *	n/a	3.57%	n/a	n/a	11.23%	18.89%	n/a	n/a	n/a	-0.02%***	n/a
Ratio of Expenses **	n/a	1.00%	n/a	n/a	1.00%	1.00%	n/a	n/a	n/a	1.00%	n/a

Period ended December 31, 2005

Unit Value	n/a	$ 28.126118	n/a	n/a	$ 18.185242	$ 20.537083	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	3.63%	n/a	n/a	2.35%	1.50%	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	1.00%	n/a	n/a	1.00%	1.00%	n/a	n/a	n/a	n/a	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations January 16, 2007.
(c) Commencement of operations December 3, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Capital	JNL/Capital	JNL/Credit Suisse	JNL/				JNL/Franklin
	Guardian	Guardian U.S.	Commodity	Credit Suisse	JNL/Eagle	JNL/Eagle	JNL/Franklin	Templeton	JNL/Franklin	JNL/Franklin
	International Small	Growth Equity	Securities	Long/Short	Core Equity	SmallCap Equity	Templeton Founding	Global Growth	Templeton	Templeton Mutual
	Cap Portfolio(c)	Portfolio	Portfolio(b)	Portfolio(b)	Portfolio	Portfolio	Strategy Portfolio(b)	Portfolio(b)	Income Portfolio(a)	Shares Portfolio(b)

Portfolio data
Period ended December 31, 2009

Net Assets (in thousands)	$ 92,048	$ 284,325	$ 499,893	$ 86,765	$ 76,609	$ 179,792	$ 795,638	$ 82,733	$ 406,535	$ 146,000
Units Outstanding (in thousands)	13,701	12,891	51,594	10,774	5,158	8,801	99,557	11,092	41,299	19,405
Investment Income Ratio *	2.32%	0.19%	1.06%	0.93%	1.42%	0.00%	0.07%	2.38%	7.51%	4.87%

Period ended December 31, 2008

Net Assets (in thousands)	$ 15,040	$ 123,760	$ 175,643	$ 40,233	$ 37,396	$ 107,791	$ 552,970	$ 34,780	$ 214,040	$ 60,998
Units Outstanding (in thousands)	3,365	7,729	26,783	6,154	3,315	7,090	88,674	6,013	28,474	10,133
Investment Income Ratio *	0.25%	0.00%	0.06%	0.00%	2.61%	0.00%	1.40%	0.02%	0.09%	0.00%

Period ended December 31, 2007

Net Assets (in thousands)	$ 1,986	$ 151,626	$ 294,796	$ 19,247	$ 70,254	$ 159,201	$ 762,485	$ 47,195	$ 252,304	$ 71,047
Units Outstanding (in thousands)	202	5,756	21,577	1,804	3,735	6,378	76,812	4,766	23,215	7,206
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	1.88%	2.39%	0.00%	1.28%	4.81%	0.00%

Period ended December 31, 2006

Net Assets (in thousands)	n/a	$ 139,074	n/a	n/a	$ 78,068	$ 104,070	n/a	n/a	$ 58,428	n/a
Units Outstanding (in thousands)	n/a	5,847	n/a	n/a	4,109	4,595	n/a	n/a	5,381	n/a
Investment Income Ratio *	n/a	0.00%	n/a	n/a	0.02%	0.00%	n/a	n/a	5.07%	n/a

Period ended December 31, 2005

Net Assets (in thousands)	n/a	$ 165,961	n/a	n/a	$ 80,193	$ 80,053	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	7,241	n/a	n/a	4,663	4,181	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	0.00%	n/a	n/a	0.87%	0.00%	n/a	n/a	n/a	n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations January 16, 2007.
(c) Commencement of operations December 3, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Franklin	JNL/	JNL/Goldman	JNL/				JNL/JPMorgan
	Templeton	Goldman Sachs	Sachs Emerging	Goldman Sachs	JNL/Ivy	JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard	JNL/Lazard
	Small Cap	Core Plus	Markets Debt	Mid Cap	Asset Strategy	International	MidCap Growth	& Quality Bond	Emerging Markets	Mid Cap
	Value Portfolio(a)	Bond Portfolio	Portfolio(c)	Value Portfolio(a)	Portfolio(d)	Value Portfolio	Portfolio	Portfolio	Portfolio(b)	Equity Portfolio

Highest expense ratio
Period ended December 31, 2009

Unit Value	$ 9.071610	$ 14.967299	$ 11.380544	$ 9.571077	$ 10.330943	$ 9.177295	$ 14.458073	$ 12.792920	$ 10.885966	$ 12.678476
Total Return *	28.47%	9.78%	-2.17%***	27.56%	0.07%***	25.18%	37.89%	-0.12%	65.65%	34.59%
Ratio of Expenses **	3.91%	3.91%	3.61%	3.91%	2.96%	3.91%	3.61%	3.75%	3.61%	3.695%

Period ended December 31, 2008

Unit Value	$ 7.061138	$ 13.633944	$ 9.615461	$ 7.502931	n/a	$ 7.331489	$ 10.484843	$ 12.808585	$ 6.571545	$ 9.420260
Total Return *	-35.69%	-8.81%	5.28%***	-38.54%	n/a	-46.62%	-46.41%	2.61%	-51.82%	-41.18%
Ratio of Expenses **	3.91%	3.91%	2.845%	3.91%	n/a	3.91%	3.61%	3.75%	3.61%	3.695%

Period ended December 31, 2007

Unit Value	$ 10.980404	$ 14.950410	n/a	$ 12.208730	n/a	$ 13.734935	$ 19.566550	$ 12.482587	$ 13.639504	$ 16.014550
Total Return *	-9.76%	2.88%	n/a	-1.17%	n/a	7.66%	4.11%	2.45%	-2.44%***	-6.16%
Ratio of Expenses **	3.91%	3.91%	n/a	3.91%	n/a	3.91%	3.61%	3.75%	3.61%	3.695%

Period ended December 31, 2006

Unit Value	$ 12.167333	$ 14.532441	n/a	$ 12.353358	n/a	$ 12.758163	$ 18.793604	$ 12.184558	$ 10.747873	$ 17.065782
Total Return *	13.21%	0.68%	n/a	11.30%	n/a	26.93%	8.10%	-0.54%	11.69%***	7.85%***
Ratio of Expenses **	3.91%	3.91%	n/a	3.91%	n/a	3.91%	3.61%	3.75%	3.36%	3.695%

Period ended December 31, 2005

Unit Value	$ 10.747716	$ 14.434635	n/a	$ 11.098693	n/a	$ 10.051067	$ 17.386172	$ 12.250484	n/a	$ 15.559998
Total Return *	0.89%***	-0.25%***	n/a	-0.85%***	n/a	4.81%***	2.41%***	-1.40%	n/a	4.96%
Ratio of Expenses **	3.91%	3.91%	n/a	3.91%	n/a	3.91%	3.61%	3.75%	n/a	3.61%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 2, 2005.
(b) Commencement of operations May 1, 2006.
(c) Commencement of operations October 6, 2008.
(d) Commencement of operations September 28, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Franklin	JNL/	JNL/Goldman	JNL/				JNL/JPMorgan
	Templeton	Goldman Sachs	Sachs Emerging	Goldman Sachs	JNL/Ivy	JNL/JPMorgan	JNL/JPMorgan	U.S. Government		JNL/Lazard	JNL/Lazard
	Small Cap	Core Plus	Markets Debt	Mid Cap	Asset Strategy	International	MidCap Growth	& Quality Bond		Emerging Markets	Mid Cap
	Value Portfolio(a)	Bond Portfolio	Portfolio(c)	Value Portfolio(a)	Portfolio(d)	Value Portfolio	Portfolio	Portfolio		Portfolio(b)	Equity Portfolio

Lowest expense ratio
Period ended December 31, 2009

Unit Value	$ 10.390995	$ 22.917617	$ 11.753563	$ 10.963264	$ 10.383224	$ 12.952293	$ 21.185481	$ 19.133594	n/a	$ 11.979738	$ 17.443577
Total Return *	32.27%	13.02%	6.16%***	31.33%	-0.96%***	28.87%	41.54%	2.66%	n/a	70.03%	38.26%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	n/a	1.00%	1.00%

Period ended December 31, 2008

Unit Value	$ 7.855974	$ 20.277549	$ 9.655005	$ 8.347706	n/a	$ 10.050436	$ 14.968151	$ 18.637360	n/a	$ 7.045604	$ 12.616145
Total Return *	-33.79%	-6.12%	-3.14%***	-36.73%	n/a	-45.05%	-45.00%	5.47%	n/a	-50.55%	-39.57%
Ratio of Expenses **	1.00%	1.00%	1.10%	1.00%	n/a	1.00%	1.00%	1.00%	n/a	1.00%	1.00%

Period ended December 31, 2007

Unit Value	$ 11.866094	$ 21.598776	n/a	$ 13.193511	n/a	$ 18.288854	$ 27.213447	$ 17.670275	n/a	$ 14.246633	$ 20.877235
Total Return *	-7.07%	5.94%	n/a	1.94%***	n/a	10.85%	6.88%	5.32%	n/a	24.60%***	-3.58%
Ratio of Expenses **	1.00%	1.00%	n/a	1.00%	n/a	1.00%	1.00%	1.00%	n/a	1.00%	1.00%

Period ended December 31, 2006

Unit Value	$ 12.769450	$ 20.388598	n/a	$ 12.942905	n/a	$ 16.498809	$ 25.461414	$ 16.777961	n/a	$ 10.910134	$ 21.652882
Total Return *	3.43%***	3.65%	n/a	14.50%	n/a	30.67%	10.94%	2.23%	n/a	19.04%***	13.42%
Ratio of Expenses **	1.00%	1.00%	n/a	1.15%	n/a	1.00%	1.00%	1.00%	n/a	1.10%	1.00%

Period ended December 31, 2005

Unit Value	$ 10.946232	$ 19.671463	n/a	$ 11.303526	n/a	$ 12.626277	$ 22.949895	$ 16.412388	n/a	n/a	$ 19.090166
Total Return *	7.60%***	1.60%	n/a	10.14%***	n/a	17.39%	5.11%	1.34%	n/a	n/a	10.69%***
Ratio of Expenses **	1.15%	1.00%	n/a	1.15%	n/a	1.00%	1.00%	1.00%	n/a	n/a	1.00%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 2, 2005.
(b) Commencement of operations May 1, 2006.
(c) Commencement of operations October 6, 2008.
(d) Commencement of operations September 28, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Franklin	JNL/	JNL/Goldman	JNL/				JNL/JPMorgan
	Templeton	Goldman Sachs	Sachs Emerging	Goldman Sachs	JNL/Ivy	JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard	JNL/Lazard
	Small Cap	Core Plus	Markets Debt	Mid Cap	Asset Strategy	International	MidCap Growth	& Quality Bond	Emerging Markets	Mid Cap
	Value Portfolio(a)	Bond Portfolio	Portfolio(c)	Value Portfolio(a)	Portfolio(d)	Value Portfolio	Portfolio	Portfolio	Portfolio(b)	Equity Portfolio

Portfolio data
Period ended December 31, 2009

Net Assets (in thousands)	$ 126,299	$ 365,183	$ 126,741	$ 130,124	$ 157,832	$ 270,170	$ 115,417	$ 389,728	$ 531,698	$ 150,303
Units Outstanding (in thousands)	12,508	17,500	10,866	12,215	15,362	22,142	6,505	22,457	45,414	9,389
Investment Income Ratio *	0.95%	4.93%	0.19%	1.26%	0.00%	4.71%	0.00%	2.38%	2.38%	0.83%

Period ended December 31, 2008

Net Assets (in thousands)	$ 57,615	$ 276,385	$ 8,743	$ 64,799	n/a	$ 187,536	$ 64,780	$ 448,360	$ 148,734	$ 110,321
Units Outstanding (in thousands)	7,519	14,923	906	7,952	n/a	19,656	5,353	26,520	21,505	9,536
Investment Income Ratio *	1.19%	3.40%	0.00%	1.02%	n/a	1.94%	0.00%	2.87%	0.66%	1.22%

Period ended December 31, 2007

Net Assets (in thousands)	$ 57,150	$ 329,798	n/a	$ 89,409	n/a	$ 396,407	$ 133,042	$ 190,859	$ 243,760	$ 214,652
Units Outstanding (in thousands)	4,912	16,644	n/a	6,902	n/a	22,558	6,122	11,779	17,321	11,206
Investment Income Ratio *	2.81%	3.54%	n/a	2.42%	n/a	5.66%	0.00%	3.79%	0.26%	5.52%

Period ended December 31, 2006

Net Assets (in thousands)	$ 45,327	$ 251,053	n/a	$ 54,652	n/a	$ 293,190	$ 112,750	$ 167,521	$ 30,065	$ 185,662
Units Outstanding (in thousands)	3,595	13,343	n/a	4,264	n/a	18,030	5,729	10,828	2,766	9,361
Investment Income Ratio *	1.38%	0.09%	n/a	2.41%	n/a	2.37%	0.00%	0.00%	0.00%	2.84%

Period ended December 31, 2005

Net Assets (in thousands)	$ 12,193	$ 187,199	n/a	$ 22,285	n/a	$ 116,828	$ 120,214	$ 168,504	n/a	$ 162,241
Units Outstanding (in thousands)	1,120	10,244	n/a	1,978	n/a	9,007	6,834	11,098	n/a	9,282
Investment Income Ratio *	0.00%	5.94%	n/a	0.00%	n/a	0.45%	0.27%	3.73%	n/a	10.23%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a) Commencement of operations May 2, 2005.
(b) Commencement of operations May 1, 2006.
(c) Commencement of operations October 6, 2008.
(d) Commencement of operations September 28, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Lazard	JNL/M&G	JNL/M&G	JNL/MCM		JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Small Cap	Global Basics	Global Leaders	10 x 10	JNL/MCM	Bond Index	Communications	Consumer Brands	Dow 10	Dow Dividend
	Equity Portfolio(d)	Portfolio(c)	Portfolio(c)	Portfolio(b)	25 Portfolio	Portfolio	Sector Portfolio	Sector Portfolio	Portfolio	Portfolio(a)

Highest expense ratio
Period ended December 31, 2009

Unit Value	$ 7.230905	$ 11.846888	$ 11.081543	$ 7.244035	$ 8.939833	$ 10.452001	$ 3.628383	$ 7.568376	$ 5.277655	$ 5.695866
Total Return *	-6.11%	0.00%***	9.79%***	20.73%	46.95%	1.69%	21.02%	28.48%	11.33%	15.99%
Ratio of Expenses **	3.51%	3.545%	2.895%	3.145%	4.00%	3.91%	3.71%	3.56%	4.00%	3.61%

Period ended December 31, 2008

Unit Value	$ 7.701860	$ 8.374701	$ 8.306746	$ 6.000234	$ 6.083724	$ 10.278779	$ 2.998232	$ 5.890476	$ 4.740586	$ 4.910643
Total Return *	-40.69%	12.01%***	6.85%***	-38.22%	-37.77%	-0.28%	-41.84%	-33.70%	-48.14%	-42.83%***
Ratio of Expenses **	3.51%	2.295%	2.56%	3.145%	4.00%	3.91%	3.71%	3.56%	4.00%	3.61%

Period ended December 31, 2007

Unit Value	$ 12.986859	n/a	n/a	$ 9.712781	$ 9.775965	$ 10.307274	$ 5.154877	$ 8.884283	$ 9.141905	$ 10.068067
Total Return *	-10.04%	n/a	n/a	-2.81%***	-6.66%	2.31%	0.49%	-11.10%	-2.96%	-13.16%
Ratio of Expenses **	3.51%	n/a	n/a	3.145%	4.00%	3.91%	3.71%	3.56%	4.00%	3.545%

Period ended December 31, 2006

Unit Value	$ 14.436122	n/a	n/a	n/a	$ 10.473370	$ 10.074061	$ 5.129986	$ 9.994079	$ 9.420741	$ 11.593769
Total Return *	6.54%***	n/a	n/a	n/a	7.84%	-0.32%	15.15%***	9.48%	24.49%	2.15%***
Ratio of Expenses **	3.51%	n/a	n/a	n/a	4.00%	3.91%	3.71%	3.56%	4.00%	3.545%

Period ended December 31, 2005

Unit Value	$ 12.861470	n/a	n/a	n/a	$ 9.711698	$ 10.106316	$ 4.041766	$ 9.128653	$ 7.567178	n/a
Total Return *	1.11%	n/a	n/a	n/a	-6.73%	-0.30%***	-2.22%	-3.04%***	-9.36%	n/a
Ratio of Expenses **	3.45%	n/a	n/a	n/a	4.00%	3.91%	3.21%	3.56%	4.00%	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 17, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.
(d) For 2009, the period is from January 1, 2009 through acquisition April 3, 2009. Unit values disclosed are as of April 3, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Lazard	JNL/M&G	JNL/M&G	JNL/MCM		JNL/MCM	JNL/MCM	JNL/MCM		JNL/MCM	JNL/MCM
	Small Cap	Global Basics	Global Leaders	10 x 10	JNL/MCM	Bond Index	Communications	Consumer Brands		Dow 10	Dow Dividend
	Equity Portfolio(d)	Portfolio(c)	Portfolio(c)	Portfolio(b)	25 Portfolio	Portfolio	Sector Portfolio	Sector Portfolio		Portfolio	Portfolio(a)

Lowest expense ratio
Period ended December 31, 2009

Unit Value	$ 9.553190	$ 12.225430	$ 11.344119	$ 7.650716	$ 12.247240	$ 13.179022	$ 4.823358	$ 9.903635	n/a	$ 7.230299	$ 6.315424
Total Return *	-5.51%	45.54%	36.06%	23.22%	51.42%	4.70%	24.34%	31.82%	n/a	14.72%	19.06%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.10%	1.00%	1.00%	1.00%	1.00%	n/a	1.00%	1.00%

Period ended December 31, 2008

Unit Value	$ 10.110605	$ 8.400224	$ 8.337377	$ 6.208784	$ 8.088140	$ 12.587951	$ 3.879092	$ 7.513185	n/a	$ 6.302564	$ 5.304558
Total Return *	-39.19%	-5.59%***	-4.47%***	-35.78%***	-35.87%	2.66%	-40.24%	-31.98%	n/a	-46.57%	-49.87%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.10%	1.00%	1.00%	1.00%	1.00%	n/a	1.00%	1.00%

Period ended December 31, 2007

Unit Value	$ 16.625624	n/a	n/a	$ 9.843719	$ 12.612726	$ 12.261238	$ 6.491019	$ 11.045267	n/a	$ 11.794827	$ 10.581265
Total Return *	-7.74%	n/a	n/a	-4.92%***	-3.80%	5.36%	3.26%***	-8.79%	n/a	0.01%	-10.83%***
Ratio of Expenses **	1.00%	n/a	n/a	1.15%	1.00%	1.00%	1.00%	1.00%	n/a	1.00%	1.00%

Period ended December 31, 2006

Unit Value	$ 18.020082	n/a	n/a	n/a	$ 13.110972	$ 11.637195	$ 6.286020	$ 12.109280	n/a	$ 11.793390	$ 11.865620
Total Return *	15.64%	n/a	n/a	n/a	11.12%	2.62%	35.64%	12.31%	n/a	28.28%	18.66%***
Ratio of Expenses **	1.00%	n/a	n/a	n/a	1.00%	1.00%	1.10%	1.00%	n/a	1.00%	1.10%

Period ended December 31, 2005

Unit Value	$ 15.583063	n/a	n/a	n/a	$ 11.799121	$ 11.340550	$ 4.634201	$ 10.781848	n/a	$ 9.193764	n/a
Total Return *	3.61%	n/a	n/a	n/a	-3.89%	0.84%	-0.14%	-0.10%***	n/a	6.61%	n/a
Ratio of Expenses **	1.00%	n/a	n/a	n/a	1.00%	1.00%	1.10%	1.00%	n/a	1.00%	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 17, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.
(d) For 2009, the period is from January 1, 2009 through acquisition April 3, 2009. Unit values disclosed are as of April 3, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Lazard	JNL/M&G	JNL/M&G	JNL/MCM		JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Small Cap	Global Basics	Global Leaders	10 x 10	JNL/MCM	Bond Index	Communications	Consumer Brands	Dow 10	Dow Dividend
	Equity Portfolio(d)	Portfolio(c)	Portfolio(c)	Portfolio(b)	25 Portfolio	Portfolio	Sector Portfolio	Sector Portfolio	Portfolio	Portfolio(a)

Portfolio data
Period ended December 31, 2009

Net Assets (in thousands)	$ -	$ 23,031	$ 11,179	$ 172,516	$ 383,253	$ 466,312	$ 39,177	$ 33,163	$ 338,274	$ 231,277
Units Outstanding (in thousands)	-	1,899	993	22,814	33,485	37,262	8,725	3,576	50,000	37,582
Investment Income Ratio *	0.50%	0.74%	1.33%	4.71%	4.57%	3.09%	4.96%	0.68%	0.00%	7.43%

Period ended December 31, 2008

Net Assets (in thousands)	$ 60,108	$ 552	$ 366	$ 88,276	$ 326,726	$ 314,498	$ 27,618	$ 22,306	$ 335,675	$ 187,965
Units Outstanding (in thousands)	6,377	66	44	14,348	42,986	26,242	7,623	3,172	56,632	36,151
Investment Income Ratio *	0.00%	0.00%	0.17%	1.18%	3.13%	4.39%	4.39%	0.34%	0.00%	0.45%

Period ended December 31, 2007

Net Assets (in thousands)	$ 111,168	n/a	n/a	$ 50,864	$ 689,744	$ 303,352	$ 82,006	$ 17,959	$ 815,547	$ 381,088
Units Outstanding (in thousands)	7,130	n/a	n/a	5,188	57,881	25,866	13,425	1,719	73,139	36,492
Investment Income Ratio *	3.78%	n/a	n/a	0.00%	1.64%	4.40%	4.21%	0.49%	0.00%	0.00%

Period ended December 31, 2006

Net Assets (in thousands)	$ 127,361	n/a	n/a	n/a	$ 707,449	$ 231,059	$ 53,066	$ 22,722	$ 848,141	$ 278,475
Units Outstanding (in thousands)	7,493	n/a	n/a	n/a	56,752	20,619	8,876	1,967	75,604	23,593
Investment Income Ratio *	9.21%	n/a	n/a	n/a	0.00%	2.20%	2.29%	0.22%	0.00%	0.00%

Period ended December 31, 2005

Net Assets (in thousands)	$ 121,325	n/a	n/a	n/a	$ 547,728	$ 169,206	$ 12,982	$ 17,930	$ 547,103	n/a
Units Outstanding (in thousands)	8,217	n/a	n/a	n/a	48,527	15,411	2,866	1,727	62,187	n/a
Investment Income Ratio *	5.37%	n/a	n/a	n/a	0.00%	2.91%	9.45%	1.73%	0.00%	n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a) Commencement of operations January 17, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.
(d) For 2009, the period is from January 1, 2009 through acquisition April 3, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM
	Enhanced	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	S&P 500 Stock	European 30	Financial	Global 15	Global Alpha	Healthcare	Index 5	International	JNL 5	JNL Optimized
	Index Portfolio(d)	Portfolio(c)	Sector Portfolio	Portfolio	Portfolio(e)	Sector Portfolio	Portfolio(b)	Index Portfolio	Portfolio	5 Portfolio(a)

Highest expense ratio
Period ended December 31, 2009

Unit Value	$ 4.550344	$ 11.735781	$ 5.475175	$ 9.707498	$ 9.811293	$ 9.126428	$ 7.970029	$ 12.049528	$ 8.580057	$ 7.979799
Total Return *	-7.32%	6.88%***	14.41%	25.92%	-2.51%***	16.12%	2.11%***	24.34%	19.63%	32.73%
Ratio of Expenses **	3.80%	2.91%	3.61%	4.00%	2.71%	3.56%	3.61%	3.895%	3.695%	3.695%

Period ended December 31, 2008

Unit Value	$ 4.909712	$ 8.579682	$ 4.785452	$ 7.709450	n/a	$ 7.859728	$ 6.641190	$ 9.690621	$ 7.171980	$ 6.012211
Total Return *	-40.13%	-9.36%***	-52.39%	-50.53%	n/a	-25.89%	-29.78%***	-45.10%	-44.62%	-48.04%
Ratio of Expenses **	3.80%	2.295%	3.61%	4.00%	n/a	3.56%	3.26%	3.895%	3.695%	3.695%

Period ended December 31, 2007

Unit Value	$ 8.200194	n/a	$ 10.052315	$ 15.585405	n/a	$ 10.605473	$ 9.793444	$ 17.652756	$ 12.950761	$ 11.569752
Total Return *	-0.13%	n/a	-20.31%	6.74%	n/a	3.78%	-4.03%***	6.15%	-2.26%	13.27%***
Ratio of Expenses **	3.80%	n/a	3.61%	4.00%	n/a	3.56%	3.11%	3.895%	3.695%	3.695%

Period ended December 31, 2006

Unit Value	$ 8.210535	n/a	$ 12.613960	$ 14.601799	n/a	$ 10.218724	n/a	$ 16.629925	$ 13.250811	$ 10.602318
Total Return *	12.49%	n/a	14.49%	34.63%	n/a	2.56%	n/a	20.79%	14.52%	12.32%***
Ratio of Expenses **	3.80%	n/a	3.61%	4.00%	n/a	3.56%	n/a	3.895%	3.695%	3.26%

Period ended December 31, 2005

Unit Value	$ 7.298669	n/a	$ 11.017663	$ 10.845521	n/a	$ 9.963495	n/a	$ 13.767148	$ 11.570828	n/a
Total Return *	0.37%	n/a	7.04%***	5.88%	n/a	5.18%***	n/a	8.99%	7.65%***	n/a
Ratio of Expenses **	3.80%	n/a	3.61%	4.00%	n/a	3.56%	n/a	3.895%	3.695%	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.
(d) For 2009, the period is from January 1, 2009 through acquisition April 3, 2009. Unit values disclosed are as of April 3, 2009.
(e) Commencement of operations September 28, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM
	Enhanced	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM		JNL/MCM	JNL/MCM
	S&P 500 Stock	European 30	Financial	Global 15	Global Alpha	Healthcare	Index 5	International		JNL 5	JNL Optimized
	Index Portfolio(d)	Portfolio(c)	Sector Portfolio	Portfolio	Portfolio(e)	Sector Portfolio	Portfolio(b)	Index Portfolio		Portfolio	5 Portfolio(a)

Lowest expense ratio
Period ended December 31, 2009

Unit Value	$ 6.001171	$ 12.001143	$ 7.202118	$ 13.299024	$ 9.852047	$ 12.006527	$ 8.523506	$ 15.172458	n/a	$ 9.881825	$ 8.809122
Total Return *	-6.66%	7.56%***	17.44%	29.75%	-2.14%***	19.77%	23.79%	27.99%	n/a	22.90%	36.35%
Ratio of Expenses **	1.00%	1.10%	1.00%	1.00%	1.10%	1.00%	1.10%	1.00%	n/a	1.00%	1.00%

Period ended December 31, 2008

Unit Value	$ 6.429082	$ 8.602749	$ 6.132779	$ 10.249580	n/a	$ 10.024957	$ 6.885272	$ 11.853967	n/a	$ 8.040449	$ 6.460537
Total Return *	-38.43%	-7.01%***	-51.14%	-49.03%	n/a	-23.97%	-28.18%***	-43.49%	n/a	-43.11%	-46.62%
Ratio of Expenses **	1.00%	1.15%	1.00%	1.00%	n/a	1.00%	1.10%	1.00%	n/a	1.00%	1.00%

Period ended December 31, 2007

Unit Value	$ 10.441324	n/a	$ 12.550628	$ 20.108100	n/a	$ 13.185167	$ 9.923123	$ 20.977377	n/a	$ 14.132910	$ 12.101901
Total Return *	2.73%	n/a	-18.19%***	10.01%	n/a	6.49%	1.36%***	9.29%	n/a	0.42%	2.26%***
Ratio of Expenses **	1.00%	n/a	1.00%	1.00%	n/a	1.00%	1.15%	1.00%	n/a	1.00%	1.00%

Period ended December 31, 2006

Unit Value	$ 10.164248	n/a	$ 15.340976	$ 18.279250	n/a	$ 12.381483	n/a	$ 19.194913	n/a	$ 14.073753	$ 10.751698
Total Return *	15.68%	n/a	18.64%	38.72%	n/a	5.21%	n/a	24.33%	n/a	17.64%	7.09%***
Ratio of Expenses **	1.00%	n/a	1.15%	1.00%	n/a	1.00%	n/a	1.00%	n/a	1.00%	1.15%

Period ended December 31, 2005

Unit Value	$ 8.786572	n/a	$ 12.930662	$ 13.176756	n/a	$ 11.767904	n/a	$ 15.438331	n/a	$ 11.963532	n/a
Total Return *	3.21%	n/a	4.90%	9.09%	n/a	8.74%***	n/a	12.19%	n/a	-0.31%***	n/a
Ratio of Expenses **	1.00%	n/a	1.15%	1.00%	n/a	1.00%	n/a	1.00%	n/a	1.00%	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.
(d) For 2009, the period is from January 1, 2009 through acquisition April 3, 2009. Unit values disclosed are as of April 3, 2009.
(e) Commencement of operations September 28, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM
	Enhanced	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	S&P 500 Stock	European 30	Financial	Global 15	Global Alpha	Healthcare	Index 5	International	JNL 5	JNL Optimized
	Index Portfolio(d)	Portfolio(c)	Sector Portfolio	Portfolio	Portfolio(e)	Sector Portfolio	Portfolio(b)	Index Portfolio	Portfolio	5 Portfolio(a)

Portfolio data
Period ended December 31, 2009

Net Assets (in thousands)	$ -	$ 12,296	$ 139,933	$ 571,293	$ 6,516	$ 151,086	$ 181,699	$ 448,711	$ 3,112,603	$ 394,466
Units Outstanding (in thousands)	-	1,030	20,881	45,965	662	13,468	21,566	31,012	325,622	45,827
Investment Income Ratio *	3.03%	5.88%	1.78%	0.00%	0.00%	1.37%	1.43%	2.71%	3.69%	2.75%

Period ended December 31, 2008

Net Assets (in thousands)	$ 42,727	$ 393	$ 72,120	$ 523,597	n/a	$ 118,315	$ 56,123	$ 296,336	$ 2,750,040	$ 288,762
Units Outstanding (in thousands)	6,841	46	12,618	54,392	n/a	12,595	8,223	26,077	351,715	45,495
Investment Income Ratio *	1.56%	0.76%	1.76%	0.00%	n/a	0.82%	1.35%	2.07%	2.19%	0.01%

Period ended December 31, 2007

Net Assets (in thousands)	$ 79,149	n/a	$ 51,640	$ 1,308,355	n/a	$ 106,519	$ 27,920	$ 554,883	$ 5,208,867	$ 375,799
Units Outstanding (in thousands)	7,793	n/a	4,371	68,945	n/a	8,577	2,824	27,401	376,758	31,420
Investment Income Ratio *	1.59%	n/a	1.53%	0.00%	n/a	0.80%	0.00%	2.83%	2.12%	3.74%

Period ended December 31, 2006

Net Assets (in thousands)	$ 66,622	n/a	$ 66,020	$ 1,120,821	n/a	$ 80,719	n/a	$ 457,401	$ 3,510,402	$ 83,942
Units Outstanding (in thousands)	6,531	n/a	4,511	64,547	n/a	6,873	n/a	24,461	253,347	7,834
Investment Income Ratio *	6.96%	n/a	1.37%	0.00%	n/a	0.58%	n/a	3.16%	0.43%	0.85%

Period ended December 31, 2005

Net Assets (in thousands)	$ 51,576	n/a	$ 37,388	$ 639,572	n/a	$ 73,969	n/a	$ 270,319	$ 1,178,139	n/a
Units Outstanding (in thousands)	5,773	n/a	2,987	50,759	n/a	6,571	n/a	17,823	99,440	n/a
Investment Income Ratio *	5.94%	n/a	1.82%	0.00%	n/a	0.84%	n/a	2.95%	0.05%	n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.
(d) For 2009, the period is from January 1, 2009 through acquisition April 3, 2009. Unit values disclosed are as of April 3, 2009.
(e) Commencement of operations September 28, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Nasdaq 25	NYSE International	Oil & Gas	Pacific Rim 30	S&P 10	S&P 24	S&P 400 MidCap	S&P 500	S&P SMid	Select Small-Cap
	Portfolio	25 Portfolio(b)	Sector Portfolio	Portfolio(c)	Portfolio	Portfolio(a)	Index Portfolio	Index Portfolio	60 Portfolio(b)	Portfolio

Highest expense ratio
Period ended December 31, 2009

Unit Value	$ 8.711518	$ 7.801081	$ 20.840162	$ 11.475909	$ 6.454163	$ 7.858512	$ 11.181316	$ 7.953366	$ 9.141570	$ 8.803901
Total Return *	29.35%	0.08%***	15.48%	16.00%***	15.06%	15.03%	32.76%	21.16%	13.44%***	0.78%
Ratio of Expenses **	3.61%	3.61%	3.91%	3.06%	4.00%	3.26%	3.895%	3.895%	3.61%	4.00%

Period ended December 31, 2008

Unit Value	$ 6.734775	$ 5.970626	$ 18.046281	$ 9.546820	$ 5.609372	$ 6.831992	$ 8.422212	$ 6.564522	$ 5.911605	$ 8.735721
Total Return *	-43.59%	-47.72%	-40.25%	12.07%***	-51.61%	-5.28%***	-39.97%	-40.02%	-32.38%	-42.41%
Ratio of Expenses **	3.61%	3.36%	3.91%	2.36%	4.00%	3.26%	3.895%	3.895%	3.145%	4.00%

Period ended December 31, 2007

Unit Value	$ 11.938104	$ 11.419846	$ 30.200568	n/a	$ 11.591185	$ 10.513577	$ 14.029655	$ 10.945285	$ 8.742381	$ 15.168172
Total Return *	14.83%	9.11%***	30.07%	n/a	0.89%	-1.17%***	3.32%	0.87%	-1.08%***	-13.98%
Ratio of Expenses **	3.61%	3.36%	3.91%	n/a	4.00%	3.145%	3.895%	3.895%	3.145%	4.00%

Period ended December 31, 2006

Unit Value	$ 10.396119	n/a	$ 23.218669	n/a	$ 11.488758	$ 10.104177	$ 13.578314	$ 10.850789	n/a	$ 17.633309
Total Return *	1.04%	n/a	16.17%	n/a	0.57%	0.00%	5.51%	10.69%	n/a	5.20%
Ratio of Expenses **	3.61%	n/a	3.91%	n/a	4.00%	2.895%	3.895%	3.895%	n/a	4.00%

Period ended December 31, 2005

Unit Value	$ 10.289532	n/a	$ 19.986224	n/a	$ 11.424088	n/a	$ 12.869369	$ 9.802793	n/a	$ 16.761938
Total Return *	1.68%***	n/a	-7.10%***	n/a	31.89%	n/a	7.71%	0.40%	n/a	4.66%
Ratio of Expenses **	3.61%	n/a	3.91%	n/a	4.00%	n/a	3.895%	3.895%	n/a	4.00%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM		JNL/MCM	JNL/MCM
	Nasdaq 25	NYSE International	Oil & Gas	Pacific Rim 30	S&P 10	S&P 24	S&P 400 MidCap	S&P 500		S&P SMid	Select Small-Cap
	Portfolio	25 Portfolio(b)	Sector Portfolio	Portfolio(c)	Portfolio	Portfolio(a)	Index Portfolio	Index Portfolio		60 Portfolio(b)	Portfolio

Lowest expense ratio
Period ended December 31, 2009

Unit Value	$ 9.988556	$ 8.365151	$ 28.289917	$ 11.771783	$ 8.842030	$ 8.538156	$ 14.079208	$ 10.014643	n/a	$ 9.802589	$ 12.061163
Total Return *	32.77%	34.69%	18.89%	29.12%***	18.56%	17.65%	36.66%	24.72%	n/a	59.98%	3.85%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	n/a	1.00%	1.00%

Period ended December 31, 2008

Unit Value	$ 7.523099	$ 6.210757	$ 23.795171	$ 9.573796	$ 7.457573	$ 7.257030	$ 10.302385	$ 8.029980	n/a	$ 6.127313	$ 11.614036
Total Return *	-26.43%***	-40.36%***	-38.48%	0.87%***	-50.13%	-22.00%***	-38.21%	-38.26%	n/a	-25.70%***	-40.65%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.15%	1.00%	1.00%	1.00%	1.00%	n/a	1.00%	1.00%

Period ended December 31, 2007

Unit Value	$ 12.949952	$ 11.594407	$ 38.679651	n/a	$ 14.954809	$ 10.878501	$ 16.671900	$ 13.006640	n/a	$ 8.863185	$ 19.569867
Total Return *	17.77%	12.01%***	33.93%	n/a	3.98%	6.39%	6.38%	3.85%	n/a	-13.45%***	-11.35%
Ratio of Expenses **	1.10%	1.10%	1.00%	n/a	1.00%	1.10%	1.00%	1.00%	n/a	1.10%	1.00%

Period ended December 31, 2006

Unit Value	$ 10.996216	n/a	$ 28.880108	n/a	$ 14.382183	$ 10.225154	$ 15.672619	$ 12.524398	n/a	n/a	$ 22.074332
Total Return *	3.60%	n/a	19.59%	n/a	3.62%	2.25%***	8.60%	13.93%	n/a	n/a	8.39%
Ratio of Expenses **	1.10%	n/a	1.00%	n/a	1.00%	1.10%	1.00%	1.00%	n/a	n/a	1.00%

Period ended December 31, 2005

Unit Value	$ 10.614405	n/a	$ 24.148719	n/a	$ 13.879669	n/a	$ 14.431578	$ 10.992756	n/a	n/a	$ 20.364977
Total Return *	-2.09%	n/a	35.51***%	n/a	35.89%	n/a	10.87%	3.34%	n/a	n/a	7.84%
Ratio of Expenses **	1.10%	n/a	1.00%	n/a	1.00%	n/a	1.00%	1.00%	n/a	n/a	1.00%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Nasdaq 25	NYSE International	Oil & Gas	Pacific Rim 30	S&P 10	S&P 24	S&P 400 MidCap	S&P 500	S&P SMid	Select Small-Cap
	Portfolio	25 Portfolio(b)	Sector Portfolio	Portfolio(c)	Portfolio	Portfolio(a)	Index Portfolio	Index Portfolio	60 Portfolio(b)	Portfolio

Portfolio data
Period ended December 31, 2009

Net Assets (in thousands)	$ 84,029	$ 79,880	$ 434,345	$ 15,722	$ 320,366	$ 32,401	$ 359,664	$ 662,896	$ 123,129	$ 288,802
Units Outstanding (in thousands)	8,721	9,719	16,524	1,345	38,784	3,884	26,849	68,254	12,792	25,618
Investment Income Ratio *	0.00%	4.80%	0.98%	2.92%	0.00%	0.24%	1.26%	1.69%	1.07%	0.93%

Period ended December 31, 2008

Net Assets (in thousands)	$ 52,148	$ 50,700	$ 303,559	$ 489	$ 319,741	$ 25,914	$ 235,462	$ 352,980	$ 40,940	$ 298,383
Units Outstanding (in thousands)	7,151	8,265	13,755	51	45,660	3,643	23,887	45,784	6,769	27,339
Investment Income Ratio *	0.02%	0.01%	0.56%	0.00%	0.00%	0.00%	1.06%	1.65%	0.01%	0.28%

Period ended December 31, 2007

Net Assets (in thousands)	$ 106,385	$ 63,561	$ 443,808	n/a	$ 833,493	$ 22,726	$ 414,090	$ 561,046	$ 32,447	$ 628,445
Units Outstanding (in thousands)	8,393	5,504	12,229	n/a	58,973	2,111	25,780	44,590	3,676	34,012
Investment Income Ratio *	0.00%	6.89%	1.09%	n/a	0.00%	0.00%	1.20%	1.41%	5.03%	7.92%

Period ended December 31, 2006

Net Assets (in thousands)	$ 65,396	n/a	$ 282,036	n/a	$ 803,247	$ 17,704	$ 349,594	$ 506,064	n/a	$ 700,093
Units Outstanding (in thousands)	6,035	n/a	10,353	n/a	58,733	1,737	22,952	41,376	n/a	33,390
Investment Income Ratio *	0.00%	n/a	1.23%	n/a	0.00%	0.00%	1.35%	1.51%	n/a	0.00%

Period ended December 31, 2005

Net Assets (in thousands)	$ 42,128	n/a	$ 173,953	n/a	$ 694,989	n/a	$ 264,156	$ 380,518	n/a	$ 546,751
Units Outstanding (in thousands)	4,002	n/a	7,593	n/a	52,332	n/a	18,676	35,107	n/a	28,099
Investment Income Ratio *	0.00%	n/a	2.75%	n/a	0.00%	n/a	1.58%	1.39%	n/a	0.00%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

					JNL/					JNL/
	JNL/MCM	JNL/MCM	JNL/MCM		Oppenheimer	JNL/PAM	JNL/PAM	JNL/PIMCO	JNL/PIMCO	PPM America
	Small Cap	Technology	Value Line 30	JNL/MCM	Global Growth	Asia ex-Japan	China-India	Real Return	Total Return	Core Equity
	Index Portfolio	Sector Portfolio	Portfolio	VIP Portfolio	Portfolio	Portfolio(b)	Portfolio(b)	Portfolio(a)	Bond Portfolio	Portfolio(c)

Highest expense ratio
Period ended December 31, 2009

Unit Value	$ 10.012294	$ 4.994363	$ 9.316264	$ 8.944430	$ 10.177547	$ 7.695688	$ 7.152263	$ 11.271641	$ 12.851486	$ 12.252150
Total Return *	22.51%	57.85%	10.52%	19.68%	34.48%	5.39%***	8.83%***	13.16%	11.03%	22.82%
Ratio of Expenses **	3.895%	3.71%	3.695%	3.51%	3.61%	3.61%	3.61%	3.545%	3.91%	3.36%

Period ended December 31, 2008

Unit Value	$ 8.172661	$ 3.163917	$ 8.429241	$ 7.473857	$ 7.568122	$ 4.725637	$ 4.086552	$ 9.960680	$ 11.574992	$ 9.975828
Total Return *	-37.41%	-45.48%	-49.35%	-44.76%	-42.96%	-49.80%***	-50.99%***	-11.52%***	-3.45%	-42.47%
Ratio of Expenses **	3.895%	3.71%	3.695%	3.51%	3.61%	3.21%	3.21%	3.545%	3.91%	3.36%

Period ended December 31, 2007

Unit Value	$ 13.058461	$ 5.803200	$ 16.642550	$ 13.529815	$ 13.268141	n/a	n/a	$ 10.761052	$ 11.988650	$ 17.339977
Total Return *	-5.87%	10.37%	15.13%	6.91%	2.54%	n/a	n/a	5.72%***	4.07%	-10.33%
Ratio of Expenses **	3.895%	3.71%	3.695%	3.51%	3.61%	n/a	n/a	3.145%	3.91%	3.36%

Period ended December 31, 2006

Unit Value	$ 13.872382	$ 5.258183	$ 14.455154	$ 12.655538	$ 12.940106	n/a	n/a	n/a	$ 11.519490	$ 19.337160
Total Return *	13.01%	5.38%	-6.36%***	8.31%	12.82%	n/a	n/a	n/a	-0.48%	10.00%
Ratio of Expenses **	3.895%	3.71%	3.695%	3.51%	3.61%	n/a	n/a	n/a	3.91%	3.36%

Period ended December 31, 2005

Unit Value	$ 12.275325	$ 4.989541	$ 15.224490	$ 11.684904	$ 11.469210	n/a	n/a	n/a	$ 11.575526	$ 17.579695
Total Return *	0.25%	0.00%***	18.82%***	8.42%***	5.39%***	n/a	n/a	n/a	-0.56%***	2.30%***
Ratio of Expenses **	3.895%	3.71%	3.61%	3.51%	3.61%	n/a	n/a	n/a	3.91%	3.36%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations March 31, 2008.
(c) For 2009, the period is from January 1, 2009 through acquisition September 25, 2009. Unit values disclosed are as of September 25, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

					JNL/						JNL/
	JNL/MCM	JNL/MCM	JNL/MCM		Oppenheimer	JNL/PAM	JNL/PAM	JNL/PIMCO		JNL/PIMCO	PPM America
	Small Cap	Technology	Value Line 30	JNL/MCM	Global Growth	Asia ex-Japan	China-India	Real Return		Total Return	Core Equity
	Index Portfolio	Sector Portfolio	Portfolio	VIP Portfolio	Portfolio	Portfolio(b)	Portfolio(b)	Portfolio(a)		Bond Portfolio	Portfolio(c)

Lowest expense ratio
Period ended December 31, 2009

Unit Value	$ 12.607306	$ 6.639203	$ 10.729784	$ 10.202293	$ 12.762875	$ 8.125063	$ 7.551324	$ 12.152635	n/a	$ 18.137786	$ 16.829567
Total Return *	26.11%	62.19%	13.54%	22.72%	38.04%	34.34%***	0.87%***	16.08%	n/a	14.31%	24.83%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	n/a	1.00%	1.15%

Period ended December 31, 2008

Unit Value	$ 9.997206	$ 4.093468	$ 9.450010	$ 8.313699	$ 9.246087	$ 4.833989	$ 4.180148	$ 10.469333	n/a	$ 15.867781	$ 13.482237
Total Return *	-35.58%	-43.98%	-47.97%	-39.16%***	-41.45%	-47.99%***	-49.76%***	-8.88%***	n/a	-0.60%	-41.18%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	1.10%	1.10%	1.00%	n/a	1.00%	1.15%

Period ended December 31, 2007

Unit Value	$ 15.517913	$ 7.307406	$ 18.161781	$ 14.629951	$ 15.792289	n/a	n/a	$ 10.973974	n/a	$ 15.963557	$ 22.922528
Total Return *	-3.09%	13.41%	18.29%	9.54%	5.26%	n/a	n/a	9.72%***	n/a	7.16%	-8.31%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.10%	1.00%	n/a	n/a	1.10%	n/a	1.00%	1.15%

Period ended December 31, 2006

Unit Value	$ 16.012149	$ 6.443138	$ 15.352958	$ 13.356133	$ 15.002894	n/a	n/a	n/a	n/a	$ 14.896380	$ 25.000877
Total Return *	16.32%	8.27%	-2.36%	10.94%	15.80%	n/a	n/a	n/a	n/a	2.45%	12.45%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.10%	1.00%	n/a	n/a	n/a	n/a	1.00%	1.15%

Period ended December 31, 2005

Unit Value	$ 13.765517	$ 5.950916	$ 15.724123	$ 12.038914	$ 12.955865	n/a	n/a	n/a	n/a	$ 14.540662	$ 22.233139
Total Return *	3.19%	8.47%***	37.42%	8.58%	12.61%	n/a	n/a	n/a	n/a	1.29%	7.51%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.10%	1.00%	n/a	n/a	n/a	n/a	1.00%	1.15%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations March 31, 2008.
(c) For 2009, the period is from January 1, 2009 through acquisition September 25, 2009. Unit values disclosed are as of September 25, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

					JNL/					JNL/
	JNL/MCM	JNL/MCM	JNL/MCM		Oppenheimer	JNL/PAM	JNL/PAM	JNL/PIMCO	JNL/PIMCO	PPM America
	Small Cap	Technology	Value Line 30	JNL/MCM	Global Growth	Asia ex-Japan	China-India	Real Return	Total Return	Core Equity
	Index Portfolio	Sector Portfolio	Portfolio	VIP Portfolio	Portfolio	Portfolio(b)	Portfolio(b)	Portfolio(a)	Bond Portfolio	Portfolio(c)

Portfolio data
Period ended December 31, 2009

Net Assets (in thousands)	$ 363,256	$ 225,292	$ 524,476	$ 282,986	$ 173,881	$ 96,476	$ 216,740	$ 694,975	$ 1,673,846	$ -
Units Outstanding (in thousands)	30,126	36,401	50,623	28,696	14,359	12,009	29,002	58,299	99,987	-
Investment Income Ratio *	0.93%	0.12%	0.13%	1.73%	1.69%	0.01%	0.00%	2.99%	3.12%	7.91%

Period ended December 31, 2008

Net Assets (in thousands)	$ 193,801	$ 49,761	$ 517,873	$ 228,217	$ 104,997	$ 3,934	$ 24,871	$ 423,346	$ 871,072	$ 37,459
Units Outstanding (in thousands)	20,221	13,023	56,424	28,250	11,924	819	5,964	41,005	59,558	3,362
Investment Income Ratio *	1.28%	0.02%	0.30%	1.50%	1.34%	1.34%	0.00%	1.51%	4.36%	0.18%

Period ended December 31, 2007

Net Assets (in thousands)	$ 316,673	$ 99,763	$ 1,099,740	$ 422,290	$ 196,599	n/a	n/a	$ 75,390	$ 598,012	$ 75,771
Units Outstanding (in thousands)	21,146	14,472	61,931	29,419	13,002	n/a	n/a	6,906	40,603	4,013
Investment Income Ratio *	1.36%	0.09%	0.00%	3.04%	1.06%	n/a	n/a	0.00%	5.28%	0.32%

Period ended December 31, 2006

Net Assets (in thousands)	$ 310,494	$ 59,686	$ 822,800	$ 413,219	$ 180,942	n/a	n/a	n/a	$ 435,179	$ 103,219
Units Outstanding (in thousands)	19,903	9,646	54,436	31,351	12,505	n/a	n/a	n/a	31,702	5,014
Investment Income Ratio *	1.59%	0.09%	0.00%	0.52%	0.52%	n/a	n/a	n/a	3.97%	0.36%

Period ended December 31, 2005

Net Assets (in thousands)	$ 217,908	$ 45,266	$ 451,873	$ 225,951	$ 124,849	n/a	n/a	n/a	$ 324,438	$ 118,699
Units Outstanding (in thousands)	16,115	7,874	28,983	18,905	9,918	n/a	n/a	n/a	24,289	6,488
Investment Income Ratio *	2.05%	1.60%	0.00%	0.55%	0.25%	n/a	n/a	n/a	4.46%	0.76%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations March 31, 2008.
(c) For 2009, the period is from January 1, 2009 through acquisition September 25, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/	JNL/	JNL/	JNL/	JNL/		JNL/S&P			JNL/S&P
	PPM America	PPM America	PPM America	PPM America	Red Rocks Listed		Competitive	JNL/S&P	JNL/S&P	Disciplined
	High Yield	Mid Cap Value	Small Cap Value	Value Equity	Private Equity	JNL/S&P 4	Advantage	Disciplined	Disciplined	Moderate
	Bond Portfolio	Portfolio(c)	Portfolio(c)	Portfolio	Portfolio(d)	Portfolio(b)	Portfolio(b)	Growth Portfolio(a)	Moderate Portfolio(a)	Growth Portfolio(a)

Highest expense ratio
Period ended December 31, 2009

Unit Value	$ 10.567026	$ 7.885776	$ 7.941697	$ 11.592092	$ 8.002272	$ 8.935882	$ 9.375145	$ 7.426450	$ 8.356204	$ 7.787034
Total Return *	41.12%	2.89%***	6.35%***	39.59%	8.22%***	36.82%	9.43%***	21.67%	14.37%	18.97%
Ratio of Expenses **	3.61%	3.61%	3.61%	3.51%	3.36%	3.61%	3.61%	3.01%	3.695%	3.145%

Period ended December 31, 2008

Unit Value	$ 7.488176	$ 5.576767	$ 6.178402	$ 8.304331	$ 5.901213	$ 6.531198	$ 6.765550	$ 6.103657	$ 7.306311	$ 6.545258
Total Return *	-33.21%	-47.15%***	-33.43%***	-49.03%	-24.84%***	-31.69%***	-28.46%***	-0.30%***	-27.88%***	-36.78%
Ratio of Expenses **	3.61%	2.91%	2.91%	3.51%	3.095%	3.61%	3.26%	3.01%	3.695%	3.145%

Period ended December 31, 2007

Unit Value	$ 11.211535	n/a	n/a	$ 16.293261	n/a	$ 9.909378	$ 9.904249	$ 10.364266	$ 10.396421	$ 10.353901
Total Return *	-4.63%	n/a	n/a	-7.99%***	n/a	-0.63%***	-0.96%***	0.66%***	2.35%***	-0.92%***
Ratio of Expenses **	3.61%	n/a	n/a	3.51%	n/a	2.71%	2.845%	2.845%	3.01%	3.145%

Period ended December 31, 2006

Unit Value	$ 11.755761	n/a	n/a	$ 15.286772	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	5.00%***	n/a	n/a	9.27%	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	3.61%	n/a	n/a	3.395%	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2005

Unit Value	$ 11.070629	n/a	n/a	$ 16.589654	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	-1.13%***	n/a	n/a	2.22%***	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	3.56%	n/a	n/a	3.395%	n/a	n/a	n/a	n/a	n/a	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 16, 2007
(b) Commencement of operations December 3, 2007.
(c) Commencement of operations March 31, 2008.
(d) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/	JNL/	JNL/	JNL/	JNL/		JNL/S&P				JNL/S&P
	PPM America	PPM America	PPM America	PPM America	Red Rocks Listed		Competitive	JNL/S&P		JNL/S&P	Disciplined
	High Yield	Mid Cap Value	Small Cap Value	Value Equity	Private Equity	JNL/S&P 4	Advantage	Disciplined		Disciplined	Moderate
	Bond Portfolio	Portfolio(c)	Portfolio(c)	Portfolio	Portfolio(d)	Portfolio(b)	Portfolio(b)	Growth Portfolio(a)		Moderate Portfolio(a)	Growth Portfolio(a)

Lowest expense ratio
Period ended December 31, 2009

Unit Value	$ 14.400860	$ 8.240756	$ 8.299179	$ 16.496448	$ 8.239112	$ 9.414414	$ 9.897945	$ 7.998913	n/a	$ 9.183868	$ 8.420262
Total Return *	44.85%	45.77%	32.51%	43.00%	38.93%	40.30%	48.51%***	34.29%***	n/a	22.52%***	29.75%***
Ratio of Expenses **	1.00%	1.10%	1.10%	1.10%	1.00%	1.10%	1.00%	0.50%	n/a	0.50%	0.50%

Period ended December 31, 2008

Unit Value	$ 9.942050	$ 5.653172	$ 6.263202	$ 11.536294	$ 5.930376	$ 6.710374	$ 6.924855	$ 6.336449	n/a	$ 7.679321	$ 6.805842
Total Return *	-31.44%	-47.05%***	-40.61%***	-47.79%	-31.82%***	-28.15%***	-24.77%***	-34.40%***	n/a	-27.44%	-35.51%
Ratio of Expenses **	1.00%	1.10%	1.10%	1.10%	1.00%	1.10%	1.10%	1.10%	n/a	1.15%	1.15%

Period ended December 31, 2007

Unit Value	$ 14.502044	n/a	n/a	$ 22.095438	n/a	$ 9.921241	$ 9.917140	$ 10.534013	n/a	$ 10.582996	$ 10.553448
Total Return *	-2.09%	n/a	n/a	-6.66%	n/a	-1.84%***	-1.88%***	-0.78%***	n/a	3.79%***	4.34%***
Ratio of Expenses **	1.00%	n/a	n/a	1.10%	n/a	1.15%	1.15%	1.15%	n/a	1.15%	1.15%

Period ended December 31, 2006

Unit Value	$ 14.812194	n/a	n/a	$ 23.672826	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	9.42%	n/a	n/a	11.79%	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	1.00%	n/a	n/a	1.10%	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2005

Unit Value	$ 13.537400	n/a	n/a	$ 21.175540	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	0.68%	n/a	n/a	9.10%***	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	1.00%	n/a	n/a	1.10%	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 16, 2007
(b) Commencement of operations December 3, 2007.
(c) Commencement of operations March 31, 2008.
(d) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/	JNL/	JNL/	JNL/	JNL/		JNL/S&P			JNL/S&P
	PPM America	PPM America	PPM America	PPM America	Red Rocks Listed		Competitive	JNL/S&P	JNL/S&P	Disciplined
	High Yield	Mid Cap Value	Small Cap Value	Value Equity	Private Equity	JNL/S&P 4	Advantage	Disciplined	Disciplined	Moderate
	Bond Portfolio	Portfolio(c)	Portfolio(c)	Portfolio	Portfolio(d)	Portfolio(b)	Portfolio(b)	Growth Portfolio(a)	Moderate Portfolio(a)	Growth Portfolio(a)

Portfolio data
Period ended December 31, 2009

Net Assets (in thousands)	$ 491,310	$ 19,225	$ 14,748	$ 88,889	$ 111,569	$ 592,013	$ 88,880	$ 74,918	$ 158,926	$ 194,086
Units Outstanding (in thousands)	37,428	2,359	1,795	6,119	13,636	63,553	9,096	9,671	17,855	23,763
Investment Income Ratio *	8.55%	0.71%	0.61%	5.72%	5.63%	1.22%	0.02%	3.46%	2.80%	3.23%

Period ended December 31, 2008

Net Assets (in thousands)	$ 172,415	$ 3,373	$ 4,763	$ 55,567	$ 12,102	$ 255,729	$ 26,645	$ 25,007	$ 55,788	$ 71,319
Units Outstanding (in thousands)	19,370	599	764	5,526	2,044	38,346	3,872	3,996	7,341	10,574
Investment Income Ratio *	8.88%	0.72%	0.90%	2.47%	0.97%	0.01%	1.47%	1.75%	1.30%	1.40%

Period ended December 31, 2007

Net Assets (in thousands)	$ 267,490	n/a	n/a	$ 119,369	n/a	$ 22,022	$ 6,231	$ 15,683	$ 33,591	$ 38,400
Units Outstanding (in thousands)	20,646	n/a	n/a	6,245	n/a	2,221	629	1,496	3,190	3,658
Investment Income Ratio *	7.54%	n/a	n/a	0.60%	n/a	0.00%	0.07%	0.00%	0.00%	0.00%

Period ended December 31, 2006

Net Assets (in thousands)	$ 284,124	n/a	n/a	$ 154,997	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	21,538	n/a	n/a	7,582	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	7.15%	n/a	n/a	0.03%	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2005

Net Assets (in thousands)	$ 209,499	n/a	n/a	$ 169,897	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	17,807	n/a	n/a	9,315	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	7.01%	n/a	n/a	0.96%	n/a	n/a	n/a	n/a	n/a	n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a) Commencement of operations January 16, 2007
(b) Commencement of operations December 3, 2007.
(c) Commencement of operations March 31, 2008.
(d) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/S&P	JNL/S&P		JNL/	JNL/		JNL/	JNL/	JNL/S&P	JNL/S&P
	Dividend Income	Growth	JNL/S&P	S&P Managed	S&P Managed	JNL/	S&P Managed	S&P Managed	Moderate Growth	Moderate
	& Growth	Retirement	Intrinsic Value	Aggressive	Conservative	S&P Managed	Moderate	Moderate	Retirement	Retirement
	Portfolio(b)	Strategy Portfolio(a)(c)	Portfolio(b)	Growth Portfolio	Portfolio	Growth Portfolio	Portfolio	Growth Portfolio	Strategy Portfolio(a)(c)	Strategy Portfolio(a)(c)

Highest expense ratio
Period ended December 31, 2009

Unit Value	$ 8.310996	$ 6.818292	$ 9.271159	$ 9.789636	$ 9.929091	$ 10.023459	$ 10.131046	$ 10.043857	$ 7.526262	$ 8.087399
Total Return *	39.26%***	-5.79%	13.04%***	26.22%	9.41%	23.29%	14.32%	18.60%	-4.53%	-5.40%
Ratio of Expenses **	3.51%	1.05%	3.61%	3.75%	3.695%	3.80%	3.695%	4.01%	1.05%	1.05%

Period ended December 31, 2008

Unit Value	$ 6.991175	$ 7.237286	$ 6.144531	$ 7.755799	$ 9.075254	$ 8.130179	$ 8.861798	$ 8.468455	$ 7.883524	$ 8.549218
Total Return *	-23.25%***	-32.15%	-33.54%***	-41.40%	-16.88%	-37.77%	-24.10%	-30.35%	-25.51%	-18.27%
Ratio of Expenses **	3.26%	1.05%	3.26%	3.75%	3.695%	3.80%	3.695%	4.01%	1.05%	1.05%

Period ended December 31, 2007

Unit Value	$ 9.755667	$ 10.666237	$ 9.906975	$ 13.234462	$ 10.918213	$ 13.064157	$ 11.675144	$ 12.159040	$ 10.583715	$ 10.460704
Total Return *	0.38%***	5.69%***	-0.93%***	5.13%	2.42%	4.63%	3.81%	4.36%	2.90%***	1.22%***
Ratio of Expenses **	2.71%	1.05%	2.845%	3.75%	3.695%	3.80%	3.695%	4.01%	1.05%	1.05%

Period ended December 31, 2006

Unit Value	n/a	n/a	n/a	$ 12.588579	$ 10.660437	$ 12.486478	$ 11.247113	$ 11.651023	n/a	n/a
Total Return *	n/a	n/a	n/a	11.32%	3.25%***	9.90%	3.88%***	10.48%***	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	3.75%	3.695%	3.80%	3.695%	4.01%	n/a	n/a

Period ended December 31, 2005

Unit Value	n/a	n/a	n/a	$ 11.308090	$ 10.304722	$ 11.361577	$ 10.628068	$ 11.030655	n/a	n/a
Total Return *	n/a	n/a	n/a	4.49%	1.62%***	3.44%	4.67%***	2.51%	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	3.75%	3.31%	3.80%	3.26%	3.75%	n/a	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations December 3, 2007.
(c) For 2009, the period is from January 1, 2009 through acquisition April 3, 2009. Unit values disclosed are as of April 3, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/S&P	JNL/S&P		JNL/	JNL/		JNL/	JNL/		JNL/S&P	JNL/S&P
	Dividend Income	Growth	JNL/S&P	S&P Managed	S&P Managed	JNL/	S&P Managed	S&P Managed		Moderate Growth	Moderate
	& Growth	Retirement	Intrinsic Value	Aggressive	Conservative	S&P Managed	Moderate	Moderate		Retirement	Retirement
	Portfolio(b)	Strategy Portfolio(a)(c)	Portfolio(b)	Growth Portfolio	Portfolio	Growth Portfolio	Portfolio	Growth Portfolio		Strategy Portfolio(a)(c)	Strategy Portfolio(a)(c)

Lowest expense ratio
Period ended December 31, 2009

Unit Value	$ 8.756332	$ 6.901716	$ 9.788398	$ 13.520264	$ 11.435228	$ 13.922400	$ 11.607218	$ 14.132179	n/a	$ 7.618346	$ 8.186339
Total Return *	38.48%***	-5.66%	74.12%***	29.74%	16.10%***	26.79%	17.33%	22.11%	n/a	-4.40%	-5.27%
Ratio of Expenses **	1.00%	0.50%	1.00%	1.00%	1.00%	1.00%	1.10%	1.10%	n/a	0.50%	0.50%

Period ended December 31, 2008

Unit Value	$ 7.155794	$ 7.315572	$ 6.289289	$ 10.420786	$ 10.131175	$ 10.980959	$ 9.892894	$ 11.573735	n/a	$ 7.968799	$ 8.641694
Total Return *	-22.85%***	-31.77%	-31.17%***	-39.76%	-14.69%	-36.00%	-22.10%	-28.30%	n/a	-25.10%	-17.82%
Ratio of Expenses **	1.10%	0.50%	1.10%	1.00%	1.10%	1.00%	1.10%	1.10%	n/a	0.50%	0.50%

Period ended December 31, 2007

Unit Value	$ 9.766570	$ 10.722463	$ 9.919101	$ 17.299623	$ 11.876307	$ 17.157763	$ 12.699683	$ 16.140967	n/a	$ 10.639521	$ 10.515865
Total Return *	-2.62%***	0.17%***	-0.81%***	8.08%	5.13%	4.78%***	6.55%	7.46%	n/a	1.38%***	2.24%***
Ratio of Expenses **	1.25%	0.50%	1.25%	1.00%	1.10%	1.00%	1.10%	1.10%	n/a	0.50%	0.50%

Period ended December 31, 2006

Unit Value	n/a	n/a	n/a	$ 16.006541	$ 11.297247	$ 15.805175	$ 11.918971	$ 15.020558	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	14.42%	6.67%	13.33%	9.19%	10.95%	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	1.00%	1.10%	1.15%	1.10%	1.10%	n/a	n/a	n/a

Period ended December 31, 2005

Unit Value	n/a	n/a	n/a	$ 13.989395	$ 10.590688	$ 13.945611	$ 10.916193	$ 13.538173	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	7.40%	2.60%	6.21%	3.84%	5.25%	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	1.00%	1.10%	1.15%	1.10%	1.10%	n/a	n/a	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations December 3, 2007.
(c) For 2009, the period is from January 1, 2009 through acquisition April 3, 2009. Unit values disclosed are as of April 3, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/S&P	JNL/S&P		JNL/	JNL/		JNL/	JNL/	JNL/S&P	JNL/S&P
	Dividend Income	Growth	JNL/S&P	S&P Managed	S&P Managed	JNL/	S&P Managed	S&P Managed	Moderate Growth	Moderate
	& Growth	Retirement	Intrinsic Value	Aggressive	Conservative	S&P Managed	Moderate	Moderate	Retirement	Retirement
	Portfolio(b)	Strategy Portfolio(a)(c)	Portfolio(b)	Growth Portfolio	Portfolio	Growth Portfolio	Portfolio	Growth Portfolio	Strategy Portfolio(a)(c)	Strategy Portfolio(a)(c)

Portfolio data
Period ended December 31, 2009

Net Assets (in thousands)	$ 79,218	$ -	$ 86,341	$ 508,673	$ 572,713	$ 1,329,575	$ 930,311	$ 1,625,059	$ -	$ -
Units Outstanding (in thousands)	9,158	-	8,941	40,161	51,869	102,211	82,390	122,140	-	-
Investment Income Ratio *	0.04%	0.53%	0.03%	2.48%	2.03%	2.25%	1.53%	0.85%	0.65%	1.56%

Period ended December 31, 2008

Net Assets (in thousands)	$ 33,656	$ 548	$ 29,551	$ 334,779	$ 374,871	$ 721,594	$ 511,031	$ 902,365	$ 583	$ 1,108
Units Outstanding (in thousands)	4,731	75	4,725	34,273	38,038	70,370	53,018	83,111	74	129
Investment Income Ratio *	4.82%	7.24%	1.24%	0.37%	4.19%	0.55%	4.00%	2.28%	10.21%	11.33%

Period ended December 31, 2007

Net Assets (in thousands)	$ 738	$ 815	$ 11,822	$ 606,719	$ 240,837	$ 1,201,073	$ 475,928	$ 1,251,889	$ 673	$ 295
Units Outstanding (in thousands)	76	76	1,193	37,210	20,751	74,650	38,280	82,230	63	28
Investment Income Ratio *	0.13%	3.57%	0.09%	1.91%	3.16%	1.70%	3.14%	2.24%	4.37%	9.07%

Period ended December 31, 2006

Net Assets (in thousands)	n/a	n/a	n/a	$ 577,628	$ 126,364	$ 1,081,171	$ 284,241	$ 993,884	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	38,011	11,361	71,760	24,211	69,732	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	0.58%	2.06%	0.98%	2.01%	1.28%	n/a	n/a

Period ended December 31, 2005

Net Assets (in thousands)	n/a	n/a	n/a	$ 547,590	$ 73,694	$ 938,302	$ 140,109	$ 759,013	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	40,948	7,023	69,873	12,958	58,758	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	0.77%	0.43%	1.19%	0.30%	1.91%	n/a	n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations December 3, 2007.
(c) For 2009, the period is from January 1, 2009 through acquisition April 3, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

				JNL/
	JNL/S&P	JNL/S&P	JNL/S&P	S&P Retirement	JNL/S&P	JNL/Select	JNL/Select	JNL/	JNL/T. Rowe	JNL/T. Rowe
	Retirement 2015	Retirement 2020	Retirement 2025	Income	Total Yield	Balanced	Money Market	Select Value	Price Established	Price Mid-Cap
	Portfolio(a)(c)	Portfolio(a)(c)	Portfolio(a)(c)	Portfolio(a)(c)	Portfolio(b)	Portfolio	Portfolio	Portfolio	Growth Portfolio	Growth Portfolio

Highest expense ratio
Period ended December 31, 2009

Unit Value	$ 8.906157	$ 8.801954	$ 8.704259	$ 9.540784	$ 8.590651	$ 18.445088	$ 9.305184	$ 15.125413	$ 18.136812	$ 26.903923
Total Return *	16.43%	18.05%	19.35%	11.12%	2.27%***	15.23%	-3.54%	19.48%	37.99%	41.21%
Ratio of Expenses **	3.145%	2.91%	2.845%	3.06%	3.61%	3.80%	3.75%	3.70%	3.91%	3.91%

Period ended December 31, 2008

Unit Value	$ 7.649318	$ 7.456312	$ 7.293231	$ 8.586287	$ 6.240794	$ 16.007656	$ 9.646545	$ 12.659714	$ 13.143650	$ 19.052733
Total Return *	-26.84%***	-35.22%	-37.48%	-19.28%***	-35.57%***	-23.68%	-1.57%	-35.77%	-45.04%	-42.92%
Ratio of Expenses **	3.145%	2.91%	2.845%	3.06%	3.51%	3.80%	3.75%	3.70%	3.91%	3.91%

Period ended December 31, 2007

Unit Value	$ 11.381800	$ 11.510162	$ 11.665172	$ 10.861365	$ 10.052412	$ 20.974344	$ 9.800591	$ 19.709046	$ 23.914187	$ 33.381368
Total Return *	6.21%	-3.78%***	3.16%***	0.64%***	0.52%***	3.46%	0.86%	3.91%	5.87%	12.70%
Ratio of Expenses **	2.76%	2.91%	2.845%	2.845%	2.845%	3.80%	3.75%	3.70%	3.91%	3.91%

Period ended December 31, 2006

Unit Value	$ 10.716011	$ 10.857985	$ 10.947109	$ 10.467614	n/a	$ 20.272182	$ 9.716797	$ 18.967476	$ 22.588231	$ 29.620681
Total Return *	8.03%***	1.07%***	11.83%***	2.80%***	n/a	9.43%	0.68%	16.54%	9.35%	2.71%
Ratio of Expenses **	2.76%	2.61%	2.41%	2.71%	n/a	3.80%	3.75%	3.70%	3.91%	3.91%

Period ended December 31, 2005

Unit Value	n/a	n/a	n/a	n/a	n/a	$ 18.525561	$ 9.651380	$ 16.275491	$ 20.657198	$ 28.839211
Total Return *	n/a	n/a	n/a	n/a	n/a	1.38%	-1.06%	4.23%	3.35%***	2.74%***
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	3.80%	3.75%	3.70%	3.91%	3.91%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 17, 2006.
(b) Commencement of operations December 3, 2007.
(c) For 2009, the period is from January 1, 2009 through acquisition September 25, 2009. Unit values disclosed are as of September 25, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

				JNL/
	JNL/S&P	JNL/S&P	JNL/S&P	S&P Retirement	JNL/S&P	JNL/Select	JNL/Select	JNL/		JNL/T. Rowe	JNL/T. Rowe
	Retirement 2015	Retirement 2020	Retirement 2025	Income	Total Yield	Balanced	Money Market	Select Value		Price Established	Price Mid-Cap
	Portfolio(a)(c)	Portfolio(a)(c)	Portfolio(a)(c)	Portfolio(a)(c)	Portfolio(b)	Portfolio	Portfolio	Portfolio		Growth Portfolio	Growth Portfolio

Lowest expense ratio
Period ended December 31, 2009

Unit Value	$ 9.586162	$ 9.392243	$ 9.282487	$ 10.255677	$ 9.069807	$ 27.789280	$ 13.917211	$ 18.397952	n/a	$ 27.771231	$ 41.195958
Total Return *	18.15%	19.58%	34.61%***	12.73%	62.22%***	18.50%	-0.85%	22.75%	n/a	42.07%	45.38%
Ratio of Expenses **	1.15%	1.15%	1.10%	1.10%	1.00%	1.00%	1.00%	1.00%	n/a	1.00%	1.00%

Period ended December 31, 2008

Unit Value	$ 8.113663	$ 7.854190	$ 7.667635	$ 9.097796	$ 6.404924	$ 23.451105	$ 14.036344	$ 14.988548	n/a	$ 19.548020	$ 28.337674
Total Return *	-30.92%	-34.07%	-36.41%	6.48%***	-29.41%***	-21.51%	1.17%	-34.01%	n/a	-43.41%	-41.24%
Ratio of Expenses **	1.15%	1.15%	1.15%	1.10%	1.10%	1.00%	1.00%	1.00%	n/a	1.00%	1.00%

Period ended December 31, 2007

Unit Value	$ 11.744841	$ 11.912837	$ 12.057863	$ 11.226931	$ 10.064737	$ 29.878778	$ 13.873622	$ 22.712971	n/a	$ 34.546285	$ 48.224532
Total Return *	7.96%***	8.21%	0.17%***	4.86%***	0.65%***	6.42%	3.69%	6.77%	n/a	9.01%	16.05%
Ratio of Expenses **	1.15%	1.15%	1.15%	1.15%	1.25%	1.00%	1.00%	1.00%	n/a	1.00%	1.00%

Period ended December 31, 2006

Unit Value	$ 10.870432	$ 11.009327	$ 11.068092	$ 10.613478	n/a	$ 28.076791	$ 13.379856	$ 21.272921	n/a	$ 31.689645	$ 41.556156
Total Return *	9.46%***	7.61%***	9.88%***	6.07%***	n/a	12.53%	3.48%	19.72%	n/a	12.57%	5.74%
Ratio of Expenses **	1.25%	1.15%	1.25%	1.25%	n/a	1.00%	1.00%	1.00%	n/a	1.00%	1.00%

Period ended December 31, 2005

Unit Value	n/a	n/a	n/a	n/a	n/a	$ 24.951112	$ 12.930219	$ 17.768770	n/a	$ 28.151511	$ 39.302036
Total Return *	n/a	n/a	n/a	n/a	n/a	4.26%	1.69%	7.08%	n/a	5.04%	12.96%
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	1.00%	1.00%	1.00%	n/a	1.00%	1.00%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 17, 2006.
(b) Commencement of operations December 3, 2007.
(c) For 2009, the period is from January 1, 2009 through acquisition September 25, 2009. Unit values disclosed are as of September 25, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

				JNL/
	JNL/S&P	JNL/S&P	JNL/S&P	S&P Retirement	JNL/S&P	JNL/Select	JNL/Select	JNL/	JNL/T. Rowe	JNL/T. Rowe
	Retirement 2015	Retirement 2020	Retirement 2025	Income	Total Yield	Balanced	Money Market	Select Value	Price Established	Price Mid-Cap
	Portfolio(a)(c)	Portfolio(a)(c)	Portfolio(a)(c)	Portfolio(a)(c)	Portfolio(b)	Portfolio	Portfolio	Portfolio	Growth Portfolio	Growth Portfolio

Portfolio data
Period ended December 31, 2009

Net Assets (in thousands)	$ -	$ -	$ -	$ -	$ 53,501	$ 698,799	$ 813,943	$ 245,685	$ 548,364	$ 590,369
Units Outstanding (in thousands)	-	-	-	-	5,976	27,589	64,606	13,947	22,175	16,143
Investment Income Ratio *	2.75%	2.18%	2.03%	3.66%	0.02%	2.87%	0.18%	1.78%	0.33%	0.00%

Period ended December 31, 2008

Net Assets (in thousands)	$ 25,132	$ 10,276	$ 6,118	$ 45,552	$ 28,399	$ 432,806	$ 1,200,692	$ 153,537	$ 301,125	$ 309,196
Units Outstanding (in thousands)	3,143	1,329	808	5,098	4,462	20,425	94,661	10,667	17,567	12,488
Investment Income Ratio *	0.79%	1.33%	1.22%	1.84%	1.84%	2.44%	2.06%	0.04%	0.08%	0.00%

Period ended December 31, 2007

Net Assets (in thousands)	$ 15,824	$ 8,361	$ 4,777	$ 29,044	$ 3,265	$ 497,884	$ 618,006	$ 217,135	$ 558,543	$ 510,648
Units Outstanding (in thousands)	1,359	710	400	2,615	325	18,482	48,897	9,897	18,570	12,275
Investment Income Ratio *	0.56%	0.43%	0.56%	1.10%	0.05%	2.57%	4.60%	3.53%	1.07%	1.71%

Period ended December 31, 2006

Net Assets (in thousands)	$ 4,568	$ 1,847	$ 939	$ 8,220	n/a	$ 413,630	$ 247,194	$ 165,654	$ 366,621	$ 395,854
Units Outstanding (in thousands)	422	168	85	777	n/a	16,395	20,137	8,007	13,352	11,280
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	n/a	2.69%	4.18%	3.24%	0.13%	0.80%

Period ended December 31, 2005

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	$ 371,851	$ 129,697	$ 79,288	$ 345,756	$ 380,759
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	16,635	10,933	4,555	14,267	11,678
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	3.94%	2.72%	3.32%	0.21%	0.29%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a) Commencement of operations January 17, 2006.
(b) Commencement of operations December 3, 2007.
(c) For 2009, the period is from January 1, 2009 through acquisition September 25, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe	JNL/T. Rowe
	Price Short-Term	Price Value
	Bond Portfolio(a)	Portfolio

Highest expense ratio
Period ended December 31, 2009

Unit Value	$ 9.579367	$ 10.137378
Total Return *	-0.28%***	31.83%
Ratio of Expenses **	3.61%	3.91%

Period ended December 31, 2008

Unit Value	$ 9.327447	$ 7.689738
Total Return *	-8.94%	-42.75%
Ratio of Expenses **	3.21%	3.91%

Period ended December 31, 2007

Unit Value	$ 10.243295	$ 13.432137
Total Return *	0.45%***	-3.04%
Ratio of Expenses **	3.21%	3.91%

Period ended December 31, 2006

Unit Value	$ 10.109623	$ 13.853319
Total Return *	0.37%***	15.43%
Ratio of Expenses **	2.96%	3.91%

Period ended December 31, 2005

Unit Value	n/a	$ 12.001742
Total Return *	n/a	2.74%***
Ratio of Expenses **	n/a	3.91%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe	JNL/T. Rowe
	Price Short-Term	Price Value
	Bond Portfolio(a)	Portfolio

Lowest expense ratio
Period ended December 31, 2009

Unit Value	$ 10.543119	$ 13.433157
Total Return *	6.57%	35.72%
Ratio of Expenses **	1.00%	1.00%

Period ended December 31, 2008

Unit Value	$ 9.893602	$ 9.897450
Total Return *	-1.77%***	-41.06%
Ratio of Expenses **	1.00%	1.00%

Period ended December 31, 2007

Unit Value	$ 10.610338	$ 16.792708
Total Return *	3.67%	-0.16%
Ratio of Expenses **	1.10%	1.00%

Period ended December 31, 2006

Unit Value	$ 10.235082	$ 16.819769
Total Return *	-0.12%***	18.83%
Ratio of Expenses **	1.10%	1.00%

Period ended December 31, 2005

Unit Value	n/a	$ 14.154707
Total Return *	n/a	5.09%
Ratio of Expenses **	n/a	1.00%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe	JNL/T. Rowe
	Price Short-Term	Price Value
	Bond Portfolio(a)	Portfolio

Portfolio data
Period ended December 31, 2009

Net Assets (in thousands)	$ 182,385	$ 318,777
Units Outstanding (in thousands)	17,700	25,158
Investment Income Ratio *	3.80%	1.73%

Period ended December 31, 2008

Net Assets (in thousands)	$ 87,244	$ 204,240
Units Outstanding (in thousands)	8,978	21,770
Investment Income Ratio *	4.21%	1.90%

Period ended December 31, 2007

Net Assets (in thousands)	$ 65,966	$ 367,321
Units Outstanding (in thousands)	6,283	22,938
Investment Income Ratio *	3.89%	2.29%

Period ended December 31, 2006

Net Assets (in thousands)	$ 25,837	$ 323,913
Units Outstanding (in thousands)	2,534	20,028
Investment Income Ratio *	0.00%	1.26%

Period ended December 31, 2005

Net Assets (in thousands)	n/a	$ 254,751
Units Outstanding (in thousands)	n/a	18,573
Investment Income Ratio *	n/a	2.00%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a) Commencement of operations May 1, 2006.

Independent Auditors’ Report

The Board of Directors of Jackson National Life Insurance Company and
Contract Owners of Jackson National Separate Account I:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts within Jackson National Separate Account I (Separate Account) as set forth herein as of December 31, 2009, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two year period then ended, and the financial highlights for each of the years or periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agent of the underlying mutual fund. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each sub-account within Jackson National Separate Account I as set forth herein as of December 31, 2009, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two year period then ended, and the financial highlights for each of the years or periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

February 25, 2010

Jackson National Life Insurance
Company and Subsidiaries

Consolidated Financial Statements
December 31, 2009

Jackson National Life Insurance Company and Subsidiaries

Index to Consolidated Financial Statements
December 31, 2009

__________________________________________________________________

Report of Independent Registered Public Accounting Firm                                                   1

Consolidated Balance Sheets                                                                                               2

Consolidated Income Statements                                                                                         3

Consolidated Statements of Changes in Equity and Comprehensive Income                                                                                                                                4

Consolidated Statements of Cash Flows                                                                               5

Notes to Consolidated Financial Statements                                                                          6

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of
Jackson National Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2009 and 2008, and the related consolidated income statements and the consolidated statements of changes in equity and comprehensive income, and cash flows for each of the years in the three-year period ended December 31, 2009.  These consolidated financial statements are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2009 in conformity with U.S. generally accepted accounting principles.

As discussed in Note 4 to the consolidated financial statements, the Company has changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of FASB Staff Position No. FAS 115-2 and FAS 124-2, “Recognition and Presentation of Other-Than-Temporary Impairments” (included in FASB ASC Topic 320, Investments-Debt and Equity Securities), as of January 1, 2009.

KPMG LLP

Chicago, Illinois
February 26, 2010

Jackson National Life Insurance Company and Subsidiaries
Consolidated Financial Statements

Consolidated Balance Sheets
(In thousands, except per share information)

	December 31,
Assets	2009	2008
Investments:
Cash and short-term investments	$1,043,725	$715,994
Securities available for sale, at fair value:
Fixed maturities (amortized cost: 2009, $36,791,797; 2008, $38,419,522)	36,368,034	34,305,761
Equities (cost: 2008, $389,516)	-	343,668
Trading securities, at fair value	557,671	523,969
Commercial mortgage loans	5,983,571	6,376,535
Policy loans	852,941	841,054
Derivative instruments	837,728	970,800
Other invested assets	866,023	935,010
Total investments	46,509,693	45,012,791

Accrued investment income	450,133	496,787
Deferred acquisition costs	4,738,901	4,889,889
Deferred sales inducements	476,749	565,942
Reinsurance recoverable	1,133,118	1,527,403
Income taxes receivable from Parent	369,478	169,331
Deferred income taxes	89,678	994,874
Other assets	192,042	234,196
Separate account assets	33,329,412	20,902,191
Total assets	$87,289,204	$74,793,404

Liabilities and Equity
Liabilities
Policy reserves and liabilities:
Reserves for future policy benefits and claims payable	$3,194,039	$4,091,774
Deposits on investment contracts	38,283,062	35,891,064
Guaranteed investment contracts	920,101	1,903,276
Trust instruments supported by funding agreements	2,331,458	4,647,874
Federal Home Loan Bank funding agreements	1,750,965	1,752,399
Short-term borrowings	-	150,000
Long-term borrowings	288,680	288,915
Securities lending payable	34,203	127,897
Derivative instruments	745,214	1,258,036
Other liabilities	1,234,646	1,152,864
Separate account liabilities	33,329,412	20,902,191
Total liabilities	82,111,780	72,166,290

Equity
Common stock, $1.15 par value; authorized 50,000 shares;
issued and outstanding 12,000 shares	13,800	13,800
Additional paid-in capital	3,561,395	2,968,985
Accumulated other comprehensive income (loss), net of
tax benefit of $356,307 in 2009 and $851,672 in 2008	76,344	(1,627,525)
Retained earnings	1,450,505	1,145,443
Total stockholder's equity	5,102,044	2,500,703
Noncontrolling interests	75,380	126,411
Total equity	5,177,424	2,627,114
Total liabilities and equity	$87,289,204	$74,793,404

Jackson National Life Insurance Company and Subsidiaries

Consolidated Financial Statements

Consolidated Income Statements
(In thousands)

	Years Ended December 31,
	2009	2008	2007
Revenues
Fee income	$1,082,281	$1,069,910	$1,000,661
Premiums	115,231	170,161	190,300
Net investment income	2,577,794	2,662,099	2,945,516

Net realized losses on investments:
Total other-than-temporary impairments	(1,196,893)	(913,692)	(60,395)
Portion of other-than-temporary impairments included in
other comprehensive income (loss)	422,186	-	-
Net other-than-temporary impairments	(774,707)	(913,692)	(60,395)
Other investment gains (losses)	166,829	(289,542)	(30,179)
Total net realized losses on investments	(607,878)	(1,203,234)	(90,574)

Risk management activity	(912,080)	(466,638)	36,458
Other income	61,112	107,763	27,783
Total revenues	2,316,460	2,340,061	4,110,144
Benefits and Expenses
Death and other policy benefits	583,573	514,148	488,280
Interest credited on deposit liabilities	1,461,137	1,406,066	1,409,771
Interest expense on trust instruments supported
by funding agreements	82,131	196,175	278,604
Interest expense on Federal Home Loan Bank advances,
notes and reverse repurchase agreements	49,767	71,295	66,647
Increase (decrease) in reserves, net of reinsurance	(536,828)	164,027	(29,437)
Commissions	980,903	739,798	796,876
General and administrative expenses	447,617	478,320	468,582
Deferral of policy acquisition costs	(944,596)	(719,724)	(777,230)
Deferral of sales inducements	(132,196)	(113,232)	(140,722)
Amortization of acquisition costs:
Attributable to operations	108,240	926,903	552,626
Attributable to risk management activity	(341,509)	(103,491)	17,182
Attributable to net realized losses on investments	(72,349)	(164,503)	(23,142)
Amortization of deferred sales inducements:
Attributable to operations	43,542	39,836	95,102
Attributable to risk management activity	(1,203)	59,694	15,979
Attributable to net realized losses on investments	(10,062)	(15,770)	(2,940)
Total benefits and expenses	1,718,167	3,479,542	3,216,178
Pretax income (loss)	598,293	(1,139,481)	893,966
Federal income tax expense (benefit)	182,536	(172,081)	252,291
Income (loss) before extraordinary loss	415,757	(967,400)	641,675
Extraordinary loss, net of tax benefit of $4,651 in 2008	-	(8,638)	-
Net income (loss)	415,757	(976,038)	641,675
Less: Net income (loss) attributable to noncontrolling interests	(12,415)	5,825	22,396
Net income (loss) attributable to Jackson	$428,172	$(981,863)	$619,279

See accompanying notes to consolidated financial statements.

Jackson National Life Insurance Company and Subsidiaries
Consolidated Financial Statements

Consolidated Statements of Changes in Equity and Comprehensive Income
(In thousands)

			Accumulated
		Additional	other		Total	Non-
	Common	paid-in	comprehensive	Retained	stockholder's	controlling	Total
	stock	capital	income (loss)	earnings	equity	interests	equity
Balances as of December 31, 2006	$13,800	$2,904,276	$110,807	$2,067,128	$5,096,011	$148,495	$5,244,506
Comprehensive income:
Net income				619,279	619,279	22,396	641,675
Net unrealized losses
on securities not other-than
-temporarily impaired, net
of tax of $(102,737)			(190,798)		(190,798)	(39,681)	(230,479)
Reclassification adjustment
for gains included
in net income, net of tax
of $(6,055)			(11,244)		(11,244)		(11,244)
Total comprehensive income (loss)			(202,042)	619,279	417,237	(17,285)	399,952
Capital contribution		30,605			30,605		30,605
Dividends to stockholder				(246,000)	(246,000)		(246,000)
Balances as of December 31, 2007	$13,800	$2,934,881	$(91,235)	$2,440,407	$5,297,853	$131,210	$5,429,063

Comprehensive income:
Net income (loss)				(981,863)	(981,863)	5,825	(976,038)
Net unrealized losses
on securities not other-than
-temporarily impaired, net
of tax of $(1,045,509)			(1,987,509)		(1,987,509)	(10,624)	(1,998,133)
Reclassification adjustment
for losses included
in net income, net of tax
of $242,964			451,219		451,219		451,219
Total comprehensive loss			(1,536,290)	(981,863)	(2,518,153)	(4,799)	(2,522,952)
Capital contribution		34,104			34,104		34,104
Dividends to stockholder				(313,101)	(313,101)		(313,101)
Balances as of December 31, 2008	$13,800	$2,968,985	$(1,627,525)	$1,145,443	$2,500,703	$126,411	$2,627,114

Comprehensive income:
Net income (loss)				428,172	428,172	(12,415)	415,757
Net unrealized gains (losses)
on securities not other-than
-temporarily impaired, net
of tax of $382,885			1,621,868		1,621,868	(38,616)	1,583,252
Net unrealized losses on
other-than-temporarily impaired
securities, net of tax of $(127,733)			(237,217)		(237,217)		(237,217)
Reclassification adjustment
for losses included
in net income, net of tax
of $240,213			446,108		446,108		446,108
Total comprehensive income (loss)			1,830,759	428,172	2,258,931	(51,031)	2,207,900
Cumulative effect of change in
accounting, net of DAC			(126,890)	126,890	-		-
Capital contribution		592,410			592,410		592,410
Dividends to stockholder				(250,000)	(250,000)		(250,000)
Balances as of December 31, 2009	$13,800	$3,561,395	$76,344	$1,450,505	$5,102,044	$75,380	$5,177,424

See accompanying notes to consolidated financial statements.

Jackson National Life Insurance Company and Subsidiaries
Consolidated Financial Statements

Consolidated Statements of Cash Flows (In thousands)

	Years Ended December 31,
	2009	2008	2007
Cash flows from operating activities:
Net income (loss) attributable to Jackson	$ 428,172	$ (981,863)	$ 619,279
Adjustments to reconcile income (loss) attributable to Jackson to net cash provided by operating activities:
Net realized losses on investments	607,878	1,203,234	90,574
Losses on trading portfolio	126,090	91,472	6,496
Risk management activity	912,080	466,638	(36,458)
Interest credited on deposit liabilities	1,461,137	1,406,066	1,409,771
Interest expense on trust instruments supported
by funding agreements	82,131	196,175	278,604
Interest expense on Federal Home Loan Bank funding
agreements	28,906	57,928	50,178
Mortality, expense and surrender charges	(327,521)	(321,484)	(298,384)
Amortization of discount and premium on investments	(1,235)	28,168	65,787
Deferred income tax (benefit) provision	409,848	(113,368)	50,254
Change in:
Accrued investment income	46,654	(41,579)	78,679
Deferred sales inducements and acquisition costs	(1,350,132)	(90,287)	(263,145)
Trading portfolio activity, net	142,064	9,592	(91,761)
Income taxes receivable from Parent	(200,147)	(161,872)	46,340
Other assets and liabilities, net	201,025	218,797	(147,951)
Net cash provided by operating activities	2,566,950	1,967,617	1,858,263

Cash flows from investing activities:
Sales of fixed maturities and equities available for sale	9,001,912	2,248,000	4,810,384
Principal repayments, maturities, calls and redemptions:
Fixed maturities available for sale	2,166,500	2,964,781	3,074,597
Commercial mortgage loans	742,080	407,640	845,333
Purchases of:
Fixed maturities and equities available for sale	(10,029,527)	(7,622,992)	(7,542,552)
Commercial mortgage loans	(351,711)	(1,310,760)	(1,031,580)
Other investing activities	(1,534,559)	473,947	(143,207)
Net cash (used in) provided by investing activities	(5,305)	(2,839,384)	12,975

Cash flows from financing activities:
Policyholders' account balances:
Deposits	14,123,189	12,846,221	13,262,218
Withdrawals	(9,543,370)	(9,029,910)	(8,425,907)
Net transfers to separate accounts	(6,984,733)	(2,442,002)	(6,915,504)
Proceeds from borrowings	-	550,000	250,000
Payments on borrowings	(150,000)	(634,047)	(131,831)
Proceeds and payments on short-term borrowings from Parent	-	(32,000)	32,000
Payment of cash dividends to Parent	(250,000)	(313,101)	(246,000)
Capital contribution from Parent	571,000	-	-
Net cash (used in) provided by financing activities	(2,233,914)	945,161	(2,175,024)

Net increase (decrease) in cash and short-term investments	327,731	73,394	(303,786)

Cash and short-term investments, beginning of year	715,994	642,600	946,386
Total cash and short-term investments, end of year	$ 1,043,725	$ 715,994	$ 642,600

See accompanying notes to consolidated financial statements.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

1.      Nature of Operations

Jackson National Life Insurance Company (the “Company” or “Jackson”) is wholly owned by Brooke Life Insurance Company (“Brooke Life” or the “Parent”), which is ultimately a wholly owned subsidiary of Prudential plc (“Prudential”), London, England.  Jackson, together with its New York life insurance subsidiary, is licensed to sell group and individual annuity products (including immediate, index linked and deferred fixed annuities and variable annuities), guaranteed investment contracts (“GICs”) and individual life insurance products, including variable universal life, in all 50 states and the District of Columbia.

The consolidated financial statements include the accounts of the following:
•	Life insurers: Jackson and its wholly owned subsidiaries Jackson National Life Insurance Company of New York, Squire Reassurance Company LLC (“Squire Re”) and Jackson National Life (Bermuda) LTD;
•
Wholly owned broker-dealer, investment management and investment advisor subsidiaries: Jackson National Life Distributors, LLC, Jackson National Asset Management, LLC, Curian Clearing, LLC and Curian Capital, LLC;

•	Wholly owned insurance agency: JNL Southeast Agency, LLC;
•	PGDS (US One) LLC (“PGDS”), a wholly owned subsidiary that provides information technology services to Jackson and certain affiliates;
•	Other partnerships, limited liability companies and variable interest entities (“VIEs”) in which Jackson has a controlling interest or is deemed the primary beneficiary.

2.	Summary of Significant Accounting Policies

Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).  All significant intercompany accounts and transactions have been eliminated in consolidation.

The preparation of the consolidated financial statements in conformity with GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the financial statements and the accompanying notes.  Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments and derivative instruments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is other-than-temporary; 2) assessments as to whether certain entities are variable interest entities, the existence of reconsideration events and the determination of which party, if any, should consolidate the entity; 3) assumptions impacting future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 4) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns; 5) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; 6) estimates related to establishment of loan loss reserves, liabilities for lawsuits and the liability for state guaranty fund assessments; 7) assumptions and estimates associated with the Company’s tax positions which impact the amount of recognized tax benefits recorded by the Company; and, 8) the value of guarantee obligations.  These estimates and assumptions are based on management’s best estimates and judgments.  Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate.  As facts and circumstances dictate, these estimates and assumptions may be adjusted.  Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates.  Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the financial statements in the periods the estimates are changed.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

2.           Summary of Significant Accounting Policies (continued)

Changes in Accounting Principles – Adopted in Current Year
On December 31, 2009, the Company adopted the Statement of Financial Accounting Standards (“FAS”) No. 168, “The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles” (“ASU 2009-01”), which was issued by the Financial Accounting Standards Board (“FASB”) in June 2009.  ASU 2009-01 supersedes FAS No. 162, “The Hierarchy of Generally Accepted Accounting Principles”, authorizes the Codification as the new source for authoritative U.S. GAAP and ends the practice of FASB issuing standards in the familiar forms.  ASU 2009-01 did not have an impact on the Company’s consolidated financial statements.

On December 31, 2009, the Company adopted FAS No. 165, “Subsequent Events” (“ASC 855-10”), which was issued by the FASB in May 2009.  ASC 855-10 addresses the accounting for and disclosure of subsequent events not addressed in other applicable GAAP, including disclosure of the date through which subsequent events have been evaluated.  The Company has evaluated subsequent events through February 26, 2010,  which is the date the financial statements were available to be issued.

On December 31, 2009, the Company adopted FASB Staff Position (“FSP”) FAS No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“ASC 820-10”).  This amendment to FAS 157 provides additional guidance on estimating fair value when the volume and level of activity for an asset or liability have significantly decreased in relation to normal market activity.  This change also includes guidance on identifying circumstances that indicate a transaction is not orderly.  This change did not have an impact on the Company’s consolidated financial statements.

On January 1, 2009, the Company adopted FSP FAS No. 115-2 and FAS 124-2, “Recognition and Presentation of Other-Than-Temporary Impairments” (“ASC 320-10”).  This staff position amends the other-than-temporary impairment guidance for debt securities and modifies the presentation and disclosure requirements for other-than-temporary impairment disclosures for debt and equity securities.  This change also amends the requirement for management to positively assert the ability and intent to hold a debt security to recovery to determine whether an other-than-temporary impairment exists and replaces this provision with the assertion that management does not intend to sell or it is not more likely than not that management will be required to sell a security prior to recovery.  In addition, it modifies the presentation of other-than-temporary impairments for certain debt securities where management has no intent to sell and will not be required to sell to only present the impairment loss in net income (loss) that represents the credit loss associated with the other-than-temporary impairment.  The remaining impairment loss is then presented in other comprehensive income (loss) (“OCI”).  Upon adoption, the Company transferred $186.6 million ($126.9 million net of deferred acquisition costs) of non-credit related impairments from retained earnings to OCI.

In February 2008, the FASB issued FSP FAS No. 157-1, “Application of FASB Statement No. 157 to FASB Statement No. 13 and Other Accounting Pronouncements That Address Fair Value Measurements for Purposes of Lease Classification or Measurement under Statement 13” (“ASC 820-10”).  This update provides a scope exception from FAS 157 for the evaluation criteria on lease classification and capital lease measurement under FAS No. 13, “Accounting for Leases” (“ASC 840-20”) and other related accounting pronouncements. Due to the scope exception, the Company did not apply the provisions of FAS 157 in determining the classification of and accounting for leases.  Accordingly, the adoption of FSP FAS 157-1 did not have an impact on the Company’s consolidated financial statements.

In February 2008, the FASB issued FSP FAS No. 157-2, “Effective Date of FASB Statement No. 157” (“ASC 820-10”) which delayed the effective date of FAS 157 to fiscal years beginning after November 15, 2008 for certain nonfinancial assets and liabilities. Examples of applicable nonfinancial assets and liabilities to which this change applies include, but are not limited to, nonfinancial assets and liabilities initially measured at fair value in a business combination that are not subsequently remeasured at fair value and nonfinancial long-lived assets measured at fair value for impairment assessment.  As a result of the issuance of FSP FAS 157-2, the Company did not apply the provisions of FAS 157 to the nonfinancial assets and liabilities within the scope of FSP FAS 157-2 in 2008.  Application in 2009 did not have a significant impact on the Company’s consolidated financial statements.

Jackson National Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

December 31, 2009

2.           Summary of Significant Accounting Policies (continued)

In March 2008, the FASB issued FAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133” (“ASC 815-10”).  This statement amends and expands disclosures about an entity’s derivative and hedging activities with the intent of providing the users of financial statements with an enhanced understanding of how and why an entity uses derivative instruments, how derivative instruments and related hedged items are accounted for and the related interpretations and how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.  It was effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, with early application encouraged.  The Company has incorporated the additional disclosures in the 2009 consolidated financial statements.

In December 2007, the FASB issued FAS No. 160, “Noncontrolling Interests in Consolidated Financial Statements – an amendment of ARB No. 51” (“ASC 810-10”).  This statement establishes accounting and reporting standards for noncontrolling interests in a subsidiary and was effective for fiscal years beginning on or after December 15, 2008.  Jackson adopted this change effective January 1, 2009.  It resulted in the presentation of noncontrolling interests not directly or indirectly attributable to the Company separately in equity and net income.  The prior year financial statements have been reclassified to reflect this change.

Changes in Accounting Principles – Adopted in Prior Years
In December 2008, the FASB issued FSP 140-4 and FIN 46(R)-8, “Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities” (“ASC 810-10” and “ASC 860-10”).  These staff positions amend both FASB Statement No. 140, “Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities” and FASB Interpretation No. 46 (revised) “Consolidation of Variable Interest Entities” to require additional disclosures beginning in financial statements for reporting periods ending after December 15, 2008.  Accordingly, any additional disclosures required by this statement are included in the accompanying notes to consolidated financial statements.

On January 1, 2008, the Company adopted FAS No. 159, “Fair Value Option for Financial Assets and Financial Liabilities” (“ASC 825-10”), which was issued by the FASB in 2007.  This statement allows an entity to make an irrevocable election, on specific election dates, to measure eligible items at fair value, with changes in fair value recognized in the income statement.  Jackson did not elect to measure any eligible items at fair value and, as a result, adoption did not have an initial impact on the Company’s consolidated financial statements.

On January 1, 2008, the Company adopted FAS No. 157, “Fair Value Measurements” (“ASC 820-10”), which was issued by the FASB in September 2006. The Company also adopted the related FSPs described below. For financial statement elements measured at fair value, this statement establishes a framework for measuring fair value under GAAP and enhances disclosures about fair value measurements.  The pronouncement defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Prior to adoption, the fair value of a liability was often based on a settlement price concept, which assumed the liability was extinguished.  After adoption, fair value is based on the amount that would be paid to transfer a liability to a third party with the same credit standing, thereby requiring that an issuer’s credit standing be considered when measuring a liability at fair value.  It also establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels (“Level 1, 2, and 3”).

The Company applied the provisions of ASC 820-10 prospectively to financial assets and liabilities measured at fair value under existing GAAP. The impact of adoption changed the valuation of the Company’s embedded derivatives, most significantly the valuation of embedded derivatives associated with certain guarantees on variable annuity contracts.  The change in the valuation of embedded derivatives associated with the variable annuity guarantees resulted from a change to implied volatility with no reference to historical volatility levels.  At January 1, 2008, the impact of adoption on net income was a charge of $54.3 million and was recognized as a change in estimate in the accompanying consolidated financial statements, where the changes were presented in the respective income statement captions.  The Company’s adoption did not materially impact the fair values of other financial instruments.  However, management expects that as a result of adoption, risk management activity for future years is likely to be more volatile than amounts recorded in prior years due to the potential variability in the relevant inputs.  See note 3 for additional information regarding fair value measurements.

Jackson National Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

December 31, 2009

2.           Summary of Significant Accounting Policies (continued)

In October 2008, the FASB issued FSP No. FAS 157-3, “Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active” (“FSP FAS 157-3”).  This FSP clarifies the application of FAS 157 in a market that is not active and provides an example to illustrate key considerations in the determination of the fair value of a financial asset when the market for that asset is not active.  FSP FAS 157-3 was effective upon issuance and did not have a significant impact on the Company’s consolidated financial statements.

Effective January 1, 2007, the Company adopted FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – An Interpretation of FASB Statement No. 109” (“ASC 740-10”).  This interpretation clarifies the accounting for uncertainty in income taxes recognized in a company’s financial statements and requires companies to determine whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements.  It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties.  The adoption did not have an initial impact on the Company’s consolidated financial statements.   See note 10 for information on unrecognized tax benefits arising subsequent to adoption.

Changes in Accounting Principles – Not Yet Adopted
In June 2009, the FASB issued FAS No. 166, “Accounting for Transfers of Financial Assets”.  This accounting guidance amends the current guidance on transfers of financial assets by eliminating the qualifying special-purpose entity concept, providing certain conditions that must be met to qualify for sale accounting, changing the amount of gain or loss recognized on certain transfers and requiring additional disclosures.  This accounting guidance will be effective on January 1, 2010.  Jackson has not yet determined the impact this guidance, when adopted, will have on the Company’s consolidated financial statements.

In June 2009, the FASB issued FAS No. 167, “Amendments to FASB Interpretation No. 46R”, which provides accounting guidance for determining which enterprise, if any, has a controlling financial interest in a variable interest entity (“VIE”) and requires additional disclosures about involvement in VIEs.  This accounting guidance will be effective on January 1, 2010.  Jackson has not yet determined the impact this guidance, when adopted, will have on the Company’s consolidated financial statements.

Comprehensive Income (Loss)
Comprehensive income (loss) includes all changes in stockholder’s equity (except those arising from transactions with owners/stockholders) and, in the Company’s case, includes net income (loss) and net unrealized gains or losses on available for sale securities.

Investments
Cash and short-term investments, which primarily include high quality, non-asset-backed commercial paper, money market instruments and deposits in the Federal Home Loan Bank of Indianapolis (“FHLBI”), are carried at cost or amortized cost.  These investments have original maturities of three months or less and are considered cash equivalents for reporting cash flows.

Fixed maturities consist primarily of bonds, notes, redeemable preferred stocks and asset-backed securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the interest method.  Asset-backed securities are amortized over the estimated redemption period.  With regard to certain asset-backed securities that are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis.  The carrying value of such securities was $953.4 million and $604.3 million as of December 31, 2009 and 2008, respectively.

Jackson National Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

December 31, 2009

2.      Summary of Significant Accounting Policies (continued)

All fixed maturities are classified as available for sale and are carried at fair value.  Effective January 1, 2009, for declines in fair value considered to be other-than-temporary, an impairment charge reflecting the difference between the amortized cost basis and fair value is included in net realized losses on investments.  Further, where Jackson has no intent to sell the security and does not expect to be required to sell the security prior to recovery of its amortized cost basis, an amount representing the non-credit related portion of a loss is reclassified out of net realized losses on investments and into other comprehensive income.  In determining whether an other-than-temporary impairment has occurred, and in calculating the non-credit related component of the total impairment loss, the Company considers a number of factors, which are further detailed in note 4.  For prior periods, Jackson recognized an other-than-temporary impairment when the Company did not expect full recovery of value or did not have the intent and ability to hold a security to recovery.  Further, prior to January 1, 2009, impairment losses were recognized in net realized losses on investments for the full difference between fair value and amortized cost.

Equities, which include common stocks, non-redeemable preferred stocks and shares of mutual funds purchased as seed money supporting newly established variable funds are carried at fair value.  Book value of available for sale equity securities are reduced to fair value for declines in fair value considered to be other-than-temporary.

During 2009, the Company transferred the remainder of its equity holdings from available for sale to a trading portfolio and recognized a loss of $87.5 million.  As a result, at December 31, 2009, all equity holdings are classified as trading.  Previously, trading securities primarily consisted of private equity securities and investments in mutual funds that support liabilities of the Company’s non-qualified voluntary deferred compensation plans.  Trading securities are carried at fair value with changes in value included in net investment income.

Commercial mortgage loans are carried at aggregate unpaid principal balances, net of unamortized discounts and premiums and an allowance for loan losses. The allowance for loan losses represents the estimated risk of loss for individual mortgages in the portfolio.

Policy loans are carried at the unpaid principal balances.

Other invested assets primarily include investments in limited partnerships and real estate.  Limited partnership investments are accounted for using the equity method.  Real estate is carried at the lower of depreciated cost or fair value.

Pursuant to the guidance provided in ASC 810-10, the Company has concluded that it owns interests in VIEs that represent primary beneficial interests.  These VIEs are included in the consolidated financial statements and include entities structured to hold and manage investments, including real estate properties and interests in commercial loans.  Other invested assets also includes investments of $73.0 million and $72.5 million as of December 31, 2009 and 2008, respectively, in debt issued by a VIE structured to hold and manage investments in commercial loans, for which the Company is not the primary beneficiary.

Realized gains and losses on sales of investments are recognized in income at the date of sale and are determined using the specific cost identification method.

The changes in unrealized gains and losses on investments classified as available for sale, net of tax and the effect of the adjustment for deferred acquisition costs and deferred sales inducements, and, beginning in 2009, the non-credit related portion of other-than-temporary impairment charges are excluded from net income and included as a component of other comprehensive income and total equity.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

2.      Summary of Significant Accounting Policies (continued)

Derivative Instruments, Embedded Derivatives and Risk Management Activity
The Company enters into financial derivative transactions, including, but not limited to, swaps, spread cap options, put-swaptions, futures and options to reduce and manage business risks.  These transactions manage the risk of a change in the value, yield, price, cash flows, credit quality or degree of exposure with respect to assets, liabilities or future cash flows which the Company has acquired or incurred.  The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements.  The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance.  During 2008, nonperformance by one derivative counterparty resulted in a loss on the related transactions.  The related charge of $17.2 million is included as a component of net investment income.  There were no such losses in 2009 or 2007.

The Company generally uses freestanding derivative instruments for hedging purposes.  Additionally, certain liabilities, primarily trust instruments supported by funding agreements, index linked annuities and guarantees offered in connection with variable annuities issued by the Company, contain embedded derivative instruments.  Further details regarding Jackson’s derivative positions are included in note 5.  The Company generally does not account for such derivatives as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements were followed.  Financial derivatives, including derivatives embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value.  The results from derivative financial instruments and embedded derivatives, including net payments, realized gains and losses and changes in value, are reported in risk management activity.

Deferred Acquisition Costs
Certain costs of acquiring new business, principally commissions and certain costs associated with policy issuance and underwriting, which vary with and are primarily related to the production of new business, are capitalized as deferred acquisition costs.  Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products.  Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed.  As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields.  This adjustment is included along with the change in fair value of fixed maturities and equities available for sale, net of applicable tax, that is credited or charged directly to stockholder’s equity as a component of other comprehensive income.  Deferred acquisition costs have been increased by $131.9 million and $1.5 billion at December 31, 2009 and 2008, respectively, to reflect this adjustment.  Effective January 1, 2009, in connection with the adoption of FSP 115-2, Jackson reclassified $53.0 million of deferred acquisition costs from retained earnings to accumulated other comprehensive income.

Deferred Sales Inducements
Bonus interest on deferred fixed annuities and contract enhancements on index linked annuities and variable annuities are capitalized as deferred sales inducements.  Deferred sales inducements are increased by interest thereon and amortized in proportion to estimated gross profits.  Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed.  As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields.  This adjustment is included along with the change in fair value of fixed maturities and equities available for sale, net of applicable tax, that is credited or charged directly to stockholder’s equity as a component of other comprehensive income.  Deferred sales inducements have been increased by $11.9 million and $201.0 million at December 31, 2009 and 2008, respectively, to reflect this adjustment.  Effective January 1, 2009, in connection with the adoption of FSP 115-2, Jackson reclassified $6.7 million of deferred sales inducements from retained earnings to accumulated other comprehensive income.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

2.      Summary of Significant Accounting Policies (continued)

Federal Income Taxes
The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as certain foreign jurisdictions.  The Company is generally no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2005.

Jackson files a consolidated federal income tax return with Brooke Life and Jackson National Life Insurance Company of New York. Jackson National Life (Bermuda) LTD is taxed as a controlled foreign corporation of Jackson.  The other affiliated subsidiary entities are limited liability companies with all of their interests owned by Jackson.  Accordingly, they are not considered separate entities for income tax purposes; and therefore, are taxed as part of the operations of Jackson.  Income tax expense is calculated on a separate company basis.

Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes.  Such temporary differences are principally related to the effects of recording certain invested assets at market value, the deferral of policy acquisition costs and the provisions for future policy benefits and expenses.  Deferred tax assets and liabilities are measured using the enacted tax rates expected to be in effect when such benefits are realized.  Under GAAP, Jackson is required to test the value of deferred tax assets for realizability.  Deferred tax assets are reduced by a valuation allowance if, based on the weight of available positive and negative evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized.  In determining the need for a valuation allowance, the Company considers the carryback capacity of losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies.

The determination of the valuation allowance for Jackson’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance.  In order to recognize a tax benefit in the consolidated financial statements, there must be a greater than 50 percent chance of success with the relevant taxing authority with regard to that tax position.  Management’s judgments are potentially subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitor pricing and other specific industry and market conditions.

The Company recognizes accrued interest and penalties, if any, related to unrecognized tax benefits as a component of tax expense.

Policy Reserves and Liabilities
Reserves for future policy benefits and claims payable:
For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations.  Mortality assumptions range from 25% to 160% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration.  Interest rate assumptions range from 4.0% to 8.0%.  Lapse and expense assumptions are based on Company experience.

Deposits on investment contracts:
For the Company’s interest-sensitive life contracts, liabilities approximate the policyholder’s account value.  For deferred annuities, the fixed option on variable annuities, guaranteed investment contracts and other investment contracts, the liability is the policyholder’s account value.  The liability for index linked annuities is based on two components, 1) the imputed value of the underlying guaranteed host contract, and 2) the fair value of the embedded option component of the contract.  For index linked annuities, obligations in excess of the guaranteed contract value are economically hedged through the use of futures contracts and call options.

Trust Instruments Supported by Funding Agreements

Jackson and Jackson National Life Funding, LLC have established a European Medium Term Note program, with up to $7 billion in aggregate principal amount outstanding at any one time.  Jackson National Life Funding, LLC was formed as a special purpose vehicle solely for the purpose of issuing Medium Term Note instruments to

Jackson National Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

December 31, 2009

2.      Summary of Significant Accounting Policies (continued)

institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of funding agreements.  Carrying values totaled $1.0 billion and $1.1 billion at December 31, 2009 and 2008, respectively.

Jackson and Jackson National Life Global Funding have established a $10.8 billion aggregate Global Medium Term Note program.  Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of funding agreements.  The carrying values at December 31, 2009 and 2008 totaled $1.3 billion and $3.5 billion, respectively.

Medium term note instruments issued representing obligations denominated in a foreign currency have been economically hedged for changes in exchange rates using cross-currency swaps.  The fair value of derivatives embedded in funding agreements, as well as unrealized foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

Trust instrument liabilities are adjusted to reflect the effects of foreign currency transaction gains and losses using exchange rates as of the reporting date.  Foreign currency transaction gains and losses are included in risk management activity.

Federal Home Loan Bank Advances
Jackson and Squire Re are members of the Federal Home Loan Bank of Indianapolis (“FHLBI”) primarily for the purpose of participating in its mortgage-collateralized loan advance program and its short-term funding facility.  Membership requires the Company to purchase and hold a minimum amount of FHLBI capital stock plus additional stock based on outstanding advances.  Advances are in the form of short-term notes or funding agreements issued to FHLBI.  At December 31, 2009 and 2008, the Company held $117.6 million and $117.5 million, respectively, in FHLBI capital stock, supporting $1.8 billion and $1.9 billion, respectively, in funding agreements and short-term borrowings.

Separate Account Assets and Liabilities
The assets and liabilities resulting from individual variable life and annuity contracts, which aggregated $33.3 billion and $20.8 billion at December 31, 2009 and 2008, respectively, are segregated in separate accounts.  The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks.  Such fees are recorded as earned and included in fee income in the consolidated income statements.

The Company has issued a group variable annuity contract designed for use in connection with and issued to the Company’s Defined Contribution Retirement Plan.  These deposits are allocated to the Jackson National Separate Account - II and aggregated $142.2 million and $106.4 million at December 31, 2009 and 2008, respectively.  The Company receives administrative fees for managing the funds.  These fees are recorded as earned and included in fee income in the consolidated income statements.

Revenue and Expense Recognition
Premiums for traditional life insurance are reported as revenues when due.  Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts.  This association is accomplished through provisions for future policy benefits and the deferral and amortization of acquisition costs.

Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue.  Revenues consist primarily of investment income and charges assessed against the policyholder’s account value for mortality charges, surrenders and administrative expenses.  Fee income also includes revenues related to asset management fees and 12b-1 service fees.  Surrender benefits are treated as repayments of the policyholder account.  Annuity benefit payments are treated as reductions to the policyholder account.  Death benefits in excess of the policyholder account are recognized as an expense when incurred.  Expenses consist primarily of the interest credited to policyholder deposits.  Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business.  This is accomplished through deferral and amortization of acquisition costs and sales inducements.  Expenses not related to policy acquisition are recognized as incurred.

Jackson National Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

December 31, 2009

2.      Summary of Significant Accounting Policies (continued)

Investment income is not accrued on securities in default and otherwise where the collection is uncertain.  Receipts of interest on such securities are generally used to reduce the cost basis of the securities.

In 2008, the Company received, and recorded in other income, $18.6 million from class action settlements against certain underwriters of WorldCom securities.

Jackson has terminated, at the customers’ requests, a number of Medium Term Note contracts at a discounted rate.  The income on these early terminations, totaling $16.8 million and $48.8 million in 2009 and 2008, respectively, was also included in other income.

3.      Fair Value Measurements

The following chart summarizes the fair value and carrying value of Jackson’s financial instruments (in thousands). The basis for determining the fair value of each instrument is also described below.

	December 31, 2009		December 31, 2008
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Cash and short-term investments	$1,043,725	$1,043,725	$715,994	$715,994
Fixed maturities	36,368,034	36,368,034	34,305,761	34,305,761
Equities	-	-	343,668	343,668
Trading securities	557,671	557,671	523,969	523,969
Commercial mortgage loans	5,983,571	5,939,175	6,376,535	6,139,750
Policy loans	852,941	680,569	841,054	665,817
Derivative instruments	837,728	837,728	970,800	970,800
GMIB reinsurance recoverable	141,459	141,459	249,468	249,468
Separate account assets	33,329,412	33,329,412	20,902,191	20,902,191

Liabilities
Annuity reserves (1)	$32,475,348	$24,927,600	$30,775,340	$23,631,193
Reserves for guaranteed investment contracts	920,101	968,519	1,903,276	1,998,027
Trust instruments supported by funding agreements	2,331,458	2,371,266	4,647,874	4,797,590
Federal Home Loan Bank funding agreements	1,750,965	1,572,456	1,752,399	1,816,734
Borrowings	288,680	288,680	438,915	413,026
Derivative instruments	745,214	745,214	1,258,036	1,258,036
Separate account liabilities	33,329,412	33,329,412	20,902,191	20,902,191

(1) - Annuity reserves represent only the components of deposits on investment contracts that constitute financial instruments.  Non-financial instruments are not included in either the carrying value or fair value columns.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

3.      Fair Value Measurements (continued)

Fair value measurements are based upon observable and unobservable inputs.  Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information.  Jackson utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.  All assets and liabilities measured at fair value are required to be classified into one of the following categories:

Level 1
Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.  Level 1 securities include U.S. Treasury securities and exchange traded equity and derivative securities.

Level 2
Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.  Most debt securities and preferred stocks that are model priced using observable inputs are classified within Level 2.  Also included are freestanding and embedded derivative instruments that are priced using models with observable market inputs.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as highly structured or lower quality asset-backed securities.  Embedded derivative instruments that are valued using unobservable inputs are also included in Level 3.  Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate. When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument.  At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments.  In such instances, there is generally no or limited observable market data for these assets and liabilities.  Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors.  These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ significantly from the values that would have been used had an active market existed, and the differences could be material.  As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument.  In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

The following is a discussion of the methodologies used to determine fair values of the financial instruments listed in the above table.

Fixed Maturity and Equity Securities
The fair values for fixed maturity and equity securities are determined by management using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available.  Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally.

Jackson National Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

December 31, 2009

3.      Fair Value Measurements (continued)

Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums, and/or estimated cash flows based on default and prepayment assumptions.

As a result of typical trading volumes and the lack of specific quoted market prices for most fixed maturities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and brokers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral.  Actual prepayment experience may vary from these estimates.

Prices from independent pricing services are sometimes unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models. Additionally, the majority of these quotes are non-binding.

Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument to determine fair value.  For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices.  These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information, and, therefore, are considered to be Level 3 inputs.

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value.  This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals.  Examples of procedures performed include, but are not limited to, initial and on-going review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes.  In addition, the Company considers whether prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models, which are developed based on spreads and, when available, market indices.  As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

During 2008, the Company determined that, due to inactivity in certain markets, reliable market prices were no longer available on certain securities.  As a result, these securities were valued using internal estimates at December 31, 2008.  These securities were reflected as transfers into Level 3 during 2008.  At December 31, 2008, the related securities had an amortized cost and fair value of $5,469.4 million and $4,783.3 million, respectively, and were primarily asset-backed securities.  During 2009, the Company determined that sufficient activity had returned to certain markets and, as a result, reliable market prices were available at December 31, 2009 for the majority of these securities.  This change was reflected as a transfer out of Level 3 during 2009.

For those securities that were internally valued at December 31, 2009 and 2008, an internally developed model was used to determine the fair value.  The pricing model used by the Company begins with current spread levels of similarly-rated securities to determine the  market discount rate for the security.  Appropriate risk premiums for illiquidity and non-performance are incorporated, and included in the discount rate.  Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

Jackson National Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

December 31, 2009

3.    Fair Value Measurements (continued)

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs, and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price is classified into Level 1, 2, or 3. Most prices provided by independent pricing services are classified into Level 2 due to their use of  market observable inputs.

Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers’ prices are classified as Level 3.  Some valuations may be classified as Level 2 if the price can be corroborated.  Matrix-priced securities, primarily consisting of certain private placement debt, are classified as Level 2 as values are determined using observable market inputs.

Commercial Mortgage Loans
Fair values are determined by discounting the future cash flows at current market interest rates.

Policy Loans
Fair values are determined using projected future cash flows discounted at current market interest rates.  Projected future cash flows include assumptions regarding mortality and lapse expectations.

Freestanding Derivative Instruments
Freestanding derivative instruments are reported at fair value. Changes in fair value are included in risk management activity.  Derivatives priced using valuation models incorporate inputs that are predominantly observable in the market. Inputs used to value derivatives include, but are not limited to, interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

Derivative instruments classified as Level 1 include futures, which are traded on active exchanges.

Derivative instruments classified as Level 2 include interest rate swaps, cross currency swaps, credit default swaps, put swaptions and equity index call and put options. These derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data.

Spread cap options are classified as Level 3 as the fair values are determined through non-binding broker quotes.  As noted above, due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers’ prices are classified as Level 3.  No other freestanding derivatives are currently classified as Level 3.

Other Invested Assets
Other invested assets include investments in limited partnerships and real estate.  Fair value for limited partnerships is determined by using the proportion of Jackson’s investment in each fund (NAV equivalent) as a practical expedient for fair value.  No adjustments to these amounts were deemed necessary at December 31, 2009.

Fair Values of Separate Account Assets and Liabilities
Separate account assets are invested in mutual funds, which are categorized as Level 1 assets.  The value of separate account liabilities are set equal to the value of separate account assets under GAAP.

Annuity Reserves
Fair values for immediate annuities without mortality features are derived by discounting the future estimated cash flows using current market interest rates for similar maturities.  Fair values for deferred annuities, including equity indexed annuities, are determined using projected future cash flows discounted at the rate that would be required to transfer the liability to a willing third party.

Reserves for Guaranteed Investment Contracts
Fair values for guaranteed investment contracts are based on the present value of future cash flows discounted at current market interest rates.

Jackson National Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

December 31, 2009

 3.      Fair Value Measurements (continued)

Trust Instruments Supported by Funding Agreements
Fair values for trust instruments supported by funding agreements are based on the present value of future cash flows discounted at current market interest rates, plus the fair value of any embedded derivatives that are not required to be reported separately.

Federal Home Loan Bank Funding Agreements
Fair values of the FHLBI funding agreements are based on present value of future cash flows discounted at current market interest rates.

Borrowings
Carrying value of the short-term borrowings is considered a reasonable estimate for fair value due to their short-term maturity.  Fair values of other borrowings are based on future cash flows discounted at current market interest rates.

Fair Values of Certain Guaranteed Benefits
Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, income and accumulation benefits. Certain benefits, primarily non-life contingent guaranteed minimum withdrawal benefits (“GMWB”), guaranteed minimum accumulation benefits (“GMAB”) and the reinsured portion of the Company’s guaranteed minimum income benefits (“GMIB”), are accounted for at fair value.  Guaranteed benefits that are not subject to fair value accounting are accounted for as insurance benefits.

Non-life contingent GMWBs and GMABs are recorded at fair value with changes in fair value recorded in risk management activity. The fair value of the reserve is based on the expectations of future benefit payments and future fees associated with the benefits.  At the inception of the contract, the Company attributes to the derivative a portion of total fees collected from the contract holder, which is then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid for the benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits and the present value of attributed fees are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative.

Jackson’s GMIB book is reinsured through an unrelated party and, due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a freestanding derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value on the Company’s balance sheets, with changes in fair value recorded in risk management activity.  Due to the lack of availability to economically reinsure or hedge new issues of the GMIB, the Company discontinued offering it in 2009.

Fair values for GMWB and GMAB embedded derivatives as well as reinsured GMIB derivatives, are calculated based upon internally developed models because active, observable markets do not exist for those items.  Prior to January 1, 2008, the Company used the accounting guidance on fair value which represented the amount for which a financial instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties. However, under that accounting literature, when an estimate of fair value was made for liabilities where no market observable transactions existed for that liability or similar liabilities, market risk margins were only included in the valuation if the margin was identifiable, measurable and significant. If a reliable estimate of market risk margins was not obtainable, the present value of expected future cash flows under a risk neutral framework, discounted at a risk-adjusted rate of interest, was deemed to be the best available estimate of fair value in the circumstances.

Prior to January 1, 2008, fair value was calculated based on actuarial and capital market assumptions related to projected cash flows, including benefits and related contract charges, over the lives of the contracts.  Also incorporated were expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization. Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a stochastic process involving the generation of thousands of scenarios that assumed risk neutral returns consistent with swap rates were used.  This process used implied volatility data and evaluations of historical

Jackson National Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

December 31, 2009

3.      Fair Value Measurements (continued)

volatilities for various indices. Estimating these cash flows involved numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates, utilization of the benefit by policyholders under varying conditions and policyholder lapsation.

At each valuation date prior to January 1, 2008, the Company assumed expected returns based on risk-adjusted spot rates as represented by the LIBOR forward curve as of that date and market volatility as determined with reference to implied volatility and evaluations of historical volatilities for various indices.  The risk-adjusted spot rates as represented by the LIBOR spot curve as of the valuation date were used to determine the present value of expected future cash flows produced in the stochastic process.  Estimates of future policyholder behavior are subjective, but based primarily on available internal experience data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

Effective January 1, 2008, fair value is also calculated using the methods previously described.   However, as a result of adoption of revised guidance, Jackson now bases its volatility assumptions solely on implied market volatility with no reference to historical volatility levels and explicitly incorporates Jackson’s own credit risk in place of the risk-adjusted rates referenced above.  Volatility assumptions are now based on a weighting of available market data on implied volatility for durations up to 10 years, at which point the projected volatility is held constant.  Additionally, non-performance risk is incorporated into the calculation through the use of interest rates based on a AA corporate credit curve as an approximation of Jackson’s own credit risk.  Other risk margins, particularly for policyholder behavior, are also incorporated into the model through the use of best estimate assumptions plus a risk margin.  On a periodic basis, the Company validates the resulting fair values based on comparisons to other models and market movements.

The use of the models and assumptions described above requires a significant amount of judgment.  Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the liability, which is currently unknown, will likely be significantly different than this fair value as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus margins for risk.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

3.      Fair Value Measurements (continued)

Financial Instruments Measured at Fair Value on a Recurring Basis
The following table presents the Company’s assets and liabilities that are carried at fair value by hierarchy levels (in thousands):

December 31, 2009
	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
U.S. Treasury securities	$ 610,511	$ 610,511	$ -	$ -
Foreign governments	1,633	-	1,633	-
Public utilities	2,407,817	-	2,394,479	13,338
Corporate securities	23,245,553	-	22,773,087	472,466
Residential mortgage-backed	5,309,091	-	5,306,122	2,969
Commercial mortgage-backed	3,405,883	-	3,327,984	77,899
Other asset-backed securities	1,387,546	-	484,590	902,956
Trading securities	557,671	276,323	35,303	246,045
Limited partnerships	704,689	-	-	704,689
Derivative instruments	837,728	-	555,739	281,989
GMIB reinsurance recoverable	141,459	-	-	141,459
Separate account assets (1)	33,329,412	33,329,412	-	-
Total	$ 71,938,993	$ 34,216,246	$ 34,878,937	$ 2,843,810

Liabilities
Embedded derivative instruments (2)	$ 6,621,572	$ -	$ 6,184,139	$ 437,433
Derivative instruments	745,214	21,393	696,591	27,230
Total	$ 7,366,786	$ 21,393	$ 6,880,730	$ 464,663

December 31, 2008
	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities	$ 34,305,761	$ 5,118	$ 28,992,848	$ 5,307,795
Equities and trading securities	867,637	529,989	2,178	335,470
Derivative instruments	970,800	-	899,741	71,059
GMIB reinsurance recoverable	249,468	-	-	249,468
Separate account assets (1)	20,902,191	20,902,191	-	-
Total	$ 57,295,857	$ 21,437,298	$ 29,894,767	$ 5,963,792

Liabilities
Embedded derivative instruments (2)	$ 5,978,422	$ -	$ 4,854,475	$ 1,123,947
Derivative instruments	1,258,036	14,013	1,141,437	102,586
Total	$ 7,236,458	$ 14,013	$ 5,995,912	$ 1,226,533

(1) Pursuant to the conditions set forth in ASC 944-80, the value of the separate account liabilities is set equal to the value of the separate account assets.
(2) Includes the embedded derivative liabilities related to GMWB benefits and equity indexed annuities.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

3.      Fair Value Measurements (continued)

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)
The table below provides rollforwards for 2008 and 2009 of the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement. Gains and losses in the table below include changes in fair value due partly to observable and unobservable factors. The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instruments hedging the related risks may not be classified within the same fair value hierarchy level as the associated assets and liabilities. Therefore, the impact of the derivative instruments reported in Level 3 below may vary significantly from the total income effect of the hedged instruments.

		Total Realized/Unrealized Gains (Losses) Included in
	Fair Value			Purchases,	Transfers	Fair Value
	as of		Other	Issuances	in and/or	as of
	January 1,	Net	Comprehensive	and	(out of)	December 31,
(in thousands)	2009	Income	Income	Settlements	Level 3	2009
Assets
Fixed maturities
Public utilities	$14,920	$113	$2,211	$(5,019)	$1,113	$13,338
Corporate securities	478,790	7,346	133,792	(327,586)	180,124	472,466
Residential mortgage-backed	3,005,646	13,718	(4,261)	(47,621)	(2,964,513)	2,969
Commercial mortgage-backed	128,732	373	(21,719)	(15,987)	(13,500)	77,899
Other asset-backed securities	1,679,707	19,103	(256,411)	(158,496)	(380,947)	902,956
Equities and trading securities	335,470	(78,808)	-	26,983	(37,600)	246,045
Limited partnerships	740,961	(90,219)	-	53,947	-	704,689
Derivative instruments	71,059	309,180	-	(165,773)	67,523	281,989
GMIB reinsurance recoverable	249,468	(108,009)	-	-	-	141,459

Liabilities
Embedded derivative instruments	(1,123,947)	686,514	-	-	-	(437,433)
Derivative instruments	(102,586)	75,356	-	-	-	(27,230)

		Total Realized/Unrealized Gains (Losses) Included in
	Fair Value			Purchases,	Transfers	Fair Value
	as of		Other	Issuances	in and/or	as of
	January 1,	Net	Comprehensive	and	(out of)	December 31,
(in thousands)	2008	Income	Income	Settlements	Level 3	2008
Assets
Fixed maturities	$2,465,994	$(361,528)	$(597,879)	$144,839	$3,656,369	$5,307,795
Equities and trading securities	334,297	(6,778)	4	7,947	-	335,470
Derivative instruments	229,887	25,829	-	(184,657)	-	71,059
GMIB reinsurance recoverable	38,502	210,966	-	-	-	249,468

Liabilities
Embedded derivative instruments	(242,707)	(881,240)	-	-	-	(1,123,947)
Derivative instruments	11,349	(93,761)	-	-	(20,174)	(102,586)

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

3.      Fair Value Measurements (continued)

The portion of gains and losses included in net income or other comprehensive income attributable to the change in unrealized gains and losses related to financial statement instruments still held at December 31, 2009 and December 31, 2008, are as follows (in thousands):

December 31, 2009
Assets
Fixed maturities
Public utilities	$ 2,211
Corporate securities	86,801
Residential mortgage-backed	(3,622)
Commercial mortgage-backed	(22,045)
Other asset-backed securities	(256,877)
Trading securities	(79,483)
Limited partnerships	(90,210)
Derivative instruments	146,235
GMIB reinsurance recoverable	(108,009)

Liabilities
Embedded derivative instruments	$ 686,514
Derivative instruments	75,356

December 31, 2008
Assets
Fixed maturities	$ (597,575)
Equities and trading securities	(11,379)
Derivative instruments	(25,168)
GMIB reinsurance recoverable	210,966

Liabilities
Embedded derivative instruments	$ (881,240)
Derivative instruments	(113,935)

4.	Investments

Investments are comprised primarily of fixed-income securities, primarily publicly traded industrial, utility and government bonds, asset-backed securities and commercial mortgage loans.  Asset-backed securities include mortgage-backed and other structured securities.  The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts, life insurance products and guaranteed investment contracts on which it has committed to pay a declared rate of interest.  The Company's strategy of investing in fixed-income securities and loans aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

4.      Investments (continued)

Fixed Maturities
The following table sets forth fixed maturity investments at December 31, 2009, classified by rating categories as assigned by nationally recognized statistical rating organizations (“NRSRO”), the National Association of Insurance Commissioners (“NAIC”), or if not rated by such organizations, the Company’s affiliated investment advisor.   At December 31, 2009, the carrying value of investments rated by the Company’s affiliated investment advisor totaled $472.4 million.  For purposes of the table, if not otherwise rated higher by a NRSRO, NAIC Class 1 investments are included in the A rating; Class 2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.

Percent of Total
Fixed Maturities
Investment Rating	December 31, 2009
AAA	22.7%
AA	5.2%
A	28.5%
BBB	37.1%
Investment grade	93.5%
BB	3.6%
B and below	2.9%
Below investment grade	6.5%
Total fixed maturities	100.0%

Based on ratings by NRSROs, of the total carrying value for fixed maturities in an unrealized loss position at December 31, 2009, 76% were investment grade, 13% were below investment grade and 11% were not rated.  Unrealized losses on fixed maturities that were below investment grade or not rated represented approximately 39% of the aggregate gross unrealized losses on available for sale fixed maturities.

Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2009, the industries accounting for the larger percentage of unrealized losses included banking/finance (9% of fixed maturities gross unrealized losses) and building and materials (3%).  The largest unrealized loss related to a single corporate obligor was $17.8 million at December 31, 2009.

The cost or amortized cost, gross unrealized gains and losses, fair value and non-credit OTTI of available for sale fixed maturities (and equities in 2008) were as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2009	Cost	Gains	Losses	Value	OTTI (1)
Fixed Maturities
U.S. Treasury securities	$627,499	$292	$17,280	$610,511	$-
Foreign governments	1,335	298	-	1,633	-
Public utilities	2,290,931	132,898	16,012	2,407,817	-
Corporate securities	22,510,422	1,099,607	364,476	23,245,553	4,323
Residential mortgage-backed	6,033,004	86,564	810,477	5,309,091	(325,815)
Commercial mortgage-backed	3,576,800	157,067	327,984	3,405,883	252
Other asset-backed securities	1,751,806	14,858	379,118	1,387,546	(96,032)
Total fixed maturities	$36,791,797	$1,491,584	$1,915,347	$36,368,034	$(417,272)

(1) Represents the amount of cumulative non-credit OTTI gains (losses) recognized in other comprehensive income on securities on which credit impairments have been recorded.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

4.      Investments (continued)

	Cost or	Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2008	Cost	Gains	Losses	Value
Fixed Maturities
U.S. Treasury securities	$4,618	$501	$-	$5,119
Foreign governments	1,337	513	-	1,850
Public utilities	3,330,471	34,805	223,085	3,142,191
Corporate securities	23,004,416	158,542	2,861,785	20,301,173
Residential mortgage-backed	6,901,646	131,505	598,689	6,434,462
Commercial mortgage-backed	3,222,378	36,935	652,711	2,606,602
Other asset-backed securities	1,954,656	41,483	181,775	1,814,364
Total fixed maturities	$38,419,522	$404,284	$4,518,045	$34,305,761

Equities	$389,516	$5,347	$51,195	$343,668

The amortized cost and fair value of fixed maturities at December 31, 2009, by contractual maturity, are shown below (in thousands).  Expected maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

	Amortized
	Cost	Fair Value
Due in 1 year or less	$623,824	$638,636
Due after 1 year through 5 years	7,712,867	8,065,685
Due after 5 years through 10 years	12,329,046	12,725,291
Due after 10 years through 20 years	2,821,936	2,862,574
Due after 20 years	1,942,514	1,973,328
Residential mortgage-backed	6,033,004	5,309,091
Commercial mortgage-backed	3,576,800	3,405,883
Other asset-backed securities	1,751,806	1,387,546
Total	$36,791,797	$36,368,034

U.S. Treasury securities with a carrying value of $4.1 million and $4.0 million at December 31, 2009 and 2008, respectively, were on deposit with regulatory authorities, as required by law in various states in which business is conducted.

The amount of fixed maturities’ gross unrealized losses by maturity date of the fixed maturities as of December 31, 2009 were as follows (in thousands):

Less than one year	$269
One to five years	45,766
Five to ten years	203,646
More than ten years	148,087
Residential mortgage-backed securities	810,477
Commercial mortgage-backed securities	327,984
Other asset-backed securities	379,118
Total gross unrealized losses	$1,915,347

The amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were $9.4 million and $10.7 million, respectively, at December 31, 2009.  The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2009 were $4.1 million and $4.3 million, respectively, and for the 12 months preceding December 31, 2008 were zero and $3 thousand, respectively.

Jackson National Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

December 31, 2009

4.      Investments (continued)

Residential mortgage-backed securities (“RMBS”) include certain RMBS which are collateralized by residential mortgage loans and are neither explicitly nor implicitly guaranteed by U.S. government agencies (“non-agency mortgage-backed securities”).  The Company’s non-agency mortgage-backed securities include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2009	Cost	Gains	Losses	Value

Prime	$1,510,862	$6,144	$386,254	$1,130,752
Alt-A	965,171	1,488	254,448	712,211
Subprime	475,023	109	163,418	311,714
Total non-agency RMBS	$2,951,056	$7,741	$804,120	$2,154,677

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2008	Cost	Gains	Losses	Value

Prime	$1,940,054	$14,343	$288,964	$1,665,433
Alt-A	1,124,057	25,081	226,179	922,959
Subprime	494,948	935	78,631	417,252
Total non-agency RMBS	$3,559,059	$40,359	$593,774	$3,005,644

The Company defines its exposure to non-agency residential mortgage loans as follows.  Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers.  Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates.  Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 680 or lower.  31% of the Company’s investments in Alt-A related mortgage-backed securities are rated investment grade by at least one NRSRO.  76% of the Company’s investments in subprime related mortgage-backed securities are rated triple-A by at least one NRSRO.  In 2009, the Company recorded other-than-temporary impairment charges of $351.1 million, $241.0 million, and $19.0 million on securities backed by prime, Alt-A and subprime loans, respectively.  In 2008, the Company recorded other-than-temporary impairment charges of $47.0 million, $255.0 million, and $7.3 million on securities backed by prime, Alt-A and subprime loans, respectively.  No other-than-temporary impairment charges were recorded on securities backed by prime, Alt-A or subprime loans during 2007.

Asset-backed securities also include investments in securities which are collateralized by commercial mortgage loans (“CMBS”).  The amortized cost and fair value of the Company’s investment in CMBS is $3.6 billion and $3.4 billion, respectively, at December 31, 2009.  99% of these investments are rated investment grade by at least one NRSRO.  No other-than-temporary impairment charges were recorded on CMBS during 2009 or 2008.  Jackson recorded $4.2 million of other-than-temporary impairment charges on CMBS during 2007.

Corporate securities include direct investments in below investment grade syndicated bank loans.  Unlike most corporate debentures, syndicated bank loans are collateralized by specific tangible assets of the borrowers.  As such, investors in these securities that become impaired have historically experienced less severe losses compared to corporate bonds.  The amortized cost and fair value of the Company’s direct investments in bank loans were $240.1 million and $231.8 million, respectively, at December 31, 2009.

Jackson National Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

December 31, 2009

4.      Investments (continued)

The following table shows the number of securities, fair value and the related amount of gross unrealized losses aggregated by investment category and length of time that individual fixed maturity investments have been in a continuous loss position (in thousands):

	Less than 12 months			12 months or longer			Total
	Gross			Gross			Gross
	Unrealized		# of	Unrealized		# of	Unrealized		# of
December 31, 2009	Losses	Fair Value	securities	Losses	Fair Value	securities	Losses	Fair Value	securities
U.S. Treasury securities	$17,280	$605,607	3	$-	$-	-	$17,280	$605,607	3
Public utilities	7,704	286,119	25	8,308	60,565	11	16,012	346,684	36
Corporate securities	56,900	2,306,980	238	307,576	2,894,472	314	364,476	5,201,452	552
Residential mortgage-backed	220,138	1,724,086	158	590,339	1,365,474	190	810,477	3,089,560	348
Commerical mortgage-backed	25,716	320,072	45	302,268	1,552,264	135	327,984	1,872,336	180
Other asset-backed securities	122,857	573,973	49	256,261	466,000	95	379,118	1,039,973	144
Total temporarily impaired
securities	$450,595	$5,816,837	518	$1,464,752	$6,338,775	745	$1,915,347	$12,155,612	1,263

	Less than 12 months		12 months or longer		Total
	Gross		Gross		Gross
	Unrealized		Unrealized		Unrealized
December 31, 2008	Losses	Fair Value	Losses	Fair Value	Losses	Fair Value
U.S. Treasury securities	$-	$-	$-	$-	$-	$-
Public utilities	147,809	1,925,535	75,276	426,786	223,085	2,352,321
Corporate securities	1,574,476	11,778,214	1,287,309	4,435,724	2,861,785	16,213,938
Residential mortgage-backed	192,621	934,858	406,068	1,886,883	598,689	2,821,741
Commercial mortgage-backed	511,060	1,904,360	141,651	404,178	652,711	2,308,538
Other asset-backed securities	62,776	412,063	118,999	592,531	181,775	1,004,594
Subtotal - fixed maturities	2,488,742	16,955,030	2,029,303	7,746,102	4,518,045	24,701,132
Equities	48,797	127,534	2,398	7,676	51,195	135,210
Total temporarily impaired
securities	$2,537,539	$17,082,564	$2,031,701	$7,753,778	$4,569,240	$24,836,342

Other-Than-Temporary Impairments on Available-For-Sale Securities
The Company periodically reviews its available-for-sale fixed maturities and equities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary.  Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value, and expectations for the amount and timing of a recovery in fair value.

Securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in fair value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and exercises considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor’s current and projected financial position, an issuer’s current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing the obligations and the macro-economic and micro-economic outlooks for specific industries and issuers.  Assessing the duration of asset-backed securities can also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near-term prospects of the issuer.  Unrealized losses that are considered to be primarily the result of market conditions are usually determined to be temporary, e.g., minor increases in interest rates, temporary market illiquidity or volatility or industry-related events, and where the Company also believes there exists a reasonable expectation for recovery in the near term.  To the extent that factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

Jackson National Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

December 31, 2009

4.      Investments (continued)

In addition to the review procedures described above, investments in asset-backed securities where market prices are depressed are subject to a review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments.  These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics.  These estimates reflect a combination of data derived by third parties and internally developed assumptions.  Where possible, this data is benchmarked against third-party sources.

Even in the case of severely depressed market values on asset-backed securities, the Company places significant importance on the results of its cash flow testing and its lack of an intent to sell these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities.  Other-than-temporary impairment charges are recorded on asset-backed securities when the Company forecasts a contractual payment shortfall.

Prior to the adoption of new accounting guidance related to the recognition and presentation of other-than-temporary impairments on January 1, 2009, Jackson generally recognized an other-than-temporary impairment on debt securities in an unrealized loss position when Jackson did not expect full recovery of value or did not have the intent and ability to hold such securities until they had fully recovered their amortized cost.  The recognition of other-than-temporary impairments in reporting periods prior to January 1, 2009 captured the entire difference between the amortized cost and fair value with this difference being recorded in net income and a corresponding decrease to the amortized cost of the security.

Effective January 1, 2009, Jackson began recognizing other-than-temporary impairments on debt securities in an unrealized loss position when any one of the following circumstances exist:

•	The Company does not expect full recovery of the amortized cost based on the discounted cash flows estimated to be collected;
•	The Company intends to sell a security; or,
•	It is more likely than not that the Company will be required to sell a security prior to recovery.

For mortgage-backed securities, credit impairment is assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral and transaction structure.  The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure.  The cash flow model incorporates actual cash flows on the mortgage-backed securities through the current period and then projects the remaining cash flows using a number of assumptions, including prepayment speeds, default rates and loss severity.

Management develops specific assumptions using available market data, including internal estimates and references to data published by rating agencies and other third-party sources.  These estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

4.      Investments (continued)

Effective January 1, 2009, total other-than-temporary impairments are calculated as the difference between amortized cost and fair value.   For other-than-temporarily impaired securities where Jackson does not intend to sell the security and it is not more likely than not that Jackson will be required to sell the security prior to recovery, total other-than-temporary impairments are reduced by the non-credit portion of the other-than-temporary impairments, which are recognized in other comprehensive income.  The resultant net other-than-temporary impairments recorded in net income represent the credit loss on the other-than-temporarily impaired securities.  The amortized cost of the other-than-temporarily impaired securities is reduced by the amount of this credit loss.

For securities that were deemed to be other-than-temporarily impaired and for which a non-credit loss was recorded in other comprehensive income, the amount recorded as an unrealized gain (loss) represents the difference between the fair value and the new amortized cost basis of the securities.  The unrealized gain (loss) on an other-than-temporarily impaired security is recorded in other comprehensive income.

The following table sets forth net realized investment gains (losses) for the periods indicated (in thousands):

	2009	2008	2007
Available-for-sale securities
Realized gains on sale	$464,044	$58,059	$128,895
Realized losses on sale	(209,720)	(347,601)	(163,424)
Impairments:
Total other-than-temporary impairments	(1,196,893)	(913,692)	(60,395)
Portion of other-than-temporary impairments
included in other comprehensive income	422,186	-	-
Net other-than-temporary impairments	(774,707)	(913,692)	(60,395)
Transfer to trading portfolio	(87,491)	-	-
Other	(4)	-	4,350
Net realized losses on investments	$(607,878)	$(1,203,234)	$(90,574)

Impairment charges on equities of $84.6 million and $10.5 million are included in net realized losses on investments in 2008 and 2007, respectively.  There were no such impairments in 2009.

The aggregate fair value of securities sold at a loss for the years ended December 31, 2009, 2008 and 2007 was $1,334.7  million, $1,795.5  million and $2,201.2 million, respectively, which was approximately 86%, 84% and 93%  of book value, respectively.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

4.      Investments (continued)

The following summarizes the current year activity for credit losses recognized in net income on debt securities where an other-than-temporary impairment was identified and the non-credit portion of the other-than-temporary impairment was included in other comprehensive income (in thousands):

For the
year ending
December 31, 2009
Cumulative credit loss beginning balance	$ -
Adoption of new accounting guidance related to other-than-temporary impairments	547,558
Additions:
New credit losses	572,104
Incremental credit losses	202,603
Reductions:
Securities sold, paid down or disposed of	(260,075)
Cumulative credit loss ending balance	$1,062,190

There are inherent uncertainties in assessing the fair values assigned to the Company’s investments and in determining whether a decline in fair value is other-than-temporary. The Company’s reviews of net present value and fair value involve several criteria including economic conditions, credit loss experience, other issuer-specific developments and estimated future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the consolidated financial statements, unrealized losses currently reported in accumulated other comprehensive income may be recognized in the consolidated income statements in future periods.

The Company currently has no intent to sell securities with unrealized losses considered to be temporary until they mature or recover in value and believes that it has the ability to do so.  However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity or recovery and realize a loss.

Commercial Mortgage Loans
Commercial mortgage loans of $6.0 billion and $6.4 billion at December 31, 2009 and 2008, respectively, are reported net of an allowance for loan losses of $14.2 million and $16.0 million at each date, respectively.  At December 31, 2009, commercial mortgage loans were collateralized by properties located in 41 states.  Jackson’s commercial mortgage loan portfolio does not include single-family residential mortgage loans, and is therefore not exposed to the risk of defaults associated with residential subprime mortgage loans.  Jackson periodically reviews these loans for impairment and during 2009, recognized impairment charges of $13.8 million.  There were no such impairment charges in 2008 or 2007.

Securitizations
In November 2003, Jackson executed the Piedmont CDO Trust (“Piedmont”) securitization transaction.  In this transaction, Jackson contributed $1,159.6 million of asset-backed securities, ultimately to Piedmont, which issued several classes of debt to acquire such securities.  The transaction was recorded as a sale; however, Jackson retained beneficial interests in the contributed asset-backed securities of approximately 80% by acquiring certain securities issued by Piedmont.  Piedmont is a Qualified Special Purpose Entity and accordingly, is not consolidated in the accompanying financial statements.  Jackson’s carrying value in securities issued by Piedmont totaled $339.9 million and $494.0 million at December 31, 2009 and 2008, respectively, and was reported in asset-backed securities.

Jackson National Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

December 31, 2009

4.      Investments (continued)

Other Invested Assets
Other invested assets primarily include investments in limited partnerships and real estate.  Investments in limited partnerships have carrying values of $704.7 million and $741.0 million at December 31, 2009 and 2008, respectively.  Real estate totaling $136.9 million and $135.8 million at December 31, 2009 and 2008, respectively, includes foreclosed properties with a book value of $13.6 million and $12.9 million at December 31, 2009 and 2008, respectively.

Limited Purpose Enhanced Return Entities (“SERVES”)
In 2001, Jackson acquired a $71.3 million debt interest in a limited purpose entity, SERVES 2001-6 (“SERVES 2”) formed to pass through leveraged investment returns based on the performance of an underlying reference pool of syndicated bank loans totaling up to $400.0 million.  Jackson’s interest represented 95% of the capital structure of the entity.  At acquisition, the Company performed an analysis, which produced return scenarios based on various assumptions for the reference pool, including spread income, default and recovery ratios and holding period appreciation/depreciation, to determine whether the structure was a variable interest entity and, if so, whether Jackson was the primary beneficiary.  Based on the results of this analysis, the Company concluded that SERVES 2 was a VIE and Jackson was the primary beneficiary.  This structure is consolidated by Jackson.  As a result of this consolidation at December 31, 2009, the underlying assets of $48.2 million and net liabilities of $4.0 million have been included in Jackson’s consolidated financial statements.    At December 31, 2008, the underlying assets of $70.5 million and net liabilities of $55.4 million were included in Jackson’s consolidated financial statements.  The creditors of SERVES 2 do not have recourse to the general credit of Jackson.

In 2004, Jackson acquired a $47.5 million debt interest in a limited purpose entity, SERVES 2004-1 (“SERVES 3”), formed to pass through leveraged investment returns based on the performance of an underlying reference pool of syndicated bank loans totaling up to $300.0 million.  Jackson’s interest represented 95% of the capital structure of the entity.  At acquisition, the Company performed an analysis, which produced return scenarios based on various assumptions for the reference pool, including spread income, default and recovery ratios and holding period appreciation/depreciation, to determine whether the structure was a variable interest entity and, if so, whether Jackson was the primary beneficiary status.  Based on the results of this initial analysis, the Company concluded that SERVES 3 was a VIE and that Jackson was not the primary beneficiary.  Thus, the Company’s investment was reported at the fair value of this debt instrument.

During 2008, Jackson entered into “Option Put and Forbearance Agreements” with the counterparty to the SERVES 2 and SERVES 3 entities in exchange for the counterparty forbearing its right to initiate forced liquidations of the entities under certain market value triggers.  Further, during 2009, Jackson entered into revised forbearance agreements with the SERVES 2 and SERVES 3 counterparties.  The support provided by the agreements at December 31, 2009 could potentially expose Jackson to maximum losses of $203.4 million and $231.5 million for SERVES 2 and SERVES 3, respectively, if circumstances allowed the forbearance period to cease.  Jackson believes that, so long as the forbearance period continues, the risk of loss under the agreements is remote.

As a result of the additional exposure to SERVES 3 upon entering into the “Option Put and Forbearance Agreement”, Jackson determined during 2008 that it is the primary beneficiary of SERVES 3 and, accordingly, consolidated SERVES 3 in its financial statements.  As a result of this consolidation, Jackson recognized an extraordinary loss of $8.6 million as the value of the net assets held by SERVES 3 were lower than the value of Jackson’s previous net holdings in SERVES 3.  The accompanying consolidated financial statements include the underlying assets of $48.8 million and $51.7 million and net liabilities of $29.8 million and $54.2 million in 2009 and 2008, respectively, of this entity.  The creditors of SERVES 3 do not have recourse to the general credit of Jackson.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

4.      Investments (continued)

In 2008, Jackson acquired $40.0 million of debt interests in a limited purpose entity, SERVES 2006-1 (“SERVES 4”), formed to pass through leveraged investment returns based on the performance of an underlying reference pool of syndicated bank loans totaling up to $500.0 million.   At the acquisition date, the Company performed an analysis, which produced return scenarios based on various assumptions for the reference pool, including spread income, default and recovery ratios, and holding period appreciation/depreciation, to determine whether the structure was a variable interest entity and, if so, whether Jackson was the primary beneficiary.  Based on the results of this analysis, the Company concluded that SERVES 4 was a VIE and that Jackson was not the primary beneficiary.  Thus, the Company’s investment is reported at the fair value of this debt instrument.

During 2009, Jackson entered into a forebearance agreement related to SERVES 4 similar to those entered into for SERVES 2 and SERVES 3.  As a result of this forebearance agreement, Jackson’s maximum loss under SERVES 4 is $314.6 million.  At the date of this forebearance agreement, Jackson reevaluated the entity and confirmed that Jackson is not the primary beneficiary of SERVES 4.

Securities Lending
The Company has entered into securities lending agreements with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms.  As of December 31, 2009 and 2008, the estimated fair value of loaned securities was $83.3 million and $112.1 million, respectively.  The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis.  To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis.  Cash collateral received, in the amount of $34.2 million and $127.9 million at December 31, 2009 and 2008, respectively, was invested by the agent bank and included in short-term investments of the Company.  Additionally, $52.2 million of non-cash collateral was received in 2009.  A securities lending payable is included in liabilities for the amount of cash collateral received.

Securities lending transactions are used to generate income.  Income and expenses associated with these transactions are reported as net investment income.

Investment Income
The sources of net investment income were as follows (in thousands):

	Years ended December 31,
	2009	2008	2007
Fixed maturities	$2,242,491	$2,283,388	$2,320,597
Commercial mortgage loans	330,194	347,483	328,830
Limited partnerships	(89,829)	10,618	177,941
Other investment income	158,717	85,555	158,062
Total investment income	2,641,573	2,727,044	2,985,430
Less investment expenses	(63,779)	(64,945)	(39,914)
Net investment income	$2,577,794	$2,662,099	$2,945,516
During 2009, 2008 and 2007, $57.2 million, $(85.7) million and $44.6 million of investment income (loss) was recognized on trading securities held at December 31, 2009, 2008 and 2007, respectively.

5.    Derivative Instruments

Jackson’s business model includes the acceptance, monitoring and mitigation of risk.  Specifically, Jackson may consider, among other factors, exposures to interest rate and equity market movements, foreign exchange rates and other asset or liability prices.  The Company uses derivative instruments to mitigate or reduce these risks in accordance with established policies and goals.  Jackson’s derivative holdings, while effective in managing defined risks, are not structured to meet accounting requirements to be designated as hedging instruments and, as a result, are derivatives not designated as hedges.

Jackson National Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

December 31, 2009

5.    Derivative Instruments (continued)

Cross-currency swaps, which embody spot and forward currency swaps and, in some cases, interest rate and equity index swaps, are entered into for the purpose of hedging the Company issued foreign currency denominated trust instruments supported by funding agreements.  Cross-currency swaps serve to hedge derivatives embedded in the funding agreements and are carried at fair value.  The fair value of derivatives embedded in funding agreements, as well as foreign currency translation gains and losses, are included in the carrying value of the trust instruments supported by funding agreements. Foreign currency translation gains and losses associated with funding agreement hedging activities are included in risk management activity.

Credit default swaps, with maturities up to five years, are agreements under which the Company has purchased default protection on certain underlying corporate bonds held in its portfolio.  These contracts allow the Company to sell the protected bonds at par value to the counterparty if a defined “default event” occurs in exchange for periodic payments made by the Company for the life of the agreement.  Credit default swaps are carried at fair value.  The Company does not currently sell default protection using credit default swaps or other similar derivative instruments.

Spread cap options, with maturities of up to five years, are used as a macro-economic hedge against declining short-term interest rates.  Jackson receives quarterly settlements based on the spread between the 2-year and the 10-year constant maturity swap rates in excess of a specified spread.  Spread cap options are carried at fair value.

Put-swaption contracts provide the purchaser with the right, but not the obligation, to require the writer to pay the present value of a long-term interest rate swap at future exercise dates.  The Company purchases and writes put-swaptions for hedging purposes with original maturities of up to 10 years.  On a net basis, put-swaptions hedge against significant upward movements in interest rates.  Written put-swaptions are entered into in conjunction with associated put-swaptions purchased from the same counterparties (“linked put-swaptions”).  Linked put-swaptions have identical notional amounts and strike prices, but have different underlying swap terms.  Due to the right of offset, linked put-swaptions are presented at the fair value of the net position with each counterparty.  Non-linked put-swaptions are carried at fair value.

Equity index futures contracts and equity index options (including call and put options, put spreads, written calls and knock-out put options), which are used to hedge the Company’s obligations associated with its index linked annuities and guarantees in variable annuity products, are carried at fair value.  These annuities contain embedded options whose fair value is reported in deposits on investment contracts.

Total return swaps, in which the Company receives equity returns or returns based on reference pools of assets in exchange for short-term floating rate payments based on notional amounts, are held for both hedging and investment purposes, and are carried at fair value.

Interest rate swap agreements generally involve the exchange of fixed and floating payments based on a notional contract amount over the period for which the agreement remains outstanding without an exchange of the underlying notional amount and are used for hedging purposes.  Interest rate swaps are carried at fair value.

The fair values of freestanding derivative instruments reflect the estimated amounts, net of payment accruals, that the Company would receive or pay upon sale or termination of the contracts at the reporting date.  With respect to swaps, spread cap options and put-swaptions, the notional amount represents the stated principal balance used as a basis for calculating payments.  With respect to futures and options, the contractual amount represents the market exposure of open positions.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

5.    Derivative Instruments (continued)

A summary of the aggregate contractual or notional amounts and fair values of freestanding derivative instruments outstanding is as follows (in thousands):

	December 31, 2009
	Assets		Liabilities
	Contractual/		Contractual/		Net
	Notional	Fair	Notional	Fair	Fair
	Amount	Value	Amount	Value	Value
Cross-currency swaps	$607,855	$159,011	$270,906	$(25,809)	$133,202
Credit default swaps	-	-	305,000	(36,359)	(36,359)
Equity index call
options	1,241,600	48,811	906,897	(243,174)	(194,363)
Equity index put
options	14,650,000	337,777	-	-	337,777
Spread cap options	4,000,000	121,875	-	-	121,875
Put-swaptions	20,500,000	28,718	8,500,000	(4,424)	24,294
Equity index futures	-	-	2,477,682	(21,393)	(21,393)
Total return swaps	400,000	3,679	300,000	(27,230)	(23,551)
Interest rate swaps	2,550,000	137,857	6,390,000	(386,825)	(248,968)
Total	$43,949,455	$837,728	$19,150,485	$(745,214)	$92,514

	December 31, 2008
	Assets		Liabilities
	Contractual/		Contractual/		Net
	Notional	Fair	Notional	Fair	Fair
	Amount	Value	Amount	Value	Value
Cross-currency swaps	$644,807	$149,312	$314,033	$(67,209)	$82,103
Credit default swaps	45,000	305	255,000	(25,818)	(25,513)
Equity index call
options	1,442,100	10,314	6,897	(301)	10,013
Equity index put
options	9,450,000	527,435	-	-	527,435
Spread cap options	4,000,000	71,059	-	-	71,059
Put-swaptions	41,500,000	31,416	-	-	31,416
Equity index futures	-	-	661,063	(14,012)	(14,012)
Total return swaps	-	-	700,000	(102,587)	(102,587)
Interest rate swaps	2,450,000	180,959	6,490,000	(1,048,109)	(867,150)
Total	$59,531,907	$970,800	$8,426,993	$(1,258,036)	$(287,236)

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

5.    Derivative Instruments (continued)

Risk management activity, including gains (losses) and change in fair value of derivative instruments and embedded derivatives, was as follows (in thousands):

	Years ended December 31,
	2009	2008	2007
Interest rate swaps	$407,233	$(790,029)	$(167,141)
Put-swaptions	7,052	(20,493)	33,710
Futures	(396,329)	353,607	14,382
Equity index call options	(6,895)	(103,769)	(850)
Equity index put options	(792,760)	760,135	31,439
Total return swaps	74,470	(91,138)	(9,180)
Spread cap options	101,520	76,414	194,444
Fixed index annuity embedded derivatives	(189,464)	262,028	(27,623)
Credit default swaps	(24,990)	(34,845)	(653)
Variable annuity embedded derivatives	(91,917)	(878,548)	(32,070)
Risk management activity	$(912,080)	$(466,638)	$36,458

At December 31, 2009 and 2008, Jackson had net derivative assets by counterparty of $387.5 million and $394.5 million, respectively, and held collateral of $348.6 million and $370.4 million, respectively, related to these agreements.  At December 31, 2009 and 2008, Jackson also had net derivative liabilities by counterparty of $294.9 million and $681.7 million, respectively, and provided collateral of $341.4 million and $779.8 million, respectively, related to these agreements.  All of Jackson’s master swap agreements contain credit downgrade provisions that allow a party to assign or terminate derivative transactions if the counterparty’s credit rating declines below an established limit.  If all of these provisions had been triggered at December 31, 2009 or 2008, Jackson would have been able to claim $85.4 million and $122.2 million, respectively, from counterparties and would have no disbursements.  These claims represent the net fair values of gains and losses by counterparty, less collateral held.

6.      Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees

The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities).  The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the contract adjusted for any partial withdrawals, b) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return, or c) the highest contract value on a specified anniversary date adjusted for any withdrawals following the contract anniversary.  These guarantees include benefits that are payable in the event of death (GMDB), annuitization (GMIB), at specified dates during the accumulation period (GMWB) or at the end of a specified period (GMAB).

The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities.  Liabilities for guaranteed benefits are general account obligations and are reported in policy reserves or derivative instruments.  Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue.  Changes in liabilities for minimum guarantees are reported in increase in reserves, net of reinsurance in the consolidated income statement, with the exception of changes in embedded derivatives, which are included in risk management activity.  Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the consolidated income statements.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

6.      Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees (continued)

At December 31, 2009 and 2008, the Company had variable annuity contracts with guarantees, for which the net amount at risk (“NAR”) is the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

December 31, 2009					Period
				Weighted	until
	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0-6%	$ 27,316.2	$ 4,575.9	63.8 years
GMWB - Premium only	0%	4,044.6	447.7
GMWB - For life	0-5%	2,002.8	761.1
GMAB - Premium only	0%	43.2	3.3
Highest specified anniversary account value minus
withdrawals post-anniversary
GMDB		4,736.8	1,116.6	62.8 years
GMWB - Highest anniversary only		2,735.7	800.7
GMWB - For life		1,310.0	416.7
Combination net deposits plus minimum return, highest
specified anniversary account value minus
withdrawals post-anniversary
GMDB	0-6%	2,110.1	620.5	65.1 years
GMIB	0-6%	2,930.8	787.8		5.9 years
GMWB - For life	0-7%	11,198.0	916.6

December 31, 2008					Period
				Weighted	until
	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0-5%	$ 15,907.9	$ 7,285.1	64.2 years
GMWB - Premium only	0-5%	3,401.1	1,019.1
GMWB - For life	0-5%	596.9	200.2
GMAB - Premium only	0%	16.2	6.8
Highest specified anniversary account value minus
withdrawals post-anniversary
GMDB		3,330.1	1,807.3	62.5 years
GMWB - Highest anniversary only		2,112.7	1,261.6
GMWB - For life		1,160.0	661.4
Combination net deposits plus minimum return, highest
specified anniversary account value minus
withdrawals post-anniversary
GMDB	0-5%	1,526.1	869.3	64.7 years
GMIB	0-6%	1,965.3	1,107.4		6.6 years
GMWB - For life	0-5%	4,067.6	2,063.0

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

6.      Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees (continued)

Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

	December 31,
Fund type:	2009	2008
Equity	$24,993.8	$15,312.4
Bond	3,778.1	2,291.7
Balanced	3,529.8	1,918.4
Money market	843.8	1,243.2
Total	$33,145.5	$20,765.7

GMDB liabilities, before reinsurance, reflected in the general account are as follows (in millions):

	2009	2008	2007
Balance at January 1	$434.3	$118.0	$56.6
Incurred guaranteed benefits	21.0	392.0	86.7
Paid guaranteed benefits	(146.6)	(75.7)	(25.3)
Balance at December 31	$308.7	$434.3	$118.0
Balance at December 31, net of reinsurance	$308.7	$301.0	$4.6

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments.  The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.  In 2007, the Company lowered lapse rate assumptions for policies with deep in-the-money GMDB benefits.

The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2009 and 2008 (except where otherwise noted):
1)	Use of a series of deterministic investment performance scenarios.
2)	Mean investment performance assumption of 8.4% after investment management fees, but before investment advisory fees and mortality and expense charges.
3)	Mortality equal to 80.0% of the Annuity 2000 table.
4)
Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.5% to 49.0%, with an average of 5.0% during the surrender charge period and 11.0% thereafter at December 31, 2009 and from 0.5% to 49.0%, with an average of 5.0% during the surrender charge period and 11.0% thereafter at December 31, 2008.

5)	Discount rate of 8.4%.

Most GMWB reserves are considered to be derivatives under FAS 157 and are recognized at fair value, with the change in fair value reported in risk management activity.  The fair value of these liabilities is determined using stochastic modeling and inputs as further described in Note 3.    The GMWB reserve totaled $437.4 million and $1,123.9 million at December 31, 2009 and 2008, respectively, and was included in reserves for future policy benefits.

Jackson has also issued certain GMWB products that guarantee payments over a lifetime.  Reserves for the portion of these benefits after the point where the guaranteed withdrawal balance is exhausted are calculated as required by ASC 944-20.  The reserve calculation uses a series of stochastic investment performance scenarios.  Otherwise, the methodology and assumptions used are consistent with those used for calculating the GMDB liability.  At December 31, 2009 and 2008, these GMWB reserves totaled $29.1 million and $22.6 million, respectively.

Jackson National Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

December 31, 2009

6.      Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees (continued)

GMAB benefits are offered on some variable annuity plans starting in 2007 and issues have been minimal as of December 31, 2009.

The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments.  The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.  The assumptions used for calculating the direct GMIB liability at December 31, 2009 and 2008, are consistent with those used for calculating the GMDB liability.  GMIB reserves totaled $5.1 million and $6.4 million at December 31, 2009 and 2008, respectively.

Other Liabilities – Insurance and Annuitization Benefits
The Company has established additional reserves for life insurance business due to: universal life (“UL”) plans with secondary guarantees, interest-sensitive life (“ISWL”) plans that exhibit “profits followed by loss” patterns and account balance adjustments to tabular guaranteed cash values on one interest-sensitive life plan.  The Company also has a small closed block of two-tier annuities, where different crediting rates are used for annuitization and surrender benefit calculations, for which a liability was established to cover future annuitization benefits in excess of surrender values.  The total liability for this block is the lower tier funding using the lower credited rate associated with surrenders, plus the ASC 944-20 annuitization reserve.

Liabilities for these benefits have been established according to the methodology prescribed in ASC 944-20, as follows:

	December 31, 2009			December 31, 2008
Benefit Type	Liability (in millions)	Net Amount at Risk (NAR) (in millions)*	Weighted Average Attained Age	Liability (in millions)	Net Amount at Risk (NAR) (in millions)*	Weighted Average Attained Age
UL insurance benefit	$46.4	$5,533.3	55.5 years	$46.7	$5,387.8	55.1 years
Two-tier annuitization	6.3	33.3	63.1 years	6.2	33.4	62.2 years
ISWL account balance
adjustment	61.4	n/a	n/a	54.9	n/a	n/a
* NAR for the UL benefits is for the total of the plans containing any policies having projected non-zero excess benefits, and thus may include NAR for some policies with zero projected excess benefits.

The following assumptions and methodology were used to determine the UL insurance benefit liability at December 31, 2009 and 2008:
1)	Use of a series of deterministic premium persistency scenarios.
2)	Other experience assumptions similar to those used in amortization of deferred acquisition costs.
3)	Discount rates equal to the credited interest rates, approximately 4% to 5% projected.

The following assumptions and methodology were used to determine the two-tier annuitization benefit liability at December 31, 2009 and 2008:
1)	Use of a series of deterministic scenarios, varying by surrender rate and annuitization rate.
2)	Other experience assumptions similar to those used in amortization of deferred acquisition costs.
3)	Discount rates are equal to credited interest rates, approximately 3% to 4%.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

7.      Borrowings

The aggregate carrying value of borrowings were as follows (in thousands):

	December 31,
	2009	2008
Surplus notes	$249,314	$249,296
Mortgage loans	33,116	33,369
VIE equity classes	6,250	6,250
FHLBI short-term notes	-	150,000
Total	$288,680	$438,915

Due in more than 1 to 5 years	$22,549
Due after 5 years	266,131
Total	$288,680

Surplus notes
On March 15, 1997, the Company issued 8.15% Surplus Notes (the “notes”) in the principal amount of $250.0 million due March 15, 2027.  The notes were issued pursuant to Rule 144A under the Securities Act of 1933, and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims.

Under Michigan Insurance law, for statutory reporting purposes, the notes are not part of the legal liabilities of the Company and are considered surplus funds.  Payments of interest or principal may only be made with the prior approval of the Commissioner of Insurance of the State of Michigan and only out of surplus earnings which the Commissioner determines to be available for such payments under Michigan Insurance law.  The notes may not be redeemed at the option of the Company or any holder prior to maturity.

Interest is payable semi-annually on March 15 and September 15 of each year. Interest paid on the notes was $20.4 million in each of 2009, 2008 and 2007.

Mortgage loans
At December 31, 2009 and 2008, certain consolidated real estate VIEs had outstanding mortgage loans with a weighted average interest rate of 7.1% for both years, with maturities through 2011 and 2016.  Interest paid totaled $2.2 million, $1.9 million and $1.2 million in 2009, 2008 and 2007, respectively.

VIE equity classes
Certain of the VIEs have “equity” classes issued in the form of non-investment grade debt maturing in 2013 and 2016.  Accordingly, these equity classes are classified as notes payable rather than minority interest in the consolidated balance sheets.  These notes accrue contingent interest in addition to the stated coupon.  The outstanding principal amounts accrued interest at a weighted average interest rate of 5.0% and 8.9% at December 31, 2009 and 2008, respectively.  Interest paid on the notes in 2009, 2008 and 2007 totaled $409 thousand, $554 thousand and $384 thousand, respectively.

FHLBI short-term notes
Jackson has entered into a short-term note program with the FHLBI, securing advances made throughout the year.  Interest rates were either fixed or variable and based on the FHLBI cost of funds or market rates.  Short-term notes averaged $77.4 million at an average interest rate of 0.3% in 2009 and $260.3 million at an average interest rate of 2.2% in 2008.  Jackson paid $0.3 million, $7.0 million and $92 thousand of interest on these notes during 2009, 2008 and 2007, respectively.  The short-term notes were collateralized by CMBS and other structured securities with a carrying value of $1,936.0 million and $2,090.0 million at December 31, 2009 and 2008, respectively.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

8. Reverse Repurchase Agreements

During 2009 and 2008, the Company entered into reverse repurchase and dollar roll repurchase agreements whereby the Company agreed to sell and repurchase securities.  These agreements are accounted for as financing transactions, with the assets and associated liabilities included in the consolidated balance sheets.  Short-term borrowings under such agreements averaged $29.3 million and $7.0 million during 2009 and 2008, respectively, at weighted average interest rates of 0.2% and 2.9%, respectively.  There was no outstanding balance as of December 31, 2009 or 2008.  Interest paid totaled $0.1 million, $0.2 million and $0.7 million in 2009, 2008 and 2007, respectively.  The highest level of short-term borrowings at any month end was $250.0 million in 2009 and $50.0 million in 2008.

9.	Reinsurance

The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability.  The Company monitors the financial strength rating of reinsurers on a monthly basis.

The maximum amount of life insurance risk retained by the Company on any one life is generally $2.0 million.  Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

In connection with the purchase of Life of Georgia, Jackson acquired certain lines of business that are wholly ceded to non-affiliates.  These include both direct and assumed accident and health business, direct and assumed life insurance business, and certain institutional annuities.

Jackson’s GMIBs are reinsured through an unrelated party and, due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a freestanding derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value on the Company’s balance sheets, with changes in fair value recorded in risk management activity.

Jackson also ceded the GMDB coverage associated with certain variable annuities issued prior to 2003 to an affiliate, Prudential Atlantic Reinsurance Company, Dublin, Ireland (“PARC”).  PARC is a wholly owned subsidiary of Prudential.

Effective December 31, 2009, Jackson terminated the reinsurance agreement with PARC, paying a premium of $30.5 million to settle the experience account as defined in the agreement.  The net effect of terminating the reinsurance agreement and recapturing reserves of $265.6 million was a loss of $10.3 million, net of DAC.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

9.      Reinsurance (continued)

The effect of reinsurance on premiums was as follows (in thousands):

	2009	2008	2007
Direct premiums:
Life	$289,755	$314,096	$328,787
Accident and health	10,867	13,048	20,211
Plus reinsurance assumed:
Life	15,020	18,830	21,834
Accident and health	1,207	1,273	1,744
Less reinsurance ceded:
Life	(125,084)	(133,308)	(131,537)
Accident and health	(12,074)	(14,321)	(21,955)
Guaranteed annuity benefits	(64,460)	(29,457)	(28,784)
Total net premiums	$115,231	$170,161	$190,300

Premiums ceded for guaranteed annuity benefits included $44.4 million, $15.6 million and $17.2 million to PARC during 2009, 2008 and 2007, respectively.

Components of the reinsurance recoverable were as follows (in thousands):

	December 31,
	2009	2008
Reserves:
Life	$851,802	$891,955
Accident and health	21,114	24,105
Guaranteed minimum income benefits	141,459	249,468
Guaranteed minimum death benefits	-	290,218
Other annuity benefits	27,525	29,516
Claims liability	89,595	27,166
Other	1,623	14,975
Total	$1,133,118	$1,527,403

Included in the reinsurance recoverable were reserves ceded to Brooke Life of $50.0 million and $52.6 million at December 31, 2009 and 2008, respectively.  Reserves reinsured through PARC were $290.2 million at December 31, 2008.  The largest amount ceded to any reinsurer at December 31, 2009 totaled $341.6 million.

10.  Federal Income Taxes

The components of the provision for federal income taxes were as follows (in thousands):

	Years ended December 31,
	2009	2008	2007
Current tax expense (benefit)	$(227,312)	$(58,713)	$202,037
Deferred tax expense (benefit)	409,848	(113,368)	50,254

Federal income tax expense (benefit)	$182,536	$(172,081)	$252,291

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

10.  Federal Income Taxes (continued)

The federal income tax provisions differ from the amounts determined by multiplying pretax income attributable to Jackson by the statutory federal income tax rate of 35% for 2009, 2008 and 2007 as follows (in thousands):

	Years ended December 31,
	2009	2008	2007
Income taxes at statutory rate	$213,748	$(400,857)	$305,050
Dividends received deduction	(27,331)	(73,524)	(48,896)
Deferred tax asset valuation allowance	-	302,731	-
Other	(3,881)	(431)	(3,863)
Federal income tax expense (benefit)	$182,536	$(172,081)	$252,291

Effective tax rate	29.9%	15.0%	28.9%

Federal income taxes (recovered) paid were $(48.6) million, $69.0 million and $126.0 million in 2009, 2008 and 2007, respectively.

The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2009	2008
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items	$1,238,212	$1,122,067
Other-than-temporary impairments and other investment items	255,863	428,558
Deferred compensation	47,670	61,433
Net unrealized losses on available for sale securities	152,665	1,456,039
Other, net	114,307	52,402
Total gross deferred tax asset	1,808,717	3,120,499
Valuation allowance	-	(318,778)
Gross deferred tax asset, net of valuation allowance	1,808,717	2,801,721

Gross deferred tax liability
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements	(1,618,547)	(1,768,108)
Other assets	(94,282)	(9,574)
Other, net	(6,210)	(29,165)
Total gross deferred tax liability	(1,719,039)	(1,806,847)

Net deferred tax asset	$89,678	$994,874

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

10.  Federal Income Taxes (continued)

During 2008, Jackson recorded a valuation allowance, included in deferred tax expense, of $302.7 million against the deferred tax assets associated with realized losses and losses on trading securities where management no longer believed that it was more likely than not that the full tax benefit of the losses would be realized. Jackson also recorded a valuation allowance against the deferred tax assets associated with certain equity securities in an unrealized loss position for which recovery in value could not be anticipated.  This valuation allowance, which was recorded in other comprehensive income (loss), totaled $16.0 million.  During 2009, management determined that it is now more likely than not that the full tax benefit of the losses will be realized.  Since the reversal of the valuation allowance was due to unrealized gains in 2009, the valuation allowance was eliminated with the offset being credited to other comprehensive income rather than net income.

Realization of Jackson’s deferred tax assets is dependent on generating sufficient taxable income.  Although realization is not assured, management believes that it is more likely than not that the results of future operations and investment activity will generate sufficient taxable income to realize the gross deferred tax asset.

At December 31, 2009, the Company had no federal tax ordinary loss carryforwards as the entire current year federal tax ordinary loss can be carried back to prior years.

At December 31, 2009, the Company had federal tax capital loss carryforwards totaling $67.8 million, which expire in 2014.

In August, 2007, the Internal Revenue Service (“IRS”) issued Revenue Ruling 2007-54 that would have changed accepted industry and IRS interpretations of the statutes governing the computation of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity and life contracts, but that ruling was suspended by Revenue Ruling 2007-61. Revenue Ruling 2007-61 also announced the Treasury Department's and the IRS' intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable contracts. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. Although regulations that represent a substantial change in an interpretation of the law are generally given a prospective effective date, there is no assurance that the change will not be retrospectively applied.  As a result, depending on the ultimate timing and substance of any such regulations, which are unknown at this time, such future regulations could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives.  In January 2010, Jackson received a formal Notice of Assessment from the IRS disallowing the separate account DRD for 2003, 2005 and 2006.  Jackson does not agree with the assessment and plans to file a protest with the Appellate Division of the IRS.  No reserve is established for this potential exposure since Jackson believes its position is sustainable.  The Company recognized an income tax benefit related to the separate account DRD of $27.3 million, $73.5 million and $48.9 million during 2009, 2008 and 2007, respectively.

During 2008, Jackson established a reserve for an unrecognized tax benefit as required by the provisions of ASC 740-10.  The following table summarizes the changes in the Company’s unrecognized tax benefits, including interest, for the year ended December 31, 2009 and 2008 (in thousands).  There were no unrecognized tax benefits at December 31, 2007.

	2009	2008

Unrecognized tax benefit, beginning of period	$16,792	$-

Additions for tax positions identified in current year	-	19,171

Reduction of tax positions agreed with IRS	(16,792)	-

Reduction of tax positions of closed prior years	-	(2,379)

Unrecognized tax benefit, end of period	$-	$16,792

Jackson National Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

December 31, 2009

10.  Federal Income Taxes (continued)

The Company has considered both permanent and temporary positions in determining the unrecognized tax benefit rollforward.  The total amount of unrecognized benefits, if recognized, that would affect the effective tax rate at December 31, 2009 and 2008 are approximately zero and $16.8 million, respectively.

Interest expense totaling $0.8 million related to these unrecognized tax benefits has been included in income tax expense in the consolidated income statement for 2008 with none in 2009 and 2007.  The Company has not recorded any amounts for penalties related to unrecognized tax benefits during 2009, 2008 or 2007.

Using the information available as of December 31, 2009, the Company believes that, in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease.  The Company is generally no longer subject to United States federal, state or local income tax examinations by taxing authorities for tax years that began before 2005.

11.  Commitments and Contingencies

The Company and its subsidiaries are involved in litigation arising in the ordinary course of business.  It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company's financial condition or results of operations.  Jackson has been named in civil litigation proceedings, which appear to be substantially similar to other class action litigation brought against many life insurers alleging misconduct in the sale of insurance products.  The Company accrues for legal contingencies once the contingency is deemed to be probable and estimable.  Accordingly, at December 31, 2009 and 2008 Jackson recorded accruals totaling $16.0 million and $31.0 million, respectively.  Additionally, in connection with the purchase of Life of Georgia, Jackson assumed a $9.4 million liability related to a class action lawsuit.  This liability has been fully indemnified by ING Groep, N.V. (“ING”) and an indemnification receivable equal to the liability has been recorded in other assets.  The liability and indemnification receivable are adjusted as claims are reported and payments are made by ING and totaled $0.6 million and $2.2 million at December 31, 2009 and 2008, respectively.

State guaranty funds provide payments for policyholders of insolvent life insurance companies. These guaranty funds are financed by assessments of solvent insurance companies based on location, volume and types of business. The Company estimated its reserve for future state guaranty fund assessments based on data received from the National Organization of Life and Health Insurance Guaranty Associations. Based on data received at the end of 2009 and 2008, the Company’s reserve for future state guaranty fund assessments was $24.9 million and $26.0 million, respectively.  The Company believes the reserve is adequate for all anticipated payments for known insolvencies.

The Company had unfunded commitments related to its investments in limited partnerships and limited liability companies totaling $548.0 million at December 31, 2009.  Unfunded fixed-rate commercial mortgage loan commitments and available lines of credit totaled $143.1 million and $3.7 million, respectively, at December 31, 2009.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

11.  Commitments and Contingencies (continued)

The Company leases office space, land and equipment under several operating leases that expire at various dates through 2051.  Certain leases include escalating lease rates, lease abatements and other incentives and, as a result, at December 31, 2009, Jackson recorded a liability of $8.5 million for future lease payments.  Lease expense was $20.6 million, $22.7 million and $17.1 million in 2009, 2008 and 2007, respectively. Future minimum payments under these noncancellable operating leases are as follows (in thousands):

2010	$8,511
2011	8,969
2012	9,099
2013	9,346
2014	7,304
Thereafter	17,863
Total	$61,092

Jackson subleased office space under several operating leases that expired at various dates through 2009.  There is no future lease income to be received on the subleased property.  Lease income for the subleased property totaled $0.2 million in 2009 and $0.7 million per year in 2008 and 2007.

12.  Statutory Accounting Capital and Surplus

Under Michigan Insurance Law, dividends on capital stock can only be distributed out of earned surplus, adjusted to exclude any unrealized capital gains and the effect of permitted practices, unless the Commissioner approves the dividend prior to payment.  At December 31, 2009, the adjusted earned surplus of Jackson National Life Insurance Company was $217.4 million.  Furthermore, without the prior approval of the Commissioner, dividends are also subject to restrictions relating to statutory surplus and/or statutory earnings.  The maximum dividend which can be paid in 2010, subject to the availability of earned surplus, without prior approval of the Michigan Commissioner of Insurance, is $377.0 million.

The Company received capital contributions from its parent of $592.4 million, $34.1 million and $30.6 million in 2009, 2008 and 2007, respectively.  The capital contributions included $21.4 million, $34.1 million and $30.6 million in 2009, 2008 and 2007, respectively, from Brooke Life’s forgiveness of an intercompany tax liability.  Dividend payments from the Company to its parent were $250.0 million, $313.1 million and $246.0 million in 2009, 2008 and 2007, respectively.

Statutory capital and surplus of the Company, as reported in its Annual Statement, was $4.0 billion and $3.7 billion at December 31, 2009 and 2008, respectively.  Statutory net income (loss) of the Company, as reported in its Annual Statement, was $373.6 million, $(623.4) million and $490.0 million in 2009, 2008 and 2007, respectively.

Effective for 2008 reporting, the Commissioner granted Jackson three permitted practices.  One permitted practice allowed Jackson to carry interest rate swaps at book value, as if statutory hedge accounting were in place, instead of at fair value as would have been otherwise required.  Jackson was also required to demonstrate the effectiveness of its interest rate swap program pursuant to the Michigan Insurance Code.  The Commissioner also granted a permitted practice to allow Jackson to recognize book to tax differences that will reverse within the next 3 years (instead of 1 year as required by the NAIC) when determining the admissable deferred tax asset (subject to a limitation of 15% of capital and surplus versus the 10% limitation imposed by the NAIC guidance).  Finally, the Commissioner granted a permitted practice to allow Jackson to use an average interest rate in calculating certain regulatory capital requirements.  In 2009, the permitted practice with respect to the interest rate swaps was renewed until October 1, 2010, while the other two expired October 1, 2009.  The total effect of these permitted practices was to increase statutory surplus by $188.4 million and $845.0 million at December 31, 2009 and 2008, respectively, and reduce authorized control level required capital by $81.5 million at December 31, 2008.  These permitted practices had no impact on statutory net income (loss).

Jackson National Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

December 31, 2009

13.	Other Related Party Transactions

The Company's investment portfolio is managed by PPM America, Inc. (“PPMA”), a registered investment advisor, and PPM Finance, Inc. (collectively, “PPM”).  PPM is ultimately a wholly owned subsidiary of Prudential.  The Company paid $36.8 million, $35.9 million and $34.1 million to PPM for investment advisory services during 2009, 2008 and 2007, respectively.

National Planning Holdings, Inc. (“NPH”), Jackson’s affiliated broker-dealer network, distributes products issued by Jackson and receives commissions and fees from Jackson.  Commissions and fees paid by Jackson to NPH during 2009, 2008 and 2007 totaled $76.7 million, $57.4 million and $65.9 million, respectively.

Jackson has entered into shared services administrative agreements with affiliates, NPH and PPMA.  Under the shared services administrative agreements, Jackson charged $4.5 million, $5.1 million and $5.0 million of certain management and corporate services costs to these affiliates in 2009, 2008 and 2007, respectively.

Jackson provides a $40.0 million revolving credit facility to PPMA.  The loan is unsecured, matures in September 2013, accrues interest at LIBOR plus 2% per annum, and has a commitment fee of 0.25% per annum.  There was no balance outstanding at December 31, 2009 or 2008.  The highest outstanding loan balance during 2009 and 2008 was $10.0 million and $20.0 million, respectively.  Interest and commitment fees totaled $128 thousand, $177 thousand and $524 thousand during 2009, 2008 and 2007, respectively.

Beginning in June 2009, Jackson provides a $20.0 million revolving credit facility to Brooke Holdings, LLC, an upstream holding company.  The loan is unsecured, matures in June 2014, accrues interest at LIBOR plus 2% per annum and has a commitment fee of 0.25% per annum.  There was no balance at December 31, 2009.  The highest outstanding loan balance during 2009 was $1.4 million.  Interest and commitment fees totaled $35 thousand during 2009.

Beginning in 2008, Jackson provides, through its PGDS subsidiary, information technology services to certain Prudential affiliates.  Jackson recognized $19.2 million and $10.4 million in revenue associated with these services during 2009 and 2008, respectively.  This revenue is included in other income on the accompanying consolidated income statement.  This revenue is substantially equal to the costs incurred by PGDS to provide the services.

Short-term borrowings from Parent
During 2007, Jackson entered into an unsecured cash advance facility with Prudential.  The $32.0 million advance was repaid in full during 2008. Jackson paid $1.1 million and $20 thousand of interest on this loan during 2008 and 2007, respectively.

14.	Benefit Plans

The Company has a defined contribution retirement plan covering substantially all employees and certain affiliates.  To be eligible to participate in the Company’s contribution, an employee must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary.  In addition, the employee must be employed on the applicable January 1 or July 1 entry date.  The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year.  In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year.  The Company’s expense related to this plan was $16.3 million, $12.1 million and $12.3 million in 2009, 2008 and 2007, respectively.

The Company maintains non-qualified voluntary deferred compensation plans for certain agents and employees.  At December 31, 2009 and 2008, the liability for such plans totaled $136.3 million and $171.2 million, respectively, and is reported in other liabilities.  Jackson invests general account assets in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability.  The Company’s (income) expense related to these plans, including a match of elective deferrals for the agents’ deferred compensation plan, was $34.8 million, $(54.6) million and $18.4 million in 2009, 2008 and 2007,

Jackson National Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

December 31, 2009

14.	Benefit Plans (continued)

respectively.  Investment income (expense) on the mutual funds totaled $27.1 million, $(62.9) million and $15.0 million in 2009, 2008 and 2007, respectively.

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

(1) Financial statements and schedules included in Part A:

Not Applicable

(2) Financial statements and schedules included in Part B -

Jackson National Separate Account - I:

Report of Independent Registered Public Accounting Firm
                       Statements of Assets and Liabilities as of December 31, 2009
                       Statements of Operations for the period ended December 31, 2009
                       Statements of Changes in Net Assets for the periods ended December 31, 2009 and 2008
                       Notes to Financial Statements

Jackson National Life Insurance Company:

Report of Independent Registered Public Accounting Firm
                       Consolidated Balance Sheets as of December 31, 2009 and 2008
                       Consolidated Income Statements for the years ended December 31, 2009, 2008, and 2007
                       Consolidated Statements of Stockholder's Equity and Comprehensive Income for the years ended
                         December 31, 2009, 2008, and 2007
                       Consolidated Statements of Cash Flows for the years ended December 31, 2009, 2008, and 2007
                       Notes to Consolidated Financial Statements

(b) Exhibits

Exhibit              Description
No.

1.
Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to the Registrant's Post-Effective Amendment No. 9 filed on April 21, 1999 (File Nos. 033-82080 and 811-08664).

2.	Not Applicable

3.

a.
Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated by reference to the Registrant's Registration Statement filed on September 24, 2009 (File Nos. 333-136472 and 811-08664).

4.

a.	Specimen of the Rewards Fixed and Variable Annuity Contract, filed on September 24, 2009 (File Nos. 333-155675 and 811-08664).

b.	Specimen of Tax Sheltered Annuity Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

c.	Specimen of Retirement Plan Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

d.	Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

e.	Specimen of Roth IRA Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

f.
Specimen of Earnings Protection Benefit (Earnings Max) Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

g.	Specimen of Fixed Account Options Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-70472 and 811-08664).

h.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (AutoGuard 5) Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41 filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

i.
Specimen of 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up (AutoGuard 6) Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41 filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

j.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-up (LifeGuard Select) Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41 filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

k.
Specimen of Guaranteed Minimum Withdrawal Benefit with 5-Year  Step-Up (SafeGuard Max) Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos.333-70472 and 811-08664).

l.
Specimen of the Joint For Life GMWB with Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (LifeGuard Select With Joint Option) Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

m.
Specimen of the Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

n.
Specimen of the [5%] Roll-Up Guaranteed Minimum Death Benefit Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

o.
Specimen of the Combination [5%] Roll-Up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

p.
Specimen of the [6%] Roll-Up Guaranteed Minimum Death Benefit Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

q.
Specimen of the Combination [6%] Roll-Up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

r.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (LifeGuard Freedom) Endorsement (7587 01/09), incorporated by reference to the Registrant's Post-effective Amendment No. 63, filed on December 31, 2008 (File Nos. 333-70472 and 811-08664).

s.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (LifeGuard Freedom With Joint Option) Endorsement (7588 01/09), incorporated by reference to the Registrant's Post-effective Amendment No. 63, filed on December 31, 2008 (File Nos. 333-70472 and 811-08664).

t.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (LifeGuard Feedom DB) Endorsement (7589 01/09), incorporated by reference to the Registrant's Post-effective Amendment No. 63, filed on December 31, 2008 (File Nos. 333-70472 and 811-08664).

u.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6(SM) GMWB) Endorsement (7613 09/09), filed on September 24, 2009 (File Nos. 333-155675 and 811-08664).

v.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit WithBonus and Annual Step-Up (LifeGuard Freedom 6 GMWB With Joint Option)Endorsement (7614 09/09), filed on September 24, 2009 (File Nos. 333-155675 and 811-08664).

w.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, and Annual Step-Up (LifeGuard Freedom 6 DB(SM) Endorsement (7615 09/09), filed on September 24, 2009 (File Nos. 333-155675 and 811-08664).

x.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (LifeGuard Select(SM)) Endorsement (7617 09/09), filed on September 24, 2009 (File Nos. 333-155675 and 811-08664).

y.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (LifeGuard Select With Joint Option) (7618 09/09), filed on September 24, 2009 (File Nos. 333-155675 and 811-08664).

z.	Specimen of the Guaranteed Minimum Withdrawal Benefit With [5] Year Step-Up (SafeGuard Max) Endorsement (7633 05/10), filed on April 30, 2010 (File Nos. 333-155675 and 811-08664).

aa.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (Jackson Select) Endorsement (7635 05/10), filed on April 30, 2010 (File Nos. 333-155675 and 811-08664).

bb.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (Jackson Select With Joint Option) Endorsement (7636 05/10), filed on April 30, 2010 (File Nos. 333-155675 and 811-08664).

cc.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net), Endorsement (7619 05/10), filed on April 30, 2010 (File Nos. 333-155675 and 811-08664).

dd.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net with Joint Option) Endorsement (7620 05/10), filed on April 30, 2010 (File Nos. 333-155675 and 811-08664).

ee.	Specimen of the Rewards Fixed and Variable Annuity Contract, attached hereto.

ff.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (Jackson Select) Endorsement (7638 10/10), attached hereto.

gg.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (Jackson Select With Joint Option) Endorsement (7639 10/10), attached hereto.

hh.	Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7640 10/10), attached hereto.

ii.	Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7641 10/10), attached hereto.

jj.	Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7642 10/10), attached hereto.

kk.	Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7643 10/10), attached hereto.

ll.	Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7646 10/10), attached hereto.

mm.	Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7647 10/10), attached hereto.

nn.	Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7648 10/10), attached hereto.

oo.	Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7649 10/10), attached hereto.

pp.	Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus, Annual Step-Up and Death Benefit (7650 10/10), attached hereto.

qq.	Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up (7652 10/10), attached hereto.

rr.	Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7653 10/10), attached hereto.

ss.	Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up (7654 10/10), attached hereto.

tt.	Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [8%] Bonus and Annual Step-Up (7656 10/10), attached hereto.

5.

a.	Form of the Rewards Fixed and Variable Annuity Application, filed on September 24, 2009 (File Nos. 333-155675 and 811-08664).

b.	Form of the Rewards Fixed and Variable Annuity Application, filed on April 30, 2010 (File Nos. 333-155675 and 811-08664).

c.	Form of the Rewards Fixed and Variable Annuity Application, attached hereto.

6.

a.	Articles of Incorporation of Depositor, incorporated by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

b.	By-laws of Depositor, incorporated by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

7.

a.
Amendment No. 18 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2002 between Jackson National Life Insurance Company and ACE Tempest Life Reinsurance LTD, with effective date September 28, 2009, filed on April 30, 2010 (File Nos. 333-155675 and 811-08664).

8.              Not Applicable

9.              Opinion and Consent of Counsel, attached hereto.

10.            Consent of Independent Registered Public Accounting Firm, attached hereto.

11.            Not Applicable

12.            Not Applicable

Item 25.       Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Richard D. Ash	Vice President - Actuary & Appointed Actuary
1 Corporate Way
Lansing, MI 48951

John B. Banez	Vice President
1 Corporate Way
Lansing, MI 48951

James P. Binder	Senior Vice President & Treasurer
1 Corporate Way
Lansing, MI 48951

Steve Binioris	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Michele Binkley	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Dennis Blue	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Barrett Bonemer	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Jeff Borton	Vice President
1 Corporate Way
Lansing, MI 48951

Pamela L. Bottles	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

John H. Brown	Vice President
1 Corporate Way
Lansing, MI 48951

James Carter	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark	Senior Vice President & Chief Information Officer
1 Corporate Way
Lansing, MI 48951

Michael Costello	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

James B. Croom	Vice President
1 Corporate Way
Lansing, MI 48951

George D. Daggett	Assistant Vice President & Illustration Officer
7601 Technology Way
Denver, CO 80237

Tony L. Dowling	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Lisa C. Drake	Senior Vice President & Chief Actuary
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves	Vice President
1 Corporate Way
Lansing, MI 48951

Charles F. Field	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Terence M. Finan	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Dana Malesky Flegler	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Robert A. Fritts	Senior Vice President & Controller
1 Corporate Way
Lansing, MI 48951

Patrick W. Garcy	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

James D. Garrison	Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley	Vice President & Assistant Secretary
1 Corporate Way
Lansing, MI 48951

John A. Gorgenson	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Robert W. Hajdu	Vice President
1 Corporate Way
Lansing, MI 48951

Cliff S. Hale, M.D.	Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Hanson	Vice President
1 Corporate Way
Lansing, MI 48951

Robert L. Hill	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Andrew B. Hopping	Executive Vice President,
1 Corporate Way	Chief Financial Officer & Director
Lansing, MI 48951

H. Dean Hosfield	Vice President
1 Corporate Way
Lansing, MI 48951

Stephen A. Hrapkiewicz, Jr.	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Hruska	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Julie A. Hughes	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack	Executive Vice President & Chief Distribution Officer
7601 Technology Way
Denver, CO 80237

Scott Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Everett W. Kunzelman	Vice President
1 Corporate Way
Lansing, MI 48951

Richard Liphardt	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Lynn W. Lopes	Vice President
1 Corporate Way
Lansing, MI 48951

Ab B. Manning	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Clark P. Manning, Jr.	President, Chief Executive Officer,
1 Corporate Way	& Chairman
Lansing, MI 48951

Diahn McHenry	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer	Senior Vice President,
1 Corporate Way	General Counsel & Secretary
Lansing, MI 48951

Dean M. Miller	Vice President
1 Corporate Way
Lansing, MI 48951

Keith R. Moore	Vice President
1 Corporate Way
Lansing, MI 48951

Jacky Morin	Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers	Senior Vice President
1 Corporate Way
Lansing, MI 48951

J. George Napoles	Executive Vice President
1 Corporate Way
Lansing, MI 48951

Timothy J. Padot	Vice President
1 Corporate Way
Lansing, MI 48951

Russell E. Peck	Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn	Senior Vice President & Chief Administration Officer
1 Corporate Way
Lansing, Michigan 48951

Dana S. Rapier	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Gary J. Rudnicki	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

William R. Schulz	Vice President
1 Corporate Way
Lansing, MI 48951

Muhammad S. Shami	Vice President
1 Corporate Way
Lansing, MI 48951

Christian J. Shiemke	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Kathleen M. Smith	Vice President
1 Corporate Way
Lansing, MI 48951

Kenneth Stewart	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Gary L. Stone	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang	Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha	Executive Vice President & Director
1 Corporate Way
Lansing, MI 48951

Robert M. Tucker, Jr.	Vice President
1 Corporate Way
Lansing, MI 48951

Marcia L. Wadsten	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Wells	Chief Operating Officer & Vice Chairman
401 Wilshire Boulevard
Suite 1200
Santa Monica, CA 90401

Toni Zvonar	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

David A. Zyble	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Item 26.       Persons Controlled by or Under Common Control with the Depositor or Registrant.

Alcona Funding LLC	Delaware	100% Jackson National Life Insurance
Company

Ascent Insurance Brokers Limited	United Kingdom	50% Prudential Property Investment
Managers Limited

BOCI - Prudential Asset Management	Hong Kong	36% Prudential Corporation Holdings
Limited		Limited

BOCI - Prudential Trustee Limited	Hong Kong	36% Prudential Corporation Holdings
Limited

BP Company Limited	Cayman Islands	100% PRUPIM Vietnam Property Fund
Limited

Berrien Funding LLC	Delaware	100% Jackson National Life Insurance
Company

Brooke GP	Delaware	99% Brooke (Holdco 1) Inc.
1% Brooke (Holdco 2) Inc.

Brooke LLC	Delaware	77% Prudential (US Holdco2) Limited
23% Brooke (Jersey) Limited

Brooke (Holdco 1) Inc.	Delaware	100% Prudential (US Holdco 3) BV

Brooke (Holdco 2) Inc.	Delaware	100% Brooke
(Holdco 1) Inc.

Brooke Holdings LLC	Delaware	100% Nicole Finance Inc.

Brooke Holdings (UK) Limited	United Kingdom	100% Brooke GP

Brooke Investment, Inc.	Delaware	100% Brooke Holdings LLC

Brooke (Jersey) Limited	United Kingdom	100% Prudential (US Holdco 2)
Limited

Brooke Life Insurance Company	Michigan	100% Brooke Holdings LLC

Buying Force Limited	United Kingdom	50% Prudential Property Investment
Management Limited

CIMPL Pty Limited	United Kingdom	100% PPM Capital (Holdings) Limited

CITIC Prudential Life Insurance	China	50% Prudential Corporation Holdings
Company Limited		Limited

CITIC - Prudential Fund	China	49% Prudential Corporation Holdings
Management Company Limited		Limited

CSU One Limited	United Kingdom	100% Prudential Group Holdings
Limited

Calhoun Funding LLC	Delaware	100% Jackson National Life Insurance
Company

Canada Property (Trustee) No 1	England	100% M&G Limited
Limited

Canada Property Holdings Limited	Jersey	100% M&G Limited

Curian Capital, LLC	Michigan	100% Jackson National Life Insurance
Company

Curian Clearing LLC	Michigan	100% Jackson National Life Insurance
(formerly, BH Clearing, LLC)		Company

Falcon Acquisitions Limited	United Kingdom	90% Falcon Acquisitions Subholdings
Limited

Falcon Acquisitions Holdings	United Kingdom	100% Infracapital Nominees Limited
Limited

Falcon Acquisitions Subholdings	United Kingdom	100% Falcon Acquisitions Holdings
Limited		Limited

First Dakota, Inc.	North Dakota	100% IFC Holdings, Inc.

First Dakota of Montana, Inc.	Montana	100% IFC Holdings, Inc.

First Dakota of New Mexico, Inc.	New Mexico	100% IFC Holdings, Inc.

First Dakota of Texas, Inc.	Texas	100% IFC Holdings, Inc.

First Dakota of Wyoming, Inc.	Wyoming	100% IFC Holdings, Inc.

Furnival Insurance Company	Guernsey	100% Prudential Corporation Holdings
Limited		Limited

GS Twenty Two Limited	United Kingdom	100% Prudential Group Holdings
Limited

Geoffrey Snushall Limited	United Kingdom	100% Snushalls Team Limited

Giang Vo Development JV	Vietnam	65% Prudential Vietnam Assurance
Company		Private Limited

Hermitage Management, LLC	Michigan	100% Jackson National Life Company
Insurance

Holborn Bars Nominees Limited	United Kingdom	100% M&G Investment Management
Limited

Holborn Delaware LLC	Delaware	100% Prudential Four Limited

Holborn Finance Holdco 2	United Kingdom	100% Prudential Group Holdings
Limited

Holborn Finance Holding Company	United Kingdom	100% Prudential Securities Limited

Hyde Dollco S.a.r.l.	Luxembourg	100% Hyde Holdco3 Limited

Hyde Holdco 1 Limited	United Kingdom	100% Prudential Corporation Holdings
Limited

Hyde Holdco 3 Limited	United Kingdom	100% Prudential Corporation Holdings
Limited

ICICI Prudential Asset Management	India	49% Prudential Corporation Holdings
Company Limited		Limited

ICICI Prudential Life Insurance	India	25.98% Prudential Corporation
Company Limited		Holdings Limited

ICICI Prudential Trust Limited	India	49% Prudential Corporation Holdings
Limited

IFC Holdings, Inc.	Delaware	100% National Planning Holdings Inc.
d/b/a INVEST Financial Corporation

Invest Financial Corporation	Alabama	100% INVEST Financial Corporation
Insurance Agency Inc. of Alabama		Insurance Agency, Inc. of Delaware

Invest Financial Corporation	Connecticut	100% INVEST Financial Corporation
Insurance Agency Inc. of Connecticut		Insurance Agency, Inc. of Delaware

Invest Financial Corporation	Delaware	100% IFC Holdings, Inc. d/b/a INVEST
Insurance Agency Inc. of Delaware		Financial Corporation

Invest Financial Corporation	Georgia	100% Invest Financial Corporation
Insurance Agency Inc. of Georgia		Insurance Agency Inc. of Delaware

Invest Financial Corporation	Illinois	100% Invest Financial Corporation
Insurance Agency Inc. of Illinois		Insurance Agency Inc. of Delaware

Invest Financial Corporation	Maryland	100% Invest Financial Corporation
Insurance Agency Inc. of Maryland		Insurance Agency Inc. of Delaware

Invest Financial Corporation	Massachusetts	100% Invest Financial Corporation
Insurance Agency Inc. of Massachusetts		Insurance Agency Inc. of Delaware

Invest Financial Corporation	Montana	100% Invest Financial Corporation
Insurance Agency Inc. of Montana		Insurance Agency Inc. of Delaware

Invest Financial Corporation	Nevada	100% Invest Financial Corporation
Insurance Agency Inc. of Nevada		Insurance Agency Inc. of Delaware

Invest Financial Corporation	New Mexico	100% Invest Financial Corporation
Insurance Agency Inc. of New Mexico		Insurance Agency Inc. of Delaware

Invest Financial Corporation	Ohio	100% Invest Financial Corporation
Insurance Agency Inc. of Ohio		Insurance Agency Inc. of Delaware

Invest Financial Corporation	Oklahoma	100% Invest Financial Corporation
Insurance Agency Inc. of Oklahoma		Insurance Agency Inc. of Delaware

Invest Financial Corporation	South Carolina	100% Invest Financial Corporation
Insurance Agency Inc. of South Carolina		Insurance Agency Inc. of Delaware

Invest Financial Corporation	Texas	100% Invest Financial Corporation
Insurance Agency Inc. of Texas		Insurance Agency Inc. of Delaware

Invest Financial Corporation	Wyoming	100% Invest Financial Corporation
Insurance Agency Inc. of Wyoming		Insurance Agency Inc. of Delaware

Invest Financial Corporation	Mississippi	100% Invest Financial Corporation
Insurance Agency PA of Mississippi		Insurance Agency Inc. of Delaware

India Opportunity Real Estate Fund	Mauritius	100% International Opportunities
Portfolio Management Limited

Infracapital Employee Feeder GP	United Kingdom	100% M&G Limited
Limited

Infracapital GP Limited	United Kingdom	100% M&G Limited

Infracapital Nominees Limited	United Kingdom	100% M&G Limited

Infracapital SLP Limited	United Kingdom	100% M&G Limited

Innisfree M&G PPP LLP	United Kingdom	35% M&G IMPPP1 Limited

International Opportunities India	Mauritius	100% Prudential Mauritius Holdings
Fund Limited		Limited

International Opportunities Portfolio	Mauritius	100% Prudential Mauritius Holdings
Management Limited		Limited

International Opportunities Shari’a	United Arab Emirates	100% Prudential Asset Management
Funds (OEIC) Limited		Limited

Investment Centers of America, Inc.	North Dakota	100% IFC Holdings, Inc.

Investment Opportunities Fund	Luxembourg	100% Prudential Corporation Holdings
SICAV - FIS		Limited

JNL Investors Series Trust	Massachusetts	100% Jackson National Life Insurance
Company

Jackson Investment Management LLC	Michigan	100% Brooke Holdings LLC

Jackson National Asset Management, LLC	Michigan	100% Jackson National Life Insurance
Company

Jackson National Life (Bermuda) Ltd.	Bermuda	100% Jackson National Life Insurance
Company

Jackson National Life Distributors LLC	Delaware	100% Jackson National Life Insurance
Company

Jackson National Life Insurance	New York	100% Jackson National Life Insurance
Company of New York		Company

JNLI LLC	Delaware	100% Jackson National Life Insurance
Company

JNL Series Trust	Massachusetts	Common Law Trust with contractual
association with Jackson National Life
Insurance Company of New York

JNL Southeast Agency, LLC	Michigan	100% Jackson National Life Insurance
Company

JNL Variable Fund LLC	Delaware	100% Jackson National Separate
Account - I

M&G (Guernsey) Limited	Guernsey	100% M&G Limited

M&G Financial Services Limited	United Kingdom	100% M&G Limited

M&G Founders 1 Limited	United Kingdom	100% M&G Limited

M&G General Partner Inc.	Cayman Islands	100% M&G Limited

M&G Group Limited	United Kingdom	100% Prudential plc

M&G IMPPP 1 Limited	United Kingdom	100% M&G Limited

M&G International Investments Limited	United Kingdom	100% M&G Limited

M&G International Investments Limited	France (Branch only)	100% M&G International Investments
Limited

M&G International Investments Limited	Germany (Branch only)	100% M&G International Investments
Limited

M&G International Investments Limited	Italy (Branch only)	100% M&G International Investments
Limited

M&G International Investments Limited	Spain (Branch only)	100% M&G International Investments
Limited

M&G International Investments	United Kingdom	100% M&G International Investments
Nominees Limited		Limited

M&G Investment Management Limited	United Kingdom	100% M&G Limited

M&G Life Assurance Company Limited	United Kingdom	100% M&G Limited

M&G Limited	United Kingdom	100% M&G Group Limited

M&G Management Services Limited	United Kingdom	100% M&G Limited

M&G Nominees Limited	United Kingdom	100% M&G Limited

M&G Pensions and Annuity Company Limited	United Kingdom	100% M&G Limited

M&G RED Employee Feeder GP	Scotland	100% M&G Limited
Limited

M&G RED Employee Feeder LP	Scotland	100% M&G Limited

M&G RED GP Limited	Guernsey	100% M&G Limited

M&G RED SLP GP Limited	Scotland	100% M&G Limited

M&G RED SLP LP	Scotland	100% M&G Limited

M&G Securities Limited	United Kingdom	100% M&G Limited

M&G Support Services Limited	United Kingdom	100% M&G Limited

MM&S (2375) Limited	Scotland	100% The Prudential Assurance
Company Limited

Marlin Acquisitions Holdings	United Kingdom	100% Infracapital GP Limited
Limited

Marlin Acquisitions Limited	United Kingdom	100% Marlin Acquisitions Holdings
Limited

National Planning Corporation	Delaware	100% National Planning Holdings, Inc.

National Planning Corporation	Nevada	100% National Planning Corporation
Insurance Agency Inc. of Nevada

National Planning Holdings, Inc.	Delaware	100% Brooke Holdings LLC

National Planning Insurance Agency Inc.	Alabama	100% National Planning Corporation

National Planning Insurance Agency Inc.	Florida	100% National Planning Corporation

National Planning Insurance Agency Inc.	Georgia	100% National Planning Corporation

National Planning Insurance Agency Inc.	Idaho	100% National Planning Corporation

National Planning Insurance Agency Inc.	Massachusetts	100% National Planning Corporation

National Planning Insurance Agency Inc.	Montana	100% National Planning Corporation

National Planning Insurance Agency Inc.	Oklahoma	100% National Planning Corporation

National Planning Insurance Agency Inc.	Texas	100% National Planning Corporation

National Planning Insurance Agency Inc.	Wyoming	100% National Planning Corporation

Nicole Finance Inc.	Delaware	100% Brooke GP

North Sathorn Holdings Company	Thailand	100% Prudential Corporation Holdings
Limited		Limited

Nova Sepadu Sdn Bhd	Malaysia	100% Sri Han Suria Sdn Berhad

OYO Developments (Dagenham)	United Kingdom	100% OYO Developments Limited
Limited

OYO Developments Limited	United Kingdom	25% Prudential Property Investment
Managers Limited

PCA Asset Management Limited	Japan	100% Prudential Corporation Holdings
Limited

PCA India Consumer Equity Open	Mauritius	100% Prudential Mauritius Holdings
Limited		Limited

PCA India Equity Open Limited	Mauritius	100% Prudential Mauritius Holdings
Limited

PCA India Infrastructure Equity Open	Mauritius	100% Prudential Mauritius Holdings
Limited		Limited

PCA International Funds SPC	Cayman Islands	100% Prudential Corporation Holdings
Limited

PCA Investment Trust Management	Korea	100% Prudential Corporation Holdings
Company Limited		Limited

PCA life Assurance Company	Taiwan	99.66% Prudential Corporation
Limited		Holdings Limited

PCA Life Insurance Company	Japan	100% Prudential Corporation Holdings
Limited (Japan)		Limited

PCA Life Insurance Company	Korea	100% Prudential Corporation Holdings
Limited (Korea)		Limited

PCA Securities Investment Trust	Taiwan	99.54% The Prudential Assurance
Company Limited		Company Limited

PGDS (UK One) Limited	United Kingdom	100% Prudential IP Services Limited

PGDS (UK Two) Limited	United Kingdom	100% PDGS (UK One) Limited

PGDS (US One) LLC	Delaware	100% Jackson National Life Insurance
Company

PGDS (US Two) LLC	Delaware	100% PGDS (US One) LLC

Piedmont CDO Trust	Delaware	100% Piedmont Funding LLC

Piedmont Funding LLC	Delaware	100% Jackson National Life Insurance
Company

PPEM Pte. Limited	Singapore	100% Prudential Singapore Holdings
Pte Limited

PPM America, Inc.	Delaware	100% PPM Holdings, Inc.

PPM Capital (Holdings) Limited	United Kingdom	100% M&G Limited

PPM Finance, Inc.	Delaware	100% PPM Holdings, Inc.

PPM Holdings, Inc.	Delaware	100% Brooke Holdings LLC

PPM Ventures (Asia) Limited	Hong Kong	100% PPM Capital (Holdings) Limited

PPM Ventures Pty Limited	Australia	100% CIMPL Pty Limited

PPMC First Nominees Limited	United Kingdom	100% M&G Limited

PPS Five Limited	United Kingdom	100% Prudential Property Services
Limited

PPS Nine Limited	United Kingdom	100% Prudential Property Services
Limited

PPS Twelve Limited	United Kingdom	100% Prudential Property Services
Limited

PRUPIM Vietnam Property Fund	Cayman Islands	100% Prudential Property Investment
Limited		Management (Singapore) Limited

PT Asuransi Jiwa Paja	Indonesia	100% PT Prudential Life Assurance

PT Prudential Life Assurance	Indonesia	94.6% The Prudential Assurance
Company Limited

PVM Partnerships Limited	United Kingdom	100% The Prudential Assurance
Company Limited
PVPF 1 Limited	Cayman Islands	100% PRUPIM Vietnam Property Fund
Limited

PVPF 3 Limited	Cayman Islands	100% PRUPIM Vietnam Property Fund
Limited

PVPF 4 Limited	Cayman Islands	100% PRUPIM Vietnam Property Fund
Limited

PVPF 5 Limited	Cayman Islands	100% PRUPIM Vietnam Property Fund
Limited

Pacus (UK) Limited	United Kingdom	100% The Prudential Assurance
Company Limited

Park Avenue (Singapore Two)	Gibraltar	100% Prudential Group Holdings
Limited		Limited

Park Avenue Investments (Guernsey)	Guernsey	50% Prudential (Netherlands) BV
Limited

Penguin Acquisitions Holdings	United Kingdom	100% Infracapital GP Limited
Limited

Penguin Acquisitions Limited	United Kingdom	100% Penguin Acquisitions Holdings
Limited

Pru IT-Service GmbH	Germany	100% Prudential Corporation Holdings
Limited

Pru Life Insurance Corporation of	Philippines	100% Prudential Corporation Holdings
UK		Limited

Pru Pte Limited	Singapore	100% Prudential Singapore Holdings
Pte Limited

Prudential (A1) Limited	Gibraltar	100% Prudential (Netherlands) BV

Prudential (AN) Limited	United Kingdom	100% The Prudential Assurance
Company Limited

Prudential (B1) Limited	Gibraltar	100% Prudential (Netherlands) BV

Prudential (B2) Limited	Gibraltar	100% Prudential (Netherlands) BV

Prudential (B3) Limited	Gibraltar	100% Prudential (Netherlands) BV

Prudential (B4) Limited	Gibraltar	100% Prudential (Netherlands) BV
Prudential (Gibraltar Five) Limited	Gibraltar	100% Prudential (Gibraltar Four)
Limited

Prudential (Gibraltar Four) Limited	Gibraltar	100% Prudential (US Holdco 1)
Limited

Prudential (Gibraltar Three)	Gibraltar	100% Prudential (Gibraltar Four)
Limited

Prudential (Gibraltar Two) S.a.r.l.	Luxembourg	100% Prudential Capital Holding
Company Limited

Prudential (Gibraltar) Limited	Gibraltar	100% Prudential Australia One Limited

Prudential (LPH One) Limited	Gibraltar	100% Prudential Group Holdings
Limited

Prudential (LPH Two) Limited	Gibraltar	100% Prudential (LPH One) Limited

Prudential (Luxembourg One) &	Luxembourg	50% Prudential (Luxembourg One)
Prudential (Luxembourg Two) SeNC		S.a.r.l.
50% Prudential (Luxembourg Two)
S.a.r.l.

Prudential (Luxembourg One)	Luxembourg	100% Prudential Corporation Holdings
S.a.r.l.		Limited

Prudential (Luxembourg Two)	Luxembourg	100% Prudential Corporation Holdings
S.a.r.l.		Limited

Prudential (Namibia) Unit Trusts	Namibia	93% Prudential Portfolio Managers
Limited		(Namibia) (Pty) Limited

Prudential (Netherlands One)	United Kingdom	100% Prudential Group Holdings
Limited		Limited

Prudential (Netherlands) BV	Netherlands	100% Prudential Corporation Holdings
Limited

Prudential (TC) Limited	Guernsey	100% Prudential (Netherlands) BV

Prudential (US Holdco 1) BV	Netherlands	100% Prudential (US Holdco 1)
Limited

Prudential (US Holdco 1) Limited	United Kingdom	76.72% Brooke LLC
23.28% Prudential Four Limited

Prudential (US Holdco 2) BV	Netherlands	100% Prudential (US Holdco 1) BV

Prudential (US Holdco 2) Limited	Gibraltar	100% Holborn Delaware LLC

Prudential (US Holdco 3) BV	Netherlands	100% Prudential (US Holdco 2) BV

Prudential - AA Office Joint Venture	Vietnam	70% Prudential Vietnam Assurance
Company		Private Limited

Prudential / M&G UKCF GP	United Kingdom	100% M&G Limited
Limited

Prudential Al-Wara’ Asset	Malaysia	100% Prudential Corporation Holdings
Management Berhad		Limited

Prudential Annuities Limited	United Kingdom	100% The Prudential Assurance
Company Limited

Prudential Asset Management (Hong	Hong Kong	100% Prudential Corporation Holdings
Kong) Limited		Limited

Prudential Asset Management	Singapore	100% Prudential Singapore Holdings
(Singapore) Limited		Pte Limited

Prudential Asset Management	United Arab Emirates	100% Prudential Corporation Holdings
Limited		Limited

Prudential Assurance Company	Singapore	100% Prudential Singapore Holdings
Singapore (Pte) Limited		Pte Limited

Prudential Assurance Malaysia Bhd	Malaysia	100% Sri Han Suria Sdn Berhad

Prudential Assurance Singapore	Singapore	100% Prudential Singapore Holdings
(Property Services) Pte Limited		Pte Limited

Prudential Atlantic Reinsurance	Ireland	100% Prudential Corporation Holdings
Company Limited		Limited

Prudential Australia Holdings (UK)	United Kingdom	100% Prudential (Netherlands) BV
Limited

Prudential Australia Holdings (UK)	United Kingdom	100% Prudential Australia Holdings
Two Limited		(UK) Limited

Prudential Australia One Limited	United Kingdom	100% Prudential Corporation Holdings
Limited

Prudential BSN Takaful Berhad	Malaysia	49% Prudential Corporation Holdings
Limited

Prudential Capital Holding Company	United Kingdom	100% Prudential plc
Limited

Prudential Capital PLC	United Kingdom	100% Prudential Capital Holding
Company Limited

Prudential Corporate Pensions Trustee	United Kingdom	100% The Prudential Assurance
Limited		Company Limited

Prudential Corporation Asia Limited	Hong Kong	100% Prudential Corporation Holding
Limited

Prudential Corporation Australasia	Australia	100% Prudential Group Holdings
Holdings Pty Limited		Limited

Prudential plc	United Kingdom	Publicly Traded

Prudential Corporation Holdings	United Kingdom	100% Prudential Holdings Limited
Limited

Prudential Corporation Limited	United Kingdom	100% Prudential Group Holdings
Limited

Prudential Distribution Limited	United Kingdom	100% Prudential Financial Services
Limited

Prudential Europe Assurance	Scotland	100% MM&S (2375) Limited
Holdings plc

Prudential Finance BV	Netherlands	100% Prudential Corporation Holdings
Limited

Prudential Financial Services	United Kingdom	100% Prudential plc
Limited

Prudential Five Limited	United Kingdom	100% Prudential plc

Prudential Four Limited	United Kingdom	98% Prudential Corporation Holdings
Limited
2% Prudential plc

Prudential Fund Management	Malaysia	100% Nova Sepadu Sdn Bhd
Berhad

Prudential Fund Management	Singapore	100% Prudential Singapore Holdings
Services Private Limited		Pte Limited

Prudential GP Limited	Scotland	100% M&G Limited

Prudential General Insurance Hong	Hong Kong	100% The Prudential Assurance
Kong Limited		Company Limited

Prudential Group Holdings Limited	United Kingdom	100% Prudential plc

Prudential Group Pensions Limited	United Kingdom	100% Prudential Financial Services
Limited

Prudential Group Secretariat Services	United Kingdom	100% Prudential Group Holdings
Limited		Limited

Prudential Health Holdings Limited	United Kingdom	50% The Prudential Assurance
Company Limited

Prudential Health Limited	United Kingdom	100% Prudential Health Holdings
Limited

Prudential Health Services Limited	United Kingdom	100% Prudential Health Holdings
Limited

Prudential Holborn Life Limited	United Kingdom	100% The Prudential Assurance
Company Limited

Prudential Holdings Limited	Scotland	100% Prudential plc

Prudential Hong Kong Limited	Hong Kong	100% The Prudential Assurance
Company Limited

Prudential IP Services Limited	United Kingdom	100% Prudential Corporation Holdings
Limited

Prudential International Assurance	Ireland	100% Prudential Europe Assurance
plc		Holdings plc

Prudential International Management	Ireland	100% Prudential Europe Assurance
Services Limited		Holdings plc

Prudential Investments (UK)	United Kingdom	100% Prudential Capital Holding
Limited		Company

Prudential Jersey (No 2) Limited	Jersey	100% Prudential Corporation Holdings
Limited

Prudential Jersey Limited	Jersey	100% Prudential Corporation Holdings
Limited

Prudential Lalondes Limited	United Kingdom	100% Prudential Property Services
Limited

Prudential Life Assurance (Thailand)	Thailand	42.19% North Sathorn Holdings
Public Company Limited		Company Limited
32.11% Staple Limited
24.82% Prudential Corporation
Holdings Limited

Prudential Lifetime Mortgages	Scotland	100% The Prudential Assurance
Limited		Company Limited

Prudential Logistics Limited	United Kingdom	100% Prudential Corporation Holdings
Limited

Prudential Mauritius Holdings	Mauritius	100% Prudential Corporation Holdings
Limited		Limited

Prudential Pensions Administration	United Kingdom	100% Prudential Financial Services
Limited		Limited

Prudential Pensions Limited	United Kingdom	100% The Prudential Assurance
Company Limited

Prudential Personal Equity Plans	United Kingdom	100% M&G Limited
Limited

Prudential Phoebus Lux S.a.r.l.	Luxembourg	100% Prudential Investments (UK)
Limited

Prudential Portfolio Managers	Namibia	75% Prudential Portfolio Managers
(Namibia) (Pty) Limited		(South Africa) (Pty) Limited

Prudential Portfolio Managers (South	South Africa	75% M&G Limited
Africa) (Pty) Limited

Prudential Portfolio Managers (South	South Africa	99.4% Prudential Portfolio Managers
Africa) Life Limited		(South Africa) (Pty) Limited

Prudential Portfolio Managers Unit	South Africa	94% Prudential Portfolio Managers
Trusts Limited		(South Africa) (Pty) Limited

Prudential Process Management	India	99.97% Prudential Corporation
Services India Private Limited		Holdings Limited

Prudential Properties Trusty Pty	Australia	100% The Prudential Assurance
Limited		Company Limited

Prudential Property Investment	Singapore	50% Prudential Singapore Holdings Pte
Management (Singapore) Pte		Limited
Limited		50% PruPIM Ltd

Prudential Property Investment	United Kingdom	100% M&G Limited
Managers Limited

Prudential Property Services (Bristol)	United Kingdom	100% Prudential Property Services
Limited		Limited

Prudential Property Services Limited	United Kingdom	100% Prudential plc

Prudential Protect Limited	United Kingdom	100% Prudential Health Holdings
Limited

Prudential Pte Ltd	Singapore	100% Prudential Singapore Holdings
Pte Limited

Prudential Quest Limited	United Kingdom	100% Prudential Group Holdings
Limited

Prudential Retirement Income	United Kingdom	100% The Prudential Assurance
Limited		Company Limited

Prudential Securities Limited	United Kingdom	50% Prudential (B1) Limited
50% Prudential (B2) Limited

Prudential Services Asia Sdn Bhd	Malaysia	100% Prudential Corporation Holdings
Limited

Prudential Services Limited	United Kingdom	100% Prudential Corporation Holdings
Limited

Prudential Services Singapore Pte	Singapore	100% Prudential Singapore Holdings
Limited		Pte Limited

Prudential Singapore Holdings Pte	Singapore	100% Prudential Corporation Holdings
Limited		Limited

Prudential Staff Pensions Limited	United Kingdom	100% Prudential Group Holdings
Limited

Prudential Trustee Company Limited	United Kingdom	100% M&G Limited

Prudential UK Services Limited	United Kingdom	100% Prudential Financial Services
Limited

Prudential Unit Trusts Limited	United Kingdom	100% M&G Limited

Prudential Vietnam Assurance Private	Vietnam	100% Prudential Corporation Holdings
Limited		Limited

Prudential Vietnam Finance Company	Vietnam	100% Prudential Holborn Life Limited
Limited

Prudential Vietnam Fund Management	Vietnam	100% Prudential Vietnam Assurance
Private Limited Company		Private Limited

Prulink Pte Limited	Singapore	100% Prudential Singapore Holdings
Pte Limited

Prutec Limited	United Kingdom	100% The Prudential Assurance
Company Limited

Quinner AG	Germany	100% Prudential Corporation Holdings
Limited

Reeds Rain Prudential Limited	United Kingdom	100% Prudential Property Services
Limited

Securities Lending Cash Collateral	Delaware	100% Jackson Funds
Fund LLC

Securities Lending Liquidating Fund	Delaware	100% Jackson Funds
LLC

SII Insurance Agency, Inc.	Massachusetts	100% SII Investments, Inc.

SII Insurance Agency, Inc.	Wisconsin	100% SII Investments, Inc.

SII Investments, Inc.	Wisconsin	100% National Planning Holdings, Inc.

SII Ohio Insurance Agency, Inc.	Ohio	100% SII Investments, Inc.

Salmon Acquisitions Limited	United Kingdom	100% Salmon Acquisitions Holdings
Limited

Salmon Acquisitions Holdings	United Kingdom	100% Infracapital Nominees Limited
Limited

Scottish Amicable Finance plc	Scotland	100% The Prudential Assurance
Company Limited

Scottish Amicable ISA Managers	Scotland	100% The Prudential Assurance
Limited		Company Limited

Scottish Amicable Life Assurance	Scotland	100% The Prudential Assurance
Society		Company Limited

Scottish Amicable Life Limited	Scotland	100% The Prudential Assurance
Company Limited

Scottish Amicable PEP and ISA	Scotland	100% Scottish Amicable Life
Nominees Limited		Assurance Society

Snushalls Team Limited	United Kingdom	100% Prudential Property Services
Limited

Squire Reassurance Company LLC	Michigan	100% Jackson National Life Insurance
Company

Squire Capital I LLC	Michigan	100% Jackson National Life Insurance
Company

Squire Capital II LLC	Michigan	100% Jackson National Life Insurance
Company

Sri Han Suria Sdn Berhad	Malaysia	51% Prudential Corporation Holdings
Limited

Stableview Limited	United Kingdom	100% M&G Limited

Staple Limited	Thailand	100% Prudential Corporation Holdings
Limited

Staple Nominees Limited	United Kingdom	100% Prudential Personal Equity Plans
Limited

The First British Fixed Trust	United Kingdom	100% M&G Limited
Company Limited

The Forum, Solent, Management	United Kingdom	100% The Prudential Assurance
Company Limited		Company Limited

The Prudential Assurance Company	United Kingdom	100% Prudential plc
Limited

True Prospect Limited	British Virgin Islands	100% Prudential Corporation Holdings
Limited

Wharfedale Acquisitions Limited	United Kingdom	100% Wharfedale Acquisitions
Subholdings Limited

Wharfedale Acquisitions Holdings	United Kingdom	100% Infracapital Nominees Limited
Limited

Wharfedale Acquisitions Subholdings	United Kingdom	100% Wharfedale Acquisitions
Limited		Holdings Limited

Wharfedale II Limited	Jersey	100% Infracapital Nominees Limited

Wharfedale III Limited	Jersey	100% Infracapital Nominees Limited

Yeslink Interco Limited	United Kingdom	100% Prudential Group Holdings
Limited

Zelda Acquisitions Holdings Limited	United Kingdom	100% Infracapital Nominees Limited

Zelda Acquisitions Limited	United Kingdom	100% Zelda Acquisitions Holdings Limited

Item 27.   Number of Contract Owners as of September 1, 2010

           Qualified – 1,869
           Non-Qualified – 242

Item 28.         Indemnification

Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities  (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate  jurisdiction  the question  whether  such  indemnification  by  it is  against  public  policy  as expressed  in the Act and will be  governed  by the final  adjudication  of such issue.

Item 29.         Principal Underwriter

a)
Jackson National Life Distributors LLC acts as general distributor for the Jackson National Separate Account - I.  Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, and the JNLNY Separate Account IV.

b)	Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Michael A. Wells	Manager
1 Corporate Way
Lansing, MI 48951

Andrew B. Hopping	Manager
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack	Manager, President and Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Stephen M. Ash	Vice President
7601 Technology Way
Denver, CO 80237

Pamela Aurbach	Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain	Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker	Vice President
7601 Technology Way
Denver, CO 80237

Lawrence Barredo	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Mercedes Biretto	Vice President
7601 Technology Way
Denver, CO 80237

James Bossert	Senior Vice President
7601 Technology Way
Denver, CO 80237

Amy Bozic	Regional Vice President
7601 Technology Way
Denver, CO 80237

J. Edward Branstetter, Jr.	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Kristina Brendlinger	Assistant Vice President
7601 Technology Way
Denver, CO 80237

William Britt	Regional Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen	Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Michelle L. Carroll	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Greg Cicotte	Executive Vice President, National Sales Manager
7601 Technology Way
Denver, CO 80237

Maura Collins	Vice President
7601 Technology Way
Denver, CO 80237

Christopher Cord	Assistant Vice President
7601 Technology Way
Denver, CO 80237

George Daggett	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Bob Dwyer	Regional Vice President
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald	Senior Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley	Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez	Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant	Senior Vice President
7601 Technology Way
Denver, CO 80237

Rupert T. Hall, Jr.	Regional Vice President
7601 Technology Way
Denver, CO 80237

Bonnie Howe	Vice President and General Counsel
7601 Technology Way
Denver, CO 80237

Thomas Hurley	Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones	Vice President
7601 Technology Way
Denver, CO 80237

Steve Johnson	Regional Vice President
7601 Technology Way
Denver, CO 80237

Georgette Kraag	Regional Vice President
7601 Technology Way
Denver, CO 80237

Steve Kluever	Senior Vice President
7601 Technology Way
Denver, CO 80237

John Koehler	Vice President
7601 Technology Way
Denver, CO 80237

James Livingston	Executive Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli	Vice President
7601 Technology Way
Denver, CO 80237

James McCorkle	Vice President
7601 Technology Way
Denver, CO 80237

Tamu McCreary	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Brook Meyer	Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer	Manager and Secretary
1 Corporate Way
Lansing, MI 48951

Jennifer (Seamount) Miller	Vice President
7601 Technology Way
Denver, CO 80237

Jack Mishler	Senior Vice President
7601 Technology Way
Denver, CO 80237

Diane Montana	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Tony Natale	Regional Vice President
38705 Seven Mile Road,
Suite 251
Livonia, MI 48152-1058

Steve Papa	Regional Vice President
7601 Technology Way
Denver, CO 80237

Eric Palumbo	Vice President
7601 Technology Way
Denver, CO 80237

Allison Pearson	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Brandon S. Pisanos	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Rafferty	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Alison Reed	Vice President
7601 Technology Way
Denver, CO 80237

Traci Reiter	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Gregory B. Salsbury	Executive Vice President
7601 Technology Way
Denver, CO 80237

Marilynn Scherer	Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield	Vice President
7601 Technology Way
Denver, CO 80237

Barbara Logsdon Smith	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky	Senior Vice President
7601 Technology Way
Denver, CO 80237

David Stebenne	Regional Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Swartz	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Doug Townsend	Senior Vice President, Chief Financial Officer and FinOp
7601 Technology Way
Denver, CO 80237

C. Ray Trueblood	Vice President
7601 Technology Way
Denver, CO 80237

Asa Wood	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright	Vice President and Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright	Vice President
7601 Technology Way
Denver, CO 80237

Matthew Yellott	Assistant Vice President
7601 Technology Way
Denver, CO 80237

         (c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item. 30.        Location of Accounts and Records

         Jackson National Life Insurance Company
         1 Corporate Way
         Lansing, Michigan 48951

         Jackson National Life Insurance Company
         Institutional Marketing Group Service Center
         1 Corporate Way
         Lansing, Michigan 48951

         Jackson National Life Insurance Company
         7601 Technology Way
         Denver, Colorado 80237

         Jackson National Life Insurance Company
         225 West Wacker Drive, Suite 1200
         Chicago, IL  60606

Item. 31.        Management Services

         Not Applicable

Item. 32.        Undertakings and Representations

a)
Jackson National Life Insurance Company hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b)
Jackson National Life Insurance Company hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c)
Jackson National Life Insurance Company hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d)
Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

e)
The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance  (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment and has caused this post-effective amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 7th day of October, 2010.

Jackson National Separate Account - I
(Registrant)

Jackson National Life Insurance Company

By:  THOMAS J. MEYER
Thomas J. Meyer
Senior Vice President, Secretary,
and General Counsel

Jackson National Life Insurance Company
(Depositor)

By:  THOMAS J. MEYER
Thomas J. Meyer
Senior Vice President, Secretary,
and General Counsel

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*THOMAS J. MEYER	October 7, 2010
Clark P. Manning, Jr., President, Chief
Executive Officer and Director

*THOMAS J. MEYER	October 7, 2010
Michael A. Wells, Director

*THOMAS J. MEYER	October 7, 2010
Andrew B. Hopping, Executive Vice President -
Chief Financial Officer and Director

*THOMAS J. MEYER	October 7, 2010
Robert A. Fritts, Senior Vice President
and Controller

*THOMAS J. MEYER	October 7, 2010
James R. Sopha, Executive Vice President
and Director

* Thomas J. Meyer, Senior Vice President,
Secretary, General Counsel and Attorney-in-Fact.
pursuant to Power of Attorney executed on
January 4, 2010

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoint Clark P. Manning, Jr., Andrew B. Hopping, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee, and Anthony L. Dowling (each with power to act without the others) his attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to sign applications and registration  statements,  and any and all amendments, with power to affix the corporate seal and to attest it, and to file the  applications,  registration  statements,  and amendments,  with all exhibits and  requirements,  in accordance  with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment  Company Act of 1940.  This Power of Attorney concerns JNL Separate Account - I (033-82080, 333-70472, 333-73850, 333-118368, 333-119656, 333-132128 and 333-136472, 333-155675), JNL Separate Account III  (333-41153), JNL Separate Account IV (333-108433 and 333-118131), and JNL Separate Account V (333-70697), as well as any future separate accounts the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS  WHEREOF,  the undersigned have executed this Power of Attorney as of the 4th day of January, 2010.

CLARK P. MANNING, JR.
______________________________________
Clark P. Manning, Jr., President, Chief
Executive Officer and Director

MICHAEL A. WELLS
______________________________________
Michael A. Wells, Chief Operating Officer
and Director

ANDREW B. HOPPING
______________________________________
Andrew B. Hopping, Executive Vice President,
Chief Financial Officer and Director

ROBERT A. FRITTS
______________________________________
Robert A. Fritts, Senior Vice President and
Controller

JAMES R. SOPHA
______________________________________
James R. Sopha, Executive Vice President,
and Director

EXHIBIT LIST

Exhibit No.  Description

4.

ee.	Specimen of the Rewards Fixed and Variable Annuity Contract, attached hereto.

ff.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (Jackson Select) Endorsement (7638 10/10), attached hereto.

gg.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (Jackson Select With Joint Option) Endorsement (7639 10/10), attached hereto.

hh.	Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7640 10/10), attached hereto.

ii.	Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7641 10/10), attached hereto.

jj.	Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7642 10/10), attached hereto.

kk.	Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7643 10/10), attached hereto.

ll.	Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7646 10/10), attached hereto.

mm.	Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7647 10/10), attached hereto.

nn.	Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7648 10/10), attached hereto.

oo.	Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7649 10/10), attached hereto.

pp.	Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus, Annual Step-Up and Death Benefit (7650 10/10), attached hereto.

qq.	Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up (7652 10/10), attached hereto.

rr.	Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7653 10/10), attached hereto.

ss.	Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up (7654 10/10), attached hereto.

tt.	Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [8%] Bonus and Annual Step-Up (7656 10/10), attached hereto.

5c.	Form of the Rewards Fixed and Variable Annuity Application, attached as EX-5c.

9.	Opinion and Consent of Counsel, attached hereto as EX-9.

10.          Consent of Independent Registered Public Accounting Firm, attached hereto as EX-10.